UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

TIAA-CREF Funds	March 31, 2021

TIAA-CREF
Real Estate Securities Fund

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Real Estate Securities Fund	TIREX	TIRHX	TRRPX	TRRSX	TCREX

Annual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about the Real Estate Securities Fund and describes the Fund’s results for the twelve months ended March 31, 2021. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The Fund performance section compares the Fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the industries and types of securities in which the Fund had investments as of March 31, 2021.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	3

Letter to investors

Real estate investment trusts (REITs) posted strong returns for the twelve months ended March 31, 2021, as the economy initially struggled with the impact of the COVID-19 pandemic but then returned to growth. The unemployment rate, which rose sharply in April 2020, declined steadily during the period. The Federal Reserve maintained the federal funds target rate at 0.00%–0.25% throughout the twelve months. Meanwhile, the federal government enacted two pandemic relief measures—a $900 billion stimulus package in December 2020 and a $1.9 trillion COVID-19 relief bill in March 2021.

•	REITs gained 34.2% for the twelve months, as measured by the FTSE Nareit All Equity REITs Index. Please see page 8 for the benchmark definition.
•	All of the index’s 16 property sectors and subsectors advanced, with regional malls generating the largest return. Timber REITs and the lodging/resorts sector also posted strong results.
•	The TIAA-CREF Real Estate Securities Fund (Institutional Class) registered a sizable gain and outperformed its benchmark, mostly due to favorable security selection.

REITs surpassed U.S. bonds, trailed stocks

REITs are a unique asset class because they share some of the characteristics of both stocks and bonds. Similar to bonds, REIT prices can be sensitive to interest-rate fluctuations, and throughout the period, REITs benefited from the Fed’s commitment to maintain short-term interest rates within a near-zero range. Similar to equities, REITs invest in individual companies, so their performance is also tied to the overall health of the U.S. economy. As such, REITs were supported by strength in the stock market during the period.

For the twelve months, the FTSE Nareit All Equity REITs Index surpassed the 0.7% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. REITs also outpaced other fixed-income sectors, including high-yield bonds, which posted a double-digit gain for the period. However, REITs lagged the 62.5% advance of the broad U.S. stock market, as represented by the Russell 3000® Index.

4	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Brad Finkle

The benefits of REITs in varying markets

REITs have the potential to offer three important benefits to your portfolio: diversification, capital appreciation and income—a combination that can be a valuable investment option in varying market environments. Diversification, a well-established technique that spreads investments among a variety of asset classes—not just stocks or bonds—can help limit the risk of having too much exposure to one specific area. Because REITs invest in a broad array of real estate property sectors, each with its own unique characteristics and supply/demand dynamics, they can help provide more diversification. REITs also offer the potential for capital appreciation, which appeals to many investors in a growing economy or when markets are rising. Income is another important feature of REITs, which are required by law to distribute at least 90% of their taxable income to investors in the form of dividends. That income can be of particular value when interest rates decline or when markets are struggling.

It’s impossible to predict which way financial markets will move. Similarly, no one can foresee the direction of interest rates. Because of these uncertainties, we believe that a professionally managed mutual fund of REIT securities can play an integral role in a long-term investment plan, especially when it is part of a broader portfolio containing stocks, bonds and other asset classes. Of course, diversification cannot guarantee against market losses.

Please feel free to visit TIAA.org for more information on asset class performance. As always, if you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, we encourage you to contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We stand ready to help you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 12 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2020–March 31, 2021).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	7

Important information about expenses

Expense example

Six months ended March 31, 2021

Real Estate Securities Fund	Beginning account value (10/1/20)	Ending account value (3/31/21)	Expenses paid during period (10/1/20–3/31/21	* )
Actual return
Institutional Class	$1,000.00	$ 1,168.30	$2.54
Advisor Class	1,000.00	1,167.55	3.19
Premier Class	1,000.00	1,167.23	3.35
Retirement Class	1,000.00	1,166.42	3.89
Retail Class	1,000.00	1,166.16	4.10
5% annual hypothetical return
Institutional Class	1,000.00	1,022.59	2.37
Advisor Class	1,000.00	1,021.99	2.97
Premier Class	1,000.00	1,021.84	3.13
Retirement Class	1,000.00	1,021.34	3.63
Retail Class	1,000.00	1,021.14	3.83
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.47% for the Institutional Class, 0.59% for the Advisor Class, 0.62% for the Premier Class, 0.72% for the Retirement Class and 0.76% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

About the Fund’s benchmark

The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

FTSE International Limited (“FTSE”) © FTSE 2021. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance for the twelve months ended March 31, 2021

The Real Estate Securities Fund returned 35.94% for the Institutional Class, compared with the 34.24% return of its benchmark, the FTSE Nareit All Equity REITs Index. The performance table shows returns for all share classes of the Fund.

Economic growth resumed after pandemic setback

The U.S. economy contracted sharply early in the period due to the COVID-19 outbreak and global efforts to contain the spread of the virus. But the nation’s output recovered during the summer of 2020, and economic growth continued through the rest of the year and into 2021. The unemployment rate, which had spiked to 14.7% in April 2020, declined steadily during the period and settled at 6.0% in March 2021. The Federal Reserve, which had reduced the federal funds target rate in March 2020, kept the key short-term interest-rate measure at 0.00%–0.25% throughout the period. Meanwhile, the federal government enacted a $900 billion pandemic aid package in December 2020, followed by a $1.9 trillion COVID-19 relief bill in March 2021.

For the period, the FTSE Nareit All Equity REITs Index trailed the 62.53% return of the broad U.S. stock market, as measured by the Russell 3000® Index, but it surpassed the 0.71% return of the broad U.S. investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index.

Most sectors posted double-digit gains

Among the benchmark’s 16 property sectors and subsectors, all posted positive returns for the period. The largest gains were seen in the regional malls (up 108.1%), timber REITs (up 94.8%) and lodging/resorts (up 85.1%) sectors. The worst performer was the data centers sector (up 8.6%).

Fund rose substantially and outperformed its benchmark

For the twelve-month period, the Fund posted a strong gain and outperformed its benchmark, mostly due to astute security selection. An out-of-benchmark allocation to vacation rental company Airbnb and an overweight position in retail REIT Simon Property Group contributed most to the Fund’s relative performance, as both produced triple-digit gains. An out-of-benchmark investment in MGM Resorts International, a global entertainment company, was also beneficial.

These positive effects were partly offset by an overweight allocation to residential REIT Equity LifeStyle Properties and an underweight position in paper and forest products company Weyerhaeuser, which posted strong results. An overweight position in industrial REIT Rexford Industrial Realty also hampered the Fund’s performance.

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	9

Real Estate Securities Fund

Performance as of March 31, 2021

Real Estate Securities Fund			Average annual			Annual operating
		Total return	total return			expenses*
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	10/1/02	35.94%	9.08%	10.16%		0.50%	0.50%
Advisor Class	12/4/15	35.76	8.97	10.10	†	0.62	0.62
Premier Class	9/30/09	35.78	8.94	10.00		0.65	0.65
Retirement Class	10/1/02	35.58	8.82	9.89		0.75	0.75
Retail Class	10/1/02	35.57	8.77	9.82		0.79	0.79
FTSE Nareit All Equity REITs Index	—	34.24	7.19	9.35		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

10	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Portfolio composition
% of net assets
Sector	as of 3/31/2021
Specialized REITs	27.9
Residential REITs	22.7
Retail REITs	12.2
Industrial REITs	11.7
Office REITs	8.2
Health care REITs	7.4
Hotel & resort REITs	2.3
Casinos & gaming	2.1
Internet services & infrastructure	1.9
Diversified REITs	1.2
Hotels, resorts & cruise lines	1.0
Short-term investments, other assets & liabilities, net	1.4
Total	100.0
Fund profile
as of 3/31/2021
Net assets	$3.29 billion
Portfolio turnover rate	45%
Number of holdings	70
Weighted median market capitalization	$22.46 billion
Price/earnings ratio (weighted 12-month trailing average)†	76.3
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

% of equity investments
Market capitalization	as of 3/31/2021
More than $50 billion	21.3
More than $15 billion–$50 billion	45.2
More than $2 billion–$15 billion	31.4
$2 billion or less	2.1
Total	100.0

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	11

Portfolio of investments

Real Estate Securities Fund  ■  March 31, 2021

Shares		Company	Value
COMMON STOCKS—98.6%
CASINOS & GAMING—2.1%
375,000	*	Las Vegas Sands Corp	$22,785,000
550,000		MGM Resorts International	20,894,500
200,000	*	Wynn Resorts Ltd	25,074,000
		TOTAL CASINOS & GAMING	68,753,500
DIVERSIFIED REITS—1.2%
1,600,000		Empire State Realty Trust, Inc	17,808,000
600,000		STORE Capital Corp	20,100,000
		TOTAL DIVERSIFIED REITS	37,908,000
HEALTH CARE REITS—7.4%
1,600,000		Healthpeak Properties Inc	50,784,000
550,000		Omega Healthcare Investors, Inc	20,146,500
1,450,000		Sabra Healthcare REIT, Inc	25,172,000
1,300,000		Ventas, Inc	69,342,000
1,075,000		Welltower, Inc	77,002,250
		TOTAL HEALTH CARE REITS	242,446,750
HOTEL & RESORT REITS—2.3%
1,850,000	*	Host Hotels and Resorts, Inc	31,172,500
350,000		MGM Growth Properties LLC	11,417,000
1,200,000	*	Park Hotels & Resorts, Inc	25,896,000
550,000	*	Sunstone Hotel Investors, Inc	6,853,000
		TOTAL HOTEL & RESORT REITS	75,338,500
HOTELS, RESORTS & CRUISE LINES—1.0%
100,000	*	Hilton Worldwide Holdings, Inc	12,092,000
150,000	*	Marriott International, Inc (Class A)	22,216,500
		TOTAL HOTELS, RESORTS & CRUISE LINES	34,308,500
INDUSTRIAL REITS—11.7%
150,000		EastGroup Properties, Inc	21,492,000
75,000		Innovative Industrial Properties, Inc	13,512,000
1,950,000		Prologis, Inc	206,700,000
2,000,000		Rexford Industrial Realty, Inc	100,800,000
725,000		Terreno Realty Corp	41,883,250
		TOTAL INDUSTRIAL REITS	384,387,250
INTERNET SERVICES & INFRASTRUCTURE—1.9%
425,000	*	GDS Holdings Ltd (ADR)	34,463,250
1,900,000	*	Megaport Ltd	16,053,244
1,600,000	*	NEXTDC Ltd	12,743,426
		TOTAL INTERNET SERVICES & INFRASTRUCTURE	63,259,920
OFFICE REITS—8.2%
440,000		Alexandria Real Estate Equities, Inc	72,292,000
560,000		Boston Properties, Inc	56,705,600
425,000		Kilroy Realty Corp	27,892,750
600,000		SL Green Realty Corp	41,994,000
1,600,000		Vornado Realty Trust	72,624,000
		TOTAL OFFICE REITS	271,508,350

12	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments	continued

Real Estate Securities Fund  ■  March 31, 2021

Shares		Company	Value
RESIDENTIAL REITS—22.7%
1,500,000		American Homes 4 Rent	$50,010,000
375,000		Apartment Income REIT Corp	16,035,000
750,000		AvalonBay Communities, Inc	138,382,500
240,000		Camden Property Trust	26,378,400
875,000		Equity Lifestyle Properties, Inc	55,685,000
2,025,000		Equity Residential	145,050,750
315,000		Essex Property Trust, Inc	85,629,600
4,200,000		Ingenia Communities Group	16,207,555
2,400,000		Invitation Homes, Inc	76,776,000
215,000		Mid-America Apartment Communities, Inc	31,037,400
440,000		Sun Communities, Inc	66,017,600
950,000		UDR, Inc	41,667,000
		TOTAL RESIDENTIAL REITS	748,876,805
RETAIL REITS—12.2%
325,000		Agree Realty Corp	21,875,750
1,100,000		Brixmor Property Group, Inc	22,253,000
1,550,000		Kimco Realty Corp	29,062,500
1,249,700		Macerich Co	14,621,490
200,000		Realty Income Corp	12,700,000
850,000		Regency Centers Corp	48,203,500
1,725,000		Simon Property Group, Inc	196,253,250
2,050,000		SITE Centers Corp	27,798,000
275,000		Spirit Realty Capital, Inc	11,687,500
1,175,000		Tanger Factory Outlet Centers, Inc	17,777,750
		TOTAL RETAIL REITS	402,232,740
SPECIALIZED REITS—27.9%
885,000		American Tower Corp	211,568,100
635,000		Crown Castle International Corp	109,302,550
500,000		Digital Realty Trust, Inc	70,420,000
750,000		EPR Properties	34,942,500
240,000		Equinix, Inc	163,101,600
170,000		Extra Space Storage, Inc	22,533,500
300,000		Gaming and Leisure Properties, Inc	12,729,000
375,000		Lamar Advertising Co	35,220,000
350,000		National Storage Affiliates Trust	13,975,500
1,150,000	*	Outfront Media, Inc	25,104,500
340,000		Public Storage, Inc	83,898,400
120,000		SBA Communications Corp	33,306,000
1,150,000		VICI Properties, Inc	32,476,000
1,975,000		Weyerhaeuser Co	70,310,000
		TOTAL SPECIALIZED REITS	918,887,650

		TOTAL COMMON STOCKS (Cost 2,214,123,688)	3,247,907,965

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	13

Portfolio of investments	concluded

Real Estate Securities Fund  ■  March 31, 2021

Principal	Issuer	Rate	Maturity date	Value
SHORT-TERM INVESTMENTS—1.1%
GOVERNMENT AGENCY DEBT—0.9%
$6,801,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	04/01/21	$6,801,000
5,000,000	Federal Home Loan Bank (FHLB)	0.005	04/07/21	5,000,000
2,516,000	FHLB	0.004	04/21/21	2,516,000
15,000,000	FHLB	0.010	04/23/21	15,000,000
	TOTAL GOVERNMENT AGENCY DEBT			29,317,000
TREASURY DEBT—0.2%
5,000,000	United States Treasury Bill	0.002	04/08/21	4,999,995
	TOTAL TREASURY DEBT			4,999,995

	TOTAL SHORT-TERM INVESTMENTS (Cost $34,316,896)			34,316,995

	TOTAL INVESTMENTS—99.7% (Cost $2,248,440,584)			3,282,224,960
	OTHER ASSETS & LIABILITIES, NET—0.3%			11,046,294
	NET ASSETS—100.0%			$3,293,271,254

Abbreviation(s):

ADR	American Repository Receipts
REIT	Real Estate Investment Trust

* Non-income producing

14	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities

Real Estate Securities Fund  ■  March 31, 2021

ASSETS
Portfolio investments, at value†	$3,282,224,960
Cash	490,129
Receivable from securities transactions	1,971,259
Receivable from Fund shares sold	5,075,904
Dividends and interest receivable	9,455,236
Due from affiliates	68,547
Other	348,542
Total assets	3,299,634,577
LIABILITIES
Management fees payable	1,282,874
Service agreement fee payable	124,545
Distribution fee payable	82,193
Due to affiliates	21,125
Payable for securities transactions	3,946,877
Payable for Fund shares redeemed	547,618
Payable for trustee compensation	213,022
Accrued expenses and other payables	145,069
Total liabilities	6,363,323
NET ASSETS	$3,293,271,254
NET ASSETS CONSIST OF:
Paid-in-capital	$2,256,221,823
Total distributable earnings (loss)	1,037,049,431
Net Assets	$3,293,271,254
INSTITUTIONAL CLASS:
Net assets	$2,272,603,648
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	119,748,052
Net asset value per share	$18.98
ADVISOR CLASS:
Net assets	$71,403,120
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,760,428
Net asset value per share	$18.99
PREMIER CLASS:
Net assets	$48,254,515
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,540,127
Net asset value per share	$19.00
RETIREMENT CLASS:
Net assets	$533,102,138
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	26,843,146
Net asset value per share	$19.86
RETAIL CLASS:
Net assets	$367,907,833
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	19,550,262
Net asset value per share	$18.82
† Portfolio investments, cost	$2,248,440,584

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	15

Statement of operations

Real Estate Securities Fund  ■  For the year ended March 31, 2021

INVESTMENT INCOME
Dividends	$60,804,104
Payment from affiliate	417,407
Interest	48,190
Total income	61,269,701

EXPENSES
Management fees	12,941,231
Shareholder servicing — Institutional Class	6,673
Shareholder servicing — Advisor Class	56,287
Shareholder servicing — Premier Class	153
Shareholder servicing — Retirement Class	1,162,100
Shareholder servicing — Retail Class	135,927
Distribution fees — Premier Class	66,568
Distribution fees — Retail Class	781,978
Administrative service fees	97,468
Trustee fees and expenses	32,387
Other expenses	402,657
Total expenses	15,683,429
Less: Fee waiver by investment adviser and Nuveen Securities	(637,667)
Net expenses	15,045,762
Net investment income (loss)	46,223,939

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	83,875,642
Foreign currency transactions	(14,311)
Net realized gain (loss) on total investments	83,861,331
Change in unrealized appreciation (depreciation) on:
Portfolio investments	687,454,932
Translations of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(5,268)
Net change in unrealized appreciation (depreciation) on total investments	687,449,664
Net realized and unrealized gain (loss) on total investments	771,310,995
Net increase (decrease) in net assets from operations	$817,534,934

16	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets

Real Estate Securities Fund  ■  For the year ended

		March 31, 2021	March 31, 2020
OPERATIONS
Net investment income (loss)		$46,223,939	$49,063,106
Net realized gain (loss) on total investments		83,861,331	17,076,313
Net change in unrealized appreciation (depreciation) on total investments		687,449,664	(317,323,031)
Net increase (decrease) in net assets from operations		817,534,934	(251,183,612)

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(34,056,999)	(112,689,391)
	Advisor Class	(813,685)	(1,424,454)
	Premier Class	(703,229)	(3,714,969)
	Retirement Class	(6,800,689)	(28,450,093)
	Retail Class	(4,749,733)	(19,101,670)
Total distributions		(47,124,335)	(165,380,577)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	662,036,498	463,216,863
	Advisor Class	58,438,845	40,647,619
	Premier Class	8,311,088	11,494,447
	Retirement Class	35,513,832	77,265,402
	Retail Class	80,494,085	111,171,217
Reinvestments of distributions:	Institutional Class	33,361,742	106,877,507
	Advisor Class	807,347	1,409,599
	Premier Class	703,055	3,714,317
	Retirement Class	6,800,689	28,449,867
	Retail Class	4,522,909	18,220,255
Redemptions:	Institutional Class	(377,121,852)	(450,403,787)
	Advisor Class	(21,557,315)	(20,909,263)
	Premier Class	(17,735,465)	(42,211,656)
	Retirement Class	(40,371,394)	(54,545,829)
	Retail Class	(69,834,550)	(62,838,783)
Net increase (decrease) from shareholder transactions		364,369,514	231,557,775
Net increase (decrease) in net assets		1,134,780,113	(185,006,414)
NET ASSETS
Beginning of period		2,158,491,141	2,343,497,555
End of period		$3,293,271,254	$2,158,491,141

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	17

Statements of changes in net assets	concluded

Real Estate Securities Fund  ■  For the year ended

		March 31, 2021	March 31, 2020
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	39,409,395	25,925,346
	Advisor Class	3,502,755	2,330,756
	Premier Class	505,171	653,541
	Retirement Class	1,969,222	4,153,421
	Retail Class	4,796,182	6,284,808
Shares reinvested:	Institutional Class	1,946,389	6,245,330
	Advisor Class	46,706	82,676
	Premier Class	41,128	215,881
	Retirement Class	380,535	1,588,105
	Retail Class	266,730	1,073,178
Shares redeemed:	Institutional Class	(22,268,340)	(25,249,177)
	Advisor Class	(1,314,640)	(1,205,588)
	Premier Class	(1,102,012)	(2,366,418)
	Retirement Class	(2,340,798)	(3,058,627)
	Retail Class	(4,244,886)	(3,767,729)
Net increase (decrease) from shareholder transactions		21,593,537	12,905,503

18	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

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TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	19

Financial highlights

Real Estate Securities Fund

	Selected per share data											Ratios and supplemental data
		Gain (loss) from investment operations
				Net realized										Ratios to average net assets
For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Total return	Net assets				Net		Net investment
period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments )	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	excluding payment from affiliates [u]	at end of period (in thousands	)	Gross expense	Net expense	investment income (loss	)	income (loss) excluding payments from affiliates	[u]	Portfolio turnover rate
Institutional Class
3/31/21	$14.21	$0.30		$ 4.77	$ 5.07	$(0.30)	$ –	$(0.30)	$18.98	35.94%	35.92%	$2,272,604		0.49%	0.47%	1.77%		1.76%		45%
3/31/20	16.88	0.35		(1.89)	(1.54)	(0.33)	(0.80)	(1.13)	14.21	(10.16)	(10.17)	1,430,143		0.50	0.50	1.95		1.94		39
3/31/19	14.65	0.33		2.40	2.73	(0.36)	(0.14)	(0.50)	16.88	18.91	18.90	1,582,056		0.51	0.51	2.13		2.12		34
3/31/18	15.31	0.32		0.26	0.58	(0.28)	(0.96)	(1.24)	14.65	3.45	3.44	1,298,830		0.51	0.51	2.08		2.07		30
3/31/17	15.44	0.27		0.15	0.42	(0.32)	(0.23)	(0.55)	15.31	2.82	2.79	1,448,714		0.51	0.50	1.79		1.76		52
Advisor Class
3/31/21	14.22	0.26		4.79	5.05	(0.28)	–	(0.28)	18.99	35.76	35.74	71,403		0.62	0.59	1.55		1.53		45
3/31/20	16.89	0.32		(1.88)	(1.56)	(0.31)	(0.80)	(1.11)	14.22	(10.27)	(10.28)	21,689		0.62	0.62	1.79		1.78		39
3/31/19	14.66	0.18		2.54	2.72	(0.35)	(0.14)	(0.49)	16.89	18.76	18.75	5,366		0.64	0.64	1.19		1.18		34
3/31/18	15.32	0.31		0.25	0.56	(0.26)	(0.96)	(1.22)	14.66	3.31	3.30	1,235		0.65	0.65	1.98		1.98		30
3/31/17	15.44	0.18		0.24	0.42	(0.31)	(0.23)	(0.54)	15.32	2.82	2.80	579		0.56	0.56	1.20		1.18		52
Premier Class
3/31/21	14.22	0.27		4.79	5.06	(0.28)	–	(0.28)	19.00	35.78	35.76	48,255		0.64	0.62	1.62		1.60		45
3/31/20	16.89	0.32		(1.88)	(1.56)	(0.31)	(0.80)	(1.11)	14.22	(10.31)	(10.32)	44,026		0.65	0.65	1.80		1.79		39
3/31/19	14.66	0.30		2.41	2.71	(0.34)	(0.14)	(0.48)	16.89	18.72	18.71	77,572		0.66	0.66	1.97		1.96		34
3/31/18	15.32	0.30		0.25	0.55	(0.25)	(0.96)	(1.21)	14.66	3.28	3.27	79,281		0.66	0.66	1.94		1.94		30
3/31/17	15.44	0.25		0.16	0.41	(0.30)	(0.23)	(0.53)	15.32	2.73	2.70	94,236		0.66	0.65	1.66		1.63		52
Retirement Class
3/31/21	14.86	0.27		4.99	5.26	(0.26)	–	(0.26)	19.86	35.58	35.56	533,102		0.74	0.72	1.52		1.51		45
3/31/20	17.60	0.32		(1.97)	(1.65)	(0.29)	(0.80)	(1.09)	14.86	(10.39)	(10.40)	398,674		0.75	0.75	1.70		1.69		39
3/31/19	15.25	0.30		2.51	2.81	(0.32)	(0.14)	(0.46)	17.60	18.67	18.66	424,963		0.76	0.76	1.88		1.87		34
3/31/18	15.90	0.30		0.25	0.55	(0.24)	(0.96)	(1.20)	15.25	3.12	3.11	350,291		0.76	0.76	1.85		1.84		30
3/31/17	16.00	0.25		0.16	0.41	(0.28)	(0.23)	(0.51)	15.90	2.66	2.63	335,327		0.76	0.75	1.58		1.55		52
Retail Class
3/31/21	14.09	0.25		4.73	4.98	(0.25)	–	(0.25)	18.82	35.57	35.55	367,908		0.79	0.76	1.48		1.46		45
3/31/20	16.74	0.29		(1.86)	(1.57)	(0.28)	(0.80)	(1.08)	14.09	(10.41)	(10.42)	263,960		0.79	0.79	1.66		1.65		39
3/31/19	14.54	0.28		2.38	2.66	(0.32)	(0.14)	(0.46)	16.74	18.50	18.49	253,540		0.81	0.81	1.86		1.85		34
3/31/18	15.21	0.28		0.24	0.52	(0.23)	(0.96)	(1.19)	14.54	3.09	3.08	223,112		0.81	0.81	1.79		1.78		30
3/31/17	15.33	0.24		0.14	0.38	(0.27)	(0.23)	(0.50)	15.21	2.59	2.56	225,844		0.82	0.81	1.55		1.52		52

[a]	Based on average shares outstanding.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

20	2021 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2021 Annual Report	21

Notes to financial statements

Real Estate Securities Fund

Note 1—organization

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.

The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Fund offers five share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

22	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statement of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “change in Net unrealized appreciation (depreciation) on total investments on the Statement of operations, when applicable.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	23

Notes to financial statements

involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best

24	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by Advisors. These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	25

Notes to financial statements

value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Equity investments:
Internet services & infrastructure	$34,463,250	$28,796,670	$–	$63,259,920
Residential REITs	732,669,250	16,207,555	–	748,876,805
All other equity investments*	2,435,771,240	–	–	2,435,771,240
Short-term investments	–	34,316,995	–	34,316,995
Total	$3,202,903,740	$79,321,220	$–	$3,282,224,960

*	For detailed categories, see the accompanying Portfolio of investments.

Note 4—investments

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the year ended March 31, 2021 were as follows:

Non-U.S. government purchases	Non-U.S. government sales
$1,609,682,682	$1,205,550,452

Note 5—income tax and other tax matters

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

26	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2021, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Net unrealized appreciation (depreciation): At March 31, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
$2,278,721,667	$1,035,299,180	$(31,795,887)	$1,003,503,293

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the years ended March 31, 2021 and March 31, 2020 was as follows:

	Ordinary income	Long-term capital gains	Total
3/31/2021	$47,124,335	$–	$47,124,335
3/31/2020	65,151,969	100,228,608	165,380,577

Components of accumulated earnings: As of March 31, 2021, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Capital loss carryover	Total
Real Estate Securities	$3,684,329	$30,064,546	$1,003,498,025	$–	$1,037,246,900

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	27

Notes to financial statements

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short term gain as ordinary income for tax purposes.

Note 6—investment adviser and other transactions with affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.35% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The investment management fee effective rate is 0.47% as of March 31, 2021. Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee. The investment management fee after the waiver was between 0.325% and 0.475%. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.545% of average daily net assets for the Institutional Class shares; 0.695% of average daily net assets for the Advisor Class shares; 0.695% of average daily net assets for the Premier Class shares; 0.795% of average daily net assets for the Retirement Class shares; and 0.935% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2021, unless changed with approval of the Board. Prior to May 1, 2020, the expense caps

28	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

were 0.57% for the Institutional Class, 0.72% for the Advisor Class, 0.72% for the Premier Class, 0.82% for the Retirement Class, and 0.96% for the Retail Class.

Income, reflected in Payment from affiliate on the Statement of operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended March 31, 2021, these transactions did not materially impact the Fund.

At March 31, 2021, TIAA Access, a registered separate account of TIAA, owned 12% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of March 31, 2021, one 529 Plan owned 9% of the Real Estate Securities Fund.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of March 31, 2021, there were no affiliated investments.

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended March 31, 2021, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	29

Notes to financial statements	concluded

affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2021, there were no borrowings under this credit facility by the Fund.

30	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Real Estate Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of TIAA-CREF Real Estate Securities Fund (one of the funds constituting TIAA-CREF Funds, hereafter referred to as the “Fund”) as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statement of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the five years in the period ended March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
May 21, 2021

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	31

Important tax information (unaudited)

For the year ended March 31, 2021, the Fund designates 1.5% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividend income.

For the year ended March 31, 2021, the Fund designates 1.5% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

For the year ended March 31, 2021, the Fund designates 88.3% (or maximum amount allowable) of ordinary income dividends paid as qualified business income.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2021, which will be reported in conjunction with your 2021 Form 1099-DIV.

By early 2022, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

32	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 12, 2021

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	88	Board Member, Lumina Foundation and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management, Northwestern University (2002–2011 and since 2013), Senior Associate Dean for Strategy and Academics (since 2020) and Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	88	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC; Member of the Executive Board, American Economic Association.

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	33

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 12, 2021

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (2014–2021) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011; Chairman for term ending June 30, 2023. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	88	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.

34	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	88	Director, National Bureau of Economic Research; Trustee, Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, TheraTrue Inc.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President (2019–2020), Vice President (2013–2018), Society of Financial Studies. President (since 2020), Vice President (2019–2020) American Finance Association.	88	Texa$aver Product Committee Member, Employees Retirement System of Texas.

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	35

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 12, 2021
Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Chief Executive Officer and President of CREF and TIAA Separate Account VA-1. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.

36	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

David Nason TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.
Phillip T. Rollock TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	37

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Real Estate Securities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Real Estate Securities Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a videoconference meeting on March 12, 2021, in order to consider the annual renewal of the Agreement with respect to the Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of

38	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate. Broadridge compared this data, as relevant, for the Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of the Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of the Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class shares as the base share class for comparison purposes.

In advance of the Board meeting held on March 12, 2021, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	39

Approval of investment management agreement (unaudited)

continued or modified in the coming year; (3) a comparison of the Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to the Fund’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Fund at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Fund; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 4, 2021, the Board held a videoconference meeting with legal counsel to the Trustees to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 12, 2021 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized by Advisors from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As part of the Board’s review of these factors, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Fund in particular including, among other information, the current and expected impact on the Fund’s performance and operations. As a general matter, the Board considered

40	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 12, 2021 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for the Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 12, 2021 meeting, the oversight and evaluation of Advisors’ services to the Fund by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee and its other Committees receive and discuss information regarding the performance of the Fund and other matters. Thus, in reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 12, 2021, all Board members voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund, including conducting research, identifying investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the Fund’s investment portfolio; reporting on the investment performance and other metrics of the Fund to the Board on a regular basis; responding to Fund flows; compliance

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	41

Approval of investment management agreement (unaudited)

monitoring; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Fund, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of the Fund over the one-, three-, five- and ten-year periods ended December 31, 2020. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. For details regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Fund for the calendar year 2020. The Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having a management fee rate that permits Advisors to maintain and improve the quality of services provided to the Fund and recognized the entrepreneurial and other risks assumed by Advisors in managing the Fund. The Board considered that Advisors calculated that it had earned profits with respect to the Fund under the Agreement for the one-year period ended December 31, 2020. The Board also considered Advisors’ voluntary effort to reduce the Fund’s management fee rate by 0.025% from May 1, 2020 through April 30, 2021. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual

42	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

operating expenses exceeded a specified amount. The Board concluded that the profits earned by Advisors in 2020 from its services to the Fund were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding the Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the synopsis below. The Board determined that the management fee rate charged to the Fund under the Agreement typically was lower than the management fee rates charged to most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Fund’s actual management fee rate compares to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund was reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund, and whether any such economies are shared with the Fund. The Board also considered the extent to which the current fee rate schedule breakpoints for the Fund affected Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to the Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered Advisors’ reimbursement to the Fund for all of the soft dollar amounts the Fund spent on research during the year. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts. The

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	43

Approval of investment management agreement (unaudited)

Board considered that Advisors did not currently manage any other products with comparable investment strategies to the Fund’s investment strategy. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rate charged to the Fund may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Fund to Advisors or its affiliates for other services, such as distribution, administration and investment-related benefits, such as economies of scale to the extent the Fund shares investment resources and/or personnel with other clients of Advisors and the use of research obtained through the payment of soft dollars by the Fund by other clients of Advisors. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Fund may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. When the Fund is described in the following discussion as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2020. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the

44	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

concluded

lowest (worst) rating category. The Morningstar data is as of December 31, 2020. The statement below regarding the Fund’s “effective management fee rate” refers to the overall effective blended fee rate that applied to the Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements.

•	The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.470% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.025% for the year ended April 30, 2021.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group and universe of comparable funds selected by Broadridge for expense comparison purposes.
•	The Fund was in the 1st quintile of both the group of comparable funds selected by Broadridge for performance comparison purposes and the universe of comparable funds selected by Broadridge for performance comparison purposes for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	45

Liquidity risk management program

Discussion of the operation and effectiveness of the Fund’s liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the series of the Trust covered by this Report (the “Fund”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Fund’s liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Fund’s Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 9, 2021 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.

In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Fund portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

A Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

46	2021 Annual Report ■ TIAA-CREF Real Estate Securities Fund

The Liquidity Rule also limits the Fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on illiquid investments.

TIAA-CREF Real Estate Securities Fund ■ 2021 Annual Report	47

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How to reach us

Websites

TIAA.org
nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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TIAA-CREF	March 31,
Funds	2021

TIAA-CREF
Fixed-Income Funds

The annual report contains the audited financial statements.

	Institutional	Advisor	Premier	Retirement	Retail	Class
Fund name	Class	Class	Class	Class	Class	W
Bond Index Fund	TBIIX	TBIAX	TBIPX	TBIRX	TBILX	TBIWX
Core Bond Fund	TIBDX	TIBHX	TIDPX	TIDRX	TIORX	TBBWX
Core Impact Bond Fund	TSBIX	TSBHX	TSBPX	TSBBX	TSBRX	—
Core Plus Bond Fund	TIBFX	TCBHX	TBPPX	TCBRX	TCBPX	TCBWX
5–15 Year Laddered Tax-Exempt Bond Fund	TITIX	TIXHX	—	—	TIXRX	—
Green Bond Fund	TGRNX	TGRKX	TGRLX	TGRMX	TGROX	—
High-Yield Fund	TIHYX	TIHHX	TIHPX	TIHRX	TIYRX	TIHWX
Inflation-Linked Bond Fund	TIILX	TIIHX	TIKPX	TIKRX	TCILX	TIIWX
Short Duration Impact Bond Fund	TSDJX	TSDHX	TSDFX	TSDDX	TSDBX	—
Short-Term Bond Fund	TISIX	TCTHX	TSTPX	TISRX	TCTRX	TCTWX
Short-Term Bond Index Fund	TNSHX	TTBHX	TPSHX	TESHX	TRSHX	TTBWX
Money Market Fund	TCIXX	TMHXX	TPPXX	TIEXX	TIRXX	—

Annual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds listed on the cover of this report.

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended March 31, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of March 31, 2021.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	3

Brad Finkle

Letter to investors

The U.S. bond market posted broad gains for the twelve months ended March 31, 2021, as the U.S. economy, which struggled early in the period with the effects of the COVID-19 pandemic, later experienced a gradual recovery. For the period, each of the major fixed-income sectors produced positive results. All eleven TIAA-CREF Fixed-Income Funds, as well as the Money Market Fund, advanced over the twelve months.

• The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 0.7% for the period.

• Institutional Class returns for seven of the eleven fixed-income funds outperformed the results of their respective benchmarks. Please see page 8 for benchmark definitions.

• Among the four remaining funds, the Inflation-Linked Bond Fund and the two index funds slightly lagged their benchmarks. The High-Yield Fund posted a strong double-digit gain, but also trailed its benchmark. The Money Market Fund modestly outperformed its benchmark.

Bonds gained as economy recovered

Although the U.S. economy contracted sharply early in the period, it rebounded over the summer and continued to grow into 2021. The unemployment rate, which spiked in April 2020, declined gradually over the course of the year, reflecting the economic recovery. The Federal Reserve held steady over the twelve months, maintaining the federal funds target rate at 0.00%–0.25%. Adding fuel to the economy, the federal government enacted two pandemic relief measures—a $900 billion stimulus package in December 2020 and a $1.9 trillion COVID-19 relief bill in March 2021.

The Bloomberg Barclays U.S. Aggregate Bond Index had steady gains for the first nine months of the period, but its advance was trimmed during the final three months when longer-term interest rates rose (bond yields move in the opposite direction of prices). High-yield bonds were the strongest fixed-income performers by a wide margin. U.S. Treasury inflation-protected securities and municipal bonds also generated solid returns, while short-term securities produced more modest gains.

All TIAA-CREF Funds recorded gains

Each of the TIAA-CREF Fixed-Income Funds generated a positive return for the twelve-month period. Performance for the Institutional Class ranged from 0.5% for the Bond Index Fund to 19.9% for the High-Yield Fund.

The High-Yield Fund’s gain trailed that of its benchmark, the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.

The Green Bond Fund returned 8.3%—more than double the performance of its benchmark, the Bloomberg Barclays MSCI U.S. Green Bond Index. The Fund’s relative performance was aided most by holdings in the corporate bond sector.

4	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The Core Plus Bond Fund advanced 7.8%, while the Core Bond Fund gained 5.8% and the Core Impact Bond Fund returned 5.1%. All three funds outperformed their common benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, by wide margins. The funds benefited from overweight positions in the strong-performing corporate bond sector and underweight positions in the U.S. Treasury sector, which declined for the period.

The Inflation-Linked Bond Fund gained 7.5% but modestly trailed its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, primarily due to the effect of expenses. The 5–15 Year Laddered Tax-Exempt Bond Fund advanced 6.5% to outpace its benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. Holdings in the transportation sector boosted the fund’s relative performance most.

The Short Duration Impact Bond Fund returned 6.9%, while the Short-Term Bond Fund gained 4.2%. Both handily exceeded the advance of their shared benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. A gain of 1.5% by the Short-Term Bond Index Fund fell short of the same benchmark, mostly due to the effect of expenses. The Bond Index Fund’s return underperformed that of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, also primarily due to the effect of expenses.

The Money Market Fund returned 0.1% and modestly outperformed its benchmark, the iMoneyNet Money Fund Averages™—All Government.

A detailed overview of the fixed-income markets during the period appears in our Market Monitor on page 6. A discussion of each fund and its relative performance begins on page 10.

Staying on course to achieve long-term goals

Despite the challenges of the past year, we believe there are reasons to feel more optimistic. The economic outlook in the United States has improved as the economy continues to show clear signs of growth. But, as always, the road ahead is far from certain. Recoveries often occur unevenly, and new concerns may develop along the way.

It’s understandable that some investors may consider making changes in their investment strategies to capitalize on the potential for short-term changes in the economy or financial markets. But in our view, investors should take a step back and look at the big picture. History has shown that maintaining a long-term perspective and following a well-thought-out financial plan is often a more prudent approach in helping investors reach their goals. We believe professionally managed fixed-income mutual funds can play an integral role in a diversified portfolio with multiple asset classes. Of course, diversification cannot guarantee against market losses.

Please feel free to visit TIAA.org for more information on asset class performance. As always, if you have any questions or need help with your TIAA-CREF fixed-income portfolio, we encourage you to contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We stand ready to help you.

/s/ Brad Finkle

Brad Finkle
Chief Operating Officer, Nuveen
President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	5

Market monitor

Bond markets gained while economy returned to growth

All major U.S. fixed-income markets advanced for the twelve-month period. The economy initially struggled with the impact of the COVID-19 pandemic, but as the period progressed, economic growth resumed. Aggressive monetary and fiscal actions, as well as the wide distribution of new virus vaccines later in the period, helped to bolster growth. The Federal Reserve left historically low short-term interest rates in place while also moving aggressively to support credit markets. The federal government enacted two large economic stimulus measures in December 2020 and March 2021. Investment-grade fixed-rate bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 0.7% for the period. Strong gains in the first half of the period were partially offset by losses in the first quarter of 2021.

Amid a very low interest-rate environment and a recovering economy, investors willing to take on additional risk for potentially greater returns were attracted to high-yield bonds. U.S. high-yield securities, as measured by the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index, returned 21.0%. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index gained 8.1%. Municipal bonds, as represented by the Bloomberg Barclays 10-Year Municipal Bond Index, advanced 5.4%. Short-term bonds, as represented by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index, gained 1.6%.

High-yield bonds soared as economy recovered

U.S. bond performance: twelve months ended March 31, 2021

Source: Investment grade: Bloomberg Barclays U.S. Aggregate Bond Index; Short term: Bloomberg Barclays U.S. 1–3 Year Government/Credit Index; Municipals: Bloomberg Barclays 10-Year Municipal Bond Index; Inflation protected: Bloomberg Barclays U.S. TIPS 1-10 Years Index; Corporate high yield: ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index. As of March 31, 2021.

Economy rebounded after initial COVID-19 impact

Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, posted a severe –31.4% contraction during the second quarter of 2020. The economy suffered as businesses temporarily closed and travel was restricted in response to the COVID-19 pandemic. But GDP quickly recovered, expanding by 33.4% and 4.3% in the third and fourth quarters of 2020, respectively.

The U.S. unemployment rate, which had soared to 14.7% in April 2020, declined steadily through the rest of the period and settled at 6.0% in March 2021. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended March 31, 2021. Oil prices, which plunged when global economies shrank in the early stages of the pandemic, bounced back as growth resumed. The price of West Texas Intermediate crude oil climbed from $20 to $59 per barrel during the period. The U.S. dollar lost ground against other major currencies over the twelve months.

The broad U.S. stock market, as measured by the Russell 3000® Index, vaulted 62.5% for the period. Yields on short-term U.S. Treasury securities declined, but yields on bonds with longer maturities (three years and higher) rose during the period.

Fed held firm on historically low rates

The Fed, which had aggressively cut the federal funds target rate to 0.00–0.25% in March 2020, left the key short-term interest-rate measure unchanged for the twelve-month period. The Fed also supported financial markets by purchasing securities and offering credit to key market participants. Furthermore, the Fed maintained that there would be no action on rates until it saw specific signs of continued economic strength.

6	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT or Form N-MFP filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	7

About the funds’ benchmarks

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. ICE BofA uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Bloomberg Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

The Bloomberg Barclays MSCI U.S. Green Bond Index measures the performance of the U.S. market for fixed-income securities issued to fund projects with direct environmental benefits.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY PROVIDERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND TIAA-CREF FUNDS, OR ANY OF ITS PRODUCTS OR SERVICES.

8	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2020–March 31, 2021).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	9

Bond Index Fund

Expense example

Six months ended March 31, 2021

Bond Index Fund	Beginning account value (10/1/20)	Ending account value (3/31/21)	Expenses paid during period* (10/1/20– 3/31/21)
Actual return
Institutional Class	$1,000.00	$972.22	$0.54
Advisor Class	1,000.00	971.75	1.03
Premier Class	1,000.00	971.50	1.28
Retirement Class	1,000.00	971.88	1.77
Retail Class	1,000.00	970.77	2.06
Class W	1,000.00	973.63	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.38	0.56
Advisor Class	1,000.00	1,023.88	1.06
Premier Class	1,000.00	1,023.64	1.31
Retirement Class	1,000.00	1,023.14	1.82
Retail Class	1,000.00	1,022.84	2.12
Class W	1,000.00	1,024.93	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.11% for the Institutional Class, 0.21% for the Advisor Class, 0.26% for the Premier Class, 0.36% for the Retirement Class, 0.42% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2021
U.S. Treasury securities	36.6
Mortgage-backed securities	27.4
Corporate bonds	22.5
Foreign government & corporate bonds denominated in U.S. dollars	8.0
Commercial mortgage-backed securities	2.1
U.S. agency securities	1.4
Municipal bonds	0.8
Asset-backed securities	0.6
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the twelve months ended March 31, 2021

The Bond Index Fund returned 0.46% for the Institutional Class, compared with the 0.71% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Economic growth resumed after pandemic setback

The U.S. economy contracted sharply early in the period due to the COVID-19 outbreak and global efforts to contain the spread of the virus. But the nation’s output recovered during the summer of 2020, and economic growth continued through the rest of the year and into 2021. The unemployment rate, which had spiked to 14.7% in April 2020, declined steadily during the period and settled at 6.0% in March 2021. Core inflation, which measures all items except food and energy, rose 1.6% over the twelve months ended March 2021. Crude oil prices, hit hard in the early stages of the pandemic, rose from $20 to $59 per barrel during the period.

The Federal Reserve, which had reduced the federal funds target rate in March 2020, kept the key short-term interest-rate measure at 0.00%–0.25% throughout the period. Meanwhile, the federal government enacted a $900 billion pandemic aid package in December 2020, followed by a $1.9 trillion COVID-19 relief bill in March 2021.

All major categories of the fixed-income market produced gains for the period. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS), municipal bonds and shorter-term bonds. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted the smallest advance.

Treasury sector decline dampened overall performance of the benchmark

Most of the sectors within the Bloomberg Barclays U.S. Aggregate Bond Index advanced for the twelve months, with the notable exception of Treasuries—the benchmark’s largest sector at 37.4%—which returned –4.4% due to a spike in longer-term yields toward the end of the period. Corporate bonds, the second-largest sector with a weighting of 27.0%, had the strongest performance, rising 8.7%. Mortgage-backed securities, the third-largest sector in the index at 26.0%, posted the only other loss, returning –0.1%. Smaller sectors, including asset-backed securities, commercial mortgage-backed securities (CMBS) and government credit securities, delivered gains of 5.1%, 4.4% and 3.2%, respectively.

Fund trailed its benchmark

The Fund underperformed its benchmark for the twelve-month period. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

10	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2021

Bond Index Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	9/14/09	0.46%	2.92%		3.30%		0.11%	0.11%
Advisor Class	12/4/15	0.36	2.83		3.24	†	0.22	0.22
Premier Class	9/30/09	0.40	2.77		3.14		0.27	0.27
Retirement Class	9/14/09	0.30	2.69		3.04		0.37	0.37
Retail Class	9/14/09	0.24	2.61		2.95		0.43	0.43
Class W	9/28/18	0.66	3.00	†	3.33	†	0.11	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	0.71	3.10		3.44		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
Less than 1 year	1.3
1–3 years	16.4
3–5 years	35.8
5–10 years	28.0
Over 10 years	18.5
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
U.S. Treasury & U.S. agency securities*	65.5
Aaa/AAA	4.9
Aa/AA	3.3
A/A	11.6
Baa/BBB	14.7
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2021
Net assets	$19.52 billion
Portfolio turnover rate	29%
Number of issues	7,930
Option-adjusted duration‡	6.41 years
Average maturity§	8.20 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	11

Core Bond Fund

Expense example

Six months ended March 31, 2021

Core Bond Fund	Beginning account value (10/1/20)	Ending account value (3/31/21)	Expenses paid during period* (10/1/20– 3/31/21)
Actual return
Institutional Class	$1,000.00	$989.10	$1.44
Advisor Class	1,000.00	988.48	2.08
Premier Class	1,000.00	987.44	2.18
Retirement Class	1,000.00	987.36	2.68
Retail Class	1,000.00	988.03	2.87
Class W	1,000.00	990.54	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.49	1.46
Advisor Class	1,000.00	1,022.84	2.12
Premier Class	1,000.00	1,022.74	2.22
Retirement Class	1,000.00	1,022.24	2.72
Retail Class	1,000.00	1,022.04	2.92
Class W	1,000.00	1,024.93	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.29% for the Institutional Class, 0.42% for the Advisor Class, 0.44% for the Premier Class, 0.54% for the Retirement Class, 0.58% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2021
Corporate bonds	29.5
Mortgage-backed securities	24.7
Foreign government & corporate bonds denominated in U.S. dollars	15.3
U.S. Treasury securities	11.6
Commercial mortgage-backed securities	6.0
Asset-backed securities	5.6
Bank loan obligations	2.4
Municipal bonds	2.0
U.S. agency securities	0.5
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	2.3
Total	100.0

Performance for the twelve months ended March 31, 2021

The Core Bond Fund returned 5.84% for the Institutional Class, compared with the 0.71% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Economic growth resumed after pandemic setback

The U.S. economy contracted sharply early in the period due to the COVID-19 outbreak and global efforts to contain the spread of the virus. But the nation’s output recovered during the summer of 2020, and economic growth continued through the rest of the year and into 2021. The unemployment rate, which had spiked to 14.7% in April 2020, declined steadily during the period and settled at 6.0% in March 2021. Core inflation, which measures all items except food and energy, rose 1.6% over the twelve months ended March 2021. Crude oil prices, hit hard in the early stages of the pandemic, rose from $20 to $59 per barrel during the period.

The Federal Reserve, which had reduced the federal funds target rate in March 2020, kept the key short-term interest-rate measure at 0.00%–0.25% throughout the period. Meanwhile, the federal government enacted a $900 billion pandemic aid package in December 2020, followed by a $1.9 trillion COVID-19 relief bill in March 2021.

All major categories of the fixed-income market produced gains for the period. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS), municipal bonds and shorter-term bonds. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted the smallest advance.

Treasury sector decline dampened overall performance of the benchmark

Most of the sectors within the Bloomberg Barclays U.S. Aggregate Bond Index advanced for the twelve months, with the notable exception of Treasuries—the benchmark’s largest sector at 37.4%—which returned –4.4% due to a spike in longer-term yields toward the end of the period. Corporate bonds, the second-largest sector with a weighting of 27.0%, had the strongest performance, rising 8.7%. Mortgage-backed securities, the third-largest sector in the index at 26.0%, posted the only other loss, returning –0.1%. Smaller sectors, including asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and government credit securities, delivered gains of 5.1%, 4.4% and 3.2%, respectively.

Fund substantially outperformed its benchmark

The Fund outperformed its benchmark by a large margin for the period, primarily as a result of favorable allocation decisions. Chief among these was an overweight position in the strong-performing corporate bond sector, which benefited from the economic recovery and low corporate taxes. The next-largest contributor was a significant underweight position in the U.S. Treasuries sector, which declined for the period. Favorable yield curve positioning—how the Fund was invested across different maturities—within this sector also helped considerably. In addition, the Fund benefited from overweight positions and security selection in the ABS and CMBS sectors. A small cash position was the only detractor.

12	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2021

Core Bond Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	5.84%	3.81%		4.10%		0.30%	0.30%
Advisor Class	12/4/15	5.70	3.73		4.06	†	0.43	0.43
Premier Class	9/30/09	5.58	3.63		3.94		0.45	0.45
Retirement Class	3/31/06	5.51	3.55		3.84		0.55	0.55
Retail Class	3/31/06	5.47	3.51		3.79		0.59	0.59
Class W	9/28/18	6.15	3.96	†	4.18	†	0.30	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	0.71	3.10		3.44		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
Less than 1 year	1.6
1–3 years	15.6
3–5 years	27.9
5–10 years	41.6
Over 10 years	13.3
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
U.S. Treasury & U.S. agency securities*	36.2
Aaa/AAA	6.5
Aa/AA	5.5
A/A	13.2
Baa/BBB	26.4
Ba/BB	5.6
B/B	4.0
Below B/B	0.4
Non-rated	2.2
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2021
Net assets	$8.70 billion
Portfolio turnover rate	229%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	117%
Number of issues	2,094
Option-adjusted duration‡	5.73 years
Average maturity§	7.46 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	13

Core Impact Bond Fund

Expense example

Six months ended March 31, 2021

Core Impact Bond Fund	Beginning account value (10/1/20)	Ending account value (3/31/21)	Expenses paid during period* (10/1/20– 3/31/21)
Actual return
Institutional Class	$1,000.00	$984.43	$1.73
Advisor Class	1,000.00	984.03	2.13
Premier Class	1,000.00	983.50	2.67
Retirement Class	1,000.00	983.19	2.97
Retail Class	1,000.00	983.13	3.02
5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Advisor Class	1,000.00	1,022.79	2.17
Premier Class	1,000.00	1,022.24	2.72
Retirement Class	1,000.00	1,021.94	3.02
Retail Class	1,000.00	1,021.89	3.07

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.35% for the Institutional Class, 0.43% for the Advisor Class, 0.54% for the Premier Class, 0.60% for the Retirement Class and 0.61% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2021
Corporate bonds	26.9
Mortgage-backed securities	22.3
Foreign government & corporate bonds denominated in U.S. dollars	21.7
Municipal bonds	7.5
U.S. Treasury securities	6.0
U.S. agency securities	4.5
Commercial mortgage-backed securities	4.4
Asset-backed securities	3.4
Bank loan obligations	0.1
Preferred stock	1.0
Short-term investments, other assets & liabilities, net	2.2
Total	100.0

Performance for the twelve months ended March 31, 2021

The Core Impact Bond Fund returned 5.13% for the Institutional Class, compared with the 0.71% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Economic growth resumed after pandemic setback

The U.S. economy contracted sharply early in the period due to the COVID-19 outbreak and global efforts to contain the spread of the virus. But the nation’s output recovered during the summer of 2020, and economic growth continued through the rest of the year and into 2021. The unemployment rate, which had spiked to 14.7% in April 2020, declined steadily during the period and settled at 6.0% in March 2021. Core inflation, which measures all items except food and energy, rose 1.6% over the twelve months ended March 2021. Crude oil prices, hit hard in the early stages of the pandemic, rose from $20 to $59 per barrel during the period.

The Federal Reserve, which had reduced the federal funds target rate in March 2020, kept the key short-term interest-rate measure at 0.00%–0.25% throughout the period. Meanwhile, the federal government enacted a $900 billion pandemic aid package in December 2020, followed by a $1.9 trillion COVID-19 relief bill in March 2021.

All major categories of the fixed-income market produced gains for the period. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS), municipal bonds and shorter-term bonds. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted the smallest advance.

Treasury sector decline dampened overall performance of the benchmark

Most of the sectors within the Bloomberg Barclays U.S. Aggregate Bond Index advanced for the twelve months, with the notable exception of Treasuries—the benchmark’s largest sector at 37.4%—which returned –4.4% due to a spike in longer-term yields toward the end of the period. Corporate bonds, the second-largest sector with a weighting of 27.0%, had the strongest performance, rising 8.7%. Mortgage-backed securities, the third-largest sector in the index at 26.0%, posted the only other loss, returning –0.1%. Smaller sectors, including asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and government credit securities, delivered gains of 5.1%, 4.4% and 3.2%, respectively.

Fund substantially outpaced its benchmark

The Fund outperformed its benchmark for the period by a wide margin as all sectors made positive contributions to relative performance. An overweight position in the strong-performing corporate bond sector, which benefited from the economic recovery and low corporate taxes, had the largest impact. The next-largest contributor was a significant underweight position in the U.S. Treasuries sector, which declined for the period. Favorable yield curve positioning—how the Fund was invested across different maturities—within this sector also helped considerably. Overweight positions in the CMBS, ABS and municipal bond sectors made solid contributions, as did an overweight position in government agency securities. Security selection within CMBS and ABS also helped.

14	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2021

Core Impact Bond Fund		Total return	Average annual total return			Annual operating expenses*
	Inception date	1 year	5 years	since inception		gross	net
Institutional Class	9/21/12	5.13%	3.63%	3.59%		0.36%	0.36%
Advisor Class	12/4/15	4.95	3.54	3.53	†	0.46	0.46
Premier Class	9/21/12	4.85	3.48	3.43		0.53	0.53
Retirement Class	9/21/12	4.87	3.38	3.33		0.61	0.61
Retail Class	9/21/12	4.87	3.36	3.29		0.64	0.64
Bloomberg Barclays U.S. Aggregate Bond Index	—	0.71	3.10	2.75	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$2,000,000 invested at Fund’s inception

Institutional Class (inception September 21, 2012)

Ending amounts are as of March 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
Less than 1 year	2.0
1–3 years	13.3
3–5 years	28.8
5–10 years	36.1
Over 10 years	19.8
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
U.S. Treasury & U.S. agency securities*	32.8
Aaa/AAA	7.7
Aa/AA	9.6
A/A	19.3
Baa/BBB	22.0
Ba/BB	3.4
B/B	0.7
Non-rated	4.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2021
Net assets	$6.27 billion
Portfolio turnover rate	293%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	186%
Number of issues	1,003
Option-adjusted duration‡	6.22 years
Average maturity§	8.61 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	15

Core Plus Bond Fund

Expense example

Six months ended March 31, 2021
Core Plus Bond Fund	Beginning account value (10/1/20)	Ending account value (3/31/21)	Expenses paid during period* (10/1/20– 3/31/21)
Actual return
Institutional Class	$1,000.00	$998.75	$1.49
Advisor Class	1,000.00	998.38	1.84
Premier Class	1,000.00	998.00	2.24
Retirement Class	1,000.00	998.43	2.74
Retail Class	1,000.00	997.21	3.04
Class W	1,000.00	1,000.22	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.44	1.51
Advisor Class	1,000.00	1,023.09	1.87
Premier Class	1,000.00	1,022.69	2.27
Retirement Class	1,000.00	1,022.19	2.77
Retail Class	1,000.00	1,021.89	3.07
Class W	1,000.00	1,024.93	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.37% for the Advisor Class, 0.45% for the Premier Class, 0.55% for the Retirement Class, 0.61% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 3/31/2021
Corporate bonds	29.3
Mortgage-backed securities	24.6
Foreign government & corporate bonds denominated in U.S. dollars	17.5
Asset-backed securities	6.9
U.S. Treasury securities	6.6
Commercial mortgage-backed securities	5.7
Bank loan obligations	3.2
Municipal bonds	2.5
Preferred stock	0.3
Short-term investments, other assets & liabilities, net	3.4
Total	100.0

Performance for the twelve months ended March 31, 2021

The Core Plus Bond Fund returned 7.83% for the Institutional Class, compared with the 0.71% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Economic growth resumed after pandemic setback

The U.S. economy contracted sharply early in the period due to the COVID-19 outbreak and global efforts to contain the spread of the virus. But the nation’s output recovered during the summer of 2020, and economic growth continued through the rest of the year and into 2021. The unemployment rate, which had spiked to 14.7% in April 2020, declined steadily during the period and settled at 6.0% in March 2021. Core inflation, which measures all items except food and energy, rose 1.6% over the twelve months ended March 2021. Crude oil prices, hit hard in the early stages of the pandemic, rose from $20 to $59 per barrel during the period.

The Federal Reserve, which had reduced the federal funds target rate in March 2020, kept the key short-term interest-rate measure at 0.00%–0.25% throughout the period. Meanwhile, the federal government enacted a $900 billion pandemic aid package in December 2020, followed by a $1.9 trillion COVID-19 relief bill in March 2021.

All major categories of the fixed-income market produced gains for the period. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS), municipal bonds and shorter-term bonds. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted the smallest advance.

Treasury sector decline dampened overall performance of the benchmark

Most of the sectors within the Bloomberg Barclays U.S. Aggregate Bond Index advanced for the twelve months, with the notable exception of Treasuries—the benchmark’s largest sector at 37.4%—which returned –4.4% due to a spike in longer-term yields toward the end of the period. Corporate bonds, the second-largest sector with a weighting of 27.0%, had the strongest performance, rising 8.7%. Mortgage-backed securities, the third-largest sector in the index at 26.0%, posted the only other loss, returning –0.1%. Smaller sectors, including asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and government credit securities, delivered gains of 5.1%, 4.4% and 3.2%, respectively.

Fund substantially outperformed its benchmark

The Fund outperformed its benchmark for the period by a wide margin, primarily as a result of favorable allocation decisions. Chief among these was an overweight position in the strong-performing corporate bond sector, which benefited from the economic recovery and low corporate taxes. The next-largest contributor was a significant underweight position in the U.S. Treasuries sector, which declined for the period. Favorable yield curve positioning—how the Fund was invested across different maturities—within this sector also helped considerably. In addition, the Fund benefited from overweight positions and security selection in the ABS and CMBS sectors. A small cash position was the only detractor.

16	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2021
Core Plus Bond Fund			Average annual				Annual operating
		Total return	total return				expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	7.83%	4.14%		4.35%		0.30%	0.30%
Advisor Class	12/4/15	7.74	4.07		4.33	†	0.38	0.38
Premier Class	9/30/09	7.67	3.98		4.20		0.45	0.45
Retirement Class	3/31/06	7.55	3.88		4.10		0.55	0.55
Retail Class	3/31/06	7.48	3.81		4.02		0.61	0.61
Class W	9/28/18	8.14	4.29	†	4.43	†	0.30	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	0.71	3.10		3.44		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 3/31/2021
Less than 1 year	2.5
1–3 years	12.4
3–5 years	26.5
5–10 years	45.7
Over 10 years	12.9
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 3/31/2021
U.S. Treasury & U.S. agency securities*	30.4
Aaa/AAA	3.0
Aa/AA	4.8
A/A	12.5
Baa/BBB	25.9
Ba/BB	11.8
B/B	7.4
Below B/B	0.7
Non-rated	3.5
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile
as of 3/31/2021
Net assets	$5.57 billion
Portfolio turnover rate	169%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	84%
Number of issues	1,943
Option-adjusted duration‡	5.57 years
Average maturity§	7.36 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	17

5–15 Year Laddered Tax-Exempt Bond Fund

Expense example

Six months ended March 31, 2021
5–15 Year Laddered Tax-Exempt Bond Fund	Beginning account value (10/1/20)	Ending account value (3/31/21)	Expenses paid during period* (10/1/20– 3/31/21)
Actual return
Institutional Class	$1,000.00	$1,019.87	$1.51
Advisor Class	1,000.00	1,019.49	1.91
Retail Class	1,000.00	1,018.47	2.92
5% annual hypothetical return
Institutional Class	1,000.00	1,023.44	1.51
Advisor Class	1,000.00	1,023.04	1.92
Retail Class	1,000.00	1,022.04	2.92
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.38% for the Advisor Class and 0.58% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 3/31/2021
Municipal bonds	97.3
Short-term investments, other assets & liabilities, net	2.7
Total	100.0

Performance for the twelve months ended March 31, 2021

The 5–15 Year Laddered Tax-Exempt Bond Fund returned 6.48% for the Institutional Class, compared with the 5.44% return of its benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The performance table shows returns for all the share classes of the Fund.

Economic growth resumed after pandemic setback

The U.S. economy contracted sharply early in the period due to the COVID-19 outbreak and global efforts to contain the spread of the virus. But the nation’s output recovered during the summer of 2020, and economic growth continued through the rest of the year and into 2021. The unemployment rate, which had spiked to 14.7% in April 2020, declined steadily during the period and settled at 6.0% in March 2021. Core inflation, which measures all items except food and energy, rose 1.6% over the twelve months ended March 2021. Crude oil prices, hit hard in the early stages of the pandemic, rose from $20 to $59 per barrel during the period.

The Federal Reserve, which had reduced the federal funds target rate in March 2020, kept the key short-term interest-rate measure at 0.00%–0.25% throughout the period. Meanwhile, the federal government enacted a $900 billion pandemic aid package in December 2020, followed by a $1.9 trillion COVID-19 relief bill in March 2021.

All major categories of the fixed-income market produced gains for the period. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS), municipal bonds and shorter-term bonds. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted the smallest advance.

All benchmark sectors gained ground

All of the sectors in the Bloomberg Barclays 10-Year Municipal Bond Index advanced for the twelve-month period. The leasing sector was the top performer with a gain of 8.0%. The industrial revenue sector recorded the second-best result with a gain of 7.4%, followed by the transportation sector, which advanced 6.7%. State general obligations (GOs), the index’s largest sector by market capitalization at period-end, returned 5.0%. Local GOs, the benchmark’s second-largest sector, gained 4.8% for the period.

As of March 31, 2021, higher-rated 10-year AAA municipal bonds yielded 1.08%, compared with a 1.74% yield on the 10-year U.S. Treasury bond. New municipal issuance during the twelve-month period was $491.2 billion, up from $442.1 billion for the prior twelve months, from April 1, 2020, through March 31, 2021.

Fund outperformed its benchmark

The Fund surpassed its benchmark for the twelve-month period, primarily due to an overweight position and favorable security selection in the transportation sector. The Fund’s holdings in local GOs and the leasing and education sectors were the next-largest contributors to its relative performance.

By contrast, the Fund’s holdings of state GOs detracted most, primarily due to unfavorable yield curve positioning—how the Fund was invested across different maturities—in this sector. The Fund’s positions in the water and sewer and industrial revenue sectors also detracted.

18	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2021
5–15 Year Laddered Tax-Exempt Bond Fund		Total return	Average annual total return			Annual operating expenses*
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	3/31/06	6.48%	3.20%	3.92%		0.33%	0.30%
Advisor Class	12/4/15	6.30	3.14	3.89	†	0.43	0.40
Retail Class	3/31/06	6.18	2.92	3.64		0.61	0.58
Bloomberg Barclays 10-Year Municipal Bond Index	—	5.44	3.54	4.66		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 3/31/2021
Less than 1 year	1.3
1–3 years	1.3
3–5 years	14.3
5–10 years	41.3
Over 10 years	41.8
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 3/31/2021
Aaa/AAA	0.9
Aa/AA	20.6
A/A	52.5
Baa/BBB	19.2
Ba/BB	3.5
B/B	0.4
Non-rated	2.9
Total	100.0

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile
as of 3/31/2021
Net assets	$280.78 million
Portfolio turnover rate	23%
Number of issues	240
Option-adjusted duration‡	6.01 years
Average maturity§	9.50 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	19

Green Bond Fund

Expense example

Six months ended March 31, 2021
Green Bond Fund	Beginning account value (10/1/20)	Ending account value (3/31/21)	Expenses paid during period* (10/1/20– 3/31/21)
Actual return
Institutional Class	$1,000.00	$991.64	$2.23
Advisor Class	1,000.00	991.57	2.28
Premier Class	1,000.00	991.18	2.68
Retirement Class	1,000.00	992.13	2.68
Retail Class	1,000.00	991.20	3.62
5% annual hypothetical return
Institutional Class	1,000.00	1,022.69	2.27
Advisor Class	1,000.00	1,022.64	2.32
Premier Class	1,000.00	1,022.24	2.72
Retirement Class	1,000.00	1,022.24	2.72
Retail Class	1,000.00	1,021.29	3.68
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.45% for the Institutional Class, 0.46% for the Advisor Class, 0.54% for the Premier Class, 0.54% for the Retirement Class and 0.73% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
% of net assets
Sector	as of 3/31/2021
Corporate bonds	30.8
Foreign government & corporate bonds denominated in U.S. dollars	30.7
Asset-backed securities	11.1
Municipal bonds	10.6
Commercial mortgage-backed securities	7.5
U.S. agency securities	2.9
Bank loan obligations	1.0
Preferred stock	2.8
Short-term investments, other assets & liabilities, net	2.6
Total	100.0

Performance for the twelve months ended March 31, 2021

The Green Bond Fund returned 8.27% for the Institutional Class, compared with the 3.76% return of its benchmark, the Bloomberg Barclays MSCI U.S. Green Bond Index. The performance table shows returns for all share classes of the Fund.

Economic growth resumed after pandemic setback

The U.S. economy contracted sharply early in the period due to the COVID-19 outbreak and global efforts to contain the spread of the virus. But the nation’s output recovered during the summer of 2020, and economic growth continued through the rest of the year and into 2021. The unemployment rate, which had spiked to 14.7% in April 2020, declined steadily during the period and settled at 6.0% in March 2021. Core inflation, which measures all items except food and energy, rose 1.6% over the twelve months ended March 2021. Crude oil prices, hit hard in the early stages of the pandemic, rose from $20 to $59 per barrel during the period.

The Federal Reserve, which had reduced the federal funds target rate in March 2020, kept the key short-term interest-rate measure at 0.00%–0.25% throughout the period. Meanwhile, the federal government enacted a $900 billion pandemic aid package in December 2020, followed by a $1.9 trillion COVID-19 relief bill in March 2021.

All major categories of the fixed-income market produced gains for the period. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS), municipal bonds and shorter-term bonds. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted the smallest advance.

Corporate bond sector drove the benchmark’s performance

All of the sectors within the Bloomberg Barclays MSCI U.S. Green Bond Index advanced for the twelve months. Corporate bonds, the largest sector in the index with a weighting of 54.2% at period-end, had the highest return at 6.5%. Despite struggling earlier in the period in the wake of the COVID-19 pandemic, corporate bonds rebounded, helped by support from the Fed. Government credit securities, the index’s second-largest sector with a weighting of 27.2%, gained a more modest 0.6%. Government agency bonds, the benchmark’s third-largest sector at 17.1%, advanced 1.6%. Commercial mortgage-backed securities (CMBS), which represented just 0.5% of the index, returned 1.9%.

Fund substantially outperformed its benchmark

The Fund posted strong gains and significantly surpassed its benchmark for the twelve-month period. The Fund’s holdings in the strong-performing corporate bond sector contributed most to its relative performance versus the index. The Fund’s out-of-benchmark allocations to asset-backed securities and municipal bonds, along with an overweight position in CMBS, were also beneficial. Allocations to government credit securities and government agency bonds further augmented the Fund’s performance.

By contrast, a small allocation to cash modestly detracted from the Fund’s relative performance for the period.

20	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2021
Green Bond Fund			Average annual	Annual operating
		Total return	total return	expenses*
	Inception date	1 year	since inception	gross	net
Institutional Class	11/16/18	8.27%	6.74%	1.21%	0.45%
Advisor Class	11/16/18	8.25	6.70	1.31	0.55
Premier Class	11/16/18	8.16	6.60	1.37	0.60
Retirement Class	11/16/18	8.26	6.63	1.47	0.70
Retail Class	11/16/18	8.07	6.50	1.59	0.80
Bloomberg Barclays MSCI U.S. Green Bond Index	—	3.76	6.82 ‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
‡	Performance is calculated from the inception date of the Institutional Class.

$2,000,000 invested at Fund’s inception

Institutional Class (inception November 16, 2018)

Ending amounts are as of March 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2021
Less than 1 year	3.8
1–3 years	16.6
3–5 years	18.1
5–10 years	41.6
Over 10 years	19.9
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2021
U.S. Treasury & U.S. agency securities*	3.0
Aaa/AAA	18.5
Aa/AA	12.4
A/A	22.0
Baa/BBB	19.1
Ba/BB	9.3
B/B	1.1
Non-rated	14.6
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile
as of 3/31/2021
Net assets	$50.80 million
Portfolio turnover rate	34%
Number of issues	152
Option-adjusted duration‡	6.01 years
Average maturity§	8.61 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	21

High-Yield Fund

Expense example

Six months ended March 31, 2021

High-Yield Fund	Beginning account value (10/1/20)	Ending account value (3/31/21)	Expenses paid during period* (10/1/20– 3/31/21)
Actual return
Institutional Class	$1,000.00	$1,060.33	$1.75
Advisor Class	1,000.00	1,059.84	2.26
Premier Class	1,000.00	1,059.51	2.52
Retirement Class	1,000.00	1,059.01	3.03
Retail Class	1,000.00	1,058.67	3.23
Class W	1,000.00	1,062.13	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.24	1.72
Advisor Class	1,000.00	1,022.74	2.22
Premier Class	1,000.00	1,022.49	2.47
Retirement Class	1,000.00	1,021.99	2.97
Retail Class	1,000.00	1,021.79	3.18
Class W	1,000.00	1,024.93	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.34% for the Institutional Class, 0.44% for the Advisor Class, 0.49% for the Premier Class, 0.59% for the Retirement Class, 0.63% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2021
Corporate bonds	77.2
Bank loan obligations	10.0
Foreign government & corporate bonds denominated in U.S. dollars	7.6
Short-term investments, other assets & liabilities, net	5.2
Total	100.0

Performance for the twelve months ended March 31, 2021

The High-Yield Fund returned 19.94% for the Institutional Class, compared with the 20.97% return of its benchmark, the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index. The performance table shows returns for all share classes of the Fund.

Economic growth resumed after pandemic setback

The U.S. economy contracted sharply early in the period due to the COVID-19 outbreak and global efforts to contain the spread of the virus. But the nation’s output recovered during the summer of 2020, and economic growth continued through the rest of the year and into 2021. The unemployment rate, which had spiked to 14.7% in April 2020, declined steadily during the period and settled at 6.0% in March 2021. Core inflation, which measures all items except food and energy, rose 1.6% over the twelve months ended March 2021. Crude oil prices, hit hard in the early stages of the pandemic, rose from $20 to $59 per barrel during the period. The movement of oil prices can be influential due to the large representation of energy companies in the high-yield sector.

The Federal Reserve, which had reduced the federal funds target rate in March 2020, kept the key short-term interest-rate measure at 0.00%–0.25% throughout the period. Meanwhile, the federal government enacted a $900 billion pandemic aid package in December 2020, followed by a $1.9 trillion COVID-19 relief bill in March 2021.

For the twelve-month period, high-yield bonds surpassed the 0.71% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, by a wide margin.

Most sectors posted gains

For the twelve months, most high-yield bond sectors posted strong gains. Energy exploration & production, the benchmark’s largest sector on March 31, 2021, was the best performer, advancing 77.1%. The worst performer was electric distribution/transmission, returning –4.1%.

High-yield bonds posted positive results across all credit quality tiers for the twelve months as investors gravitated toward riskier asset classes. Lower-quality bonds (those rated “CCC” and below) performed best at 39.9%. Bonds rated “B” and “BB” returned 22.2% and 20.3%, respectively. New high-yield debt issuance totaled more than $506 billion for the twelve months, up substantially from the $275 billion for the same period in 2020, as volumes remained sizable throughout the year. The U.S. issuer-weighted speculative grade default rate rose to 7.5% on March 31, 2021, from 4.9% (revised from 4.7%) a year earlier, according to Moody’s Investors Service.

Fund posted a double-digit gain but trailed its benchmark

For the twelve-month period, the Fund advanced but trailed its benchmark. An out-of-benchmark allocation to entertainment firm Cirque du Soleil was the largest detractor, followed by overweight positions in media company CCO Holdings and energy company Transocean Guardian.

On the positive side, the Fund was helped by overweight positions in energy companies USA Compression Partners and Range Resources, which benefited from higher oil prices, as well as an out-of-benchmark position in SM Energy.

22	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2021

High-Yield Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	19.94%	6.85%		5.79%		0.36%	0.36%
Advisor Class	12/4/15	19.84	6.72		5.72	†	0.47	0.47
Premier Class	9/30/09	19.74	6.69		5.64		0.51	0.51
Retirement Class	3/31/06	19.64	6.56		5.53		0.61	0.61
Retail Class	3/31/06	19.67	6.55		5.50		0.64	0.64
Class W	9/28/18	20.34	7.03	†	5.88	†	0.36	0.00
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	—	20.97	7.42		6.28		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
1–3 years	3.9
3–5 years	31.0
5–10 years	62.2
Over 10 years	2.9
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
Baa/BBB	0.9
Ba/BB	46.2
B/B	45.6
Below B/B	4.6
Non-rated	2.7
Total	100.0

Credit quality ratings are based on the ICE BofA Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Fund profile

as of 3/31/2021
Net assets	$3.78 billion
Portfolio turnover rate	79%
Number of issues	475
Option-adjusted duration‡	3.80 years
Average maturity§	6.01 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	23

Inflation-Linked Bond Fund

Expense example

Six months ended March 31, 2021

Inflation-Linked Bond Fund	Beginning account value (10/1/20)	Ending account value (3/31/21)	Expenses paid during period* (10/1/20– 3/31/21)
Actual return
Institutional Class	$1,000.00	$1,014.20	$1.15
Advisor Class	1,000.00	1,013.75	1.56
Premier Class	1,000.00	1,013.43	1.91
Retirement Class	1,000.00	1,012.81	2.41
Retail Class	1,000.00	1,012.17	2.71
Class W	1,000.00	1,015.33	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.78	1.16
Advisor Class	1,000.00	1,023.39	1.56
Premier Class	1,000.00	1,023.04	1.92
Retirement Class	1,000.00	1,022.54	2.42
Retail Class	1,000.00	1,022.24	2.72
Class W	1,000.00	1,024.93	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.23% for the Institutional Class, 0.31% for the Advisor Class, 0.38% for the Premier Class, 0.48% for the Retirement Class, 0.54% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2021
U.S. Treasury securities	96.0
Mortgage-backed securities	2.9
U.S. agency securities	0.4
Foreign government & corporate bonds denominated in U.S. dollars	0.1
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the twelve months ended March 31, 2021

The Inflation-Linked Bond Fund returned 7.53% for the Institutional Class, compared with the 8.12% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The performance table shows returns for all share classes of the Fund.

Economic growth resumed after pandemic setback

The U.S. economy contracted sharply early in the period due to the COVID-19 outbreak and global efforts to contain the spread of the virus. But the nation’s output recovered during the summer of 2020, and economic growth continued through the rest of the year and into 2021. The unemployment rate, which had spiked to 14.7% in April 2020, declined steadily during the period and settled at 6.0% in March 2021. Core inflation, which measures all items except food and energy, rose 1.6% over the twelve months ended March 2021. Crude oil prices, hit hard in the early stages of the pandemic, rose from $20 to $59 per barrel during the period.

The Federal Reserve, which had reduced the federal funds target rate in March 2020, kept the key short-term interest-rate measure at 0.00%–0.25% throughout the period. Meanwhile, the federal government enacted a $900 billion pandemic aid package in December 2020, followed by a $1.9 trillion COVID-19 relief bill in March 2021.

All major categories of the fixed-income market produced gains for the period. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS), municipal bonds and shorter-term bonds. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted the smallest advance.

Inflation-protected bonds, as measured by the TIPS 1–10 Year index, posted strong results for the period and outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. TIPS benefited from the strengthening economy and the immense fiscal and monetary stimuli.

Fund posted a solid advance but trailed its benchmark

While the Fund produced impressive gains for the twelve-month period, its return trailed that of its benchmark, primarily due to the effect of expenses. The Fund’s substantial position in the U.S. Treasuries sector, which accounted for nearly 96.0% of its overall holdings as of March 31, 2021, detracted from its relative performance versus the benchmark. Treasuries significantly underperformed due to a yield spike in the latter months of the period. On the positive side, the Fund’s out-of-benchmark position in the mortgage-backed securities sector helped its performance relative to the benchmark.

During the period, the Fund’s portfolio managers aligned the Fund’s duration—a measure of the Fund’s sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the Fund’s risk and reward characteristics to remain in line with those of its benchmark.

24	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2021

Inflation-Linked Bond Fund		Total return	Average annual total return				Annual operating expenses*
	Inception
	date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	7.53%	3.15%		2.88%		0.26%	0.26%
Advisor Class	12/4/15	7.43	3.07		2.84	†	0.34	0.34
Premier Class	9/30/09	7.38	2.99		2.73		0.41	0.41
Retirement Class	3/31/06	7.29	2.88		2.63		0.51	0.51
Retail Class	10/1/02	7.12	2.81		2.56		0.57	0.57
Class W	9/28/18	7.77	3.27	†	2.94	†	0.26	0.00
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	8.12	3.41		2.64		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
1–3 years	23.6
3–5 years	34.7
5–10 years	38.8
Over 10 years	2.9
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
U.S. Treasury & U.S. agency securities*	99.7
Non-rated	0.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2021
Net assets	$3.42 billion
Portfolio turnover rate	27%
Number of issues	50
Option-adjusted duration‡	4.81 years
Average maturity§	4.92 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	25

Short Duration Impact Bond Fund

Expense example

Six months ended March 31, 2021

Short Duration Impact Bond Fund	Beginning account value (10/1/20)	Ending account value (3/31/21)	Expenses paid during period* (10/1/20– 3/31/21)
Actual return
Institutional Class	$1,000.00	$1,010.21	$1.75
Advisor Class	1,000.00	1,010.20	1.75
Premier Class	1,000.00	1,009.46	2.50
Retirement Class	1,000.00	1,008.96	3.01
Retail Class	1,000.00	1,009.04	2.96
5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Advisor Class	1,000.00	1,023.19	1.77
Premier Class	1,000.00	1,022.44	2.52
Retirement Class	1,000.00	1,021.94	3.02
Retail Class	1,000.00	1,021.99	2.97
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.35% for the Institutional Class, 0.35% for the Advisor Class, 0.50% for the Premier Class, 0.60% for the Retirement Class and 0.59% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2021
Corporate bonds	27.4
Foreign government & corporate bonds denominated in U.S. dollars	23.2
U.S. Treasury securities	13.1
Asset-backed securities	11.2
Municipal bonds	8.1
U.S. agency securities	5.2
Commercial mortgage-backed securities	3.2
Mortgage-backed securities	2.7
Bank loan obligations	1.5
Short-term investments, other assets & liabilities, net	4.4
Total	100.0
Performance for the twelve months ended March 31, 2021

The Short Duration Impact Bond Fund returned 6.92% for the Institutional Class, compared with the 1.57% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the Fund.

Economic growth resumed after pandemic setback

The U.S. economy contracted sharply early in the period due to the COVID-19 outbreak and global efforts to contain the spread of the virus. But the nation’s output recovered during the summer of 2020, and economic growth continued through the rest of the year and into 2021. The unemployment rate, which had spiked to 14.7% in April 2020, declined steadily during the period and settled at 6.0% in March 2021. Core inflation, which measures all items except food and energy, rose 1.6% over the twelve months ended March 2021. Crude oil prices, hit hard in the early stages of the pandemic, rose from $20 to $59 per barrel during the period.

The Federal Reserve, which had reduced the federal funds target rate in March 2020, kept the key short-term interest-rate measure at 0.00%–0.25% throughout the period. Meanwhile, the federal government enacted a $900 billion pandemic aid package in December 2020, followed by a $1.9 trillion COVID-19 relief bill in March 2021.

All major categories of the fixed-income market produced gains for the period. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS), municipal bonds and shorter-term bonds. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted the smallest advance.

Corporate bonds drove the benchmark’s performance

All of the sectors in the benchmark posted positive returns for the twelve-month period. Corporate bonds—the second-largest sector with a weighting of 23.3%—was the index’s best-performing component with a return of 5.4%. Government credit securities and government agency bonds both trailed the benchmark’s return with gains of 1.2% and 1.0%, respectively. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 65.6%, underperformed with a meager gain of just 0.3%.

Fund substantially outperformed its benchmark

The Fund outpaced its benchmark for the period, primarily due to an overweight position in the strong-performing corporate bond sector. Out-of-benchmark allocations to asset-backed securities and commercial mortgage-backed securities were the next-largest contributors. Overweight positions in government agency bonds and government credit securities were also beneficial.

Although the Fund had a substantial underweight position in short-term U.S. Treasuries, which was beneficial, unfavorable yield curve positioning—how the Fund was invested across different maturities—within this sector caused it to detract from the Fund’s relative return.

26	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2021

Short Duration Impact Bond Fund		Total return	Average annual total return		Annual operating expenses*
	Inception date	1 year	since inception		gross	net
Institutional Class	11/16/18	6.92%	4.19%		1.18%	0.35%
Advisor Class	11/16/18	6.92	4.17		1.28	0.45
Premier Class	11/16/18	6.76	4.04		1.34	0.50
Retirement Class	11/16/18	6.66	3.94		1.43	0.60
Retail Class	11/16/18	6.67	3.89		1.61	0.70
Bloomberg Barclays U.S. 1–3 Year Government/ Credit Bond Index	—	1.57	3.45	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
‡	Performance is calculated from the inception date of the Institutional Class.

$2,000,000 invested at Fund’s inception

Institutional Class (inception November 16, 2018)

Ending amounts are as of March 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
Less than 1 year	10.5
1–3 years	54.9
3–5 years	25.2
5–10 years	8.3
Over 10 years	1.1
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
U.S. Treasury & U.S. agency securities*	21.5
Aaa/AAA	9.0
Aa/AA	13.9
A/A	17.3
Baa/BBB	17.5
Ba/BB	4.5
B/B	0.5
Non-rated	15.8
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2021
Net assets	$33.00 million
Portfolio turnover rate	136%
Number of issues	109
Option-adjusted duration‡	2.05 years
Average maturity§	2.86 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	27

Short-Term Bond Fund

Expense example

Six months ended March 31, 2021

Short-Term Bond Fund	Beginning account value (10/1/20)	Ending account value (3/31/21)	Expenses paid during period* (10/1/20– 3/31/21)
Actual return
Institutional Class	$1,000.00	$1,006.11	$1.30
Advisor Class	1,000.00	1,005.68	1.75
Premier Class	1,000.00	1,005.35	2.05
Retirement Class	1,000.00	1,004.86	2.55
Retail Class	1,000.00	1,003.65	2.80
Class W	1,000.00	1,006.45	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.64	1.31
Advisor Class	1,000.00	1,023.19	1.77
Premier Class	1,000.00	1,022.89	2.07
Retirement Class	1,000.00	1,022.39	2.57
Retail Class	1,000.00	1,022.14	2.82
Class W	1,000.00	1,024.93	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.26% for the Institutional Class, 0.35% for the Advisor Class, 0.41% for the Premier Class, 0.51% for the Retirement Class, 0.56% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 3/31/2021
Foreign government & corporate bonds denominated in U.S. dollars	24.7
Corporate bonds	21.8
U.S. Treasury securities	16.1
Asset-backed securities	11.4
Mortgage-backed securities	7.7
Commercial mortgage-backed securities	5.7
U.S. agency securities	3.6
Municipal bonds	2.0
Bank loan obligations	1.7
Short-term investments, other assets & liabilities, net	5.3
Total	100.0

Performance for the twelve months ended March 31, 2021

The Short-Term Bond Fund returned 4.23% for the Institutional Class, compared with the 1.57% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the Fund.

Economic growth resumed after pandemic setback

The U.S. economy contracted sharply early in the period due to the COVID-19 outbreak and global efforts to contain the spread of the virus. But the nation’s output recovered during the summer of 2020, and economic growth continued through the rest of the year and into 2021. The unemployment rate, which had spiked to 14.7% in April 2020, declined steadily during the period and settled at 6.0% in March 2021. Core inflation, which measures all items except food and energy, rose 1.6% over the twelve months ended March 2021. Crude oil prices, hit hard in the early stages of the pandemic, rose from $20 to $59 per barrel during the period.

The Federal Reserve, which had reduced the federal funds target rate in March 2020, kept the key short-term interest-rate measure at 0.00%–0.25% throughout the period. Meanwhile, the federal government enacted a $900 billion pandemic aid package in December 2020, followed by a $1.9 trillion COVID-19 relief bill in March 2021.

All major categories of the fixed-income market produced gains for the period. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS), municipal bonds and shorter-term bonds. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted the smallest advance.

Corporate bonds drove the benchmark’s performance

All of the sectors in the benchmark posted positive returns for the twelve-month period. Corporate bonds—the second-largest sector with a weighting of 23.3%—was the index’s best-performing component with a return of 5.4%. Government credit securities and government agency bonds both trailed the benchmark’s return with gains of 1.2% and 1.0%, respectively. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 65.6%, underperformed with a meager gain of just 0.3%.

Fund substantially outpaced its benchmark

The Fund outperformed its benchmark for the period, primarily due to favorable positioning in several sectors. Of particular note, the Fund’s out-of-benchmark allocation to commercial mortgage-backed securities made the largest contribution to its relative return. Fund positions in the asset-backed securities and mortgage-backed securities sectors—also not in the benchmark—were the next-largest contributors. An overweight position in the strong-performing corporate bond sector was also beneficial.

Although the Fund had a substantial underweight position in short-term U.S. Treasuries, which was helpful, unfavorable yield curve positioning—how the Fund was invested across different maturities—within this sector caused it to detract from the Fund’s relative return.

28	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2021

Short-Term Bond Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	4.23%	2.43%		2.14%		0.27%	0.27%
Advisor Class	12/4/15	4.15	2.37		2.09	†	0.35	0.35
Premier Class	9/30/09	4.07	2.27		1.98		0.42	0.42
Retirement Class	3/31/06	3.97	2.17		1.88		0.52	0.52
Retail Class	3/31/06	3.82	2.11		1.82		0.57	0.57
Class W	9/28/18	4.41	2.54	†	2.19	†	0.27	0.00
Bloomberg Barclays U.S. 1–3 Year Government/ Credit Bond Index	—	1.57	2.00		1.57		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 3/31/2021
Less than 1 year	15.6
1–3 years	56.7
3–5 years	21.8
5–10 years	5.0
Over 10 years	0.9
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
U.S. Treasury & U.S. agency securities*	24.4
Aaa/AAA	12.9
Aa/AA	14.1
A/A	18.7
Baa/BBB	22.2
Ba/BB	4.7
B/B	0.8
Below B/B	0.1
Non-rated	2.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2021
Net assets	$2.16 billion
Portfolio turnover rate	167%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	161%
Number of issues	492
Option-adjusted duration‡	2.03 years
Average maturity§	2.33 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	29

Short-Term Bond Index Fund

Expense example

Six months ended March 31, 2021

Short-Term Bond Index Fund	Beginning account value (10/1/20)	Ending account value (3/31/21)	Expenses paid during period* (10/1/20– 3/31/21)
Actual return
Institutional Class	$1,000.00	$1,001.46	$0.55
Advisor Class	1,000.00	1,000.84	1.20
Premier Class	1,000.00	999.71	1.30
Retirement Class	1,000.00	1,000.22	1.80
Retail Class	1,000.00	999.83	2.19
Class W	1,000.00	1,002.01	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.38	0.56
Advisor Class	1,000.00	1,023.73	1.21
Premier Class	1,000.00	1,023.64	1.31
Retirement Class	1,000.00	1,023.14	1.82
Retail Class	1,000.00	1,022.74	2.22
Class W	1,000.00	1,024.93	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.11% for the Institutional Class, 0.24% for the Advisor Class, 0.26% for the Premier Class, 0.36% for the Retirement Class, 0.44% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 3/31/2021
U.S. Treasury securities	66.0
Corporate bonds	18.3
Foreign government & corporate bonds denominated in U.S. dollars	12.1
U.S. agency securities	3.1
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the twelve months ended March 31, 2021

The Short-Term Bond Index Fund returned 1.45% for the Institutional Class, compared with the 1.57% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the Fund.

Economic growth resumed after pandemic setback

The U.S. economy contracted sharply early in the period due to the COVID-19 outbreak and global efforts to contain the spread of the virus. But the nation’s output recovered during the summer of 2020, and economic growth continued through the rest of the year and into 2021. The unemployment rate, which had spiked to 14.7% in April 2020, declined steadily during the period and settled at 6.0% in March 2021. Core inflation, which measures all items except food and energy, rose 1.6% over the twelve months ended March 2021. Crude oil prices, hit hard in the early stages of the pandemic, rose from $20 to $59 per barrel during the period.

The Federal Reserve, which had reduced the federal funds target rate in March 2020, kept the key short-term interest-rate measure at 0.00%–0.25% throughout the period. Meanwhile, the federal government enacted a $900 billion pandemic aid package in December 2020, followed by a $1.9 trillion COVID-19 relief bill in March 2021.

All major categories of the fixed-income market produced gains for the period. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS), municipal bonds and shorter-term bonds. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, posted the smallest advance.

Corporate bonds drove the benchmark’s performance

All of the sectors in the benchmark posted positive returns for the twelve-month period. Corporate bonds—the second-largest sector with a weighting of 23.3%—was the index’s best-performing component with a return of 5.4%. Government credit securities and government agency bonds both trailed the benchmark’s return with gains of 1.2% and 1.0%, respectively. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 65.6%, underperformed with a meager gain of just 0.3%.

Fund advanced but trailed its benchmark

For the twelve months, the Fund underperformed its benchmark. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.

The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the Fund may also invest in securities not held in the index but which have investment characteristics that are similar to securities held in the index. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

30	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2021

Short-Term Bond Index Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	8/7/15	1.45%	1.85%		1.79%		0.13%	0.12%
Advisor Class	12/4/15	1.32	1.74		1.68	†	0.27	0.26
Premier Class	8/7/15	1.30	1.68		1.62		0.28	0.27
Retirement Class	8/7/15	1.20	1.60		1.54		0.38	0.37
Retail Class	8/7/15	1.12	1.51		1.45		0.50	0.47
Class W	9/28/18	1.56	1.91	†	1.84	†	0.13	0.00
Bloomberg Barclays U.S. 1–3 Year Government/ Credit Bond Index	—	1.57	2.00		1.94	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000,000 invested at Fund’s inception

Institutional Class (inception August 7, 2015)

Ending amounts are as of March 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
Less than 1 year	3.3
1–3 years	95.5
3–5 years	1.2
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2021
U.S. Treasury & U.S. agency securities*	68.4
Aaa/AAA	4.5
Aa/AA	4.0
A/A	12.0
Baa/BBB	11.0
Non-rated	0.1
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2021
Net assets	$1.07 billion
Portfolio turnover rate	48%
Number of issues	714
Option-adjusted duration‡	1.94 years
Average maturity§	1.98 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	31

Money Market Fund

Expense example

Six months ended March 31, 2021

Money Market Fund	Beginning account value (10/1/20)	Ending account value (3/31/21)	Expenses paid during period* (10/1/20– 3/31/21)
Actual return
Institutional Class	$1,000.00	$1,000.10	$0.55
Advisor Class	1,000.00	1,000.03	0.65
Premier Class	1,000.00	1,000.00	1.80
Retirement Class	1,000.00	1,000.01	1.55
Retail Class	1,000.00	1,000.00	2.94
5% annual hypothetical return
Institutional Class	1,000.00	1,024.38	0.56
Advisor Class	1,000.00	1,024.28	0.66
Premier Class	1,000.00	1,023.14	1.82
Retirement Class	1,000.00	1,023.39	1.56
Retail Class	1,000.00	1,021.99	2.97

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.11% for the Institutional Class, 0.13% for the Advisor Class, 0.36% for the Premier Class, 0.31% for the Retirement Class and 0.59% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2021
U.S. Treasury securities*	43.1
U.S. government agency securities*	32.2
Floating-rate securities, government*	24.8
Other assets & liabilities, net	–0.1
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Performance for the twelve months ended March 31, 2021

The Money Market Fund returned 0.10% for the Institutional Class, compared with the 0.03% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. The performance table shows returns for all share classes of the Fund.

Economic growth resumed after pandemic setback

The U.S. economy contracted sharply early in the period due to the COVID-19 outbreak and global efforts to contain the spread of the virus. But the nation’s output recovered during the summer of 2020, and economic growth continued through the rest of the year and into 2021. The unemployment rate, which had spiked to 14.7% in April 2020, declined steadily during the period and settled at 6.0% in March 2021. Core inflation, which measures all items except food and energy, rose 1.6% over the twelve months ended March 2021. Crude oil prices, hit hard in the early stages of the pandemic, rose from $20 to $59 per barrel during the period.

The Federal Reserve, which had reduced the federal funds target rate in March 2020, kept the key short-term interest-rate measure at 0.00%–0.25% throughout the period. Meanwhile, the federal government enacted a $900 billion pandemic aid package in December 2020, followed by a $1.9 trillion COVID-19 relief bill in March 2021.

The Fed’s actions kept yields on the short-term government securities in which the Fund invests at near-zero levels. The “secured overnight financing rate” (SOFR)—a key indicator of short-term government money market rates—was unchanged at 0.01% between April 1, 2020, and March 31, 2021.

Early investment surge abated later in the period

Due to extreme equity and bond market volatility at the beginning of the period, government-only money market funds initially attracted significant assets as investors sought the quality and relative safety of these investments. This large influx of money into the Fund was subsequently invested in the current low-rate environment, resulting in a lower portfolio yield, which is expected to persist. As the period progressed and markets recovered, investors felt more confident about the prospects of riskier asset classes, and the Fund’s assets declined.

Fund surpassed the iMoneyNet average

For the period, the return of the Money Market Fund outperformed that of the iMoneyNet government fund average. In pursuit of additional yield, management continued its strategy of holding higher-yielding floating-rate government agency paper, which was beneficial. As of March 30, 2021, the Fund’s weighted average maturity was 45 days, versus 44 days for the iMoneyNet government fund average. iMoneyNet releases their data on a weekly basis, and March 30 was the last date of release for the month.

32	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2021

Money Market Fund		Total return	Average annual total return			Annual operating expenses*
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	7/1/99	0.10%	1.05%	0.54%		0.13%	0.13%
Advisor Class	12/4/15	0.15	1.05	0.54	†	0.23	0.23
Premier Class	9/30/09	0.04	0.92	0.46		0.28	0.28
Retirement Class	3/31/06	0.04	0.87	0.44		0.38	0.38
Retail Class	3/31/06	0.02	0.77	0.38		0.47	0.47
iMoneyNet Money Fund Averages™—All Government§	—	0.03	0.80	0.41		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Teachers Advisors, and its affiliates, have agreed to voluntarily waive a portion of the expenses of the Fund to the extent needed to maintain a non-negative yield. This waiver may be terminated at any time. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
§	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Net annualized yield

(for the 7 days ended March 30, 2021)‡

	Current	Effective
	yield	yield
Money Market Fund
Institutional Class	0.00%	0.00%
Advisor Class	0.00	0.00
Premier Class	0.00	0.00
Retirement Class	0.00	0.00
Retail Class	0.00	0.00
iMoneyNet Money Fund Averages™—All Government§	0.03	0.03

The current yield more closely reflects current earnings than does the total return.

‡	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Fund profile

as of 3/31/2021
Net assets	$1.43 billion
Number of issues	93

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	33

Summary portfolio of investments

Bond Index Fund  ■  March 31, 2021

Principal	Issuer	Value	% of net assets
BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS		$21,594,469	0.1%
BANKS
	Bank of America Corp
$114,440,000	0.810%–6.110%, 07/21/23–03/13/52	120,231,103	0.6
	Other	720,443,017	3.7
		840,674,120	4.3
CAPITAL GOODS		299,754,457	1.5
COMMERCIAL & PROFESSIONAL SERVICES		32,335,892	0.2
CONSUMER DURABLES & APPAREL		24,146,865	0.2
CONSUMER SERVICES		104,656,680	0.5
DIVERSIFIED FINANCIALS		512,810,742	2.6
ENERGY		395,909,243	2.0
FOOD & STAPLES RETAILING		59,771,831	0.3
FOOD, BEVERAGE & TOBACCO		215,161,353	1.1
HEALTH CARE EQUIPMENT & SERVICES		263,855,132	1.4
HOUSEHOLD & PERSONAL PRODUCTS		28,047,555	0.1
INSURANCE		159,479,306	0.8
MATERIALS		136,650,618	0.7
MEDIA & ENTERTAINMENT		224,538,526	1.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		291,443,718	1.5
REAL ESTATE		193,711,304	1.0
RETAILING		143,814,760	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		100,662,206	0.5
SOFTWARE & SERVICES		218,552,528	1.1
TECHNOLOGY HARDWARE & EQUIPMENT		146,410,473	0.8
TELECOMMUNICATION SERVICES		254,100,359	1.3
TRANSPORTATION		110,407,825	0.5
UTILITIES		441,781,558	2.3
	TOTAL CORPORATE BONDS (Cost $4,973,754,355)	5,220,271,520	26.7
GOVERNMENT BONDS

AGENCY SECURITIES		269,145,426	1.4
FOREIGN GOVERNMENT BONDS		732,929,910	3.8
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
598,421,910	2.500%–8.000%, 05/01/21–05/01/49	639,204,674	3.3
	Federal National Mortgage Association (FNMA)
99,649,509	2.000%, 03/01/36	102,354,450	0.5
253,475,064	2.500%, 10/01/50	260,350,550	1.3
130,709,661	2.000%, 11/01/50	130,553,821	0.7
137,086,552	2.000%, 12/01/50	137,203,668	0.7
Principal		Issuer	Value	% of net assets
MORTGAGE BACKED—continued
$102,178,947		2.000%, 01/01/51	$102,057,911	0.5%
146,085,352		2.500%, 02/01/51	150,047,902	0.8
135,470,366		2.000%, 03/01/51	135,308,850	0.7
160,000,000	h	2.000%, 04/01/51	159,810,080	0.8
2,030,248,906		1.000%–8.000%, 08/01/21–07/01/55	2,129,965,793	10.9
		Government National Mortgage Association (GNMA)
95,583,995		3.000%, 08/20/50	99,633,101	0.5
83,387,625		2.500%, 12/20/50	86,113,265	0.5
1,008,403,941		2.000%–8.500%, 01/20/24–02/20/51	1,065,984,023	5.5
		Other	140,529,431	0.7
			5,339,117,519	27.4
MUNICIPAL BONDS			159,712,733	0.8
		U.S. TREASURY SECURITIES
		United States Treasury Bond
179,483,000		3.500%, 02/15/39	215,218,345	1.1
82,500,000		3.000%, 02/15/49	92,683,594	0.5
656,135,000		2.250%–5.000%, 02/15/36–11/15/49	760,379,816	3.9
		United States Treasury Note
72,000,000		1.875%, 04/30/22	73,380,938	0.4
68,000,000		2.000%, 11/30/22	70,095,781	0.4
80,000,000		2.500%, 03/31/23	83,728,125	0.4
80,000,000		2.750%, 05/31/23	84,412,500	0.4
91,500,000		2.625%, 06/30/23	96,482,460	0.5
80,000,000		2.750%, 07/31/23	84,712,500	0.4
116,000,000		2.750%, 08/31/23	123,032,500	0.6
65,000,000		2.875%, 11/30/23	69,478,906	0.4
129,300,000		2.500%, 01/31/24	137,249,930	0.7
70,000,000		2.375%, 02/29/24	74,137,109	0.4
325,000,000		2.125%, 03/31/24	342,113,281	1.7
174,000,000		2.250%, 04/30/24	183,957,421	0.9
111,500,000		2.000%, 05/31/24	117,088,067	0.6
152,000,000		1.750%, 06/30/24	158,483,750	0.8
212,000,000		1.750%, 07/31/24	221,134,219	1.1
81,000,000		1.500%, 09/30/24	83,790,703	0.4
90,500,000		1.500%, 10/31/24	93,596,797	0.5
75,000,000		1.750%, 12/31/24	78,240,234	0.4
73,000,000		0.500%, 03/31/25	72,535,195	0.4
134,000,000		0.250%, 06/30/25	131,288,593	0.7
110,000,000		0.250%, 07/31/25	107,602,343	0.5
97,000,000		0.250%, 10/31/25	94,449,961	0.5
275,000,000		0.375%, 11/30/25	268,995,117	1.4
126,000,000		0.375%, 01/31/26	122,879,532	0.6
157,000,000		0.500%, 02/28/26	153,933,594	0.8
110,000,000		0.750%, 03/31/26	109,046,093	0.6
71,000,000		1.625%, 09/30/26	73,135,547	0.4
89,500,000		1.750%, 12/31/26	92,625,508	0.5
75,000,000		0.625%, 11/30/27	71,519,531	0.4
66,000,000		2.875%, 05/15/28	72,551,015	0.4
85,000,000		3.125%, 11/15/28	95,057,226	0.5
92,000,000		2.375%, 05/15/29	97,764,375	0.5
117,000,000		1.500%, 02/15/30	115,560,351	0.6
84,000,000		0.875%, 11/15/30	77,686,875	0.4
85,000,000	e	1.125%, 02/15/31	80,311,719	0.4
147,500,000		1.375%, 11/15/40	125,467,187	0.6
83,500,000		1.625%, 11/15/50	69,578,984	0.4
1,865,184,100		0.125%–8.000%, 11/15/21–02/15/51	1,865,593,775	9.5
			7,140,979,497	36.6
		TOTAL GOVERNMENT BONDS (Cost $13,384,732,230)	13,641,885,085	70.0

34	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Index Fund  ■  March 31, 2021

Principal	Issuer	Value	% of net assets
STRUCTURED ASSETS

ASSET BACKED	$122,916,751	0.6%
OTHER MORTGAGE BACKED	410,388,769	2.1
TOTAL STRUCTURED ASSETS (Cost $521,102,505)	533,305,520	2.7
TOTAL BONDS (Cost $18,879,589,090)	19,395,462,125	99.4

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
Federal Home Loan Bank (FHLB)
$72,447,000	0.010%, 04/23/21	72,447,000	0.4
Other	217,205,624	1.1
289,652,624	1.5
TREASURY DEBT	131,108,481	0.7

Shares	Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	47,264,181	0.2
47,264,181	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.030%	47,264,181	0.2
TOTAL SHORT-TERM INVESTMENTS (Cost $467,622,740)	468,025,286	2.4
TOTAL PORTFOLIO (Cost $19,347,211,830)	19,863,487,411	101.8
OTHER ASSETS & LIABILITIES, NET	(344,240,291)	(1.8)
NET ASSETS	$19,519,247,120	100.0%

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $48,044,994. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $172,245,116 or 0.9% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	35

Summary portfolio of investments

Core Bond Fund  ■  March 31, 2021

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$1,864,375	0.0%
BANKS	1,490,462	0.0
CAPITAL GOODS	8,359,701	0.1
COMMERCIAL & PROFESSIONAL SERVICES	23,811,523	0.3
CONSUMER DURABLES & APPAREL	3,551,096	0.0
CONSUMER SERVICES	17,401,819	0.2
DIVERSIFIED FINANCIALS	1,960,256	0.0
ENERGY	3,912,426	0.0
FOOD, BEVERAGE & TOBACCO	7,714,516	0.1
HEALTH CARE EQUIPMENT & SERVICES	25,358,964	0.3
HOUSEHOLD & PERSONAL PRODUCTS	3,100,548	0.0
INSURANCE	9,592,563	0.1
MATERIALS	15,982,591	0.2
MEDIA & ENTERTAINMENT	28,001,324	0.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13,758,073	0.2
REAL ESTATE	1,672,921	0.0
RETAILING	4,782,566	0.1
SOFTWARE & SERVICES	9,351,378	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	4,412,141	0.1
TELECOMMUNICATION SERVICES	4,449,343	0.1
TRANSPORTATION	6,025,286	0.1
UTILITIES	11,639,510	0.1
TOTAL BANK LOAN OBLIGATIONS (Cost $209,412,677)	208,193,382	2.4
BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	39,302,408	0.5

BANKS
Bank of America Corp
$143,175,000	1.898%–6.250%, 01/22/25–N/A‡	147,619,995	1.7
Citigroup, Inc
32,075,000	2.666%, 01/29/31	32,226,594	0.4
JPMorgan Chase & Co
114,895,000	1.953%–6.100%, 10/15/25–N/A‡	120,228,344	1.4
Other	428,767,370	4.9
728,842,303	8.4
CAPITAL GOODS	113,295,567	1.3
COMMERCIAL & PROFESSIONAL SERVICES	32,593,028	0.4
CONSUMER DURABLES & APPAREL	12,854,341	0.1
CONSUMER SERVICES	41,904,578	0.5
DIVERSIFIED FINANCIALS	299,498,451	3.4
Principal		Issuer	Value	% of net assets
ENERGY			$348,430,333	3.9%
FOOD & STAPLES RETAILING			52,775,659	0.6
FOOD, BEVERAGE & TOBACCO			129,631,826	1.5
HEALTH CARE EQUIPMENT & SERVICES			158,810,071	1.8
INSURANCE			109,947,618	1.3
MATERIALS			148,873,854	1.8
MEDIA & ENTERTAINMENT			193,750,958	2.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			129,887,053	1.4
REAL ESTATE			179,840,193	2.0
RETAILING			49,429,419	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			36,358,975	0.4
SOFTWARE & SERVICES			79,000,266	0.9
TECHNOLOGY HARDWARE & EQUIPMENT			62,937,422	0.8
TELECOMMUNICATION SERVICES			197,142,653	2.3
TRANSPORTATION			52,405,362	0.6
UTILITIES			296,991,079	3.4
	TOTAL CORPORATE BONDS (Cost $3,418,441,648)		3,494,503,417	40.1

GOVERNMENT BONDS

AGENCY SECURITIES			49,869,168	0.6

FOREIGN GOVERNMENT BONDS			257,299,376	3.0

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
$34,051,167		4.000%, 09/01/49	37,234,180	0.4
		Federal Home Loan Mortgage Corp Gold (FGLMC)
23,380,989		3.500%, 08/01/46	25,290,830	0.3
133,977,399		3.000%–8.000%, 01/01/31–08/01/48	146,301,365	1.6
		Federal National Mortgage Association (FNMA)
107,000,000	h	2.000%, 04/25/36	109,811,159	1.3
64,000,000	h	2.500%, 05/25/32	66,557,500	0.8
22,591,792		3.500%, 03/01/48	23,959,666	0.3
184,850,000	h	3.000%, 04/25/51	192,540,048	2.2
211,365,000	h	2.500%, 05/25/51	216,442,714	2.5
24,889,062		3.000%, 07/01/50	26,480,216	0.3
63,265,000	h	2.000%, 04/25/51	63,146,379	0.7
94,990,000	h	2.500%, 04/25/51	97,476,067	1.1
161,750,000	h	2.000%, 05/25/51	161,149,757	1.9
346,522,193		2.000%–8.000%, 07/01/24–02/25/51	353,158,429	3.9
		Government National Mortgage Association (GNMA)
63,402,449		3.000%, 08/20/50	66,088,288	0.8
46,060,000	h	2.000%, 04/20/51	46,506,207	0.5
182,550,000	h	2.500%, 04/20/51	188,354,520	2.2
47,520,000	h	3.000%, 04/20/47	49,504,331	0.6
48,600,000	h	2.000%, 05/20/51	48,991,078	0.6
		Other	76,418,270	0.9
			1,995,411,004	22.9

36	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments continued

Core Bond Fund  ■  March 31, 2021

Principal		Issuer	Value	% of net assets
MUNICIPAL BONDS
		State of Illinois
$21,060,000		5.100%, 06/01/33	$23,710,677	0.3%
		Other	152,994,914	1.7
			176,705,591	2.0
U.S. TREASURY SECURITIES
		United States Treasury Bond
36,875,000		3.500%, 02/15/39	44,216,870	0.5
42,835,000		2.750%, 11/15/47	45,798,312	0.5
55,445,000		3.000%, 02/15/48	62,152,545	0.7
45,841,000		3.375%, 11/15/48	55,053,967	0.6
		United States Treasury Note
536,271,000		0.250%, 03/15/24	534,846,530	6.2
55,595,000		0.750%, 03/31/26	55,112,887	0.6
56,000,000		1.875%, 02/15/51	49,700,000	0.6
94,253,000		0.125%–3.125%, 08/31/22–11/15/50	90,334,775	1.1
		Other	72,648,193	0.8
			1,009,864,079	11.6
	TOTAL GOVERNMENT BONDS (Cost $3,426,670,932)		3,489,149,218	40.1

STRUCTURED ASSETS
ASSET BACKED
		FNA VI LLC
		Series - 2021 1A (Class A)
25,538,715	g	1.350%, 01/10/32	25,499,475	0.3
		Other	607,110,623	7.0
			632,610,098	7.3
OTHER MORTGAGE BACKED			671,606,883	7.7
	TOTAL STRUCTURED ASSETS (Cost $1,293,067,707)		1,304,216,981	15.0
	TOTAL BONDS (Cost $8,138,180,287)		8,287,869,616	95.2

Shares		Company

COMMON STOCKS
MATERIALS			503,626	0.0
MEDIA & ENTERTAINMENT			193,283	0.0
	TOTAL COMMON STOCKS (Cost $591,088)		696,909	0.0

PREFERRED STOCKS
BANKS			9,975,000	0.1
	TOTAL PREFERRED STOCKS (Cost $9,820,000)		9,975,000	0.1

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Farm Credit Bank (FFCB)
$25,000,000		0.040%, 04/13/21	$25,000,000	0.3%
33,333,000		0.080%, 02/15/22	33,315,223	0.4
113,516,000		0.030%–0.090%, 04/08/21–12/14/21	113,500,976	1.3
Principal		Issuer	Value	% of net assets
GOVERNMENT AGENCY DEBT (continued)
		Federal Home Loan Bank (FHLB)
$51,032,000		0.085%, 04/09/21	$51,032,000	0.6%
34,475,000		0.085%, 04/13/21	34,475,000	0.4
89,496,000		0.085%, 04/14/21	89,496,000	1.0
81,803,000		0.033%, 04/23/21	81,803,000	0.9
24,442,000		0.010%, 05/03/21	24,441,783	0.3
55,760,000		0.035%, 05/10/21	55,759,396	0.6
82,581,000		0.039%, 05/12/21	82,580,059	1.0
25,000,000		0.090%, 07/21/21	24,997,687	0.3
45,340,000		0.058%, 08/18/21	45,334,748	0.5
40,710,000		0.060%, 09/01/21	40,703,079	0.5
133,074,000		0.020%–0.087%, 04/07/21–09/15/21	133,065,218	1.5
			835,504,169	9.6

TREASURY DEBT
		United States Cash Management Bill
26,767,000		0.088%, 06/22/21	26,766,207	0.3
		United States Treasury Bill
74,090,000		0.036%, 04/08/21	74,089,928	0.9
123,371,000		0.088%, 04/20/21	123,369,860	1.4
36,235,000		0.088%, 04/27/21	36,234,608	0.4
25,000,000		0.095%, 04/29/21	24,999,806	0.3
51,745,000		0.090%, 05/06/21	51,744,371	0.6
25,000,000		0.036%, 05/20/21	24,999,489	0.3
26,240,000		0.041%, 05/27/21	26,239,490	0.3
50,000,000		0.092%, 06/03/21	49,998,687	0.6
25,000,000		0.033%, 06/17/21	24,999,198	0.3
56,820,000		0.101%, 06/24/21	56,818,343	0.7
25,000,000		0.088%, 07/08/21	24,998,724	0.3
		Other	64,539,995	0.7
			609,798,706	7.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			21,209,160	0.2
21,209,160	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.030%	21,209,160	0.2

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,466,405,902)		1,466,512,035	16.9

	TOTAL PORTFOLIO (Cost $9,824,409,954)		9,973,246,942	114.6
	OTHER ASSETS & LIABILITIES, NET		(1,270,023,779)	(14.6)
	NET ASSETS		$8,703,223,163	100.0%

‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the aggregate value of these securities, including those in “Other,” is $1,834,129,646 or 21.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/21, the aggregate value of securities on loan is $20,582,500. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	37

Summary portfolio of investments	concluded

Core Bond Fund  ■  March 31, 2021

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation	)
	$2,535,059	EUR	2,080,386	AUSTRALIA AND NEW ZEALAND BANKING GROUP LIMITED	04/22/21	$94,277

Abbreviations(s):

EUR	Euro

Centrally cleared credit default swap contracts outstanding as of March 31, 2021 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Fixed rate payment frequency	Maturity date	Notional amount	*	Value	Premiums paid (received	)	Variation margin	Unrealized appreciation (depreciation	)
CDX-NAHYS36V1-5Y	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	Quarterly	06/20/26	35,000,000		$(3,170,191)	$(2,980,622)		$(155,280)	$(189,569)

*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

38	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Core Impact Bond Fund  ■  March 31, 2021

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
MATERIALS	$24,594	0.0%
UTILITIES	7,683,976	0.1
TOTAL BANK LOAN OBLIGATIONS (Cost $7,668,196)	7,708,570	0.1

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	41,613,266	0.7
BANKS	581,362,352	9.3
CAPITAL GOODS	102,330,287	1.7
COMMERCIAL & PROFESSIONAL SERVICES	16,488,052	0.3
CONSUMER SERVICES	73,351,426	1.2
DIVERSIFIED FINANCIALS
BPCE S.A.
$21,400,000	g	1.652%, 10/06/26	21,350,006	0.3
Other	210,563,496	3.5
231,913,502	3.8
ENERGY	161,257,308	2.6
FOOD & STAPLES RETAILING	29,480,150	0.5
FOOD, BEVERAGE & TOBACCO	36,666,967	0.6
HEALTH CARE EQUIPMENT & SERVICES	26,974,789	0.4
HOUSEHOLD & PERSONAL PRODUCTS	31,097,151	0.5
INSURANCE	112,376,014	1.8
MATERIALS	109,087,303	1.7
MEDIA & ENTERTAINMENT	57,337,474	0.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	111,372,759	1.7
REAL ESTATE	129,618,655	2.0
RETAILING	31,100,546	0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	31,169,616	0.5
SOFTWARE & SERVICES	37,333,268	0.6
TECHNOLOGY HARDWARE & EQUIPMENT	6,238,693	0.1
TELECOMMUNICATION SERVICES	52,036,947	0.8
TRANSPORTATION	64,069,548	1.0
UTILITIES	571,673,213	9.1

TOTAL CORPORATE BONDS (Cost $2,626,867,114)	2,645,949,286	42.2

GOVERNMENT BONDS
AGENCY SECURITIES
Federal Home Loan Mortgage Corp (FHLMC)
23,000,000	0.375%, 05/05/23	23,098,868	0.4
22,692,000	0.250%, 12/04/23	22,658,132	0.4
Other	234,193,468	3.7
279,950,468	4.5
Principal		Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS			$362,721,957	5.8%
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
$30,462,944		4.000%, 06/01/48	33,427,703	0.5
		Federal National Mortgage Association (FNMA)
67,000,000	h	2.000%, 04/25/36	68,760,258	1.1
40,900,000	h	2.500%, 05/25/32	42,534,402	0.7
19,797,206		3.500%, 02/01/48	20,934,750	0.3
18,825,976		3.500%, 03/01/48	19,965,840	0.3
33,966,462		3.500%, 04/01/48	36,009,921	0.6
123,145,000	h	3.000%, 04/25/51	128,268,024	2.0
137,500,000	h	2.500%, 05/25/51	140,803,223	2.2
20,908,694		3.000%, 07/01/50	22,245,384	0.4
37,190,000	h	2.000%, 04/25/51	37,120,269	0.6
58,640,000	h	2.500%, 04/25/51	60,174,719	1.0
99,600,000	h	2.000%, 05/25/51	99,230,391	1.6
185,515,676		2.000%–5.841%, 04/24/26–02/25/51	188,387,150	3.0
		Government National Mortgage Association (GNMA)
51,874,731		3.000%, 08/20/50	54,072,235	0.9
39,325,000	h	2.000%, 04/20/51	39,705,961	0.6
133,150,000	h	2.500%, 04/20/51	137,383,755	2.2
29,945,000	h	3.000%, 04/20/47	31,195,438	0.5
43,400,000	h	2.000%, 05/20/51	43,749,235	0.7
		Other	131,264,290	2.1
			1,335,232,948	21.3
MUNICIPAL BONDS
		Chicago Metropolitan Water Reclamation District-Greater Chicago
16,465,000		5.720%, 12/01/38	21,902,028	0.4
		Grant County Public Utility District No 2
20,000,000		2.918%, 01/01/40	20,459,988	0.3
		Other	429,133,958	6.8
			471,495,974	7.5
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
20,740,400	k	0.500%, 04/15/24	22,481,189	0.4
		United States Treasury Note
26,730,000		0.250%, 03/15/24	26,658,998	0.4
50,207,000		0.750%, 03/31/26	49,771,611	0.8
20,935,000		1.125%, 02/29/28	20,568,638	0.3
77,990,000	e	1.125%, 02/15/31	73,688,364	1.2
21,508,000		1.875%, 02/15/41	20,025,964	0.3
53,510,000		1.375%, 08/15/50	41,754,522	0.7
52,567,000		1.625%, 11/15/50	43,803,095	0.7
		Other	78,827,468	1.2
			377,579,849	6.0
	TOTAL GOVERNMENT BONDS (Cost $2,804,458,670)		2,826,981,196	45.1
STRUCTURED ASSETS
ASSET BACKED			248,029,111	4.0
OTHER MORTGAGE BACKED			335,717,145	5.4
	TOTAL STRUCTURED ASSETS (Cost $576,366,099)		583,746,256	9.4
	TOTAL BONDS (Cost $6,007,691,883)		6,056,676,738	96.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	39

Summary portfolio of investments	concluded

Core Impact Bond Fund  ■  March 31, 2021

Shares	Company	Value	% of net assets
PREFERRED STOCKS
BANKS		$12,651,800	0.2%
INSURANCE		3,986,600	0.1
REAL ESTATE		27,540,850	0.4
UTILITIES		20,563,760	0.3

	TOTAL PREFERRED STOCKS (Cost $63,450,000)	64,743,010	1.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Farm Credit Bank (FFCB)
$25,664,000	0.070%, 12/01/21	25,655,303	0.4
	Federal Home Loan Bank (FHLB)
24,000,000	0.035%, 04/09/21	24,000,000	0.4
25,000,000	0.085%, 04/13/21	25,000,000	0.4
36,911,000	0.039%, 04/14/21	36,911,000	0.6
73,431,000	0.080%, 04/16/21	73,431,000	1.2
25,000,000	0.005%, 04/19/21	25,000,000	0.4
25,300,000	0.035%, 04/21/21	25,300,000	0.4
20,220,000	0.085%, 04/28/21	20,220,000	0.3
45,743,000	0.100%, 05/12/21	45,742,479	0.7
28,750,000	0.010%, 05/14/21	28,749,657	0.4
38,318,000	0.019%, 05/19/21	38,317,489	0.6
42,650,000	0.090%, 05/21/21	42,649,408	0.7
45,005,000	0.054%, 08/13/21	44,999,974	0.7
161,234,000	0.005%–0.100%, 04/07/21–09/15/21	161,226,501	2.6
	Other	20,155,870	0.4
		637,358,681	10.2
TREASURY DEBT
	United States Cash Management Bill
30,000,000	0.087%, 06/15/21	29,999,687	0.5
	United States Treasury Bill
35,000,000	0.010%, 04/06/21	34,999,964	0.6
39,030,000	0.032%, 04/08/21	39,029,962	0.6
25,000,000	0.082%, 04/20/21	24,999,769	0.4
38,975,000	0.098%, 04/29/21	38,974,697	0.6
75,850,000	0.042%, 05/27/21	75,848,526	1.2
	Other	38,474,260	0.6
		282,326,865	4.5

Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Shares	Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
47,966,951	c	State Street Navigator Securities Lending
		Government Money Market Portfolio
	0.030%	$47,966,951	0.8%
		47,966,951	0.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $967,614,289)	967,652,497	15.5
	TOTAL PORTFOLIO (Cost $7,046,424,368)	7,096,780,815	113.3
	OTHER ASSETS & LIABILITIES, NET	(831,171,229)	(13.3)
	NET ASSETS	$6,265,609,586	100.0%

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $46,876,535. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the aggregate value of these securities, including those in “Other,” is $1,521,650,146 or 24.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation	)
	$9,566,828	EUR	7,850,981	AUSTRALIA AND NEW ZEALAND
				BANKING GROUP LIMITED	04/22/21	$355,782
	$3,003,773	EUR	2,471,223	BANK OF AMERICA, N.A.	05/28/21	102,144
	$13,030,451	CLP	9,350,000,000	CITIBANK N.A.	05/19/21	48,108
Total						$506,034

Abbreviation(s):

CLP	Chilean Peso
EUR	Euro

40	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Core Plus Bond Fund  ■  March 31, 2021

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS	$2,760,790	0.1%
BANKS	1,490,462	0.0
CAPITAL GOODS	5,129,634	0.1
COMMERCIAL & PROFESSIONAL SERVICES	23,421,140	0.4
CONSUMER DURABLES & APPAREL	2,495,128	0.0
CONSUMER SERVICES	16,043,183	0.3
DIVERSIFIED FINANCIALS	735,830	0.0
ENERGY	1,478,889	0.0
FOOD, BEVERAGE & TOBACCO	6,408,200	0.1
HEALTH CARE EQUIPMENT & SERVICES	17,302,527	0.3
HOUSEHOLD & PERSONAL PRODUCTS	3,147,816	0.1
INSURANCE	5,471,665	0.1
MATERIALS	11,918,135	0.2
MEDIA & ENTERTAINMENT	29,370,660	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,422,681	0.2
REAL ESTATE	1,219,405	0.0
RETAILING	7,309,315	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	670,940	0.0
SOFTWARE & SERVICES	8,685,067	0.2
TECHNOLOGY HARDWARE & EQUIPMENT	3,809,452	0.1
TELECOMMUNICATION SERVICES	4,577,491	0.1
TRANSPORTATION	4,432,010	0.1
UTILITIES	8,483,738	0.2
TOTAL BANK LOAN OBLIGATIONS (Cost $176,151,271)	175,784,158	3.2

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	44,877,882	0.8
BANKS
Bank of America Corp
$66,690,000	1.922%–6.300%, 10/22/25–09/17/69	68,857,728	1.3
Citigroup, Inc
55,480,000	2.572%–6.300%, 03/26/25–N/A‡	59,040,141	1.1
JPMorgan Chase & Co
13,880,000	3.702%, 05/06/30	15,128,614	0.3
Other	274,331,589	4.8
417,358,072	7.5
CAPITAL GOODS	74,907,944	1.2
COMMERCIAL & PROFESSIONAL SERVICES	44,817,466	0.9
CONSUMER DURABLES & APPAREL	12,973,585	0.2
CONSUMER SERVICES	47,605,786	0.8
Principal		Issuer	Value	% of net assets
DIVERSIFIED FINANCIALS			$241,233,996	4.4%
ENERGY			235,077,550	4.2
FOOD & STAPLES RETAILING			26,869,271	0.5
FOOD, BEVERAGE & TOBACCO			85,377,358	1.6
HEALTH CARE EQUIPMENT & SERVICES			114,608,366	2.0
INSURANCE			60,252,607	1.1
MATERIALS			131,423,223	2.3
MEDIA & ENTERTAINMENT			145,940,921	2.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			69,173,369	1.2
REAL ESTATE			97,661,804	1.7
RETAILING			36,239,458	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			16,115,011	0.3
SOFTWARE & SERVICES			39,530,345	0.7
TECHNOLOGY HARDWARE & EQUIPMENT			34,322,473	0.6
TELECOMMUNICATION SERVICES			129,097,075	2.3
TRANSPORTATION			39,341,635	0.8
UTILITIES			186,667,228	3.4

	TOTAL CORPORATE BONDS (Cost $2,266,608,950)		2,331,472,425	41.9

GOVERNMENT BONDS
AGENCY SECURITIES			2,714,775	0.1
FOREIGN GOVERNMENT BONDS			206,049,848	3.7
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
$62,304,223		3.000%, 11/01/49	65,865,503	1.2
		Federal Home Loan Mortgage Corp Gold (FGLMC)
15,750,596		3.500%, 08/01/46	17,037,160	0.3
15,823,947		3.000%, 02/01/47	16,737,742	0.3
26,130,363		3.500%, 03/01/48	28,194,444	0.5
15,393,848		4.500%, 08/01/48	17,145,595	0.3
		Federal National Mortgage Association (FNMA)
56,000,000	h	2.000%, 04/25/36	57,471,261	1.0
15,000,000	h	2.500%, 05/25/32	15,599,414	0.3
21,859,157		3.000%, 11/01/46	23,093,863	0.4
22,536,653		3.500%, 01/01/47	23,987,374	0.4
22,700,672		4.000%, 09/01/47	24,489,037	0.4
15,924,962		3.500%, 01/01/48	17,175,695	0.3
15,879,273		3.000%, 02/25/48	16,779,858	0.3
145,500,000	h	2.500%, 05/25/51	148,995,411	2.7
39,345,000	h	2.000%, 04/25/51	39,271,229	0.7
64,150,000	h	2.500%, 04/25/51	65,828,926	1.2
100,500,000	h	2.000%, 05/25/51	100,127,052	1.8
203,326,134		2.000%–9.000%, 07/01/22–02/25/51	210,069,884	3.7
		Government National Mortgage Association (GNMA)
31,701,225		3.000%, 08/20/50	33,044,144	0.6
33,650,000	h	2.000%, 04/20/51	33,975,985	0.6
117,000,000	h	2.500%, 04/20/51	120,720,235	2.2
20,540,000	h	3.000%, 04/20/47	21,397,705	0.4
37,100,000	h	2.000%, 05/20/51	37,398,539	0.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	41

Summary portfolio of investments	continued

Core Plus Bond Fund  ■  March 31, 2021

Principal		Issuer	Value	% of net assets
MORTGAGE BACKED—continued
		Other	$89,302,026	1.7%
			1,223,708,082	22.0
MUNICIPAL BONDS			139,028,856	2.5
U.S. TREASURY SECURITIES
		United States Treasury Note
$29,715,000		0.125%, 01/31/23	29,701,071	0.5
14,795,000		0.125%, 02/28/23	14,785,753	0.3
139,725,000		0.250%, 03/15/24	139,353,855	2.5
41,245,000		0.750%, 03/31/26	40,887,328	0.7
98,174,000		1.250%, 05/15/50	74,086,856	1.3
26,875,000		1.875%, 02/15/51	23,851,562	0.4
		Other	46,058,462	0.9
			368,724,887	6.6
	TOTAL GOVERNMENT BONDS (Cost $1,941,012,059)		1,940,226,448	34.9

STRUCTURED ASSETS
ASSET BACKED			447,725,776	8.0
OTHER MORTGAGE BACKED
		COMM Mortgage Trust
		Series - 2012 CR2 (Class A3)
20,000,000	g	2.841%, 08/15/45	20,338,066	0.4
41,088,000	g	3.000%–5.306%, 03/10/46–10/10/48	42,001,334	0.8
		Other	401,167,448	7.1
			463,506,848	8.3

	TOTAL STRUCTURED ASSETS (Cost $901,264,304)		911,232,624	16.3
	TOTAL BONDS (Cost $5,108,885,313)		5,182,931,497	93.1

Shares		Company

COMMON STOCKS
ENERGY			15	0.0
MATERIALS			575,573	0.0
MEDIA & ENTERTAINMENT			1,181,712	0.0
REAL ESTATE			7,913	0.0

	TOTAL COMMON STOCKS (Cost $1,848,627)		1,765,213	0.0

PREFERRED STOCKS
BANKS			14,191,520	0.2
DIVERSIFIED FINANCIALS			4,061,612	0.1

	TOTAL PREFERRED STOCKS (Cost $17,314,409)		18,253,132	0.3
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Farm Credit Bank (FFCB)
$25,000,000		0.040%, 04/13/21	$25,000,000	0.5%
15,000,000		0.080%, 12/28/21	14,994,354	0.3
		Federal Home Loan Bank (FHLB)
24,980,000		0.037%, 04/13/21	24,980,000	0.4
118,871,000		0.085%, 04/14/21	118,871,000	2.1
44,928,000		0.028%, 04/16/21	44,928,000	0.8
25,000,000		0.005%, 04/19/21	25,000,000	0.5
34,200,000		0.080%, 04/21/21	34,200,000	0.6
25,000,000		0.030%, 04/23/21	25,000,000	0.4
20,000,000		0.014%, 05/12/21	19,999,772	0.4
24,920,000		0.035%, 05/28/21	24,919,606	0.4
37,370,000		0.025%, 06/16/21	37,368,422	0.7
15,000,000		0.086%, 06/30/21	14,999,250	0.3
20,000,000		0.050%, 08/06/21	19,997,884	0.4
25,000,000		0.054%, 08/13/21	24,997,208	0.4
33,600,000		0.058%, 08/18/21	33,596,108	0.6
20,000,000		0.058%, 09/08/21	19,996,444	0.4
		Other	76,408,743	1.4
			585,256,791	10.6
TREASURY DEBT
		United States Cash Management Bill
25,000,000		0.023%, 07/06/21	24,999,133	0.4
		United States Treasury Bill
69,115,000		0.031%, 04/08/21	69,114,933	1.2
36,185,000		0.095%, 04/29/21	36,184,718	0.7
25,000,000		0.030%, 05/20/21	24,999,490	0.5
39,173,000		0.042%, 05/27/21	39,172,238	0.7
		Other	16,780,670	0.3
			211,251,182	3.8

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
8,330,743	c	State Street Navigator Securities Lending Government Money Market Portfolio
		0.030%	8,330,743	0.1
			8,330,743	0.1

	TOTAL SHORT-TERM INVESTMENTS (Cost $804,819,028)		804,838,716	14.5

	TOTAL PORTFOLIO (Cost $6,109,018,648)		6,183,572,716	111.1
	OTHER ASSETS & LIABILITIES, NET		(618,748,679)	(11.1)

	NET ASSETS		$5,564,824,037	100.0%

42	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Core Plus Bond Fund  ■  March 31, 2021

‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the aggregate value of these securities, including those in “Other,” is $1,607,242,614 or 28.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

At 3/31/21, the aggregate value of securities on loan is $8,114,934. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,901,294	EUR	1,560,290	AUSTRALIA AND NEW ZEALAND
				BANKING GROUP LIMITED	04/22/21	$70,707

Abbreviations(s):

EUR	Euro

Centrally cleared credit default swap contracts outstanding as of March 31, 2021 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Fixed rate payment frequency	Maturity date	Notional amount	*	Value	Premiums paid (received	)	Variation margin	Unrealized appreciation (depreciation	)
CDX-NAHYS36V1-5Y	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	Quarterly	06/20/26	170,000,000		$(15,398,071)	$(14,477,309)		$(754,217)	$(920,762)

*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

SOLD

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Fixed rate payment frequency	Maturity date	Notional amount	*	Value	Premiums paid (received	)	Variation margin	Unrealized appreciation (depreciation	)
CDX-NAHYS36V1-5Y	Credit event as specified in contract	5.000%	Citigroup Global Markets, Inc	Quarterly	06/20/26	$30,000,000		$2,642,313	$2,600,646		$41,667	$41,667

*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	43

Summary portfolio of investments

5–15 Year Laddered Tax-Exempt Bond Fund  ■  March 31, 2021

Principal		Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS
ALABAMA
		Lower Alabama Gas District
$2,900,000		4.000%, 12/01/50	$3,304,116	1.2%
		Other	3,262,232	1.1
			6,566,348	2.3
ALASKA
		Borough of Matanuska-Susitna AK
2,570,000		5.000%, 09/01/25	2,985,839	1.1
		Other	596,205	0.2
			3,582,044	1.3
ARIZONA
		Chandler Industrial Development Authority
2,000,000		5.000%, 06/01/49	2,270,680	0.8
		Other	227,476	0.1
			2,498,156	0.9
ARKANSAS			1,266,551	0.5
CALIFORNIA
		California Health Facilities Financing Authority
1,510,000		5.000%, 09/01/33	1,827,324	0.7
		City of Los Angeles Department of Airports
2,000,000		5.000%, 05/15/27	2,404,095	0.9
		Other	6,894,397	2.6
			11,125,816	4.2
COLORADO
		City & County of Denver CO Airport System Revenue
1,500,000		5.000%, 11/15/30	1,831,609	0.7
		Other	1,926,953	0.6
			3,758,562	1.3
CONNECTICUT
		City of Bridgeport CT
1,900,000		5.000%, 06/01/34	2,391,655	0.9
		University of Connecticut
2,000,000		5.000%, 03/15/28	2,398,731	0.9
		Other	7,514,484	2.7
			12,304,870	4.5
DISTRICT OF COLUMBIA			1,161,936	0.4
FLORIDA
		County of Miami-Dade FL Aviation Revenue
1,500,000		4.000%, 10/01/36	1,773,165	0.6
		Escambia County Health Facilities Authority
3,000,000		5.000%, 08/15/32	3,776,840	1.3
		Florida Development Finance Corp
2,000,000	g	7.375%, 01/01/49	1,965,627	0.7
		Miami-Dade County Expressway Authority
1,375,000		5.000%, 07/01/31	1,650,862	0.6
		Port St. Lucie Community Redevelopment Agency
2,180,000		5.000%, 01/01/26	2,597,220	0.9
		Other	7,798,622	2.8
			19,562,336	6.9
Principal	Issuer	Value	% of net assets
GEORGIA
	Brookhaven Development Authority
$1,250,000	5.000%, 07/01/27	$1,569,021	0.6%
	Other	7,489,957	2.6
		9,058,978	3.2
GUAM		480,035	0.2
HAWAII
	City & County of Honolulu HI
1,275,000	5.000%, 09/01/27	1,608,700	0.6
	Other	2,387,722	0.8
		3,996,422	1.4
ILLINOIS
	Chicago Board of Education
1,500,000	5.000%, 12/01/26	1,765,032	0.6
	Chicago Midway International Airport
2,000,000	5.000%, 01/01/26	2,369,475	0.8
	City of Chicago IL
3,250,000	5.000%, 01/01/28	3,901,090	1.4
	City of Chicago IL, GO
1,500,000	5.500%, 01/01/35	1,679,500	0.6
	County of Cook IL
1,750,000	5.000%, 11/15/31	2,132,114	0.8
	Metropolitan Water Reclamation District of
	Greater Chicago
2,000,000	5.000%, 12/01/30	2,460,519	0.9
	Sales Tax Securitization Corp
1,500,000	5.000%, 01/01/30	1,822,226	0.7
	State of Illinois
2,000,000	5.000%, 06/01/28	2,322,586	0.8
1,500,000	5.000%, 03/01/37	1,822,797	0.7
	Other	16,675,150	5.8
		36,950,489	13.1
INDIANA
	City of Whiting IN
1,365,000	5.000%, 12/01/44	1,656,900	0.6
		1,656,900	0.6
IOWA		595,402	0.2
KENTUCKY
	Kentucky Turnpike Authority
2,000,000	5.000%, 07/01/26	2,423,993	0.9
	Other	3,028,843	1.0
		5,452,836	1.9
LOUISIANA		4,880,099	1.7
MAINE		412,500	0.2
MARYLAND
	County of Baltimore MD
2,000,000	4.000%, 01/01/29	2,285,133	0.8
		2,285,133	0.8

44	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

5–15 Year Laddered Tax-Exempt Bond Fund   ■  March 31, 2021

Principal	Issuer	Value	% of net assets
MASSACHUSETTS
	University of Massachusetts Building Authority
$2,100,000	5.000%, 11/01/29	$2,778,073	1.0%
	Other	604,759	0.2
		3,382,832	1.2
MICHIGAN
	Michigan Finance Authority
2,000,000	5.000%, 04/01/25	2,310,673	0.8
2,000,000	5.000%, 11/15/28	2,446,507	0.9
1,650,000	5.000%, 07/01/44	1,749,861	0.6
	State of Michigan Trunk Line Revenue
1,750,000	5.000%, 11/15/30	2,352,407	0.8
	Wayne County Airport Authority
1,250,000	5.000%, 12/01/29	1,555,933	0.6
	Other	1,096,485	0.4
		11,511,866	4.1
MINNESOTA		2,581,351	0.9
MISSISSIPPI		5,130,580	1.8
MISSOURI
	St. Louis Municipal Finance Corp
1,745,000	5.000%, 02/15/26	2,092,719	0.7
	Other	4,989,478	1.7
		7,082,197	2.4
NEBRASKA		269,621	0.1
NEVADA		1,180,379	0.4
NEW JERSEY
	New Jersey Economic Development Authority
2,500,000	5.000%, 11/01/35	3,060,606	1.1
	New Jersey Transportation Trust Fund Authority
4,000,000	5.000%, 06/15/34	4,884,538	1.7
	Other	6,696,501	2.3
		14,641,645	5.1
NEW YORK
	New York State Dormitory Authority
1,750,000	5.000%, 07/01/33	2,112,838	0.8
	Port Authority of New York & New Jersey
1,500,000	5.000%, 07/15/31	1,931,957	0.7
1,625,000	4.000%, 07/15/36	1,901,843	0.7
	Other	13,849,723	4.9
		19,796,361	7.1
NORTH CAROLINA
	County of Duplin NC
1,355,000	5.000%, 04/01/27	1,618,471	0.6
	Other	4,452,460	1.6
		6,070,931	2.2
NORTH DAKOTA		1,055,877	0.4
OHIO
	County of Miami OH
1,500,000	5.000%, 08/01/32	1,869,846	0.7
	Other	6,225,762	2.1
		8,095,608	2.8
Principal		Issuer	Value	% of net assets
OKLAHOMA
		Oklahoma Development Finance Authority
$1,500,000		5.250%, 08/15/48	$1,794,295	0.6%
		Other	924,847	0.3
			2,719,142	0.9
OREGON			2,734,399	1.0
PENNSYLVANIA
		School District of the City of Erie
1,500,000		5.000%, 04/01/28	1,877,919	0.7
		Other	8,024,008	2.9
			9,901,927	3.6
RHODE ISLAND			1,015,883	0.4
SOUTH CAROLINA			2,507,351	0.9
TENNESSEE
		Metropolitan Nashville Airport Authority
2,305,000		5.000%, 07/01/35	2,889,010	1.0
		Other	856,558	0.3
			3,745,568	1.3
TEXAS
		City of El Paso TX Airport Revenue
2,000,000		5.000%, 08/15/28	2,497,708	0.9
		City of Houston TX
1,970,000		5.000%, 03/01/32	2,404,817	0.9
		City of Houston TX Combined Utility System Revenue
4,000,000		5.000%, 11/15/29	5,291,304	1.9
		Texas Private Activity Bond Surface Transportation Corp
2,500,000		5.000%, 12/31/35	3,114,835	1.1
		Other	15,353,780	5.6
			28,662,444	10.4
UTAH			3,042,860	1.0
VIRGIN ISLANDS
		Virgin Islands Public Finance Authority
2,000,000	g	5.000%, 09/01/25	2,282,945	0.8
2,500,000	g	5.000%, 09/01/33	2,766,883	1.0
			5,049,828	1.8
WASHINGTON			1,787,987	0.6
WEST VIRGINIA			3,721,393	1.3
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $260,300,066)		273,283,443	97.3
	TOTAL PORTFOLIO (Cost $260,300,066)		273,283,443	97.3
	OTHER ASSETS & LIABILITIES, NET		7,499,945	2.7
	NET ASSETS		$280,783,388	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	45

Summary portfolio of investments	concluded

5–15 Year Laddered Tax-Exempt Bond Fund  ■  March 31, 2021

Abbreviation(s):

GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the aggregate value of these securities, including those in “Other,” is $9,700,571 or 3.5% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Green Bond Fund  ■  March 31, 2021

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
UTILITIES
		Exgen Renewables IV LLC
$498,750	i	3.750%, 12/15/27, LIBOR 3 M + 2.750%	$498,960	1.0%
			498,960	1.0
	TOTAL BANK LOAN OBLIGATIONS (Cost $496,338)		498,960	1.0

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS
		Hyundai Capital Services, Inc
350,000	g	1.250%, 02/08/26	341,329	0.7
			341,329	0.7
BANKS
		Bank of America Corp
475,000		2.456%, 10/22/25	497,890	1.0
		Citigroup, Inc
500,000		1.678%, 05/15/24	510,185	1.0
		ING Groep NV
450,000	g	1.400%, 07/01/26	447,678	0.9
		Other	1,664,662	3.2
			3,120,415	6.1
CAPITAL GOODS			606,277	1.2
CONSUMER SERVICES
		Nature Conservancy
500,000		1.511%, 07/01/29	472,928	1.0
		Other	520,151	1.0
			993,079	2.0
DIVERSIFIED FINANCIALS			130,625	0.3
FOOD & STAPLES RETAILING			248,234	0.5
FOOD, BEVERAGE & TOBACCO			516,904	1.0
HEALTH CARE EQUIPMENT & SERVICES
		Kaiser Foundation Hospitals
650,000		3.150%, 05/01/27	709,210	1.4
			709,210	1.4
MATERIALS
		Inversiones CMPC S.A.
525,000	g	4.375%, 04/04/27	577,348	1.1
		LG Chem Ltd
500,000	g	3.625%, 04/15/29	541,212	1.1
		Other	278,811	0.6
			1,397,371	2.8
MEDIA & ENTERTAINMENT
		Liberty Utilities Finance GP
500,000	g	2.050%, 09/15/30	468,463	0.9
		Other	503,802	1.0
			972,265	1.9
Principal		Issuer	Value	% of net assets
REAL ESTATE
		HAT Holdings I LLC
$775,000		3.750%–6.000%, 07/15/24–09/15/30	$788,313	1.5%
		Other	1,001,894	2.0
			1,790,207	3.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			524,027	1.0
SOFTWARE & SERVICES			294,879	0.6
TECHNOLOGY HARDWARE & EQUIPMENT
		Apple, Inc
500,000		3.000%, 06/20/27	542,495	1.1
			542,495	1.1
UTILITIES
		AES Corp
350,000	g	2.450%, 01/15/31	334,629	0.7
		Avangrid, Inc
600,000		3.200%, 04/15/25	642,389	1.3
		Azure Power Energy Ltd
500,000	g	5.500%, 11/03/22	510,002	1.0
		Clearway Energy Operating LLC
300,000	g	4.750%, 03/15/28	312,117	0.6
		Duke Energy Florida LLC
500,000		2.500%, 12/01/29	509,892	1.0
		Georgia Power Co
500,000		3.250%, 04/01/26	540,402	1.1
		MidAmerican Energy Co
600,000		3.650%, 08/01/48	634,494	1.2
		Niagara Mohawk Power Corp
550,000	g	1.960%, 06/27/30	525,653	1.0
		Public Service Co of Colorado
529,000		3.700%, 06/15/28	585,148	1.2
		Southwestern Public Service Co
500,000		3.150%, 05/01/50	486,792	1.0
		Topaz Solar Farms LLC
357,710	g	4.875%, 09/30/39	388,706	0.8
		Westar Energy, Inc
750,000		2.550%, 07/01/26	785,843	1.5
		Other	4,323,750	8.4
			10,579,817	20.8
	TOTAL CORPORATE BONDS (Cost $22,371,567)		22,767,134	44.9

GOVERNMENT BONDS
AGENCY SECURITIES
		United States International Development Finance Corp
500,000		1.610%, 07/15/38	482,535	0.9
		Other	1,013,110	2.0
			1,495,645	2.9
FOREIGN GOVERNMENT BONDS
		African Development Bank
625,000		3.000%, 12/06/21	636,941	1.3

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	47

Summary portfolio of investments	continued

Green Bond Fund  ■  March 31, 2021

Principal		Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS—continued
		Asian Development Bank
$500,000		1.875%, 08/10/22	$511,353	1.0%
579,000		1.750%, 08/14/26	598,871	1.2
750,000		3.125%, 09/26/28	831,078	1.6
		European Investment Bank
1,500,000		0.750%, 09/23/30	1,361,676	2.7
		International Bank for Reconstruction & Development
500,000		2.125%, 03/03/25	527,541	1.0
500,000		3.125%, 11/20/25	549,475	1.1
		Perusahaan Penerbit SBSN Indonesia III
300,000	g	3.750%, 03/01/23	315,924	0.6
		Other	1,967,887	3.9
			7,300,746	14.4
MUNICIPAL BONDS
		Grant County Public Utility District No 2
600,000		1.544%, 01/01/23	613,172	1.2
		Metropolitan Transportation Authority
500,000		5.175%, 11/15/49	619,346	1.2
		Mount Shasta Public Financing Authority
875,000		2.625%–3.000%, 08/01/35–08/01/39	919,485	1.8
		Ohio Air Quality Development Authority
500,000	g	4.500%, 01/15/48	555,058	1.1
		State of California
500,000	i	0.899%, 04/01/47, LIBOR 1 M + 0.780%	500,451	1.0
		Warm Springs Reservation Confederated Tribe
500,000	g	2.800%, 11/01/22	508,417	1.0
		Other	1,661,073	3.3
			5,377,002	10.6
	TOTAL GOVERNMENT BONDS (Cost $13,896,045)		14,173,393	27.9

STRUCTURED ASSETS

ASSET BACKED
		HERO Funding Trust
		Series - 2016 3A (Class A2)
314,428	g	3.910%, 09/20/42	324,598	0.6
		Series - 2017 3A (Class A2)
391,291	g	3.950%, 09/20/48	415,054	0.8
869,471	g	2.720%–4.460%, 09/20/41–09/20/57	901,858	1.8
		Mosaic Solar Loan Trust
688,568	g	1.440%–2.100%, 04/20/46–12/20/46	680,897	1.3
		Sunrun Atlas Issuer LLC
		Series - 2019 2 (Class A)
484,198	g	3.610%, 02/01/55	511,051	1.0
		Sunrun Callisto Issuer LLC
		Series - 2019 1A (Class A)
429,082	g	3.980%, 06/30/54	457,680	0.9
		Tesla Auto Lease Trust
1,291,071	g	0.560%–3.710%, 08/20/21–03/20/25	1,304,115	2.6
		Vivint Colar Financing V LLC
		Series - 2018 1A (Class B)
585,240	g	7.370%, 04/30/48	623,071	1.2
		Other	1,565,285	3.1
			6,783,609	13.3
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED
		COMM Mortgage Trust
		Series - 2015 3BP (Class A)
$500,000	g	3.178%, 02/10/35	$530,755	1.0%
		CPT Mortgage Trust
		Series - 2019 CPT (Class A)
500,000	g	2.865%, 11/13/39	517,656	1.0
		Manhattan West
		Series - 2020 1MW (Class B)
500,000	g,i	2.335%, 09/10/39	501,208	1.0
		Natixis Commercial Mortgage Securities Trust
		Series - 2019 MILE (Class D)
500,000	g,i	2.856%, 07/15/36, LIBOR 1 M + 2.750%	499,999	1.0
		One Bryant Park Trust
		Series - 2019 OBP (Class A)
500,000	g	2.516%, 09/15/54	504,698	1.0
		Other	1,258,132	2.5
			3,812,448	7.5
	TOTAL STRUCTURED ASSETS (Cost $10,386,374)		10,596,057	20.8

	TOTAL BONDS (Cost $46,653,986)		47,536,584	93.6

Shares		Company
PREFERRED STOCKS
REAL ESTATE			505,400	1.0
UTILITIES
20,000		Brookfield Infrastructure Partners LP	511,600	1.0
16,000		Brookfield Renewable Partners LP	417,120	0.8
			928,720	1.8
	TOTAL PREFERRED STOCKS (Cost $1,400,000)		1,434,120	2.8

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Agricultural Mortgage Corp (FAMC)
$1,312,000		0.010%, 04/01/21	1,312,000	2.6
			1,312,000	2.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,312,000)		1,312,000	2.6
	TOTAL PORTFOLIO (Cost $49,862,324)		50,781,664	100.0
	OTHER ASSETS & LIABILITIES, NET		20,691	0.0
	NET ASSETS		$50,802,355	100.0%

48	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Green Bond Fund ■ March 31, 2021

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the aggregate value of these securities, including those in “Other,” is $22,578,224 or 44.4% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	49

Summary portfolio of investments

High-Yield Fund  ■  March 31, 2021

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS			$9,702,479	0.3%
CAPITAL GOODS			34,104,793	0.9
COMMERCIAL & PROFESSIONAL SERVICES
		West Corp
$15,953,409	i	5.000%, 10/10/24, LIBOR 3 M + 4.000%	15,425,989	0.4
		Other	28,689,325	0.8
			44,115,314	1.2
CONSUMER SERVICES			12,134,181	0.3
ENERGY			4,260,145	0.1
FOOD, BEVERAGE & TOBACCO			14,732,818	0.4
HEALTH CARE EQUIPMENT & SERVICES
		RegionalCare Hospital Partners Holdings, Inc
16,138,407	i	3.850%, 11/16/25, LIBOR 1 M + 3.750%	16,092,251	0.4
		Surgery Center Holdings, Inc
19,773,001	i	4.250%, 09/03/24, LIBOR 1 M + 3.250%	19,559,848	0.5
		Other	32,129,504	0.9
			67,781,603	1.8
HOUSEHOLD & PERSONAL PRODUCTS			10,323,747	0.3
INSURANCE			24,466,978	0.6
MEDIA & ENTERTAINMENT			42,713,782	1.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			23,926,938	0.6
REAL ESTATE			4,303,390	0.1
RETAILING			9,451,580	0.3
SOFTWARE & SERVICES			50,355,483	1.3
TELECOMMUNICATION SERVICES			24,643,382	0.7
	TOTAL BANK LOAN OBLIGATIONS (Cost $375,222,750)		377,016,613	10.0

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS
		Adient Global Holdings Ltd
14,950,000	g	4.875%, 08/15/26	15,452,021	0.4
		Gates Global LLC
22,075,000	g	6.250%, 01/15/26	23,123,563	0.6
		Goodyear Tire & Rubber Co
15,000,000		9.500%, 05/31/25	16,827,000	0.4
		IHO Verwaltungs GmbH
19,800,000	g,o	6.375%, 05/15/29	21,631,500	0.6
		Other	94,570,492	2.5
			171,604,576	4.5
CAPITAL GOODS
		H&E Equipment Services, Inc
18,519,000	g	3.875%, 12/15/28	18,009,727	0.5
		Other	87,770,141	2.3
			105,779,868	2.8
				% of net
Principal		Issuer	Value	assets
COMMERCIAL & PROFESSIONAL SERVICES
		Prime Security Services Borrower LLC
$25,075,000	g	5.750%, 04/15/26	$27,132,404	0.7%
18,100,000	g	6.250%, 01/15/28	18,841,919	0.5
		Other	126,758,504	3.3
			172,732,827	4.5
CONSUMER DURABLES & APPAREL			52,877,182	1.4
CONSUMER SERVICES
		Carnival Corp
23,825,000	g	5.750%, 03/01/27	24,450,406	0.6
		Life Time, Inc
16,300,000	g	5.750%, 01/15/26	16,769,440	0.4
		Live Nation Entertainment, Inc
16,425,000	g	6.500%, 05/15/27	18,231,750	0.5
		Other	141,925,101	3.8
			201,376,697	5.3
DIVERSIFIED FINANCIALS
		Ford Motor Credit Co LLC
25,400,000		4.063%, 11/01/24	26,645,870	0.7
		Icahn Enterprises LP
15,375,000	g	4.375%, 02/01/29	15,024,604	0.4
		Quicken Loans, Inc
14,350,000	g	5.250%, 01/15/28	15,067,500	0.4
		Other	140,576,790	3.7
			197,314,764	5.2
ENERGY
		Ferrellgas Escrow LLC
20,285,000	g	5.375%, 04/01/26	20,149,091	0.5
22,178,000	g	5.875%, 04/01/29	21,878,597	0.6
		Occidental Petroleum Corp
17,875,000		6.375%, 09/01/28	19,619,689	0.5
75,702,000		2.700%–8.875%, 08/15/22–09/15/36	84,648,361	2.1
		Range Resources Corp
15,000,000		9.250%, 02/01/26	16,297,800	0.4
		Southwestern Energy Co
14,250,000	e	7.500%, 04/01/26	15,076,785	0.4
		USA Compression Partners LP
18,000,000		6.875%, 04/01/26	18,461,250	0.5
		Other	441,368,530	11.7
			637,500,103	16.7
FOOD & STAPLES RETAILING			24,077,768	0.6
FOOD, BEVERAGE & TOBACCO			44,110,272	1.2
HEALTH CARE EQUIPMENT & SERVICES
		DaVita, Inc
17,815,000	g	4.625%, 06/01/30	18,150,991	0.5
		Global Medical Response, Inc
15,000,000	g	6.500%, 10/01/25	15,525,000	0.4
		HCA, Inc
21,350,000		5.375%, 02/01/25	23,816,245	0.6
		MPH Acquisition Holdings LLC
22,250,000	e,g	5.750%, 11/01/28	21,693,750	0.6

50	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

High-Yield Fund  ■  March 31, 2021

				% of net
Principal		Issuer	Value	assets
HEALTH CARE EQUIPMENT & SERVICES—continued
		Tenet Healthcare Corp
$23,125,000		4.625%, 07/15/24	$23,603,456	0.6%
27,050,000	g	6.125%, 10/01/28	28,233,438	0.8
		Other	131,778,685	3.5
			262,801,565	7.0
INSURANCE
		Acrisure LLC
18,513,000	g	4.250%, 02/15/29	18,206,610	0.5
		Other	11,739,656	0.3
			29,946,266	0.8
MATERIALS
		Freeport-McMoRan, Inc
14,250,000		5.450%, 03/15/43	17,142,750	0.5
		Nova Chemicals Corp
30,000,000	g	4.875%, 06/01/24	31,350,000	0.8
		Other	229,283,246	6.0
			277,775,996	7.3
MEDIA & ENTERTAINMENT
		CCO Holdings LLC
19,025,000	g	4.250%, 02/01/31	19,067,235	0.5
20,800,000	g	4.500%, 05/01/32	21,060,000	0.6
		CSC Holdings LLC
14,250,000	g	7.500%, 04/01/28	15,714,900	0.4
17,600,000	g	4.625%, 12/01/30	17,311,624	0.5
		DISH DBS Corp
17,400,000		7.375%, 07/01/28	18,253,470	0.5
		Other	243,683,751	6.4
			335,090,980	8.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Horizon Pharma USA, Inc
14,600,000	g	5.500%, 08/01/27	15,585,500	0.4
		VRX Escrow Corp
15,100,000	g	6.125%, 04/15/25	15,480,520	0.4
		Other	51,480,766	1.4
			82,546,786	2.2
REAL ESTATE			99,552,229	2.6
RETAILING
		Staples, Inc
15,000,000	g	7.500%, 04/15/26	15,821,250	0.4
31,700,000	g	10.750%, 04/15/27	31,303,750	0.8
		Other	55,826,963	1.6
			102,951,963	2.8
SOFTWARE & SERVICES			60,535,569	1.6
TECHNOLOGY HARDWARE & EQUIPMENT
		CommScope Technologies LLC
16,206,000	g	6.000%, 06/15/25	16,530,930	0.4
		Other	63,790,309	1.8
			80,321,239	2.2
				% of net
Principal		Issuer	Value	assets
TELECOMMUNICATION SERVICES
		Altice France S.A.
$19,150,000	g	7.375%, 05/01/26	$19,917,915	0.5%
		Avaya, Inc
20,775,000	g	6.125%, 09/15/28	22,054,013	0.6
		CenturyLink, Inc
16,400,000		7.500%, 04/01/24	18,381,938	0.5
		Zayo Group Holdings, Inc
16,600,000	g	4.000%, 03/01/27	16,309,500	0.4
		Other	76,932,731	2.0
			153,596,097	4.0
TRANSPORTATION
		Delta Air Lines, Inc
14,206,000	g	7.000%, 05/01/25	16,364,708	0.4
		Other	43,680,899	1.2
			60,045,607	1.6
UTILITIES			58,900,813	1.6
	TOTAL CORPORATE BONDS (Cost $3,078,939,073)		3,211,439,167	84.8
	TOTAL BONDS (Cost $3,078,939,073)		3,211,439,167	84.8

Shares		Company

COMMON STOCKS

ENERGY			80	0.0
	TOTAL COMMON STOCKS (Cost $0)		80	0.0

RIGHTS / WARRANTS

ENERGY			12,643	0.0
	TOTAL RIGHTS / WARRANTS (Cost $13,190,416)		12,643	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$18,856,000		0.025%, 05/07/21	18,855,812	0.5
49,829,000		0.010%–0.085%, 04/08/21–06/23/21	49,828,375	1.3
		Other	11,353,000	0.3
			80,037,187	2.1
TREASURY DEBT
		United States Treasury Bill
30,000,000		0.020%, 04/13/21	29,999,950	0.8
		Other	28,323,541	0.7
			58,323,491	1.5

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	51

Summary portfolio of investments	concluded

High-Yield Fund  ■  March 31, 2021

				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
40,248,079	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.030%	$40,248,079	1.1%
			40,248,079	1.1

	TOTAL SHORT-TERM INVESTMENTS (Cost $178,607,317)		178,608,757	4.7

	TOTAL PORTFOLIO (Cost $3,645,959,556)		3,767,077,260	99.5
	OTHER ASSETS & LIABILITIES, NET		17,320,319	0.5

	NET ASSETS		$3,784,397,579	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $38,661,785. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the aggregate value of these securities, including those in “Other,” is $2,146,635,558 or 56.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

52	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments

Inflation-Linked Bond Fund  ■  March 31, 2021

				% of net
Principal		Issuer	Value	assets
BONDS

GOVERNMENT BONDS

AGENCY SECURITIES
		HNA LLC
$1,752,863		2.369%, 09/18/27	$1,841,350	0.0%
		Montefiore Medical Center
8,925,000		2.895%, 04/20/32	9,676,472	0.3
		Private Export Funding Corp (PEFCO)
3,000,000		3.250%, 06/15/25	3,264,884	0.1
		Reliance Industries Ltd
3,289,474		2.444%, 01/15/26	3,438,081	0.1
			18,220,787	0.5

MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
10,654,323		3.600%, 09/15/31	11,343,773	0.3
5,376,159		3.700%, 10/15/33	5,782,112	0.2
1,558,432		3.380%, 07/15/35	1,655,503	0.1
1,472,592		3.870%, 10/15/36	1,595,132	0.0
5,340,691		3.940%, 03/15/37	5,776,167	0.2
19,784,864		1.730%, 07/15/37	19,478,463	0.6
22,349,586		4.250%, 09/15/38	24,334,507	0.7
13,868,487		1.650%, 07/15/42	13,335,887	0.4
13,551,397		2.750%, 01/15/45	14,207,591	0.4
			97,509,135	2.9

U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
116,983,162	k	0.125%, 04/15/22	120,305,301	3.5
131,521,998	k	0.125%, 07/15/22	136,740,064	4.0
132,590,867	k	0.125%, 01/15/23	139,054,671	4.1
118,984,480	k	0.625%, 04/15/23	126,588,332	3.7
125,312,620	k	0.375%, 07/15/23	134,155,482	3.9
134,534,019	k	0.625%, 01/15/24	145,855,547	4.3
106,704,173	k	0.500%, 04/15/24	115,660,098	3.4
132,984,095	k	0.125%, 07/15/24	143,869,571	4.2
84,101,325	k	0.125%, 10/15/24	90,967,409	2.7
135,618,464	k	0.250%, 01/15/25	147,303,195	4.3
105,944,229	k	2.375%, 01/15/25	124,101,663	3.6
25,315,400	k	0.125%, 04/15/25	27,403,921	0.8
120,409,108	k	0.375%, 07/15/25	132,644,428	3.9
123,480,000	k	0.125%, 10/15/25	134,512,810	3.9
119,742,913	k	0.625%, 01/15/26	133,145,388	3.9
64,690,156	k	2.000%, 01/15/26	76,437,989	2.2
96,161,287	k	0.125%, 07/15/26	105,087,508	3.1
111,792,905	k	0.375%, 01/15/27	123,302,625	3.6
45,727,511	k	2.375%, 01/15/27	55,984,048	1.6
87,749,244	k	0.375%, 07/15/27	97,314,255	2.9
128,405,963	k	0.500%, 01/15/28	143,000,437	4.2
68,690,967	k	1.750%, 01/15/28	82,606,254	2.4
53,103,290	k	3.625%, 04/15/28	71,492,379	2.1
				% of net
Principal		Issuer	Value	assets
U.S. TREASURY SECURITIES—continued
$68,633,247	k	0.750%, 07/15/28	$78,258,881	2.3%
84,315,748	k	0.875%, 01/15/29	96,679,862	2.8
41,765,987	k	2.500%, 01/15/29	53,434,360	1.6
70,898,842	k	3.875%, 04/15/29	99,503,478	2.9
47,034,540	k	0.250%, 07/15/29	51,751,468	1.5
55,911,350	k	0.125%, 01/15/30	60,494,188	1.8
98,440,615	k	0.125%, 07/15/30	106,840,112	3.1
35,165,550	k	0.125%, 01/15/31	37,851,960	1.1
53,047,000	k	3.375%, 04/15/32	77,255,910	2.3
10,045,900	k	0.125%, 02/15/51	10,113,788	0.3
			3,279,717,382	96.0
	TOTAL GOVERNMENT BONDS (Cost $3,132,389,144)		3,395,447,304	99.4
	TOTAL BONDS (Cost $3,132,389,144)		3,395,447,304	99.4

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
9,860,000		0.005%, 04/13/21	9,860,000	0.3
6,047,000		0.010%, 04/16/21	6,047,000	0.1
7,495,000		0.010%, 05/12/21	7,494,915	0.2
			23,401,915	0.6

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
713	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.030%	713	0.0
			713	0.0

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,402,591)		23,402,628	0.6
	TOTAL PORTFOLIO (Cost $3,155,791,735)		3,418,849,932	100.0
	OTHER ASSETS & LIABILITIES, NET		(1,375,162)	(0.0)

	NET ASSETS		$3,417,474,770	100.0%

c	Investments made with cash collateral received from securities on loan.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of March 31, 2021 were as follows:

	Number of					Unrealized
	long (short	)				appreciation
Description	contracts		Expiration date	Notional amount	Value	(depreciation	)
US Ultra Bond (CBT)	(50)		06/21/21	$(9,412,010)	$(9,060,938)	$351,072

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	53

Summary portfolio of investments

Short Duration Impact Bond Fund  ■  March 31, 2021

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS

UTILITIES
		Exgen Renewables IV LLC
$498,750	i	3.750%, 12/15/27, LIBOR 3 M + 2.750%	$498,960	1.5%
			498,960	1.5
	TOTAL BANK LOAN OBLIGATIONS (Cost $496,338)		498,960	1.5

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS
		Hyundai Capital Services, Inc
350,000	g	1.250%, 02/08/26	341,329	1.0
			341,329	1.0
BANKS
		Citigroup, Inc
250,000		1.678%, 05/15/24	255,093	0.8
500,000	i	1.452%, 07/01/26, LIBOR 3 M + 1.250%	511,940	1.5
		HSBC Holdings plc
500,000		3.033%, 11/22/23	520,033	1.6
		Lloyds Banking Group plc
250,000		4.500%, 11/04/24	277,888	0.8
		Royal Bank of Scotland Group plc
250,000		2.359%, 05/22/24	257,932	0.8
		USAA Capital Corp
400,000	g	1.500%, 05/01/23	408,637	1.2
		Other	975,244	3.0
			3,206,767	9.7
CAPITAL GOODS
		CNH Industrial Capital LLC
500,000		1.950%, 07/02/23	513,438	1.5
		Other	500,747	1.6
			1,014,185	3.1
CONSUMER SERVICES
		Nature Conservancy
550,000		0.467%, 07/01/23	549,502	1.6
260,000	i	1.285%, 02/01/24, LIBOR 3 M + 1.080%	260,801	0.8
			810,303	2.4
DIVERSIFIED FINANCIALS
		NongHyup Bank
260,000	g	1.250%, 07/20/25	258,321	0.8
		Reinvestment Fund, Inc
250,000		3.477%, 02/15/23	254,248	0.8
		WLB Asset II Pte Ltd
250,000	g	4.000%, 01/14/24	256,324	0.8
		Other	1,120,693	3.4
			1,889,586	5.8
ENERGY
		Aker BP ASA
250,000	g	2.875%, 01/15/26	258,183	0.8
		Other	423,479	1.3
			681,662	2.1
				% of net
Principal		Issuer	Value	assets
MATERIALS			$250,087	0.8%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		AbbVie, Inc
$500,000	i	0.832%, 11/21/22, LIBOR 3 M + 0.650%	503,071	1.5
		Roche Holdings, Inc
1,075,000	g,i	0.251%, 03/05/24, SOFR + 0.240%	1,075,745	3.3
			1,578,816	4.8
REAL ESTATE
		Federal Realty Investment Trust
300,000		1.250%, 02/15/26	296,226	0.9
		Other	103,250	0.3
			399,476	1.2
TELECOMMUNICATION SERVICES			251,446	0.8
TRANSPORTATION
		Delta Air Lines, Inc
286,446		2.500%, 06/10/28	290,246	0.9
		Other	242,888	0.7
			533,134	1.6
UTILITIES
		AES Corp
300,000	g	1.375%, 01/15/26	292,393	0.9
		Avangrid, Inc
300,000		3.200%, 04/15/25	321,195	1.0
		Azure Power Energy Ltd
250,000	g	5.500%, 11/03/22	255,001	0.7
		CenterPoint Energy Resources Corp
600,000	i	0.684%, 03/02/23, LIBOR 3 M + 0.500%	600,170	1.8
		Hanwha Energy USA Holdings Corp
250,000	g	2.375%, 07/30/22	255,791	0.8
		Korea Hydro & Nuclear Power Co Ltd
300,000	g	3.750%, 07/25/23	321,533	1.0
		National Fuel Gas Co
300,000		5.500%, 01/15/26	342,853	1.0
		Other	500,652	1.5
			2,889,588	8.7
	TOTAL CORPORATE BONDS (Cost $13,655,390)		13,846,379	42.0

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
250,000		1.500%, 02/12/25	258,439	0.8
		Federal National Mortgage Association (FNMA)
500,000		0.250%, 07/10/23	500,382	1.5
		Overseas Private Investment Corp (OPIC)
245,058		1.790%, 10/15/29	257,745	0.8
		US Department of Housing and Urban Development (HUD)
250,000		2.618%, 08/01/23	263,183	0.8
		Other	949,699	2.8
			2,229,448	6.7

54	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Short Duration Impact Bond Fund  ■  March 31, 2021

				% of net
Principal		Issuer	Value	assets
FOREIGN GOVERNMENT BONDS
		European Stability Mechanism
$500,000	g	1.375%, 09/11/24	$513,469	1.6%
		International Development Association
500,000	g	2.750%, 04/24/23	525,400	1.6
		Nederlandse Waterschapsbank NV
250,000	g	1.750%, 01/15/25	259,754	0.8
		Perusahaan Penerbit SBSN Indonesia III
500,000	g	3.750%, 03/01/23	526,540	1.6
		Other	735,410	2.2
			2,560,573	7.8
MORTGAGE BACKED			160,653	0.5
MUNICIPAL BONDS
		City of Detroit MI
400,000		1.817%, 04/01/22	399,910	1.2
		New York State Energy Research & Development Authority
330,000		1.624%, 10/01/22	331,182	1.0
		Sustainable Energy Utility, Inc
425,000		1.550%, 09/15/21	425,692	1.3
		Other	1,517,745	4.6
			2,674,529	8.1
U.S. TREASURY SECURITIES
		United States Treasury Note
285,000		1.625%, 12/31/21	288,318	0.9
860,000		0.125%, 06/30/22	860,202	2.6
835,000		0.125%, 10/31/22	834,902	2.5
1,500,000		2.625%, 12/31/23	1,595,566	4.8
495,000		0.250%, 03/15/24	493,685	1.5
		Other	251,426	0.8
			4,324,099	13.1
	TOTAL GOVERNMENT BONDS (Cost $11,710,816)		11,949,302	36.2

STRUCTURED ASSETS
ASSET BACKED
		HERO Funding Trust
		Series - 2016 3A (Class A2)
314,428	g	3.910%, 09/20/42	324,598	1.0
413,173	g	2.720%–4.050%, 09/20/41–09/20/57	424,959	1.3
		Mosaic Solar Loan Trust
		Series - 2020 2A (Class A)
462,271	g	1.440%, 08/20/46	450,313	1.4
		Sunrun Atlas Issuer LLC
		Series - 2019 2 (Class A)
484,198	g	3.610%, 02/01/55	511,051	1.5
		Sunrun Callisto Issuer LLC
		Series - 2019 1A (Class A)
429,082	g	3.980%, 06/30/54	457,680	1.4
		Tesla Auto Lease Trust
		Series-2019 A (Class A4)
250,000	g	2.200%, 11/21/22	255,984	0.8
421,463	g	0.560%–3.710%, 08/20/21–03/20/25	422,227	1.3
				% of net
Principal		Issuer	Value	assets
ASSET BACKED—continued
		Vivint Colar Financing V LLC
		Series - 2018 1A (Class B)
$585,240	g	7.370%, 04/30/48	$623,071	1.9%
		Other	484,448	1.4
			3,954,331	12.0
OTHER MORTGAGE BACKED
		Natixis Commercial Mortgage Securities Trust
500,000	g,i	1.606%–4.356%, 07/15/36–07/15/36, LIBOR 1 M + 1.500%–LIBOR 1 M + 4.250%	496,817	1.5
		Other	803,664	2.4
			1,300,481	3.9

	TOTAL STRUCTURED ASSETS (Cost $5,175,934)		5,254,812	15.9
	TOTAL BONDS (Cost $30,542,140)		31,050,493	94.1

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Farm Credit Bank (FFCB)
462,000		0.010%, 04/01/21	462,000	1.4
		Tennessee Valley Authority (TVA)
879,000		0.010%, 04/07/21	879,000	2.7
			1,341,000	4.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,340,998)		1,341,000	4.1
	TOTAL PORTFOLIO (Cost $32,379,476)		32,890,453	99.7
	OTHER ASSETS & LIABILITIES, NET		106,038	0.3

	NET ASSETS		$32,996,491	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the aggregate value of these securities, including those in “Other,” is $11,985,202 or 36.3% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	55

Summary portfolio of investments

Short-Term Bond Fund  ■  March 31, 2021

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

CAPITAL GOODS			$2,019,429	0.1%
COMMERCIAL & PROFESSIONAL SERVICES			322,305	0.0
CONSUMER SERVICES			6,132,360	0.3
DIVERSIFIED FINANCIALS			724,319	0.0
HEALTH CARE EQUIPMENT & SERVICES			1,574,552	0.1
HOUSEHOLD & PERSONAL PRODUCTS			994,580	0.0
MATERIALS			483,540	0.0
MEDIA & ENTERTAINMENT			8,318,374	0.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,650,488	0.3
SOFTWARE & SERVICES			3,832,741	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			3,274,593	0.2
TRANSPORTATION			1,775,190	0.1
UTILITIES			561,093	0.0

	TOTAL BANK LOAN OBLIGATIONS (Cost $35,830,164)		35,663,564	1.7
BONDS

CORPORATE BONDS

BANKS
		Bank of America Corp
$10,000,000		3.550%, 03/05/24	10,550,742	0.5
10,000,000		1.486%, 05/19/24	10,165,088	0.5
		Citigroup, Inc
9,000,000		2.876%, 07/24/23	9,270,504	0.4
15,000,000		1.678%, 05/15/24	15,305,550	0.7
		Dexia Credit Local S.A.
10,000,000	g	2.875%, 01/29/22	10,213,138	0.5
		JPMorgan Chase & Co
10,000,000		2.776%, 04/25/23	10,240,558	0.5
12,000,000		1.514%, 06/01/24	12,249,030	0.6
		Other	152,181,971	7.0
			230,176,581	10.7
CAPITAL GOODS			28,877,621	1.3
COMMERCIAL & PROFESSIONAL SERVICES			5,292,330	0.2
CONSUMER DURABLES & APPAREL			1,589,340	0.1
CONSUMER SERVICES			2,138,780	0.1
DIVERSIFIED FINANCIALS
		Federation des Caisses Desjardins du Quebec
16,800,000	g	1.950%, 09/26/22	17,199,645	0.8
		Other	109,902,590	5.0
			127,102,235	5.8
ENERGY			58,203,395	2.7
FOOD & STAPLES RETAILING			5,174,211	0.2
FOOD, BEVERAGE & TOBACCO			19,509,820	0.8
Principal		Issuer	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
		SBA Tower Trust
$13,365,000	g	1.884%, 01/15/26	$13,525,921	0.6%
		Other	7,592,953	0.4
			21,118,874	1.0
INSURANCE			7,985,317	0.4
MATERIALS			37,477,404	1.8
MEDIA & ENTERTAINMENT			13,706,797	0.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		AbbVie, Inc
18,000,000		2.300%, 11/21/22	18,521,932	0.9
		Other	28,451,043	1.3
			46,972,975	2.2
REAL ESTATE			30,514,338	1.4
RETAILING			1,681,149	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,542,688	0.2
SOFTWARE & SERVICES			17,541,897	0.8
TECHNOLOGY HARDWARE & EQUIPMENT			1,889,816	0.1
TELECOMMUNICATION SERVICES			24,011,658	1.1
TRANSPORTATION			3,338,246	0.2
UTILITIES
		Xcel Energy, Inc
13,950,000		0.500%, 10/15/23	13,936,575	0.7
		Other	41,635,153	1.8
			55,571,728	2.5
	TOTAL CORPORATE BONDS (Cost $733,072,009)		743,417,200	34.3

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
16,250,000		0.250%, 09/08/23	16,246,862	0.8
		Federal National Mortgage Association (FNMA)
15,000,000		0.250%, 07/10/23	15,011,453	0.7
10,500,000		0.250%, 11/27/23	10,488,122	0.5
10,000,000		0.500%, 06/17/25	9,904,200	0.5
		Other	44,452,064	2.0
			96,102,701	4.5
FOREIGN GOVERNMENT BONDS
		CDP Financial, Inc
10,000,000	g	0.875%, 06/10/25	10,009,032	0.5
		International Development Association
8,900,000	g	2.750%, 04/24/23	9,352,120	0.4
		Kommunalbanken AS.
10,000,000	g	0.375%, 09/11/25	9,747,700	0.4
		Landwirtschaftliche Rentenbank
16,000,000		0.875%, 09/03/30	14,694,470	0.7
		Mexico Government International Bond
10,000,000		2.659%, 05/24/31	9,430,800	0.4

56	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Short-Term Bond Fund  ■  March 31, 2021

Principal		Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS—continued
		Ontario Teachers’ Finance Trust
$15,000,000	g	1.625%, 09/12/24	$15,485,188	0.7%
		Province of British Columbia Canada
10,400,000		1.300%, 01/29/31	9,783,917	0.5
		Other	161,240,999	7.5
			239,744,226	11.1
MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
19,784,864		1.730%, 07/15/37	19,478,463	0.9
22,349,586		4.250%, 09/15/38	24,334,506	1.1
		Other	1,792	0.0
			43,814,761	2.0
MUNICIPAL BONDS
		City of New York NY
19,755,000		2.280%, 08/01/25	20,805,172	1.0
		Massachusetts Water Resources Authority
10,000,000		2.083%, 08/01/25	10,531,065	0.5
		Other	11,509,735	0.5
			42,845,972	2.0
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
11,331,100	k	0.125%, 01/15/23	11,883,491	0.5
11,209,300	k	0.625%, 01/15/24	12,152,603	0.6
		United States Treasury Note
59,505,000		1.500%, 09/30/21	59,937,341	2.8
27,750,000		1.625%, 12/31/21	28,073,027	1.3
21,290,000		0.125%, 06/30/22	21,294,990	1.0
27,700,000		0.125%, 10/31/22	27,696,754	1.3
185,299,000		0.250%, 03/15/24	184,806,800	8.6
		Other	799,625	0.0
			346,644,631	16.1

	TOTAL GOVERNMENT BONDS (Cost $763,277,209)		769,152,291	35.7

STRUCTURED ASSETS

ASSET BACKED
		CF Hippolyta LLC
		Series - 2020 1 (Class A1)
10,164,135	g	1.690%, 07/15/60	10,240,121	0.5
		Domino’s Pizza Master Issuer LLC
		Series - 2017 1A (Class A2II)
14,550,000	g	3.082%, 07/25/47	14,573,134	0.7
		TES LLC
		Series - 2017 1A (Class A)
8,964,201	g	4.330%, 10/20/47	9,317,756	0.4
		Verizon Owner Trust
		Series - 2018 A (Class B)
10,905,000		3.380%, 04/20/23	11,154,987	0.5
		Series - 2019 A (Class B)
9,000,000		3.020%, 09/20/23	9,304,678	0.4
Principal		Issuer	Value	% of net assets
ASSET BACKED—continued
		Series - 2020 B (Class B)
$17,500,000		0.680%, 02/20/25	$17,489,902	0.8%
		Other	178,289,039	8.3
			250,369,617	11.6
OTHER MORTGAGE BACKED
		Connecticut Avenue Securities
		Series - 2017 C02 (Class 2ED3)
10,010,797	i	1.459%, 09/25/29, LIBOR 1 M + 1.350%	10,025,779	0.5
		Series - 2017 C05 (Class 1M2)
11,560,020	i	2.309%, 01/25/30, LIBOR 1 M + 2.200%	11,672,209	0.5
		GS Mortgage Securities Trust
		Series - 2019 GC40 (Class DBB)
9,000,000	g,i	3.501%, 07/10/52	9,421,447	0.4
		Structured Agency Credit Risk Debt Note (STACR)
		Series - 2020 DNA4 (Class M2AR)
18,500,000	g,i	1.609%, 08/25/50, LIBOR 1 M + 1.500%	18,526,068	0.9
21,258,950	g,i	1.209%–3.359%, 07/25/29–07/27/50,
		LIBOR 1 M + 1.100%–LIBOR 1 M + 3.250%	21,481,799	1.1
		Other	174,328,313	8.0
			245,455,615	11.4
	TOTAL STRUCTURED ASSETS (Cost $495,336,995)		495,825,232	23.0

	TOTAL BONDS (Cost $1,991,686,213)		2,008,394,723	93.0

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
20,533,000		0.035%, 04/09/21	20,533,000	0.9
10,000,000		0.010%, 04/14/21	10,000,000	0.5
10,000,000		0.004%, 04/21/21	10,000,000	0.5
10,000,000		0.010%, 04/23/21	10,000,000	0.5
15,000,000		0.010%, 05/03/21	14,999,867	0.7
14,148,000		0.005%, 05/05/21	14,147,866	0.6
16,748,000		0.035%, 05/28/21	16,747,735	0.8
		Other	8,935,000	0.4
			105,363,468	4.9
TREASURY DEBT			2,483,937	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,300,874	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.030%	1,300,874	0.0
			1,300,874	0.0

	TOTAL SHORT-TERM INVESTMENTS (Cost $109,147,356)		109,148,279	5.0

	TOTAL PORTFOLIO (Cost $2,136,663,733)		2,153,206,566	99.7
	OTHER ASSETS & LIABILITIES, NET		6,279,541	0.3

	NET ASSETS		$2,159,486,107	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	57

Summary portfolio of investments	concluded

Short-Term Bond Fund  ■  March 31, 2021

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the aggregate value of these securities, including those in “Other,” is $688,453,335 or 31.9% of net assets.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

At 3/31/21, the aggregate value of securities on loan is $1,271,445. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of March 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Long Bond (CBT)	(40)	06/21/21	$(6,399,587)	$(6,183,750)	$215,837
US 10 Year Note (CBT)	(476)	06/21/21	(63,916,923)	(62,326,250)	1,590,673
Total	(516)		$(70,316,510)	$(68,510,000)	$1,806,510

58	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Short-Term Bond Index Fund  ■  March 31, 2021

Principal	Issuer	Value	% of net assets
BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS		$972,818	0.1%
BANKS		71,332,026	6.7
CAPITAL GOODS		15,997,146	1.5
COMMERCIAL & PROFESSIONAL SERVICES		1,091,780	0.1
CONSUMER DURABLES & APPAREL		1,189,666	0.1
CONSUMER SERVICES		1,918,115	0.2
DIVERSIFIED FINANCIALS		43,861,326	4.0
ENERGY		18,837,269	1.8
FOOD & STAPLES RETAILING		1,512,164	0.1
FOOD, BEVERAGE & TOBACCO		9,651,801	0.9
HEALTH CARE EQUIPMENT & SERVICES		8,089,618	0.7
HOUSEHOLD & PERSONAL PRODUCTS		977,328	0.1
INSURANCE		3,035,578	0.3
MATERIALS		3,102,135	0.2
MEDIA & ENTERTAINMENT		4,354,359	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		13,038,103	1.2
REAL ESTATE		3,715,092	0.4
RETAILING		3,956,556	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,570,585	0.2
SOFTWARE & SERVICES		10,224,651	1.0
TECHNOLOGY HARDWARE & EQUIPMENT		5,378,520	0.6
TELECOMMUNICATION SERVICES		5,788,380	0.5
TRANSPORTATION		3,700,861	0.4
UTILITIES		17,834,770	1.6

	TOTAL CORPORATE BONDS (Cost $248,579,329)	251,130,647	23.5

GOVERNMENT BONDS
	AGENCY SECURITIES
	Federal Farm Credit Banks Funding Corp
$4,000,000	0.125%, 02/03/23	3,998,056	0.4
	Federal Home Loan Bank (FHLB)
3,000,000	3.000%, 10/12/21	3,046,847	0.3
	Federal Home Loan Mortgage Corp (FHLMC)
2,500,000	0.375%, 04/20/23	2,509,498	0.2
	Federal National Mortgage Association (FNMA)
4,500,000	0.250%, 05/22/23	4,505,661	0.4
	Other	18,503,625	1.8
		32,563,687	3.1
FOREIGN GOVERNMENT BONDS
	Asian Development Bank
2,500,000	1.875%, 07/19/22	2,554,433	0.2
Principal		Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS—continued
		European Investment Bank
$2,750,000		1.375%, 09/06/22	$2,795,875	0.3%
3,707,000		1.375%, 05/15/23	3,794,849	0.4
		Kreditanstalt fuer Wiederaufbau
2,000,000		1.750%, 08/22/22	2,043,040	0.2
5,100,000		1.625%, 02/15/23	5,233,671	0.5
		Other	57,120,261	5.3
			73,542,129	6.9
MUNICIPAL BONDS			284,170	0.0

U.S. TREASURY SECURITIES
		United States Treasury Note
10,000,000		2.375%, 03/15/22	10,219,531	1.0
4,750,000		0.375%, 03/31/22	4,764,102	0.4
12,000,000		2.250%, 04/15/22	12,270,000	1.2
24,000,000		0.125%, 04/30/22	24,009,375	2.3
18,000,000		2.125%, 05/15/22	18,407,813	1.7
7,000,000		0.125%, 05/31/22	7,001,914	0.7
14,000,000		1.750%, 06/15/22	14,276,719	1.3
18,500,000		0.125%, 06/30/22	18,504,336	1.7
20,000,000		1.750%, 07/15/22	20,422,656	1.9
7,800,000		0.125%, 07/31/22	7,800,609	0.7
13,000,000		1.500%, 08/15/22	13,246,289	1.2
28,500,000		0.125%, 08/31/22	28,500,000	2.7
10,000,000		1.500%, 09/15/22	10,198,828	1.0
14,000,000		0.125%, 09/30/22	13,998,906	1.3
17,400,000		1.375%, 10/15/22	17,729,648	1.7
9,250,000		0.125%, 10/31/22	9,248,916	0.9
20,000,000		1.625%, 11/15/22	20,478,906	1.9
27,250,000		0.125%, 11/30/22	27,244,678	2.6
23,000,000		1.625%, 12/15/22	23,580,391	2.2
8,000,000		0.125%, 12/31/22	7,996,562	0.7
22,000,000		1.500%, 01/15/23	22,528,516	2.1
7,000,000		0.125%, 01/31/23	6,996,719	0.7
12,000,000		1.375%, 02/15/23	12,273,281	1.2
23,000,000		0.125%, 02/28/23	22,985,625	2.2
3,750,000		0.125%, 03/31/23	3,747,510	0.4
21,500,000		0.250%, 04/15/23	21,531,074	2.0
21,500,000		0.125%, 05/15/23	21,471,445	2.0
18,000,000		0.250%, 06/15/23	18,020,391	1.7
17,600,000		0.125%, 07/15/23	17,565,625	1.6
16,500,000		0.125%, 08/15/23	16,461,973	1.5
6,750,000		0.125%, 09/15/23	6,731,543	0.6
33,750,000		0.125%, 10/15/23	33,639,258	3.2
46,250,000		0.250%, 11/15/23	46,226,514	4.3
33,250,000		0.125%, 12/15/23	33,103,233	3.1
16,600,000		0.125%, 01/15/24	16,517,000	1.5
48,243,000	e	0.125%, 02/15/24	47,982,940	4.5
35,000,000		0.250%, 03/15/24	34,907,031	3.3
5,000,000		0.250%, 08/31/25	4,883,594	0.5
4,000,000		0.250%, 09/30/25	3,901,406	0.4
		Other	1,535,996	0.1
			702,910,853	66.0

	TOTAL GOVERNMENT BONDS (Cost $805,115,297)		809,300,839	76.0

	TOTAL BONDS (Cost $1,053,694,626)		1,060,431,486	99.5

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	59

Summary portfolio of investments	concluded

Short-Term Bond Index Fund  ■  March 31, 2021

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Agricultural Mortgage Corp (FAMC)
$6,750,000		0.010%, 04/01/21	$6,750,000	0.6%
			6,750,000	0.6

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
48,683,289	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.030%	48,683,289	4.6
			48,683,289	4.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $55,433,289)		55,433,289	5.2
	TOTAL PORTFOLIO (Cost $1,109,127,915)		1,115,864,775	104.7
	OTHER ASSETS & LIABILITIES, NET		(50,038,183)	(4.7)

	NET ASSETS		$1,065,826,592	100.0%

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $47,703,659. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

60	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Money Market Fund  ■  March 31, 2021

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$40,816,000		0.010%, 04/07/21	$40,815,423	2.9%
26,028,000		0.010%, 04/21/21	26,026,771	1.8
23,000,000		0.010%, 04/28/21	22,999,655	1.6
21,200,000		0.010%, 05/04/21	21,198,737	1.5
39,000,000		0.010%, 05/05/21	38,997,790	2.7
11,000,000		0.010%, 05/10/21	10,999,643	0.8
11,753,000		0.010%, 05/26/21	11,752,188	0.8
13,000,000		0.040%, 05/26/21	12,999,891	0.9
24,293,000		0.010%, 06/02/21	24,291,559	1.7
11,500,000		0.010%, 06/07/21	11,499,037	0.8
11,500,000		0.045%, 06/07/21	11,499,927	0.8
13,500,000		0.045%, 06/08/21	13,499,976	0.9
15,504,000		0.010%, 06/11/21	15,503,236	1.1
13,000,000		0.045%, 06/15/21	12,999,907	0.9
26,900,000		0.010%, 06/18/21	26,899,092	1.9
18,180,000		0.010%, 06/22/21	18,179,586	1.3
13,500,000		0.050%, 07/12/21	13,499,779	0.9
28,000,000		0.040%, 09/29/21	27,999,169	2.0
88,332,000		0.010%–0.090%, 04/08/21–09/17/21	88,326,780	6.2
		Other	10,230,220	0.7
			460,218,366	32.2
TREASURY DEBT
		United States Cash Management Bill
18,513,000		0.010%, 06/08/21	18,509,999	1.3
13,533,000		0.010%, 06/22/21	13,530,712	0.9
16,000,000		0.010%, 07/06/21	15,997,393	1.1
66,721,000		0.010%, 07/20/21	66,716,691	4.7
14,500,000		0.010%, 07/27/21	14,498,603	1.0
14,099,000		0.020%, 06/15/21–06/29/21	14,096,564	1.0
		United States Treasury Bill
38,270,000		0.010%, 04/01/21	38,270,000	2.7
26,892,000		0.010%, 04/06/21	26,891,768	1.9
43,483,000		0.010%, 04/08/21	43,482,310	3.0
11,668,000		0.010%, 04/13/21	11,667,765	0.8
36,521,000		0.010%, 04/22/21	36,518,977	2.6
42,395,000		0.010%, 04/27/21	42,392,346	3.0
44,382,000		0.010%, 05/06/21	44,379,080	3.1
15,117,000		0.010%, 05/13/21	15,115,998	1.1
48,184,000		0.010%, 05/18/21	48,182,064	3.4
13,000,000		0.010%, 05/25/21	12,999,426	0.9
14,905,000		0.010%, 06/01/21	14,903,990	1.0
26,002,000		0.010%, 06/03/21	26,000,112	1.8
11,500,000		0.010%, 06/17/21	11,498,356	0.8
16,172,000		0.010%, 07/29/21	16,167,907	1.1
16,008,000		0.010%, 08/05/21	16,004,355	1.1
68,297,000		0.110%, 04/15/21-09/23/21	68,289,628	4.8
			616,114,044	43.1

VARIABLE RATE SECURITIES
		Federal Farm Credit Bank (FFCB)
25,000,000	i	0.300%, 04/23/21, SOFR + 0.290%	25,000,000	1.7
11,000,000	i	0.050%, 08/04/21, SOFR + 0.040%	11,000,000	0.8
14,000,000	i	0.050%, 06/01/22, SOFR + 0.040%	13,999,587	1.0
14,000,000	i	0.055%, 09/08/22, SOFR + 0.045%	13,998,982	1.0
36,275,000	i	0.065%–0.200%, 10/15/21–10/21/22,
		SOFR + 0.055%–SOFR + 0.190%	36,275,000	2.5
Principal		Issuer	Value	% of net assets
VARIABLE RATE SECURITIES—continued
		Federal Home Loan Bank (FHLB)
$47,500,000	i	0.240%, 04/13/21, SOFR + 0.230%	$47,500,000	3.3%
11,000,000	i	0.080%, 04/21/21, SOFR + 0.070%	11,000,000	0.8
25,000,000	i	0.110%, 07/09/21, SOFR + 0.100%	25,000,000	1.7
25,000,000	i	0.130%, 10/13/21, SOFR + 0.120%	25,000,000	1.7
15,000,000	i	0.090%, 02/22/22, SOFR + 0.080%	15,000,000	1.0
11,000,000	i	0.070%, 12/08/22, SOFR + 0.060%	11,000,000	0.8
55,325,000	i	0.055%–0.100%, 05/14/21–10/05/22,
		SOFR + 0.045%–SOFR + 0.090%	55,325,000	4.0
		Federal Home Loan Mortgage Corp (FHLMC)
20,000,000	i	0.105%–0.250%, 07/23/21–08/19/22,
		SOFR + 0.095%–SOFR + 0.240%	20,000,000	1.4
		Federal National Mortgage Association (FNMA)
15,000,000	i	0.200%, 04/05/21, SOFR + 0.190%	15,000,000	1.0
20,000,000	i	0.290%, 04/26/21, SOFR + 0.280%	20,000,000	1.4
		Other	10,000,000	0.7
			355,098,569	24.8

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,431,430,979)		1,431,430,979	100.1

	TOTAL PORTFOLIO (Cost $1,431,430,979)		1,431,430,979	100.1
	OTHER ASSETS & LIABILITIES, NET		(1,687,037)	(0.1)

	NET ASSETS		$1,429,743,942	100.0%

Abbreviation(s):

SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	61

Statements of assets and liabilities

TIAA-CREF Funds  ■  March 31, 2021

	Bond Index Fund	Core Bond Fund	Core Impact Bond Fund	Core Plus Bond Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Money Market Fund
ASSETS
Portfolio investments, at value*†	$19,863,487,411	$9,973,246,942	$7,096,780,815	$6,183,572,716	$273,283,443	$50,781,664	$3,767,077,260	$3,418,849,932	$32,890,453	$2,153,206,566	$1,115,864,775	$1,431,430,979
Cash§#	2,774,260	50,264,325	23,643,184	34,699,640	5,641,660	312	4,013,102	107,303	92	—	1,137,824	58
Receivable from securities transactions	35,306,487	8,765,752	97,372,692	47,493,984	—	15,493	53,615,591	—	—	316,452	21,050,500	—
Receivable for delayed delivery securities	—	547,486,055	360,700,268	337,505,166	—	—	—	—	250,430	26,735,403	—	—
Receivable from Fund shares sold	142,820,783	60,076,740	11,677,559	45,536,653	10,601	9,723	51,546,675	14,799,518	13,908	9,797,308	11,099,698	457,339
Dividends and interest receivable	90,119,056	44,156,871	30,890,977	32,693,399	3,188,795	319,096	49,412,747	7,028,530	146,278	6,813,255	2,929,525	220,503
Due from affiliates	773,589	1,176,497	—	721,816	3,956	27,222	186,982	364,500	25,789	175,247	78,269	213,466
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	351,172	—	1,807,542	—	—
Unrealized appreciation on forward foreign currency contracts	—	94,277	506,034	70,707	—	—	—	—	—	—	—	—
Other	771,342	452,414	138,796	323,748	58,320	759	—	270,988	663	161,753	20,606	—
Total assets	20,136,052,928	10,685,719,873	7,621,710,325	6,682,617,829	282,186,775	51,154,269	3,925,852,357	3,441,771,943	33,327,613	2,199,013,526	1,152,181,197	1,432,322,345
LIABILITIES
Management fees payable	1,631,516	1,994,246	1,749,354	1,331,155	59,559	16,957	1,108,357	688,567	8,285	447,972	61,898	123,562
Service agreement fees payable	132,067	213,010	310,637	120,840	83	3,007	66,454	64,350	1,003	68,935	36,515	57,363
Distribution fees payable	11,377	24,395	68,246	65,605	57,733	1,464	61,706	33,156	558	35,107	994	71,805
Due to affiliates	64,955	37,033	29,635	30,566	9,337	13,565	26,742	25,361	13,536	21,695	18,213	19,414
Overdraft payable	—	—	—	—	—	—	—	—	—	589,528	—	—
Payable for collateral for securities loaned	47,264,181	21,209,160	47,966,951	8,330,743	—	—	40,248,079	713	—	1,300,874	48,683,289	—
Payable for securities transactions	211,260,160	55,265,307	70,135,629	62,971,069	—	249,962	15,000,000	21,856,215	—	6,120,945	35,913,808	—
Payable for delayed delivery securities	329,681,732	1,888,267,780	1,228,810,612	1,035,474,153	1,104,959	—	74,205,375	—	250,000	26,809,340	1,000,000	—
Payable for Fund shares redeemed	10,137,105	4,427,172	4,624,169	1,020,416	41,332	1,460	6,129,833	1,270,819	1,598	2,208,606	2,871	2,213,966
Income distribution payable	15,214,731	10,070,503	1,933,971	7,169,153	33,985	47,214	3,999,847	—	33,182	1,631,105	559,533	2,488
Payable for variation margin on centrally cleared swap contracts	—	155,280	—	712,550	—	—	—	—	—	—	—	—
Payable for trustee compensation	774,510	459,976	139,909	324,979	58,383	758	323,358	271,677	659	173,673	20,554	591
Accrued expenses and other payables	633,474	372,848	331,626	242,563	38,016	17,527	285,027	86,315	22,301	119,639	56,930	89,214
Total liabilities	616,805,808	1,982,496,710	1,356,100,739	1,117,793,792	1,403,387	351,914	141,454,778	24,297,173	331,122	39,527,419	86,354,605	2,578,403
NET ASSETS	$19,519,247,120	$8,703,223,163	$6,265,609,586	$5,564,824,037	$280,783,388	$50,802,355	$3,784,397,579	$3,417,474,770	$32,996,491	$2,159,486,107	$1,065,826,592	$1,429,743,942
NET ASSETS CONSIST OF:
Paid-in-capital	$19,003,833,814	$8,557,365,328	$6,249,751,608	$5,426,303,538	$266,525,928	$49,755,262	$3,954,338,115	$3,121,747,734	$32,324,645	$2,142,916,663	$1,056,379,948	$1,429,699,925
Total distributable earnings (loss)	515,413,306	145,857,835	15,857,978	138,520,499	14,257,460	1,047,093	(169,940,536)	295,727,036	671,846	16,569,444	9,446,644	44,017
NET ASSETS	$19,519,247,120	$8,703,223,163	$6,265,609,586	$5,564,824,037	$280,783,388	$50,802,355	$3,784,397,579	$3,417,474,770	$32,996,491	$2,159,486,107	$1,065,826,592	$1,429,743,942
* Includes securities loaned of	$48,044,994	$20,582,500	$46,876,535	$8,114,934	$—	$—	$38,661,785	$—	$—	$1,271,445	$47,703,659	$—
† Portfolio investments, cost	$19,347,211,830	$9,824,409,954	$7,046,424,368	$6,109,018,648	$260,300,066	$49,862,324	$3,645,959,556	$3,155,791,735	$32,379,476	$2,136,663,733	$1,109,127,915	$1,431,430,979
§ Includes cash collateral for mortgage dollar rolls of	$—	$28,650,000	$25,927,560	$20,300,000	$—	$—	$—	$—	$—	$—	$—	$—
# Includes cash collateral for open futures or open swap contracts of	$—	$—	$—	$—	$—	$—	$—	$400,000	$—	$839,000	$—	$—

62	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	63

Statements of assets and liabilities	concluded

TIAA-CREF Funds  ■  March 31, 2021

	Bond Index Fund	Core Bond Fund	Core Impact Bond Fund	Core Plus Bond Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Money Market Fund
INSTITUTIONAL CLASS:
Net assets	$9,712,952,300	$2,825,827,931	$4,169,777,657	$1,608,212,521	$8,098,953	$27,694,283	$2,703,045,863	$1,209,994,987	$23,951,757	$666,049,960	$77,334,600	$811,301,566
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	871,617,278	265,366,720	398,052,664	148,587,513	743,085	2,606,691	283,745,658	98,828,199	2,337,434	63,643,948	7,649,159	811,272,023
Net asset value per share	$11.14	$10.65	$10.48	$10.82	$10.90	$10.62	$9.53	$12.24	$10.25	$10.47	$10.11	$1.00
ADVISOR CLASS:
Net assets	$18,745,697	$753,974,853	$1,286,125,299	$208,320,661	$666,192	$1,570,002	$8,319,707	$123,505,118	$1,076,516	$230,355,233	$695,802	$1,017,764
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,682,113	70,756,794	122,702,455	19,230,182	61,156	147,774	874,110	10,086,241	105,060	22,020,529	68,851	1,017,710
Net asset value per share	$11.14	$10.66	$10.48	$10.83	$10.89	$10.62	$9.52	$12.24	$10.25	$10.46	$10.11	$1.00
PREMIER CLASS:
Net assets	$28,866,847	$11,648,166	$32,891,121	$8,155,167	$—	$1,062,437	$20,200,281	$8,211,255	$1,024,710	$3,199,258	$633,316	$36,011,344
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,590,715	1,093,296	3,138,209	753,542	—	100,000	2,117,836	671,869	100,000	305,408	62,686	36,002,401
Net asset value per share	$11.14	$10.65	$10.48	$10.82	$—	$10.62	$9.54	$12.22	$10.25	$10.48	$10.10	$1.00
RETIREMENT CLASS:
Net assets	$613,852,780	$210,938,210	$472,111,658	$397,965,542	$—	$14,133,388	$306,427,961	$178,969,742	$4,736,740	$142,260,837	$179,544,886	$270,402,122
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	55,061,096	19,444,504	45,058,731	36,723,222	—	1,330,177	32,155,483	14,507,176	462,224	13,578,439	17,760,167	270,392,576
Net asset value per share	$11.15	$10.85	$10.48	$10.84	$—	$10.63	$9.53	$12.34	$10.25	$10.48	$10.11	$1.00
RETAIL CLASS:
Net assets	$36,032,561	$107,280,099	$304,703,851	$302,270,123	$272,018,243	$6,342,245	$276,792,015	$150,263,533	$2,206,768	$162,317,377	$4,318,050	$311,011,146
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,231,695	9,899,136	29,106,697	27,873,317	24,933,384	596,848	28,925,646	12,601,186	215,354	15,499,152	427,173	310,990,240
Net asset value per share	$11.15	$10.84	$10.47	$10.84	$10.91	$10.63	$9.57	$11.92	$10.25	$10.47	$10.11	$1.00
CLASS W:
Net assets	$9,108,796,935	$4,793,553,904	$—	$3,039,900,023	$—	$—	$469,611,752	$1,746,530,135	$—	$955,303,442	$803,299,938	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	817,281,048	450,103,656	—	280,860,032	—	—	49,292,042	142,657,158	—	91,288,115	79,452,841	—
Net asset value per share	$11.15	$10.65	$—	$10.82	$—	$—	$9.53	$12.24	$—	$10.46	$10.11	$—

64	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	65

Statements of operations

TIAA-CREF Funds  ■  For the year ended March 31, 2021

	Bond Index Fund	Core Bond Fund	Core Impact Bond Fund	Core Plus Bond Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Money Market Fund
INVESTMENT INCOME
Interest*	$391,269,052	$194,078,701	$127,882,631	$153,472,106	$7,049,836	$1,175,713	$205,223,125	$55,630,743	$726,033	$38,938,191	$11,703,458	$4,485,830
Income from securities lending, net	3,627	12,334	458	28,580	—	—	13,918	656	—	4,112	—	—
Dividends	—	40,782	2,517,505	599,091	—	64,034	2,243,582	—	—	—	—	—
Total income	391,272,679	194,131,817	130,400,594	154,099,777	7,049,836	1,239,747	207,480,625	55,631,399	726,033	38,942,303	11,703,458	4,485,830
EXPENSES
Management fees	17,815,710	21,066,775	19,035,121	14,718,736	692,605	168,451	12,921,034	8,137,523	93,285	4,962,423	603,251	1,976,512
Shareholder servicing – Institutional Class	7,270	2,516	32,676	3,417	72	42	7,335	2,420	41	1,129	421	837
Shareholder servicing – Advisor Class	22,383	1,070,453	954,258	159,247	587	146	6,339	120,373	30	161,004	1,537	—
Shareholder servicing – Premier Class	53	40	7,872	26	—	20	46	28	20	19	30	5,416
Shareholder servicing – Retirement Class	1,372,401	563,815	1,310,543	1,043,638	—	27,084	782,295	466,069	10,136	344,684	313,437	839,197
Shareholder servicing – Retail Class	20,735	44,362	29,769	192,854	71,196	3,525	113,480	97,169	1,462	85,633	3,244	306,748
Shareholder servicing – Class W	4,596	2,491	—	1,825	—	—	640	1,246	—	589	665	—
Distribution fees – Premier Class	42,119	20,279	50,708	13,670	—	1,633	31,148	11,150	1,538	6,800	1,102	439,856
Distribution fees – Retail Class	88,629	277,263	673,328	772,756	674,308	11,617	702,289	376,341	3,958	425,527	10,101	822,332
Administrative service fees	311,490	173,786	141,574	142,478	43,326	62,632	123,850	118,388	62,483	99,424	84,869	90,578
Shareholder reports	271,343	215,109	247,734	79,768	12,965	10,565	173,871	67,480	20,995	74,286	17,116	35,480
Trustee fees and expenses	220,095	92,214	69,839	63,687	3,467	484	46,185	42,900	377	24,818	10,152	25,604
Custody and accounting fees	162,492	110,933	64,448	73,484	17,490	17,267	38,784	30,839	17,736	25,959	21,742	54,373
Professional fees	141,098	79,964	63,607	74,518	33,828	42,496	67,606	49,383	44,134	60,041	57,302	43,044
Registration fees	121,538	129,228	155,513	90,009	56,182	76,052	123,808	95,110	75,893	91,924	81,082	127,061
Other expenses	248,909	156,789	398,556	88,200	11,179	14,347	99,445	(13,013)	14,094	(2,234)	48,759	73,227
Total expenses	20,850,861	24,006,017	23,235,546	17,518,313	1,617,205	436,361	15,238,155	9,603,406	346,182	6,362,026	1,254,810	4,840,265
Less: Expenses reimbursed by the investment adviser	(8,060,986)	(12,124,554)	—	(7,924,821)	(39,945)	(222,478)	(1,746,436)	(3,459,336)	(221,805)	(2,216,393)	(703,580)	(1,831,777)
Fee waiver by investment adviser and Nuveen Securities	—	—	—	—	—	—	(560,127)	(681,524)	—	—	—	—
Net expenses	12,789,875	11,881,463	23,235,546	9,593,492	1,577,260	213,883	12,931,592	5,462,546	124,377	4,145,633	551,230	3,008,488
Net investment income (loss)	378,482,804	182,250,354	107,165,048	144,506,285	5,472,576	1,025,864	194,549,033	50,168,853	601,656	34,796,670	11,152,228	1,477,342
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	105,003,966	91,430,982	83,231,186	84,003,711	1,262,775	750,757	(75,107,989)	34,641,819	397,592	8,319,253	6,440,656	19,335
Futures contracts	—	17,246	—	1,115,866	—	—	—	311,076	—	993,730	—	—
Forward foreign currency contracts	—	(450,240)	(1,233,960)	(538,588)	—	—	—	—	—	—	—	—
Swap contracts	—	408,498	—	(1,320,469)	—	—	(40,129)	—	—	—	—	—
Foreign currency transactions	—	119,440	120,347	37,653	—	—	—	—	—	—	—	—
Net realized gain (loss) on total investments	105,003,966	91,525,926	82,117,573	83,298,173	1,262,775	750,757	(75,148,118)	34,952,895	397,592	9,312,983	6,440,656	19,335
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(461,597,834)	93,528,075	43,270,106	131,988,586	9,721,080	849,043	545,888,369	165,608,719	980,867	33,038,185	(6,917,171)	—
Futures contracts	—	(15,514)	—	(454,835)	—	—	—	351,072	—	2,775,766	—	—
Forward foreign currency contracts	—	129,989	538,806	120,039	—	—	—	—	—	—	—	—
Swap contracts	—	(626,933)	—	(879,095)	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments)and liabilities denominated in foreign currencies	—	2,319	2,240	7,213	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(461,597,834)	93,017,936	43,811,152	130,781,908	9,721,080	849,043	545,888,369	165,959,791	980,867	35,813,951	(6,917,171)	—
Net realized and unrealized gain (loss) on total investments	(356,593,868)	184,543,862	125,928,725	214,080,081	10,983,855	1,599,800	470,740,251	200,912,686	1,378,459	45,126,934	(476,515)	19,335
Net increase (decrease) in net assets from operations	$21,888,936	$366,794,216	$233,093,773	$358,586,366	$16,456,431	$2,625,664	$665,289,284	$251,081,539	$1,980,115	$79,923,604	$10,675,713	$1,496,677
* Net of foreign withholding taxes of	$—	$290,283	$67,220	$12,077	$—	$1,328	$—	$—	$—	$4,420	$819	$—

66	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	67

Statements of changes in net assets

TIAA-CREF Funds  ■  For the year ended

		Bond Index Fund		Core Bond Fund		Core Impact Bond Fund		Core Plus Bond Fund		5–15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund
		March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020
OPERATIONS
Net investment income (loss)		$378,482,804	$426,699,181	$182,250,354	$206,216,727	$107,165,048	$111,031,689	$144,506,285	$151,004,336	$5,472,576	$6,079,693	$1,025,864	$941,056
Net realized gain (loss) on total investments		105,003,966	79,162,493	91,525,926	116,527,146	82,117,573	73,921,740	83,298,173	91,375,019	1,262,775	1,197,718	750,757	252,339
Net change in unrealized appreciation (depreciation) on total investments		(461,597,834)	896,860,957	93,017,936	9,041,471	43,811,152	(33,488,210)	130,781,908	(77,991,557)	9,721,080	(2,288,242)	849,043	(662,145)
Net increase (decrease) in net assets from operations		21,888,936	1,402,722,631	366,794,216	331,785,344	233,093,773	151,465,219	358,586,366	164,387,798	16,456,431	4,989,169	2,625,664	531,250
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(276,146,082)	(265,359,219)	(92,991,478)	(46,734,172)	(164,369,131)	(91,443,600)	(52,937,053)	(41,371,056)	(168,185)	(180,158)	(1,008,735)	(890,091)
	Advisor Class	(570,964)	(183,950)	(31,108,715)	(26,116,084)	(55,232,430)	(27,654,075)	(7,057,943)	(5,513,588)	(17,922)	(15,969)	(54,126)	(43,103)
	Premier Class	(760,730)	(611,330)	(514,276)	(394,913)	(1,434,983)	(1,146,121)	(290,226)	(314,466)	—	—	(43,940)	(40,562)
	Retirement Class	(14,523,431)	(8,297,462)	(8,635,361)	(5,393,901)	(21,278,761)	(16,708,206)	(13,174,662)	(11,714,337)	—	—	(454,533)	(149,650)
	Retail Class	(915,835)	(562,993)	(4,180,968)	(2,740,822)	(11,232,764)	(6,418,614)	(9,539,184)	(8,036,493)	(6,124,364)	(6,518,916)	(186,041)	(81,594)
	Class W	(227,534,145)	(151,945,788)	(185,991,035)	(122,216,339)	—	—	(100,167,200)	(81,104,619)	—	—	—	—
Total distributions		(520,451,187)	(426,960,742)	(323,421,833)	(203,596,231)	(253,548,069)	(143,370,616)	(183,166,268)	(148,054,559)	(6,310,471)	(6,715,043)	(1,747,375)	(1,205,000)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	2,456,814,994	5,490,275,796	1,428,940,925	1,301,445,537	1,729,736,040	1,856,656,914	434,746,403	449,751,913	4,668,192	5,435,806	5,401,351	380,454
	Advisor Class	14,768,747	18,130,840	164,685,889	186,995,009	857,862,283	683,834,162	46,635,258	51,442,418	76,220	787,190	465,033	59,981
	Premier Class	8,813,749	9,293,152	2,031,302	2,086,674	15,814,767	10,764,178	1,232,191	4,428,363	—	—	—	—
	Retirement Class	201,302,428	207,108,501	28,199,126	47,033,782	14,749,094	84,616,901	41,833,062	28,148,084	—	—	9,873,545	6,489,787
	Retail Class	15,173,942	11,778,140	13,674,368	15,115,712	131,698,861	104,565,465	22,198,451	21,811,213	17,297,942	26,985,778	5,095,909	2,540,415
	Class W	4,005,490,787	2,292,367,122	1,910,560,846	1,158,055,113	—	—	1,083,646,811	526,319,799	—	—	—	—
Reinvestments of distributions:	Institutional Class	270,182,073	261,395,644	76,139,941	36,209,779	128,091,744	70,402,889	33,541,251	21,472,595	164,607	169,400	63,718	4,939
	Advisor Class	567,980	181,359	29,097,804	24,982,508	31,788,074	13,477,226	3,351,025	2,667,923	15,417	13,338	7,490	278
	Premier Class	760,730	611,330	500,609	389,814	1,098,435	1,061,755	287,340	310,891	—	—	—	—
	Retirement Class	14,523,122	8,295,590	8,634,601	5,393,098	21,276,448	16,689,375	13,174,631	11,711,291	—	—	410,582	109,270
	Retail Class	885,879	544,816	3,946,957	2,565,717	10,850,665	6,138,611	8,942,620	7,467,554	5,639,132	5,967,218	142,107	40,889
	Class W	62,702,755	—	79,899,081	—	—	—	21,371,561	—	—	—	—	—
Fund reorganization:	Institutional Class	—	—	—	60,267,084	—	—	—	73,135,010	—	—	—	—
	Advisor Class	—	—	—	49,145,762	—	—	—	200,871,633	—	—	—	—
	Retail Class	—	—	—	17,743,335	—	—	—	54,628,226	—	—	—	—
Redemptions:	Institutional Class	(2,850,311,486)	(2,765,152,186)	(435,201,323)	(634,579,619)	(895,504,284)	(665,978,746)	(298,734,074)	(352,405,136)	(1,924,566)	(5,553,151)	(373,666)	(30,224)
	Advisor Class	(13,078,849)	(2,948,765)	(364,694,452)	(304,273,247)	(524,644,076)	(321,710,883)	(61,987,935)	(77,011,082)	(418,058)	(31,079)	(158)	(11,130)
	Premier Class	(5,887,704)	(6,829,307)	(4,853,823)	(3,844,290)	(14,976,740)	(18,488,933)	(3,223,104)	(6,089,997)	—	—	—	—
	Retirement Class	(34,262,425)	(44,889,881)	(38,214,994)	(44,219,481)	(95,942,563)	(47,197,376)	(68,316,770)	(83,387,505)	—	—	(2,649,604)	(1,457,080)
	Retail Class	(8,652,039)	(5,627,595)	(18,358,964)	(23,281,135)	(70,385,109)	(50,543,751)	(40,119,963)	(42,086,558)	(25,271,282)	(32,891,370)	(1,734,083)	(1,072,003)
	Class W	(681,946,493)	(1,244,045,335)	(829,185,907)	(1,355,429,151)	—	—	(415,757,207)	(637,053,007)	—	—	—	—
Net increase (decrease) from shareholder transactions		3,457,848,190	4,230,489,221	2,055,801,986	541,802,001	1,341,513,639	1,744,287,787	822,821,551	256,133,628	247,604	883,130	16,702,224	7,055,576
Net increase (decrease) in net assets		2,959,285,939	5,206,251,110	2,099,174,369	669,991,114	1,321,059,343	1,752,382,390	998,241,649	272,466,867	10,393,564	(842,744)	17,580,513	6,381,826
NET ASSETS
Beginning of period		16,559,961,181	11,353,710,071	6,604,048,794	5,934,057,680	4,944,550,243	3,192,167,853	4,566,582,388	4,294,115,521	270,389,824	271,232,568	33,221,842	26,840,016
End of period		$19,519,247,120	$16,559,961,181	$8,703,223,163	$6,604,048,794	$6,265,609,586	$4,944,550,243	$5,564,824,037	$4,566,582,388	$280,783,388	$270,389,824	$50,802,355	$33,221,842

68	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	69

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the year ended

		Bond Index Fund		Core Bond Fund		Core Impact Bond Fund		Core Plus Bond Fund		5–15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund
		March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	212,593,068	505,684,309	130,882,185	124,501,386	159,781,356	175,262,612	39,601,213	42,342,394	436,915	504,123	496,961	35,374
	Advisor Class	1,271,130	1,630,998	15,027,739	17,563,405	79,188,356	64,510,714	4,250,982	4,827,676	6,973	71,964	42,486	5,609
	Premier Class	760,651	840,845	186,215	196,969	1,458,864	1,012,967	111,856	416,803	—	—	—	—
	Retirement Class	17,385,750	18,643,496	2,526,492	4,314,914	1,356,443	8,073,731	3,802,018	2,637,017	—	—	904,324	605,385
	Retail Class	1,303,226	1,051,210	1,221,128	1,397,774	12,189,880	9,879,563	2,033,328	2,041,882	1,591,476	2,498,176	467,822	239,009
	Class W	346,154,733	207,099,777	174,118,451	109,382,527	—	—	98,562,739	49,564,623	—	—	—	—
Shares reinvested:	Institutional Class	23,346,381	23,443,172	6,942,626	3,401,988	11,835,090	6,638,919	3,041,603	2,013,996	15,177	15,654	5,853	467
	Advisor Class	49,033	16,067	2,650,746	2,350,698	2,935,530	1,269,271	304,210	249,213	1,425	1,233	687	26
	Premier Class	65,733	54,849	45,590	36,687	101,390	100,205	26,118	29,190	—	—	—	—
	Retirement Class	1,254,614	742,839	772,476	498,371	1,965,138	1,574,565	1,194,908	1,098,552	—	—	37,579	10,306
	Retail Class	76,497	48,851	353,481	237,254	1,003,502	579,508	810,686	699,175	520,327	552,056	13,008	3,852
	Class W	5,414,746	—	7,276,783	—	—	—	1,923,633	—	—	—	—	—
Shares from fund reorganization:	Institutional Class	—	—	—	5,766,628	—	—	—	6,969,704	—	—	—	—
	Advisor Class	—	—	—	4,699,093	—	—	—	19,126,135	—	—	—	—
	Retail Class	—	—	—	1,668,644	—	—	—	5,195,855	—	—	—	—
Shares redeemed:	Institutional Class	(245,929,801)	(246,335,156)	(39,781,010)	(59,098,905)	(83,146,337)	(63,022,539)	(27,352,873)	(32,476,032)	(180,027)	(531,387)	(34,476)	(3,043)
	Advisor Class	(1,128,848)	(262,054)	(33,363,140)	(28,823,372)	(48,707,008)	(30,344,713)	(5,666,333)	(7,239,390)	(39,263)	(2,818)	(15)	(1,019)
	Premier Class	(509,261)	(608,790)	(443,450)	(359,360)	(1,383,780)	(1,730,347)	(292,902)	(571,621)	—	—	—	—
	Retirement Class	(2,962,781)	(4,038,095)	(3,423,565)	(4,106,297)	(8,874,038)	(4,476,301)	(6,234,753)	(7,888,268)	—	—	(243,413)	(140,854)
	Retail Class	(745,599)	(503,313)	(1,649,105)	(2,161,476)	(6,521,498)	(4,801,471)	(3,665,830)	(3,968,785)	(2,338,800)	(3,073,407)	(159,392)	(103,241)
	Class W	(58,874,575)	(110,397,101)	(76,076,409)	(128,181,424)	—	—	(38,149,008)	(59,926,625)	—	—	—	—
Net increase (decrease) from shareholder transactions		299,524,697	397,111,904	187,267,233	53,285,504	123,182,888	164,526,684	74,301,595	25,141,494	14,203	35,594	1,531,424	651,871

70	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	71

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the year ended

		High-Yield Fund		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund		Short-Term Bond Fund		Short-Term Bond Index Fund		Money Market Fund
		March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020
OPERATIONS
Net investment income (loss)		$194,549,033	$213,407,740	$50,168,853	$87,250,770	$601,656	$764,756	$34,796,670	$57,671,522	$11,152,228	$13,802,460	$1,477,342	$25,743,869
Net realized gain (loss) on total investments		(75,148,118)	(81,312,513)	34,952,895	(5,983,205)	397,592	135,821	9,312,983	9,925,521	6,440,656	1,423,659	19,335	33,150
Net change in unrealized appreciation (depreciation) on total investments		545,888,369	(400,276,400)	165,959,791	68,916,329	980,867	(651,913)	35,813,951	(16,722,758)	(6,917,171)	12,013,817	—	—
Net increase (decrease) in net assets from operations		665,289,284	(268,181,173)	251,081,539	150,183,894	1,980,115	248,664	79,923,604	50,874,285	10,675,713	27,239,936	1,496,677	25,777,019
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(136,677,735)	(156,775,764)	(18,322,810)	(33,779,302)	(660,441)	(742,680)	(11,691,144)	(21,580,011)	(1,008,902)	(1,137,079)	(1,092,494)	(13,826,085)
	Advisor Class	(317,334)	(598,508)	(1,677,275)	(2,868,106)	(30,264)	(33,334)	(3,132,353)	(3,997,186)	(17,438)	(16,334)	(1,810)	(35,729)
	Premier Class	(1,028,780)	(1,371,443)	(90,185)	(59,211)	(27,415)	(31,827)	(72,374)	(138,286)	(10,323)	(14,976)	(180,624)	(3,329,337)
	Retirement Class	(15,172,810)	(19,700,573)	(2,046,885)	(3,627,124)	(106,548)	(68,395)	(2,027,413)	(2,927,141)	(1,568,583)	(1,307,867)	(141,850)	(3,880,553)
	Retail Class	(13,517,178)	(17,297,682)	(1,633,050)	(2,470,621)	(42,124)	(32,246)	(2,444,158)	(3,989,884)	(48,338)	(54,871)	(61,319)	(4,671,118)
	Class W	(27,886,439)	(16,961,016)	(25,359,464)	(29,288,645)	—	—	(16,803,651)	(25,047,525)	(10,844,607)	(11,272,600)	—	—
Total distributions		(194,600,276)	(212,704,986)	(49,129,669)	(72,093,009)	(866,792)	(908,482)	(36,171,093)	(57,680,033)	(13,498,191)	(13,803,727)	(1,478,097)	(25,742,822)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,222,458,027	953,544,394	252,784,435	370,872,285	1,366,411	1,864,571	245,990,712	316,381,053	31,834,826	23,681,868	442,102,990	711,438,174
	Advisor Class	7,973,217	10,546,605	47,012,800	34,417,666	85,467	117,000	121,218,722	31,669,297	1,253,362	32,688	92,843	1,814,498
	Premier Class	3,356,122	17,953,706	7,147,889	494,218	—	—	1,954,283	1,228,125	184,844	469,631	189,053,632	770,453,136
	Retirement Class	20,428,838	34,167,269	8,482,886	7,678,913	2,004,385	2,612,800	52,232,704	35,095,731	102,837,518	33,890,532	176,643,982	251,414,975
	Retail Class	45,326,476	76,570,048	28,240,214	28,304,167	1,129,866	401,322	10,137,654	11,194,452	2,319,801	1,127,424	131,431,955	176,250,137
	Class W	253,074,356	226,932,938	594,234,969	334,044,122	—	—	337,947,693	196,819,835	336,940,643	204,033,031	—	—
Reinvestments of distributions:	Institutional Class	117,068,736	139,449,157	17,546,587	32,467,835	52,403	42,274	8,290,525	16,974,392	1,008,778	1,136,856	1,089,610	13,820,523
	Advisor Class	294,228	569,031	704,677	1,084,423	1,340	—	1,401,068	1,292,012	15,997	14,254	1,683	33,881
	Premier Class	1,028,264	1,369,665	90,185	59,210	—	—	72,374	137,957	6,795	9,807	162,176	2,923,593
	Retirement Class	15,172,222	19,699,391	2,046,885	3,627,104	80,152	37,542	2,027,418	2,926,726	1,568,471	1,307,668	141,848	3,880,484
	Retail Class	12,611,107	16,058,947	1,455,235	2,132,293	15,443	2,131	2,261,446	3,685,718	47,504	53,229	60,308	4,587,321
	Class W	57	55	—	—	—	—	582,474	—	1,818,242	—	—	—
Fund reorganization:	Institutional Class	—	—	—	80,898,466	—	—	—	58,675,190	—	—	—	—
	Advisor Class	—	—	—	347,105,669	—	—	—	260,350,375	—	—	—	—
	Retail Class	—	—	—	63,629,612	—	—	—	92,170,171	—	—	—	—
Redemptions:	Institutional Class	(1,243,758,639)	(1,565,459,484)	(845,770,706)	(464,145,376)	(444,397)	(1,889,649)	(219,612,183)	(680,708,184)	(10,057,422)	(15,141,855)	(721,317,556)	(340,184,651)
	Advisor Class	(5,357,880)	(19,433,750)	(74,266,672)	(245,631,580)	(35,749)	(117,116)	(65,633,564)	(130,337,661)	(1,212,889)	(285,826)	(301,415)	(2,050,015)
	Premier Class	(6,241,565)	(29,342,822)	(2,459,784)	(1,052,865)	—	—	(3,147,829)	(5,687,013)	(178,048)	(513,378)	(594,582,716)	(360,216,040)
	Retirement Class	(63,843,003)	(99,064,417)	(31,262,593)	(50,079,336)	(733,177)	(399,064)	(27,612,058)	(34,871,830)	(7,581,019)	(5,546,960)	(237,349,564)	(135,300,369)
	Retail Class	(86,368,883)	(105,725,044)	(37,204,304)	(49,560,761)	(216,967)	(261,755)	(27,434,464)	(44,004,518)	(1,153,267)	(779,386)	(152,538,312)	(158,241,194)
	Class W	(226,865,222)	(101,632,859)	(180,734,642)	(241,266,373)	—	—	(135,289,102)	(300,990,048)	(65,686,930)	(78,395,800)	—	—
Net increase (decrease) from shareholder transactions		66,356,458	(423,797,170)	(211,951,939)	255,079,692	3,305,177	2,410,056	305,387,873	(167,998,220)	393,967,206	165,093,783	(765,308,536)	940,624,453
Net increase (decrease) in net assets		537,045,466	(904,683,329)	(10,000,069)	333,170,577	4,418,500	1,750,238	349,140,384	(174,803,968)	391,144,728	178,529,992	(765,289,956)	940,658,650
NET ASSETS
Beginning of period		3,247,352,113	4,152,035,442	3,427,474,839	3,094,304,262	28,577,991	26,827,753	1,810,345,723	1,985,149,691	674,681,864	496,151,872	2,195,033,898	1,254,375,248
End of period		$3,784,397,579	$3,247,352,113	$3,417,474,770	$3,427,474,839	$32,996,491	$28,577,991	$2,159,486,107	$1,810,345,723	$1,065,826,592	$674,681,864	$1,429,743,942	$2,195,033,898

72	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	73

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the year ended

		High-Yield Fund		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund		Short-Term Bond Fund		Short-Term Bond Index Fund		Money Market Fund
		March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	132,386,946	98,427,976	20,863,995	32,168,942	133,194	184,073	23,523,971	30,574,618	3,134,042	2,368,426	442,102,990	711,438,174
	Advisor Class	868,826	1,088,094	3,882,496	2,980,603	8,420	11,550	11,606,447	3,077,699	123,074	3,269	92,843	1,814,498
	Premier Class	361,343	1,850,883	601,096	43,148	—	—	188,131	118,364	18,212	46,947	189,053,632	770,453,136
	Retirement Class	2,219,208	3,528,411	695,853	665,136	195,234	257,557	4,993,483	3,387,443	10,126,991	3,390,855	176,643,982	251,414,975
	Retail Class	4,897,348	7,900,851	2,394,559	2,531,468	109,891	39,814	969,690	1,079,271	228,273	112,685	131,431,955	176,250,137
	Class W	28,164,616	25,589,539	49,062,320	29,083,259	—	—	32,295,855	19,027,349	33,149,034	20,431,018	—	—
Shares reinvested:	Institutional Class	12,632,844	14,549,599	1,443,612	2,839,344	5,102	4,164	792,090	1,637,492	99,260	113,584	1,089,610	13,820,523
	Advisor Class	31,682	59,101	57,946	94,594	130	—	133,894	124,574	1,574	1,425	1,683	33,881
	Premier Class	111,053	142,733	7,430	5,185	—	—	6,913	13,302	669	980	162,176	2,923,593
	Retirement Class	1,639,517	2,055,121	167,054	314,659	7,804	3,700	193,472	281,999	154,357	130,614	141,847	3,880,484
	Retail Class	1,357,361	1,669,228	122,815	191,224	1,503	211	216,004	355,163	4,675	5,320	60,308	4,587,321
	Class W	6	6	—	—	—	—	55,421	—	179,314	—	—	—
Shares from fund reorganization:	Institutional Class	—	—	—	7,107,836	—	—	—	5,669,326	—	—	—	—
	Advisor Class	—	—	—	30,491,317	—	—	—	25,162,252	—	—	—	—
	Retail Class	—	—	—	5,734,468	—	—	—	8,898,176	—	—	—	—
Shares redeemed:	Institutional Class	(134,357,349)	(163,217,798)	(70,083,018)	(40,319,460)	(43,161)	(187,450)	(20,987,233)	(65,306,829)	(991,195)	(1,514,286)	(721,317,556)	(340,184,650)
	Advisor Class	(585,602)	(2,037,439)	(6,137,928)	(21,309,409)	(3,490)	(11,550)	(6,281,143)	(12,568,632)	(119,532)	(28,539)	(301,415)	(2,050,015)
	Premier Class	(670,159)	(3,060,252)	(202,960)	(91,940)	—	—	(299,786)	(548,782)	(17,576)	(50,791)	(594,582,716)	(360,216,040)
	Retirement Class	(6,897,819)	(10,475,887)	(2,571,756)	(4,330,693)	(71,390)	(39,245)	(2,636,569)	(3,368,106)	(744,216)	(554,513)	(237,349,564)	(135,300,368)
	Retail Class	(9,356,735)	(11,160,257)	(3,165,478)	(4,416,306)	(21,077)	(25,915)	(2,622,580)	(4,252,428)	(113,556)	(77,844)	(152,538,312)	(158,241,194)
	Class W	(24,192,680)	(10,481,975)	(14,922,941)	(20,867,113)	—	—	(12,972,205)	(29,079,631)	(6,466,461)	(7,795,300)	—	—
Net increase (decrease) from shareholder transactions		8,610,406	(43,572,066)	(17,784,905)	22,916,262	322,160	236,909	29,175,855	(15,717,380)	38,766,939	16,583,850	(765,308,537)	940,624,455

74	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	75

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
BOND INDEX FUND
Institutional Class:	3/31/21		$11.40	$0.24		$(0.17)	$0.07	$(0.24)	$(0.09)	$(0.33)	$11.14
	3/31/20		10.76	0.29		0.64	0.93	(0.29)	—	(0.29)	11.40
	3/31/19		10.58	0.29		0.18	0.47	(0.29)	—	(0.29)	10.76
	3/31/18		10.75	0.26		(0.17)	0.09	(0.26)	(0.00)	(0.26)	10.58
	3/31/17		10.98	0.25		(0.23)	0.02	(0.25)	—	(0.25)	10.75
Advisor Class:	3/31/21		11.41	0.23		(0.18)	0.05	(0.23)	(0.09)	(0.32)	11.14
	3/31/20		10.76	0.27		0.66	0.93	(0.28)	—	(0.28)	11.41
	3/31/19		10.59	0.28		0.17	0.45	(0.28)	—	(0.28)	10.76
	3/31/18		10.76	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.59
	3/31/17		10.98	0.25		(0.22)	0.03	(0.25)	—	(0.25)	10.76
Premier Class:	3/31/21		11.40	0.22		(0.16)	0.06	(0.23)	(0.09)	(0.32)	11.14
	3/31/20		10.76	0.27		0.64	0.91	(0.27)	—	(0.27)	11.40
	3/31/19		10.58	0.27		0.18	0.45	(0.27)	—	(0.27)	10.76
	3/31/18		10.75	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.58
	3/31/17		10.98	0.23		(0.23)	—	(0.23)	—	(0.23)	10.75
Retirement Class:	3/31/21		11.41	0.21		(0.17)	0.04	(0.21)	(0.09)	(0.30)	11.15
	3/31/20		10.77	0.26		0.64	0.90	(0.26)	—	(0.26)	11.41
	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77
	3/31/18		10.75	0.24		(0.16)	0.08	(0.24)	(0.00)	(0.24)	10.59
	3/31/17		10.98	0.22		(0.23)	(0.01)	(0.22)	—	(0.22)	10.75
Retail Class:	3/31/21		11.41	0.21		(0.17)	0.04	(0.21)	(0.09)	(0.30)	11.15
	3/31/20		10.77	0.25		0.64	0.89	(0.25)	—	(0.25)	11.41
	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77
	3/31/18		10.75	0.23		(0.16)	0.07	(0.23)	(0.00)	(0.23)	10.59
	3/31/17		10.98	0.21		(0.23)	(0.02)	(0.21)	—	(0.21)	10.75
Class W:	3/31/21		11.41	0.25		(0.16)	0.09	(0.26)	(0.09)	(0.35)	11.15
	3/31/20		10.76	0.30		0.65	0.95	(0.30)	—	(0.30)	11.41
	3/31/19	††	10.43	0.16		0.32	0.48	(0.15)	—	(0.15)	10.76
CORE BOND FUND
Institutional Class:	3/31/21		10.48	0.25		0.37	0.62	(0.25)	(0.20)	(0.45)	10.65
	3/31/20		10.29	0.30		0.19	0.49	(0.30)	—	(0.30)	10.48
	3/31/19		10.18	0.32		0.11	0.43	(0.32)	—	(0.32)	10.29
	3/31/18		10.30	0.31		(0.12)	0.19	(0.30)	(0.01)	(0.31)	10.18
	3/31/17		10.45	0.29		(0.05)	0.24	(0.29)	(0.10)	(0.39)	10.30
Advisor Class:	3/31/21		10.49	0.24		0.36	0.60	(0.23)	(0.20)	(0.43)	10.66
	3/31/20		10.30	0.29		0.19	0.48	(0.29)	—	(0.29)	10.49
	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30
	3/31/18		10.30	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.18
	3/31/17		10.46	0.29		(0.06)	0.23	(0.29)	(0.10)	(0.39)	10.30
Premier Class:	3/31/21		10.49	0.23		0.36	0.59	(0.23)	(0.20)	(0.43)	10.65
	3/31/20		10.30	0.29		0.18	0.47	(0.28)	—	(0.28)	10.49
	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30
	3/31/18		10.30	0.29		(0.11)	0.18	(0.29)	(0.01)	(0.30)	10.18
	3/31/17		10.46	0.27		(0.06)	0.21	(0.27)	(0.10)	(0.37)	10.30
Retirement Class:	3/31/21		10.67	0.23		0.37	0.60	(0.22)	(0.20)	(0.42)	10.85
	3/31/20		10.48	0.28		0.19	0.47	(0.28)	—	(0.28)	10.67
	3/31/19		10.36	0.30		0.12	0.42	(0.30)	—	(0.30)	10.48
	3/31/18		10.49	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.36
	3/31/17		10.64	0.27		(0.05)	0.22	(0.27)	(0.10)	(0.37)	10.49
Retail Class:	3/31/21		10.66	0.22		0.38	0.60	(0.22)	(0.20)	(0.42)	10.84
	3/31/20		10.47	0.28		0.18	0.46	(0.27)	—	(0.27)	10.66
	3/31/19		10.35	0.30		0.12	0.42	(0.30)	—	(0.30)	10.47
	3/31/18		10.48	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.35
	3/31/17		10.63	0.26		(0.05)	0.21	(0.26)	(0.10)	(0.36)	10.48
Class W:	3/31/21		10.48	0.28		0.37	0.65	(0.28)	(0.20)	(0.48)	10.65
	3/31/20		10.29	0.33		0.19	0.52	(0.33)	—	(0.33)	10.48
	3/31/19	††	10.00	0.18		0.29	0.47	(0.18)	—	(0.18)	10.29

76	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

				Ratios and supplemental data
	For the period			Net assets at		Ratios to average net assets						Portfolio	Portfolio turnover rate excluding
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate	mortgage dollar rolls
BOND INDEX FUND
Institutional Class:	3/31/21		0.46%	$9,712,952		0.11%		0.11%		2.09%		29%	29%
	3/31/20		8.83	10,054,559		0.11		0.11		2.61		32	32
	3/31/19		4.55	6,445,380		0.11		0.11		2.75		20	20
	3/31/18		0.89	9,558,420		0.12		0.12		2.45		15	15
	3/31/17		0.15	7,372,654		0.12		0.12		2.27		14	14
Advisor Class:	3/31/21		0.36	18,746		0.21		0.21		1.98		29	29
	3/31/20		8.73	17,005		0.22		0.22		2.48		32	32
	3/31/19		4.33	1,139		0.22		0.22		2.74		20	20
	3/31/18		0.78	282		0.20		0.20		2.30		15	15
	3/31/17		0.22	4,636		0.18		0.18		2.36		14	14
Premier Class:	3/31/21		0.40	28,867		0.26		0.26		1.94		29	29
	3/31/20		8.58	25,927		0.27		0.27		2.46		32	32
	3/31/19		4.39	21,379		0.26		0.26		2.61		20	20
	3/31/18		0.74	33,640		0.27		0.27		2.30		15	15
	3/31/17		0.00	30,001		0.27		0.27		2.10		14	14
Retirement Class:	3/31/21		0.30	613,853		0.36		0.36		1.84		29	29
	3/31/20		8.46	449,368		0.37		0.37		2.36		32	32
	3/31/19		4.29	258,787		0.36		0.36		2.53		20	20
	3/31/18		0.73	179,875		0.37		0.37		2.20		15	15
	3/31/17		(0.10)	139,123		0.37		0.37		2.02		14	14
Retail Class:	3/31/21		0.24	36,033		0.42		0.42		1.78		29	29
	3/31/20		8.39	29,641		0.43		0.43		2.29		32	32
	3/31/19		4.20	21,544		0.44		0.44		2.43		20	20
	3/31/18		0.66	20,927		0.44		0.44		2.12		15	15
	3/31/17		(0.18)	21,467		0.44		0.44		1.94		14	14
Class W:	3/31/21		0.66	9,108,797		0.11		0.00		2.19		29	29
	3/31/20		8.96	5,983,462		0.11		0.00		2.72		32	32
	3/31/19	††	4.69 [b]	4,605,482		0.11	[c]	0.00	[c]	2.97	[c]	20	20
CORE BOND FUND
Institutional Class:	3/31/21		5.84	2,825,828		0.29		0.29		2.27		229	117
	3/31/20		4.75	1,753,879		0.30		0.30		2.86		133	125
	3/31/19		4.38	954,430		0.30		0.30		3.16		138	125
	3/31/18		1.83	4,343,864		0.30		0.30		2.95		155	130
	3/31/17		2.29	3,777,813		0.31		0.31		2.75		277	179
Advisor Class:	3/31/21		5.70	753,975		0.42		0.42		2.16		229	117
	3/31/20		4.61	906,706		0.43		0.43		2.73		133	125
	3/31/19		4.37	933,420		0.44		0.44		3.15		138	125
	3/31/18		1.74	5,148		0.38		0.38		2.95		155	130
	3/31/17		2.28	210		0.33		0.33		2.74		277	179
Premier Class:	3/31/21		5.58	11,648		0.44		0.44		2.13		229	117
	3/31/20		4.60	13,685		0.45		0.45		2.71		133	125
	3/31/19		4.32	14,729		0.45		0.45		3.05		138	125
	3/31/18		1.67	25,584		0.45		0.45		2.79		155	130
	3/31/17		2.04	27,651		0.46		0.46		2.60		277	179
Retirement Class:	3/31/21		5.51	210,938		0.54		0.54		2.03		229	117
	3/31/20		4.56	208,899		0.55		0.55		2.61		133	125
	3/31/19		4.20	197,645		0.55		0.55		2.98		138	125
	3/31/18		1.49	213,497		0.55		0.55		2.69		155	130
	3/31/17		2.04	224,159		0.56		0.56		2.50		277	179
Retail Class:	3/31/21		5.47	107,280		0.58		0.58		1.99		229	117
	3/31/20		4.52	106,363		0.59		0.59		2.57		133	125
	3/31/19		4.16	92,455		0.60		0.60		2.93		138	125
	3/31/18		1.45	97,066		0.60		0.60		2.65		155	130
	3/31/17		1.99	90,587		0.61		0.61		2.45		277	179
Class W:	3/31/21		6.15	4,793,554		0.29		0.00		2.56		229	117
	3/31/20		5.06	3,614,517		0.30		0.00		3.16		133	125
	3/31/19	††	4.77 [b]	3,741,378		0.30	[c]	0.00	[c]	3.64	[c]	138	125

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	77

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
CORE IMPACT BOND FUND
Institutional Class:	3/31/21		$10.41	$0.21		$0.33	$0.54	$(0.21)	$(0.26)	$(0.47)	$10.48
	3/31/20		10.28	0.28		0.20	0.48	(0.28)	(0.07)	(0.35)	10.41
	3/31/19		10.14	0.30		0.14	0.44	(0.30)	—	(0.30)	10.28
	3/31/18		10.18	0.27		(0.05)	0.22	(0.26)	—	(0.26)	10.14
	3/31/17		10.32	0.24		(0.06)	0.18	(0.25)	(0.07)	(0.32)	10.18
Advisor Class:	3/31/21		10.42	0.20		0.32	0.52	(0.20)	(0.26)	(0.46)	10.48
	3/31/20		10.29	0.27		0.20	0.47	(0.27)	(0.07)	(0.34)	10.42
	3/31/19		10.15	0.30		0.14	0.44	(0.30)	—	(0.30)	10.29
	3/31/18		10.19	0.26		(0.05)	0.21	(0.25)	—	(0.25)	10.15
	3/31/17		10.32	0.21		(0.03)	0.18	(0.24)	(0.07)	(0.31)	10.19
Premier Class:	3/31/21		10.42	0.19		0.32	0.51	(0.19)	(0.26)	(0.45)	10.48
	3/31/20		10.29	0.27		0.20	0.47	(0.27)	(0.07)	(0.34)	10.42
	3/31/19		10.15	0.28		0.14	0.42	(0.28)	—	(0.28)	10.29
	3/31/18		10.19	0.25		(0.05)	0.20	(0.24)	—	(0.24)	10.15
	3/31/17		10.31	0.23		(0.04)	0.19	(0.24)	(0.07)	(0.31)	10.19
Retirement Class:	3/31/21		10.41	0.18		0.33	0.51	(0.18)	(0.26)	(0.44)	10.48
	3/31/20		10.29	0.26		0.19	0.45	(0.26)	(0.07)	(0.33)	10.41
	3/31/19		10.14	0.28		0.15	0.43	(0.28)	—	(0.28)	10.29
	3/31/18		10.19	0.24		(0.06)	0.18	(0.23)	—	(0.23)	10.14
	3/31/17		10.32	0.22		(0.05)	0.17	(0.23)	(0.07)	(0.30)	10.19
Retail Class:	3/31/21		10.40	0.18		0.33	0.51	(0.18)	(0.26)	(0.44)	10.47
	3/31/20		10.28	0.25		0.19	0.44	(0.25)	(0.07)	(0.32)	10.40
	3/31/19		10.14	0.27		0.14	0.41	(0.27)	—	(0.27)	10.28
	3/31/18		10.18	0.24		(0.05)	0.19	(0.23)	—	(0.23)	10.14
	3/31/17		10.31	0.22		(0.06)	0.16	(0.22)	(0.07)	(0.29)	10.18
CORE PLUS BOND FUND
Institutional Class:	3/31/21		10.38	0.29		0.52	0.81	(0.29)	(0.08)	(0.37)	10.82
	3/31/20		10.35	0.32		0.03	0.35	(0.32)	—	(0.32)	10.38
	3/31/19		10.24	0.35		0.10	0.45	(0.34)	—	(0.34)	10.35
	3/31/18		10.36	0.33		(0.11)	0.22	(0.33)	(0.01)	(0.34)	10.24
	3/31/17		10.47	0.33		(0.02)	0.31	(0.32)	(0.10)	(0.42)	10.36
Advisor Class:	3/31/21		10.39	0.29		0.51	0.80	(0.28)	(0.08)	(0.36)	10.83
	3/31/20		10.36	0.31		0.03	0.34	(0.31)	—	(0.31)	10.39
	3/31/19		10.25	0.34		0.11	0.45	(0.34)	—	(0.34)	10.36
	3/31/18		10.37	0.32		(0.11)	0.21	(0.32)	(0.01)	(0.33)	10.25
	3/31/17		10.48	0.30		0.01	0.31	(0.32)	(0.10)	(0.42)	10.37
Premier Class:	3/31/21		10.38	0.28		0.51	0.79	(0.27)	(0.08)	(0.35)	10.82
	3/31/20		10.35	0.31		0.02	0.33	(0.30)	—	(0.30)	10.38
	3/31/19		10.24	0.33		0.11	0.44	(0.33)	—	(0.33)	10.35
	3/31/18		10.36	0.32		(0.12)	0.20	(0.31)	(0.01)	(0.32)	10.24
	3/31/17		10.47	0.31		(0.01)	0.30	(0.31)	(0.10)	(0.41)	10.36
Retirement Class:	3/31/21		10.40	0.27		0.51	0.78	(0.26)	(0.08)	(0.34)	10.84
	3/31/20		10.37	0.30		0.02	0.32	(0.29)	—	(0.29)	10.40
	3/31/19		10.26	0.32		0.11	0.43	(0.32)	—	(0.32)	10.37
	3/31/18		10.37	0.31		(0.11)	0.20	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.30)	(0.10)	(0.40)	10.37
Retail Class:	3/31/21		10.40	0.26		0.52	0.78	(0.26)	(0.08)	(0.34)	10.84
	3/31/20		10.38	0.29		0.01	0.30	(0.28)	—	(0.28)	10.40
	3/31/19		10.26	0.32		0.11	0.43	(0.31)	—	(0.31)	10.38
	3/31/18		10.38	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.29)	(0.10)	(0.39)	10.38
Class W:	3/31/21		10.38	0.32		0.52	0.84	(0.32)	(0.08)	(0.40)	10.82
	3/31/20		10.36	0.36		0.01	0.37	(0.35)	—	(0.35)	10.38
	3/31/19	††	10.07	0.19		0.29	0.48	(0.19)	—	(0.19)	10.36

78	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the period				Net assets at		Ratios to average net assets						Portfolio		Portfolio turnover rate excluding
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate		mortgage dollar rolls
CORE IMPACT BOND FUND
Institutional Class:	3/31/21		5.13%		$4,169,777		0.35%		0.35%		1.92%		293%		186%
	3/31/20		4.74		3,223,141		0.36		0.36		2.68		115	[f]	110	[f]
	3/31/19		4.47		1,961,314		0.37		0.37		3.02		90		82
	3/31/18		2.14		1,203,023		0.39		0.39		2.61		112		89
	3/31/17		1.73		618,298		0.40		0.40		2.36		182		115
Advisor Class:	3/31/21		4.95		1,286,125		0.43		0.43		1.83		293		186
	3/31/20		4.64		930,083		0.46		0.46		2.58		115	[f]	110	[f]
	3/31/19		4.39		554,143		0.44		0.44		2.97		90		82
	3/31/18		2.09		239,374		0.44		0.44		2.55		112		89
	3/31/17		1.68		113,376		0.53		0.52		2.13		182		115
Premier Class:	3/31/21		4.85		32,891		0.53		0.53		1.76		293		186
	3/31/20		4.57		30,850		0.53		0.53		2.51		115	[f]	110	[f]
	3/31/19		4.28		36,827		0.55		0.55		2.84		90		82
	3/31/18		1.99		30,079		0.54		0.54		2.44		112		89
	3/31/17		1.78		17,334		0.55		0.55		2.24		182		115
Retirement Class:	3/31/21		4.87		472,112		0.60		0.60		1.69		293		186
	3/31/20		4.38		527,044		0.61		0.61		2.43		115	[f]	110	[f]
	3/31/19		4.31		467,437		0.62		0.62		2.77		90		82
	3/31/18		1.79		364,848		0.64		0.64		2.34		112		89
	3/31/17		1.58		263,594		0.65		0.65		2.12		182		115
Retail Class:	3/31/21		4.87		304,704		0.61		0.61		1.67		293		186
	3/31/20		4.35		233,432		0.64		0.64		2.40		115	[f]	110	[f]
	3/31/19		4.18		172,447		0.65		0.65		2.72		90		82
	3/31/18		1.88		176,995		0.65		0.65		2.33		112		89
	3/31/17		1.56		107,219		0.67		0.67		2.10		182		115
CORE PLUS BOND FUND
Institutional Class:	3/31/21		7.83		1,608,213		0.30		0.30		2.66		169		84
	3/31/20		3.31		1,383,899		0.30		0.30		3.04		94	[f]	85	[f]
	3/31/19		4.56		1,185,094		0.30		0.30		3.39		106		90
	3/31/18		2.07		3,434,043		0.30		0.30		3.19		156		116
	3/31/17		3.02		2,921,905		0.31		0.31		3.12		246		154
Advisor Class:	3/31/21		7.74		208,321		0.37		0.37		2.60		169		84
	3/31/20		3.24		211,366		0.38		0.38		2.93		94	[f]	85	[f]
	3/31/19		4.51		35,007		0.35		0.35		3.39		106		90
	3/31/18		1.99		24,604		0.37		0.37		3.17		156		116
	3/31/17		2.98		1,658		0.40		0.40		2.98		246		154
Premier Class:	3/31/21		7.67		8,155		0.45		0.45		2.53		169		84
	3/31/20		3.16		9,431		0.45		0.45		2.89		94	[f]	85	[f]
	3/31/19		4.41		10,707		0.45		0.45		3.25		106		90
	3/31/18		1.92		22,115		0.46		0.46		3.02		156		116
	3/31/17		2.87		41,849		0.46		0.46		2.97		246		154
Retirement Class:	3/31/21		7.55		397,965		0.55		0.55		2.42		169		84
	3/31/20		3.06		394,611		0.55		0.55		2.79		94	[f]	85	[f]
	3/31/19		4.30		436,641		0.55		0.55		3.18		106		90
	3/31/18		1.92		426,965		0.55		0.55		2.94		156		116
	3/31/17		2.67		333,416		0.56		0.56		2.87		246		154
Retail Class:	3/31/21		7.48		302,270		0.61		0.61		2.36		169		84
	3/31/20		2.90		298,496		0.61		0.61		2.73		94	[f]	85	[f]
	3/31/19		4.33		256,549		0.62		0.62		3.11		106		90
	3/31/18		1.75		264,757		0.62		0.62		2.87		156		116
	3/31/17		2.69		263,847		0.63		0.63		2.80		246		154
Class W:	3/31/21		8.14		3,039,900		0.30		0.00		2.95		169		84
	3/31/20		3.52		2,268,780		0.30		0.00		3.34		94	[f]	85	[f]
	3/31/19	††	4.82	[b]	2,370,116		0.31	[c]	0.00	[c]	3.84	[c]	106		90

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	79

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	Investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	3/31/21		$10.50	$0.24		$0.43	$0.67	$(0.24)	$(0.03)	$(0.27)	$10.90
	3/31/20		10.55	0.26		(0.03)	0.23	(0.26)	(0.02)	(0.28)	10.50
	3/31/19		10.26	0.27		0.30	0.57	(0.27)	(0.01)	(0.28)	10.55
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.22		(0.29)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
Advisor Class:	3/31/21		10.50	0.23		0.42	0.65	(0.23)	(0.03)	(0.26)	10.89
	3/31/20		10.55	0.25		(0.02)	0.23	(0.26)	(0.02)	(0.28)	10.50
	3/31/19		10.26	0.26		0.30	0.56	(0.26)	(0.01)	(0.27)	10.55
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.23		(0.30)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
Retail Class:	3/31/21		10.51	0.21		0.43	0.64	(0.21)	(0.03)	(0.24)	10.91
	3/31/20		10.56	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.51
	3/31/19		10.27	0.24		0.30	0.54	(0.24)	(0.01)	(0.25)	10.56
	3/31/18		10.26	0.21		0.01	0.22	(0.21)	(0.00)[d]	(0.21)	10.27
	3/31/17		10.73	0.20		(0.30)	(0.10)	(0.20)	(0.17)	(0.37)	10.26
GREEN BOND FUND
Institutional Class:	3/31/21		10.22	0.27		0.58	0.85	(0.27)	(0.18)	(0.45)	10.62
	3/31/20		10.33	0.33		(0.02)	0.31	(0.33)	(0.09)	(0.42)	10.22
	3/31/19	§	10.00	0.14		0.33	0.47	(0.14)	—	(0.14)	10.33
Advisor Class:	3/31/21		10.22	0.27		0.58	0.85	(0.27)	(0.18)	(0.45)	10.62
	3/31/20		10.33	0.33		(0.02)	0.31	(0.33)	(0.09)	(0.42)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Premier Class:	3/31/21		10.22	0.26		0.58	0.84	(0.26)	(0.18)	(0.44)	10.62
	3/31/20		10.33	0.32		(0.02)	0.30	(0.32)	(0.09)	(0.41)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Retirement Class:	3/31/21		10.22	0.26		0.59	0.85	(0.26)	(0.18)	(0.44)	10.63
	3/31/20		10.33	0.31		(0.01)	0.30	(0.32)	(0.09)	(0.41)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Retail Class:	3/31/21		10.22	0.24		0.59	0.83	(0.24)	(0.18)	(0.42)	10.63
	3/31/20		10.33	0.30		(0.01)	0.29	(0.31)	(0.09)	(0.40)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33

80	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate
5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	3/31/21		6.48%		$8,099		0.32%		0.30%		2.24%		23%
	3/31/20		2.21		4,946		0.33		0.30		2.43		21
	3/31/19		5.64		5,091		0.35		0.31		2.71		43
	3/31/18		2.48		1,401		0.38		0.35		2.31		29
	3/31/17		(0.63)		2,418		0.37		0.35		2.04		59
Advisor Class:	3/31/21		6.30		666		0.40		0.38		2.16		23
	3/31/20		2.14		966		0.41		0.38		2.36		21
	3/31/19		5.58		228		0.41		0.38		2.58		43
	3/31/18		2.49		100		0.37		0.34		2.34		29
	3/31/17		(0.63)		99		0.38		0.36		2.15		59
Retail Class:	3/31/21		6.18		272,018		0.59		0.58		1.97		23
	3/31/20		1.93		264,478		0.61		0.58		2.17		21
	3/31/19		5.34		265,913		0.63		0.60		2.34		43
	3/31/18		2.20		266,695		0.65		0.62		2.06		29
	3/31/17		(0.90)		281,643		0.65		0.63		1.87		59
GREEN BOND FUND
Institutional Class:	3/31/21		8.27		27,694		0.93		0.45		2.50		34
	3/31/20		2.94		21,857		1.21		0.45		3.15		37
	3/31/19	§	4.71	[b]	21,751		2.99	[c]	0.45	[c]	3.68	[c]	31	[b]
Advisor Class:	3/31/21		8.25		1,570		0.94		0.46		2.49		34
	3/31/20		2.93		1,069		1.22		0.46		3.14		37
	3/31/19	§	4.66	[b]	1,033		3.37	[c]	0.60	[c]	3.53	[c]	31	[b]
Premier Class:	3/31/21		8.16		1,062		1.08		0.55		2.41		34
	3/31/20		2.79		1,022		1.37		0.60		3.00		37
	3/31/19	§	4.66	[b]	1,033		3.52	[c]	0.60	[c]	3.53	[c]	31	[b]
Retirement Class:	3/31/21		8.26		14,133		1.18		0.54		2.38		34
	3/31/20		2.77		6,457		1.47		0.62		2.96		37
	3/31/19	§	4.65	[b]	1,620		3.54	[c]	0.62	[c]	3.60	[c]	31	[b]
Retail Class:	3/31/21		8.07		6,342		1.26		0.73		2.20		34
	3/31/20		2.69		2,816		1.59		0.71		2.87		37
	3/31/19	§	4.62	[b]	1,403		3.92	[c]	0.71	[c]	3.50	[c]	31	[b]

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	81

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
HIGH-YIELD FUND
Institutional Class:	3/31/21		$8.36	$0.47		$ 1.17	$ 1.64	$(0.47)	$—	$(0.47)	$9.53
	3/31/20		9.61	0.54		(1.25)	(0.71)	(0.54)	—	(0.54)	8.36
	3/31/19		9.56	0.56		0.05	0.61	(0.56)	—	(0.56)	9.61
	3/31/18		9.80	0.51		(0.24)	0.27	(0.51)	—	(0.51)	9.56
	3/31/17		9.02	0.56		0.78	1.34	(0.56)	—	(0.56)	9.80
Advisor Class:	3/31/21		8.35	0.46		1.17	1.63	(0.46)	—	(0.46)	9.52
	3/31/20		9.60	0.53		(1.25)	(0.72)	(0.53)	—	(0.53)	8.35
	3/31/19		9.56	0.55		0.03	0.58	(0.54)	—	(0.54)	9.60
	3/31/18		9.80	0.49		(0.23)	0.26	(0.50)	—	(0.50)	9.56
	3/31/17		9.01	0.53		0.81	1.34	(0.55)	—	(0.55)	9.80
Premier Class:	3/31/21		8.37	0.46		1.17	1.63	(0.46)	—	(0.46)	9.54
	3/31/20		9.62	0.53		(1.25)	(0.72)	(0.53)	—	(0.53)	8.37
	3/31/19		9.57	0.54		0.05	0.59	(0.54)	—	(0.54)	9.62
	3/31/18		9.81	0.49		(0.24)	0.25	(0.49)	—	(0.49)	9.57
	3/31/17		9.02	0.54		0.79	1.33	(0.54)	—	(0.54)	9.81
Retirement Class:	3/31/21		8.36	0.45		1.17	1.62	(0.45)	—	(0.45)	9.53
	3/31/20		9.61	0.52		(1.25)	(0.73)	(0.52)	—	(0.52)	8.36
	3/31/19		9.57	0.53		0.04	0.57	(0.53)	—	(0.53)	9.61
	3/31/18		9.81	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.57
	3/31/17		9.02	0.53		0.79	1.32	(0.53)	—	(0.53)	9.81
Retail Class:	3/31/21		8.39	0.45		1.18	1.63	(0.45)	—	(0.45)	9.57
	3/31/20		9.65	0.52		(1.26)	(0.74)	(0.52)	—	(0.52)	8.39
	3/31/19		9.61	0.53		0.04	0.57	(0.53)	—	(0.53)	9.65
	3/31/18		9.85	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.61
	3/31/17		9.06	0.53		0.79	1.32	(0.53)	—	(0.53)	9.85
Class W:	3/31/21		8.36	0.50		1.17	1.67	(0.50)	—	(0.50)	9.53
	3/31/20		9.61	0.57		(1.25)	(0.68)	(0.57)	—	(0.57)	8.36
	3/31/19	††	9.66	0.30		(0.05)	0.25	(0.30)	—	(0.30)	9.61
INFLATION-LINKED BOND FUND
Institutional Class:	3/31/21		11.54	0.16		0.71	0.87	(0.17)	—	(0.17)	12.24
	3/31/20		11.29	0.29		0.20	0.49	(0.24)	—	(0.24)	11.54
	3/31/19		11.28	0.24		0.05	0.29	(0.28)	—	(0.28)	11.29
	3/31/18		11.48	0.23		(0.20)	0.03	(0.23)	—	(0.23)	11.28
	3/31/17		11.53	0.27		(0.14)	0.13	(0.18)	—	(0.18)	11.48
Advisor Class:	3/31/21		11.55	0.16		0.69	0.85	(0.16)	—	(0.16)	12.24
	3/31/20		11.29	0.21		0.28	0.49	(0.23)	—	(0.23)	11.55
	3/31/19		11.28	0.16		0.12	0.28	(0.27)	—	(0.27)	11.29
	3/31/18		11.48	0.21		(0.20)	0.01	(0.21)	—	(0.21)	11.28
	3/31/17		11.53	0.30		(0.18)	0.12	(0.17)	—	(0.17)	11.48
Premier Class:	3/31/21		11.52	0.16		0.69	0.85	(0.15)	—	(0.15)	12.22
	3/31/20		11.26	0.28		0.20	0.48	(0.22)	—	(0.22)	11.52
	3/31/19		11.25	0.21		0.06	0.27	(0.26)	—	(0.26)	11.26
	3/31/18		11.45	0.22		(0.21)	0.01	(0.21)	—	(0.21)	11.25
	3/31/17		11.50	0.25		(0.14)	0.11	(0.16)	—	(0.16)	11.45
Retirement Class:	3/31/21		11.63	0.14		0.71	0.85	(0.14)	—	(0.14)	12.34
	3/31/20		11.36	0.28		0.19	0.47	(0.20)	—	(0.20)	11.63
	3/31/19		11.36	0.17		0.09	0.26	(0.26)	—	(0.26)	11.36
	3/31/18		11.56	0.21		(0.21)	—	(0.20)	—	(0.20)	11.36
	3/31/17		11.61	0.24		(0.14)	0.10	(0.15)	—	(0.15)	11.56
Retail Class:	3/31/21		11.25	0.13		0.67	0.80	(0.13)	—	(0.13)	11.92
	3/31/20		10.99	0.23		0.23	0.46	(0.20)	—	(0.20)	11.25
	3/31/19		11.00	0.16		0.08	0.24	(0.25)	—	(0.25)	10.99
	3/31/18		11.20	0.19		(0.20)	(0.01)	(0.19)	—	(0.19)	11.00
	3/31/17		11.25	0.23		(0.14)	0.09	(0.14)	—	(0.14)	11.20
Class W:	3/31/21		11.54	0.21		0.68	0.89	(0.19)	—	(0.19)	12.24
	3/31/20		11.29	0.31		0.21	0.52	(0.27)	—	(0.27)	11.54
	3/31/19	††	11.13	0.02		0.26	0.28	(0.12)	—	(0.12)	11.29

82	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate
HIGH-YIELD FUND
Institutional Class:	3/31/21		19.94%	$2,703,046		0.36%		0.34%		5.08%		79%
	3/31/20		(7.96)	2,281,685		0.36		0.35		5.63		42
	3/31/19		6.58	3,105,793		0.36		0.36		5.86		45
	3/31/18		2.72	2,844,390		0.36		0.36		5.19		40
	3/31/17		15.24	2,417,175		0.36		0.36		5.81		52
Advisor Class:	3/31/21		19.84	8,320		0.45		0.44		4.95		79
	3/31/20		(8.08)	4,669		0.47		0.47		5.50		42
	3/31/19		6.34	13,910		0.47		0.47		5.80		45
	3/31/18		2.62	5,199		0.46		0.46		5.03		40
	3/31/17		15.17	5,133		0.43		0.43		5.55		52
Premier Class:	3/31/21		19.74	20,200		0.51		0.49		4.95		79
	3/31/20		(8.09)	19,372		0.51		0.50		5.49		42
	3/31/19		6.41	32,528		0.51		0.51		5.54		45
	3/31/18		2.57	130,399		0.51		0.51		5.02		40
	3/31/17		15.06	144,573		0.51		0.51		5.64		52
Retirement Class:	3/31/21		19.64	306,428		0.61		0.59		4.85		79
	3/31/20		(8.19)	294,164		0.61		0.60		5.39		42
	3/31/19		6.20	385,205		0.61		0.61		5.60		45
	3/31/18		2.47	418,842		0.61		0.61		4.93		40
	3/31/17		14.95	361,397		0.61		0.61		5.55		52
Retail Class:	3/31/21		19.67	276,792		0.65		0.63		4.81		79
	3/31/20		(8.27)	268,804		0.64		0.63		5.35		42
	3/31/19		6.17	324,373		0.63		0.63		5.55		45
	3/31/18		2.47	623,780		0.62		0.62		4.91		40
	3/31/17		15.01	620,629		0.63		0.63		5.53		52
Class W:	3/31/21		20.34	469,612		0.36		0.00		5.42		79
	3/31/20		(7.64)	378,659		0.36		0.00		6.00		42
	3/31/19	††	2.69 [b]	290,227		0.36	[c]	0.00	[c]	6.38	[c]	45
INFLATION-LINKED BOND FUND
Institutional Class:	3/31/21		7.53	1,209,995		0.25		0.23		1.31		27
	3/31/20		4.36	1,692,282		0.26		0.24		2.56		26
	3/31/19		2.67	1,634,250		0.26		0.26		2.12		21
	3/31/18		0.23	2,542,095		0.26		0.26		2.05		17
	3/31/17		1.12	2,163,413		0.26		0.26		2.31		28
Advisor Class:	3/31/21		7.43	123,505		0.34		0.32		1.31		27
	3/31/20		4.38	141,821		0.34		0.32		1.79		26
	3/31/19		2.52	300		0.36		0.36		1.47		21
	3/31/18		0.12	270		0.42		0.41		1.88		17
	3/31/17		1.08	225		0.28		0.28		2.62		28
Premier Class:	3/31/21		7.38	8,211		0.40		0.38		1.34		27
	3/31/20		4.26	3,068		0.41		0.39		2.42		26
	3/31/19		2.44	3,490		0.41		0.41		1.86		21
	3/31/18		0.08	10,811		0.41		0.41		1.90		17
	3/31/17		0.97	11,361		0.41		0.41		2.20		28
Retirement Class:	3/31/21		7.29	178,970		0.50		0.48		1.17		27
	3/31/20		4.18	188,609		0.51		0.49		2.37		26
	3/31/19		2.31	222,321		0.51		0.51		1.50		21
	3/31/18		(0.03)	231,263		0.51		0.51		1.81		17
	3/31/17		0.84	235,188		0.57		0.55		2.07		28
Retail Class:	3/31/21		7.12	150,264		0.56		0.54		1.13		27
	3/31/20		4.07	149,027		0.57		0.55		2.06		26
	3/31/19		2.32	101,245		0.58		0.58		1.46		21
	3/31/18		(0.14)	110,279		0.59		0.59		1.70		17
	3/31/17		0.83	121,954		0.58		0.58		2.03		28
Class W:	3/31/21		7.77	1,746,530		0.25		0.00		1.71		27
	3/31/20		4.67	1,252,667		0.26		0.00		2.70		26
	3/31/19	††	2.56 [b]	1,132,698		0.26	[c]	0.00	[c]	0.31	[c]	21

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	83

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
SHORT DURATION IMPACT BOND FUND
Institutional Class:	3/31/21		$ 9.86	$0.20		$ 0.48	$0.68	$(0.20)	$(0.09)	$(0.29)	$10.25
	3/31/20		10.08	0.28		(0.17)	0.11	(0.28)	(0.05)	(0.33)	9.86
	3/31/19	§	10.00	0.12		0.08	0.20	(0.12)	—	(0.12)	10.08
Advisor Class:	3/31/21		9.86	0.20		0.48	0.68	(0.20)	(0.09)	(0.29)	10.25
	3/31/20		10.08	0.28		(0.17)	0.11	(0.28)	(0.05)	(0.33)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Premier Class:	3/31/21		9.86	0.19		0.48	0.67	(0.19)	(0.09)	(0.28)	10.25
	3/31/20		10.08	0.27		(0.17)	0.10	(0.27)	(0.05)	(0.32)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Retirement Class:	3/31/21		9.86	0.18		0.48	0.66	(0.18)	(0.09)	(0.27)	10.25
	3/31/20		10.08	0.25		(0.16)	0.09	(0.26)	(0.05)	(0.31)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Retail Class:	3/31/21		9.86	0.18		0.48	0.66	(0.18)	(0.09)	(0.27)	10.25
	3/31/20		10.08	0.25		(0.17)	0.08	(0.25)	(0.05)	(0.30)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
SHORT-TERM BOND FUND
Institutional Class:	3/31/21		10.22	0.17		0.26	0.43	(0.17)	(0.01)	(0.18)	10.47
	3/31/20		10.29	0.27		(0.07)	0.20	(0.27)	—	(0.27)	10.22
	3/31/19		10.25	0.26		0.04	0.30	(0.26)	—	(0.26)	10.29
	3/31/18		10.34	0.20		(0.08)	0.12	(0.20)	(0.01)	(0.21)	10.25
	3/31/17		10.34	0.19		—	0.19	(0.19)	(0.00)[d]	(0.19)	10.34
Advisor Class:	3/31/21		10.21	0.16		0.27	0.43	(0.17)	(0.01)	(0.18)	10.46
	3/31/20		10.29	0.26		(0.08)	0.18	(0.26)	—	(0.26)	10.21
	3/31/19		10.24	0.27		0.03	0.30	(0.25)	—	(0.25)	10.29
	3/31/18		10.34	0.20		(0.09)	0.11	(0.20)	(0.01)	(0.21)	10.24
	3/31/17		10.33	0.19		0.01	0.20	(0.19)	(0.00)[d]	(0.19)	10.34
Premier Class:	3/31/21		10.23	0.16		0.26	0.42	(0.16)	(0.01)	(0.17)	10.48
	3/31/20		10.30	0.26		(0.07)	0.19	(0.26)	—	(0.26)	10.23
	3/31/19		10.26	0.25		0.04	0.29	(0.25)	—	(0.25)	10.30
	3/31/18		10.35	0.18		(0.07)	0.11	(0.19)	(0.01)	(0.20)	10.26
	3/31/17		10.35	0.17		—	0.17	(0.17)	(0.00)[d]	(0.17)	10.35
Retirement Class:	3/31/21		10.23	0.15		0.26	0.41	(0.15)	(0.01)	(0.16)	10.48
	3/31/20		10.30	0.25		(0.07)	0.18	(0.25)	—	(0.25)	10.23
	3/31/19		10.26	0.24		0.04	0.28	(0.24)	—	(0.24)	10.30
	3/31/18		10.35	0.17		(0.07)	0.10	(0.18)	(0.01)	(0.19)	10.26
	3/31/17		10.35	0.16		—	0.16	(0.16)	(0.00)[d]	(0.16)	10.35
Retail Class:	3/31/21		10.23	0.14		0.25	0.39	(0.14)	(0.01)	(0.15)	10.47
	3/31/20		10.30	0.24		(0.07)	0.17	(0.24)	—	(0.24)	10.23
	3/31/19		10.26	0.23		0.04	0.27	(0.23)	—	(0.23)	10.30
	3/31/18		10.35	0.17		(0.08)	0.09	(0.17)	(0.01)	(0.18)	10.26
	3/31/17		10.34	0.16		0.01	0.17	(0.16)	(0.00)[d]	(0.16)	10.35
Class W:	3/31/21		10.22	0.20		0.25	0.45	(0.20)	(0.01)	(0.21)	10.46
	3/31/20		10.29	0.30		(0.07)	0.23	(0.30)	—	(0.30)	10.22
	3/31/19	††	10.20	0.15		0.09	0.24	(0.15)	—	(0.15)	10.29

84	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the period				Net assets at		Ratios to average net assets						Portfolio		Portfolio turnover rate excluding
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate		mortgage dollar rolls
SHORT DURATION IMPACT BOND FUND
Institutional Class:	3/31/21		6.92%		$23,952		1.06%		0.35%		1.99%		136%		136%
	3/31/20		1.08		22,112		1.18		0.35		2.77		103		103
	3/31/19	§	1.99	[b]	22,599		2.89	[c]	0.35	[c]	3.17	[c]	39	[b]	39	[b]
Advisor Class:	3/31/21		6.92		1,077		1.06		0.35		1.99		136		136
	3/31/20		1.07		986		1.18		0.35		2.77		103		103
	3/31/19	§	1.93	[b]	1,008		3.27	[c]	0.50	[c]	3.01	[c]	39	[b]	39	[b]
Premier Class:	3/31/21		6.76		1,025		1.21		0.50		1.84		136		136
	3/31/20		0.93		986		1.34		0.50		2.62		103		103
	3/31/19	§	1.93	[b]	1,008		3.42	[c]	0.50	[c]	3.01	[c]	39	[b]	39	[b]
Retirement Class:	3/31/21		6.66		4,737		1.31		0.60		1.72		136		136
	3/31/20		0.83		3,260		1.43		0.60		2.51		103		103
	3/31/19	§	1.90	[b]	1,095		3.50	[c]	0.60	[c]	2.91	[c]	39	[b]	39	[b]
Retail Class:	3/31/21		6.67		2,207		1.40		0.59		1.71		136		136
	3/31/20		0.74		1,233		1.61		0.68		2.44		103		103
	3/31/19	§	1.87	[b]	1,118		3.85	[c]	0.68	[c]	2.84	[c]	39	[b]	39	[b]
SHORT-TERM BOND FUND
Institutional Class:	3/31/21		4.23		666,050		0.26		0.26		1.66		167		161
	3/31/20		1.95		616,292		0.27		0.27		2.63		139		139
	3/31/19		2.99		902,950		0.27		0.27		2.52		118		118
	3/31/18		1.14		1,462,512		0.27		0.27		1.95		77		77
	3/31/17		1.84		1,606,917		0.27		0.27		1.81		103		103
Advisor Class:	3/31/21		4.15		230,355		0.35		0.35		1.57		167		161
	3/31/20		1.76		169,158		0.35		0.35		2.51		139		139
	3/31/19		3.00		7,875		0.40		0.40		2.72		118		118
	3/31/18		1.02		286		0.29		0.29		1.98		77		77
	3/31/17		1.94		100		0.28		0.28		1.81		103		103
Premier Class:	3/31/21		4.07		3,199		0.41		0.41		1.55		167		161
	3/31/20		1.80		4,195		0.42		0.42		2.50		139		139
	3/31/19		2.83		8,522		0.42		0.42		2.39		118		118
	3/31/18		0.99		11,705		0.42		0.42		1.78		77		77
	3/31/17		1.69		14,966		0.42		0.42		1.66		103		103
Retirement Class:	3/31/21		3.97		142,261		0.51		0.51		1.40		167		161
	3/31/20		1.70		112,810		0.52		0.52		2.37		139		139
	3/31/19		2.73		110,523		0.52		0.52		2.31		118		118
	3/31/18		0.89		100,591		0.52		0.52		1.69		77		77
	3/31/17		1.59		107,016		0.52		0.52		1.57		103		103
Retail Class:	3/31/21		3.82		162,317		0.56		0.56		1.37		167		161
	3/31/20		1.65		173,174		0.57		0.57		2.31		139		139
	3/31/19		2.67		111,808		0.58		0.58		2.24		118		118
	3/31/18		0.84		126,010		0.57		0.57		1.65		77		77
	3/31/17		1.62		130,393		0.58		0.58		1.50		103		103
Class W:	3/31/21		4.41		955,303		0.26		0.00		1.91		167		161
	3/31/20		2.22		734,717		0.27		0.00		2.90		139		139
	3/31/19	††	2.38	[b]	843,472		0.27	[c]	0.00	[c]	2.96	[c]	118		118

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	85

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations		Net investment income	Net realized gains	dividends and distributions	value, end of period
SHORT-TERM BOND INDEX FUND
Institutional Class:	3/31/21		$10.12	$0.13		$ 0.02	$ 0.15		$(0.13)	$(0.03)	$(0.16)	$10.11
	3/31/20		9.91	0.22		0.21	0.43		(0.22)	—	(0.22)	10.12
	3/31/19		9.84	0.20		0.08	0.28		(0.21)	—	(0.21)	9.91
	3/31/18		9.97	0.14		(0.13)	0.01		(0.14)	—	(0.14)	9.84
	3/31/17		10.03	0.10		(0.06)	0.04		(0.10)	—	(0.10)	9.97
Advisor Class:	3/31/21		10.12	0.12		0.02	0.14		(0.12)	(0.03)	(0.15)	10.11
	3/31/20		9.91	0.21		0.21	0.42		(0.21)	—	(0.21)	10.12
	3/31/19		9.84	0.20		0.07	0.27		(0.20)	—	(0.20)	9.91
	3/31/18		9.97	0.13		(0.13)	—		(0.13)	—	(0.13)	9.84
	3/31/17		10.03	0.10		(0.06)	0.04		(0.10)	—	(0.10)	9.97
Premier Class:	3/31/21		10.12	0.12		0.01	0.13		(0.12)	(0.03)	(0.15)	10.10
	3/31/20		9.90	0.21		0.22	0.43		(0.21)	—	(0.21)	10.12
	3/31/19		9.83	0.20		0.07	0.27		(0.20)	—	(0.20)	9.90
	3/31/18		9.97	0.13		(0.14)	(0.01)		(0.13)	—	(0.13)	9.83
	3/31/17		10.03	0.09		(0.06)	0.03		(0.09)	—	(0.09)	9.97
Retirement Class:	3/31/21		10.12	0.10		0.03	0.13		(0.11)	(0.03)	(0.14)	10.11
	3/31/20		9.91	0.19		0.22	0.41		(0.20)	—	(0.20)	10.12
	3/31/19		9.84	0.19		0.07	0.26		(0.19)	—	(0.19)	9.91
	3/31/18		9.97	0.12		(0.13)	(0.01)		(0.12)	—	(0.12)	9.84
	3/31/17		10.03	0.08		(0.06)	0.02		(0.08)	—	(0.08)	9.97
Retail Class:	3/31/21		10.12	0.10		0.02	0.12		(0.10)	(0.03)	(0.13)	10.11
	3/31/20		9.91	0.19		0.21	0.40		(0.19)	—	(0.19)	10.12
	3/31/19		9.84	0.18		0.07	0.25		(0.18)	—	(0.18)	9.91
	3/31/18		9.97	0.11		(0.13)	(0.02)		(0.11)	—	(0.11)	9.84
	3/31/17		10.03	0.07		(0.06)	0.01		(0.07)	—	(0.07)	9.97
Class W:	3/31/21		10.12	0.14		0.02	0.16		(0.14)	(0.03)	(0.17)	10.11
	3/31/20		9.91	0.23		0.21	0.44		(0.23)	—	(0.23)	10.12
	3/31/19	††	9.80	0.12		0.11	0.23		(0.12)	—	(0.12)	9.91
MONEY MARKET FUND
Institutional Class:	3/31/21		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
Advisor Class:	3/31/21		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
Premier Class:	3/31/21		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
Retirement Class:	3/31/21		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
Retail Class:	3/31/21		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
§	The Fund commenced operations on November 16, 2018.
††	Class W commenced operations on September 28, 2018.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[f]	Does not include in-kind transactions.

86	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

concluded

				Ratios and supplemental data
	For the period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate
SHORT-TERM BOND INDEX FUND
Institutional Class:	3/31/21		1.45%	$ 77,335		0.11%		0.11%		1.26%		48%
	3/31/20		4.41	54,735		0.13		0.12		2.21		66
	3/31/19		2.92	43,990		0.15		0.06		2.05		61
	3/31/18		0.11	328,156		0.18		0.08		1.45		57
	3/31/17		0.44	165,909		0.25		0.12		1.05		61
Advisor Class:	3/31/21		1.32	696		0.24		0.24		1.14		48
	3/31/20		4.25	645		0.27		0.27		2.09		66
	3/31/19		2.78	868		0.29		0.23		2.08		61
	3/31/18		(0.03)	496		0.38		0.22		1.32		57
	3/31/17		0.44	171		0.25		0.12		1.05		61
Premier Class:	3/31/21		1.30	633		0.26		0.26		1.14		48
	3/31/20		4.25	621		0.28		0.27		2.06		66
	3/31/19		2.77	636		0.31		0.24		2.02		61
	3/31/18		(0.14)	643		0.34		0.23		1.28		57
	3/31/17		0.28	362		0.41		0.27		0.85		61
Retirement Class:	3/31/21		1.20	179,545		0.36		0.36		0.98		48
	3/31/20		4.15	83,232		0.38		0.37		1.96		66
	3/31/19		2.66	52,082		0.40		0.34		1.96		61
	3/31/18		(0.14)	26,749		0.43		0.33		1.22		57
	3/31/17		0.19	10,687		0.50		0.37		0.80		61
Retail Class:	3/31/21		1.12	4,318		0.44		0.44		0.94		48
	3/31/20		4.05	3,115		0.50		0.47		1.87		66
	3/31/19		2.56	2,652		0.58		0.44		1.84		61
	3/31/18		(0.24)	1,990		0.64		0.44		1.06		57
	3/31/17		0.13	1,935		0.55		0.42		0.73		61
Class W:	3/31/21		1.56	803,300		0.11		0.00		1.36		48
	3/31/20		4.53	532,333		0.13		0.00		2.33		66
	3/31/19	††	2.36 [b]	395,924		0.14	[c]	0.00	[c]	2.46	[c]	61	[b]
MONEY MARKET FUND
Institutional Class:	3/31/21		0.10	811,301		0.12		0.12		0.11		—
	3/31/20		1.87	1,089,417		0.13		0.13		1.83		—
	3/31/19		1.98	704,326		0.14		0.14		1.99		—
	3/31/18		0.96	487,762		0.15		0.15		0.95		—
	3/31/17		0.34	458,837		0.14		0.14		0.35		—
Advisor Class:	3/31/21		0.15	1,018		0.08		0.07		0.15		—
	3/31/20		1.86	1,225		0.17		0.17		1.79		—
	3/31/19		1.94	1,426		0.23		0.23		2.14		—
	3/31/18		1.04	100		0.06		0.06		1.03		—
	3/31/17		0.29	100		0.19		0.19		0.29		—
Premier Class:	3/31/21		0.04	36,011		0.27		0.16		0.07		—
	3/31/20		1.73	441,375		0.28		0.28		1.51		—
	3/31/19		1.83	28,209		0.29		0.28		1.82		—
	3/31/18		0.80	44,548		0.29		0.29		0.82		—
	3/31/17		0.19	32,044		0.29		0.29		0.19		—
Retirement Class:	3/31/21		0.04	270,402		0.37		0.18		0.05		—
	3/31/20		1.72	330,963		0.38		0.28		1.68		—
	3/31/19		1.83	210,963		0.39		0.29		1.86		—
	3/31/18		0.70	126,187		0.40		0.40		0.71		—
	3/31/17		0.09	109,765		0.39		0.39		0.09		—
Retail Class:	3/31/21		0.02	311,011		0.47		0.20		0.02		—
	3/31/20		1.54	332,054		0.47		0.46		1.53		—
	3/31/19		1.66	309,452		0.48		0.45		1.65		—
	3/31/18		0.62	303,155		0.48		0.48		0.61		—
	3/31/17		0.03	318,718		0.49		0.45		0.03		—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	87

Notes to financial statements

TIAA-CREF Funds

Note 1—organization

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Index Fund, Core Bond Fund, Core Impact Bond Fund, Core Plus Bond Fund, 5–15 Year Laddered Tax-Exempt Bond Fund, Green Bond Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short Duration Impact Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, and the Money Market Fund (collectively the “Funds” or individually, the “Fund”).

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “change in Net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments” on the Statements of operations, when applicable.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’

88	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New accounting pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 will become effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by Advisors. These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	89

Notes to financial statements

exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Board and are classified as Level 2.

Swap contracts: Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

As of March 31, 2021, 100% of the value of investments in the Short Duration Impact Bond Fund and Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of March 31, 2021, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond Index
Corporate bonds	$—	$5,220,271,520	$—	$5,220,271,520
Government bonds	—	13,641,885,085	—	13,641,885,085
Structured assets	—	533,305,520	—	533,305,520
Short-term investments	47,264,181	420,761,105	—	468,025,286
Total	$47,264,181	$19,816,223,230	$—	$19,863,487,411
Core Bond
Bank loan obligations	$—	$208,193,382	$—	$208,193,382
Corporate bonds	—	3,492,549,605	1,953,812	3,494,503,417
Government bonds	—	3,487,780,805	1,368,413	3,489,149,218
Structured assets	—	1,299,833,903	4,383,078	1,304,216,981
Common stocks	—	696,909	—	696,909
Preferred stocks	9,975,000	—	—	9,975,000
Short-term investments	21,209,160	1,445,302,875	—	1,466,512,035
Forward foreign currency contracts**	—	94,277	—	94,277
Credit default swap contracts**	—	(189,569)	—	(189,569)
Total	$31,184,160	$9,934,262,187	$7,705,303	$9,973,151,650
Core Impact Bond
Bank loan obligations	$—	$7,683,976	$24,594	$7,708,570
Corporate bonds	—	2,645,949,286	—	2,645,949,286
Government bonds	—	2,815,033,914	11,947,282	2,826,981,196
Structured assets	—	577,645,244	6,101,012	583,746,256
Preferred stocks	64,743,010	—	—	64,743,010
Short-term investments	47,966,951	919,685,546	—	967,652,497
Forward foreign currency contracts**	—	506,034	—	506,034
Total	$112,709,961	$6,966,504,000	$18,072,888	$7,097,286,849

90	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Core Plus Bond
Bank loan obligations	$—	$175,784,158	$—	$175,784,158
Corporate bonds	—	2,329,742,134	1,730,291	2,331,472,425
Government bonds	—	1,936,037,444	4,189,004	1,940,226,448
Structured assets	—	898,361,208	12,871,416	911,232,624
Common stocks	—	1,765,198	15	1,765,213
Preferred stocks	18,253,132	—	—	18,253,132
Short-term investments	8,330,743	796,507,973	—	804,838,716
Forward foreign currency contracts**	—	70,707	—	70,707
Credit default swap contracts**	—	(879,095)	—	(879,095)
Total	$26,583,875	$6,137,389,727	$18,790,726	$6,182,764,328
5–15 Year Laddered Tax-Exempt Bond
Long-term municipal bonds	$—	$271,391,083	$1,892,360	$273,283,443
Total	$—	$271,391,083	$1,892,360	$273,283,443
Green Bond
Bank loan obligations	$—	$498,960	$—	$498,960
Corporate bonds	—	22,767,134	—	22,767,134
Government bonds	—	14,173,393	—	14,173,393
Structured assets	—	10,346,095	249,962	10,596,057
Preferred stocks	1,434,120	—	—	1,434,120
Short-term investments	—	1,312,000	—	1,312,000
Total	$1,434,120	$49,097,582	$249,962	$50,781,664
High-Yield
Bank loan obligations	$—	$377,016,613	$—	$377,016,613
Corporate bonds	—	3,210,067,471	1,371,696	3,211,439,167
Common stocks	—	—	80	80
Rights / Warrants	—	—	12,643	12,643
Short-term investments	40,248,079	138,360,678	—	178,608,757
Total	$40,248,079	$3,725,444,762	$1,384,419	$3,767,077,260
Inflation-Linked Bond
Government bonds	$—	$3,395,447,304	$—	$3,395,447,304
Short-term investments	713	23,401,915	—	23,402,628
Futures contracts**	351,072	—	—	351,072
Total	$351,785	$3,418,849,219	$—	$3,419,201,004
Short-Term Bond
Bank loan obligations	$—	$35,663,564	$—	$35,663,564
Corporate bonds	—	743,417,200	—	743,417,200
Government bonds	—	769,152,291	—	769,152,291
Structured assets	—	492,363,920	3,461,312	495,825,232
Short-term investments	1,300,874	107,847,405	—	109,148,279
Futures contracts**	1,806,510	—	—	1,806,510
Total	$3,107,384	$2,148,444,380	$3,461,312	$2,155,013,076
Short-Term Bond Index
Corporate bonds	$—	$251,130,647	$—	$251,130,647
Government bonds	—	809,300,839	—	809,300,839
Short-term investments	$48,683,289	6,750,000	—	55,433,289
Total	$48,683,289	$1,067,181,486	$—	$1,115,864,775

**	Derivative instruments are not reflected in the market value of portfolio investments.

Note 4—investments

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	91

Notes to financial statements

more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.

As of March 31, 2021, securities lending transactions (with the exception of Core Impact Bond Fund and Core Plus Bond Fund) are for fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Core Impact Bond Fund and the Core Plus Bond Fund all loans from securities lending activity are continuous, can be recalled at any time, and have no set maturity. As of March 31, 2021, the Core Impact Bond Fund has $46,316,241 related to fixed income securities and $560,294 related to equity securities. The Core Plus Bond Fund has $8,109,304 related to fixed income securities and $5,630 related to equity securities. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

As of March 31, 2021, the total value of securities on loan and the total value of collateral received were as follows:

Fund	Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received
Bond Index	$48,044,994	$47,264,181	$1,922,665	$49,186,846
Core Bond	20,582,500	21,209,160	—	21,209,160
Core Impact Bond	46,876,535	47,966,951	—	47,966,951
Core Plus Bond	8,114,934	8,330,743	—	8,330,743
High-Yield	38,661,785	40,248,079	—	40,248,079
Inflation-Linked Bond	—	713	—	713
Short-Term Bond	1,271,445	1,300,874	—	1,300,874
Short-Term Bond Index	47,703,659	48,683,289	—	48,683,289
*	May include cash and investment of cash collateral

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

Treasury inflation-protected securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of operations.

Unfunded commitments: Pursuant to the terms of certain loan agreements, the Funds may have unfunded loan commitments. Unfunded commitments are contractual obligations pursuant to which a Fund agrees to invest in a loan at a future date. Each Fund segregates short-term securities or cash having an aggregate value at least equal to the amount of the unfunded loan commitments. If a Fund has unfunded commitments at the end of the reporting period, such amounts are recognized on the Statements of assets and liabilities as “Payable for unfunded loan commitments.”

Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended March 31, 2021 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales
Bond Index	$2,342,244,645	$8,175,636,165	$1,214,564,997	$3,912,132,792
Core Bond	3,178,636,851	16,354,667,835	2,429,136,814	14,315,715,817
Core Impact Bond	3,670,529,383	14,343,939,795	3,698,704,527	12,903,565,613
Core Plus Bond	2,207,243,342	7,454,145,460	1,703,238,632	6,754,839,088
5–15 Year Laddered Tax-Exempt Bond	64,715,376	—	62,024,118	—
Green Bond	29,653,880	1,444,834	12,795,579	1,203,962
High-Yield	3,107,277,315	—	2,836,119,032	—
Inflation-Linked Bond	45,428	937,474,214	23,245,116	1,116,410,230
Short Duration Impact Bond	29,478,263	15,414,986	28,080,542	13,063,682
Short-Term Bond	893,752,377	2,744,806,574	659,648,179	2,583,452,290
Short-Term Bond Index	245,590,680	565,030,653	125,768,679	292,538,946

Note 5—derivative investments

Each of the Funds (other than the Money Market Fund) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statements of operations, when applicable.

At March 31, 2021, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

92	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Core Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	$94,277
Credit contracts			Credit default swap contracts*	$(189,569)
Core Impact Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	506,034
Core Plus Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	70,707
Credit contracts			Credit default swap contracts*	(879,095)
Inflation Linked Bond Fund
Interest-rate contracts	Futures contracts*	351,072
Short-Term Bond Fund
Interest-rate contracts	Futures contracts*	1,806,510
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures and swap contracts.

For the year ended March 31, 2021, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )
Core Bond Fund
Interest-rate contracts	Futures contracts	$17,246	$(15,514)
Foreign-exchange contracts	Forward foreign currency contracts	(450,240)	129,989
Credit contracts	Swap contracts	408,498	(626,933)
Core Impact Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	(1,233,960)	538,806
Core Plus Bond Fund
Interest-rate contracts	Futures contracts	1,115,866	(454,835)
Foreign-exchange contracts	Forward foreign currency contracts	(538,588)	120,039
Credit contracts	Swap contracts	(1,320,469)	(879,095)
High-Yield Fund
Credit contracts	Swap contracts	(40,129)	—
Inflation-Linked Bond Fund
Interest-rate contracts	Futures contracts	311,076	351,072
Short-Term Bond Fund
Interest-rate contracts	Futures contracts	993,730	2,775,766

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended March 31, 2021, the Inflation-Linked Bond Fund and Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 3% of net assets. The futures contracts outstanding as of March 31, 2021 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of assets and liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities. During the year ended March 31, 2021, the Core Bond Fund, Core Impact Bond Fund, and Core Plus Bond Fund had exposure to forward contracts, based on underlying notional values, generally less than 1% of net assets. The forward contracts outstanding as of March 31, 2021 are disclosed in the Summary portfolio of investments and the full Schedules of Investments.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against predefined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	93

Notes to financial statements

likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of assets and liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received, reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of assets and liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended March 31, 2021, Core Bond Fund, Core Plus Bond Fund and High-Yield Fund had exposure to credit default swap contracts, based on underlying notional values, generally less than 1% of net assets. The credit default swap contracts outstanding as of March 31, 2021 are disclosed in the Summary portfolio of investments and the full Schedule of investments.

Note 6—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal

Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2021, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, distribution reallocations, deflation adjustments on Treasury Inflation-Protected Securities, and treatment of notional principal contracts were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Net unrealized appreciation (depreciation): At March 31, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation )	(depreciation	)
Bond Index	$19,359,404,722	$749,055,927	$(244,973,238)	$504,082,689
Core Bond	9,836,662,556	230,243,781	(93,754,687)	136,489,094
Core Impact Bond	7,066,289,905	129,684,227	(98,687,283)	30,996,944
Core Plus Bond	6,116,908,227	154,158,336	(88,302,235)	65,856,101
5–15 Year Laddered Tax-Exempt Bond	260,300,066	16,729,623	(3,746,246)	12,983,377
Green Bond	49,862,324	1,563,700	(644,360)	919,340
High-Yield	3,645,971,016	155,727,555	(34,621,311)	121,106,244
Inflation-Linked Bond	3,157,128,556	268,623,729	(6,551,282)	262,072,447
Short Duration Impact Bond	32,379,476	573,657	(62,680)	510,977
Short-Term Bond	2,139,226,264	26,588,382	(10,801,570)	15,786,812
Short-Term Bond Index	1,109,165,014	7,714,659	(1,014,898)	6,699,761

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

94	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Distributions to shareholders: The tax character of distributions paid to shareholders during the years ended March 31, 2021 and March 31, 2020 was as follows:

	3/31/2021			3/31/2020
	Ordinary	Long-term		Ordinary	Long-term
Fund	income	capital gains	Total	income	capital gains	Total
Bond Index	$419,556,131	$100,895,056	$520,451,187	$426,960,742	$—	$426,960,742
Core Bond	233,661,988	89,759,845	323,421,833	203,596,231	—	203,596,231
Core Impact Bond	178,604,823	74,943,246	253,548,069	141,039,553	2,331,063	143,370,616
Core Plus Bond	155,318,760	27,847,508	183,166,268	148,054,559	—	148,054,559
5–15 Year Laddered Tax-Exempt Bond*	5,473,935	836,536	6,310,471	6,414,050	300,993	6,715,043
Green Bond	1,185,576	561,798	1,747,374	1,205,000	—	1,205,000
High-Yield	194,600,276	—	194,600,276	212,704,986	—	212,704,986
Inflation-Linked Bond	49,129,669	—	49,129,669	72,093,009	—	72,093,009
Short Duration Impact Bond	821,666	45,126	866,792	908,482	—	908,482
Short-Term Bond	36,171,093	—	36,171,093	57,680,033	—	57,680,033
Short-Term Bond Index	11,299,288	2,198,903	13,498,191	13,803,727	—	13,803,727
Money Market	1,478,097	—	1,478,097	25,742,822	—	25,742,822

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2021 and 2020 of $5,363,478 and $5,957,902, respectively.

Components of accumulated earnings: As of March 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Undistributed
	(overdistributed	)	(overdistributed	)	Unrealized		Capital
	ordinary		long-term		appreciation		loss	Late-year
Fund	income		capital gains		(depreciation	)	carryover	loss deferrals	Total
Bond Index	$12,791,779		$15,464,852		$504,082,689		$—	$—	$532,339,320
Core Bond	6,535,163		31,748,129		136,477,381		—	(18,121,149)	156,639,524
Core Impact Bond	3,029,362		—		30,998,987		—	(15,938,674)	18,089,675
Core Plus Bond	12,306,224		68,613,099		65,850,600		—	—	146,769,923
5–15 Year Laddered Tax-Exempt Bond	533,054		819,383		12,983,377		—	—	14,335,814
Green Bond	—		250,000		919,340		—	(73,632)	1,095,708
High-Yield	3,956,438		—		121,106,244		(290,643,464)	—	(165,580,782)
Inflation-Linked Bond	10,022,862		23,890,971		262,072,448		—	—	295,986,281
Short Duration Impact Bond	71,550		123,385		510,977		—	—	705,912
Short-Term Bond	2,628,535		—		15,786,812		—	—	18,415,347
Short-Term Bond Index	763,883		2,562,971		6,699,762		—	—	10,026,616
Money Market	46,505		—		—		—	—	46,505

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of straddle losses, the tax deferral of deflationary adjustments associated with Treasury Inflation-Protected Securities, and the treatment of short term gain as ordinary income for tax purposes.

Capital loss carryovers: At March 31, 2021, the following Fund had capital loss carryovers, which will not expire:

Fund	Short-term	Long-term	Total
High-Yield	$38,341,459	$252,302,005	$290,643,464

For the year ended March 31, 2021, Inflation-Linked Bond, Short-Term Bond, and Short-Term Bond Index Funds utilized $11,020,727, $3,390,735, and $1,312,706 of their capital loss carryovers available. The capital loss carryover for the Inflation-Linked Bond, Short-Term Bond, and Short-Term Bond Index Funds were reduced to zero as a result of this utilization.

Note 7—investment adviser and other transactions with affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	95

Notes to financial statements

(excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. The Management fees and Other expenses of Class W shares that have been waived by Advisors may be incurred directly or indirectly, all or in part, by investors in Class W shares.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of March 31, 2021, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

			Investment
	Investment		management
	management		fee—effective	Service
	fee range		rate	agreement fee	Distribution fee		Maximum expense amounts‡
				Retirement	Premier	Retail	Institutional		Advisor		Premier		Retirement		Retail		Class
Fund				Class	Class	Class	Class		Class		Class		Class		Class		W	§
Bond Index	0.10%		0.10%	0.25%	0.15%	0.25%	0.13%		0.28%		0.28%		0.38%		0.48%		0.13%
Core Bond*	0.25–0.30		0.28	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70		0.35
Core Impact Bond*	0.30–0.35		0.33	0.25	0.15	0.25	0.40		0.55		0.55		0.65		0.75		—
Core Plus Bond*	0.25–0.30		0.28	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70		0.35
5–15 Year Laddered Tax-Exempt Bond*	0.20–0.25		0.25	—	—	0.25	0.30		0.45		—		—		0.65		—
Green Bond*	0.35–0.40		0.40	0.25	0.15	0.25	0.45		0.60		0.60	[a]	0.70	[a]	0.80	[a]	—
High-Yield*	0.30–0.35	[f]	0.34	0.25	0.15	0.25	0.40	[b]	0.55	[b]	0.55	[b]	0.65	[b]	0.75	[b]	0.40	[b]
Inflation-Linked Bond*	0.20–0.25	[g]	0.24	0.25	0.15	0.25	0.30	[c]	0.45	[c]	0.45	[c]	0.55	[c]	0.65	[c]	0.30	[c]
Short Duration Impact Bond*	0.25–0.30		0.30	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70	[d]	—
Short-Term Bond*	0.20–0.25		0.24	0.25	0.15	0.25	0.30		0.45		0.45		0.55		0.65		0.30
Short-Term Bond Index	0.07		0.07	0.25	0.15	0.25	0.12		0.27		0.27		0.37		0.47		0.12
Money Market	0.10		0.10	0.25	0.15	0.25	0.15		0.30		0.30	[e]	0.40	[e]	0.50	[e]	0.15
*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2021. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.
[a]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap for the Green Bond Fund Premier, Retirement and Retail Classes. The expense caps are 0.54% for the Premier Class, 0.54% for the Retirement Class and 0.73% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[b]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap for the High-Yield Fund Institutional, Advisor, Premier, Retirement, Retail and Class W Classes. The expense caps are 0.385% for the Institutional Class, 0.535% for the Advisor Class, 0.535% for the Premier Class, 0.635% for the Retirement Class, 0.735% for the Retail Class and 0.385% for the Class W Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[c]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap for the Inflation-Linked Bond Fund Institutional, Advisor, Premier, Retirement, Retail and Class W Classes. The expense caps are 0.28% for the Institutional Class, 0.43% for the Advisor Class, 0.43% for the Premier Class, 0.53% for the Retirement Class, 0.63 for the Retail Class and 0.28% for the Class W Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[d]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap for the Short Duration Impact Bond Fund Retail Class. The expense cap is 0.585% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[e]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap for the Money Market Fund Premier, Retirement and Retail Classes. The expense caps are 0.27% for the Premier Class, 0.27% for the Retirement Class and 0.43% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[f]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the High-Yield Fund. The investment management fee range after the waiver is 0.285%–0.335% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[g]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Inflation-Linked Bond Fund. The investment management fee range after the waiver is 0.180%–0.230% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended March 31, 2021, these transactions did not materially impact the Funds.

96	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

concluded

As of March 31, 2021, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of March 31, 2021:

			TIAA-CREF		TIAA-CREF
		TIAA-CREF	Lifecycle Index	TIAA-CREF	Managed
Underlying Fund	TIAA	Lifecycle Funds	Funds	Lifestyle Funds	Allocation Fund	TIAA Access	Total
Bond Index	—%	—%	46%	—%	—%	1%	47%
Core Bond	—	55	—	1	—	—	56
Core Plus Bond	—	55	—	8	7	2	72
Green Bond	52	—	—	—	—	—	52
High-Yield	—	12	—	—	—	4	16
Inflation-Linked Bond	—	28	23	—	—	—	51
Short Duration Impact Bond	78	—	—	—	—	—	78
Short-Term Bond	—	44	—	5	—	2	51
Short-Term Bond Index	—	—	74	—	—	—	74
Money Market	—	—	—	—	—	3	3

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of March 31, 2021, one 529 Plan owned 5% of the High-Yield Fund; one 529 Plan owned 7% of the Bond Index Fund; three 529 Plans owned 12%, 6%, and 6%, respectively, of the Inflation-Linked Bond Fund; and one 529 Plan owned 6% of the Money Market Fund.

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended March 31, 2021, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2021, there were no borrowings under this credit facility by the Funds.

Note 10—subsequent event

Advisors has agreed to implement voluntary waivers reducing the management fee breakpoint schedules for several Funds for one year effective May 1, 2021. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period the range paid to Advisors is as follows:

		Investment
		management
Fund	Waiver	fee range
High-Yield	0.015%	0.285%–0.335%
Inflation-Linked Bond	0.020	0.180–0.230

Also, Advisors has agreed to implement voluntary waivers reducing the expense cap for several Funds for one year effective May 1, 2021. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for each Fund is as follows:

		Maximum
Fund	Waiver	expense amounts
Green Bond – Premier Class	0.015%	0.585%
Green Bond – Retirement Class	0.115	0.585
Green Bond – Retail Class	0.075	0.725
High-Yield – Institutional Class	0.015	0.385
High-Yield – Advisor Class	0.015	0.535
High-Yield – Premier Class	0.015	0.535
High-Yield – Retirement Class	0.015	0.635
High-Yield – Retail Class	0.015	0.735
High-Yield – Class W	0.015	0.385
Inflation-Linked Bond – Institutional Class	0.020	0.280
Inflation-Linked Bond – Advisor Class	0.020	0.430
Inflation-Linked Bond – Premier Class	0.020	0.430
Inflation-Linked Bond – Retirement Class	0.020	0.530
Inflation-Linked Bond – Retail Class	0.020	0.630
Inflation-Linked Bond – Class W	0.020	0.280
Short Duration Impact Bond – Institutional Class	0.005	0.345
Short Duration Impact Bond – Retirement Class	0.030	0.570
Short Duration Impact Bond – Retail Class	0.095	0.605
Money Market – Premier Class	0.060	0.240
Money Market – Retirement Class	0.160	0.240
Money Market – Retail Class	0.105	0.395

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	97

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, and TIAA-CREF Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, and TIAA-CREF Money Market Fund, and portfolio of investments, of TIAA-CREF Inflation-Linked Bond Fund (twelve of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2021, the related statements of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2021, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 21, 2021

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

98	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important tax information (unaudited)

For the year ended March 31, 2021, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Long-term
Fund	capital gains
Bond Index	$100,895,056
Core Bond	89,759,845
Core Impact Bond	74,943,246
Core Plus Bond	27,847,508
5–15 Year Laddered Tax-Exempt Bond	836,536
Green Bond	561,798
High-Yield	—
Inflation-Linked Bond	—
Short Duration Impact Bond	45,126
Short-Term Bond	—
Short-Term Bond Index	2,198,903
Money Market	—

The 5–15 Year Laddered Tax-Exempt Bond Fund paid distributions to shareholders during the year ended March 31, 2021 and the year ended March 31, 2020, totaling $6,310,471 and $6,715,043, of which $5,363,478 and $5,957,902, respectively, were exempt from federal income tax and have been designated as Exempt Interest Dividends.

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:

Fund	Percentage
Bond Index	90.4%
Core Bond	76.7
Core Impact Bond	62.1
Core Plus Bond	88.8
Green Bond	80.1
High-Yield	97.7
Inflation-Linked Bond	100.0
Short Duration Impact Bond	76.4
Short-Term Bond	94.9
Short-Term Bond Index	98.8
Money Market	100.0

The Funds hereby designate their percentages of dividends paid from net ordinary income as dividends qualifying as Interest-Related Dividends and/or short-term capital gain dividends as defined in Internal Revenue Code Section 871(k) for the taxable periods ending December 31, 2020 and March 31, 2021.

	4/1/2020–	1/1/2021–
Fund	12/31/2020	3/31/2021
Bond Index	89.3%	88.9%
Core Bond	78.3	74.6
Core Impact Bond	75.6	73.3
Core Plus Bond	75.9	67.6
Green Bond	66.0	65.7
High-Yield	83.5	86.5
Inflation-Linked Bond	99.4	96.1
Short Duration Impact Bond	71.8	69.8
Short-Term Bond	65.2	61.9
Short-Term Bond Index	84.8	82.7
Money Market	99.9	99.7

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2021, which will be reported in conjunction with your 2021 Form 1099-DIV.

By early 2022, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	99

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 12, 2021

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	88	Board Member, Lumina Foundation and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management, Northwestern University (2002–2011 and since 2013), Senior Associate Dean for Strategy and Academics (since 2020) and Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	88	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC; Member of the Executive Board, American Economic Association.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (2014–2021) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011; Chairman for term ending June 30, 2023. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	88	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	88	Director, National Bureau of Economic Research; Trustee, Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

100	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, TheraTrue Inc.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President (2019–2020), Vice President (2013–2018), Society of Financial Studies. President (since 2020), Vice President (2019–2020) American Finance Association.	88	Texa$aver Product Committee Member, Employees Retirement System of Texas.

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Chief Executive Officer and President of CREF and TIAA Separate Account VA-1. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
David Nason TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	101

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds   ■  May 12, 2021

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

102	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a videoconference meeting on March 12, 2021, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class shares as the base share class for comparison purposes.

In advance of the Board meeting held on March 12, 2021, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any contractual fee rate, fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	103

Approval of investment management agreement (unaudited)

their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading, and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. Additionally, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations.

On March 4, 2021, the Board held a videoconference meeting with legal counsel to the Trustees to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 12, 2021 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 12, 2021 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 12, 2021 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee and its other Committees receive and discuss information regarding the performance of the Funds and other matters. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 12, 2021, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In

104	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances where a Fund’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. The Board also reviewed the three-year performance of the Bond Index and Short-Term Bond Index Funds (the “Index Funds”) before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable on each Index Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered, in those cases in which a Fund had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2020. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it earned profits with respect to some of the Funds under the Agreement for the one-year period ended December 31, 2020. However, with respect to the Green Bond, Short-Term Bond Index, Short Duration Impact Bond, 5–15 Year Laddered Tax-Exempt Bond and Money Market Funds, Advisors calculated that it had incurred losses.

The Board considered Advisors’ voluntary reduction of certain Funds’ management fee rates: 0.015% for the High-Yield Fund and 0.020% for the Inflation-Linked Bond Fund during the year ending April 30, 2021 and Advisors commitment to continue these voluntary waivers for the year ending April 30, 2022. The Board acknowledged Advisors’ contractual reduction of the International Bond Fund’s management fees by 0.05% in 2020. The Board also considered the contractual reduction of management fees for the Bond Index Fund by 0.03% and for the Short-Term Bond Index Fund by 0.01% starting August 1, 2021 and the further contractual reduction of these fees for these Funds by 0.01% each starting August 1, 2022. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. With respect to those Funds for which the Agreement was calculated by Advisors to be profitable to Advisors in 2020, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for many actively-managed Funds that were currently profitable to Advisors affected Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the contractual fee reductions and one-year voluntary advisory fee waivers agreed to by Advisors,

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	105

Approval of investment management agreement (unaudited)

as noted above. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including other mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. In particular, the Board reviewed the management fee rates Advisors charges to separately managed accounts and a UCITS series that have similar mandates to the Core Bond, Core Bond Plus and Core Impact Bond Funds and the performance of such accounts/series. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. References to “adjusted” relative gross performance means the performance of a Fund minus the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable. All time periods referenced below are ended December 31, 2020. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2020. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements. For reference, one basis point equals 0.01%. Statements below regarding “net profit” or “net loss” refer to whether Advisors calculated that it earned a profit or incurred a loss for the services that it rendered to a Fund during 2020 under the Agreement.

Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	Effective August 1, 2021, the Fund’s contractual management fee rate will be reduced to 0.07% of average daily net assets, and effective August 1, 2022, the Fund’s contractual management fee rate will be reduced to 0.06% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 2 out of 5 funds, 2 out of 5 funds and 1 out of 5 funds within the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 1st quintiles, respectively, of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	For the three-year period, the Fund’s adjusted relative gross performance was the same as compared to its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

106	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Core Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.277% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Universe, while the Fund’s actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 5th, 4th, 4th and 3rd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 3rd, 2nd and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Core Impact Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.331% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 2nd quintiles, respectively, of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 2nd quintiles, respectively, of its Expense Universe.
•	The Fund was in the 5th, 4th and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 4th, 3rd and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Core Plus Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.283% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 3rd quintile of its Performance Group and 4th, 3rd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

5–15 Year Laddered Tax-Exempt Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, which includes breakpoints that would reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.25% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 4th, 1st, 2nd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Green Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.40% of average daily net assets, which includes breakpoints that would reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.40% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 3rd quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd quintile of both its Performance Group and its Performance Universe for the one-year and since-inception periods.
•	The Fund does not have enough performance history to have received an Overall Morningstar Rating.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

High-Yield Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.337% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.015% for the year ended April 30, 2021.
•	Effective May 1, 2021, Advisors has voluntarily agreed to continue to reduce the Fund’s management fee rate by 0.015% through April 30, 2022.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th, 4th, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 3rd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	107

Approval of investment management agreement (unaudited)	concluded

•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Inflation-Linked Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.238% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.020% for the year ended April 30, 2021.
•	Effective May 1, 2021, Advisors has voluntarily agreed to continue to reduce the Fund’s management fee rate by 0.020% through April 30, 2022.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 4th quintile of its Performance Group for the one-, three- and five- year periods and ranked 5 out of 5 funds within its Performance Group for the ten-year period. The Fund was in the 4th, 4th, 4th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st, 1st, 1st and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	Money market funds are not rated by Morningstar.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Short Duration Impact Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, which includes breakpoints that would reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.30% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-year and since-inception periods.
•	The Fund does not have enough performance history to have received an Overall Morningstar Rating.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Short-Term Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.244% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th, 5th, 4th and 3rd quintiles of its Performance Group for the one-, three-, five-and ten-year periods, respectively. The Fund was in the 3rd, 3rd, 3rd and 2nd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Short-Term Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.07% of average daily net assets.
•	Effective August 1, 2021, the Fund’s contractual management fee rate will be reduced to 0.06% of average daily net assets, and effective August 1, 2022, the Fund’s contractual management fee rate will be reduced to 0.05% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 1st quintiles of both its Expense Group and its Expense Universe, respectively.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Bloomberg Barclays 1–3 Year Government/Credit Bond Index, differed by –1 basis point.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

108	2021 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 9, 2021 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Annual Report	109

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How to reach us

Websites

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For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

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Item 2. Code of Conduct.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no material amendments to the code of conduct.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e) Not applicable.

2(f) A copy of the current code of conduct is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal years ended March 31, 2021 and March 31, 2020 may not align with the figures reported and filed with the Securities and Exchange Commission in Form N-CEN or Form N-CSR for each period, respectively, (SEC File No. 811-09301) because the fees disclosed in this statement reflect fees updated after the date of that Form N-CEN or Form N-CSR for the relevant periods.

4(a) Audit Fees.

For the fiscal years ended March 31, 2021 and March 31, 2020, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $628,830 and $662,567, respectively.

4(b) Audit Related Fees.

For the fiscal years ended March 31, 2021 and March 31, 2020, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended March 31, 2021 and March 31, 2020, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended March 31, 2021 and March 31, 2020, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended March 31, 2021 and March 31, 2020, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended March 31, 2021 and March 31, 2020, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $5,500, respectively.

For the fiscal years ended March 31, 2021 and March 31, 2020, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2021 and March 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2021 and March 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2021 and March 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2021 and March 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2021 and March 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2021 and March 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2021 and March 31, 2020, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $371,750 and $329,750, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2021

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.4%

CORPORATE BONDS - 26.7%

AUTOMOBILES & COMPONENTS - 0.1%
$250,000	Aptiv plc	4.250%	01/15/26	$280,875
100,000	Aptiv plc	4.350	03/15/29	112,640
100,000	Aptiv plc	4.400	10/01/46	106,917
575,000	Aptiv plc	5.400	03/15/49	702,686
200,000	BorgWarner, Inc	3.375	03/15/25	216,599
1,650,000	BorgWarner, Inc	2.650	07/01/27	1,713,260
200,000	BorgWarner, Inc	4.375	03/15/45	213,917
600,000	Delphi Corp	4.150	03/15/24	654,343
125,000	General Motors Co	4.875	10/02/23	136,844
500,000	General Motors Co	5.400	10/02/23	542,911
500,000	General Motors Co	6.125	10/01/25	587,954
500,000	General Motors Co	4.200	10/01/27	548,728
500,000	General Motors Co	6.800	10/01/27	620,281
700,000	General Motors Co	5.000	10/01/28	802,206
900,000	General Motors Co	6.600	04/01/36	1,168,141
700,000	General Motors Co	5.150	04/01/38	801,557
150,000	General Motors Co	6.250	10/02/43	192,103
175,000	General Motors Co	5.200	04/01/45	200,937
350,000	General Motors Co	6.750	04/01/46	472,442
500,000	General Motors Co	5.400	04/01/48	592,716
900,000	General Motors Co	5.950	04/01/49	1,142,026
175,000	Harley-Davidson, Inc	3.500	07/28/25	186,207
200,000	Harley-Davidson, Inc	4.625	07/28/45	207,602
800,000	Lear Corp	3.800	09/15/27	871,034
400,000	Lear Corp	4.250	05/15/29	443,155
500,000	Lear Corp	3.500	05/30/30	521,292
550,000	Lear Corp	5.250	05/15/49	644,415
300,000	Magna International, Inc	3.625	06/15/24	324,357
600,000	Magna International, Inc	4.150	10/01/25	672,596
175,000	Magna International, Inc	2.450	06/15/30	176,078
500,000	Toyota Motor Corp	2.157	07/02/22	511,535
300,000	Toyota Motor Corp	3.419	07/20/23	319,864
1,000,000	Toyota Motor Corp	0.681	03/25/24	999,771
750,000	Toyota Motor Corp	2.358	07/02/24	790,115
1,000,000	Toyota Motor Corp	1.339	03/25/26	997,439
300,000	Toyota Motor Corp	3.669	07/20/28	333,184
750,000	Toyota Motor Corp	2.760	07/02/29	781,150
1,000,000	Toyota Motor Corp	2.362	03/25/31	1,004,592
	TOTAL AUTOMOBILES & COMPONENTS			21,594,469

BANKS - 4.3%
300,000	Australia & New Zealand Banking Group Ltd	2.625	05/19/22	307,940
550,000	Australia & New Zealand Banking Group Ltd	2.625	11/09/22	570,789
1

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Australia & New Zealand Banking Group Ltd	2.050%	11/21/22	$1,027,809
525,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	583,182
1,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.875	09/18/23	1,002,667
1,000,000	Banco Bilbao Vizcaya Argentaria S.A.	1.125	09/18/25	982,033
600,000	Banco Santander S.A.	3.500	04/11/22	618,128
800,000	Banco Santander S.A.	3.125	02/23/23	836,975
1,200,000	Banco Santander S.A.	3.848	04/12/23	1,276,057
800,000	Banco Santander S.A.	2.706	06/27/24	844,125
600,000	Banco Santander S.A.	2.746	05/28/25	626,898
400,000	Banco Santander S.A.	5.179	11/19/25	453,791
1,600,000	Banco Santander S.A.	1.849	03/25/26	1,596,935
600,000	Banco Santander S.A.	4.250	04/11/27	669,119
675,000	Banco Santander S.A.	3.800	02/23/28	728,411
1,800,000	Banco Santander S.A.	4.379	04/12/28	2,005,877
600,000	Banco Santander S.A.	3.306	06/27/29	635,936
400,000	Banco Santander S.A.	3.490	05/28/30	416,437
2,000,000	Banco Santander S.A.	2.749	12/03/30	1,905,049
1,000,000	Banco Santander S.A.	2.958	03/25/31	994,231
850,000	Bancolombia S.A.	3.000	01/29/25	868,275
1,200,000	Bank of America Corp	2.816	07/21/23	1,235,338
3,500,000	Bank of America Corp	4.125	01/22/24	3,825,481
1,475,000	Bank of America Corp	4.200	08/26/24	1,626,859
2,500,000	Bank of America Corp	0.810	10/24/24	2,506,196
10,300,000	Bank of America Corp	3.458	03/15/25	11,059,831
3,550,000	Bank of America Corp	3.950	04/21/25	3,892,426
3,000,000	Bank of America Corp	0.981	09/25/25	2,992,199
3,000,000	Bank of America Corp	3.093	10/01/25	3,201,708
725,000	Bank of America Corp	2.456	10/22/25	759,938
4,000,000	Bank of America Corp	3.366	01/23/26	4,306,338
3,000,000	Bank of America Corp	2.015	02/13/26	3,072,745
5,000,000	Bank of America Corp	1.319	06/19/26	4,984,748
4,500,000	Bank of America Corp	1.197	10/24/26	4,441,671
5,000,000	Bank of America Corp	1.658	03/11/27	5,015,098
7,800,000	Bank of America Corp	3.559	04/23/27	8,487,748
2,000,000	Bank of America Corp	3.593	07/21/28	2,170,599
5,690,000	Bank of America Corp	3.419	12/20/28	6,110,378
1,250,000	Bank of America Corp	3.970	03/05/29	1,377,332
1,400,000	Bank of America Corp	4.271	07/23/29	1,574,030
3,075,000	Bank of America Corp	3.974	02/07/30	3,412,898
1,675,000	Bank of America Corp	3.194	07/23/30	1,758,295
1,050,000	Bank of America Corp	2.884	10/22/30	1,079,436
4,000,000	Bank of America Corp	2.496	02/13/31	3,963,172
1,750,000	Bank of America Corp	2.592	04/29/31	1,746,346
3,000,000	Bank of America Corp	1.898	07/23/31	2,818,018
3,000,000	Bank of America Corp	1.922	10/24/31	2,823,197
3,000,000	Bank of America Corp	2.651	03/11/32	3,007,660
1,500,000	Bank of America Corp	6.110	01/29/37	1,986,285
4,500,000	Bank of America Corp	4.078	04/23/40	4,983,743
6,000,000	Bank of America Corp	2.676	06/19/41	5,617,092
1,500,000	Bank of America Corp	5.000	01/21/44	1,845,811
2,800,000	Bank of America Corp	4.443	01/20/48	3,254,220
3,000,000	Bank of America Corp	3.946	01/23/49	3,282,339
1,250,000	Bank of America Corp	4.330	03/15/50	1,441,363
1,500,000	Bank of America Corp	4.083	03/20/51	1,665,461
2

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Bank of America Corp	2.831%	10/24/51	$918,080
1,950,000		Bank of America Corp	3.483	03/13/52	1,987,024
550,000		Bank of America NA	3.335	01/25/23	563,161
1,500,000		Bank of Montreal	2.900	03/26/22	1,538,681
850,000		Bank of Montreal	2.350	09/11/22	876,072
1,000,000		Bank of Montreal	2.050	11/01/22	1,027,037
350,000		Bank of Montreal	2.550	11/06/22	361,260
2,000,000		Bank of Montreal	0.450	12/08/23	1,993,435
1,425,000		Bank of Montreal	3.300	02/05/24	1,528,499
1,000,000		Bank of Montreal	2.500	06/28/24	1,055,177
750,000		Bank of Montreal	1.850	05/01/25	768,768
1,000,000		Bank of Montreal	0.949	01/22/27	973,929
750,000		Bank of Montreal	4.338	10/05/28	812,163
425,000		Bank of Montreal	3.803	12/15/32	466,846
750,000	e	Bank of Montreal	4.800	N/A‡	786,375
1,000,000		Bank of Nova Scotia	1.875	04/26/21	1,000,978
1,000,000		Bank of Nova Scotia	2.000	11/15/22	1,026,746
375,000		Bank of Nova Scotia	2.375	01/18/23	387,947
750,000		Bank of Nova Scotia	1.950	02/01/23	771,002
750,000		Bank of Nova Scotia	1.625	05/01/23	768,931
1,000,000		Bank of Nova Scotia	0.550	09/15/23	1,000,205
750,000		Bank of Nova Scotia	2.200	02/03/25	777,906
2,000,000		Bank of Nova Scotia	1.300	06/11/25	2,005,632
1,550,000		Bank of Nova Scotia	4.500	12/16/25	1,760,121
1,000,000		Bank of Nova Scotia	2.700	08/03/26	1,059,695
2,000,000		Barclays Bank plc	1.700	05/12/22	2,027,639
2,000,000		Barclays plc	3.200	08/10/21	2,019,797
1,500,000		Barclays plc	3.684	01/10/23	1,534,253
1,500,000		Barclays plc	4.610	02/15/23	1,549,779
525,000		Barclays plc	4.338	05/16/24	562,160
200,000		Barclays plc	4.375	09/11/24	218,596
2,000,000		Barclays plc	1.007	12/10/24	1,998,354
1,425,000		Barclays plc	3.650	03/16/25	1,531,558
2,750,000		Barclays plc	3.932	05/07/25	2,968,245
975,000		Barclays plc	4.375	01/12/26	1,086,553
2,000,000		Barclays plc	2.852	05/07/26	2,093,680
800,000		Barclays plc	5.200	05/12/26	903,440
700,000		Barclays plc	4.337	01/10/28	776,834
1,975,000		Barclays plc	4.836	05/09/28	2,201,468
1,500,000		Barclays plc	4.972	05/16/29	1,724,761
1,000,000		Barclays plc	5.088	06/20/30	1,132,591
2,000,000		Barclays plc	2.645	06/24/31	1,965,072
1,500,000		Barclays plc	2.667	03/10/32	1,464,209
1,750,000		Barclays plc	3.564	09/23/35	1,752,520
1,000,000		Barclays plc	3.811	03/10/42	979,637
775,000		Barclays plc	5.250	08/17/45	956,992
575,000		Barclays plc	4.950	01/10/47	694,411
500,000		BBVA USA	3.500	06/11/21	501,615
500,000		BBVA USA	2.875	06/29/22	514,168
1,000,000		BBVA USA	2.500	08/27/24	1,051,170
500,000		BBVA USA	3.875	04/10/25	546,297
675,000		BNP Paribas S.A.	3.250	03/03/23	710,968
1,350,000		BNP Paribas S.A.	4.250	10/15/24	1,494,235
3

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,100,000	g	BNP Paribas S.A.	1.904%	09/30/28	$1,081,201
500,000		Canadian Imperial Bank of Commerce	2.550	06/16/22	513,485
800,000		Canadian Imperial Bank of Commerce	0.950	06/23/23	807,082
1,000,000		Canadian Imperial Bank of Commerce	2.606	07/22/23	1,026,735
500,000		Canadian Imperial Bank of Commerce	3.500	09/13/23	536,660
2,000,000		Canadian Imperial Bank of Commerce	0.500	12/14/23	1,992,150
750,000		Canadian Imperial Bank of Commerce	3.100	04/02/24	798,884
1,000,000		Canadian Imperial Bank of Commerce	2.250	01/28/25	1,037,019
1,000,000		Canadian Imperial Bank of Commerce	0.950	10/23/25	980,722
3,000,000		CitiBank NA	2.844	05/20/22	3,009,518
2,000,000		CitiBank NA	3.650	01/23/24	2,165,240
1,250,000		Citigroup, Inc	2.350	08/02/21	1,258,786
100,000		Citigroup, Inc	2.900	12/08/21	101,590
3,000,000		Citigroup, Inc	4.500	01/14/22	3,097,230
425,000		Citigroup, Inc	2.312	11/04/22	429,523
800,000		Citigroup, Inc	3.142	01/24/23	816,608
4,600,000		Citigroup, Inc	3.500	05/15/23	4,866,624
1,400,000		Citigroup, Inc	2.876	07/24/23	1,442,078
1,500,000		Citigroup, Inc	4.044	06/01/24	1,607,756
500,000		Citigroup, Inc	4.000	08/05/24	546,021
3,250,000		Citigroup, Inc	0.776	10/30/24	3,247,792
7,500,000		Citigroup, Inc	3.352	04/24/25	8,026,571
1,000,000		Citigroup, Inc	3.700	01/12/26	1,098,323
750,000		Citigroup, Inc	4.600	03/09/26	846,290
3,000,000		Citigroup, Inc	3.106	04/08/26	3,202,389
1,100,000		Citigroup, Inc	4.300	11/20/26	1,227,020
4,000,000		Citigroup, Inc	1.122	01/28/27	3,912,682
1,500,000		Citigroup, Inc	4.450	09/29/27	1,692,880
1,000,000		Citigroup, Inc	3.668	07/24/28	1,093,623
2,025,000		Citigroup, Inc	4.125	07/25/28	2,240,918
4,000,000		Citigroup, Inc	4.075	04/23/29	4,450,001
1,750,000		Citigroup, Inc	3.980	03/20/30	1,937,344
1,500,000		Citigroup, Inc	2.976	11/05/30	1,551,282
5,000,000		Citigroup, Inc	2.666	01/29/31	5,023,631
2,200,000		Citigroup, Inc	4.412	03/31/31	2,510,667
6,000,000		Citigroup, Inc	2.572	06/03/31	5,995,308
175,000		Citigroup, Inc	6.625	06/15/32	231,754
750,000		Citigroup, Inc	3.878	01/24/39	810,061
325,000		Citigroup, Inc	8.125	07/15/39	533,606
350,000		Citigroup, Inc	5.875	01/30/42	475,048
400,000		Citigroup, Inc	6.675	09/13/43	584,593
125,000		Citigroup, Inc	5.300	05/06/44	158,201
675,000		Citigroup, Inc	4.650	07/30/45	806,227
3,075,000		Citigroup, Inc	4.750	05/18/46	3,664,466
5,075,000		Citigroup, Inc	4.650	07/23/48	6,227,369
150,000		Citizens Bank NA	2.550	05/13/21	150,071
350,000		Citizens Bank NA	2.650	05/26/22	358,279
500,000		Citizens Bank NA	3.700	03/29/23	529,737
350,000		Citizens Bank NA	2.250	04/28/25	363,161
250,000		Citizens Bank NA	3.750	02/18/26	274,951
100,000		Citizens Financial Group, Inc	2.375	07/28/21	100,480
500,000		Citizens Financial Group, Inc	2.850	07/27/26	530,219
200,000		Citizens Financial Group, Inc	2.500	02/06/30	198,191
450,000		Citizens Financial Group, Inc	3.250	04/30/30	477,831
4

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$850,000	g	Citizens Financial Group, Inc	2.638%	09/30/32	$813,875
500,000		Comerica Bank	2.500	07/23/24	528,605
200,000		Comerica Bank	4.000	07/27/25	221,269
625,000		Comerica, Inc	3.700	07/31/23	668,283
550,000		Comerica, Inc	4.000	02/01/29	613,916
925,000		Cooperatieve Rabobank UA	2.750	01/10/22	942,877
575,000		Cooperatieve Rabobank UA	3.950	11/09/22	605,424
425,000		Cooperatieve Rabobank UA	4.625	12/01/23	465,764
2,000,000		Cooperatieve Rabobank UA	0.375	01/12/24	1,989,578
2,050,000		Cooperatieve Rabobank UA	3.375	05/21/25	2,235,751
600,000		Cooperatieve Rabobank UA	4.375	08/04/25	664,473
2,700,000		Cooperatieve Rabobank UA	3.750	07/21/26	2,944,636
550,000		Cooperatieve Rabobank UA	5.250	05/24/41	711,558
400,000		Cooperatieve Rabobank UA	5.750	12/01/43	537,133
1,600,000		Cooperatieve Rabobank UA	5.250	08/04/45	2,046,251
300,000		Discover Bank	3.200	08/09/21	302,265
1,300,000		Discover Bank	3.350	02/06/23	1,360,078
1,350,000		Discover Bank	4.200	08/08/23	1,456,621
1,000,000		Discover Bank	2.450	09/12/24	1,046,740
200,000		Discover Bank	4.250	03/13/26	223,547
1,125,000		Discover Bank	3.450	07/27/26	1,217,444
300,000		Discover Bank	4.682	08/09/28	319,980
350,000		Discover Bank	4.650	09/13/28	399,854
325,000		Discover Bank	2.700	02/06/30	327,203
200,000		Fifth Third Bancorp	3.500	03/15/22	205,437
750,000		Fifth Third Bancorp	2.600	06/15/22	768,496
450,000		Fifth Third Bancorp	4.300	01/16/24	492,062
675,000		Fifth Third Bancorp	3.650	01/25/24	727,253
1,000,000		Fifth Third Bancorp	2.375	01/28/25	1,042,623
300,000		Fifth Third Bancorp	2.550	05/05/27	312,099
500,000		Fifth Third Bancorp	3.950	03/14/28	565,327
140,000		Fifth Third Bancorp	8.250	03/01/38	226,012
650,000		Fifth Third Bank	3.350	07/26/21	654,506
500,000		Fifth Third Bank	1.800	01/30/23	512,652
300,000		Fifth Third Bank	3.950	07/28/25	333,986
2,400,000		Fifth Third Bank	3.850	03/15/26	2,641,979
1,000,000		Fifth Third Bank	2.250	02/01/27	1,035,621
500,000		First Citizens BancShares, Inc	3.375	03/15/30	504,922
500,000		First Horizon Bank	5.750	05/01/30	601,327
500,000		First Horizon National Corp	3.550	05/26/23	528,542
500,000		First Horizon National Corp	4.000	05/26/25	548,729
2,200,000		First Republic Bank	2.500	06/06/22	2,249,157
500,000		First Republic Bank	1.912	02/12/24	511,719
175,000		First Republic Bank	4.375	08/01/46	200,689
550,000		FNB Corp	2.200	02/24/23	560,733
33,000		HSBC Bank USA NA	7.000	01/15/39	48,777
600,000		HSBC Holdings plc	3.033	11/22/23	624,039
2,625,000		HSBC Holdings plc	4.250	03/14/24	2,856,931
2,325,000		HSBC Holdings plc	3.950	05/18/24	2,481,376
450,000		HSBC Holdings plc	4.250	08/18/25	494,800
2,000,000		HSBC Holdings plc	2.633	11/07/25	2,090,213
1,875,000		HSBC Holdings plc	4.300	03/08/26	2,098,899
825,000		HSBC Holdings plc	1.645	04/18/26	825,506
5

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,475,000		HSBC Holdings plc	3.900%	05/25/26	$2,729,034
1,500,000		HSBC Holdings plc	2.099	06/04/26	1,525,311
1,100,000		HSBC Holdings plc	4.292	09/12/26	1,217,527
450,000		HSBC Holdings plc	4.375	11/23/26	501,207
4,000,000		HSBC Holdings plc	1.589	05/24/27	3,936,480
3,925,000		HSBC Holdings plc	4.041	03/13/28	4,296,903
5,000,000		HSBC Holdings plc	2.013	09/22/28	4,913,286
2,775,000		HSBC Holdings plc	4.583	06/19/29	3,118,538
4,000,000		HSBC Holdings plc	3.973	05/22/30	4,328,421
3,000,000		HSBC Holdings plc	2.848	06/04/31	3,000,285
750,000		HSBC Holdings plc	2.357	08/18/31	721,783
300,000		HSBC Holdings plc	6.500	05/02/36	393,349
2,700,000		HSBC Holdings plc	6.500	09/15/37	3,592,670
200,000		HSBC Holdings plc	6.800	06/01/38	274,295
550,000		HSBC Holdings plc	6.100	01/14/42	759,179
1,175,000		HSBC Holdings plc	5.250	03/14/44	1,433,757
1,250,000		HSBC USA, Inc	3.500	06/23/24	1,351,001
183,000		Huntington Bancshares, Inc	2.300	01/14/22	185,594
1,000,000		Huntington Bancshares, Inc	2.625	08/06/24	1,054,931
500,000		Huntington Bancshares, Inc	4.000	05/15/25	554,085
1,000,000		Huntington Bancshares, Inc	2.550	02/04/30	1,002,522
300,000		Huntington National Bank	3.125	04/01/22	307,577
375,000		Huntington National Bank	1.800	02/03/23	383,519
300,000		Industrial & Commercial Bank of China Ltd	2.635	05/26/21	300,749
250,000		Industrial & Commercial Bank of China Ltd	2.452	10/20/21	251,985
4,750,000		Industrial & Commercial Bank of China Ltd	3.538	11/08/27	5,194,568
750,000		ING Groep NV	3.150	03/29/22	770,667
1,200,000		ING Groep NV	4.100	10/02/23	1,299,138
575,000		ING Groep NV	3.550	04/09/24	618,997
1,250,000		ING Groep NV	3.950	03/29/27	1,385,139
1,500,000	h	ING Groep NV	1.726	04/01/27	1,500,867
500,000		ING Groep NV	4.550	10/02/28	572,085
1,325,000		ING Groep NV	4.050	04/09/29	1,474,133
475,000	h	ING Groep NV	2.727	04/01/32	474,715
800,000		JPMorgan Chase & Co	3.250	09/23/22	834,641
3,150,000		JPMorgan Chase & Co	2.972	01/15/23	3,213,003
3,075,000		JPMorgan Chase & Co	3.200	01/25/23	3,230,009
2,100,000		JPMorgan Chase & Co	3.207	04/01/23	2,156,991
500,000		JPMorgan Chase & Co	3.375	05/01/23	529,223
625,000		JPMorgan Chase & Co	2.700	05/18/23	652,026
475,000		JPMorgan Chase & Co	3.875	02/01/24	517,405
4,400,000		JPMorgan Chase & Co	3.559	04/23/24	4,663,134
1,525,000		JPMorgan Chase & Co	3.625	05/13/24	1,662,128
2,000,000		JPMorgan Chase & Co	1.514	06/01/24	2,041,505
1,575,000		JPMorgan Chase & Co	3.797	07/23/24	1,685,749
2,675,000		JPMorgan Chase & Co	3.875	09/10/24	2,932,611
3,000,000		JPMorgan Chase & Co	0.653	09/16/24	3,005,834
975,000		JPMorgan Chase & Co	4.023	12/05/24	1,057,799
625,000		JPMorgan Chase & Co	3.125	01/23/25	669,614
475,000		JPMorgan Chase & Co	0.563	02/16/25	471,469
1,200,000		JPMorgan Chase & Co	3.220	03/01/25	1,280,254
2,125,000		JPMorgan Chase & Co	3.900	07/15/25	2,345,764
2,000,000		JPMorgan Chase & Co	2.301	10/15/25	2,081,872
2,000,000		JPMorgan Chase & Co	2.005	03/13/26	2,056,700
6

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$3,125,000	JPMorgan Chase & Co	3.300%	04/01/26	$3,400,224
2,000,000	JPMorgan Chase & Co	2.083	04/22/26	2,054,129
1,450,000	JPMorgan Chase & Co	3.200	06/15/26	1,567,508
1,000,000	JPMorgan Chase & Co	2.950	10/01/26	1,069,618
4,000,000	JPMorgan Chase & Co	1.045	11/19/26	3,906,826
1,350,000	JPMorgan Chase & Co	4.125	12/15/26	1,520,433
2,450,000	JPMorgan Chase & Co	3.960	01/29/27	2,709,595
4,000,000	JPMorgan Chase & Co	1.040	02/04/27	3,901,342
250,000	JPMorgan Chase & Co	4.250	10/01/27	283,338
325,000	JPMorgan Chase & Co	3.625	12/01/27	353,137
1,375,000	JPMorgan Chase & Co	3.782	02/01/28	1,515,500
425,000	JPMorgan Chase & Co	3.540	05/01/28	462,549
6,000,000	JPMorgan Chase & Co	2.182	06/01/28	6,062,524
2,050,000	JPMorgan Chase & Co	4.203	07/23/29	2,319,130
1,750,000	JPMorgan Chase & Co	4.452	12/05/29	2,004,559
4,500,000	JPMorgan Chase & Co	3.702	05/06/30	4,904,810
2,000,000	JPMorgan Chase & Co	2.522	04/22/31	1,995,789
1,425,000	JPMorgan Chase & Co	2.956	05/13/31	1,451,350
5,000,000	JPMorgan Chase & Co	1.764	11/19/31	4,663,468
2,250,000	JPMorgan Chase & Co	1.953	02/04/32	2,132,464
1,000,000	JPMorgan Chase & Co	3.882	07/24/38	1,109,699
958,000	JPMorgan Chase & Co	5.500	10/15/40	1,254,954
2,000,000	JPMorgan Chase & Co	3.109	04/22/41	1,988,690
4,500,000	JPMorgan Chase & Co	2.525	11/19/41	4,121,753
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,329,917
1,800,000	JPMorgan Chase & Co	4.950	06/01/45	2,245,777
2,050,000	JPMorgan Chase & Co	4.260	02/22/48	2,380,162
1,000,000	JPMorgan Chase & Co	4.032	07/24/48	1,121,015
4,500,000	JPMorgan Chase & Co	3.964	11/15/48	4,962,627
1,750,000	JPMorgan Chase & Co	3.897	01/23/49	1,925,762
2,000,000	JPMorgan Chase & Co	3.109	04/22/51	1,958,724
750,000	JPMorgan Chase & Co	6.000	N/A‡	786,175
500,000	KeyBank NA	2.500	11/22/21	507,094
300,000	KeyBank NA	3.180	05/22/22	309,155
300,000	KeyBank NA	2.400	06/09/22	307,130
625,000	KeyBank NA	2.300	09/14/22	641,999
425,000	KeyBank NA	1.250	03/10/23	431,586
3,000,000	KeyBank NA	0.423	01/03/24	2,997,400
750,000	KeyBank NA	3.300	06/01/25	816,211
300,000	KeyBank NA	3.400	05/20/26	323,398
250,000	KeyBank NA	3.900	04/13/29	273,184
200,000	KeyCorp	4.150	10/29/25	224,064
850,000	KeyCorp	2.250	04/06/27	871,769
500,000	KeyCorp	4.100	04/30/28	563,692
1,000,000	KeyCorp	2.550	10/01/29	1,012,408
1,000,000	Lloyds Bank plc	2.250	08/14/22	1,025,033
575,000	Lloyds Banking Group plc	3.000	01/11/22	586,258
1,000,000	Lloyds Banking Group plc	2.858	03/17/23	1,021,032
300,000	Lloyds Banking Group plc	1.326	06/15/23	302,893
1,175,000	Lloyds Banking Group plc	2.907	11/07/23	1,217,416
1,800,000	Lloyds Banking Group plc	3.900	03/12/24	1,953,882
2,750,000	Lloyds Banking Group plc	4.500	11/04/24	3,056,763
1,375,000	Lloyds Banking Group plc	4.450	05/08/25	1,536,790
7

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$325,000	Lloyds Banking Group plc	4.582%	12/10/25	$362,873
1,000,000	Lloyds Banking Group plc	2.438	02/05/26	1,035,640
225,000	Lloyds Banking Group plc	4.650	03/24/26	251,941
500,000	Lloyds Banking Group plc	3.750	01/11/27	548,377
2,000,000	Lloyds Banking Group plc	1.627	05/11/27	1,985,461
2,700,000	Lloyds Banking Group plc	4.375	03/22/28	3,030,443
700,000	Lloyds Banking Group plc	4.550	08/16/28	796,825
1,825,000	Lloyds Banking Group plc	3.574	11/07/28	1,970,684
1,550,000	Lloyds Banking Group plc	4.344	01/09/48	1,689,366
300,000	M&T Bank Corp	3.550	07/26/23	321,139
500,000	Manufacturers & Traders Trust Co	2.500	05/18/22	511,302
1,100,000	Manufacturers & Traders Trust Co	2.900	02/06/25	1,170,527
276,000	Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	278,276
1,000,000	Mitsubishi UFJ Financial Group, Inc	2.623	07/18/22	1,027,606
975,000	Mitsubishi UFJ Financial Group, Inc	2.665	07/25/22	1,002,747
1,925,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	2,029,761
1,175,000	Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	1,258,829
1,000,000	Mitsubishi UFJ Financial Group, Inc	2.801	07/18/24	1,059,925
1,000,000	Mitsubishi UFJ Financial Group, Inc	0.848	09/15/24	1,001,015
2,000,000	Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	2,062,998
1,625,000	Mitsubishi UFJ Financial Group, Inc	3.777	03/02/25	1,775,394
2,500,000	Mitsubishi UFJ Financial Group, Inc	1.412	07/17/25	2,498,285
207,000	Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	228,495
225,000	Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	238,182
650,000	Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	720,868
700,000	Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	763,206
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.961	03/02/28	1,111,984
300,000	Mitsubishi UFJ Financial Group, Inc	4.050	09/11/28	335,212
1,250,000	Mitsubishi UFJ Financial Group, Inc	3.741	03/07/29	1,357,354
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.195	07/18/29	1,050,306
1,500,000	Mitsubishi UFJ Financial Group, Inc	2.559	02/25/30	1,498,928
1,250,000	Mitsubishi UFJ Financial Group, Inc	2.048	07/17/30	1,203,109
300,000	Mitsubishi UFJ Financial Group, Inc	4.286	07/26/38	340,529
500,000	Mitsubishi UFJ Financial Group, Inc	4.153	03/07/39	562,394
1,425,000	Mitsubishi UFJ Financial Group, Inc	3.751	07/18/39	1,528,938
2,000,000	Mizuho Financial Group, Inc	2.601	09/11/22	2,058,265
700,000	Mizuho Financial Group, Inc	3.549	03/05/23	740,953
1,750,000	Mizuho Financial Group, Inc	1.241	07/10/24	1,768,409
2,000,000	Mizuho Financial Group, Inc	0.849	09/08/24	2,004,186
500,000	Mizuho Financial Group, Inc	2.555	09/13/25	522,971
500,000	Mizuho Financial Group, Inc	2.226	05/25/26	514,098
950,000	Mizuho Financial Group, Inc	2.839	09/13/26	1,008,008
200,000	Mizuho Financial Group, Inc	3.663	02/28/27	220,024
1,000,000	Mizuho Financial Group, Inc	1.234	05/22/27	973,494
600,000	Mizuho Financial Group, Inc	3.170	09/11/27	646,435
725,000	Mizuho Financial Group, Inc	4.018	03/05/28	806,058
625,000	Mizuho Financial Group, Inc	4.254	09/11/29	702,216
1,000,000	Mizuho Financial Group, Inc	3.153	07/16/30	1,045,474
500,000	Mizuho Financial Group, Inc	2.869	09/13/30	509,994
500,000	Mizuho Financial Group, Inc	2.591	05/25/31	498,212
1,000,000	Mizuho Financial Group, Inc	2.201	07/10/31	965,429
1,000,000	Mizuho Financial Group, Inc	1.979	09/08/31	943,143
1,000,000	Mizuho Financial Group, Inc	2.172	05/22/32	959,983
225,000	MUFG Americas Holdings Corp	3.500	06/18/22	233,298
8

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$160,000		MUFG Americas Holdings Corp	3.000%	02/10/25	$169,823
1,000,000		MUFG Union Bank NA	3.150	04/01/22	1,026,178
1,000,000		MUFG Union Bank NA	2.100	12/09/22	1,026,806
925,000		National Australia Bank Ltd	2.800	01/10/22	943,122
450,000		National Australia Bank Ltd	2.500	05/22/22	461,356
1,000,000		National Australia Bank Ltd	1.875	12/13/22	1,026,173
625,000		National Australia Bank Ltd	3.000	01/20/23	653,580
500,000		National Australia Bank Ltd	2.875	04/12/23	524,457
300,000		National Australia Bank Ltd	3.375	01/14/26	327,570
750,000		National Australia Bank Ltd	2.500	07/12/26	787,541
1,000,000		National Bank of Canada	2.100	02/01/23	1,027,995
1,150,000		National Bank of Canada	0.550	11/15/24	1,147,078
800,000		Natwest Group plc	3.032	11/28/35	763,264
300,000		People’s United Bank NA	4.000	07/15/24	323,715
100,000		People’s United Financial, Inc	3.650	12/06/22	104,239
1,750,000		PNC Bank NA	2.450	07/28/22	1,795,340
1,025,000		PNC Bank NA	2.700	11/01/22	1,060,706
1,000,000		PNC Bank NA	2.028	12/09/22	1,011,040
750,000		PNC Bank NA	2.950	01/30/23	781,818
250,000		PNC Bank NA	3.800	07/25/23	268,085
600,000		PNC Bank NA	2.950	02/23/25	641,048
550,000		PNC Bank NA	3.250	06/01/25	594,283
500,000		PNC Bank NA	3.100	10/25/27	541,340
500,000		PNC Bank NA	3.250	01/22/28	539,633
903,000		PNC Bank NA	4.050	07/26/28	1,009,459
475,000		PNC Bank NA	2.700	10/22/29	485,490
500,000		PNC Financial Services Group, Inc	3.500	01/23/24	539,185
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	327,372
500,000		PNC Financial Services Group, Inc	2.200	11/01/24	524,954
1,500,000		PNC Financial Services Group, Inc	2.600	07/23/26	1,584,571
300,000		PNC Financial Services Group, Inc	3.150	05/19/27	324,495
1,575,000		PNC Financial Services Group, Inc	3.450	04/23/29	1,701,909
2,000,000		PNC Financial Services Group, Inc	2.550	01/22/30	2,029,446
150,000		PNC Financial Services Group, Inc (Step Bond)	2.854	11/09/22	155,753
300,000		Regions Bank	6.450	06/26/37	402,728
2,075,000		Regions Financial Corp	3.800	08/14/23	2,225,648
225,000		Regions Financial Corp	2.250	05/18/25	233,471
1,000,000		Royal Bank of Canada	2.800	04/29/22	1,027,019
1,000,000		Royal Bank of Canada	1.950	01/17/23	1,027,230
500,000		Royal Bank of Canada	1.600	04/17/23	512,056
850,000		Royal Bank of Canada	3.700	10/05/23	916,556
1,000,000		Royal Bank of Canada	0.500	10/26/23	1,000,800
1,000,000		Royal Bank of Canada	0.425	01/19/24	994,021
1,000,000		Royal Bank of Canada	2.550	07/16/24	1,054,624
750,000		Royal Bank of Canada	2.250	11/01/24	786,157
2,000,000		Royal Bank of Canada	1.150	06/10/25	1,998,969
1,000,000	e	Royal Bank of Canada	0.875	01/20/26	981,693
1,000,000		Royal Bank of Canada	4.650	01/27/26	1,141,072
4,000,000		Royal Bank of Scotland Group plc	3.498	05/15/23	4,123,153
1,275,000		Royal Bank of Scotland Group plc	3.875	09/12/23	1,367,282
175,000		Royal Bank of Scotland Group plc	6.000	12/19/23	197,539
1,100,000		Royal Bank of Scotland Group plc	2.359	05/22/24	1,134,901
175,000		Royal Bank of Scotland Group plc	5.125	05/28/24	194,390
9

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$700,000		Royal Bank of Scotland Group plc	4.519%	06/25/24	$755,623
750,000		Royal Bank of Scotland Group plc	4.269	03/22/25	818,152
750,000		Royal Bank of Scotland Group plc	4.800	04/05/26	850,594
300,000		Royal Bank of Scotland Group plc	3.073	05/22/28	312,161
1,000,000		Royal Bank of Scotland Group plc	4.892	05/18/29	1,139,242
750,000		Royal Bank of Scotland Group plc	3.754	11/01/29	797,123
3,000,000		Royal Bank of Scotland Group plc	5.076	01/27/30	3,472,302
1,500,000		Royal Bank of Scotland Group plc	4.445	05/08/30	1,670,669
1,200,000		Santander Holdings USA, Inc	3.400	01/18/23	1,252,867
375,000		Santander Holdings USA, Inc	3.500	06/07/24	400,960
1,000,000		Santander Holdings USA, Inc	3.450	06/02/25	1,071,651
775,000		Santander Holdings USA, Inc	4.500	07/17/25	858,185
1,850,000		Santander Holdings USA, Inc	3.244	10/05/26	1,955,978
650,000		Santander Holdings USA, Inc	4.400	07/13/27	723,041
1,775,000		Santander UK Group Holdings plc	3.571	01/10/23	1,814,430
775,000		Santander UK Group Holdings plc	3.373	01/05/24	809,948
725,000		Santander UK Group Holdings plc	4.796	11/15/24	797,887
1,000,000		Santander UK Group Holdings plc	1.532	08/21/26	991,661
500,000		Santander UK Group Holdings plc	3.823	11/03/28	545,911
1,500,000		Santander UK Group Holdings plc	2.896	03/15/32	1,491,120
775,000		Santander UK plc	4.000	03/13/24	845,670
499,000	e	Santander UK plc	2.875	06/18/24	531,340
350,000		Shinhan Bank Co Ltd	3.875	12/07/26	356,477
500,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	517,581
800,000		Sumitomo Mitsui Banking Corp	3.000	01/18/23	835,003
300,000		Sumitomo Mitsui Banking Corp	3.950	01/10/24	325,609
500,000		Sumitomo Mitsui Banking Corp	3.400	07/11/24	540,413
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	273,779
425,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	430,097
425,000		Sumitomo Mitsui Financial Group, Inc	2.846	01/11/22	433,228
925,000		Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	952,350
1,650,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	1,706,563
1,725,000		Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	1,805,175
900,000		Sumitomo Mitsui Financial Group, Inc	3.748	07/19/23	963,203
1,000,000		Sumitomo Mitsui Financial Group, Inc	0.508	01/12/24	995,434
1,000,000		Sumitomo Mitsui Financial Group, Inc	2.448	09/27/24	1,047,654
3,725,000		Sumitomo Mitsui Financial Group, Inc	1.474	07/08/25	3,726,636
1,000,000		Sumitomo Mitsui Financial Group, Inc	0.948	01/12/26	974,397
1,300,000		Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	1,432,692
700,000		Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	747,500
725,000		Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	787,451
775,000		Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	840,296
500,000		Sumitomo Mitsui Financial Group, Inc	3.352	10/18/27	540,852
675,000		Sumitomo Mitsui Financial Group, Inc	3.544	01/17/28	730,305
750,000		Sumitomo Mitsui Financial Group, Inc	3.944	07/19/28	828,261
500,000		Sumitomo Mitsui Financial Group, Inc	4.306	10/16/28	566,567
1,500,000		Sumitomo Mitsui Financial Group, Inc	3.040	07/16/29	1,559,698
500,000		Sumitomo Mitsui Financial Group, Inc	3.202	09/17/29	515,412
1,000,000		Sumitomo Mitsui Financial Group, Inc	2.724	09/27/29	1,016,450
1,500,000		Sumitomo Mitsui Financial Group, Inc	2.750	01/15/30	1,526,654
1,500,000		Sumitomo Mitsui Financial Group, Inc	2.130	07/08/30	1,447,987
1,000,000		Sumitomo Mitsui Financial Group, Inc	2.142	09/23/30	937,444
1,000,000		Sumitomo Mitsui Financial Group, Inc	1.710	01/12/31	929,187
1,500,000		Sumitomo Mitsui Financial Group, Inc	2.296	01/12/41	1,328,618
10

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		SVB Financial Group	3.125%	06/05/30	$311,615
875,000		SVB Financial Group	1.800	02/02/31	806,765
889,000		Svenska Handelsbanken AB	3.900	11/20/23	968,081
1,250,000		Synchrony Bank	3.650	05/24/21	1,252,728
475,000		Synchrony Bank	3.000	06/15/22	487,824
500,000		Synovus Bank	2.289	02/10/23	504,242
300,000		Synovus Financial Corp	3.125	11/01/22	310,091
1,000,000		Toronto-Dominion Bank	0.250	01/06/23	998,356
1,000,000		Toronto-Dominion Bank	0.750	06/12/23	1,007,262
500,000		Toronto-Dominion Bank	3.500	07/19/23	535,314
1,000,000		Toronto-Dominion Bank	0.450	09/11/23	998,986
1,525,000		Toronto-Dominion Bank	3.250	03/11/24	1,640,309
1,250,000		Toronto-Dominion Bank	2.650	06/12/24	1,325,839
1,000,000		Toronto-Dominion Bank	1.150	06/12/25	1,000,474
1,000,000		Toronto-Dominion Bank	0.750	09/11/25	979,646
2,000,000		Toronto-Dominion Bank	0.750	01/06/26	1,953,993
1,000,000		Toronto-Dominion Bank	3.625	09/15/31	1,095,979
1,100,000		Truist Bank	2.625	01/15/22	1,118,508
750,000		Truist Bank	2.800	05/17/22	769,458
1,450,000		Truist Bank	2.450	08/01/22	1,488,734
300,000	e	Truist Bank	3.502	08/02/22	303,030
500,000		Truist Bank	3.000	02/02/23	522,792
750,000		Truist Bank	1.250	03/09/23	763,302
1,000,000		Truist Bank	3.200	04/01/24	1,071,935
500,000		Truist Bank	3.689	08/02/24	534,308
750,000		Truist Bank	2.150	12/06/24	785,114
1,000,000		Truist Bank	1.500	03/10/25	1,015,980
500,000		Truist Bank	3.625	09/16/25	545,646
200,000		Truist Bank	4.050	11/03/25	223,202
375,000		Truist Bank	3.300	05/15/26	405,922
500,000		Truist Bank	3.800	10/30/26	555,632
750,000		Truist Bank	2.636	09/17/29	785,648
475,000		Truist Bank	2.250	03/11/30	463,482
225,000		Truist Financial Corp	2.700	01/27/22	229,052
200,000		Truist Financial Corp	3.950	03/22/22	206,548
1,150,000		Truist Financial Corp	2.750	04/01/22	1,176,026
500,000		Truist Financial Corp	3.050	06/20/22	515,549
750,000		Truist Financial Corp	2.200	03/16/23	774,995
775,000		Truist Financial Corp	3.750	12/06/23	839,263
1,000,000		Truist Financial Corp	2.500	08/01/24	1,052,841
825,000		Truist Financial Corp	2.850	10/26/24	881,070
900,000		Truist Financial Corp	4.000	05/01/25	994,709
975,000		Truist Financial Corp	3.700	06/05/25	1,068,726
750,000	e	Truist Financial Corp	1.200	08/05/25	748,379
1,300,000		Truist Financial Corp	1.267	03/02/27	1,284,473
1,000,000		Truist Financial Corp	1.125	08/03/27	959,500
500,000		Truist Financial Corp	3.875	03/19/29	555,190
750,000		Truist Financial Corp	1.950	06/05/30	725,756
4,075,000		US Bancorp	2.625	01/24/22	4,146,231
250,000		US Bancorp	3.000	03/15/22	256,086
450,000		US Bancorp	2.950	07/15/22	464,656
125,000		US Bancorp	3.700	01/30/24	135,607
1,225,000		US Bancorp	3.375	02/05/24	1,320,194
11

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,225,000	US Bancorp	3.600%	09/11/24	$2,429,709
125,000	US Bancorp	3.950	11/17/25	139,726
750,000	US Bancorp	3.100	04/27/26	804,719
700,000	US Bancorp	2.375	07/22/26	730,245
1,175,000	US Bancorp	3.150	04/27/27	1,272,249
750,000	US Bancorp	3.900	04/26/28	840,961
600,000	US Bancorp	3.000	07/30/29	628,729
2,500,000	US Bancorp	1.375	07/22/30	2,304,814
1,400,000	US Bank NA	2.850	01/23/23	1,463,685
1,250,000	US Bank NA	3.400	07/24/23	1,334,756
750,000	US Bank NA	2.800	01/27/25	798,767
125,000	Wachovia Corp	5.500	08/01/35	155,615
200,000	Webster Financial Corp	4.100	03/25/29	213,858
1,375,000	Wells Fargo & Co	3.450	02/13/23	1,448,423
800,000	Wells Fargo & Co	4.125	08/15/23	865,460
334,000	Wells Fargo & Co	4.480	01/16/24	367,510
1,350,000	Wells Fargo & Co	3.750	01/24/24	1,459,844
825,000	Wells Fargo & Co	1.654	06/02/24	842,774
2,700,000	Wells Fargo & Co	3.300	09/09/24	2,916,455
4,100,000	Wells Fargo & Co	3.000	02/19/25	4,362,509
1,125,000	Wells Fargo & Co	3.550	09/29/25	1,226,250
2,000,000	Wells Fargo & Co	2.406	10/30/25	2,089,064
1,500,000	Wells Fargo & Co	2.164	02/11/26	1,547,411
3,350,000	Wells Fargo & Co	3.000	04/22/26	3,579,853
1,000,000	Wells Fargo & Co	2.188	04/30/26	1,032,080
1,250,000	Wells Fargo & Co	4.100	06/03/26	1,389,357
2,575,000	Wells Fargo & Co	3.000	10/23/26	2,748,325
1,500,000	Wells Fargo & Co	3.196	06/17/27	1,607,735
1,200,000	Wells Fargo & Co	4.300	07/22/27	1,356,358
3,625,000	Wells Fargo & Co	3.584	05/22/28	3,952,213
2,000,000	Wells Fargo & Co	2.393	06/02/28	2,049,788
6,175,000	Wells Fargo & Co	4.150	01/24/29	6,959,942
3,950,000	Wells Fargo & Co	2.879	10/30/30	4,068,941
3,000,000	Wells Fargo & Co	2.572	02/11/31	3,016,245
5,000,000	Wells Fargo & Co	4.478	04/04/31	5,757,844
7,025,000	Wells Fargo & Co	3.068	04/30/41	6,888,763
1,050,000	Wells Fargo & Co	5.375	11/02/43	1,313,423
1,468,000	Wells Fargo & Co	5.606	01/15/44	1,888,369
475,000	Wells Fargo & Co	4.650	11/04/44	547,050
1,500,000	Wells Fargo & Co	3.900	05/01/45	1,642,796
950,000	Wells Fargo & Co	4.900	11/17/45	1,140,195
3,250,000	Wells Fargo & Co	4.400	06/14/46	3,620,667
1,975,000	Wells Fargo & Co	4.750	12/07/46	2,331,073
1,500,000	Wells Fargo & Co	5.013	04/04/51	1,923,661
2,000,000	Wells Fargo Bank NA	2.897	05/27/22	2,007,557
1,000,000	Wells Fargo Bank NA	2.082	09/09/22	1,007,625
250,000	Wells Fargo Bank NA	6.600	01/15/38	354,787
650,000	Westpac Banking Corp	2.800	01/11/22	662,947
925,000	Westpac Banking Corp	2.500	06/28/22	949,916
300,000	Westpac Banking Corp	2.750	01/11/23	312,646
1,150,000	Westpac Banking Corp	3.650	05/15/23	1,227,329
750,000	Westpac Banking Corp	3.300	02/26/24	807,258
2,000,000	Westpac Banking Corp	2.350	02/19/25	2,092,927
1,000,000	Westpac Banking Corp	2.850	05/13/26	1,067,281
12

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$675,000		Westpac Banking Corp	2.700%	08/19/26	$716,357
850,000		Westpac Banking Corp	3.350	03/08/27	932,520
725,000		Westpac Banking Corp	3.400	01/25/28	791,817
1,000,000		Westpac Banking Corp	2.894	02/04/30	1,030,010
950,000		Westpac Banking Corp	4.322	11/23/31	1,049,351
600,000		Westpac Banking Corp	4.110	07/24/34	640,686
2,350,000		Westpac Banking Corp	2.668	11/15/35	2,229,915
900,000		Westpac Banking Corp	4.421	07/24/39	1,011,310
225,000		Westpac Banking Corp	2.963	11/16/40	209,314
400,000		Zions Bancorp NA	3.250	10/29/29	404,635
		TOTAL BANKS			840,674,120

CAPITAL GOODS - 1.5%
500,000		3M Co	1.750	02/14/23	512,653
300,000		3M Co	2.250	03/15/23	310,866
600,000		3M Co	3.250	02/14/24	646,271
1,000,000		3M Co	2.000	02/14/25	1,038,969
1,200,000		3M Co	3.000	08/07/25	1,300,324
675,000		3M Co	2.875	10/15/27	724,995
925,000		3M Co	3.625	09/14/28	1,028,807
500,000		3M Co	3.375	03/01/29	546,068
1,000,000		3M Co	2.375	08/26/29	1,019,707
200,000		3M Co	3.125	09/19/46	196,499
300,000		3M Co	3.625	10/15/47	325,511
1,150,000		3M Co	4.000	09/14/48	1,320,153
875,000		3M Co	3.250	08/26/49	887,918
820,000		3M Co	3.700	04/15/50	890,671
500,000		ABB Finance USA, Inc	2.875	05/08/22	514,078
1,000,000	e	Acuity Brands Lighting, Inc	2.150	12/15/30	946,886
200,000		Air Lease Corp	3.375	06/01/21	200,912
500,000		Air Lease Corp	3.750	02/01/22	510,495
400,000		Air Lease Corp	2.625	07/01/22	408,699
575,000		Air Lease Corp	2.250	01/15/23	590,099
200,000		Air Lease Corp	2.750	01/15/23	206,095
750,000		Air Lease Corp	3.875	07/03/23	797,423
2,000,000		Air Lease Corp	0.700	02/15/24	1,975,529
750,000		Air Lease Corp	2.300	02/01/25	766,056
750,000		Air Lease Corp	3.375	07/01/25	792,212
1,000,000		Air Lease Corp	2.875	01/15/26	1,037,619
1,000,000		Air Lease Corp	3.750	06/01/26	1,068,900
500,000		Air Lease Corp	3.625	04/01/27	525,971
200,000		Air Lease Corp	3.625	12/01/27	210,202
300,000		Air Lease Corp	4.625	10/01/28	329,085
500,000		Air Lease Corp	3.250	10/01/29	501,581
750,000		Air Lease Corp	3.000	02/01/30	734,031
500,000		Air Lease Corp	3.125	12/01/30	498,518
200,000		Aircastle Ltd	4.400	09/25/23	213,003
1,000,000		Aircastle Ltd	4.125	05/01/24	1,056,295
500,000		Aircastle Ltd	4.250	06/15/26	529,384
500,000		Allegion plc	3.500	10/01/29	525,036
275,000		Boeing Co	2.300	08/01/21	276,795
300,000		Boeing Co	2.700	05/01/22	306,371
750,000		Boeing Co	2.800	03/01/23	777,210
13

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,100,000	Boeing Co	4.508%	05/01/23	$2,247,806
1,500,000	Boeing Co	1.950	02/01/24	1,536,870
4,000,000	Boeing Co	1.433	02/04/24	4,050,785
300,000	Boeing Co	2.800	03/01/24	312,221
2,200,000	Boeing Co	4.875	05/01/25	2,449,586
400,000	Boeing Co	2.600	10/30/25	406,789
2,000,000	Boeing Co	2.750	02/01/26	2,058,736
3,000,000	Boeing Co	2.196	02/04/26	2,990,697
300,000	Boeing Co	3.100	05/01/26	317,778
200,000	Boeing Co	2.250	06/15/26	200,281
500,000	Boeing Co	2.700	02/01/27	507,941
250,000	Boeing Co	2.800	03/01/27	256,001
1,900,000	Boeing Co	5.040	05/01/27	2,166,129
1,500,000	Boeing Co	3.250	02/01/28	1,551,541
500,000	Boeing Co	3.250	03/01/28	511,590
125,000	Boeing Co	3.450	11/01/28	129,367
600,000	Boeing Co	3.200	03/01/29	607,627
750,000	Boeing Co	2.950	02/01/30	747,913
1,600,000	Boeing Co	5.150	05/01/30	1,842,793
1,000,000	Boeing Co	3.625	02/01/31	1,046,204
300,000	Boeing Co	3.600	05/01/34	300,016
425,000	Boeing Co	3.250	02/01/35	411,875
500,000	Boeing Co	3.550	03/01/38	483,535
600,000	Boeing Co	3.500	03/01/39	576,161
350,000	Boeing Co	5.875	02/15/40	427,560
2,000,000	Boeing Co	5.705	05/01/40	2,447,453
300,000	Boeing Co	3.375	06/15/46	265,288
250,000	Boeing Co	3.650	03/01/47	229,658
100,000	Boeing Co	3.625	03/01/48	92,313
100,000	Boeing Co	3.850	11/01/48	96,497
5,000,000	Boeing Co	5.805	05/01/50	6,294,752
125,000	Boeing Co	3.825	03/01/59	116,294
750,000	Boeing Co	3.950	08/01/59	720,983
4,500,000	Boeing Co	5.930	05/01/60	5,774,064
100,000	Carlisle Cos, Inc	3.750	11/15/22	104,224
200,000	Carlisle Cos, Inc	3.500	12/01/24	216,811
500,000	Carlisle Cos, Inc	3.750	12/01/27	550,529
1,000,000	Carlisle Cos, Inc	2.750	03/01/30	1,007,350
2,000,000	Carrier Global Corp	2.493	02/15/27	2,065,398
1,100,000	Carrier Global Corp	2.722	02/15/30	1,110,002
150,000	Carrier Global Corp	2.700	02/15/31	149,955
2,000,000	Carrier Global Corp	3.377	04/05/40	1,996,061
900,000	Carrier Global Corp	3.577	04/05/50	883,797
1,000,000	Caterpillar Financial Services Corp	1.900	09/06/22	1,023,701
2,000,000	Caterpillar Financial Services Corp	0.250	03/01/23	1,998,652
300,000	Caterpillar Financial Services Corp	3.450	05/15/23	319,569
1,250,000	Caterpillar Financial Services Corp	0.650	07/07/23	1,256,186
1,000,000	Caterpillar Financial Services Corp	0.450	09/14/23	1,000,345
1,000,000	Caterpillar Financial Services Corp	2.850	05/17/24	1,066,851
1,000,000	Caterpillar Financial Services Corp	1.450	05/15/25	1,013,639
1,000,000	Caterpillar Financial Services Corp	0.800	11/13/25	981,797
3,000,000	Caterpillar Financial Services Corp	0.900	03/02/26	2,949,336
500,000	Caterpillar Financial Services Corp	2.400	08/09/26	524,358
1,000,000	Caterpillar Financial Services Corp	1.100	09/14/27	963,155
14

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,775,000	Caterpillar, Inc	3.400%	05/15/24	$2,994,141
500,000	Caterpillar, Inc	2.600	09/19/29	514,583
1,500,000	Caterpillar, Inc	2.600	04/09/30	1,535,376
1,000,000	Caterpillar, Inc	1.900	03/12/31	962,459
225,000	Caterpillar, Inc	5.200	05/27/41	291,151
2,363,000	Caterpillar, Inc	3.803	08/15/42	2,655,005
300,000	Caterpillar, Inc	4.300	05/15/44	354,211
750,000	Caterpillar, Inc	3.250	09/19/49	769,144
750,000	Caterpillar, Inc	3.250	04/09/50	766,359
1,300,000	CNH Industrial Capital LLC	3.875	10/15/21	1,322,019
225,000	CNH Industrial Capital LLC	1.950	07/02/23	231,047
300,000	CNH Industrial Capital LLC	4.200	01/15/24	327,021
1,000,000	CNH Industrial Capital LLC	1.875	01/15/26	1,010,516
500,000	CNH Industrial NV	3.850	11/15/27	552,908
200,000	Crane Co	4.200	03/15/48	199,266
200,000	Cummins, Inc	3.650	10/01/23	214,618
500,000	Cummins, Inc	0.750	09/01/25	492,160
1,000,000	Cummins, Inc	1.500	09/01/30	929,025
200,000	Cummins, Inc	4.875	10/01/43	251,704
750,000	Cummins, Inc	2.600	09/01/50	671,308
350,000	Deere & Co	2.600	06/08/22	357,596
218,000	Deere & Co	5.375	10/16/29	271,697
1,025,000	Deere & Co	3.900	06/09/42	1,167,499
500,000	Deere & Co	2.875	09/07/49	480,231
1,000,000	Deere & Co	3.750	04/15/50	1,124,293
825,000	Dover Corp	3.150	11/15/25	882,017
100,000	Dover Corp	2.950	11/04/29	105,018
100,000	Dover Corp	5.375	03/01/41	121,280
2,200,000	Eaton Corp	2.750	11/02/22	2,282,537
200,000	Eaton Corp	3.103	09/15/27	215,480
150,000	Eaton Corp	4.000	11/02/32	169,939
925,000	Eaton Corp	4.150	11/02/42	1,044,743
200,000	Eaton Corp	3.915	09/15/47	216,708
350,000	Emerson Electric Co	2.625	02/15/23	362,787
200,000	Emerson Electric Co	3.150	06/01/25	215,342
1,000,000	Emerson Electric Co	0.875	10/15/26	969,469
500,000	Emerson Electric Co	1.800	10/15/27	501,953
750,000	Emerson Electric Co	1.950	10/15/30	730,573
200,000	Emerson Electric Co	5.250	11/15/39	258,591
500,000	Emerson Electric Co	2.750	10/15/50	460,108
150,000	Flowserve Corp	3.500	09/15/22	154,246
200,000	Flowserve Corp	4.000	11/15/23	211,014
500,000	Flowserve Corp	3.500	10/01/30	508,765
875,000	Fortive Corp	3.150	06/15/26	943,956
250,000	Fortive Corp	4.300	06/15/46	281,261
600,000	Fortune Brands Home & Security, Inc	4.000	09/21/23	647,575
200,000	Fortune Brands Home & Security, Inc	4.000	06/15/25	220,280
1,000,000	Fortune Brands Home & Security, Inc	3.250	09/15/29	1,041,703
200,000	GATX Corp	4.350	02/15/24	218,809
500,000	GATX Corp	3.250	09/15/26	536,707
200,000	GATX Corp	3.500	03/15/28	216,091
200,000	GATX Corp	4.550	11/07/28	228,374
425,000	GATX Corp	4.700	04/01/29	488,937
15

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		GATX Corp	4.000%	06/30/30	$550,654
1,000,000		GATX Corp	1.900	06/01/31	921,453
225,000		GATX Corp	5.200	03/15/44	271,211
1,000,000		GATX Corp	3.100	06/01/51	900,370
325,000		General Dynamics Corp	2.250	11/15/22	333,717
825,000		General Dynamics Corp	3.375	05/15/23	874,789
300,000		General Dynamics Corp	1.875	08/15/23	310,394
1,200,000		General Dynamics Corp	2.375	11/15/24	1,265,914
975,000		General Dynamics Corp	3.500	05/15/25	1,065,973
750,000		General Dynamics Corp	3.750	05/15/28	835,747
225,000		General Dynamics Corp	3.600	11/15/42	241,786
1,950,000		General Dynamics Corp	4.250	04/01/50	2,330,025
2,350,000		General Electric Co	2.700	10/09/22	2,430,024
250,000		General Electric Co	3.375	03/11/24	269,094
5,503,000		General Electric Co	3.450	05/15/24	5,910,822
1,102,000		General Electric Co	6.750	03/15/32	1,475,981
250,000		General Electric Co	5.875	01/14/38	323,517
100,000		General Electric Co	6.875	01/10/39	140,636
750,000		General Electric Co	4.250	05/01/40	823,209
2,875,000		General Electric Co	4.125	10/09/42	3,082,764
3,500,000		General Electric Co	4.350	05/01/50	3,884,807
100,000		Hexcel Corp	4.200	02/15/27	104,625
1,000,000		Honeywell International, Inc	0.483	08/19/22	1,000,757
500,000		Honeywell International, Inc	3.350	12/01/23	538,887
2,300,000		Honeywell International, Inc	1.350	06/01/25	2,333,202
1,700,000		Honeywell International, Inc	2.500	11/01/26	1,804,666
950,000		Honeywell International, Inc	1.950	06/01/30	937,637
782,000		Honeywell International, Inc	3.812	11/21/47	865,407
575,000		Honeywell International, Inc	2.800	06/01/50	544,792
100,000		Hubbell, Inc	3.625	11/15/22	105,269
200,000		Hubbell, Inc	3.350	03/01/26	214,835
500,000		Hubbell, Inc	3.150	08/15/27	536,615
200,000		Hubbell, Inc	3.500	02/15/28	215,016
1,000,000		Hubbell, Inc	2.300	03/15/31	978,543
500,000		Huntington Ingalls Industries, Inc	3.844	05/01/25	545,528
400,000		Huntington Ingalls Industries, Inc	3.483	12/01/27	431,564
500,000		Huntington Ingalls Industries, Inc	4.200	05/01/30	554,639
200,000		IDEX Corp	4.200	12/15/21	203,210
500,000		IDEX Corp	3.000	05/01/30	514,929
1,000,000		Illinois Tool Works, Inc	2.650	11/15/26	1,064,985
200,000		Illinois Tool Works, Inc	4.875	09/15/41	252,643
1,000,000		Illinois Tool Works, Inc	3.900	09/01/42	1,135,961
300,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	323,856
400,000	e	Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	438,716
200,000		Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	269,972
450,000		Ingersoll-Rand Global Holding Co Ltd	4.300	02/21/48	504,948
600,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	648,766
100,000		Ingersoll-Rand Luxembourg Finance S.A.	3.500	03/21/26	108,547
1,000,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	1,097,077
300,000		Ingersoll-Rand Luxembourg Finance S.A.	4.500	03/21/49	350,047
200,000		John Deere Capital Corp	3.150	10/15/21	203,137
600,000		John Deere Capital Corp	2.650	01/06/22	610,986
2,700,000		John Deere Capital Corp	2.950	04/01/22	2,773,745
200,000		John Deere Capital Corp	1.950	06/13/22	203,966
16

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$400,000	John Deere Capital Corp	2.150%	09/08/22	$410,679
200,000	John Deere Capital Corp	2.700	01/06/23	208,299
1,425,000	John Deere Capital Corp	2.800	03/06/23	1,492,056
250,000	John Deere Capital Corp	1.200	04/06/23	253,963
300,000	John Deere Capital Corp	3.450	06/07/23	319,116
1,000,000	John Deere Capital Corp	0.700	07/05/23	1,007,742
1,000,000	John Deere Capital Corp	0.400	10/10/23	1,001,424
200,000	John Deere Capital Corp	3.650	10/12/23	215,884
750,000	John Deere Capital Corp	3.450	01/10/24	809,446
500,000	John Deere Capital Corp	2.600	03/07/24	529,555
850,000	John Deere Capital Corp	2.650	06/24/24	903,898
500,000	John Deere Capital Corp	2.050	01/09/25	520,143
125,000	John Deere Capital Corp	3.400	09/11/25	136,878
1,000,000	John Deere Capital Corp	0.700	01/15/26	980,453
500,000	John Deere Capital Corp	2.250	09/14/26	523,656
250,000	John Deere Capital Corp	1.750	03/09/27	252,468
200,000	John Deere Capital Corp	2.800	09/08/27	213,029
200,000	John Deere Capital Corp	3.050	01/06/28	214,292
2,000,000	John Deere Capital Corp	1.500	03/06/28	1,947,621
500,000	John Deere Capital Corp	2.800	07/18/29	521,785
500,000	John Deere Capital Corp	2.450	01/09/30	507,627
1,000,000	John Deere Capital Corp	1.450	01/15/31	931,510
474,000	Johnson Controls International plc	3.900	02/14/26	524,071
2,325,000	Johnson Controls International plc	1.750	09/15/30	2,180,567
207,000	Johnson Controls International plc	6.000	01/15/36	273,116
35,000	Johnson Controls International plc	5.125	09/14/45	43,537
300,000	Johnson Controls International plc	4.500	02/15/47	350,355
280,000	Johnson Controls International plc (Step Bond)	3.625	07/02/24	303,065
325,000	Johnson Controls International plc (Step Bond)	4.625	07/02/44	381,077
72,000	Johnson Controls International plc (Step Bond)	4.950	07/02/64	87,034
200,000	Kennametal, Inc	4.625	06/15/28	222,184
1,000,000	Kennametal, Inc	2.800	03/01/31	978,057
125,000	KLA-Tencor Corp	4.650	11/01/24	139,677
300,000	KLA-Tencor Corp	4.100	03/15/29	337,272
500,000	KLA-Tencor Corp	5.000	03/15/49	629,012
475,000	L3Harris Technologies, Inc	3.850	06/15/23	506,763
52,000	L3Harris Technologies, Inc	3.950	05/28/24	56,432
600,000	L3Harris Technologies, Inc	3.850	12/15/26	664,285
625,000	L3Harris Technologies, Inc	4.400	06/15/28	709,215
1,275,000	L3Harris Technologies, Inc	4.400	06/15/28	1,446,798
175,000	L3Harris Technologies, Inc	2.900	12/15/29	180,289
1,000,000	L3Harris Technologies, Inc	1.800	01/15/31	936,609
300,000	L3Harris Technologies, Inc	4.854	04/27/35	363,700
600,000	L3Harris Technologies, Inc	5.054	04/27/45	744,800
100,000	Legrand France S.A.	8.500	02/15/25	126,434
100,000	Lennox International, Inc	3.000	11/15/23	105,465
100,000	Lennox International, Inc	1.350	08/01/25	99,507
100,000	Lennox International, Inc	1.700	08/01/27	98,371
500,000	Lockheed Martin Corp	3.100	01/15/23	522,516
300,000	Lockheed Martin Corp	2.900	03/01/25	320,820
2,200,000	Lockheed Martin Corp	3.550	01/15/26	2,425,701
150,000	Lockheed Martin Corp	1.850	06/15/30	146,065
300,000	Lockheed Martin Corp	3.600	03/01/35	334,200
17

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Lockheed Martin Corp	4.500%	05/15/36	$603,361
1,833,000	Lockheed Martin Corp	4.070	12/15/42	2,120,036
275,000	Lockheed Martin Corp	3.800	03/01/45	302,575
200,000	Lockheed Martin Corp	4.700	05/15/46	249,727
1,150,000	Lockheed Martin Corp	2.800	06/15/50	1,084,620
1,894,000	Lockheed Martin Corp	4.090	09/15/52	2,222,184
200,000	Masco Corp	3.500	11/15/27	217,980
200,000	Masco Corp	1.500	02/15/28	192,088
500,000	Masco Corp	2.000	10/01/30	475,460
550,000	Masco Corp	2.000	02/15/31	521,585
700,000	Masco Corp	4.500	05/15/47	799,843
1,000,000	Masco Corp	3.125	02/15/51	939,073
400,000	Northrop Grumman Corp	3.250	08/01/23	426,624
1,000,000	Northrop Grumman Corp	2.930	01/15/25	1,064,176
300,000	Northrop Grumman Corp	3.200	02/01/27	324,270
5,275,000	Northrop Grumman Corp	3.250	01/15/28	5,658,703
425,000	Northrop Grumman Corp	4.400	05/01/30	489,737
100,000	Northrop Grumman Corp	5.050	11/15/40	124,067
700,000	Northrop Grumman Corp	4.750	06/01/43	840,866
300,000	Northrop Grumman Corp	3.850	04/15/45	322,826
2,450,000	Northrop Grumman Corp	4.030	10/15/47	2,724,748
1,000,000	Northrop Grumman Corp	5.250	05/01/50	1,295,910
100,000	Oshkosh Corp	3.100	03/01/30	102,955
1,000,000	Otis Worldwide Corp	2.056	04/05/25	1,029,647
1,000,000	Otis Worldwide Corp	2.293	04/05/27	1,025,378
525,000	Otis Worldwide Corp	2.565	02/15/30	528,778
500,000	Otis Worldwide Corp	3.112	02/15/40	492,229
450,000	Otis Worldwide Corp	3.362	02/15/50	439,195
250,000	Parker-Hannifin Corp	3.500	09/15/22	260,867
200,000	Parker-Hannifin Corp	2.700	06/14/24	212,065
300,000	Parker-Hannifin Corp	3.300	11/21/24	323,793
650,000	Parker-Hannifin Corp	3.250	03/01/27	707,731
1,825,000	Parker-Hannifin Corp	3.250	06/14/29	1,950,522
200,000	Parker-Hannifin Corp	4.200	11/21/34	226,458
200,000	Parker-Hannifin Corp	4.450	11/21/44	229,065
750,000	Parker-Hannifin Corp	4.100	03/01/47	832,667
225,000	Parker-Hannifin Corp	4.000	06/14/49	251,861
1,150,000	Precision Castparts Corp	2.500	01/15/23	1,187,134
775,000	Precision Castparts Corp	3.250	06/15/25	837,961
400,000	Precision Castparts Corp	4.200	06/15/35	463,748
100,000	Precision Castparts Corp	3.900	01/15/43	105,653
1,000,000	Quanta Services, Inc	2.900	10/01/30	1,014,786
625,000	Raytheon Technologies Corp	2.800	03/15/22	638,245
3,875,000	Raytheon Technologies Corp	2.500	12/15/22	3,985,616
500,000	Raytheon Technologies Corp	3.200	03/15/24	534,361
300,000	Raytheon Technologies Corp	3.150	12/15/24	322,421
1,325,000	Raytheon Technologies Corp	3.500	03/15/27	1,451,072
200,000	Raytheon Technologies Corp	7.200	08/15/27	261,799
4,500,000	Raytheon Technologies Corp	2.250	07/01/30	4,428,677
100,000	Raytheon Technologies Corp	4.700	12/15/41	117,935
125,000	Raytheon Technologies Corp	4.800	12/15/43	148,811
150,000	Raytheon Technologies Corp	4.200	12/15/44	159,285
700,000	Raytheon Technologies Corp	4.350	04/15/47	797,155
2,000,000	Raytheon Technologies Corp	3.125	07/01/50	1,937,379
18

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$400,000	Rockwell Automation, Inc	3.500%	03/01/29	$441,945
400,000	Rockwell Automation, Inc	4.200	03/01/49	473,738
550,000	Roper Technologies, Inc	2.800	12/15/21	558,257
500,000	Roper Technologies, Inc	3.650	09/15/23	535,765
500,000	Roper Technologies, Inc	2.350	09/15/24	522,613
750,000	Roper Technologies, Inc	1.000	09/15/25	737,157
1,100,000	Roper Technologies, Inc	3.800	12/15/26	1,220,635
750,000	Roper Technologies, Inc	1.400	09/15/27	724,618
300,000	Roper Technologies, Inc	4.200	09/15/28	338,001
500,000	Roper Technologies, Inc	2.950	09/15/29	520,695
475,000	Roper Technologies, Inc	2.000	06/30/30	453,839
750,000	Roper Technologies, Inc	1.750	02/15/31	696,445
200,000	Snap-on, Inc	3.250	03/01/27	215,096
200,000	Snap-on, Inc	4.100	03/01/48	229,433
500,000	Snap-on, Inc	3.100	05/01/50	499,468
500,000	Stanley Black & Decker, Inc	3.400	03/01/26	548,584
300,000	Stanley Black & Decker, Inc	4.250	11/15/28	343,889
1,000,000	Stanley Black & Decker, Inc	2.300	03/15/30	1,004,827
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	127,128
425,000	Stanley Black & Decker, Inc	4.850	11/15/48	533,022
1,500,000	Stanley Black & Decker, Inc	2.750	11/15/50	1,365,773
450,000	Stanley Black & Decker, Inc	4.000	03/15/60	476,392
2,000,000	Teledyne Technologies, Inc	1.600	04/01/26	1,985,591
1,000,000	Teledyne Technologies, Inc	2.250	04/01/28	995,180
1,000,000	Teledyne Technologies, Inc	2.750	04/01/31	996,360
150,000	Textron, Inc	4.000	03/15/26	163,793
500,000	Textron, Inc	3.650	03/15/27	538,455
100,000	Textron, Inc	3.375	03/01/28	105,108
750,000	Textron, Inc	3.900	09/17/29	811,796
500,000	Textron, Inc	3.000	06/01/30	507,864
300,000	Textron, Inc	2.450	03/15/31	290,523
250,000	Timken Co	3.875	09/01/24	267,635
200,000	Timken Co	4.500	12/15/28	214,564
100,000	Trimble, Inc	4.150	06/15/23	106,788
625,000	Trimble, Inc	4.900	06/15/28	720,981
52,000	United Technologies Corp	3.650	08/16/23	55,629
1,250,000	United Technologies Corp	3.950	08/16/25	1,388,293
725,000	United Technologies Corp	3.125	05/04/27	779,070
2,550,000	United Technologies Corp	4.125	11/16/28	2,871,640
250,000	United Technologies Corp	6.125	07/15/38	338,966
750,000	United Technologies Corp	4.450	11/16/38	868,930
200,000	United Technologies Corp	5.700	04/15/40	267,747
2,150,000	United Technologies Corp	4.500	06/01/42	2,563,865
1,650,000	United Technologies Corp	4.150	05/15/45	1,822,640
3,325,000	United Technologies Corp	4.625	11/16/48	3,978,101
200,000	Valmont Industries, Inc	5.000	10/01/44	217,357
200,000	Valmont Industries, Inc	5.250	10/01/54	220,999
600,000	Wabtec Corp	4.400	03/15/24	652,354
300,000	Wabtec Corp	3.450	11/15/26	323,325
875,000	Wabtec Corp	4.950	09/15/28	996,941
500,000	Westinghouse Air Brake Technologies Corp	3.200	06/15/25	528,962
750,000	WW Grainger, Inc	1.850	02/15/25	772,843
800,000	WW Grainger, Inc	4.600	06/15/45	963,828
19

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		WW Grainger, Inc	3.750%	05/15/46	$209,040
125,000		WW Grainger, Inc	4.200	05/15/47	141,239
300,000		Xylem, Inc	4.875	10/01/21	306,366
775,000		Xylem, Inc	3.250	11/01/26	841,924
225,000		Xylem, Inc	1.950	01/30/28	224,626
150,000		Xylem, Inc	2.250	01/30/31	147,181
100,000		Xylem, Inc	4.375	11/01/46	111,730
		TOTAL CAPITAL GOODS			299,754,457

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
750,000		BayCare Health System, Inc	3.831	11/15/50	848,735
225,000	g	Daimler Finance North America LLC	3.650	02/22/24	242,643
925,000		Daimler Finance North America LLC	8.500	01/18/31	1,365,874
675,000		Equifax, Inc	2.300	06/01/21	675,931
200,000		Equifax, Inc	3.600	08/15/21	202,308
200,000		Equifax, Inc	3.300	12/15/22	208,108
200,000		Equifax, Inc	3.950	06/15/23	214,049
750,000		Equifax, Inc	2.600	12/01/24	792,198
125,000		Equifax, Inc	2.600	12/15/25	131,037
100,000		Equifax, Inc	3.100	05/15/30	103,799
600,000		IHS Markit Ltd	4.125	08/01/23	642,966
250,000		IHS Markit Ltd	3.625	05/01/24	268,206
100,000		IHS Markit Ltd	4.750	08/01/28	115,504
1,050,000		IHS Markit Ltd	4.250	05/01/29	1,182,752
500,000	g	Leidos, Inc	2.950	05/15/23	522,715
500,000	g	Leidos, Inc	3.625	05/15/25	542,499
100,000	g	Leidos, Inc	4.375	05/15/30	111,164
1,000,000	g	Leidos, Inc	2.300	02/15/31	944,350
380,000		MidMichigan Health	3.409	06/01/50	381,741
100,000		Partners Healthcare System, Inc	3.765	07/01/48	109,752
750,000		Partners Healthcare System, Inc	3.192	07/01/49	749,444
100,000		Partners Healthcare System, Inc	4.117	07/01/55	113,855
1,000,000		Partners Healthcare System, Inc	3.342	07/01/60	1,018,035
725,000		RELX Capital, Inc	3.500	03/16/23	763,634
625,000		RELX Capital, Inc	4.000	03/18/29	689,409
100,000		RELX Capital, Inc	3.000	05/22/30	103,715
750,000		Republic Services, Inc	3.200	03/15/25	803,815
275,000		Republic Services, Inc	0.875	11/15/25	269,170
900,000		Republic Services, Inc	2.900	07/01/26	959,788
100,000		Republic Services, Inc	3.375	11/15/27	109,185
500,000		Republic Services, Inc	2.300	03/01/30	496,682
1,000,000		Republic Services, Inc	1.450	02/15/31	914,214
575,000		Republic Services, Inc	1.750	02/15/32	533,362
1,000,000		Republic Services, Inc	3.050	03/01/50	950,845
880,000		Rockefeller Foundation	2.492	10/01/50	805,664
300,000		Steelcase, Inc	5.125	01/18/29	349,883
600,000		Thomson Reuters Corp	4.300	11/23/23	650,396
1,200,000		Thomson Reuters Corp	3.350	05/15/26	1,296,792
145,000		Thomson Reuters Corp	5.850	04/15/40	185,089
200,000		Thomson Reuters Corp	5.650	11/23/43	251,690
200,000		Verisk Analytics, Inc	5.800	05/01/21	200,742
500,000		Verisk Analytics, Inc	4.000	06/15/25	551,446
850,000		Verisk Analytics, Inc	4.125	03/15/29	944,565
300,000		Verisk Analytics, Inc	5.500	06/15/45	378,296
20

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Verisk Analytics, Inc	3.625%	05/15/50	$196,606
750,000	Waste Connections, Inc	3.500	05/01/29	808,600
500,000	Waste Connections, Inc	2.600	02/01/30	502,131
500,000	Waste Connections, Inc	3.050	04/01/50	470,870
850,000	Waste Management, Inc	2.900	09/15/22	875,979
100,000	Waste Management, Inc	2.400	05/15/23	103,681
1,000,000	Waste Management, Inc	3.500	05/15/24	1,079,894
1,225,000	Waste Management, Inc	3.150	11/15/27	1,325,670
500,000	Waste Management, Inc	1.150	03/15/28	473,659
1,000,000	Waste Management, Inc	1.500	03/15/31	924,488
234,000	Waste Management, Inc	3.900	03/01/35	265,466
325,000	Waste Management, Inc	4.100	03/01/45	366,919
900,000	Waste Management, Inc	4.150	07/15/49	1,029,959
250,000	Waste Management, Inc	2.500	11/15/50	215,923
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			32,335,892

CONSUMER DURABLES & APPAREL - 0.2%
300,000	Coach, Inc	3.000	07/15/22	306,899
700,000	Coach, Inc	4.125	07/15/27	758,787
500,000	DR Horton, Inc	4.375	09/15/22	522,136
750,000	DR Horton, Inc	2.500	10/15/24	787,605
500,000	DR Horton, Inc	2.600	10/15/25	525,898
1,000,000	DR Horton, Inc	1.400	10/15/27	972,588
750,000	Hasbro, Inc	3.550	11/19/26	809,433
775,000	Hasbro, Inc	3.500	09/15/27	827,394
1,000,000	Hasbro, Inc	3.900	11/19/29	1,075,461
100,000	Hasbro, Inc	6.350	03/15/40	127,791
200,000	Hasbro, Inc	5.100	05/15/44	222,470
200,000	Leggett & Platt, Inc	3.400	08/15/22	205,732
475,000	Leggett & Platt, Inc	3.500	11/15/27	509,904
350,000	Leggett & Platt, Inc	4.400	03/15/29	391,113
1,900,000	Lennar Corp	4.750	11/29/27	2,181,428
100,000	Mohawk Industries, Inc	3.850	02/01/23	105,147
750,000	Mohawk Industries, Inc	3.625	05/15/30	804,383
300,000	NIKE, Inc	2.250	05/01/23	310,255
650,000	NIKE, Inc	2.375	11/01/26	682,983
300,000	NIKE, Inc	3.625	05/01/43	324,347
825,000	NIKE, Inc	3.875	11/01/45	940,913
200,000	NIKE, Inc	3.375	11/01/46	206,935
2,440,000	NIKE, Inc	3.375	03/27/50	2,561,358
150,000	NVR, Inc	3.950	09/15/22	155,564
1,000,000	NVR, Inc	3.000	05/15/30	1,026,344
1,000,000	Ralph Lauren Corp	1.700	06/15/22	1,015,861
200,000	Ralph Lauren Corp	3.750	09/15/25	220,069
1,000,000	Ralph Lauren Corp	2.950	06/15/30	1,031,533
300,000	VF Corp	2.050	04/23/22	304,915
400,000	VF Corp	2.400	04/23/25	417,010
1,000,000	VF Corp	2.800	04/23/27	1,054,199
200,000	VF Corp	2.950	04/23/30	207,609
150,000	Whirlpool Corp	4.700	06/01/22	156,915
100,000	Whirlpool Corp	3.700	03/01/23	105,873
100,000	Whirlpool Corp	4.000	03/01/24	109,141
925,000	Whirlpool Corp	4.750	02/26/29	1,071,527
21

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Whirlpool Corp	4.500%	06/01/46	$218,343
775,000	Whirlpool Corp	4.600	05/15/50	891,002
	TOTAL CONSUMER DURABLES & APPAREL			24,146,865

CONSUMER SERVICES - 0.5%
14,500,000	Anheuser-Busch Cos LLC	3.650	02/01/26	15,942,601
3,150,000	Anheuser-Busch Cos LLC	4.700	02/01/36	3,690,126
11,375,000	Anheuser-Busch Cos LLC	4.900	02/01/46	13,587,936
300,000	Board of Trustees of The Leland Stanford Junior University	3.647	05/01/48	343,995
500,000	Booking Holdings, Inc	4.100	04/13/25	557,138
500,000	Booking Holdings, Inc	4.500	04/13/27	580,165
1,100,000	Booking Holdings, Inc	4.625	04/13/30	1,281,341
1,000,000	California Endowment	2.498	04/01/51	919,864
100,000	Children’s Hospital Corp	4.115	01/01/47	118,345
1,000,000	Children’s Hospital Corp	2.585	02/01/50	900,410
500,000	Choice Hotels International, Inc	3.700	12/01/29	523,980
600,000	Cintas Corp No 2	2.900	04/01/22	613,879
675,000	Cintas Corp No 2	3.700	04/01/27	749,548
500,000	CommonSpirit Health	2.950	11/01/22	515,916
750,000	CommonSpirit Health	2.760	10/01/24	794,651
1,000,000	CommonSpirit Health	3.347	10/01/29	1,066,979
1,000,000	CommonSpirit Health	2.782	10/01/30	1,011,809
300,000	CommonSpirit Health	4.350	11/01/42	331,092
750,000	CommonSpirit Health	3.817	10/01/49	793,296
715,000	CommonSpirit Health	4.187	10/01/49	771,158
500,000	CommonSpirit Health	3.910	10/01/50	509,352
200,000	Darden Restaurants, Inc	3.850	05/01/27	217,720
300,000	Darden Restaurants, Inc	4.550	02/15/48	317,264
500,000	Emory University	2.143	09/01/30	494,357
500,000	Emory University	2.969	09/01/50	494,739
200,000	Hyatt Hotels Corp	3.375	07/15/23	209,103
100,000	Hyatt Hotels Corp	5.375	04/23/25	112,196
100,000	Hyatt Hotels Corp	4.850	03/15/26	110,603
200,000	Hyatt Hotels Corp	4.375	09/15/28	214,388
1,100,000	Hyatt Hotels Corp	5.750	04/23/30	1,285,562
750,000	Johns Hopkins University	2.813	01/01/60	700,606
1,000,000	Las Vegas Sands Corp	3.200	08/08/24	1,042,624
500,000	Las Vegas Sands Corp	2.900	06/25/25	511,874
625,000	Las Vegas Sands Corp	3.500	08/18/26	651,677
750,000	Las Vegas Sands Corp	3.900	08/08/29	770,702
500,000	Leland Stanford Junior University	1.289	06/01/27	499,120
1,000,000	Leland Stanford Junior University	2.413	06/01/50	911,634
300,000	Marriott International, Inc	4.150	12/01/23	322,680
300,000	Marriott International, Inc	3.600	04/15/24	319,214
125,000	Marriott International, Inc	5.750	05/01/25	143,437
1,250,000	Marriott International, Inc	4.000	04/15/28	1,331,055
300,000	Marriott International, Inc	4.650	12/01/28	334,579
400,000	Marriott International, Inc	4.625	06/15/30	447,478
1,000,000	Marriott International, Inc	2.850	04/15/31	981,447
1,500,000	Marriott International, Inc	3.500	10/15/32	1,556,542
1,000,000	Massachusetts Institute of Technology	2.294	07/01/51	892,846
750,000	Massachusetts Institute of Technology	5.600	07/01/11	1,145,761
200,000	Massachusetts Institute of Technology	4.678	07/01/14	257,662
22

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	Massachusetts Institute of Technology	3.885%	07/01/16	$324,640
650,000	McDonald’s Corp	3.350	04/01/23	684,764
150,000	McDonald’s Corp	1.450	09/01/25	151,434
2,950,000	McDonald’s Corp	3.700	01/30/26	3,251,230
300,000	McDonald’s Corp	3.500	03/01/27	328,892
775,000	McDonald’s Corp	3.800	04/01/28	857,855
1,250,000	McDonald’s Corp	2.625	09/01/29	1,281,937
500,000	McDonald’s Corp	2.125	03/01/30	488,182
2,225,000	McDonald’s Corp	4.700	12/09/35	2,630,840
250,000	McDonald’s Corp	6.300	10/15/37	345,765
100,000	McDonald’s Corp	6.300	03/01/38	139,065
250,000	McDonald’s Corp	4.600	05/26/45	292,294
1,275,000	McDonald’s Corp	4.875	12/09/45	1,543,439
725,000	McDonald’s Corp	4.450	03/01/47	842,606
625,000	McDonald’s Corp	4.450	09/01/48	728,841
1,825,000	McDonald’s Corp	3.625	09/01/49	1,905,055
1,350,000	McDonald’s Corp	4.200	04/01/50	1,533,263
750,000	Northeastern University	2.894	10/01/50	711,777
200,000	Northwestern University	3.868	12/01/48	224,558
750,000	Northwestern University	2.640	12/01/50	712,626
200,000	Northwestern University	3.662	12/01/57	224,504
1,000,000	President & Fellows of Harvard College	2.517	10/15/50	932,702
750,000	President and Fellows of Harvard College	3.619	10/01/37	840,946
200,000	President and Fellows of Harvard College	3.150	07/15/46	211,017
200,000	President and Fellows of Harvard College	3.300	07/15/56	217,505
1,250,000	Sands China Ltd	4.600	08/08/23	1,336,737
2,800,000	Sands China Ltd	5.125	08/08/25	3,131,772
1,100,000	Sands China Ltd	5.400	08/08/28	1,256,684
200,000	Starbucks Corp	2.700	06/15/22	204,711
525,000	Starbucks Corp	3.850	10/01/23	564,126
175,000	Starbucks Corp	2.450	06/15/26	183,237
500,000	Starbucks Corp	2.000	03/12/27	511,609
750,000	Starbucks Corp	3.500	03/01/28	812,725
650,000	Starbucks Corp	4.000	11/15/28	727,801
750,000	Starbucks Corp	3.550	08/15/29	819,920
500,000	Starbucks Corp	2.250	03/12/30	491,802
1,500,000	Starbucks Corp	2.550	11/15/30	1,502,975
200,000	Starbucks Corp	4.300	06/15/45	219,750
200,000	Starbucks Corp	3.750	12/01/47	204,610
650,000	Starbucks Corp	4.500	11/15/48	756,757
1,000,000	Starbucks Corp	4.450	08/15/49	1,160,250
500,000	Starbucks Corp	3.350	03/12/50	489,195
1,000,000	Starbucks Corp	3.500	11/15/50	1,001,110
200,000	Trinity Acquisition plc	3.500	09/15/21	202,133
200,000	Trinity Acquisition plc	4.400	03/15/26	225,125
500,000	Trustees of Boston College	3.129	07/01/52	496,079
100,000	Trustees of Boston University	4.061	10/01/48	117,049
1,000,000	Trustees of Princeton University	2.516	07/01/50	934,818
1,000,000	University of Chicago	3.000	10/01/52	983,220
1,000,000	University of Southern California	3.226	10/01/20	895,314
200,000	Wesleyan University	4.781	07/01/16	237,716
500,000	Yale University	0.873	04/15/25	500,631
750,000	Yale University	1.482	04/15/30	714,760
23

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		Yale University	2.402%	04/15/50	$687,876
		TOTAL CONSUMER SERVICES			104,656,680

DIVERSIFIED FINANCIALS - 2.6%
800,000		AerCap Ireland Capital DAC	3.950	02/01/22	818,520
200,000		AerCap Ireland Capital DAC	3.300	01/23/23	207,366
300,000		AerCap Ireland Capital DAC	4.125	07/03/23	318,260
1,500,000		AerCap Ireland Capital DAC	4.500	09/15/23	1,613,415
600,000		AerCap Ireland Capital DAC	4.875	01/16/24	652,887
1,000,000		AerCap Ireland Capital DAC	3.150	02/15/24	1,041,944
750,000		AerCap Ireland Capital DAC	2.875	08/14/24	773,505
1,675,000		AerCap Ireland Capital DAC	3.500	01/15/25	1,756,467
300,000		AerCap Ireland Capital DAC	4.450	10/01/25	325,917
500,000		AerCap Ireland Capital DAC	1.750	01/30/26	485,632
500,000		AerCap Ireland Capital DAC	4.450	04/03/26	541,328
250,000		AerCap Ireland Capital DAC	3.650	07/21/27	262,332
1,000,000		AerCap Ireland Capital DAC	4.625	10/15/27	1,096,953
200,000	e	AerCap Ireland Capital DAC	3.875	01/23/28	209,566
200,000		Affiliated Managers Group, Inc	4.250	02/15/24	219,235
1,000,000		Affiliated Managers Group, Inc	3.300	06/15/30	1,038,636
20,000		Ahold Finance USA LLC	6.875	05/01/29	26,563
1,000,000		Ally Financial, Inc	4.125	02/13/22	1,030,458
1,000,000		Ally Financial, Inc	3.050	06/05/23	1,045,628
2,000,000		Ally Financial, Inc	1.450	10/02/23	2,030,278
500,000		Ally Financial, Inc	5.800	05/01/25	579,575
2,000,000		Ally Financial, Inc	8.000	11/01/31	2,785,348
200,000		American Express Co	3.700	11/05/21	203,445
1,050,000		American Express Co	2.500	08/01/22	1,078,260
175,000		American Express Co	2.650	12/02/22	181,523
5,000,000		American Express Co	3.400	02/27/23	5,262,573
2,000,000		American Express Co	3.700	08/03/23	2,140,669
750,000		American Express Co	3.000	10/30/24	804,675
1,000,000		American Express Co	4.200	11/06/25	1,130,212
2,500,000		American Express Co	3.125	05/20/26	2,688,213
525,000		American Express Co	4.050	12/03/42	584,684
1,050,000		American Express Credit Corp	2.700	03/03/22	1,071,190
450,000		American Honda Finance Corp	1.650	07/12/21	451,655
1,000,000		American Honda Finance Corp	1.950	05/20/22	1,018,482
1,000,000		American Honda Finance Corp	0.400	10/21/22	1,000,315
325,000		American Honda Finance Corp	2.005	01/10/23	334,107
1,250,000		American Honda Finance Corp	0.875	07/07/23	1,258,724
300,000		American Honda Finance Corp	3.450	07/14/23	320,028
750,000		American Honda Finance Corp	0.650	09/08/23	751,479
500,000		American Honda Finance Corp	3.625	10/10/23	537,032
300,000		American Honda Finance Corp	3.550	01/12/24	323,840
200,000		American Honda Finance Corp	2.900	02/16/24	212,298
1,000,000		American Honda Finance Corp	2.400	06/27/24	1,048,666
1,000,000		American Honda Finance Corp	0.550	07/12/24	992,772
500,000		American Honda Finance Corp	2.150	09/10/24	521,193
1,000,000		American Honda Finance Corp	1.200	07/08/25	995,747
750,000		American Honda Finance Corp	1.000	09/10/25	738,498
100,000		American Honda Finance Corp	2.300	09/09/26	104,623
1,000,000		American Honda Finance Corp	2.350	01/08/27	1,032,869
500,000		American Honda Finance Corp	3.500	02/15/28	546,545
24

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		American Honda Finance Corp	2.000%	03/24/28	$997,755
1,500,000		American Honda Finance Corp	1.800	01/13/31	1,411,330
150,000		Ameriprise Financial, Inc	3.000	03/22/22	153,910
875,000		Ameriprise Financial, Inc	4.000	10/15/23	950,407
300,000		Ameriprise Financial, Inc	3.700	10/15/24	328,769
125,000		Ameriprise Financial, Inc	3.000	04/02/25	132,994
200,000		Ameriprise Financial, Inc	2.875	09/15/26	212,920
1,000,000		Andrew W Mellon Foundation	0.947	08/01/27	973,211
200,000		Ares Capital Corp	3.625	01/19/22	204,164
600,000		Ares Capital Corp	3.500	02/10/23	625,620
850,000		Ares Capital Corp	4.200	06/10/24	916,490
500,000		Ares Capital Corp	4.250	03/01/25	536,415
500,000		Ares Capital Corp	3.250	07/15/25	515,762
1,200,000		Ares Capital Corp	3.875	01/15/26	1,264,669
1,500,000		Ares Capital Corp	2.150	07/15/26	1,460,736
227,000		AXA Equitable Holdings, Inc	3.900	04/20/23	241,332
1,375,000		AXA Equitable Holdings, Inc	4.350	04/20/28	1,539,608
975,000		AXA Equitable Holdings, Inc	5.000	04/20/48	1,173,638
2,000,000		Bank of ,NV Scotia	1.050	03/02/26	1,968,198
500,000		Bank of New York Mellon Corp	3.550	09/23/21	506,375
375,000		Bank of New York Mellon Corp	1.950	08/23/22	383,519
750,000		Bank of New York Mellon Corp	1.850	01/27/23	771,630
2,625,000		Bank of New York Mellon Corp	2.950	01/29/23	2,744,417
1,025,000		Bank of New York Mellon Corp	3.500	04/28/23	1,090,061
825,000		Bank of New York Mellon Corp	2.200	08/16/23	858,006
1,000,000		Bank of New York Mellon Corp	0.350	12/07/23	999,072
350,000		Bank of New York Mellon Corp	3.650	02/04/24	380,174
800,000		Bank of New York Mellon Corp	3.250	09/11/24	868,703
1,750,000		Bank of New York Mellon Corp	2.100	10/24/24	1,841,863
500,000		Bank of New York Mellon Corp	3.000	02/24/25	535,847
725,000		Bank of New York Mellon Corp	1.600	04/24/25	738,856
1,500,000		Bank of New York Mellon Corp	0.750	01/28/26	1,470,159
500,000		Bank of New York Mellon Corp	2.800	05/04/26	534,293
500,000		Bank of New York Mellon Corp	2.450	08/17/26	525,419
800,000		Bank of New York Mellon Corp	3.250	05/16/27	869,999
1,000,000		Bank of New York Mellon Corp	3.400	01/29/28	1,093,612
600,000	e	Bank of New York Mellon Corp	3.850	04/28/28	676,994
400,000		Bank of New York Mellon Corp	3.300	08/23/29	429,166
1,500,000		Bank of New York Mellon Corp	1.650	01/28/31	1,427,157
1,325,000		Berkshire Hathaway, Inc	2.750	03/15/23	1,384,419
2,400,000		Berkshire Hathaway, Inc	3.125	03/15/26	2,612,807
800,000		Berkshire Hathaway, Inc	4.500	02/11/43	959,106
250,000		BGC Partners, Inc	5.375	07/24/23	271,698
500,000		BGC Partners, Inc	3.750	10/01/24	524,560
750,000		BGC Partners, Inc	4.375	12/15/25	798,543
5,325,000		BlackRock, Inc	3.375	06/01/22	5,516,344
500,000		BlackRock, Inc	3.500	03/18/24	543,795
850,000		BlackRock, Inc	3.250	04/30/29	920,644
1,450,000		BlackRock, Inc	1.900	01/28/31	1,402,477
200,000		Block Financial LLC	5.500	11/01/22	209,896
200,000		Block Financial LLC	5.250	10/01/25	223,904
750,000		Block Financial LLC	3.875	08/15/30	773,849
400,000		BPCE S.A.	2.750	12/02/21	406,527
25

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,025,000	BPCE S.A.	4.000%	04/15/24	$1,120,842
300,000	BPCE S.A.	3.375	12/02/26	326,471
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	327,749
1,000,000	Brookfield Finance LLC	3.450	04/15/50	946,556
550,000	Brookfield Finance, Inc	4.000	04/01/24	597,225
200,000	Brookfield Finance, Inc	4.250	06/02/26	225,271
300,000	Brookfield Finance, Inc	3.900	01/25/28	329,631
600,000	Brookfield Finance, Inc	4.850	03/29/29	693,353
300,000	Brookfield Finance, Inc	4.350	04/15/30	338,698
725,000	Brookfield Finance, Inc	4.700	09/20/47	826,766
1,000,000	Brookfield Finance, Inc	3.500	03/30/51	952,995
275,000	Capital One Bank USA NA	3.375	02/15/23	288,857
2,250,000	Capital One Financial Corp	3.050	03/09/22	2,301,203
1,925,000	Capital One Financial Corp	3.200	01/30/23	2,015,245
500,000	Capital One Financial Corp	2.600	05/11/23	519,996
150,000	Capital One Financial Corp	3.500	06/15/23	159,550
300,000	Capital One Financial Corp	3.900	01/29/24	324,354
750,000	Capital One Financial Corp	3.300	10/30/24	808,614
125,000	Capital One Financial Corp	3.200	02/05/25	133,257
625,000	Capital One Financial Corp	4.250	04/30/25	692,445
850,000	Capital One Financial Corp	4.200	10/29/25	940,805
700,000	Capital One Financial Corp	3.750	07/28/26	760,526
1,075,000	Capital One Financial Corp	3.750	03/09/27	1,180,076
1,000,000	Capital One Financial Corp	3.650	05/11/27	1,093,625
2,700,000	Capital One Financial Corp	3.800	01/31/28	2,967,679
1,000,000	Cboe Global Markets, Inc	1.625	12/15/30	931,298
450,000	CBOE Holdings, Inc	3.650	01/12/27	495,061
500,000	Celanese US Holdings LLC	4.625	11/15/22	529,839
200,000	Celanese US Holdings LLC	3.500	05/08/24	214,449
425,000	Charles Schwab Corp	2.650	01/25/23	441,815
300,000	Charles Schwab Corp	3.550	02/01/24	324,156
200,000	Charles Schwab Corp	3.000	03/10/25	213,841
1,250,000	Charles Schwab Corp	3.850	05/21/25	1,381,619
1,500,000	Charles Schwab Corp	0.900	03/11/26	1,480,579
500,000	Charles Schwab Corp	3.200	03/02/27	543,368
200,000	Charles Schwab Corp	3.200	01/25/28	216,496
2,000,000	Charles Schwab Corp	2.000	03/20/28	2,008,880
300,000	Charles Schwab Corp	4.000	02/01/29	338,764
1,000,000	Charles Schwab Corp	3.250	05/22/29	1,076,035
1,500,000	Charles Schwab Corp	1.650	03/11/31	1,401,111
1,500,000	CI Financial Corp	3.200	12/17/30	1,492,098
350,000	CME Group, Inc	3.000	09/15/22	363,476
475,000	CME Group, Inc	3.000	03/15/25	507,862
500,000	CME Group, Inc	3.750	06/15/28	556,050
400,000	CME Group, Inc	5.300	09/15/43	540,395
500,000	CME Group, Inc	4.150	06/15/48	599,674
2,000,000	Credit Suisse AG.	1.000	05/05/23	2,010,897
2,000,000	Credit Suisse AG.	0.495	02/02/24	1,977,436
2,900,000	Credit Suisse AG.	3.625	09/09/24	3,142,715
500,000	Credit Suisse AG.	2.950	04/09/25	530,021
1,275,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	1,352,877
2,300,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,478,240
2,750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	3,076,593
1,750,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	2,081,470
26

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Deutsche Bank AG.	3.375%	05/12/21	$501,430
400,000	Deutsche Bank AG.	3.300	11/16/22	415,402
750,000	Deutsche Bank AG.	3.950	02/27/23	792,118
525,000	Deutsche Bank AG.	3.700	05/30/24	561,389
1,000,000	Deutsche Bank AG.	2.222	09/18/24	1,026,468
2,000,000	Deutsche Bank AG.	1.447	04/01/25	1,999,304
1,000,000	Deutsche Bank AG.	3.961	11/26/25	1,082,782
1,800,000	Deutsche Bank AG.	4.100	01/13/26	1,944,946
3,000,000	Deutsche Bank AG.	1.686	03/19/26	2,993,335
2,000,000	Deutsche Bank AG.	2.129	11/24/26	2,005,032
825,000	Deutsche Bank AG.	3.547	09/18/31	851,884
2,575,000	Diageo Investment Corp	2.875	05/11/22	2,650,283
100,000	Diageo Investment Corp	4.250	05/11/42	117,629
100,000	Discover Financial Services	5.200	04/27/22	104,825
700,000	Discover Financial Services	3.950	11/06/24	762,734
200,000	Discover Financial Services	4.500	01/30/26	225,511
350,000	Discover Financial Services	4.100	02/09/27	388,433
475,000	E*TRADE Financial Corp	2.950	08/24/22	490,515
200,000	E*TRADE Financial Corp	3.800	08/24/27	221,700
300,000	E*TRADE Financial Corp	4.500	06/20/28	342,374
300,000	Eaton Vance Corp	3.625	06/15/23	320,027
200,000	Eaton Vance Corp	3.500	04/06/27	217,169
750,000	Ford Foundation	2.415	06/01/50	676,489
525,000	Ford Foundation	2.815	06/01/70	472,593
150,000	Franklin Resources, Inc	2.800	09/15/22	155,180
200,000	Franklin Resources, Inc	2.850	03/30/25	212,261
1,000,000	Franklin Resources, Inc	1.600	10/30/30	925,078
750,000	FS KKR Capital Corp	4.125	02/01/25	771,157
750,000	FS KKR Capital Corp	3.400	01/15/26	743,903
5,768,000	GE Capital International Funding Co	3.373	11/15/25	6,254,214
8,444,000	GE Capital International Funding Co	4.418	11/15/35	9,666,353
2,000,000	General Motors Financial Co, Inc	3.550	04/09/21	2,000,703
875,000	General Motors Financial Co, Inc	3.200	07/06/21	878,799
575,000	General Motors Financial Co, Inc	4.200	11/06/21	587,414
1,000,000	General Motors Financial Co, Inc	3.450	01/14/22	1,020,074
2,700,000	General Motors Financial Co, Inc	3.450	04/10/22	2,763,422
525,000	General Motors Financial Co, Inc	3.150	06/30/22	539,776
850,000	General Motors Financial Co, Inc	3.550	07/08/22	880,502
300,000	General Motors Financial Co, Inc	3.250	01/05/23	312,507
1,125,000	General Motors Financial Co, Inc	3.700	05/09/23	1,184,910
725,000	General Motors Financial Co, Inc	4.150	06/19/23	777,840
650,000	General Motors Financial Co, Inc	5.100	01/17/24	718,822
725,000	General Motors Financial Co, Inc	3.950	04/13/24	780,273
1,500,000	General Motors Financial Co, Inc	3.500	11/07/24	1,608,928
125,000	General Motors Financial Co, Inc	4.000	01/15/25	135,779
1,000,000	General Motors Financial Co, Inc	2.900	02/26/25	1,048,488
5,175,000	General Motors Financial Co, Inc	4.350	04/09/25	5,676,042
3,000,000	General Motors Financial Co, Inc	2.750	06/20/25	3,131,709
450,000	General Motors Financial Co, Inc	4.300	07/13/25	494,826
500,000	General Motors Financial Co, Inc	1.250	01/08/26	490,596
275,000	General Motors Financial Co, Inc	5.250	03/01/26	315,034
525,000	General Motors Financial Co, Inc	4.000	10/06/26	572,765
1,400,000	General Motors Financial Co, Inc	4.350	01/17/27	1,554,712
27

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	General Motors Financial Co, Inc	2.700%	08/20/27	$1,018,766
1,100,000	General Motors Financial Co, Inc	3.850	01/05/28	1,184,734
2,400,000	General Motors Financial Co, Inc	5.650	01/17/29	2,847,022
1,500,000	General Motors Financial Co, Inc	3.600	06/21/30	1,582,239
2,000,000	General Motors Financial Co, Inc	2.350	01/08/31	1,909,939
500,000	Goldman Sachs BDC, Inc	3.750	02/10/25	527,498
500,000	Goldman Sachs BDC, Inc	2.875	01/15/26	505,365
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,320,051
5,625,000	Goldman Sachs Group, Inc	5.750	01/24/22	5,869,901
1,350,000	Goldman Sachs Group, Inc	3.000	04/26/22	1,352,112
2,275,000	Goldman Sachs Group, Inc	3.625	01/22/23	2,398,800
2,000,000	Goldman Sachs Group, Inc	0.481	01/27/23	1,997,258
5,425,000	Goldman Sachs Group, Inc	3.200	02/23/23	5,676,930
1,000,000	Goldman Sachs Group, Inc	0.627	11/17/23	1,000,180
2,575,000	Goldman Sachs Group, Inc	3.625	02/20/24	2,771,086
2,025,000	Goldman Sachs Group, Inc	4.000	03/03/24	2,206,652
425,000	Goldman Sachs Group, Inc	3.850	07/08/24	461,912
600,000	Goldman Sachs Group, Inc	3.500	01/23/25	647,490
250,000	Goldman Sachs Group, Inc	3.500	04/01/25	270,853
1,100,000	Goldman Sachs Group, Inc	3.750	05/22/25	1,200,809
2,375,000	Goldman Sachs Group, Inc	3.272	09/29/25	2,548,541
575,000	Goldman Sachs Group, Inc	4.250	10/21/25	641,816
700,000	Goldman Sachs Group, Inc	0.855	02/12/26	688,032
1,125,000	Goldman Sachs Group, Inc	3.750	02/25/26	1,235,883
425,000	Goldman Sachs Group, Inc	3.500	11/16/26	460,637
700,000	Goldman Sachs Group, Inc	1.093	12/09/26	685,924
125,000	Goldman Sachs Group, Inc	5.950	01/15/27	151,210
3,950,000	Goldman Sachs Group, Inc	3.850	01/26/27	4,332,994
2,600,000	Goldman Sachs Group, Inc	1.431	03/09/27	2,576,720
4,475,000	Goldman Sachs Group, Inc	3.691	06/05/28	4,896,379
8,525,000	Goldman Sachs Group, Inc	3.814	04/23/29	9,340,192
550,000	Goldman Sachs Group, Inc	4.223	05/01/29	616,999
2,500,000	Goldman Sachs Group, Inc	2.600	02/07/30	2,530,405
2,500,000	Goldman Sachs Group, Inc	3.800	03/15/30	2,753,551
5,000,000	Goldman Sachs Group, Inc	1.992	01/27/32	4,745,226
900,000	Goldman Sachs Group, Inc	6.750	10/01/37	1,272,259
2,425,000	Goldman Sachs Group, Inc	4.017	10/31/38	2,689,107
4,525,000	Goldman Sachs Group, Inc	4.411	04/23/39	5,273,983
2,475,000	Goldman Sachs Group, Inc	6.250	02/01/41	3,503,460
1,225,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,504,879
1,650,000	Goldman Sachs Group, Inc	5.150	05/22/45	2,062,451
200,000	Goldman Sachs Group, Inc	4.750	10/21/45	246,334
1,000,000	Golub Capital BDC, Inc	2.500	08/24/26	978,300
300,000	Intercontinental Exchange, Inc	2.350	09/15/22	307,388
1,000,000	Intercontinental Exchange, Inc	0.700	06/15/23	1,000,993
300,000	Intercontinental Exchange, Inc	3.450	09/21/23	320,356
350,000	Intercontinental Exchange, Inc	4.000	10/15/23	379,082
825,000	Intercontinental Exchange, Inc	3.750	12/01/25	904,606
1,000,000	Intercontinental Exchange, Inc	3.100	09/15/27	1,083,594
500,000	Intercontinental Exchange, Inc	3.750	09/21/28	549,865
1,500,000	Intercontinental Exchange, Inc	2.100	06/15/30	1,440,549
1,000,000	Intercontinental Exchange, Inc	1.850	09/15/32	915,429
775,000	Intercontinental Exchange, Inc	2.650	09/15/40	716,429
575,000	Intercontinental Exchange, Inc	4.250	09/21/48	638,593
28

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Intercontinental Exchange, Inc	3.000%	06/15/50	$931,842
1,000,000	Intercontinental Exchange, Inc	3.000	09/15/60	886,631
600,000	International Lease Finance Corp	5.875	08/15/22	641,605
125,000	Invesco Finance plc	3.125	11/30/22	130,376
200,000	Invesco Finance plc	4.000	01/30/24	218,530
800,000	Invesco Finance plc	3.750	01/15/26	878,369
200,000	Invesco Finance plc	5.375	11/30/43	247,415
2,000,000	J Paul Getty Trust	0.391	01/01/24	1,987,016
300,000	Janus Capital Group, Inc	4.875	08/01/25	338,763
1,000,000	Jefferies Group LLC	4.850	01/15/27	1,150,405
600,000	Jefferies Group LLC	6.450	06/08/27	747,886
1,000,000	Jefferies Group LLC	4.150	01/23/30	1,097,955
1,000,000	Jefferies Group LLC	2.750	10/15/32	979,593
150,000	Lazard Group LLC	3.750	02/13/25	162,970
200,000	Lazard Group LLC	3.625	03/01/27	215,553
325,000	Lazard Group LLC	4.500	09/19/28	366,622
425,000	Lazard Group LLC	4.375	03/11/29	473,548
400,000	Legg Mason, Inc	5.625	01/15/44	528,376
1,000,000	Main Street Capital Corp	3.000	07/14/26	993,988
200,000	Moody’s Corp	2.625	01/15/23	207,316
1,200,000	Moody’s Corp	3.250	01/15/28	1,288,694
300,000	Moody’s Corp	4.250	02/01/29	340,505
200,000	Moody’s Corp	5.250	07/15/44	258,048
300,000	Moody’s Corp	4.875	12/17/48	369,710
750,000	Moody’s Corp	3.250	05/20/50	727,984
4,275,000	Morgan Stanley	2.750	05/19/22	4,390,660
2,850,000	Morgan Stanley	4.875	11/01/22	3,038,559
475,000	Morgan Stanley	3.750	02/25/23	503,597
3,175,000	Morgan Stanley	4.100	05/22/23	3,395,122
2,000,000	Morgan Stanley	0.560	11/10/23	2,000,643
1,000,000	Morgan Stanley	0.529	01/25/24	998,177
5,350,000	Morgan Stanley	3.737	04/24/24	5,687,665
4,092,000	Morgan Stanley	3.700	10/23/24	4,479,753
1,025,000	Morgan Stanley	2.720	07/22/25	1,081,292
500,000	Morgan Stanley	4.000	07/23/25	554,878
4,000,000	Morgan Stanley	0.864	10/21/25	3,978,422
950,000	Morgan Stanley	5.000	11/24/25	1,091,818
575,000	Morgan Stanley	3.875	01/27/26	639,364
500,000	Morgan Stanley	3.125	07/27/26	538,140
400,000	Morgan Stanley	4.350	09/08/26	451,942
5,000,000	Morgan Stanley	0.985	12/10/26	4,880,465
2,750,000	Morgan Stanley	3.625	01/20/27	3,017,440
1,975,000	Morgan Stanley	3.950	04/23/27	2,185,486
1,575,000	Morgan Stanley	3.591	07/22/28	1,717,043
4,850,000	Morgan Stanley	3.772	01/24/29	5,304,640
3,475,000	Morgan Stanley	4.431	01/23/30	3,978,911
5,000,000	Morgan Stanley	2.699	01/22/31	5,087,642
500,000	Morgan Stanley	3.622	04/01/31	542,872
5,000,000	Morgan Stanley	1.794	02/13/32	4,666,794
150,000	Morgan Stanley	7.250	04/01/32	210,825
2,500,000	Morgan Stanley	1.928	04/28/32	2,361,763
725,000	Morgan Stanley	3.971	07/22/38	805,176
2,675,000	Morgan Stanley	4.457	04/22/39	3,129,339
29

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$275,000		Morgan Stanley	6.375%	07/24/42	$401,072
175,000		Morgan Stanley	4.300	01/27/45	205,026
3,200,000		Morgan Stanley	4.375	01/22/47	3,795,765
900,000		Morgan Stanley	5.597	03/24/51	1,253,428
1,425,000		Morgan Stanley	2.802	01/25/52	1,311,664
500,000		NASDAQ, Inc	0.445	12/21/22	500,316
250,000		NASDAQ, Inc	4.250	06/01/24	274,466
400,000		NASDAQ, Inc	3.850	06/30/26	441,546
1,000,000		NASDAQ, Inc	1.650	01/15/31	914,922
1,000,000		NASDAQ, Inc	2.500	12/21/40	878,755
500,000		NASDAQ, Inc	3.250	04/28/50	470,024
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	355,865
500,000		National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	509,652
500,000		National Rural Utilities Cooperative Finance Corp	2.300	09/15/22	512,051
200,000		National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	208,151
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	213,061
300,000		National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	317,660
1,000,000		National Rural Utilities Cooperative Finance Corp	0.350	02/08/24	993,737
400,000		National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	423,067
200,000		National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	215,540
1,000,000		National Rural Utilities Cooperative Finance Corp	1.000	06/15/26	973,924
1,000,000		National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	1,074,814
200,000		National Rural Utilities Cooperative Finance Corp	3.900	11/01/28	223,293
300,000		National Rural Utilities Cooperative Finance Corp	3.700	03/15/29	328,462
1,000,000	e	National Rural Utilities Cooperative Finance Corp	2.400	03/15/30	991,194
1,000,000		National Rural Utilities Cooperative Finance Corp	1.350	03/15/31	900,776
1,000,000		National Rural Utilities Cooperative Finance Corp	1.650	06/15/31	925,906
500,000		National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	513,226
200,000		National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	215,812
200,000		National Rural Utilities Cooperative Finance Corp	4.400	11/01/48	234,397
550,000		National Rural Utilities Cooperative Finance Corp	4.300	03/15/49	632,588
300,000		Navient Solutions LLC	0.000	10/03/22	293,522
1,500,000		Nomura Holdings, Inc	2.648	01/16/25	1,551,503
1,000,000		Nomura Holdings, Inc	1.851	07/16/25	997,887
1,500,000		Nomura Holdings, Inc	3.103	01/16/30	1,523,248
500,000		Nomura Holdings, Inc	2.679	07/16/30	490,959
350,000		Northern Trust Corp	2.375	08/02/22	359,601
625,000		Northern Trust Corp	3.950	10/30/25	697,193
500,000		Northern Trust Corp	3.650	08/03/28	554,208
500,000		Northern Trust Corp	3.150	05/03/29	535,847
700,000		Northern Trust Corp	1.950	05/01/30	682,872
100,000		Northern Trust Corp	3.375	05/08/32	107,275
1,200,000		Oesterreichische Kontrollbank AG.	1.625	09/17/22	1,224,425
750,000		Oesterreichische Kontrollbank AG.	2.875	03/13/23	788,078
1,350,000		Oesterreichische Kontrollbank AG.	3.125	11/07/23	1,444,591
1,500,000		Oesterreichische Kontrollbank AG.	1.500	02/12/25	1,544,405
2,000,000		Oesterreichische Kontrollbank AG.	0.375	09/17/25	1,949,830
2,500,000		Oesterreichische Kontrollbank AG.	0.500	02/02/26	2,435,887
475,000		ORIX Corp	2.900	07/18/22	489,413
500,000		ORIX Corp	4.050	01/16/24	544,145
500,000		ORIX Corp	3.250	12/04/24	539,975
200,000		ORIX Corp	3.700	07/18/27	222,027
1,000,000		ORIX Corp	2.250	03/09/31	966,167
500,000		Owl Rock Capital Corp	4.000	03/30/25	523,753
30

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Owl Rock Capital Corp	3.750%	07/22/25	$518,419
1,000,000		Owl Rock Capital Corp	4.250	01/15/26	1,049,429
750,000		Owl Rock Capital Corp	3.400	07/15/26	759,659
750,000		PACCAR Financial Corp	2.650	05/10/22	769,507
200,000		PACCAR Financial Corp	2.000	09/26/22	204,810
500,000		PACCAR Financial Corp	2.650	04/06/23	523,632
500,000		PACCAR Financial Corp	0.800	06/08/23	504,719
200,000		PACCAR Financial Corp	3.400	08/09/23	212,878
2,000,000		PACCAR Financial Corp	0.350	08/11/23	1,997,651
3,000,000		PACCAR Financial Corp	0.350	02/02/24	2,986,545
300,000		PACCAR Financial Corp	2.150	08/15/24	314,590
750,000		PACCAR Financial Corp	1.800	02/06/25	767,096
600,000		Raymond James Financial, Inc	3.625	09/15/26	665,591
425,000		Raymond James Financial, Inc	4.950	07/15/46	520,922
1,000,000	h	Raymond James Financial, Inc	3.750	04/01/51	1,034,727
300,000		S&P Global, Inc	4.000	06/15/25	332,904
500,000		S&P Global, Inc	2.500	12/01/29	512,157
500,000		S&P Global, Inc	1.250	08/15/30	457,779
500,000		S&P Global, Inc	3.250	12/01/49	511,799
500,000		S&P Global, Inc	2.300	08/15/60	406,253
3,125,000		Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	3,283,626
1,400,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	1,508,301
1,500,000		Sixth Street Specialty Lending, Inc	2.500	08/01/26	1,487,577
500,000		State Street Corp	2.653	05/15/23	512,827
2,150,000		State Street Corp	3.100	05/15/23	2,267,567
300,000		State Street Corp	3.776	12/03/24	324,793
750,000		State Street Corp	3.300	12/16/24	817,822
375,000		State Street Corp	3.550	08/18/25	412,752
1,000,000		State Street Corp	2.354	11/01/25	1,051,820
500,000		State Street Corp	2.901	03/30/26	531,959
650,000		State Street Corp	2.650	05/19/26	691,629
300,000		State Street Corp	4.141	12/03/29	342,250
750,000		State Street Corp	2.400	01/24/30	763,032
1,375,000		State Street Corp	2.200	03/03/31	1,340,002
500,000		State Street Corp	3.031	11/01/34	515,786
100,000		Stifel Financial Corp	4.250	07/18/24	110,670
550,000		Synchrony Financial	2.850	07/25/22	564,796
500,000		Synchrony Financial	4.375	03/19/24	545,098
250,000		Synchrony Financial	4.250	08/15/24	271,952
600,000		Synchrony Financial	4.500	07/23/25	665,330
300,000		Synchrony Financial	3.700	08/04/26	322,813
900,000		Synchrony Financial	3.950	12/01/27	969,710
500,000		Synchrony Financial	5.150	03/19/29	576,635
425,000		TD Ameritrade Holding Corp	2.950	04/01/22	434,353
300,000		TD Ameritrade Holding Corp	3.750	04/01/24	325,780
350,000		TD Ameritrade Holding Corp	3.625	04/01/25	381,547
525,000		TD Ameritrade Holding Corp	3.300	04/01/27	570,218
500,000		TD Ameritrade Holding Corp	2.750	10/01/29	518,036
300,000		Toyota Motor Credit Corp	2.800	07/13/22	309,596
2,250,000		Toyota Motor Credit Corp	0.450	07/22/22	2,254,381
500,000		Toyota Motor Credit Corp	2.150	09/08/22	512,970
1,000,000		Toyota Motor Credit Corp	0.350	10/14/22	1,000,337
500,000		Toyota Motor Credit Corp	2.700	01/11/23	520,197
31

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Toyota Motor Credit Corp	0.500%	08/14/23	$1,000,448
500,000		Toyota Motor Credit Corp	3.450	09/20/23	535,709
400,000		Toyota Motor Credit Corp	3.350	01/08/24	431,278
1,000,000		Toyota Motor Credit Corp	0.450	01/11/24	997,260
1,000,000		Toyota Motor Credit Corp	2.000	10/07/24	1,041,895
3,000,000		Toyota Motor Credit Corp	1.800	02/13/25	3,082,247
1,500,000		Toyota Motor Credit Corp	3.400	04/14/25	1,633,395
1,000,000		Toyota Motor Credit Corp	0.800	10/16/25	982,580
1,000,000	e	Toyota Motor Credit Corp	0.800	01/09/26	982,082
1,000,000		Toyota Motor Credit Corp	1.150	08/13/27	968,770
300,000		Toyota Motor Credit Corp	3.050	01/11/28	320,991
400,000		Toyota Motor Credit Corp	3.650	01/08/29	443,820
650,000		Toyota Motor Credit Corp	2.150	02/13/30	645,565
225,000		Toyota Motor Credit Corp	3.375	04/01/30	244,220
1,000,000		Toyota Motor Credit Corp	1.650	01/10/31	943,413
625,000		Unilever Capital Corp	2.200	05/05/22	637,112
500,000		Unilever Capital Corp	3.125	03/22/23	527,249
750,000		Unilever Capital Corp	0.375	09/14/23	752,282
300,000		Unilever Capital Corp	3.250	03/07/24	322,516
1,100,000		Unilever Capital Corp	2.600	05/05/24	1,164,163
500,000		Unilever Capital Corp	3.375	03/22/25	543,836
450,000		Unilever Capital Corp	3.100	07/30/25	486,453
225,000		Unilever Capital Corp	2.000	07/28/26	232,665
800,000		Unilever Capital Corp	2.900	05/05/27	859,090
1,150,000		Unilever Capital Corp	3.500	03/22/28	1,265,803
1,000,000		Unilever Capital Corp	2.125	09/06/29	998,587
175,000		Unilever Capital Corp	1.375	09/14/30	164,244
430,000		Unilever Capital Corp	5.900	11/15/32	580,391
200,000		Voya Financial, Inc	3.125	07/15/24	213,732
550,000		Voya Financial, Inc	3.650	06/15/26	608,761
200,000		Voya Financial, Inc	5.700	07/15/43	258,657
200,000		Voya Financial, Inc	4.800	06/15/46	236,145
		TOTAL DIVERSIFIED FINANCIALS			512,810,742

ENERGY - 2.0%
925,000		Baker Hughes a GE Co LLC	2.773	12/15/22	959,314
875,000		Baker Hughes a GE Co LLC	3.337	12/15/27	936,903
1,000,000		Baker Hughes a GE Co LLC	3.138	11/07/29	1,046,320
500,000		Baker Hughes a GE Co LLC	4.486	05/01/30	569,594
800,000		Baker Hughes a GE Co LLC	5.125	09/15/40	974,857
875,000		Baker Hughes a GE Co LLC	4.080	12/15/47	932,739
200,000		Boardwalk Pipelines LP	3.375	02/01/23	206,847
475,000		Boardwalk Pipelines LP	5.950	06/01/26	551,018
450,000		Boardwalk Pipelines LP	4.450	07/15/27	497,903
500,000		Boardwalk Pipelines LP	4.800	05/03/29	552,722
1,000,000		Boardwalk Pipelines LP	3.400	02/15/31	999,205
1,525,000		BP Capital Markets America, Inc	3.245	05/06/22	1,573,515
175,000		BP Capital Markets America, Inc	2.520	09/19/22	179,955
1,000,000		BP Capital Markets America, Inc	2.937	04/06/23	1,050,349
550,000		BP Capital Markets America, Inc	2.750	05/10/23	576,327
800,000		BP Capital Markets America, Inc	3.790	02/06/24	867,842
2,025,000		BP Capital Markets America, Inc	3.224	04/14/24	2,173,777
1,000,000		BP Capital Markets America, Inc	3.194	04/06/25	1,076,053
700,000		BP Capital Markets America, Inc	3.796	09/21/25	771,268
32

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,800,000		BP Capital Markets America, Inc	3.410%	02/11/26	$1,957,016
150,000		BP Capital Markets America, Inc	3.119	05/04/26	161,394
200,000		BP Capital Markets America, Inc	3.017	01/16/27	213,761
500,000		BP Capital Markets America, Inc	3.588	04/14/27	548,078
750,000		BP Capital Markets America, Inc	3.937	09/21/28	834,232
1,300,000		BP Capital Markets America, Inc	4.234	11/06/28	1,474,847
1,000,000		BP Capital Markets America, Inc	1.749	08/10/30	944,575
2,000,000		BP Capital Markets America, Inc	3.000	02/24/50	1,833,172
950,000		BP Capital Markets America, Inc	2.772	11/10/50	828,425
2,500,000		BP Capital Markets America, Inc	2.939	06/04/51	2,229,712
1,000,000		BP Capital Markets America, Inc	3.379	02/08/61	926,836
1,225,000		BP Capital Markets plc	2.500	11/06/22	1,265,909
700,000		BP Capital Markets plc	3.994	09/26/23	761,185
925,000		BP Capital Markets plc	3.814	02/10/24	1,008,244
675,000		BP Capital Markets plc	3.535	11/04/24	737,088
675,000		BP Capital Markets plc	3.506	03/17/25	735,741
925,000		BP Capital Markets plc	3.279	09/19/27	999,032
300,000		BP Capital Markets plc	3.723	11/28/28	330,359
575,000		Burlington Resources Finance Co	7.200	08/15/31	806,414
200,000		Burlington Resources Finance Co	7.400	12/01/31	282,947
600,000		Canadian Natural Resources Ltd	2.950	01/15/23	622,694
600,000		Canadian Natural Resources Ltd	3.800	04/15/24	642,144
700,000		Canadian Natural Resources Ltd	3.900	02/01/25	755,337
750,000		Canadian Natural Resources Ltd	2.050	07/15/25	758,393
1,125,000		Canadian Natural Resources Ltd	3.850	06/01/27	1,217,318
750,000		Canadian Natural Resources Ltd	2.950	07/15/30	748,060
1,625,000		Canadian Natural Resources Ltd	6.250	03/15/38	2,061,378
800,000		Canadian Natural Resources Ltd	4.950	06/01/47	927,231
400,000		Chevron Corp	2.411	03/03/22	406,513
1,050,000		Chevron Corp	2.355	12/05/22	1,080,629
750,000		Chevron Corp	1.141	05/11/23	763,019
500,000		Chevron Corp	2.566	05/16/23	521,973
400,000		Chevron Corp	3.191	06/24/23	421,622
425,000		Chevron Corp	2.895	03/03/24	453,030
750,000		Chevron Corp	1.554	05/11/25	765,303
400,000		Chevron Corp	3.326	11/17/25	436,514
2,475,000		Chevron Corp	2.954	05/16/26	2,654,117
225,000		Chevron Corp	1.995	05/11/27	230,038
600,000		Chevron Corp	2.236	05/11/30	596,986
375,000		Chevron Corp	2.978	05/11/40	371,318
1,000,000		Chevron Corp	3.078	05/11/50	955,946
500,000		Cimarex Energy Co	4.375	06/01/24	543,785
525,000		Cimarex Energy Co	3.900	05/15/27	571,533
300,000		Cimarex Energy Co	4.375	03/15/29	332,030
775,000		Columbia Pipeline Group, Inc	4.500	06/01/25	867,764
300,000		Columbia Pipeline Group, Inc	5.800	06/01/45	370,404
825,000	g	ConocoPhillips	3.750	10/01/27	911,590
950,000	g	ConocoPhillips	4.300	08/15/28	1,076,890
125,000	g	ConocoPhillips	2.400	02/15/31	123,338
400,000	g	ConocoPhillips	4.875	10/01/47	485,964
700,000	g	ConocoPhillips	4.850	08/15/48	849,348
2,800,000		ConocoPhillips Co	4.950	03/15/26	3,249,101
77,000		ConocoPhillips Co	4.150	11/15/34	85,562
33

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$250,000	ConocoPhillips Co	5.900%	05/15/38	$336,232
1,585,000	ConocoPhillips Co	6.500	02/01/39	2,262,249
300,000	ConocoPhillips Co	4.300	11/15/44	341,705
1,650,000	ConocoPhillips Co	5.950	03/15/46	2,254,864
925,000	ConocoPhillips Holding Co	6.950	04/15/29	1,230,663
885,000	Devon Energy Corp	5.600	07/15/41	1,021,006
700,000	Devon Energy Corp	4.750	05/15/42	742,637
1,100,000	Devon Energy Corp	5.000	06/15/45	1,202,036
600,000	Diamondback Energy, Inc	2.875	12/01/24	632,724
750,000	Diamondback Energy, Inc	4.750	05/31/25	838,110
425,000	Diamondback Energy, Inc	3.250	12/01/26	447,920
1,000,000	Diamondback Energy, Inc	3.500	12/01/29	1,037,849
650,000	Diamondback Energy, Inc	3.125	03/24/31	648,925
1,000,000	Diamondback Energy, Inc	4.400	03/24/51	1,024,468
725,000	Ecopetrol S.A.	5.875	09/18/23	800,762
1,000,000	Ecopetrol S.A.	4.125	01/16/25	1,067,400
975,000	Ecopetrol S.A.	5.375	06/26/26	1,093,346
1,550,000	Ecopetrol S.A.	6.875	04/29/30	1,886,970
200,000	Ecopetrol S.A.	7.375	09/18/43	244,618
1,725,000	Ecopetrol S.A.	5.875	05/28/45	1,840,575
300,000	El Paso Corp	7.750	01/15/32	421,525
300,000	Enable Midstream Partners LP	3.900	05/15/24	319,591
200,000	Enable Midstream Partners LP	4.400	03/15/27	216,179
1,250,000	Enable Midstream Partners LP	4.950	05/15/28	1,377,955
500,000	Enable Midstream Partners LP	4.150	09/15/29	519,938
100,000	Enable Midstream Partners LP	5.000	05/15/44	98,312
1,200,000	Enbridge Energy Partners LP	5.875	10/15/25	1,413,598
300,000	Enbridge Energy Partners LP	5.500	09/15/40	354,002
200,000	Enbridge Energy Partners LP	7.375	10/15/45	282,957
800,000	Enbridge, Inc	2.900	07/15/22	822,671
300,000	Enbridge, Inc	4.000	10/01/23	321,631
250,000	Enbridge, Inc	2.500	01/15/25	260,560
100,000	Enbridge, Inc	4.250	12/01/26	111,491
100,000	Enbridge, Inc	3.700	07/15/27	108,753
500,000	Enbridge, Inc	3.125	11/15/29	519,914
300,000	Enbridge, Inc	4.500	06/10/44	324,593
925,000	Enbridge, Inc	5.500	12/01/46	1,136,816
1,000,000	Enbridge, Inc	4.000	11/15/49	1,003,316
500,000	Enbridge, Inc	6.250	03/01/78	523,451
450,000	Energy Transfer Operating LP	5.200	02/01/22	461,675
525,000	Energy Transfer Operating LP	3.600	02/01/23	546,739
200,000	Energy Transfer Operating LP	4.200	09/15/23	214,176
500,000	Energy Transfer Operating LP	4.900	02/01/24	545,632
2,775,000	Energy Transfer Operating LP	4.500	04/15/24	3,026,302
825,000	Energy Transfer Operating LP	4.050	03/15/25	891,407
400,000	Energy Transfer Operating LP	2.900	05/15/25	416,247
325,000	Energy Transfer Operating LP	4.750	01/15/26	360,863
250,000	Energy Transfer Operating LP	4.200	04/15/27	272,443
350,000	Energy Transfer Operating LP	4.950	06/15/28	391,671
2,600,000	Energy Transfer Operating LP	5.250	04/15/29	2,959,546
625,000	Energy Transfer Operating LP	3.750	05/15/30	644,355
400,000	Energy Transfer Operating LP	4.900	03/15/35	421,757
500,000	Energy Transfer Operating LP	5.800	06/15/38	567,033
140,000	Energy Transfer Operating LP	7.500	07/01/38	184,772
34

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$650,000	Energy Transfer Operating LP	6.500%	02/01/42	$775,148
200,000	Energy Transfer Operating LP	5.150	02/01/43	204,301
200,000	Energy Transfer Operating LP	5.950	10/01/43	222,343
550,000	Energy Transfer Operating LP	5.150	03/15/45	567,390
625,000	Energy Transfer Operating LP	6.125	12/15/45	718,963
500,000	Energy Transfer Operating LP	5.300	04/15/47	527,693
1,025,000	Energy Transfer Operating LP	6.000	06/15/48	1,179,085
2,750,000	Energy Transfer Operating LP	6.250	04/15/49	3,227,970
2,175,000	Energy Transfer Operating LP	5.000	05/15/50	2,249,481
400,000	Enterprise Products Operating LLC	4.050	02/15/22	412,684
250,000	Enterprise Products Operating LLC	3.350	03/15/23	262,072
950,000	Enterprise Products Operating LLC	3.900	02/15/24	1,029,402
225,000	Enterprise Products Operating LLC	3.750	02/15/25	246,562
450,000	Enterprise Products Operating LLC	3.700	02/15/26	493,770
3,065,000	Enterprise Products Operating LLC	3.950	02/15/27	3,406,050
725,000	Enterprise Products Operating LLC	4.150	10/16/28	816,866
450,000	Enterprise Products Operating LLC	3.125	07/31/29	474,553
250,000	Enterprise Products Operating LLC	2.800	01/31/30	258,118
480,000	Enterprise Products Operating LLC	6.125	10/15/39	628,058
175,000	Enterprise Products Operating LLC	5.950	02/01/41	224,083
525,000	Enterprise Products Operating LLC	4.850	08/15/42	602,171
325,000	Enterprise Products Operating LLC	4.450	02/15/43	353,685
1,775,000	Enterprise Products Operating LLC	4.850	03/15/44	2,043,637
775,000	Enterprise Products Operating LLC	5.100	02/15/45	918,141
500,000	Enterprise Products Operating LLC	4.900	05/15/46	579,741
675,000	Enterprise Products Operating LLC	4.250	02/15/48	716,970
2,475,000	Enterprise Products Operating LLC	4.800	02/01/49	2,837,521
950,000	Enterprise Products Operating LLC	4.200	01/31/50	1,011,431
775,000	Enterprise Products Operating LLC	3.700	01/31/51	762,988
1,000,000	Enterprise Products Operating LLC	3.200	02/15/52	912,192
200,000	Enterprise Products Operating LLC	4.950	10/15/54	230,135
1,625,000	Enterprise Products Operating LLC	3.950	01/31/60	1,628,010
200,000	Enterprise Products Operating LLC	4.875	08/16/77	188,083
700,000	Enterprise Products Operating LLC	5.250	08/16/77	698,050
400,000	Enterprise Products Operating LLC	5.375	02/15/78	400,937
1,025,000	EOG Resources, Inc	2.625	03/15/23	1,064,037
475,000	EOG Resources, Inc	4.150	01/15/26	533,480
500,000	EOG Resources, Inc	4.375	04/15/30	574,008
200,000	EOG Resources, Inc	3.900	04/01/35	216,029
200,000	EOG Resources, Inc	5.100	01/15/36	236,823
500,000	EOG Resources, Inc	4.950	04/15/50	609,932
925,000	Equinor ASA	2.450	01/17/23	959,519
475,000	Equinor ASA	2.650	01/15/24	500,230
450,000	Equinor ASA	3.700	03/01/24	489,098
500,000	Equinor ASA	3.250	11/10/24	541,262
500,000	Equinor ASA	2.875	04/06/25	533,886
400,000	Equinor ASA	1.750	01/22/26	409,373
500,000	Equinor ASA	3.000	04/06/27	535,455
1,500,000	Equinor ASA	3.625	09/10/28	1,645,827
300,000	Equinor ASA	3.125	04/06/30	317,219
1,175,000	Equinor ASA	2.375	05/22/30	1,172,129
300,000	Equinor ASA	3.625	04/06/40	319,219
200,000	Equinor ASA	5.100	08/17/40	251,955
35

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		Equinor ASA	4.250%	11/23/41	$450,710
300,000		Equinor ASA	3.950	05/15/43	324,671
1,300,000		Equinor ASA	4.800	11/08/43	1,550,726
750,000		Equinor ASA	3.250	11/18/49	734,367
1,300,000		Equinor ASA	3.700	04/06/50	1,380,576
675,000		Exxon Mobil Corp	2.397	03/06/22	686,144
350,000		Exxon Mobil Corp	1.902	08/16/22	357,804
1,350,000		Exxon Mobil Corp	2.726	03/01/23	1,405,463
750,000		Exxon Mobil Corp	1.571	04/15/23	768,382
175,000		Exxon Mobil Corp	3.176	03/15/24	187,323
1,000,000		Exxon Mobil Corp	2.019	08/16/24	1,041,096
850,000		Exxon Mobil Corp	2.709	03/06/25	899,646
1,500,000		Exxon Mobil Corp	2.992	03/19/25	1,607,375
4,177,000	e	Exxon Mobil Corp	3.043	03/01/26	4,507,173
1,000,000		Exxon Mobil Corp	2.275	08/16/26	1,042,345
750,000		Exxon Mobil Corp	3.294	03/19/27	822,104
1,000,000		Exxon Mobil Corp	2.440	08/16/29	1,014,604
750,000		Exxon Mobil Corp	3.482	03/19/30	814,328
750,000		Exxon Mobil Corp	2.610	10/15/30	764,285
1,000,000		Exxon Mobil Corp	2.995	08/16/39	973,395
1,750,000		Exxon Mobil Corp	4.227	03/19/40	1,968,751
500,000		Exxon Mobil Corp	3.567	03/06/45	511,655
1,225,000		Exxon Mobil Corp	4.114	03/01/46	1,346,119
1,400,000		Exxon Mobil Corp	3.095	08/16/49	1,327,467
2,100,000		Exxon Mobil Corp	4.327	03/19/50	2,410,365
2,800,000		Exxon Mobil Corp	3.452	04/15/51	2,827,585
200,000		Gulf South Pipeline Co LP	4.000	06/15/22	204,567
7,000		Halliburton Co	3.500	08/01/23	7,416
187,000		Halliburton Co	3.800	11/15/25	205,653
1,000,000		Halliburton Co	2.920	03/01/30	998,028
500,000		Halliburton Co	4.850	11/15/35	561,904
125,000		Halliburton Co	6.700	09/15/38	162,860
125,000		Halliburton Co	7.450	09/15/39	174,814
750,000		Halliburton Co	4.750	08/01/43	797,455
2,825,000		Halliburton Co	5.000	11/15/45	3,149,461
200,000		Helmerich & Payne, Inc	4.650	03/15/25	218,745
200,000		Hess Corp	3.500	07/15/24	211,004
2,100,000		Hess Corp	4.300	04/01/27	2,288,665
200,000		Hess Corp	6.000	01/15/40	239,108
1,190,000		Hess Corp	5.600	02/15/41	1,372,781
900,000		Hess Corp	5.800	04/01/47	1,073,186
500,000		HollyFrontier Corp	2.625	10/01/23	515,197
200,000		HollyFrontier Corp	5.875	04/01/26	226,699
500,000		HollyFrontier Corp	4.500	10/01/30	517,166
500,000		Husky Energy, Inc	4.000	04/15/24	533,609
825,000		Husky Energy, Inc	4.400	04/15/29	880,705
130,000		Husky Energy, Inc	6.800	09/15/37	157,414
525,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	546,069
300,000		Kinder Morgan Energy Partners LP	4.150	02/01/24	325,850
500,000		Kinder Morgan Energy Partners LP	4.250	09/01/24	550,766
300,000		Kinder Morgan Energy Partners LP	6.950	01/15/38	402,491
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	692,648
400,000		Kinder Morgan Energy Partners LP	4.700	11/01/42	430,464
500,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	563,500
36

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		Kinder Morgan Energy Partners LP	5.500%	03/01/44	$467,990
200,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	234,390
2,525,000		Kinder Morgan, Inc	4.300	06/01/25	2,819,709
2,825,000		Kinder Morgan, Inc	4.300	03/01/28	3,158,565
450,000		Kinder Morgan, Inc	2.000	02/15/31	418,805
3,300,000		Kinder Morgan, Inc	5.300	12/01/34	3,897,282
1,600,000		Kinder Morgan, Inc	5.550	06/01/45	1,913,300
2,325,000		Kinder Morgan, Inc	5.200	03/01/48	2,655,113
500,000		Kinder Morgan, Inc	3.250	08/01/50	437,181
2,000,000		Kinder Morgan, Inc	3.600	02/15/51	1,863,508
900,000		Magellan Midstream Partners LP	5.000	03/01/26	1,031,625
475,000		Magellan Midstream Partners LP	3.250	06/01/30	497,279
225,000		Magellan Midstream Partners LP	4.250	09/15/46	228,983
425,000		Magellan Midstream Partners LP	4.200	10/03/47	423,781
525,000		Magellan Midstream Partners LP	4.850	02/01/49	573,834
1,500,000		Magellan Midstream Partners LP	3.950	03/01/50	1,477,718
391,000		Marathon Oil Corp	2.800	11/01/22	401,053
300,000		Marathon Oil Corp	3.850	06/01/25	321,447
1,475,000		Marathon Oil Corp	4.400	07/15/27	1,623,708
505,000		Marathon Oil Corp	6.600	10/01/37	628,870
600,000		Marathon Oil Corp	5.200	06/01/45	654,488
500,000		Marathon Petroleum Corp	4.500	05/01/23	536,268
2,175,000		Marathon Petroleum Corp	3.625	09/15/24	2,350,807
500,000		Marathon Petroleum Corp	4.700	05/01/25	561,956
200,000		Marathon Petroleum Corp	3.800	04/01/28	216,139
800,000		Marathon Petroleum Corp	6.500	03/01/41	1,063,557
450,000		Marathon Petroleum Corp	4.750	09/15/44	499,115
250,000	e	Marathon Petroleum Corp	5.850	12/15/45	296,345
600,000		Marathon Petroleum Corp	4.500	04/01/48	635,137
200,000		Marathon Petroleum Corp	5.000	09/15/54	211,679
200,000		MPLX LP	3.500	12/01/22	208,694
175,000		MPLX LP	3.375	03/15/23	183,330
1,000,000		MPLX LP	4.875	12/01/24	1,122,407
2,500,000		MPLX LP	4.875	06/01/25	2,815,866
800,000		MPLX LP	1.750	03/01/26	801,222
100,000		MPLX LP	4.125	03/01/27	111,012
150,000		MPLX LP	4.250	12/01/27	168,626
475,000		MPLX LP	4.000	03/15/28	524,576
1,200,000		MPLX LP	4.800	02/15/29	1,376,023
1,125,000		MPLX LP	2.650	08/15/30	1,102,450
975,000		MPLX LP	4.500	04/15/38	1,065,135
375,000		MPLX LP	5.200	03/01/47	428,942
700,000		MPLX LP	5.200	12/01/47	792,590
825,000		MPLX LP	4.700	04/15/48	892,567
850,000		MPLX LP	5.500	02/15/49	998,599
1,600,000		MPLX LP	4.900	04/15/58	1,704,328
500,000		National Oilwell Varco, Inc	3.600	12/01/29	502,847
800,000		National Oilwell Varco, Inc	3.950	12/01/42	726,241
175,000		ONEOK, Inc	2.750	09/01/24	183,588
100,000		ONEOK, Inc	5.850	01/15/26	117,067
1,300,000		ONEOK, Inc	4.000	07/13/27	1,409,724
725,000		ONEOK, Inc	4.550	07/15/28	797,784
325,000		ONEOK, Inc	4.350	03/15/29	354,509
37

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	ONEOK, Inc	3.400%	09/01/29	$514,462
500,000	ONEOK, Inc	3.100	03/15/30	503,292
175,000	ONEOK, Inc	6.350	01/15/31	219,731
675,000	ONEOK, Inc	4.950	07/13/47	707,090
1,350,000	ONEOK, Inc	5.200	07/15/48	1,476,892
1,000,000	ONEOK, Inc	4.450	09/01/49	997,395
500,000	ONEOK, Inc	4.500	03/15/50	500,462
300,000	ONEOK, Inc	7.150	01/15/51	404,490
60,000	Petroleos Mexicanos	1.700	12/20/22	60,620
60,000	Petroleos Mexicanos	2.000	12/20/22	60,883
925,000	Phillips 66	4.300	04/01/22	959,925
500,000	Phillips 66	3.700	04/06/23	529,780
675,000	Phillips 66	0.900	02/15/24	675,174
1,000,000	Phillips 66	3.850	04/09/25	1,095,757
925,000	Phillips 66	1.300	02/15/26	914,671
1,000,000	Phillips 66	3.900	03/15/28	1,097,572
738,000	Phillips 66	4.650	11/15/34	845,162
125,000	Phillips 66	5.875	05/01/42	160,785
2,375,000	Phillips 66	4.875	11/15/44	2,802,817
500,000	Phillips 66 Partners LP	2.450	12/15/24	520,109
100,000	Phillips 66 Partners LP	3.550	10/01/26	106,890
675,000	Phillips 66 Partners LP	3.750	03/01/28	722,692
500,000	Phillips 66 Partners LP	3.150	12/15/29	507,180
425,000	Phillips 66 Partners LP	4.680	02/15/45	441,302
350,000	Phillips 66 Partners LP	4.900	10/01/46	384,309
1,000,000	Pioneer Natural Resources Co	0.750	01/15/24	996,472
2,000,000	Pioneer Natural Resources Co	1.125	01/15/26	1,963,543
200,000	Pioneer Natural Resources Co	4.450	01/15/26	225,120
1,500,000	Pioneer Natural Resources Co	1.900	08/15/30	1,392,095
750,000	Pioneer Natural Resources Co	2.150	01/15/31	709,062
200,000	Plains All American Pipeline LP	2.850	01/31/23	204,889
400,000	Plains All American Pipeline LP	3.850	10/15/23	423,157
575,000	Plains All American Pipeline LP	3.600	11/01/24	611,812
1,025,000	Plains All American Pipeline LP	4.650	10/15/25	1,123,112
2,075,000	Plains All American Pipeline LP	4.500	12/15/26	2,276,790
1,450,000	Plains All American Pipeline LP	3.550	12/15/29	1,445,735
1,000,000	Plains All American Pipeline LP	3.800	09/15/30	1,018,426
100,000	Plains All American Pipeline LP	6.650	01/15/37	116,972
250,000	Plains All American Pipeline LP	5.150	06/01/42	253,568
300,000	Plains All American Pipeline LP	4.700	06/15/44	285,437
300,000	Plains All American Pipeline LP	4.900	02/15/45	293,421
375,000	Regency Energy Partners LP	5.875	03/01/22	387,666
175,000	Sabine Pass Liquefaction LLC	6.250	03/15/22	181,747
675,000	Sabine Pass Liquefaction LLC	5.625	04/15/23	731,992
690,000	Sabine Pass Liquefaction LLC	5.750	05/15/24	778,560
1,775,000	Sabine Pass Liquefaction LLC	5.625	03/01/25	2,029,570
275,000	Sabine Pass Liquefaction LLC	5.875	06/30/26	322,154
2,675,000	Sabine Pass Liquefaction LLC	5.000	03/15/27	3,044,811
550,000	Sabine Pass Liquefaction LLC	4.200	03/15/28	603,393
1,500,000	Sabine Pass Liquefaction LLC	4.500	05/15/30	1,683,282
1,000,000	Schlumberger Investment S.A.	3.650	12/01/23	1,073,463
1,500,000	Schlumberger Investment S.A.	2.650	06/26/30	1,510,258
575,000	Shell International Finance BV	2.375	08/21/22	591,275
500,000	Shell International Finance BV	2.250	01/06/23	516,888
38

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$350,000	Shell International Finance BV	3.400%	08/12/23	$375,206
1,000,000	Shell International Finance BV	0.375	09/15/23	1,001,169
500,000	Shell International Finance BV	2.375	04/06/25	527,028
5,075,000	Shell International Finance BV	3.250	05/11/25	5,482,544
2,075,000	Shell International Finance BV	2.875	05/10/26	2,213,448
925,000	Shell International Finance BV	2.500	09/12/26	971,566
1,225,000	Shell International Finance BV	3.875	11/13/28	1,367,392
3,000,000	Shell International Finance BV	2.375	11/07/29	3,027,454
1,500,000	Shell International Finance BV	2.750	04/06/30	1,549,120
500,000	Shell International Finance BV	4.125	05/11/35	568,801
350,000	Shell International Finance BV	6.375	12/15/38	501,541
100,000	Shell International Finance BV	5.500	03/25/40	133,754
1,200,000	Shell International Finance BV	4.550	08/12/43	1,427,174
2,025,000	Shell International Finance BV	4.375	05/11/45	2,370,440
650,000	Shell International Finance BV	4.000	05/10/46	724,941
3,180,000	Shell International Finance BV	3.750	09/12/46	3,392,532
1,500,000	Shell International Finance BV	3.125	11/07/49	1,446,876
1,500,000	Shell International Finance BV	3.250	04/06/50	1,469,588
200,000	Spectra Energy Partners LP	4.750	03/15/24	219,987
400,000	Spectra Energy Partners LP	3.500	03/15/25	428,326
1,100,000	Spectra Energy Partners LP	3.375	10/15/26	1,182,964
200,000	Spectra Energy Partners LP	5.950	09/25/43	247,713
600,000	Spectra Energy Partners LP	4.500	03/15/45	646,088
500,000	Suncor Energy, Inc	2.800	05/15/23	522,292
1,775,000	Suncor Energy, Inc	3.600	12/01/24	1,929,866
500,000	Suncor Energy, Inc	3.100	05/15/25	533,967
250,000	Suncor Energy, Inc	6.800	05/15/38	342,501
1,625,000	Suncor Energy, Inc	6.500	06/15/38	2,171,311
1,550,000	Suncor Energy, Inc	4.000	11/15/47	1,571,280
1,000,000	Suncor Energy, Inc	3.750	03/04/51	973,059
1,181,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	1,225,950
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	325,011
200,000	Sunoco Logistics Partners Operations LP	5.950	12/01/25	232,884
400,000	Sunoco Logistics Partners Operations LP	3.900	07/15/26	430,603
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	112,612
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	316,045
200,000	Sunoco Logistics Partners Operations LP	5.350	05/15/45	210,495
1,225,000	Sunoco Logistics Partners Operations LP	5.400	10/01/47	1,322,745
300,000	Total Capital Canada Ltd	2.750	07/15/23	315,963
1,675,000	Total Capital International S.A.	2.700	01/25/23	1,746,482
750,000	Total Capital International S.A.	3.700	01/15/24	815,549
450,000	Total Capital International S.A.	3.750	04/10/24	493,343
500,000	Total Capital International S.A.	2.434	01/10/25	524,347
900,000	Total Capital International S.A.	3.455	02/19/29	977,926
1,300,000	Total Capital International S.A.	2.829	01/10/30	1,352,064
775,000	Total Capital International S.A.	2.986	06/29/41	743,161
500,000	Total Capital International S.A.	3.461	07/12/49	501,391
1,500,000	Total Capital International S.A.	3.127	05/29/50	1,412,134
1,000,000	Total Capital International S.A.	3.386	06/29/60	953,373
1,125,000	Total Capital S.A.	3.883	10/11/28	1,268,821
325,000	TransCanada PipeLines Ltd	2.500	08/01/22	334,161
1,225,000	TransCanada PipeLines Ltd	4.875	01/15/26	1,407,390
2,500,000	TransCanada PipeLines Ltd	4.100	04/15/30	2,786,714
39

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,925,000		TransCanada PipeLines Ltd	4.625%	03/01/34	$2,172,643
100,000		TransCanada PipeLines Ltd	6.200	10/15/37	129,654
500,000		TransCanada PipeLines Ltd	4.750	05/15/38	574,314
200,000		TransCanada PipeLines Ltd	7.625	01/15/39	298,990
125,000		TransCanada PipeLines Ltd	6.100	06/01/40	161,985
1,200,000		TransCanada PipeLines Ltd	5.000	10/16/43	1,418,339
750,000		TransCanada PipeLines Ltd	4.875	05/15/48	887,265
1,425,000		TransCanada PipeLines Ltd	5.100	03/15/49	1,745,019
700,000		Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	885,930
1,200,000		Transcontinental Gas Pipe Line Co LLC	4.000	03/15/28	1,332,327
500,000		Transcontinental Gas Pipe Line Co LLC	3.250	05/15/30	525,169
850,000		Transcontinental Gas Pipe Line Co LLC	4.600	03/15/48	965,115
500,000		Transcontinental Gas Pipe Line Co LLC	3.950	05/15/50	511,113
5,525,000		Vale Overseas Ltd	6.250	08/10/26	6,571,988
1,000,000		Vale Overseas Ltd	3.750	07/08/30	1,043,890
150,000	e	Vale Overseas Ltd	8.250	01/17/34	210,975
1,164,000		Vale Overseas Ltd	6.875	11/21/36	1,547,032
500,000		Valero Energy Corp	2.700	04/15/23	519,051
750,000		Valero Energy Corp	1.200	03/15/24	752,260
825,000		Valero Energy Corp	3.650	03/15/25	885,514
1,250,000		Valero Energy Corp	2.850	04/15/25	1,306,806
675,000		Valero Energy Corp	3.400	09/15/26	721,779
750,000		Valero Energy Corp	2.150	09/15/27	734,873
500,000		Valero Energy Corp	4.350	06/01/28	551,506
2,075,000		Valero Energy Corp	4.000	04/01/29	2,235,956
455,000		Valero Energy Corp	7.500	04/15/32	613,171
850,000		Valero Energy Corp	6.625	06/15/37	1,105,911
300,000		Valero Energy Corp	4.900	03/15/45	337,138
200,000		Valero Energy Partners LP	4.375	12/15/26	224,224
300,000		Valero Energy Partners LP	4.500	03/15/28	332,844
2,000,000		Williams Cos, Inc	2.600	03/15/31	1,954,854
600,000		Williams Partners LP	4.000	11/15/21	607,601
1,000,000		Williams Partners LP	3.600	03/15/22	1,024,124
2,375,000		Williams Partners LP	3.350	08/15/22	2,443,280
300,000		Williams Partners LP	4.500	11/15/23	326,696
150,000		Williams Partners LP	3.900	01/15/25	162,435
925,000		Williams Partners LP	4.000	09/15/25	1,014,256
1,300,000		Williams Partners LP	3.750	06/15/27	1,417,099
300,000		Williams Partners LP	6.300	04/15/40	385,732
300,000		Williams Partners LP	5.800	11/15/43	368,458
300,000		Williams Partners LP	5.400	03/04/44	348,179
1,000,000		Williams Partners LP	4.900	01/15/45	1,107,661
225,000		Williams Partners LP	5.100	09/15/45	258,027
1,700,000		Williams Partners LP	4.850	03/01/48	1,887,371
		TOTAL ENERGY			395,909,243

FOOD & STAPLES RETAILING - 0.3%
1,300,000		Costco Wholesale Corp	2.300	05/18/22	1,327,255
400,000		Costco Wholesale Corp	2.750	05/18/24	427,504
625,000		Costco Wholesale Corp	3.000	05/18/27	679,886
475,000		Costco Wholesale Corp	1.375	06/20/27	473,349
725,000		Costco Wholesale Corp	1.600	04/20/30	694,343
1,800,000		Costco Wholesale Corp	1.750	04/20/32	1,710,957
69,000		Delhaize Group S.A.	5.700	10/01/40	90,577
40

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Kroger Co	2.950%	11/01/21	$202,640
200,000		Kroger Co	3.400	04/15/22	204,743
2,525,000		Kroger Co	2.800	08/01/22	2,596,963
200,000		Kroger Co	3.850	08/01/23	213,870
300,000		Kroger Co	4.000	02/01/24	325,999
100,000		Kroger Co	3.500	02/01/26	109,091
1,275,000		Kroger Co	2.650	10/15/26	1,344,850
175,000		Kroger Co	3.700	08/01/27	194,752
1,150,000		Kroger Co	4.500	01/15/29	1,332,985
250,000		Kroger Co	2.200	05/01/30	244,814
1,500,000		Kroger Co	1.700	01/15/31	1,400,838
100,000		Kroger Co	6.900	04/15/38	138,720
250,000		Kroger Co	5.000	04/15/42	301,799
300,000		Kroger Co	5.150	08/01/43	366,753
300,000		Kroger Co	3.875	10/15/46	313,362
900,000		Kroger Co	4.450	02/01/47	1,014,679
700,000		Kroger Co	4.650	01/15/48	812,761
300,000		Kroger Co	5.400	01/15/49	383,689
500,000		Kroger Co	3.950	01/15/50	540,278
125,000		SYSCO Corp	2.500	07/15/21	125,508
250,000		SYSCO Corp	3.550	03/15/25	270,329
2,500,000		SYSCO Corp	5.650	04/01/25	2,907,007
125,000		SYSCO Corp	3.750	10/01/25	136,133
350,000		SYSCO Corp	3.300	07/15/26	376,867
1,000,000		SYSCO Corp	2.400	02/15/30	992,935
500,000		SYSCO Corp	5.950	04/01/30	624,789
500,000		SYSCO Corp	6.600	04/01/40	697,516
300,000		SYSCO Corp	4.850	10/01/45	355,389
500,000		SYSCO Corp	4.500	04/01/46	561,868
250,000		SYSCO Corp	4.450	03/15/48	282,345
550,000		SYSCO Corp	3.300	02/15/50	513,726
1,000,000		SYSCO Corp	6.600	04/01/50	1,444,371
275,000		Walgreen Co	3.100	09/15/22	285,041
200,000		Walgreen Co	4.400	09/15/42	209,616
800,000		Walgreens Boots Alliance, Inc	3.300	11/18/21	809,081
375,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	408,702
1,775,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,910,134
750,000	e	Walgreens Boots Alliance, Inc	3.200	04/15/30	778,841
1,400,000		Walgreens Boots Alliance, Inc	4.500	11/18/34	1,557,626
400,000		Walgreens Boots Alliance, Inc	4.800	11/18/44	442,901
525,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	561,116
750,000		Walgreens Boots Alliance, Inc	4.100	04/15/50	760,213
675,000		Walmart, Inc	2.350	12/15/22	698,519
1,475,000		Walmart, Inc	2.550	04/11/23	1,535,834
1,100,000		Walmart, Inc	3.400	06/26/23	1,173,280
1,250,000		Walmart, Inc	3.300	04/22/24	1,345,556
1,725,000		Walmart, Inc	2.650	12/15/24	1,846,319
1,000,000		Walmart, Inc	3.050	07/08/26	1,086,574
6,100,000		Walmart, Inc	3.700	06/26/28	6,860,599
175,000		Walmart, Inc	2.375	09/24/29	179,067
375,000		Walmart, Inc	5.250	09/01/35	491,831
725,000		Walmart, Inc	3.950	06/28/38	838,077
4,725,000		Walmart, Inc	3.625	12/15/47	5,195,266
41

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,850,000		Walmart, Inc	4.050%	06/29/48	$2,190,638
1,900,000		Walmart, Inc	2.950	09/24/49	1,870,760
		TOTAL FOOD & STAPLES RETAILING			59,771,831

FOOD, BEVERAGE & TOBACCO - 1.1%
1,800,000		Altria Group, Inc	4.750	05/05/21	1,806,556
300,000		Altria Group, Inc	2.350	05/06/25	310,991
727,000		Altria Group, Inc	4.400	02/14/26	819,800
700,000		Altria Group, Inc	2.625	09/16/26	728,998
800,000		Altria Group, Inc	3.400	05/06/30	836,990
1,175,000		Altria Group, Inc	2.450	02/04/32	1,122,571
800,000		Altria Group, Inc	5.800	02/14/39	976,223
1,500,000		Altria Group, Inc	3.400	02/04/41	1,391,749
925,000		Altria Group, Inc	4.250	08/09/42	942,794
300,000		Altria Group, Inc	4.500	05/02/43	312,952
775,000		Altria Group, Inc	5.375	01/31/44	903,302
900,000		Altria Group, Inc	3.875	09/16/46	873,232
1,875,000		Altria Group, Inc	5.950	02/14/49	2,334,548
1,000,000		Altria Group, Inc	4.450	05/06/50	1,034,415
1,000,000		Altria Group, Inc	3.700	02/04/51	911,053
1,700,000		Altria Group, Inc	6.200	02/14/59	2,070,822
1,000,000		Altria Group, Inc	4.000	02/04/61	924,481
1,125,000		Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,283,120
625,000	e	Anheuser-Busch InBev Worldwide, Inc	4.900	01/23/31	747,423
1,700,000		Anheuser-Busch InBev Worldwide, Inc	4.375	04/15/38	1,932,284
100,000		Anheuser-Busch InBev Worldwide, Inc	8.200	01/15/39	159,922
2,675,000		Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	3,341,940
500,000		Anheuser-Busch InBev Worldwide, Inc	4.350	06/01/40	565,297
150,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	179,189
425,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	486,532
1,764,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,981,258
2,025,000		Anheuser-Busch InBev Worldwide, Inc	5.550	01/23/49	2,613,080
2,441,000		Anheuser-Busch InBev Worldwide, Inc	4.500	06/01/50	2,769,600
1,725,000		Anheuser-Busch InBev Worldwide, Inc	4.750	04/15/58	1,988,297
2,150,000		Anheuser-Busch InBev Worldwide, Inc	5.800	01/23/59	2,915,849
500,000		Anheuser-Busch InBev Worldwide, Inc	4.600	06/01/60	563,522
3,075,000		Archer-Daniels-Midland Co	2.500	08/11/26	3,240,980
1,500,000		Archer-Daniels-Midland Co	3.250	03/27/30	1,611,677
800,000	e	Archer-Daniels-Midland Co	4.500	03/15/49	1,014,186
4,950,000		BAT Capital Corp	3.222	08/15/24	5,273,550
500,000		BAT Capital Corp	2.789	09/06/24	526,924
3,525,000		BAT Capital Corp	3.557	08/15/27	3,752,433
400,000		BAT Capital Corp	2.259	03/25/28	393,821
275,000		BAT Capital Corp	4.906	04/02/30	313,992
650,000		BAT Capital Corp	2.726	03/25/31	628,632
1,400,000		BAT Capital Corp	4.390	08/15/37	1,467,792
475,000		BAT Capital Corp	3.734	09/25/40	452,236
2,625,000		BAT Capital Corp	4.540	08/15/47	2,643,081
900,000		BAT Capital Corp	4.758	09/06/49	924,558
500,000		BAT Capital Corp	5.282	04/02/50	549,433
1,000,000		BAT Capital Corp	3.984	09/25/50	937,168
1,500,000		BAT International Finance plc	1.668	03/25/26	1,484,667
200,000		Beam, Inc	3.250	05/15/22	204,656
200,000		Brown-Forman Corp	3.500	04/15/25	216,505
42

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Brown-Forman Corp	4.000%	04/15/38	$226,453
200,000		Brown-Forman Corp	4.500	07/15/45	242,700
300,000		Bunge Ltd	3.000	09/25/22	309,275
500,000		Bunge Ltd	4.350	03/15/24	547,985
500,000		Bunge Ltd	1.630	08/17/25	500,218
125,000		Bunge Ltd	3.250	08/15/26	132,912
500,000		Bunge Ltd	3.750	09/25/27	548,452
650,000		Campbell Soup Co	2.500	08/02/22	668,043
215,000		Campbell Soup Co	3.650	03/15/23	227,666
500,000		Campbell Soup Co	3.950	03/15/25	549,392
725,000		Campbell Soup Co	4.150	03/15/28	812,407
500,000		Campbell Soup Co	2.375	04/24/30	489,030
800,000		Campbell Soup Co	4.800	03/15/48	944,743
500,000		Campbell Soup Co	3.125	04/24/50	465,502
300,000		Coca-Cola Bottling Co Consolidated	3.800	11/25/25	329,317
800,000		Coca-Cola Co	1.750	09/06/24	832,585
950,000		Coca-Cola Co	2.875	10/27/25	1,026,002
300,000		Coca-Cola Co	2.550	06/01/26	318,099
400,000		Coca-Cola Co	2.250	09/01/26	420,653
1,000,000		Coca-Cola Co	1.450	06/01/27	994,670
1,000,000	e	Coca-Cola Co	1.500	03/05/28	983,238
2,000,000		Coca-Cola Co	1.000	03/15/28	1,899,158
600,000		Coca-Cola Co	2.125	09/06/29	601,617
300,000		Coca-Cola Co	3.450	03/25/30	330,478
800,000		Coca-Cola Co	1.650	06/01/30	762,203
1,500,000		Coca-Cola Co	2.000	03/05/31	1,466,118
2,000,000		Coca-Cola Co	1.375	03/15/31	1,854,198
725,000		Coca-Cola Co	2.500	06/01/40	681,335
1,500,000		Coca-Cola Co	2.600	06/01/50	1,358,166
1,000,000		Coca-Cola Co	3.000	03/05/51	982,717
475,000		Coca-Cola Co	2.500	03/15/51	414,934
2,000,000		Coca-Cola Co	2.750	06/01/60	1,788,944
1,500,000		Coca-Cola Femsa SAB de C.V.	2.750	01/22/30	1,506,240
200,000		Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	249,866
455,000		ConAgra Brands, Inc	3.200	01/25/23	472,403
1,000,000		ConAgra Brands, Inc	4.300	05/01/24	1,102,705
450,000		ConAgra Brands, Inc	4.600	11/01/25	510,834
500,000		ConAgra Brands, Inc	1.375	11/01/27	481,647
100,000		ConAgra Brands, Inc	7.000	10/01/28	129,331
1,575,000		ConAgra Brands, Inc	4.850	11/01/28	1,833,019
750,000		ConAgra Brands, Inc	5.300	11/01/38	925,252
750,000		ConAgra Brands, Inc	5.400	11/01/48	959,530
300,000		Constellation Brands, Inc	2.700	05/09/22	306,519
300,000		Constellation Brands, Inc	2.650	11/07/22	309,395
1,250,000		Constellation Brands, Inc	3.200	02/15/23	1,307,980
2,275,000		Constellation Brands, Inc	4.250	05/01/23	2,440,483
100,000		Constellation Brands, Inc	4.400	11/15/25	112,710
750,000		Constellation Brands, Inc	3.700	12/06/26	823,726
300,000		Constellation Brands, Inc	3.500	05/09/27	327,246
700,000		Constellation Brands, Inc	3.600	02/15/28	761,260
300,000		Constellation Brands, Inc	4.650	11/15/28	344,885
1,000,000		Constellation Brands, Inc	3.150	08/01/29	1,047,426
100,000		Constellation Brands, Inc	2.875	05/01/30	102,177
43

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Constellation Brands, Inc	4.100%	02/15/48	$324,302
300,000		Constellation Brands, Inc	5.250	11/15/48	380,393
1,250,000		Constellation Brands, Inc	3.750	05/01/50	1,306,402
1,725,000		Diageo Capital plc	2.625	04/29/23	1,797,091
750,000		Diageo Capital plc	2.125	10/24/24	782,712
500,000		Diageo Capital plc	1.375	09/29/25	504,643
425,000		Diageo Capital plc	3.875	05/18/28	476,634
1,033,000		Diageo Capital plc	2.000	04/29/30	1,010,008
1,900,000		Diageo Capital plc	2.125	04/29/32	1,834,680
200,000		Diageo Capital plc	5.875	09/30/36	274,229
400,000		Diageo Capital plc	3.875	04/29/43	449,419
150,000		Flowers Foods, Inc	4.375	04/01/22	154,526
100,000		Flowers Foods, Inc	3.500	10/01/26	108,342
400,000		Flowers Foods, Inc	2.400	03/15/31	390,189
200,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	208,280
300,000		Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	338,535
2,500,000		Fomento Economico Mexicano SAB de C.V.	3.500	01/16/50	2,490,200
200,000		General Mills, Inc	3.150	12/15/21	202,543
500,000		General Mills, Inc	2.600	10/12/22	516,019
200,000		General Mills, Inc	3.700	10/17/23	214,455
500,000		General Mills, Inc	3.650	02/15/24	540,371
150,000		General Mills, Inc	4.000	04/17/25	165,832
800,000		General Mills, Inc	3.200	02/10/27	865,724
3,800,000		General Mills, Inc	4.200	04/17/28	4,291,833
100,000		General Mills, Inc	2.875	04/15/30	103,236
951,000	g	General Mills, Inc	3.000	02/01/51	889,132
300,000		Hershey Co	2.050	11/15/24	313,870
500,000		Hershey Co	0.900	06/01/25	495,594
300,000		Hershey Co	2.450	11/15/29	307,233
500,000		Hershey Co	1.700	06/01/30	477,675
300,000		Hershey Co	3.375	08/15/46	310,042
300,000		Hershey Co	3.125	11/15/49	297,094
100,000		Hershey Co	2.650	06/01/50	90,190
1,500,000		Hormel Foods Corp	1.800	06/11/30	1,440,799
300,000		Ingredion, Inc	3.200	10/01/26	323,391
750,000		Ingredion, Inc	3.900	06/01/50	792,091
275,000		JM Smucker Co	3.500	10/15/21	279,580
300,000		JM Smucker Co	3.000	03/15/22	307,534
1,475,000		JM Smucker Co	3.500	03/15/25	1,601,369
200,000		JM Smucker Co	3.375	12/15/27	216,640
150,000		JM Smucker Co	2.375	03/15/30	147,965
300,000		JM Smucker Co	4.250	03/15/35	335,122
300,000		JM Smucker Co	4.375	03/15/45	336,304
400,000		JM Smucker Co	3.550	03/15/50	404,569
417,000		Kellogg Co	2.650	12/01/23	438,062
1,800,000		Kellogg Co	3.250	04/01/26	1,940,442
200,000		Kellogg Co	3.400	11/15/27	216,438
800,000		Kellogg Co	4.300	05/15/28	906,934
275,000		Kellogg Co	2.100	06/01/30	267,196
150,000		Kellogg Co	4.500	04/01/46	174,904
804,000		Keurig Dr Pepper, Inc	4.057	05/25/23	862,605
500,000		Keurig Dr Pepper, Inc	3.130	12/15/23	530,571
275,000		Keurig Dr Pepper, Inc	4.417	05/25/25	308,549
200,000		Keurig Dr Pepper, Inc	3.400	11/15/25	217,886
44

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Keurig Dr Pepper, Inc	2.550%	09/15/26	$210,337
2,750,000		Keurig Dr Pepper, Inc	4.597	05/25/28	3,176,551
750,000		Keurig Dr Pepper, Inc	3.200	05/01/30	793,595
1,500,000	e	Keurig Dr Pepper, Inc	2.250	03/15/31	1,474,753
500,000		Keurig Dr Pepper, Inc	4.420	12/15/46	574,142
750,000		Keurig Dr Pepper, Inc	5.085	05/25/48	939,404
800,000		Keurig Dr Pepper, Inc	3.800	05/01/50	850,284
1,500,000		Keurig Dr Pepper, Inc	3.350	03/15/51	1,493,965
400,000		McCormick & Co, Inc	2.700	08/15/22	411,596
250,000		McCormick & Co, Inc	3.150	08/15/24	267,528
625,000		McCormick & Co, Inc	0.900	02/15/26	609,231
250,000		McCormick & Co, Inc	3.400	08/15/27	270,995
500,000		McCormick & Co, Inc	2.500	04/15/30	500,057
325,000		McCormick & Co, Inc	1.850	02/15/31	305,548
400,000		McCormick & Co, Inc	4.200	08/15/47	444,157
925,000		Mead Johnson Nutrition Co	4.125	11/15/25	1,037,294
350,000		Mead Johnson Nutrition Co	4.600	06/01/44	427,551
800,000		Molson Coors Brewing Co	2.100	07/15/21	802,506
900,000		Molson Coors Brewing Co	3.500	05/01/22	928,633
1,025,000		Molson Coors Brewing Co	3.000	07/15/26	1,091,401
525,000		Molson Coors Brewing Co	5.000	05/01/42	605,478
1,550,000		Molson Coors Brewing Co	4.200	07/15/46	1,614,439
1,000,000		Mondelez International, Inc	0.625	07/01/22	1,002,895
1,000,000		Mondelez International, Inc	1.500	05/04/25	1,010,895
775,000		Mondelez International, Inc	2.750	04/13/30	791,226
400,000	e	Mondelez International, Inc	1.500	02/04/31	365,824
725,000		Mondelez International, Inc	1.875	10/15/32	675,555
1,200,000		Mondelez International, Inc	2.625	09/04/50	1,033,032
400,000		PepsiCo, Inc	2.750	03/05/22	409,357
600,000		PepsiCo, Inc	3.100	07/17/22	619,214
700,000		PepsiCo, Inc	2.750	03/01/23	731,223
1,000,000		PepsiCo, Inc	0.400	10/07/23	1,003,379
1,425,000		PepsiCo, Inc	3.600	03/01/24	1,546,870
750,000		PepsiCo, Inc	2.250	03/19/25	789,798
525,000		PepsiCo, Inc	2.750	04/30/25	559,617
425,000		PepsiCo, Inc	3.500	07/17/25	466,425
275,000		PepsiCo, Inc	2.850	02/24/26	296,255
1,300,000		PepsiCo, Inc	2.375	10/06/26	1,380,533
150,000		PepsiCo, Inc	2.625	03/19/27	159,546
500,000		PepsiCo, Inc	2.750	03/19/30	520,646
2,275,000		PepsiCo, Inc	1.625	05/01/30	2,174,842
2,000,000		PepsiCo, Inc	1.400	02/25/31	1,863,463
750,000		PepsiCo, Inc	3.500	03/19/40	806,893
625,000		PepsiCo, Inc	4.000	03/05/42	703,491
200,000		PepsiCo, Inc	3.600	08/13/42	215,785
450,000		PepsiCo, Inc	4.600	07/17/45	552,110
1,600,000		PepsiCo, Inc	4.450	04/14/46	1,936,897
575,000		PepsiCo, Inc	3.450	10/06/46	607,988
925,000		PepsiCo, Inc	4.000	05/02/47	1,037,582
1,250,000		PepsiCo, Inc	3.375	07/29/49	1,291,214
750,000		PepsiCo, Inc	2.875	10/15/49	725,859
1,250,000		PepsiCo, Inc	3.625	03/19/50	1,378,772
750,000		PepsiCo, Inc	3.875	03/19/60	845,330
45

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Philip Morris International, Inc	2.900%	11/15/21	$203,271
300,000		Philip Morris International, Inc	2.625	02/18/22	305,587
425,000		Philip Morris International, Inc	2.375	08/17/22	436,441
375,000		Philip Morris International, Inc	2.500	08/22/22	385,913
450,000		Philip Morris International, Inc	2.500	11/02/22	464,507
500,000		Philip Morris International, Inc	2.625	03/06/23	521,278
300,000		Philip Morris International, Inc	2.125	05/10/23	309,366
300,000		Philip Morris International, Inc	3.600	11/15/23	323,158
600,000		Philip Morris International, Inc	3.250	11/10/24	650,078
500,000		Philip Morris International, Inc	1.500	05/01/25	506,800
500,000		Philip Morris International, Inc	3.375	08/11/25	543,411
700,000		Philip Morris International, Inc	2.750	02/25/26	745,302
1,000,000		Philip Morris International, Inc	0.875	05/01/26	971,051
1,300,000	e	Philip Morris International, Inc	3.125	08/17/27	1,407,739
1,500,000		Philip Morris International, Inc	3.125	03/02/28	1,592,653
1,450,000		Philip Morris International, Inc	3.375	08/15/29	1,563,035
450,000		Philip Morris International, Inc	2.100	05/01/30	434,141
1,000,000		Philip Morris International, Inc	1.750	11/01/30	936,251
400,000		Philip Morris International, Inc	6.375	05/16/38	552,440
225,000		Philip Morris International, Inc	4.375	11/15/41	255,676
200,000		Philip Morris International, Inc	4.500	03/20/42	228,705
275,000		Philip Morris International, Inc	3.875	08/21/42	291,339
300,000		Philip Morris International, Inc	4.125	03/04/43	325,469
200,000		Philip Morris International, Inc	4.875	11/15/43	238,717
2,000,000		Philip Morris International, Inc	4.250	11/10/44	2,224,351
200,000		Reynolds American, Inc	4.850	09/15/23	219,617
550,000		Reynolds American, Inc	4.450	06/12/25	610,302
750,000		Reynolds American, Inc	5.700	08/15/35	889,540
65,000		Reynolds American, Inc	7.250	06/15/37	83,423
200,000		Reynolds American, Inc	6.150	09/15/43	241,094
1,775,000		Reynolds American, Inc	5.850	08/15/45	2,092,237
1,600,000		Tyson Foods, Inc	4.500	06/15/22	1,661,411
100,000		Tyson Foods, Inc	3.900	09/28/23	107,731
750,000		Tyson Foods, Inc	3.950	08/15/24	818,913
500,000		Tyson Foods, Inc	4.000	03/01/26	554,778
1,150,000		Tyson Foods, Inc	3.550	06/02/27	1,255,617
500,000		Tyson Foods, Inc	4.350	03/01/29	569,179
500,000		Tyson Foods, Inc	5.150	08/15/44	614,130
300,000		Tyson Foods, Inc	4.550	06/02/47	352,877
1,700,000		Tyson Foods, Inc	5.100	09/28/48	2,152,560
		TOTAL FOOD, BEVERAGE & TOBACCO			215,161,353

HEALTH CARE EQUIPMENT & SERVICES - 1.4%
175,000		Abbott Laboratories	2.550	03/15/22	178,879
200,000		Abbott Laboratories	3.400	11/30/23	214,311
275,000		Abbott Laboratories	2.950	03/15/25	294,386
1,708,000		Abbott Laboratories	3.750	11/30/26	1,917,163
625,000		Abbott Laboratories	1.150	01/30/28	600,622
200,000		Abbott Laboratories	1.400	06/30/30	186,836
2,750,000		Abbott Laboratories	4.750	11/30/36	3,402,922
3,450,000		Abbott Laboratories	4.900	11/30/46	4,493,198
500,000		Adventist Health System	2.952	03/01/29	516,966
500,000		Adventist Health System	3.630	03/01/49	516,667
200,000		Advocate Health & Hospitals Corp	3.829	08/15/28	222,313
46

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		Advocate Health & Hospitals Corp	2.211%	06/15/30	$743,698
100,000		Advocate Health & Hospitals Corp	4.272	08/15/48	119,320
600,000		Advocate Health & Hospitals Corp	3.387	10/15/49	612,281
500,000		Advocate Health & Hospitals Corp	3.008	06/15/50	477,300
1,500,000		AHS Hospital Corp	2.780	07/01/51	1,387,998
200,000		Allina Health System	3.887	04/15/49	225,264
1,000,000		AmerisourceBergen Corp	0.737	03/15/23	1,000,857
400,000		AmerisourceBergen Corp	3.400	05/15/24	429,120
700,000		AmerisourceBergen Corp	3.250	03/01/25	753,188
200,000		AmerisourceBergen Corp	3.450	12/15/27	217,743
1,000,000		AmerisourceBergen Corp	2.800	05/15/30	1,019,473
1,000,000		AmerisourceBergen Corp	2.700	03/15/31	997,743
700,000		AmerisourceBergen Corp	4.300	12/15/47	775,503
150,000		Anthem, Inc	3.700	08/15/21	150,548
1,000,000		Anthem, Inc	3.125	05/15/22	1,030,095
500,000		Anthem, Inc	3.300	01/15/23	524,821
225,000		Anthem, Inc	3.500	08/15/24	243,248
1,625,000		Anthem, Inc	3.350	12/01/24	1,757,659
1,500,000		Anthem, Inc	2.375	01/15/25	1,567,685
1,000,000		Anthem, Inc	1.500	03/15/26	1,001,077
850,000		Anthem, Inc	3.650	12/01/27	938,001
1,225,000		Anthem, Inc	4.101	03/01/28	1,377,732
500,000		Anthem, Inc	2.875	09/15/29	519,787
1,500,000		Anthem, Inc	2.250	05/15/30	1,476,250
1,000,000		Anthem, Inc	2.550	03/15/31	1,000,165
1,150,000		Anthem, Inc	4.625	05/15/42	1,357,824
125,000		Anthem, Inc	4.650	01/15/43	148,546
500,000		Anthem, Inc	5.100	01/15/44	621,046
425,000		Anthem, Inc	4.650	08/15/44	507,163
625,000		Anthem, Inc	4.375	12/01/47	719,913
1,800,000		Anthem, Inc	4.550	03/01/48	2,122,676
500,000		Anthem, Inc	3.700	09/15/49	518,975
1,150,000		Anthem, Inc	3.125	05/15/50	1,097,383
425,000		Anthem, Inc	3.600	03/15/51	439,920
1,000,000		Ascension Health	2.532	11/15/29	1,026,070
1,000,000		Ascension Health	3.106	11/15/39	1,023,285
875,000		Ascension Health	3.945	11/15/46	1,003,031
200,000		Ascension Health	4.847	11/15/53	264,535
500,000		Banner Health	2.338	01/01/30	501,368
750,000		Banner Health	1.897	01/01/31	713,067
500,000		Banner Health	3.181	01/01/50	501,738
750,000		Banner Health	2.913	01/01/51	690,634
1,000,000		Baptist Healthcare System Obligated Group	3.540	08/15/50	1,007,571
475,000		Baxter International, Inc	2.600	08/15/26	504,520
2,000,000	g	Baxter International, Inc	1.730	04/01/31	1,870,906
300,000		Baxter International, Inc	3.500	08/15/46	312,386
1,500,000		Baylor Scott & White Holdings	1.777	11/15/30	1,427,489
290,000		Baylor Scott & White Holdings	4.185	11/15/45	339,538
200,000		Baylor Scott & White Holdings	3.967	11/15/46	223,115
2,000,000		Baylor Scott & White Holdings	2.839	11/15/50	1,882,070
1,237,000		Becton Dickinson & Co	2.894	06/06/22	1,269,059
1,400,000		Becton Dickinson & Co	3.363	06/06/24	1,503,912
601,000		Becton Dickinson & Co	3.734	12/15/24	656,487
47

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,277,000	Becton Dickinson & Co	3.700%	06/06/27	$1,408,555
675,000	Becton Dickinson & Co	2.823	05/20/30	691,983
391,000	Becton Dickinson & Co	4.685	12/15/44	465,888
1,000,000	Becton Dickinson & Co	4.669	06/06/47	1,193,709
1,000,000	Becton Dickinson & Co	3.794	05/20/50	1,062,446
1,500,000	Becton Dickinson and Co	1.957	02/11/31	1,423,006
500,000	Bon Secours Mercy Health, Inc	3.464	06/01/30	539,446
500,000	Bon Secours Mercy Health, Inc	2.095	06/01/31	479,314
500,000	Bon Secours Mercy Health, Inc	3.205	06/01/50	488,290
150,000	Boston Scientific Corp	3.375	05/15/22	154,836
500,000	Boston Scientific Corp	3.450	03/01/24	536,750
1,155,000	Boston Scientific Corp	3.850	05/15/25	1,276,221
500,000	Boston Scientific Corp	3.750	03/01/26	552,051
700,000	Boston Scientific Corp	4.000	03/01/28	791,943
275,000	Boston Scientific Corp	4.000	03/01/29	305,895
1,500,000	Boston Scientific Corp	2.650	06/01/30	1,513,914
700,000	Boston Scientific Corp	4.550	03/01/39	823,554
775,000	Boston Scientific Corp	4.700	03/01/49	936,733
625,000	Cardinal Health, Inc	2.616	06/15/22	639,667
100,000	Cardinal Health, Inc	3.200	06/15/22	103,247
200,000	Cardinal Health, Inc	3.200	03/15/23	209,997
650,000	Cardinal Health, Inc	3.079	06/15/24	690,796
100,000	Cardinal Health, Inc	3.500	11/15/24	108,366
200,000	Cardinal Health, Inc	3.750	09/15/25	219,095
1,475,000	Cardinal Health, Inc	3.410	06/15/27	1,594,630
100,000	Cardinal Health, Inc	4.600	03/15/43	109,965
200,000	Cardinal Health, Inc	4.500	11/15/44	216,322
200,000	Cardinal Health, Inc	4.900	09/15/45	230,353
500,000	Cardinal Health, Inc	4.368	06/15/47	543,172
1,000,000	Children’s Hospital of Philadelphia	2.704	07/01/50	919,093
200,000	CHRISTUS Health	4.341	07/01/28	225,949
1,100,000	Cigna Corp	3.000	07/15/23	1,156,733
623,000	Cigna Corp	3.750	07/15/23	666,266
300,000	Cigna Corp	3.500	06/15/24	323,511
900,000	Cigna Corp	3.250	04/15/25	968,064
150,000	Cigna Corp	4.500	02/25/26	170,771
1,000,000	Cigna Corp	1.250	03/15/26	987,180
4,475,000	Cigna Corp	3.400	03/01/27	4,858,690
300,000	Cigna Corp	3.050	10/15/27	320,901
3,275,000	Cigna Corp	4.375	10/15/28	3,746,822
250,000	Cigna Corp	2.400	03/15/30	247,882
550,000	Cigna Corp	2.375	03/15/31	540,974
1,700,000	Cigna Corp	4.800	08/15/38	2,031,836
225,000	Cigna Corp	3.200	03/15/40	224,995
93,000	Cigna Corp	6.125	11/15/41	127,104
975,000	Cigna Corp	4.800	07/15/46	1,168,550
1,150,000	Cigna Corp	3.875	10/15/47	1,229,122
2,450,000	Cigna Corp	4.900	12/15/48	3,000,902
750,000	Cigna Corp	3.400	03/15/50	737,500
1,100,000	Cigna Corp	3.400	03/15/51	1,081,498
600,000	City of Hope	4.378	08/15/48	703,209
750,000	Community Health Network, Inc	3.099	05/01/50	700,025
900,000	CVS Health Corp	3.500	07/20/22	931,783
925,000	CVS Health Corp	2.750	12/01/22	955,320
48

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$900,000	CVS Health Corp	3.375%	08/12/24	$968,297
250,000	CVS Health Corp	2.625	08/15/24	263,803
1,969,000	CVS Health Corp	3.875	07/20/25	2,176,447
2,550,000	CVS Health Corp	2.875	06/01/26	2,706,897
1,250,000	CVS Health Corp	3.000	08/15/26	1,335,692
6,500,000	CVS Health Corp	1.300	08/21/27	6,244,177
3,131,000	CVS Health Corp	4.300	03/25/28	3,555,507
275,000	CVS Health Corp	3.250	08/15/29	290,673
1,825,000	CVS Health Corp	1.750	08/21/30	1,703,454
1,525,000	CVS Health Corp	1.875	02/28/31	1,432,404
4,100,000	CVS Health Corp	4.780	03/25/38	4,838,761
850,000	CVS Health Corp	2.700	08/21/40	782,784
400,000	CVS Health Corp	5.300	12/05/43	496,465
1,800,000	CVS Health Corp	5.125	07/20/45	2,203,652
8,525,000	CVS Health Corp	5.050	03/25/48	10,465,629
200,000	Danaher Corp	3.350	09/15/25	218,235
200,000	Danaher Corp	4.375	09/15/45	232,989
400,000	Danaher Corp	2.600	10/01/50	353,902
100,000	Dartmouth-Hitchcock Health	4.178	08/01/48	110,501
1,000,000	DENTSPLY SIRONA, Inc	3.250	06/01/30	1,045,557
200,000	Dignity Health	5.267	11/01/64	248,886
400,000	Duke University Health System, Inc	3.920	06/01/47	450,953
400,000	Edwards Lifesciences Corp	4.300	06/15/28	451,021
750,000	Hackensack Meridian Health, Inc	2.675	09/01/41	695,615
200,000	Hackensack Meridian Health, Inc	4.211	07/01/48	234,609
750,000	Hackensack Meridian Health, Inc	2.875	09/01/50	699,380
200,000	Hackensack Meridian Health, Inc	4.500	07/01/57	248,249
685,000	Hartford HealthCare Corp	3.447	07/01/54	676,335
2,500,000	HCA, Inc	5.000	03/15/24	2,781,634
2,000,000	HCA, Inc	4.500	02/15/27	2,243,253
1,500,000	HCA, Inc	4.125	06/15/29	1,662,278
225,000	HCA, Inc	5.125	06/15/39	270,228
875,000	HCA, Inc	5.500	06/15/47	1,088,320
2,500,000	HCA, Inc	5.250	06/15/49	3,059,172
100,000	Humana, Inc	3.150	12/01/22	103,626
400,000	Humana, Inc	2.900	12/15/22	414,519
300,000	Humana, Inc	3.850	10/01/24	327,618
600,000	Humana, Inc	3.950	03/15/27	669,083
175,000	Humana, Inc	3.125	08/15/29	182,538
200,000	Humana, Inc	4.625	12/01/42	232,301
300,000	Humana, Inc	4.950	10/01/44	360,196
600,000	Humana, Inc	4.800	03/15/47	717,532
500,000	Humana, Inc	3.950	08/15/49	538,069
200,000	Indiana University Health, Inc Obligated Group	3.970	11/01/48	229,122
760,000	Integris Baptist Medical Center, Inc	3.875	08/15/50	802,377
350,000	Johns Hopkins Health System Corp	3.837	05/15/46	396,238
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	103,064
500,000	Kaiser Foundation Hospitals	3.150	05/01/27	545,546
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	127,092
1,265,000	Kaiser Foundation Hospitals	4.150	05/01/47	1,491,435
1,000,000	Kaiser Foundation Hospitals	3.266	11/01/49	1,029,816
755,000	Koninklijke Philips NV	5.000	03/15/42	967,713
1,500,000	Laboratory Corp of America Holdings	3.200	02/01/22	1,534,769
49

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Laboratory Corp of America Holdings	3.750%	08/23/22	$207,204
700,000		Laboratory Corp of America Holdings	4.000	11/01/23	752,179
200,000		Laboratory Corp of America Holdings	3.250	09/01/24	214,366
500,000		Laboratory Corp of America Holdings	2.300	12/01/24	521,495
100,000		Laboratory Corp of America Holdings	3.600	02/01/25	108,228
300,000		Laboratory Corp of America Holdings	3.600	09/01/27	328,484
500,000		Laboratory Corp of America Holdings	2.950	12/01/29	515,226
800,000		Laboratory Corp of America Holdings	4.700	02/01/45	908,209
200,000		Mayo Clinic	4.000	11/15/47	230,809
200,000		Mayo Clinic	4.128	11/15/52	240,175
2,500,000	h	Mayo Clinic	3.196	11/15/61	2,493,858
600,000		McKesson Corp	2.700	12/15/22	618,487
200,000		McKesson Corp	2.850	03/15/23	207,537
1,925,000		McKesson Corp	3.796	03/15/24	2,088,248
1,000,000		McKesson Corp	0.900	12/03/25	979,213
500,000		McKesson Corp	3.950	02/16/28	558,969
300,000		McKesson Corp	4.750	05/30/29	352,043
200,000		McLaren Health Care Corp	4.386	05/15/48	236,001
1,441,000		Medtronic, Inc	3.500	03/15/25	1,580,508
2,777,000		Medtronic, Inc	4.375	03/15/35	3,339,259
1,074,000		Medtronic, Inc	4.625	03/15/45	1,354,395
500,000		Memorial Health Services	3.447	11/01/49	518,981
1,000,000		Memorial Sloan-Kettering Cancer Center	2.955	01/01/50	959,407
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	234,851
500,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	592,815
200,000		Mercy Health	4.302	07/01/28	229,350
1,000,000		Methodist Hospital	2.705	12/01/50	921,170
500,000		Montefiore Obligated Group	5.246	11/01/48	569,954
750,000		Montefiore Obligated Group	4.287	09/01/50	765,646
100,000		Mount Sinai Hospitals Group, Inc	3.981	07/01/48	106,698
600,000		Mount Sinai Hospitals Group, Inc	3.737	07/01/49	621,176
895,000		Mount Sinai Hospitals Group, Inc	3.391	07/01/50	873,642
1,000,000		MultiCare Health System	2.803	08/15/50	918,667
1,000,000		New York and Presbyterian Hospital	2.256	08/01/40	894,907
300,000		New York and Presbyterian Hospital	4.024	08/01/45	344,412
150,000		New York and Presbyterian Hospital	4.063	08/01/56	173,624
1,000,000	e	New York and Presbyterian Hospital	2.606	08/01/60	853,080
500,000		New York and Presbyterian Hospital	3.954	08/01/19	533,001
140,000		Northwell Healthcare, Inc	3.979	11/01/46	149,141
675,000		Northwell Healthcare, Inc	4.260	11/01/47	759,338
500,000		Northwell Healthcare, Inc	3.809	11/01/49	522,314
1,000,000		NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667	10/01/50	893,520
350,000		NYU Hospitals Center	5.750	07/01/43	478,363
250,000		NYU Hospitals Center	4.368	07/01/47	288,422
915,000		NYU Langone Hospitals	3.380	07/01/55	886,876
750,000		OhioHealth Corp	3.042	11/15/50	744,134
100,000		Orlando Health Obligated Group	4.089	10/01/48	113,923
1,000,000		Orlando Health Obligated Group	3.327	10/01/50	1,019,119
750,000		PeaceHealth Obligated Group	1.375	11/15/25	748,446
200,000		PeaceHealth Obligated Group	4.787	11/15/48	248,925
750,000		PeaceHealth Obligated Group	3.218	11/15/50	732,306
200,000		Providence St. Joseph Health Obligated Group	2.746	10/01/26	212,690
570,000		Providence St. Joseph Health Obligated Group	2.532	10/01/29	579,912
50

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Providence St. Joseph Health Obligated Group	3.744%	10/01/47	$108,317
350,000	Providence St. Joseph Health Obligated Group	3.930	10/01/48	386,425
125,000	Quest Diagnostics, Inc	3.500	03/30/25	135,500
225,000	Quest Diagnostics, Inc	3.450	06/01/26	244,681
500,000	Quest Diagnostics, Inc	4.200	06/30/29	570,954
750,000	Quest Diagnostics, Inc	2.950	06/30/30	775,291
500,000	Quest Diagnostics, Inc	2.800	06/30/31	508,213
300,000	Quest Diagnostics, Inc	4.700	03/30/45	349,068
390,000	Rush Obligated Group	3.922	11/15/29	435,045
200,000	RWJ Barnabas Health, Inc	3.949	07/01/46	216,385
1,000,000	Sharp HealthCare	2.680	08/01/50	902,338
1,000,000	Smith & Nephew plc	2.032	10/14/30	941,705
300,000	SSM Health Care Corp	3.688	06/01/23	317,768
400,000	SSM Health Care Corp	3.823	06/01/27	450,263
500,000	Stanford Health Care	3.795	11/15/48	559,816
1,000,000	Stryker Corp	0.600	12/01/23	1,000,616
475,000	Stryker Corp	1.150	06/15/25	474,279
200,000	Stryker Corp	3.375	11/01/25	217,344
1,600,000	Stryker Corp	3.500	03/15/26	1,755,329
500,000	Stryker Corp	3.650	03/07/28	552,340
600,000	Stryker Corp	1.950	06/15/30	578,987
200,000	Stryker Corp	4.100	04/01/43	223,952
200,000	Stryker Corp	4.375	05/15/44	234,545
550,000	Stryker Corp	4.625	03/15/46	669,901
575,000	Stryker Corp	2.900	06/15/50	542,529
200,000	Sutter Health	3.695	08/15/28	219,107
1,000,000	Sutter Health	2.294	08/15/30	982,324
500,000	Sutter Health	3.161	08/15/40	498,108
200,000	Sutter Health	4.091	08/15/48	221,210
500,000	Sutter Health	3.361	08/15/50	494,782
1,000,000	Texas Health Resources	2.328	11/15/50	818,439
100,000	Texas Health Resources	4.330	11/15/55	120,822
2,000,000	Trinity Health Corp	2.632	12/01/40	1,902,485
300,000	Trinity Health Corp	4.125	12/01/45	347,833
185,000	Trinity Health Corp	3.434	12/01/48	193,698
800,000	UnitedHealth Group, Inc	3.350	07/15/22	830,597
625,000	UnitedHealth Group, Inc	2.375	10/15/22	644,681
325,000	UnitedHealth Group, Inc	2.750	02/15/23	336,868
400,000	UnitedHealth Group, Inc	2.875	03/15/23	418,803
1,650,000	UnitedHealth Group, Inc	3.500	02/15/24	1,786,685
500,000	UnitedHealth Group, Inc	3.700	12/15/25	555,394
1,000,000	UnitedHealth Group, Inc	1.250	01/15/26	999,483
200,000	UnitedHealth Group, Inc	3.450	01/15/27	221,454
300,000	UnitedHealth Group, Inc	3.375	04/15/27	329,207
1,700,000	UnitedHealth Group, Inc	2.950	10/15/27	1,824,797
2,375,000	UnitedHealth Group, Inc	3.850	06/15/28	2,666,208
500,000	UnitedHealth Group, Inc	3.875	12/15/28	563,551
1,000,000	UnitedHealth Group, Inc	2.875	08/15/29	1,058,265
2,200,000	UnitedHealth Group, Inc	2.000	05/15/30	2,164,868
925,000	UnitedHealth Group, Inc	4.625	07/15/35	1,129,330
150,000	UnitedHealth Group, Inc	5.800	03/15/36	203,384
365,000	UnitedHealth Group, Inc	6.625	11/15/37	541,465
200,000	UnitedHealth Group, Inc	6.875	02/15/38	301,287
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$275,000	UnitedHealth Group, Inc	3.500%	08/15/39	$296,023
1,000,000	UnitedHealth Group, Inc	2.750	05/15/40	983,235
300,000	UnitedHealth Group, Inc	4.375	03/15/42	356,911
350,000	UnitedHealth Group, Inc	3.950	10/15/42	401,862
375,000	UnitedHealth Group, Inc	4.250	03/15/43	442,317
1,500,000	UnitedHealth Group, Inc	4.750	07/15/45	1,890,215
800,000	UnitedHealth Group, Inc	4.200	01/15/47	939,443
300,000	UnitedHealth Group, Inc	4.250	04/15/47	352,743
500,000	UnitedHealth Group, Inc	3.750	10/15/47	546,473
1,700,000	UnitedHealth Group, Inc	4.250	06/15/48	2,026,648
1,600,000	UnitedHealth Group, Inc	4.450	12/15/48	1,961,896
1,000,000	UnitedHealth Group, Inc	3.700	08/15/49	1,086,607
1,000,000	UnitedHealth Group, Inc	2.900	05/15/50	957,615
1,250,000	UnitedHealth Group, Inc	3.875	08/15/59	1,395,904
1,000,000	UnitedHealth Group, Inc	3.125	05/15/60	981,688
200,000	West Virginia United Health System Obligated Group	3.129	06/01/50	190,631
500,000	Willis-Knighton Medical Center	3.065	03/01/51	469,443
750,000	Zimmer Biomet Holdings, Inc	3.150	04/01/22	766,059
250,000	Zimmer Biomet Holdings, Inc	3.700	03/19/23	264,416
2,575,000	Zimmer Biomet Holdings, Inc	3.550	04/01/25	2,789,929
225,000	Zimmer Biomet Holdings, Inc	3.050	01/15/26	240,348
1,100,000	Zimmer Biomet Holdings, Inc	3.550	03/20/30	1,176,014
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			263,855,132

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Church & Dwight Co, Inc	2.450	08/01/22	102,442
250,000	Church & Dwight Co, Inc	2.875	10/01/22	258,720
500,000	Church & Dwight Co, Inc	3.150	08/01/27	542,433
100,000	Church & Dwight Co, Inc	3.950	08/01/47	109,516
100,000	Clorox Co	3.800	11/15/21	102,069
100,000	Clorox Co	3.050	09/15/22	103,158
200,000	Clorox Co	3.500	12/15/24	218,870
300,000	Clorox Co	3.100	10/01/27	325,267
500,000	Clorox Co	3.900	05/15/28	559,344
1,000,000	Clorox Co	1.800	05/15/30	951,394
1,100,000	Colgate-Palmolive Co	2.250	11/15/22	1,135,896
200,000	Colgate-Palmolive Co	1.950	02/01/23	205,991
300,000	Colgate-Palmolive Co	3.250	03/15/24	324,490
60,000	Colgate-Palmolive Co	6.450	06/16/28	76,364
300,000	Colgate-Palmolive Co	4.000	08/15/45	354,030
550,000	Colgate-Palmolive Co	3.700	08/01/47	621,551
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	205,234
125,000	Estee Lauder Cos, Inc	2.000	12/01/24	130,165
450,000	Estee Lauder Cos, Inc	3.150	03/15/27	487,162
200,000	Estee Lauder Cos, Inc	2.375	12/01/29	202,453
100,000	Estee Lauder Cos, Inc	2.600	04/15/30	103,036
1,500,000	Estee Lauder Cos, Inc	1.950	03/15/31	1,453,695
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	133,788
300,000	Estee Lauder Cos, Inc	4.375	06/15/45	355,562
375,000	Estee Lauder Cos, Inc	4.150	03/15/47	434,895
700,000	Estee Lauder Cos, Inc	3.125	12/01/49	709,512
125,000	Kimberly-Clark Corp	2.400	03/01/22	127,490
950,000	Kimberly-Clark Corp	3.050	08/15/25	1,024,811
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Kimberly-Clark Corp	1.050%	09/15/27	$194,166
412,000	Kimberly-Clark Corp	3.950	11/01/28	468,756
1,500,000	Kimberly-Clark Corp	3.200	04/25/29	1,622,436
200,000	Kimberly-Clark Corp	6.625	08/01/37	298,552
725,000	Kimberly-Clark Corp	3.200	07/30/46	744,830
200,000	Kimberly-Clark Corp	3.900	05/04/47	229,721
300,000	Kimberly-Clark Corp	2.875	02/07/50	294,692
2,400,000	Procter & Gamble Co	2.150	08/11/22	2,458,344
600,000	Procter & Gamble Co	3.100	08/15/23	639,151
2,000,000	Procter & Gamble Co	0.550	10/29/25	1,965,854
750,000	Procter & Gamble Co	2.700	02/02/26	806,710
1,750,000	Procter & Gamble Co	2.450	11/03/26	1,858,212
750,000	Procter & Gamble Co	2.850	08/11/27	813,468
3,000,000	Procter & Gamble Co	3.000	03/25/30	3,229,129
1,150,000	Procter & Gamble Co	1.200	10/29/30	1,064,196
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			28,047,555

INSURANCE - 0.8%
250,000	ACE INA Holdings, Inc	2.700	03/13/23	260,743
700,000	ACE INA Holdings, Inc	3.150	03/15/25	753,339
2,325,000	ACE INA Holdings, Inc	3.350	05/03/26	2,533,644
150,000	ACE INA Holdings, Inc	4.150	03/13/43	171,248
1,600,000	ACE INA Holdings, Inc	4.350	11/03/45	1,893,077
500,000	Aegon NV	5.500	04/11/48	562,434
1,175,000	Aetna, Inc	2.750	11/15/22	1,210,386
1,125,000	Aetna, Inc	2.800	06/15/23	1,173,497
325,000	Aetna, Inc	3.500	11/15/24	351,000
440,000	Aetna, Inc	6.625	06/15/36	614,108
350,000	Aetna, Inc	4.500	05/15/42	398,756
500,000	Aetna, Inc	4.125	11/15/42	543,509
1,050,000	Aetna, Inc	3.875	08/15/47	1,099,142
600,000	Aflac, Inc	3.625	06/15/23	642,307
525,000	Aflac, Inc	3.625	11/15/24	577,941
2,000,000	Aflac, Inc	1.125	03/15/26	1,983,828
200,000	Aflac, Inc	2.875	10/15/26	214,763
375,000	Aflac, Inc	3.600	04/01/30	410,120
200,000	Aflac, Inc	4.000	10/15/46	217,323
500,000	Aflac, Inc	4.750	01/15/49	619,705
300,000	Alleghany Corp	4.950	06/27/22	315,835
1,000,000	Alleghany Corp	3.625	05/15/30	1,078,251
200,000	Alleghany Corp	4.900	09/15/44	237,329
300,000	Allied World Assurance Co Holdings Ltd	4.350	10/29/25	321,862
1,250,000	Allstate Corp	3.150	06/15/23	1,323,572
1,000,000	Allstate Corp	0.750	12/15/25	982,661
275,000	Allstate Corp	3.280	12/15/26	302,328
1,000,000	Allstate Corp	1.450	12/15/30	915,797
600,000	Allstate Corp	4.500	06/15/43	708,809
975,000	Allstate Corp	4.200	12/15/46	1,122,934
250,000	Allstate Corp	3.850	08/10/49	274,532
200,000	Allstate Corp	5.750	08/15/53	211,500
300,000	American Financial Group, Inc	3.500	08/15/26	325,147
325,000	American Financial Group, Inc	5.250	04/02/30	384,850
400,000	American Financial Group, Inc	4.500	06/15/47	446,533
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$600,000	American International Group, Inc	4.125%	02/15/24	$656,629
3,000,000	American International Group, Inc	2.500	06/30/25	3,147,660
750,000	American International Group, Inc	3.750	07/10/25	818,928
825,000	American International Group, Inc	4.200	04/01/28	926,500
2,600,000	American International Group, Inc	4.250	03/15/29	2,926,454
1,000,000	American International Group, Inc	3.400	06/30/30	1,062,959
1,675,000	American International Group, Inc	3.875	01/15/35	1,821,371
300,000	American International Group, Inc	4.700	07/10/35	352,458
925,000	American International Group, Inc	6.250	05/01/36	1,242,511
725,000	American International Group, Inc	4.500	07/16/44	820,857
300,000	American International Group, Inc	4.800	07/10/45	354,552
1,000,000	American International Group, Inc	4.750	04/01/48	1,190,912
300,000	American International Group, Inc	5.750	04/01/48	334,500
1,000,000	American International Group, Inc	4.375	06/30/50	1,141,497
200,000	American International Group, Inc	4.375	01/15/55	223,187
300,000	Aon Corp	2.200	11/15/22	308,015
200,000	Aon Corp	4.500	12/15/28	229,011
450,000	Aon Corp	3.750	05/02/29	495,136
450,000	Aon Corp	2.800	05/15/30	459,851
200,000	Aon Corp	6.250	09/30/40	273,766
200,000	Aon plc	4.000	11/27/23	215,370
300,000	Aon plc	3.500	06/14/24	322,320
2,450,000	Aon plc	3.875	12/15/25	2,707,268
550,000	Aon plc	4.750	05/15/45	667,462
1,050,000	Arch Capital Group Ltd	4.011	12/15/26	1,183,143
200,000	Arch Capital Group Ltd	5.031	12/15/46	243,955
600,000	Arch Capital Group Ltd	3.635	06/30/50	600,608
300,000	Arch Capital Group US, Inc	5.144	11/01/43	368,267
200,000	Aspen Insurance Holdings Ltd	4.650	11/15/23	218,115
100,000	Assurant, Inc	4.000	03/15/23	106,632
300,000	Assurant, Inc	4.200	09/27/23	324,737
300,000	Assurant, Inc	4.900	03/27/28	341,769
500,000	Assurant, Inc	3.700	02/22/30	531,421
7,000	Assurant, Inc	6.750	02/15/34	8,494
200,000	Assured Guaranty US Holdings, Inc	5.000	07/01/24	225,407
675,000	Athene Holding Ltd	4.125	01/12/28	735,196
500,000	Athene Holding Ltd	6.150	04/03/30	609,503
1,000,000	Athene Holding Ltd	3.500	01/15/31	1,027,588
770,000	AXA S.A.	8.600	12/15/30	1,176,876
300,000	AXIS Specialty Finance LLC	3.900	07/15/29	322,382
250,000	AXIS Specialty Finance LLC	4.900	01/15/40	256,250
200,000	AXIS Specialty Finance plc	4.000	12/06/27	224,020
275,000	Berkshire Hathaway Finance Corp	3.000	05/15/22	283,639
100,000	Berkshire Hathaway Finance Corp	1.850	03/12/30	97,564
1,500,000	Berkshire Hathaway Finance Corp	1.450	10/15/30	1,399,910
300,000	Berkshire Hathaway Finance Corp	4.400	05/15/42	356,476
2,175,000	Berkshire Hathaway Finance Corp	4.200	08/15/48	2,509,627
1,725,000	Berkshire Hathaway Finance Corp	4.250	01/15/49	1,996,994
1,450,000	Berkshire Hathaway Finance Corp	2.850	10/15/50	1,336,453
3,000,000	Berkshire Hathaway Finance Corp	2.500	01/15/51	2,576,545
827,000	Brighthouse Financial, Inc	3.700	06/22/27	874,911
1,000,000	Brighthouse Financial, Inc	5.625	05/15/30	1,171,707
304,000	Brighthouse Financial, Inc	4.700	06/22/47	310,193
500,000	Brown & Brown, Inc	4.500	03/15/29	561,687
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Brown & Brown, Inc	2.375%	03/15/31	$961,419
450,000		Chubb Corp	6.000	05/11/37	622,912
1,225,000		Chubb INA Holdings, Inc	2.875	11/03/22	1,267,026
1,325,000		Chubb INA Holdings, Inc	1.375	09/15/30	1,209,919
200,000		Cincinnati Financial Corp	6.920	05/15/28	255,031
690,000		CNA Financial Corp	3.950	05/15/24	749,561
200,000		CNA Financial Corp	4.500	03/01/26	225,968
225,000		CNA Financial Corp	3.450	08/15/27	245,168
100,000		CNA Financial Corp	3.900	05/01/29	110,253
1,150,000		CNA Financial Corp	2.050	08/15/30	1,093,102
500,000		CNO Financial Group, Inc	5.250	05/30/29	576,211
200,000		Enstar Group Ltd	4.500	03/10/22	206,040
500,000		Enstar Group Ltd	4.950	06/01/29	558,855
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	355,460
250,000		Everest Reinsurance Holdings, Inc	3.500	10/15/50	241,179
400,000		Fairfax Financial Holdings Ltd	4.850	04/17/28	444,745
500,000		Fairfax Financial Holdings Ltd	4.625	04/29/30	545,697
1,000,000	g	Fairfax Financial Holdings Ltd	3.375	03/03/31	996,234
250,000		Fidelity National Financial, Inc	5.500	09/01/22	266,932
300,000		Fidelity National Financial, Inc	4.500	08/15/28	337,381
1,000,000		Fidelity National Financial, Inc	3.400	06/15/30	1,043,725
500,000		Fidelity National Financial, Inc	2.450	03/15/31	483,519
750,000		First American Financial Corp	4.000	05/15/30	810,753
350,000		Globe Life, Inc	2.150	08/15/30	335,909
200,000		Hanover Insurance Group, Inc	4.500	04/15/26	226,453
1,000,000		Hanover Insurance Group, Inc	2.500	09/01/30	977,832
750,000		Hartford Financial Services Group, Inc	2.800	08/19/29	778,007
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	449,809
450,000		Hartford Financial Services Group, Inc	4.400	03/15/48	518,041
450,000		Hartford Financial Services Group, Inc	3.600	08/19/49	467,389
200,000		Kemper Corp	4.350	02/15/25	217,492
500,000		Kemper Corp	2.400	09/30/30	480,342
400,000		Leucadia National Corp	5.500	10/18/23	434,335
400,000		Lincoln National Corp	4.200	03/15/22	414,196
625,000		Lincoln National Corp	4.000	09/01/23	675,503
175,000		Lincoln National Corp	3.350	03/09/25	189,376
600,000		Lincoln National Corp	3.625	12/12/26	659,722
1,175,000		Lincoln National Corp	3.800	03/01/28	1,298,524
650,000		Lincoln National Corp	3.050	01/15/30	672,992
500,000	e	Lincoln National Corp	3.400	01/15/31	533,735
150,000		Lincoln National Corp	7.000	06/15/40	215,634
250,000		Lincoln National Corp	4.350	03/01/48	275,976
500,000		Lincoln National Corp	4.375	06/15/50	560,169
200,000		Loews Corp	2.625	05/15/23	207,325
800,000		Loews Corp	3.750	04/01/26	882,767
400,000		Loews Corp	3.200	05/15/30	423,070
200,000		Loews Corp	4.125	05/15/43	215,407
700,000		Manulife Financial Corp	4.150	03/04/26	788,802
1,000,000		Manulife Financial Corp	2.484	05/19/27	1,037,044
1,300,000		Manulife Financial Corp	4.061	02/24/32	1,430,472
200,000		Manulife Financial Corp	5.375	03/04/46	261,904
150,000		Markel Corp	4.900	07/01/22	157,927
600,000		Markel Corp	3.500	11/01/27	658,705
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Markel Corp	3.350%	09/17/29	$212,306
150,000	Markel Corp	5.000	04/05/46	182,466
100,000	Markel Corp	4.300	11/01/47	111,609
750,000	Markel Corp	5.000	05/20/49	925,795
200,000	Markel Corp	4.150	09/17/50	219,936
725,000	Marsh & McLennan Cos, Inc	3.875	03/15/24	791,900
2,300,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	2,496,243
1,700,000	Marsh & McLennan Cos, Inc	4.375	03/15/29	1,949,094
450,000	Marsh & McLennan Cos, Inc	2.250	11/15/30	441,841
250,000	Marsh & McLennan Cos, Inc	4.750	03/15/39	308,223
100,000	Marsh & McLennan Cos, Inc	4.350	01/30/47	115,584
300,000	Marsh & McLennan Cos, Inc	4.200	03/01/48	347,434
1,200,000	Marsh & McLennan Cos, Inc	4.900	03/15/49	1,531,939
200,000	Mercury General Corp	4.400	03/15/27	225,677
700,000	MetLife, Inc	3.048	12/15/22	731,553
525,000	MetLife, Inc	4.368	09/15/23	573,533
700,000	MetLife, Inc	3.600	04/10/24	760,550
700,000	MetLife, Inc	3.600	11/13/25	769,415
675,000	MetLife, Inc	6.375	06/15/34	948,833
1,530,000	MetLife, Inc	5.700	06/15/35	2,063,542
130,000	MetLife, Inc	5.875	02/06/41	178,877
450,000	MetLife, Inc	4.125	08/13/42	509,829
750,000	MetLife, Inc	4.875	11/13/43	942,175
500,000	MetLife, Inc	4.721	12/15/44	613,834
800,000	MetLife, Inc	4.050	03/01/45	907,559
1,650,000	MetLife, Inc	4.600	05/13/46	2,011,513
200,000	Montpelier Re Holdings Ltd	4.700	10/15/22	211,886
20,000	Nationwide Financial Services	6.750	05/15/37	23,600
200,000	Old Republic International Corp	4.875	10/01/24	225,425
100,000	Old Republic International Corp	3.875	08/26/26	111,185
500,000	PartnerRe Finance B LLC	3.700	07/02/29	546,176
500,000	PartnerRe Finance B LLC	4.500	10/01/50	510,150
100,000	Primerica, Inc	4.750	07/15/22	105,106
100,000	Principal Financial Group, Inc	3.300	09/15/22	104,011
150,000	Principal Financial Group, Inc	3.125	05/15/23	158,177
200,000	Principal Financial Group, Inc	3.400	05/15/25	215,839
850,000	Principal Financial Group, Inc	3.100	11/15/26	917,251
100,000	Principal Financial Group, Inc	3.700	05/15/29	109,503
1,000,000	Principal Financial Group, Inc	2.125	06/15/30	961,645
100,000	Principal Financial Group, Inc	4.625	09/15/42	115,296
200,000	Principal Financial Group, Inc	4.350	05/15/43	225,766
300,000	Principal Financial Group, Inc	4.300	11/15/46	341,268
650,000	Progressive Corp	2.450	01/15/27	684,872
250,000	Progressive Corp	4.000	03/01/29	283,498
100,000	Progressive Corp	3.200	03/26/30	107,335
120,000	Progressive Corp	6.250	12/01/32	162,278
300,000	Progressive Corp	4.350	04/25/44	350,426
300,000	Progressive Corp	3.700	01/26/45	318,562
950,000	Progressive Corp	4.125	04/15/47	1,092,060
750,000	Progressive Corp	4.200	03/15/48	873,368
100,000	Progressive Corp	3.950	03/26/50	111,446
891,000	Prudential Financial, Inc	4.500	11/16/21	913,759
200,000	Prudential Financial, Inc	1.500	03/10/26	202,047
300,000	Prudential Financial, Inc	3.878	03/27/28	338,256
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000	e	Prudential Financial, Inc	2.100%	03/10/30	$495,258
450,000		Prudential Financial, Inc	5.700	12/14/36	607,404
500,000		Prudential Financial, Inc	3.000	03/10/40	493,789
600,000		Prudential Financial, Inc	5.200	03/15/44	638,901
1,700,000		Prudential Financial, Inc	4.600	05/15/44	2,028,399
200,000		Prudential Financial, Inc	5.375	05/15/45	219,241
2,300,000		Prudential Financial, Inc	4.500	09/15/47	2,463,004
300,000		Prudential Financial, Inc	4.418	03/27/48	347,114
2,400,000		Prudential Financial, Inc	5.700	09/15/48	2,743,856
799,000		Prudential Financial, Inc	3.935	12/07/49	874,684
450,000		Prudential Financial, Inc	4.350	02/25/50	520,852
1,000,000		Prudential Financial, Inc	3.700	03/13/51	1,058,618
200,000		Prudential plc	3.125	04/14/30	210,963
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	100,719
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	273,848
750,000		Reinsurance Group of America, Inc	3.900	05/15/29	822,081
350,000		Reinsurance Group of America, Inc	3.150	06/15/30	362,022
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	216,150
200,000		RenaissanceRe Finance, Inc	3.450	07/01/27	216,034
300,000		RenaissanceRe Holdings Ltd	3.600	04/15/29	321,115
250,000		Torchmark Corp	3.800	09/15/22	259,836
350,000		Torchmark Corp	4.550	09/15/28	402,349
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	29,566
600,000		Travelers Cos, Inc	5.350	11/01/40	788,834
200,000		Travelers Cos, Inc	4.600	08/01/43	244,914
250,000		Travelers Cos, Inc	4.300	08/25/45	290,199
400,000		Travelers Cos, Inc	3.750	05/15/46	432,568
1,100,000		Travelers Cos, Inc	4.000	05/30/47	1,252,982
500,000		Travelers Cos, Inc	4.050	03/07/48	574,325
900,000		Travelers Cos, Inc	4.100	03/04/49	1,052,136
100,000		Travelers Cos, Inc	2.550	04/27/50	89,379
100,000		Travelers Property Casualty Corp	6.375	03/15/33	139,309
200,000		Unum Group	4.000	03/15/24	217,408
500,000		Unum Group	4.000	06/15/29	541,634
300,000		Unum Group	5.750	08/15/42	350,325
500,000		Unum Group	4.500	12/15/49	501,580
1,000,000		W R Berkley Corp	3.550	03/30/52	1,003,840
425,000		Willis North America, Inc	3.600	05/15/24	458,006
500,000		Willis North America, Inc	4.500	09/15/28	568,603
900,000		Willis North America, Inc	2.950	09/15/29	929,347
300,000		Willis North America, Inc	5.050	09/15/48	371,648
500,000		Willis North America, Inc	3.875	09/15/49	530,587
250,000		WR Berkley Corp	4.625	03/15/22	259,965
200,000		WR Berkley Corp	4.750	08/01/44	232,984
650,000		WR Berkley Corp	4.000	05/12/50	691,100
455,000		XLIT Ltd	4.450	03/31/25	507,272
200,000		XLIT Ltd	5.250	12/15/43	257,023
300,000		XLIT Ltd	5.500	03/31/45	382,082
		TOTAL INSURANCE			159,479,306

MATERIALS - 0.7%
150,000		Air Products & Chemicals, Inc	2.750	02/03/23	156,520
300,000		Air Products & Chemicals, Inc	3.350	07/31/24	323,624
57

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$175,000		Air Products & Chemicals, Inc	1.500%	10/15/25	$177,543
500,000		Air Products & Chemicals, Inc	1.850	05/15/27	505,739
125,000		Air Products & Chemicals, Inc	2.050	05/15/30	123,032
125,000		Air Products & Chemicals, Inc	2.700	05/15/40	119,564
1,250,000		Air Products & Chemicals, Inc	2.800	05/15/50	1,156,566
200,000		Albemarle Corp	4.150	12/01/24	219,771
500,000		Amcor Finance USA, Inc	3.625	04/28/26	545,937
400,000		Amcor Finance USA, Inc	4.500	05/15/28	457,061
375,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	379,141
300,000		Avery Dennison Corp	4.875	12/06/28	349,599
500,000		Avery Dennison Corp	2.650	04/30/30	502,764
100,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	131,010
2,250,000		Barrick Gold Corp	5.250	04/01/42	2,785,376
500,000		Barrick North America Finance LLC	5.750	05/01/43	658,580
100,000		Bemis Co, Inc	3.100	09/15/26	106,589
200,000		Bemis Co, Inc	2.630	06/19/30	199,483
625,000	g	Berry Global, Inc	0.950	02/15/24	622,056
1,375,000	g	Berry Global, Inc	1.570	01/15/26	1,353,302
825,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	938,651
1,925,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	2,489,832
200,000		Cabot Corp	3.700	07/15/22	206,057
500,000		Cabot Corp	4.000	07/01/29	526,012
400,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	433,504
375,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	403,822
200,000		Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	232,000
200,000		Domtar Corp	4.400	04/01/22	205,444
1,008,000		Dow Chemical Co	3.500	10/01/24	1,087,440
200,000		Dow Chemical Co	4.550	11/30/25	226,899
750,000		Dow Chemical Co	3.625	05/15/26	823,287
300,000		Dow Chemical Co	4.800	11/30/28	351,824
175,000		Dow Chemical Co	7.375	11/01/29	237,083
1,000,000	e	Dow Chemical Co	2.100	11/15/30	963,904
1,400,000		Dow Chemical Co	4.250	10/01/34	1,549,710
225,000		Dow Chemical Co	9.400	05/15/39	380,495
275,000		Dow Chemical Co	5.250	11/15/41	344,516
1,200,000		Dow Chemical Co	4.375	11/15/42	1,361,873
400,000		Dow Chemical Co	4.625	10/01/44	465,516
825,000		Dow Chemical Co	5.550	11/30/48	1,084,614
750,000		Dow Chemical Co	4.800	05/15/49	896,701
1,000,000		Dow Chemical Co	3.600	11/15/50	1,008,263
2,050,000		DowDuPont, Inc	4.205	11/15/23	2,226,906
1,600,000		DowDuPont, Inc	4.493	11/15/25	1,808,246
2,300,000		DowDuPont, Inc	4.725	11/15/28	2,673,279
150,000		DowDuPont, Inc	5.319	11/15/38	188,417
2,325,000		DowDuPont, Inc	5.419	11/15/48	2,997,062
100,000		Eastman Chemical Co	3.500	12/01/21	102,035
272,000		Eastman Chemical Co	3.600	08/15/22	281,366
727,000		Eastman Chemical Co	3.800	03/15/25	790,187
700,000		Eastman Chemical Co	4.500	12/01/28	801,776
150,000		Eastman Chemical Co	4.800	09/01/42	178,221
525,000		Eastman Chemical Co	4.650	10/15/44	608,288
300,000		Ecolab, Inc	2.375	08/10/22	307,673
200,000		Ecolab, Inc	3.250	01/14/23	208,631
750,000		Ecolab, Inc	2.700	11/01/26	799,030
58

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	Ecolab, Inc	3.250%	12/01/27	$326,268
575,000	Ecolab, Inc	4.800	03/24/30	687,829
1,000,000	Ecolab, Inc	1.300	01/30/31	918,643
14,000	Ecolab, Inc	5.500	12/08/41	18,275
710,000	Ecolab, Inc	3.950	12/01/47	797,592
150,000	Ecolab, Inc	2.125	08/15/50	121,916
350,000	EI du Pont de Nemours and Co	1.700	07/15/25	355,830
175,000	EI du Pont de Nemours and Co	2.300	07/15/30	175,278
700,000	Fibria Overseas Finance Ltd	5.500	01/17/27	798,007
100,000	FMC Corp	3.950	02/01/22	102,049
200,000	FMC Corp	4.100	02/01/24	215,916
500,000	FMC Corp	3.200	10/01/26	537,187
500,000	FMC Corp	3.450	10/01/29	526,363
500,000	FMC Corp	4.500	10/01/49	560,547
300,000	Georgia-Pacific LLC	8.000	01/15/24	359,437
750,000	Georgia-Pacific LLC	7.750	11/15/29	1,055,314
600,000	Huntsman International LLC	4.500	05/01/29	664,311
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	313,815
100,000	International Flavors & Fragrances, Inc	4.450	09/26/28	113,348
200,000	International Flavors & Fragrances, Inc	4.375	06/01/47	224,785
675,000	International Flavors & Fragrances, Inc	5.000	09/26/48	832,035
450,000	International Paper Co	6.000	11/15/41	610,394
525,000	International Paper Co	4.800	06/15/44	628,893
300,000	International Paper Co	4.400	08/15/47	351,049
2,425,000	International Paper Co	4.350	08/15/48	2,802,784
1,000,000	Kinross Gold Corp	4.500	07/15/27	1,126,331
150,000	Lubrizol Corp	6.500	10/01/34	210,852
300,000	LYB International Finance BV	4.000	07/15/23	322,547
1,000,000	LYB International Finance BV	3.500	03/02/27	1,080,748
575,000	LYB International Finance BV	5.250	07/15/43	699,165
550,000	LYB International Finance BV	4.875	03/15/44	635,340
500,000	LYB International Finance III LLC	2.875	05/01/25	527,790
500,000	LYB International Finance III LLC	1.250	10/01/25	493,688
500,000	LYB International Finance III LLC	3.375	05/01/30	530,215
150,000	LYB International Finance III LLC	2.250	10/01/30	144,612
150,000	LYB International Finance III LLC	3.375	10/01/40	148,342
1,000,000	LYB International Finance III LLC	4.200	10/15/49	1,062,545
750,000	LYB International Finance III LLC	4.200	05/01/50	806,275
1,000,000	LYB International Finance III LLC	3.625	04/01/51	985,082
500,000	LYB International Finance III LLC	3.800	10/01/60	488,080
1,300,000	LyondellBasell Industries NV	5.750	04/15/24	1,467,967
475,000	LyondellBasell Industries NV	4.625	02/26/55	528,145
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	219,213
200,000	Martin Marietta Materials, Inc	3.450	06/01/27	218,066
325,000	Martin Marietta Materials, Inc	3.500	12/15/27	355,809
250,000	Martin Marietta Materials, Inc	2.500	03/15/30	248,647
450,000	Martin Marietta Materials, Inc	4.250	12/15/47	497,996
200,000	Mosaic Co	3.250	11/15/22	207,761
1,000,000	Mosaic Co	4.250	11/15/23	1,080,031
800,000	Mosaic Co	4.050	11/15/27	888,029
300,000	Mosaic Co	5.450	11/15/33	360,126
100,000	Mosaic Co	4.875	11/15/41	110,365
600,000	Mosaic Co	5.625	11/15/43	746,620
59

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		NewMarket Corp	4.100%	12/15/22	$105,692
1,000,000		NewMarket Corp	2.700	03/18/31	975,567
250,000		Newmont Corp	2.250	10/01/30	243,534
33,000		Newmont Goldcorp Corp	3.700	03/15/23	34,648
1,300,000		Newmont Goldcorp Corp	2.800	10/01/29	1,336,044
298,000		Newmont Goldcorp Corp	5.875	04/01/35	389,786
235,000		Newmont Goldcorp Corp	6.250	10/01/39	322,024
975,000		Newmont Goldcorp Corp	4.875	03/15/42	1,176,701
300,000		Newmont Goldcorp Corp	5.450	06/09/44	389,660
800,000		Nucor Corp	4.125	09/15/22	833,809
275,000		Nucor Corp	2.000	06/01/25	282,122
425,000		Nucor Corp	3.950	05/01/28	473,449
3,150,000		Nucor Corp	2.700	06/01/30	3,217,681
1,000,000	g	Nucor Corp	2.979	12/15/55	904,107
150,000		Nutrien Ltd	3.150	10/01/22	154,816
500,000		Nutrien Ltd	1.900	05/13/23	512,793
200,000		Nutrien Ltd	3.500	06/01/23	210,745
625,000		Nutrien Ltd	3.625	03/15/24	671,353
425,000		Nutrien Ltd	3.375	03/15/25	456,901
200,000		Nutrien Ltd	3.000	04/01/25	212,160
700,000		Nutrien Ltd	4.000	12/15/26	784,551
550,000		Nutrien Ltd	4.200	04/01/29	618,938
500,000		Nutrien Ltd	2.950	05/13/30	517,415
200,000		Nutrien Ltd	4.125	03/15/35	220,608
200,000		Nutrien Ltd	5.625	12/01/40	256,065
100,000		Nutrien Ltd	6.125	01/15/41	134,358
200,000		Nutrien Ltd	4.900	06/01/43	235,521
725,000		Nutrien Ltd	5.250	01/15/45	896,505
1,050,000		Nutrien Ltd	5.000	04/01/49	1,312,368
300,000		Nutrien Ltd	3.950	05/13/50	323,624
500,000		Owens Corning	4.200	12/01/24	551,840
300,000		Owens Corning	3.400	08/15/26	325,527
500,000		Owens Corning	3.950	08/15/29	550,233
300,000		Owens Corning	3.875	06/01/30	327,129
525,000		Owens Corning	4.300	07/15/47	568,203
350,000		Owens Corning	4.400	01/30/48	381,486
250,000		Packaging Corp of America	4.500	11/01/23	272,280
100,000		Packaging Corp of America	3.650	09/15/24	108,706
550,000		Packaging Corp of America	3.400	12/15/27	599,953
100,000		Packaging Corp of America	3.000	12/15/29	104,269
500,000		Packaging Corp of America	4.050	12/15/49	556,169
300,000		PPG Industries, Inc	3.200	03/15/23	313,941
500,000		PPG Industries, Inc	2.400	08/15/24	524,216
250,000		PPG Industries, Inc	1.200	03/15/26	245,013
425,000		PPG Industries, Inc	3.750	03/15/28	474,363
500,000		PPG Industries, Inc	2.550	06/15/30	505,531
250,000		Praxair, Inc	2.200	08/15/22	255,062
300,000		Praxair, Inc	2.650	02/05/25	317,470
1,000,000		Praxair, Inc	3.200	01/30/26	1,088,493
725,000		Praxair, Inc	1.100	08/10/30	659,267
625,000		Praxair, Inc	3.550	11/07/42	671,008
225,000		Praxair, Inc	2.000	08/10/50	177,687
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	319,945
500,000		Reliance Steel & Aluminum Co	1.300	08/15/25	493,783
60

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Reliance Steel & Aluminum Co	2.150%	08/15/30	$479,815
414,000	Rio Tinto Alcan, Inc	6.125	12/15/33	570,619
3,250,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	3,566,223
350,000	Rio Tinto Finance USA Ltd	5.200	11/02/40	456,604
1,400,000	Rio Tinto Finance USA plc	4.125	08/21/42	1,604,094
200,000	Rohm & Haas Co	7.850	07/15/29	267,269
300,000	RPM International, Inc	3.450	11/15/22	310,541
100,000	RPM International, Inc	3.750	03/15/27	110,055
300,000	RPM International, Inc	4.550	03/01/29	337,520
100,000	RPM International, Inc	5.250	06/01/45	114,720
200,000	RPM International, Inc	4.250	01/15/48	203,613
225,000	Sherwin-Williams Co	4.200	01/15/22	229,562
27,000	Sherwin-Williams Co	2.750	06/01/22	27,604
200,000	Sherwin-Williams Co	3.450	08/01/25	217,277
200,000	Sherwin-Williams Co	3.950	01/15/26	222,400
925,000	Sherwin-Williams Co	3.450	06/01/27	1,009,525
500,000	Sherwin-Williams Co	2.950	08/15/29	520,707
500,000	Sherwin-Williams Co	2.300	05/15/30	492,436
200,000	Sherwin-Williams Co	4.000	12/15/42	214,677
900,000	Sherwin-Williams Co	4.500	06/01/47	1,051,399
900,000	Sherwin-Williams Co	3.800	08/15/49	953,606
500,000	Sherwin-Williams Co	3.300	05/15/50	493,411
750,000	Sonoco Products Co	3.125	05/01/30	774,478
150,000	Sonoco Products Co	5.750	11/01/40	185,012
300,000	Southern Copper Corp	3.875	04/23/25	329,390
100,000	Southern Copper Corp	7.500	07/27/35	141,826
1,180,000	Southern Copper Corp	6.750	04/16/40	1,623,653
1,500,000	Southern Copper Corp	5.875	04/23/45	1,962,286
250,000	Steel Dynamics, Inc	2.800	12/15/24	264,373
100,000	Steel Dynamics, Inc	2.400	06/15/25	104,225
1,000,000	Steel Dynamics, Inc	1.650	10/15/27	979,078
750,000	Steel Dynamics, Inc	3.450	04/15/30	800,649
100,000	Steel Dynamics, Inc	3.250	01/15/31	105,833
500,000	Steel Dynamics, Inc	3.250	10/15/50	466,581
1,900,000	Suzano Austria GmbH	6.000	01/15/29	2,234,875
1,000,000	Suzano Austria GmbH	3.750	01/15/31	1,028,770
1,675,000	Teck Resources Ltd	6.250	07/15/41	2,061,574
750,000	Vulcan Materials Co	4.500	04/01/25	838,877
100,000	Vulcan Materials Co	3.900	04/01/27	112,177
275,000	Vulcan Materials Co	3.500	06/01/30	294,869
475,000	Vulcan Materials Co	4.500	06/15/47	537,539
200,000	Vulcan Materials Co	4.700	03/01/48	235,145
500,000	Westlake Chemical Corp	3.600	08/15/26	540,462
1,000,000	Westlake Chemical Corp	3.375	06/15/30	1,034,381
500,000	Westlake Chemical Corp	5.000	08/15/46	586,577
200,000	Westlake Chemical Corp	4.375	11/15/47	216,970
500,000	WestRock RKT LLC	4.900	03/01/22	519,508
500,000	WestRock RKT LLC	4.000	03/01/23	526,533
250,000	WRKCo, Inc	3.000	09/15/24	265,633
425,000	WRKCo, Inc	3.750	03/15/25	463,774
525,000	WRKCo, Inc	4.650	03/15/26	595,805
300,000	WRKCo, Inc	3.375	09/15/27	326,525
325,000	WRKCo, Inc	4.000	03/15/28	360,054
61

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$240,000		WRKCo, Inc	3.900%	06/01/28	$263,968
950,000		WRKCo, Inc	4.900	03/15/29	1,109,206
685,000		WRKCo, Inc	4.200	06/01/32	768,760
400,000		WRKCo, Inc	3.000	06/15/33	405,274
171,000		Yamana Gold, Inc	4.625	12/15/27	187,109
		TOTAL MATERIALS			136,650,618

MEDIA & ENTERTAINMENT - 1.2%
475,000		Activision Blizzard, Inc	3.400	09/15/26	519,206
300,000		Activision Blizzard, Inc	3.400	06/15/27	327,985
250,000		Activision Blizzard, Inc	1.350	09/15/30	225,847
300,000		Activision Blizzard, Inc	4.500	06/15/47	353,239
1,100,000		Activision Blizzard, Inc	2.500	09/15/50	923,098
150,000		Agree LP	2.900	10/01/30	151,077
875,000		Alphabet, Inc	3.375	02/25/24	948,752
675,000		Alphabet, Inc	0.450	08/15/25	663,705
1,250,000		Alphabet, Inc	1.998	08/15/26	1,301,399
1,000,000		Alphabet, Inc	0.800	08/15/27	957,512
850,000		Alphabet, Inc	1.100	08/15/30	781,334
1,000,000		Alphabet, Inc	1.900	08/15/40	863,947
2,800,000		Alphabet, Inc	2.050	08/15/50	2,315,418
1,100,000		Alphabet, Inc	2.250	08/15/60	897,643
1,000,000		American Assets Trust LP	3.375	02/01/31	982,627
750,000	g	Blackstone	3.650	07/14/23	782,003
750,000	g	Blackstone	3.625	01/15/26	775,597
1,000,000	g	Blackstone Secured Lending Fund	2.750	09/16/26	993,560
1,000,000		Brown University in Providence in the State of Rhode Island and Providence Plant	2.924	09/01/50	1,016,290
1,135,000		Charter Communications Operating LLC	4.464	07/23/22	1,183,753
225,000		Charter Communications Operating LLC	4.500	02/01/24	246,092
3,650,000		Charter Communications Operating LLC	4.908	07/23/25	4,137,811
950,000		Charter Communications Operating LLC	3.750	02/15/28	1,028,735
2,750,000		Charter Communications Operating LLC	4.200	03/15/28	3,031,288
2,000,000		Charter Communications Operating LLC	2.800	04/01/31	1,973,777
1,500,000		Charter Communications Operating LLC	2.300	02/01/32	1,394,130
750,000		Charter Communications Operating LLC	6.384	10/23/35	971,244
1,500,000		Charter Communications Operating LLC	5.375	04/01/38	1,767,974
1,500,000		Charter Communications Operating LLC	3.500	06/01/41	1,422,574
1,550,000		Charter Communications Operating LLC	6.484	10/23/45	2,018,118
1,400,000		Charter Communications Operating LLC	5.375	05/01/47	1,625,123
1,375,000		Charter Communications Operating LLC	5.750	04/01/48	1,671,639
1,600,000		Charter Communications Operating LLC	5.125	07/01/49	1,800,114
2,500,000		Charter Communications Operating LLC	4.800	03/01/50	2,681,788
2,500,000		Charter Communications Operating LLC	3.700	04/01/51	2,338,261
1,500,000		Charter Communications Operating LLC	3.900	06/01/52	1,440,180
2,000,000		Charter Communications Operating LLC	3.850	04/01/61	1,833,500
1,000,000		Children’s Health System of Texas	2.511	08/15/50	880,573
250,000		Comcast Cable Communications Holdings, Inc	9.455	11/15/22	286,659
850,000		Comcast Corp	3.000	02/01/24	907,077
325,000		Comcast Corp	3.600	03/01/24	353,574
2,025,000		Comcast Corp	3.700	04/15/24	2,211,559
850,000		Comcast Corp	3.375	02/15/25	924,873
2,500,000		Comcast Corp	3.100	04/01/25	2,700,468
350,000		Comcast Corp	3.375	08/15/25	381,125
62

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,550,000		Comcast Corp	3.950%	10/15/25	$1,731,567
1,950,000		Comcast Corp	3.150	03/01/26	2,116,824
1,025,000		Comcast Corp	2.350	01/15/27	1,069,940
1,450,000		Comcast Corp	3.300	02/01/27	1,582,166
900,000		Comcast Corp	3.150	02/15/28	971,033
2,675,000		Comcast Corp	4.150	10/15/28	3,061,357
3,300,000		Comcast Corp	4.250	10/15/30	3,791,799
1,950,000		Comcast Corp	1.950	01/15/31	1,878,051
3,850,000		Comcast Corp	1.500	02/15/31	3,571,873
1,925,000		Comcast Corp	4.250	01/15/33	2,222,636
150,000		Comcast Corp	7.050	03/15/33	214,029
200,000		Comcast Corp	4.200	08/15/34	229,010
500,000		Comcast Corp	4.400	08/15/35	584,731
175,000		Comcast Corp	6.500	11/15/35	247,463
3,475,000		Comcast Corp	3.200	07/15/36	3,623,943
175,000		Comcast Corp	6.950	08/15/37	260,391
3,150,000		Comcast Corp	3.900	03/01/38	3,538,106
1,425,000		Comcast Corp	4.600	10/15/38	1,720,101
1,000,000		Comcast Corp	3.250	11/01/39	1,030,144
3,800,000		Comcast Corp	3.750	04/01/40	4,169,376
150,000		Comcast Corp	4.650	07/15/42	181,258
175,000		Comcast Corp	4.750	03/01/44	215,082
1,125,000		Comcast Corp	4.600	08/15/45	1,360,101
1,275,000		Comcast Corp	3.400	07/15/46	1,318,414
631,000		Comcast Corp	3.969	11/01/47	704,623
1,500,000		Comcast Corp	4.000	03/01/48	1,676,415
2,625,000		Comcast Corp	4.700	10/15/48	3,243,565
1,407,000		Comcast Corp	3.999	11/01/49	1,578,625
2,525,000		Comcast Corp	3.450	02/01/50	2,608,486
425,000		Comcast Corp	2.800	01/15/51	389,687
1,050,000		Comcast Corp	2.450	08/15/52	897,802
3,600,000		Comcast Corp	4.950	10/15/58	4,710,098
850,000		Comcast Corp	2.650	08/15/62	721,185
485,000		Cottage Health Obligated Group	3.304	11/01/49	494,714
750,000		DH Europe Finance II Sarl	2.050	11/15/22	769,011
750,000		DH Europe Finance II Sarl	2.200	11/15/24	781,667
300,000		DH Europe Finance II Sarl	2.600	11/15/29	306,644
550,000		DH Europe Finance II Sarl	3.250	11/15/39	560,807
1,000,000		DH Europe Finance II Sarl	3.400	11/15/49	1,012,486
237,000		Discovery Communications LLC	2.950	03/20/23	247,610
300,000		Discovery Communications LLC	3.800	03/13/24	323,079
200,000		Discovery Communications LLC	3.900	11/15/24	218,829
350,000		Discovery Communications LLC	3.450	03/15/25	375,715
200,000		Discovery Communications LLC	3.950	06/15/25	218,946
500,000		Discovery Communications LLC	4.900	03/11/26	569,765
2,275,000		Discovery Communications LLC	3.950	03/20/28	2,485,101
1,000,000		Discovery Communications LLC	4.125	05/15/29	1,104,497
250,000		Discovery Communications LLC	3.625	05/15/30	267,532
1,400,000		Discovery Communications LLC	5.200	09/20/47	1,659,793
1,400,000		Discovery Communications LLC	5.300	05/15/49	1,675,151
500,000		Discovery Communications LLC	4.650	05/15/50	551,353
1,175,000	g	Discovery Communications LLC	4.000	09/15/55	1,156,570
1,000,000		Electronic Arts, Inc	1.850	02/15/31	942,945
63

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Electronic Arts, Inc	2.950%	02/15/51	$923,699
500,000		Fox Corp	4.030	01/25/24	543,112
500,000		Fox Corp	3.050	04/07/25	531,808
2,250,000		Fox Corp	4.709	01/25/29	2,589,908
500,000		Fox Corp	3.500	04/08/30	531,949
1,500,000		Fox Corp	5.476	01/25/39	1,871,168
650,000		Fox Corp	5.576	01/25/49	828,628
500,000	g	GE Capital Funding LLC	3.450	05/15/25	540,590
500,000	g	GE Capital Funding LLC	4.050	05/15/27	557,132
3,500,000	g	GE Capital Funding LLC	4.400	05/15/30	3,962,534
3,000,000	g	GE Capital Funding LLC	4.550	05/15/32	3,439,652
550,000		Grupo Televisa SAB	6.625	03/18/25	651,686
200,000		Grupo Televisa SAB	4.625	01/30/26	224,170
1,100,000		Grupo Televisa SAB	5.000	05/13/45	1,207,657
700,000		Grupo Televisa SAB	6.125	01/31/46	886,343
500,000	e	Grupo Televisa SAB	5.250	05/24/49	571,362
450,000		Interpublic Group of Cos, Inc	3.750	10/01/21	457,519
100,000		Interpublic Group of Cos, Inc	4.200	04/15/24	109,857
350,000		Interpublic Group of Cos, Inc	4.650	10/01/28	402,402
500,000		Interpublic Group of Cos, Inc	4.750	03/30/30	578,292
1,000,000		Interpublic Group of Cos, Inc	2.400	03/01/31	980,866
1,000,000		Interpublic Group of Cos, Inc	3.375	03/01/41	971,910
400,000		Interpublic Group of Cos, Inc	5.400	10/01/48	492,699
445,000		Iowa Health System	3.665	02/15/50	473,280
135,000		MedStar Health, Inc	3.626	08/15/49	138,135
1,425,000		NBC Universal Media LLC	4.450	01/15/43	1,683,001
700,000		Omnicom Group, Inc	3.625	05/01/22	724,105
425,000		Omnicom Group, Inc	3.650	11/01/24	462,050
1,050,000		Omnicom Group, Inc	3.600	04/15/26	1,150,622
750,000		Omnicom Group, Inc	2.450	04/30/30	741,913
325,000		Omnicom Group, Inc	4.200	06/01/30	365,741
1,000,000		Rexford Industrial Realty LP	2.125	12/01/30	934,613
750,000		Schlumberger Finance Canada Ltd	1.400	09/17/25	750,637
500,000		Spectrum Health System Obligated Group	3.487	07/15/49	514,389
1,000,000	h	STERIS Irish FinCo UnLtd Co	2.700	03/15/31	992,503
1,000,000	h	STERIS Irish FinCo UnLtd Co	3.750	03/15/51	1,007,350
500,000		Tencent Music Entertainment Group	1.375	09/03/25	489,640
750,000		Tencent Music Entertainment Group	2.000	09/03/30	698,454
1,075,000		Time Warner Cable LLC	6.550	05/01/37	1,413,620
400,000		Time Warner Cable LLC	7.300	07/01/38	555,600
500,000		Time Warner Cable LLC	6.750	06/15/39	669,893
890,000		Time Warner Cable LLC	5.875	11/15/40	1,105,241
475,000		Time Warner Cable LLC	5.500	09/01/41	562,191
2,875,000		Time Warner Cable LLC	4.500	09/15/42	3,072,829
325,000		Time Warner Entertainment Co LP	8.375	03/15/23	372,571
300,000		Time Warner Entertainment Co LP	8.375	07/15/33	434,194
200,000		Toledo Hospital	5.325	11/15/28	230,630
450,000		Toledo Hospital	5.750	11/15/38	526,329
200,000		Toledo Hospital	6.015	11/15/48	241,619
2,248,000		ViacomCBS, Inc	3.875	04/01/24	2,421,197
200,000		ViacomCBS, Inc	3.700	08/15/24	216,849
300,000		ViacomCBS, Inc	3.500	01/15/25	322,033
800,000		ViacomCBS, Inc	4.000	01/15/26	881,218
650,000		ViacomCBS, Inc	2.900	01/15/27	683,219
64

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		ViacomCBS, Inc	3.375%	02/15/28	$212,538
1,300,000		ViacomCBS, Inc	3.700	06/01/28	1,406,519
500,000		ViacomCBS, Inc	4.200	06/01/29	555,827
500,000		ViacomCBS, Inc	7.875	07/30/30	696,754
500,000		ViacomCBS, Inc	4.950	01/15/31	589,687
1,500,000		ViacomCBS, Inc	4.200	05/19/32	1,676,706
150,000		ViacomCBS, Inc	6.875	04/30/36	206,728
200,000		ViacomCBS, Inc	4.850	07/01/42	228,651
2,179,000		ViacomCBS, Inc	4.375	03/15/43	2,351,282
625,000		ViacomCBS, Inc	5.850	09/01/43	798,255
200,000		ViacomCBS, Inc	4.900	08/15/44	231,523
800,000		ViacomCBS, Inc	4.600	01/15/45	895,952
1,000,000		ViacomCBS, Inc	4.950	05/19/50	1,172,156
100,000		Walt Disney Co	2.450	03/04/22	102,007
750,000		Walt Disney Co	1.750	08/30/24	774,517
1,000,000		Walt Disney Co	3.350	03/24/25	1,082,433
875,000		Walt Disney Co	3.150	09/17/25	946,216
700,000		Walt Disney Co	3.700	10/15/25	771,805
3,000,000		Walt Disney Co	1.750	01/13/26	3,068,453
500,000		Walt Disney Co	3.000	02/13/26	537,965
475,000		Walt Disney Co	1.850	07/30/26	485,721
1,500,000	e	Walt Disney Co	2.950	06/15/27	1,608,223
3,000,000		Walt Disney Co	2.200	01/13/28	3,065,496
425,000		Walt Disney Co	2.000	09/01/29	419,736
500,000		Walt Disney Co	3.800	03/22/30	557,304
1,000,000		Walt Disney Co	2.650	01/13/31	1,020,735
229,000		Walt Disney Co	6.400	12/15/35	322,390
325,000		Walt Disney Co	6.650	11/15/37	475,969
1,000,000		Walt Disney Co	3.500	05/13/40	1,057,390
1,425,000		Walt Disney Co	6.150	02/15/41	2,066,751
100,000		Walt Disney Co	4.375	08/16/41	116,997
200,000		Walt Disney Co	3.700	12/01/42	216,587
225,000		Walt Disney Co	5.400	10/01/43	299,120
1,275,000		Walt Disney Co	4.125	06/01/44	1,448,938
500,000		Walt Disney Co	4.750	09/15/44	621,020
300,000		Walt Disney Co	4.950	10/15/45	380,222
100,000		Walt Disney Co	3.000	07/30/46	96,278
700,000		Walt Disney Co	4.750	11/15/46	876,126
1,600,000		Walt Disney Co	2.750	09/01/49	1,464,873
3,625,000		Walt Disney Co	4.700	03/23/50	4,542,776
2,000,000		Walt Disney Co	3.600	01/13/51	2,128,028
1,000,000		Walt Disney Co	3.800	05/13/60	1,100,625
375,000		Weibo Corp	3.500	07/05/24	395,124
900,000		Weibo Corp	3.375	07/08/30	895,321
300,000		WPP Finance 2010	3.625	09/07/22	312,795
1,500,000		WPP Finance 2010	3.750	09/19/24	1,633,054
		TOTAL MEDIA & ENTERTAINMENT			224,538,526

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
3,000,000		AbbVie, Inc	2.150	11/19/21	3,033,778
3,500,000		AbbVie, Inc	3.450	03/15/22	3,580,658
175,000		AbbVie, Inc	3.250	10/01/22	181,007
65

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$625,000		AbbVie, Inc	2.900%	11/06/22	$648,194
2,275,000		AbbVie, Inc	3.200	11/06/22	2,360,551
850,000		AbbVie, Inc	2.850	05/14/23	886,618
1,850,000		AbbVie, Inc	3.750	11/14/23	1,992,578
2,350,000		AbbVie, Inc	3.800	03/15/25	2,567,468
1,575,000		AbbVie, Inc	3.600	05/14/25	1,715,846
4,150,000		AbbVie, Inc	3.200	05/14/26	4,483,309
1,000,000		AbbVie, Inc	2.950	11/21/26	1,064,681
675,000		AbbVie, Inc	4.250	11/14/28	769,180
3,750,000		AbbVie, Inc	3.200	11/21/29	3,989,145
2,250,000		AbbVie, Inc	4.550	03/15/35	2,612,881
1,925,000		AbbVie, Inc	4.500	05/14/35	2,260,300
675,000		AbbVie, Inc	4.300	05/14/36	778,141
3,300,000		AbbVie, Inc	4.050	11/21/39	3,694,701
2,175,000		AbbVie, Inc	4.400	11/06/42	2,527,986
1,625,000		AbbVie, Inc	4.850	06/15/44	1,974,052
1,310,000		AbbVie, Inc	4.750	03/15/45	1,563,131
925,000		AbbVie, Inc	4.700	05/14/45	1,095,544
1,350,000		AbbVie, Inc	4.450	05/14/46	1,555,428
1,150,000		AbbVie, Inc	4.875	11/14/48	1,385,071
4,975,000		AbbVie, Inc	4.250	11/21/49	5,629,391
75,000		Agilent Technologies, Inc	3.200	10/01/22	77,480
400,000		Agilent Technologies, Inc	3.875	07/15/23	426,302
200,000		Agilent Technologies, Inc	3.050	09/22/26	213,801
500,000		Agilent Technologies, Inc	2.750	09/15/29	511,931
1,000,000		Agilent Technologies, Inc	2.100	06/04/30	978,257
1,000,000		Agilent Technologies, Inc	2.300	03/12/31	973,733
1,175,000		Amgen, Inc	3.625	05/15/22	1,203,427
2,475,000		Amgen, Inc	2.250	08/19/23	2,566,234
950,000		Amgen, Inc	3.625	05/22/24	1,025,546
775,000		Amgen, Inc	3.125	05/01/25	832,896
1,225,000		Amgen, Inc	2.600	08/19/26	1,287,413
1,250,000		Amgen, Inc	2.200	02/21/27	1,282,303
775,000		Amgen, Inc	3.200	11/02/27	839,316
1,000,000		Amgen, Inc	2.450	02/21/30	1,006,926
500,000		Amgen, Inc	2.300	02/25/31	492,950
1,325,000		Amgen, Inc	3.150	02/21/40	1,314,714
126,000		Amgen, Inc	5.150	11/15/41	158,695
2,675,000		Amgen, Inc	4.400	05/01/45	3,096,972
2,128,000		Amgen, Inc	4.563	06/15/48	2,534,736
2,575,000		Amgen, Inc	3.375	02/21/50	2,573,912
2,447,000		Amgen, Inc	4.663	06/15/51	2,967,531
172,000	g	Amgen, Inc	2.770	09/01/53	152,099
725,000		AstraZeneca plc	2.375	06/12/22	740,944
475,000		AstraZeneca plc	3.500	08/17/23	506,147
350,000		AstraZeneca plc	3.375	11/16/25	380,992
1,000,000		AstraZeneca plc	0.700	04/08/26	963,130
950,000		AstraZeneca plc	3.125	06/12/27	1,022,358
1,700,000		AstraZeneca plc	4.000	01/17/29	1,907,466
1,000,000		AstraZeneca plc	1.375	08/06/30	917,223
1,900,000		AstraZeneca plc	6.450	09/15/37	2,705,466
625,000		AstraZeneca plc	4.000	09/18/42	695,490
500,000		AstraZeneca plc	4.375	11/16/45	580,281
750,000		AstraZeneca plc	4.375	08/17/48	877,291
66

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000		AstraZeneca plc	2.125%	08/06/50	$480,649
449,000		Baxalta, Inc	4.000	06/23/25	497,689
149,000		Baxalta, Inc	5.250	06/23/45	192,110
650,000		Biogen, Inc	3.625	09/15/22	679,361
875,000		Biogen, Inc	4.050	09/15/25	972,094
300,000		Biogen, Inc	2.250	05/01/30	291,032
1,375,000		Biogen, Inc	3.150	05/01/50	1,262,744
1,346,000	g	Biogen, Inc	3.250	02/15/51	1,255,800
2,000,000		Bristol-Myers Squibb Co	2.600	05/16/22	2,051,360
200,000		Bristol-Myers Squibb Co	2.000	08/01/22	204,215
550,000		Bristol-Myers Squibb Co	3.250	08/15/22	571,836
600,000		Bristol-Myers Squibb Co	2.750	02/15/23	625,691
1,684,000		Bristol-Myers Squibb Co	3.250	02/20/23	1,767,064
200,000		Bristol-Myers Squibb Co	3.250	11/01/23	214,142
1,000,000		Bristol-Myers Squibb Co	0.537	11/13/23	999,889
5,350,000		Bristol-Myers Squibb Co	2.900	07/26/24	5,716,249
600,000		Bristol-Myers Squibb Co	3.875	08/15/25	667,197
1,000,000		Bristol-Myers Squibb Co	0.750	11/13/25	985,044
500,000		Bristol-Myers Squibb Co	3.250	02/27/27	545,405
1,000,000		Bristol-Myers Squibb Co	1.125	11/13/27	966,842
1,275,000		Bristol-Myers Squibb Co	3.900	02/20/28	1,434,241
2,825,000		Bristol-Myers Squibb Co	3.400	07/26/29	3,087,202
1,150,000		Bristol-Myers Squibb Co	1.450	11/13/30	1,074,412
700,000		Bristol-Myers Squibb Co	4.125	06/15/39	814,191
125,000		Bristol-Myers Squibb Co	2.350	11/13/40	113,699
650,000		Bristol-Myers Squibb Co	3.250	08/01/42	669,940
200,000		Bristol-Myers Squibb Co	4.500	03/01/44	243,534
3,200,000		Bristol-Myers Squibb Co	5.000	08/15/45	4,114,539
500,000		Bristol-Myers Squibb Co	4.350	11/15/47	594,839
2,300,000		Bristol-Myers Squibb Co	4.550	02/20/48	2,804,273
2,400,000		Bristol-Myers Squibb Co	4.250	10/26/49	2,826,900
1,500,000		Bristol-Myers Squibb Co	2.550	11/13/50	1,333,068
175,000		Eli Lilly & Co	2.350	05/15/22	179,055
975,000		Eli Lilly & Co	2.750	06/01/25	1,037,326
950,000		Eli Lilly & Co	3.100	05/15/27	1,031,700
650,000		Eli Lilly & Co	3.875	03/15/39	742,417
550,000		Eli Lilly & Co	3.700	03/01/45	593,887
1,025,000		Eli Lilly & Co	3.950	03/15/49	1,158,770
1,300,000		Eli Lilly & Co	2.250	05/15/50	1,098,752
875,000		Eli Lilly & Co	4.150	03/15/59	1,034,217
750,000		Eli Lilly & Co	2.500	09/15/60	634,702
1,150,000		Gilead Sciences, Inc	4.400	12/01/21	1,168,635
700,000		Gilead Sciences, Inc	3.250	09/01/22	724,140
500,000		Gilead Sciences, Inc	2.500	09/01/23	520,982
850,000		Gilead Sciences, Inc	0.750	09/29/23	850,987
800,000		Gilead Sciences, Inc	3.700	04/01/24	861,651
575,000		Gilead Sciences, Inc	3.500	02/01/25	624,580
1,125,000		Gilead Sciences, Inc	3.650	03/01/26	1,235,910
525,000		Gilead Sciences, Inc	2.950	03/01/27	558,179
325,000		Gilead Sciences, Inc	1.200	10/01/27	311,590
2,815,000		Gilead Sciences, Inc	1.650	10/01/30	2,641,943
450,000		Gilead Sciences, Inc	4.600	09/01/35	530,000
1,300,000		Gilead Sciences, Inc	4.000	09/01/36	1,425,270
67

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$325,000	Gilead Sciences, Inc	2.600%	10/01/40	$298,649
250,000	Gilead Sciences, Inc	5.650	12/01/41	332,369
1,025,000	Gilead Sciences, Inc	4.800	04/01/44	1,232,267
950,000	Gilead Sciences, Inc	4.500	02/01/45	1,103,384
925,000	Gilead Sciences, Inc	4.750	03/01/46	1,118,058
1,525,000	Gilead Sciences, Inc	4.150	03/01/47	1,695,587
2,600,000	Gilead Sciences, Inc	2.800	10/01/50	2,310,838
1,193,000	GlaxoSmithKline Capital plc	2.850	05/08/22	1,226,228
500,000	GlaxoSmithKline Capital plc	2.875	06/01/22	512,985
1,550,000	GlaxoSmithKline Capital plc	0.534	10/01/23	1,552,093
2,900,000	GlaxoSmithKline Capital plc	3.375	06/01/29	3,151,498
900,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	941,848
950,000	GlaxoSmithKline Capital, Inc	3.625	05/15/25	1,044,604
925,000	GlaxoSmithKline Capital, Inc	3.875	05/15/28	1,046,623
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	462,434
1,243,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,820,577
850,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	1,000,148
1,500,000	Illumina, Inc	2.550	03/23/31	1,487,105
300,000	Johnson & Johnson	2.050	03/01/23	308,548
950,000	Johnson & Johnson	3.375	12/05/23	1,028,683
2,000,000	Johnson & Johnson	0.550	09/01/25	1,983,462
1,000,000	Johnson & Johnson	2.450	03/01/26	1,064,013
2,000,000	Johnson & Johnson	0.950	09/01/27	1,943,787
2,000,000	Johnson & Johnson	1.300	09/01/30	1,880,216
1,000,000	Johnson & Johnson	4.375	12/05/33	1,210,623
250,000	Johnson & Johnson	3.550	03/01/36	279,175
450,000	Johnson & Johnson	3.625	03/03/37	507,978
250,000	Johnson & Johnson	5.950	08/15/37	352,656
675,000	Johnson & Johnson	3.400	01/15/38	740,274
375,000	Johnson & Johnson	5.850	07/15/38	524,170
1,000,000	Johnson & Johnson	2.100	09/01/40	903,514
300,000	Johnson & Johnson	4.500	12/05/43	372,335
1,200,000	Johnson & Johnson	3.700	03/01/46	1,340,985
1,625,000	Johnson & Johnson	3.750	03/03/47	1,823,135
2,100,000	Johnson & Johnson	3.500	01/15/48	2,306,571
500,000	Johnson & Johnson	2.250	09/01/50	444,831
1,000,000	Johnson & Johnson	2.450	09/01/60	886,074
750,000	Merck & Co, Inc	2.350	02/10/22	763,394
200,000	Merck & Co, Inc	2.400	09/15/22	204,917
1,300,000	Merck & Co, Inc	2.800	05/18/23	1,368,457
1,450,000	Merck & Co, Inc	2.750	02/10/25	1,545,627
2,875,000	Merck & Co, Inc	0.750	02/24/26	2,837,444
3,175,000	Merck & Co, Inc	1.450	06/24/30	3,024,814
1,475,000	Merck & Co, Inc	3.900	03/07/39	1,680,705
425,000	Merck & Co, Inc	2.350	06/24/40	393,398
100,000	Merck & Co, Inc	3.600	09/15/42	108,503
925,000	Merck & Co, Inc	4.150	05/18/43	1,086,152
1,825,000	Merck & Co, Inc	3.700	02/10/45	2,009,334
1,600,000	Merck & Co, Inc	4.000	03/07/49	1,848,848
375,000	Merck & Co, Inc	2.450	06/24/50	330,723
1,175,000	Mylan NV	3.150	06/15/21	1,178,710
2,800,000	Mylan NV	3.950	06/15/26	3,084,174
750,000	Mylan NV	5.250	06/15/46	882,213
500,000	Mylan, Inc	4.550	04/15/28	564,648
68

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$700,000		Mylan, Inc	5.200%	04/15/48	$805,090
725,000		Novartis Capital Corp	2.400	09/21/22	748,249
2,300,000		Novartis Capital Corp	3.400	05/06/24	2,491,501
725,000		Novartis Capital Corp	3.000	11/20/25	782,654
3,500,000		Novartis Capital Corp	2.000	02/14/27	3,610,927
1,300,000		Novartis Capital Corp	3.100	05/17/27	1,412,956
1,000,000		Novartis Capital Corp	2.200	08/14/30	1,006,567
400,000		Novartis Capital Corp	3.700	09/21/42	444,576
1,025,000		Novartis Capital Corp	4.400	05/06/44	1,248,552
1,000,000		Novartis Capital Corp	4.000	11/20/45	1,153,188
750,000		Novartis Capital Corp	2.750	08/14/50	711,858
500,000	e	PerkinElmer, Inc	3.300	09/15/29	527,405
1,000,000		PerkinElmer, Inc	2.550	03/15/31	990,706
1,000,000		PerkinElmer, Inc	3.625	03/15/51	1,023,051
100,000		Perrigo Co plc	4.000	11/15/23	105,586
100,000		Perrigo Co plc	5.300	11/15/43	99,266
200,000		Perrigo Finance Unlimited Co	3.900	12/15/24	212,654
200,000		Perrigo Finance Unlimited Co	4.375	03/15/26	216,950
200,000		Perrigo Finance Unlimited Co	3.150	06/15/30	196,383
221,000		Perrigo Finance Unlimited Co	4.900	12/15/44	215,791
500,000		Pfizer, Inc	3.000	09/15/21	506,204
1,075,000		Pfizer, Inc	3.000	06/15/23	1,132,984
1,175,000		Pfizer, Inc	3.400	05/15/24	1,274,450
3,000,000		Pfizer, Inc	0.800	05/28/25	2,977,979
350,000		Pfizer, Inc	2.750	06/03/26	376,321
2,850,000		Pfizer, Inc	3.000	12/15/26	3,098,409
950,000		Pfizer, Inc	3.600	09/15/28	1,051,693
1,550,000		Pfizer, Inc	3.450	03/15/29	1,701,160
425,000		Pfizer, Inc	4.000	12/15/36	488,380
500,000		Pfizer, Inc	4.100	09/15/38	580,872
875,000		Pfizer, Inc	3.900	03/15/39	994,846
350,000		Pfizer, Inc	7.200	03/15/39	548,598
1,250,000		Pfizer, Inc	2.550	05/28/40	1,191,484
625,000		Pfizer, Inc	4.300	06/15/43	727,506
1,100,000		Pfizer, Inc	4.400	05/15/44	1,307,483
1,875,000		Pfizer, Inc	4.125	12/15/46	2,180,247
1,200,000		Pfizer, Inc	4.200	09/15/48	1,415,644
2,100,000		Pfizer, Inc	4.000	03/15/49	2,435,282
1,000,000		Pfizer, Inc	2.700	05/28/50	936,323
1,000,000		Regeneron Pharmaceuticals, Inc	1.750	09/15/30	924,823
500,000		Regeneron Pharmaceuticals, Inc	2.800	09/15/50	433,329
1,000,000	g	Royalty Pharma plc	0.750	09/02/23	999,007
1,000,000	g	Royalty Pharma plc	1.200	09/02/25	979,316
1,000,000	g	Royalty Pharma plc	1.750	09/02/27	971,090
375,000	g	Royalty Pharma plc	2.200	09/02/30	357,859
1,000,000	g	Royalty Pharma plc	3.300	09/02/40	964,000
1,000,000	g	Royalty Pharma plc	3.550	09/02/50	952,950
1,750,000		Sanofi	3.375	06/19/23	1,865,418
500,000		Sanofi	3.625	06/19/28	557,163
1,000,000		Takeda Pharmaceutical Co Ltd	4.400	11/26/23	1,092,977
2,100,000		Takeda Pharmaceutical Co Ltd	5.000	11/26/28	2,485,283
700,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	674,652
2,050,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	1,982,689
69

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,150,000		Takeda Pharmaceutical Co Ltd	3.175%	07/09/50	$1,098,360
1,000,000		Takeda Pharmaceutical Co Ltd	3.375	07/09/60	959,949
150,000		Thermo Fisher Scientific, Inc	3.650	12/15/25	164,870
975,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	1,043,892
2,150,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	2,329,405
1,500,000		Thermo Fisher Scientific, Inc	2.600	10/01/29	1,537,771
200,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	264,474
200,000		Thermo Fisher Scientific, Inc	4.100	08/15/47	232,109
375,000	g	Viatris, Inc	1.125	06/22/22	377,036
1,000,000	g	Viatris, Inc	1.650	06/22/25	1,003,532
400,000	g	Viatris, Inc	2.300	06/22/27	403,352
375,000	g	Viatris, Inc	2.700	06/22/30	370,306
600,000	g	Viatris, Inc	3.850	06/22/40	614,017
1,950,000	g	Viatris, Inc	4.000	06/22/50	1,987,150
1,000,000		Wyeth LLC	6.450	02/01/24	1,160,167
150,000		Wyeth LLC	6.500	02/01/34	214,772
275,000		Wyeth LLC	5.950	04/01/37	382,609
1,000,000		Zoetis, Inc	3.250	02/01/23	1,042,133
300,000		Zoetis, Inc	4.500	11/13/25	340,038
425,000		Zoetis, Inc	3.000	09/12/27	454,795
500,000		Zoetis, Inc	3.900	08/20/28	555,988
900,000		Zoetis, Inc	4.700	02/01/43	1,085,951
650,000		Zoetis, Inc	3.950	09/12/47	718,725
200,000		Zoetis, Inc	4.450	08/20/48	238,982
375,000		Zoetis, Inc	3.000	05/15/50	357,073
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			291,443,718

REAL ESTATE - 1.0%
100,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	108,410
200,000		Alexandria Real Estate Equities, Inc	4.300	01/15/26	223,304
500,000		Alexandria Real Estate Equities, Inc	3.800	04/15/26	551,743
200,000		Alexandria Real Estate Equities, Inc	4.500	07/30/29	229,945
425,000		Alexandria Real Estate Equities, Inc	2.750	12/15/29	433,555
100,000		Alexandria Real Estate Equities, Inc	4.700	07/01/30	116,571
275,000		Alexandria Real Estate Equities, Inc	3.375	08/15/31	289,981
1,500,000		Alexandria Real Estate Equities, Inc	2.000	05/18/32	1,393,460
450,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	409,141
500,000		Alexandria Real Estate Equities, Inc	4.850	04/15/49	598,486
700,000		Alexandria Real Estate Equities, Inc	4.000	02/01/50	746,814
1,000,000		Alexandria Real Estate Equities, Inc	3.000	05/18/51	910,421
100,000		American Campus Communities Operating Partnership LP	3.750	04/15/23	105,681
500,000		American Campus Communities Operating Partnership LP	3.300	07/15/26	537,257
200,000		American Campus Communities Operating Partnership LP	3.625	11/15/27	218,490
500,000		American Campus Communities Operating Partnership LP	2.850	02/01/30	500,432
500,000		American Homes 4 Rent LP	4.900	02/15/29	571,109
725,000		American Tower Corp	2.250	01/15/22	735,124
200,000		American Tower Corp	4.700	03/15/22	208,119
800,000		American Tower Corp	3.500	01/31/23	841,781
1,500,000		American Tower Corp	0.600	01/15/24	1,497,527
450,000		American Tower Corp	5.000	02/15/24	502,116
70

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$350,000		American Tower Corp	3.375%	05/15/24	$375,241
750,000		American Tower Corp	2.400	03/15/25	782,449
525,000		American Tower Corp	4.000	06/01/25	577,697
1,350,000		American Tower Corp	1.300	09/15/25	1,344,181
200,000		American Tower Corp	4.400	02/15/26	225,319
1,000,000		American Tower Corp	1.600	04/15/26	1,002,280
425,000		American Tower Corp	3.375	10/15/26	459,614
750,000		American Tower Corp	2.750	01/15/27	782,881
500,000		American Tower Corp	3.125	01/15/27	531,744
150,000		American Tower Corp	3.550	07/15/27	162,670
500,000		American Tower Corp	3.600	01/15/28	539,873
875,000		American Tower Corp	1.500	01/31/28	834,490
350,000		American Tower Corp	3.950	03/15/29	385,302
750,000		American Tower Corp	2.900	01/15/30	762,414
750,000		American Tower Corp	2.100	06/15/30	713,695
725,000		American Tower Corp	1.875	10/15/30	678,249
1,000,000		American Tower Corp	2.700	04/15/31	1,001,130
1,350,000		American Tower Corp	3.700	10/15/49	1,364,548
425,000		American Tower Corp	3.100	06/15/50	390,690
775,000		American Tower Corp	2.950	01/15/51	685,151
225,000		AvalonBay Communities, Inc	2.950	09/15/22	231,602
200,000		AvalonBay Communities, Inc	3.500	11/15/24	217,452
200,000		AvalonBay Communities, Inc	2.950	05/11/26	214,205
100,000		AvalonBay Communities, Inc	2.900	10/15/26	106,225
1,200,000		AvalonBay Communities, Inc	3.350	05/15/27	1,302,811
200,000	e	AvalonBay Communities, Inc	3.200	01/15/28	212,094
750,000		AvalonBay Communities, Inc	3.300	06/01/29	795,866
750,000		AvalonBay Communities, Inc	2.300	03/01/30	741,487
400,000		AvalonBay Communities, Inc	4.150	07/01/47	451,943
200,000		AvalonBay Communities, Inc	4.350	04/15/48	232,012
275,000		Boston Properties LP	3.850	02/01/23	288,952
425,000		Boston Properties LP	3.125	09/01/23	447,411
200,000		Boston Properties LP	3.800	02/01/24	215,296
1,500,000		Boston Properties LP	3.200	01/15/25	1,603,897
275,000		Boston Properties LP	3.650	02/01/26	300,172
700,000		Boston Properties LP	2.750	10/01/26	737,659
550,000		Boston Properties LP	4.500	12/01/28	622,908
550,000		Boston Properties LP	3.400	06/21/29	577,793
750,000		Boston Properties LP	2.900	03/15/30	756,709
1,000,000		Boston Properties LP	3.250	01/30/31	1,035,245
2,000,000		Boston Properties LP	2.550	04/01/32	1,917,356
100,000		Brandywine Operating Partnership LP	3.950	02/15/23	104,520
500,000		Brandywine Operating Partnership LP	4.100	10/01/24	539,534
100,000		Brandywine Operating Partnership LP	3.950	11/15/27	106,191
500,000		Brandywine Operating Partnership LP	4.550	10/01/29	529,794
350,000		Brixmor Operating Partnership LP	3.250	09/15/23	369,769
900,000		Brixmor Operating Partnership LP	3.650	06/15/24	968,398
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	216,390
225,000		Brixmor Operating Partnership LP	4.125	06/15/26	248,431
300,000		Brixmor Operating Partnership LP	3.900	03/15/27	327,521
100,000		Brixmor Operating Partnership LP	2.250	04/01/28	98,121
600,000		Brixmor Operating Partnership LP	4.125	05/15/29	647,733
940,000		Brixmor Operating Partnership LP	4.050	07/01/30	1,012,531
71

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Camden Property Trust	2.950%	12/15/22	$207,110
100,000	Camden Property Trust	4.100	10/15/28	112,097
325,000	Camden Property Trust	3.150	07/01/29	343,707
100,000	Camden Property Trust	2.800	05/15/30	102,582
500,000	Camden Property Trust	3.350	11/01/49	507,185
500,000	CBRE Services, Inc	4.875	03/01/26	574,379
1,000,000	CBRE Services, Inc	2.500	04/01/31	969,187
1,225,000	CC Holdings GS V LLC	3.849	04/15/23	1,304,301
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	413,947
300,000	Corporate Office Properties LP	5.000	07/01/25	337,744
1,000,000	Corporate Office Properties LP	2.250	03/15/26	1,016,171
175,000	Corporate Office Properties LP	2.750	04/15/31	169,221
1,375,000	Crown Castle International Corp	3.150	07/15/23	1,456,303
500,000	Crown Castle International Corp	3.200	09/01/24	536,933
1,000,000	Crown Castle International Corp	1.350	07/15/25	997,907
975,000	Crown Castle International Corp	4.450	02/15/26	1,098,027
250,000	Crown Castle International Corp	3.700	06/15/26	273,483
1,500,000	Crown Castle International Corp	1.050	07/15/26	1,452,340
100,000	Crown Castle International Corp	4.000	03/01/27	110,736
525,000	Crown Castle International Corp	3.650	09/01/27	572,111
775,000	Crown Castle International Corp	3.800	02/15/28	844,272
300,000	Crown Castle International Corp	4.300	02/15/29	336,274
500,000	Crown Castle International Corp	3.100	11/15/29	516,099
275,000	Crown Castle International Corp	3.300	07/01/30	287,855
1,050,000	Crown Castle International Corp	2.250	01/15/31	1,009,205
1,500,000	Crown Castle International Corp	2.100	04/01/31	1,416,263
1,000,000	Crown Castle International Corp	2.900	04/01/41	919,998
200,000	Crown Castle International Corp	4.750	05/15/47	228,456
300,000	Crown Castle International Corp	5.200	02/15/49	366,598
500,000	Crown Castle International Corp	4.000	11/15/49	519,421
200,000	Crown Castle International Corp	4.150	07/01/50	214,768
875,000	Crown Castle International Corp	3.250	01/15/51	805,414
100,000	CubeSmart LP	4.375	12/15/23	108,744
200,000	CubeSmart LP	3.125	09/01/26	212,641
100,000	CubeSmart LP	4.375	02/15/29	111,345
250,000	CubeSmart LP	3.000	02/15/30	253,906
450,000	CubeSmart LP	2.000	02/15/31	421,159
250,000	CyrusOne LP	2.900	11/15/24	264,130
750,000	CyrusOne LP	3.450	11/15/29	771,007
200,000	Digital Realty Trust LP	4.750	10/01/25	227,348
475,000	Digital Realty Trust LP	3.700	08/15/27	523,639
300,000	Digital Realty Trust LP	4.450	07/15/28	339,351
1,000,000	Digital Realty Trust LP	3.600	07/01/29	1,074,520
100,000	Duke Realty LP	3.750	12/01/24	109,335
100,000	Duke Realty LP	3.250	06/30/26	108,094
1,000,000	Duke Realty LP	3.375	12/15/27	1,092,355
100,000	Duke Realty LP	4.000	09/15/28	110,923
225,000	Duke Realty LP	2.875	11/15/29	230,902
200,000	Duke Realty LP	1.750	07/01/30	186,192
1,000,000	Duke Realty LP	1.750	02/01/31	928,870
500,000	Duke Realty LP	3.050	03/01/50	457,585
1,000,000	Equinix, Inc	2.625	11/18/24	1,053,670
1,000,000	Equinix, Inc	1.250	07/15/25	991,625
525,000	Equinix, Inc	1.000	09/15/25	515,518
72

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$650,000		Equinix, Inc	2.900%	11/18/26	$685,534
200,000		Equinix, Inc	1.800	07/15/27	196,320
800,000		Equinix, Inc	1.550	03/15/28	764,451
1,000,000		Equinix, Inc	3.200	11/18/29	1,039,645
175,000		Equinix, Inc	2.150	07/15/30	166,380
500,000		Equinix, Inc	3.000	07/15/50	440,660
1,000,000	e	Equinix, Inc	2.950	09/15/51	880,361
200,000		ERP Operating LP	4.625	12/15/21	203,714
700,000		ERP Operating LP	3.375	06/01/25	758,487
200,000		ERP Operating LP	2.850	11/01/26	213,037
1,150,000		ERP Operating LP	3.250	08/01/27	1,242,931
500,000		ERP Operating LP	3.500	03/01/28	540,200
200,000		ERP Operating LP	4.150	12/01/28	224,785
750,000		ERP Operating LP	3.000	07/01/29	780,499
300,000		ERP Operating LP	2.500	02/15/30	301,049
425,000		ERP Operating LP	4.500	07/01/44	500,573
100,000		ERP Operating LP	4.000	08/01/47	109,414
100,000		Essex Portfolio LP	3.250	05/01/23	104,650
400,000		Essex Portfolio LP	3.500	04/01/25	431,965
100,000		Essex Portfolio LP	3.375	04/15/26	108,160
200,000		Essex Portfolio LP	3.625	05/01/27	218,011
1,000,000		Essex Portfolio LP	1.700	03/01/28	962,762
900,000		Essex Portfolio LP	4.000	03/01/29	995,997
325,000		Essex Portfolio LP	3.000	01/15/30	332,972
750,000		Essex Portfolio LP	1.650	01/15/31	680,582
500,000		Essex Portfolio LP	2.650	03/15/32	491,962
300,000		Essex Portfolio LP	4.500	03/15/48	341,082
500,000		Federal Realty Investment Trust	3.950	01/15/24	542,540
300,000		Federal Realty Investment Trust	1.250	02/15/26	296,226
250,000		Federal Realty Investment Trust	3.250	07/15/27	265,479
1,300,000		Federal Realty Investment Trust	3.200	06/15/29	1,341,011
300,000		Federal Realty Investment Trust	3.500	06/01/30	314,333
200,000		Federal Realty Investment Trust	4.500	12/01/44	221,545
250,000		GLP Capital LP	3.350	09/01/24	264,175
1,300,000		GLP Capital LP	5.250	06/01/25	1,457,404
150,000		GLP Capital LP	5.375	04/15/26	168,427
750,000		GLP Capital LP	5.750	06/01/28	865,177
200,000		GLP Capital LP	5.300	01/15/29	224,190
500,000		GLP Capital LP	4.000	01/15/30	520,125
500,000		GLP Capital LP	4.000	01/15/31	516,737
100,000		Healthcare Realty Trust, Inc	3.625	01/15/28	107,471
100,000		Healthcare Realty Trust, Inc	2.400	03/15/30	97,350
175,000		Healthcare Realty Trust, Inc	2.050	03/15/31	164,112
800,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	873,913
500,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	515,979
975,000		Healthcare Trust of America Holdings LP	2.000	03/15/31	907,817
250,000		Healthpeak Properties, Inc	4.000	06/01/25	276,338
100,000		Healthpeak Properties, Inc	3.250	07/15/26	108,032
600,000		Healthpeak Properties, Inc	3.500	07/15/29	643,164
1,000,000		Healthpeak Properties, Inc	3.000	01/15/30	1,031,533
175,000		Healthpeak Properties, Inc	2.875	01/15/31	176,422
30,000		Healthpeak Properties, Inc	6.750	02/01/41	41,016
100,000		Highwoods Realty LP	3.875	03/01/27	108,231
73

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$150,000	Highwoods Realty LP	4.125%	03/15/28	$162,300
250,000	Highwoods Realty LP	4.200	04/15/29	271,491
500,000	Highwoods Realty LP	3.050	02/15/30	504,899
775,000	Highwoods Realty LP	2.600	02/01/31	756,982
600,000	Host Hotels & Resorts LP	3.750	10/15/23	634,955
700,000	Host Hotels & Resorts LP	3.875	04/01/24	741,441
200,000	Host Hotels & Resorts LP	4.000	06/15/25	212,451
100,000	Host Hotels & Resorts LP	4.500	02/01/26	108,259
500,000	Host Hotels & Resorts LP	3.375	12/15/29	496,135
850,000	Host Hotels & Resorts LP	3.500	09/15/30	853,363
100,000	Hudson Pacific Properties LP	3.950	11/01/27	107,178
100,000	Hudson Pacific Properties LP	4.650	04/01/29	111,999
750,000	Hudson Pacific Properties LP	3.250	01/15/30	754,756
250,000	Kilroy Realty LP	3.800	01/15/23	260,866
125,000	Kilroy Realty LP	3.450	12/15/24	133,639
250,000	Kilroy Realty LP	4.750	12/15/28	282,821
200,000	Kilroy Realty LP	4.250	08/15/29	219,534
750,000	Kilroy Realty LP	3.050	02/15/30	755,357
500,000	Kilroy Realty LP	2.500	11/15/32	469,566
100,000	Kimco Realty Corp	3.400	11/01/22	104,152
300,000	Kimco Realty Corp	3.125	06/01/23	314,391
200,000	Kimco Realty Corp	2.700	03/01/24	209,806
1,175,000	Kimco Realty Corp	3.300	02/01/25	1,258,946
625,000	Kimco Realty Corp	2.800	10/01/26	660,190
200,000	Kimco Realty Corp	3.800	04/01/27	219,916
500,000	Kimco Realty Corp	1.900	03/01/28	489,505
750,000	Kimco Realty Corp	2.700	10/01/30	746,356
200,000	Kimco Realty Corp	4.250	04/01/45	214,993
175,000	Kimco Realty Corp	4.125	12/01/46	185,321
100,000	Kimco Realty Corp	4.450	09/01/47	111,163
500,000	Kimco Realty Corp	3.700	10/01/49	501,303
750,000	Lexington Realty Trust	2.700	09/15/30	732,059
200,000	Life Storage LP	3.875	12/15/27	221,439
500,000	Life Storage LP	4.000	06/15/29	541,641
100,000	Life Storage LP	2.200	10/15/30	94,461
200,000	Mid-America Apartments LP	4.300	10/15/23	216,124
100,000	Mid-America Apartments LP	4.000	11/15/25	110,958
750,000	Mid-America Apartments LP	3.600	06/01/27	816,047
200,000	Mid-America Apartments LP	4.200	06/15/28	223,649
625,000	Mid-America Apartments LP	3.950	03/15/29	689,693
175,000	Mid-America Apartments LP	2.750	03/15/30	176,675
250,000	Mid-America Apartments LP	1.700	02/15/31	229,671
1,000,000	National Health Investors, Inc	3.000	02/01/31	934,691
1,550,000	National Retail Properties, Inc	3.500	10/15/27	1,668,776
300,000	National Retail Properties, Inc	2.500	04/15/30	294,170
500,000	National Retail Properties, Inc	3.100	04/15/50	451,218
1,000,000	National Retail Properties, Inc	3.500	04/15/51	982,000
248,000	Omega Healthcare Investors, Inc	4.375	08/01/23	266,371
200,000	Omega Healthcare Investors, Inc	4.500	04/01/27	217,999
825,000	Omega Healthcare Investors, Inc	4.750	01/15/28	906,143
500,000	Omega Healthcare Investors, Inc	3.625	10/01/29	510,543
500,000	Omega Healthcare Investors, Inc	3.375	02/01/31	495,934
1,000,000	Omega Healthcare Investors, Inc	3.250	04/15/33	957,996
200,000	Physicians Realty LP	4.300	03/15/27	219,647
74

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Physicians Realty LP	3.950%	01/15/28	$213,810
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	207,714
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	215,773
100,000	Prologis LP	3.250	10/01/26	109,455
500,000	Prologis LP	2.125	04/15/27	510,459
1,200,000	Prologis LP	3.875	09/15/28	1,334,344
100,000	Prologis LP	4.375	02/01/29	114,818
500,000	Prologis LP	2.250	04/15/30	494,389
1,000,000	Prologis LP	1.250	10/15/30	907,120
1,000,000	Prologis LP	1.625	03/15/31	928,482
100,000	Prologis LP	4.375	09/15/48	118,921
500,000	Prologis LP	3.000	04/15/50	479,273
500,000	Prologis LP	2.125	10/15/50	400,395
200,000	Public Storage	2.370	09/15/22	205,347
1,500,000	Public Storage	0.875	02/15/26	1,467,188
200,000	Public Storage	3.094	09/15/27	216,591
500,000	Public Storage	3.385	05/01/29	545,659
200,000	Rayonier, Inc	3.750	04/01/22	204,727
500,000	Realty Income Corp	4.650	08/01/23	542,184
200,000	Realty Income Corp	3.875	04/15/25	219,781
750,000	Realty Income Corp	0.750	03/15/26	722,712
200,000	Realty Income Corp	4.125	10/15/26	226,220
200,000	Realty Income Corp	3.000	01/15/27	212,333
1,000,000	Realty Income Corp	3.650	01/15/28	1,092,610
500,000	Realty Income Corp	3.250	06/15/29	529,269
1,500,000	Realty Income Corp	3.250	01/15/31	1,583,363
750,000	Realty Income Corp	1.800	03/15/33	688,720
300,000	Realty Income Corp	4.650	03/15/47	362,882
375,000	Regency Centers LP	3.600	02/01/27	405,899
125,000	Regency Centers LP	4.125	03/15/28	136,631
425,000	Regency Centers LP	2.950	09/15/29	432,295
500,000	Regency Centers LP	3.700	06/15/30	534,582
200,000	Regency Centers LP	4.400	02/01/47	214,103
300,000	Regency Centers LP	4.650	03/15/49	329,845
350,000	Retail Properties of America, Inc	4.750	09/15/30	370,448
300,000	Sabra Health Care LP	4.800	06/01/24	326,587
300,000	Sabra Health Care LP	5.125	08/15/26	333,555
200,000	Select Income REIT	4.150	02/01/22	204,431
500,000	Select Income REIT	4.250	05/15/24	526,149
400,000	Select Income REIT	4.500	02/01/25	420,764
2,850,000	Simon Property Group LP	2.350	01/30/22	2,882,119
200,000	Simon Property Group LP	2.625	06/15/22	204,111
1,300,000	Simon Property Group LP	2.750	06/01/23	1,354,875
500,000	Simon Property Group LP	2.000	09/13/24	517,483
450,000	Simon Property Group LP	3.375	10/01/24	483,862
800,000	Simon Property Group LP	3.500	09/01/25	866,141
625,000	Simon Property Group LP	3.300	01/15/26	669,222
350,000	Simon Property Group LP	3.250	11/30/26	376,759
200,000	Simon Property Group LP	3.375	06/15/27	216,051
300,000	Simon Property Group LP	3.375	12/01/27	322,552
1,000,000	Simon Property Group LP	1.750	02/01/28	970,368
1,750,000	Simon Property Group LP	2.450	09/13/29	1,732,410
750,000	Simon Property Group LP	2.650	07/15/30	751,778
75

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Simon Property Group LP	2.200%	02/01/31	$955,618
1,500,000		Simon Property Group LP	4.250	10/01/44	1,615,757
300,000		Simon Property Group LP	4.250	11/30/46	323,034
500,000		Simon Property Group LP	3.250	09/13/49	467,785
750,000		Simon Property Group LP	3.800	07/15/50	757,026
150,000		SITE Centers Corp	4.250	02/01/26	160,025
200,000		SITE Centers Corp	4.700	06/01/27	218,451
200,000		SL Green Operating Partnership LP	3.250	10/15/22	206,301
200,000	e	SL Green Realty Corp	4.500	12/01/22	209,372
525,000		Sovran Acquisition LP	3.500	07/01/26	570,100
300,000		Spirit Realty LP	3.200	01/15/27	313,291
1,000,000		Spirit Realty LP	2.100	03/15/28	972,263
500,000		Spirit Realty LP	4.000	07/15/29	541,580
300,000		Spirit Realty LP	3.400	01/15/30	311,129
500,000		Spirit Realty LP	3.200	02/15/31	500,502
1,000,000		Spirit Realty LP	2.700	02/15/32	950,098
500,000		STORE Capital Corp	4.625	03/15/29	556,409
500,000		STORE Capital Corp	2.750	11/18/30	489,326
100,000		Tanger Properties LP	3.125	09/01/26	102,970
250,000		Tanger Properties LP	3.875	07/15/27	262,438
200,000		UDR, Inc	3.500	07/01/27	217,671
200,000		UDR, Inc	3.500	01/15/28	214,155
600,000		UDR, Inc	3.200	01/15/30	631,560
750,000		UDR, Inc	3.000	08/15/31	762,504
750,000		UDR, Inc	2.100	08/01/32	696,844
500,000		UDR, Inc	1.900	03/15/33	450,801
1,000,000		UDR, Inc	2.100	06/15/33	921,582
300,000		UDR, Inc	3.100	11/01/34	302,123
800,000		Ventas Realty LP	3.125	06/15/23	836,509
300,000		Ventas Realty LP	3.500	04/15/24	323,322
750,000		Ventas Realty LP	2.650	01/15/25	783,430
120,000		Ventas Realty LP	4.125	01/15/26	134,473
200,000		Ventas Realty LP	3.250	10/15/26	215,647
1,000,000		Ventas Realty LP	4.000	03/01/28	1,104,593
525,000		Ventas Realty LP	4.400	01/15/29	589,179
350,000		Ventas Realty LP	3.000	01/15/30	356,908
500,000		Ventas Realty LP	4.750	11/15/30	576,392
300,000		Ventas Realty LP	4.375	02/01/45	311,550
300,000		Ventas Realty LP	4.875	04/15/49	337,279
425,000		VEREIT Operating Partnership LP	4.875	06/01/26	486,646
650,000		VEREIT Operating Partnership LP	3.950	08/15/27	713,265
1,000,000		VEREIT Operating Partnership LP	3.400	01/15/28	1,054,470
500,000		VEREIT Operating Partnership LP	2.200	06/15/28	490,652
500,000		VEREIT Operating Partnership LP	3.100	12/15/29	510,747
500,000		VEREIT Operating Partnership LP	2.850	12/15/32	484,226
200,000		Vornado Realty LP	3.500	01/15/25	210,813
100,000		Washington REIT	3.950	10/15/22	103,610
100,000		Weingarten Realty Investors	3.375	10/15/22	103,350
100,000		Weingarten Realty Investors	3.500	04/15/23	104,670
2,000,000		Welltower, Inc	3.625	03/15/24	2,157,554
1,700,000		Welltower, Inc	4.000	06/01/25	1,868,783
600,000		Welltower, Inc	4.250	04/01/26	674,056
500,000		Welltower, Inc	2.700	02/15/27	521,368
600,000		Welltower, Inc	4.250	04/15/28	668,065
76

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Welltower, Inc	4.125%	03/15/29	$552,565
425,000		Welltower, Inc	3.100	01/15/30	436,812
400,000		Welltower, Inc	2.750	01/15/31	397,842
1,000,000		Welltower, Inc	2.800	06/01/31	993,929
300,000		Welltower, Inc	4.950	09/01/48	355,752
500,000		Weyerhaeuser Co	4.000	11/15/29	556,147
500,000		Weyerhaeuser Co	4.000	04/15/30	552,694
1,075,000		Weyerhaeuser Co	7.375	03/15/32	1,509,740
200,000		WP Carey, Inc	4.600	04/01/24	219,906
347,000		WP Carey, Inc	4.000	02/01/25	377,651
1,000,000		WP Carey, Inc	3.850	07/15/29	1,075,383
750,000		WP Carey, Inc	2.400	02/01/31	717,612
1,000,000		WP Carey, Inc	2.250	04/01/33	928,505
		TOTAL REAL ESTATE			193,711,304

RETAILING - 0.7%
100,000		Advance Auto Parts, Inc	1.750	10/01/27	98,522
500,000		Advance Auto Parts, Inc	3.900	04/15/30	543,325
1,200,000		Alibaba Group Holding Ltd	2.800	06/06/23	1,251,661
1,250,000		Alibaba Group Holding Ltd	3.600	11/28/24	1,356,968
1,325,000		Alibaba Group Holding Ltd	3.400	12/06/27	1,421,481
1,250,000		Alibaba Group Holding Ltd	2.125	02/09/31	1,192,426
500,000		Alibaba Group Holding Ltd	4.500	11/28/34	567,247
750,000		Alibaba Group Holding Ltd	4.000	12/06/37	808,012
1,250,000		Alibaba Group Holding Ltd	2.700	02/09/41	1,134,724
1,500,000		Alibaba Group Holding Ltd	4.200	12/06/47	1,656,142
1,250,000		Alibaba Group Holding Ltd	3.150	02/09/51	1,162,872
750,000		Alibaba Group Holding Ltd	4.400	12/06/57	859,361
1,250,000	e	Alibaba Group Holding Ltd	3.250	02/09/61	1,156,680
200,000		Allegion US Holding Co, Inc	3.200	10/01/24	212,178
200,000		Allegion US Holding Co, Inc	3.550	10/01/27	213,866
850,000		Amazon.com, Inc	2.500	11/29/22	876,638
1,650,000		Amazon.com, Inc	2.400	02/22/23	1,710,893
1,000,000		Amazon.com, Inc	0.400	06/03/23	1,002,782
1,125,000		Amazon.com, Inc	2.800	08/22/24	1,205,269
425,000		Amazon.com, Inc	3.800	12/05/24	470,560
1,000,000		Amazon.com, Inc	0.800	06/03/25	995,982
325,000		Amazon.com, Inc	5.200	12/03/25	382,285
1,000,000		Amazon.com, Inc	1.200	06/03/27	978,294
2,700,000		Amazon.com, Inc	3.150	08/22/27	2,954,266
1,000,000		Amazon.com, Inc	1.500	06/03/30	952,881
1,800,000		Amazon.com, Inc	4.800	12/05/34	2,261,208
2,625,000		Amazon.com, Inc	3.875	08/22/37	3,007,677
775,000		Amazon.com, Inc	4.950	12/05/44	1,018,463
2,875,000		Amazon.com, Inc	4.050	08/22/47	3,364,859
1,900,000		Amazon.com, Inc	2.500	06/03/50	1,699,436
1,900,000		Amazon.com, Inc	4.250	08/22/57	2,273,098
1,000,000		Amazon.com, Inc	2.700	06/03/60	886,970
200,000		AutoNation, Inc	3.500	11/15/24	215,467
244,000		AutoNation, Inc	4.500	10/01/25	270,721
200,000		AutoNation, Inc	3.800	11/15/27	218,169
100,000		AutoNation, Inc	4.750	06/01/30	115,306
442,000		AutoZone, Inc	3.700	04/15/22	453,283
77

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		AutoZone, Inc	2.875%	01/15/23	$310,843
150,000		AutoZone, Inc	3.125	07/15/23	157,930
250,000		AutoZone, Inc	3.125	04/18/24	266,399
200,000		AutoZone, Inc	3.250	04/15/25	213,923
500,000		AutoZone, Inc	3.625	04/15/25	544,503
100,000		AutoZone, Inc	3.125	04/21/26	107,044
650,000		AutoZone, Inc	3.750	06/01/27	717,440
200,000		AutoZone, Inc	3.750	04/18/29	216,753
500,000		AutoZone, Inc	4.000	04/15/30	553,524
600,000		AutoZone, Inc	1.650	01/15/31	549,263
500,000		Best Buy Co, Inc	4.450	10/01/28	570,069
500,000		Best Buy Co, Inc	1.950	10/01/30	470,956
1,000,000		Chevron USA, Inc	0.426	08/11/23	1,002,145
750,000		Chevron USA, Inc	3.900	11/15/24	825,809
2,000,000		Chevron USA, Inc	0.687	08/12/25	1,961,626
2,000,000		Chevron USA, Inc	1.018	08/12/27	1,924,387
1,000,000		Chevron USA, Inc	3.250	10/15/29	1,077,802
875,000		Chevron USA, Inc	6.000	03/01/41	1,213,480
450,000		Chevron USA, Inc	5.250	11/15/43	582,197
175,000		Chevron USA, Inc	5.050	11/15/44	221,985
200,000		Chevron USA, Inc	4.950	08/15/47	251,455
1,000,000		Chevron USA, Inc	4.200	10/15/49	1,138,772
250,000		Chevron USA, Inc	2.343	08/12/50	207,774
375,000		Dollar General Corp	3.250	04/15/23	394,589
355,000		Dollar General Corp	4.150	11/01/25	396,739
300,000		Dollar General Corp	3.875	04/15/27	333,323
500,000		Dollar General Corp	4.125	05/01/28	560,036
500,000		Dollar General Corp	3.500	04/03/30	539,066
500,000		Dollar General Corp	4.125	04/03/50	553,851
1,500,000		Dollar Tree, Inc	3.700	05/15/23	1,592,398
500,000		Dollar Tree, Inc	4.000	05/15/25	552,053
500,000		Dollar Tree, Inc	4.200	05/15/28	560,688
375,000		eBay, Inc	2.750	01/30/23	390,494
400,000		eBay, Inc	3.450	08/01/24	431,122
1,200,000		eBay, Inc	3.600	06/05/27	1,307,115
1,200,000		eBay, Inc	2.700	03/11/30	1,212,471
200,000		eBay, Inc	4.000	07/15/42	211,988
500,000	g	Expedia Group, Inc	3.600	12/15/23	532,177
300,000		Expedia Group, Inc	4.500	08/15/24	326,930
1,200,000		Expedia Group, Inc	5.000	02/15/26	1,354,232
750,000	g	Expedia Group, Inc	4.625	08/01/27	834,558
175,000		Expedia Group, Inc	3.800	02/15/28	185,356
750,000		Expedia Group, Inc	3.250	02/15/30	754,834
1,000,000	g	Expedia Group, Inc	2.950	03/15/31	986,300
1,500,000		Genuine Parts Co	1.875	11/01/30	1,382,540
850,000		Home Depot, Inc	3.250	03/01/22	873,947
700,000		Home Depot, Inc	2.625	06/01/22	717,624
800,000		Home Depot, Inc	2.700	04/01/23	832,564
550,000		Home Depot, Inc	3.750	02/15/24	597,075
350,000		Home Depot, Inc	3.350	09/15/25	382,494
1,925,000		Home Depot, Inc	3.000	04/01/26	2,080,858
1,550,000		Home Depot, Inc	2.125	09/15/26	1,616,410
2,000,000	e	Home Depot, Inc	0.900	03/15/28	1,908,736
825,000		Home Depot, Inc	3.900	12/06/28	944,911
78

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,333,000		Home Depot, Inc	2.950%	06/15/29	$2,473,490
375,000		Home Depot, Inc	2.700	04/15/30	390,923
2,000,000		Home Depot, Inc	1.375	03/15/31	1,849,439
425,000		Home Depot, Inc	5.875	12/16/36	585,417
150,000		Home Depot, Inc	5.950	04/01/41	208,174
675,000		Home Depot, Inc	4.200	04/01/43	783,948
450,000		Home Depot, Inc	4.875	02/15/44	571,692
650,000		Home Depot, Inc	4.400	03/15/45	780,433
725,000		Home Depot, Inc	4.250	04/01/46	853,185
2,100,000		Home Depot, Inc	3.900	06/15/47	2,360,172
2,000,000		Home Depot, Inc	4.500	12/06/48	2,446,653
1,000,000		Home Depot, Inc	3.125	12/15/49	982,679
2,655,000		Home Depot, Inc	3.350	04/15/50	2,753,555
3,000,000		Home Depot, Inc	2.375	03/15/51	2,574,538
675,000		Home Depot, Inc	3.500	09/15/56	696,160
500,000		JD.com, Inc	3.375	01/14/30	515,318
500,000		JD.com, Inc	4.125	01/14/50	502,205
1,000,000		Kohl’s Corp	3.250	02/01/23	1,035,712
55,000		Kohl’s Corp	4.750	12/15/23	59,942
300,000		Kohl’s Corp	9.500	05/15/25	388,987
200,000		Kohl’s Corp	4.250	07/17/25	219,000
750,000		Kohl’s Corp	3.375	05/01/31	750,587
200,000		Kohl’s Corp	5.550	07/17/45	226,585
200,000		Lowe’s Cos, Inc	3.800	11/15/21	202,512
1,025,000		Lowe’s Cos, Inc	3.120	04/15/22	1,047,489
300,000		Lowe’s Cos, Inc	3.875	09/15/23	321,733
400,000		Lowe’s Cos, Inc	3.125	09/15/24	429,349
1,100,000		Lowe’s Cos, Inc	3.375	09/15/25	1,196,678
500,000		Lowe’s Cos, Inc	2.500	04/15/26	526,102
2,000,000		Lowe’s Cos, Inc	1.300	04/15/28	1,900,349
775,000		Lowe’s Cos, Inc	3.650	04/05/29	848,312
306,000		Lowe’s Cos, Inc	4.500	04/15/30	352,969
1,500,000		Lowe’s Cos, Inc	1.700	10/15/30	1,408,970
800,000		Lowe’s Cos, Inc	2.625	04/01/31	802,278
56,000		Lowe’s Cos, Inc	4.250	09/15/44	60,132
1,075,000		Lowe’s Cos, Inc	3.700	04/15/46	1,122,406
2,000,000		Lowe’s Cos, Inc	4.050	05/03/47	2,192,968
1,425,000		Lowe’s Cos, Inc	4.550	04/05/49	1,672,494
1,320,000	e	Lowe’s Cos, Inc	5.125	04/15/50	1,693,044
450,000		Lowe’s Cos, Inc	3.000	10/15/50	419,723
1,000,000		Lowe’s Cos, Inc	3.500	04/01/51	1,017,125
900,000		O’Reilly Automotive, Inc	3.800	09/01/22	933,233
1,000,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,093,128
300,000		O’Reilly Automotive, Inc	4.350	06/01/28	340,010
500,000		O’Reilly Automotive, Inc	3.900	06/01/29	547,909
200,000		O’Reilly Automotive, Inc	1.750	03/15/31	184,782
200,000		Priceline Group, Inc	2.750	03/15/23	208,410
300,000		Priceline Group, Inc	3.650	03/15/25	326,741
300,000		Priceline Group, Inc	3.600	06/01/26	327,990
900,000		Priceline Group, Inc	3.550	03/15/28	982,908
300,000		Ross Stores, Inc	4.600	04/15/25	336,578
500,000		Ross Stores, Inc	0.875	04/15/26	483,884
55,000		Ross Stores, Inc	4.700	04/15/27	62,597
79

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Ross Stores, Inc	1.875%	04/15/31	$469,044
350,000		Target Corp	3.500	07/01/24	382,262
200,000		Target Corp	2.250	04/15/25	209,543
1,700,000		Target Corp	2.500	04/15/26	1,803,385
1,500,000		Target Corp	3.375	04/15/29	1,639,690
600,000		Target Corp	2.350	02/15/30	608,305
5,000,000		Target Corp	2.650	09/15/30	5,178,233
300,000		TJX Cos, Inc	2.500	05/15/23	311,604
525,000		TJX Cos, Inc	2.250	09/15/26	545,474
500,000		TJX Cos, Inc	3.750	04/15/27	556,726
2,750,000		TJX Cos, Inc	1.150	05/15/28	2,609,314
500,000		TJX Cos, Inc	1.600	05/15/31	466,387
650,000		Tractor Supply Co	1.750	11/01/30	599,666
		TOTAL RETAILING			143,814,760

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
200,000		Altera Corp	4.100	11/15/23	219,336
300,000		Analog Devices, Inc	2.500	12/05/21	303,824
1,825,000		Analog Devices, Inc	3.125	12/05/23	1,942,654
250,000		Analog Devices, Inc	2.950	04/01/25	265,686
1,175,000		Analog Devices, Inc	3.500	12/05/26	1,285,741
100,000		Analog Devices, Inc	4.500	12/05/36	110,343
200,000		Analog Devices, Inc	5.300	12/15/45	248,383
1,000,000		Applied Materials, Inc	3.300	04/01/27	1,088,132
950,000		Applied Materials, Inc	1.750	06/01/30	914,693
250,000		Applied Materials, Inc	5.100	10/01/35	318,870
100,000		Applied Materials, Inc	5.850	06/15/41	138,524
1,200,000		Applied Materials, Inc	4.350	04/01/47	1,425,264
775,000		Applied Materials, Inc	2.750	06/01/50	719,187
117,000		Broadcom, Inc	3.150	11/15/25	124,702
4,399,000		Broadcom, Inc	3.459	09/15/26	4,717,745
2,000,000	e,g	Broadcom, Inc	1.950	02/15/28	1,955,043
3,706,000		Broadcom, Inc	4.110	09/15/28	4,051,586
3,000,000		Broadcom, Inc	4.750	04/15/29	3,373,137
750,000		Broadcom, Inc	5.000	04/15/30	854,787
850,000		Broadcom, Inc	4.150	11/15/30	917,456
1,500,000	g	Broadcom, Inc	2.450	02/15/31	1,415,710
1,500,000		Broadcom, Inc	4.300	11/15/32	1,633,105
1,500,000	g	Broadcom, Inc	2.600	02/15/33	1,397,304
5,883,000	g	Broadcom, Inc	3.419	04/15/33	5,899,848
2,522,000	g,h	Broadcom, Inc	3.469	04/15/34	2,530,623
850,000	g	Broadcom, Inc	3.500	02/15/41	814,082
3,000,000	g	Broadcom, Inc	3.750	02/15/51	2,868,648
1,600,000		Intel Corp	3.100	07/29/22	1,657,346
1,700,000		Intel Corp	2.700	12/15/22	1,768,439
2,050,000		Intel Corp	3.700	07/29/25	2,260,703
2,480,000		Intel Corp	2.600	05/19/26	2,630,778
1,500,000		Intel Corp	3.900	03/25/30	1,702,429
250,000		Intel Corp	4.000	12/15/32	287,969
200,000		Intel Corp	4.100	05/19/46	226,716
675,000		Intel Corp	4.100	05/11/47	762,094
3,328,000		Intel Corp	3.734	12/08/47	3,584,895
2,500,000		Intel Corp	3.250	11/15/49	2,514,281
3,175,000		Intel Corp	4.750	03/25/50	3,979,838
80

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Intel Corp	3.100%	02/15/60	$944,420
1,000,000		KLA Corp	3.300	03/01/50	960,491
200,000		Lam Research Corp	3.800	03/15/25	219,749
150,000		Lam Research Corp	3.750	03/15/26	166,259
275,000		Lam Research Corp	4.000	03/15/29	311,420
125,000		Lam Research Corp	1.900	06/15/30	121,147
825,000		Lam Research Corp	4.875	03/15/49	1,063,033
200,000		Lam Research Corp	2.875	06/15/50	190,648
1,200,000		Lam Research Corp	3.125	06/15/60	1,158,234
350,000		Marvell Technology Group Ltd	4.200	06/22/23	374,495
350,000		Marvell Technology Group Ltd	4.875	06/22/28	401,205
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	209,419
400,000		Maxim Integrated Products, Inc	3.450	06/15/27	436,988
1,000,000		Microchip Technology, Inc	4.333	06/01/23	1,072,542
750,000		Micron Technology, Inc	2.497	04/24/23	778,418
475,000		Micron Technology, Inc	4.640	02/06/24	523,054
425,000		Micron Technology, Inc	4.975	02/06/26	486,325
750,000		Micron Technology, Inc	4.185	02/15/27	832,722
400,000		Micron Technology, Inc	5.327	02/06/29	470,573
500,000		Micron Technology, Inc	4.663	02/15/30	567,968
525,000		NVIDIA Corp	2.200	09/16/21	528,829
800,000		NVIDIA Corp	3.200	09/16/26	872,679
750,000		NVIDIA Corp	2.850	04/01/30	787,650
1,000,000		NVIDIA Corp	3.500	04/01/40	1,075,677
2,067,000		NVIDIA Corp	3.500	04/01/50	2,183,176
475,000	g	NXP BV	4.875	03/01/24	527,942
300,000	g	NXP BV	2.700	05/01/25	314,629
425,000	g	NXP BV	5.350	03/01/26	496,033
750,000	g	NXP BV	3.875	06/18/26	825,512
300,000	g	NXP BV	3.150	05/01/27	318,793
400,000	g	NXP BV	5.550	12/01/28	479,209
750,000	g	NXP BV	4.300	06/18/29	838,822
675,000	g	NXP BV	3.400	05/01/30	712,768
2,800,000		QUALCOMM, Inc	3.250	05/20/27	3,057,634
1,339,000		QUALCOMM, Inc	1.300	05/20/28	1,281,784
1,000,000		QUALCOMM, Inc	2.150	05/20/30	991,429
2,384,000		QUALCOMM, Inc	1.650	05/20/32	2,199,568
750,000		QUALCOMM, Inc	4.650	05/20/35	915,244
650,000		QUALCOMM, Inc	4.800	05/20/45	816,473
1,525,000		QUALCOMM, Inc	4.300	05/20/47	1,795,298
100,000		Texas Instruments, Inc	2.625	05/15/24	105,979
325,000		Texas Instruments, Inc	1.375	03/12/25	330,671
350,000		Texas Instruments, Inc	2.900	11/03/27	378,415
1,000,000		Texas Instruments, Inc	2.250	09/04/29	1,005,561
325,000		Texas Instruments, Inc	1.750	05/04/30	312,610
350,000		Texas Instruments, Inc	3.875	03/15/39	401,666
1,200,000		Texas Instruments, Inc	4.150	05/15/48	1,427,640
475,000		Xilinx, Inc	2.950	06/01/24	504,186
1,000,000		Xilinx, Inc	2.375	06/01/30	977,318
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			100,662,206

SOFTWARE & SERVICES - 1.1%
775,000		Adobe Systems, Inc	3.250	02/01/25	838,175
81

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		Adobe, Inc	1.700%	02/01/23	$128,160
500,000		Adobe, Inc	1.900	02/01/25	516,914
1,000,000		Adobe, Inc	2.150	02/01/27	1,031,832
925,000		Adobe, Inc	2.300	02/01/30	935,456
1,000,000		Amdocs Ltd	2.538	06/15/30	983,232
250,000		Autodesk, Inc	4.375	06/15/25	279,450
450,000		Autodesk, Inc	3.500	06/15/27	492,076
750,000		Autodesk, Inc	2.850	01/15/30	769,582
700,000		Automatic Data Processing, Inc	3.375	09/15/25	770,544
900,000		Automatic Data Processing, Inc	1.250	09/01/30	824,516
900,000		Baidu, Inc	2.875	07/06/22	921,810
700,000		Baidu, Inc	3.875	09/29/23	748,107
525,000		Baidu, Inc	4.375	05/14/24	575,913
200,000		Baidu, Inc	3.075	04/07/25	210,393
1,000,000		Baidu, Inc	1.720	04/09/26	993,879
300,000		Baidu, Inc	3.625	07/06/27	325,494
500,000		Baidu, Inc	4.375	03/29/28	551,437
500,000	e	Baidu, Inc	4.875	11/14/28	574,979
300,000		Baidu, Inc	3.425	04/07/30	313,591
750,000		Baidu, Inc	2.375	10/09/30	723,116
350,000		Broadridge Financial Solutions, Inc	3.400	06/27/26	379,419
1,000,000		Broadridge Financial Solutions, Inc	2.900	12/01/29	1,024,696
150,000		CA, Inc	4.700	03/15/27	167,967
1,500,000		Citrix Systems, Inc	1.250	03/01/26	1,474,616
500,000		Citrix Systems, Inc	4.500	12/01/27	569,398
750,000		Citrix Systems, Inc	3.300	03/01/30	771,401
375,000		DXC Technology Co	4.250	04/15/24	406,316
500,000		DXC Technology Co	4.125	04/15/25	543,736
200,000		DXC Technology Co	4.750	04/15/27	223,282
125,000		Fidelity National Information Services, Inc	3.500	04/15/23	131,639
3,000,000		Fidelity National Information Services, Inc	0.600	03/01/24	2,982,626
1,500,000		Fidelity National Information Services, Inc	1.150	03/01/26	1,474,887
1,500,000		Fidelity National Information Services, Inc	1.650	03/01/28	1,466,910
825,000		Fidelity National Information Services, Inc	2.250	03/01/31	810,575
425,000		Fidelity National Information Services, Inc	3.100	03/01/41	417,474
300,000		Fidelity National Information Services, Inc	4.500	08/15/46	344,696
150,000		Fidelity National Information Services, Inc	4.750	05/15/48	179,330
1,350,000		Fiserv, Inc	3.500	10/01/22	1,400,768
125,000		Fiserv, Inc	3.800	10/01/23	134,384
2,000,000		Fiserv, Inc	2.750	07/01/24	2,113,433
1,675,000		Fiserv, Inc	3.850	06/01/25	1,839,615
900,000		Fiserv, Inc	3.200	07/01/26	971,404
1,125,000		Fiserv, Inc	3.500	07/01/29	1,213,424
675,000		Fiserv, Inc	2.650	06/01/30	679,809
2,300,000		Fiserv, Inc	4.400	07/01/49	2,654,063
1,000,000		Fortinet, Inc	1.000	03/15/26	977,702
1,000,000		Fortinet, Inc	2.200	03/15/31	967,919
125,000		Global Payments, Inc	3.750	06/01/23	132,632
500,000		Global Payments, Inc	4.000	06/01/23	535,317
575,000		Global Payments, Inc	2.650	02/15/25	604,141
2,500,000		Global Payments, Inc	1.200	03/01/26	2,461,058
300,000		Global Payments, Inc	4.800	04/01/26	343,056
500,000		Global Payments, Inc	4.450	06/01/28	573,345
475,000		Global Payments, Inc	3.200	08/15/29	500,275
82

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$325,000	Global Payments, Inc	2.900%	05/15/30	$331,772
1,250,000	Global Payments, Inc	4.150	08/15/49	1,363,964
425,000	International Business Machines Corp	2.500	01/27/22	432,880
750,000	International Business Machines Corp	1.875	08/01/22	766,641
750,000	International Business Machines Corp	2.875	11/09/22	781,492
550,000	International Business Machines Corp	3.375	08/01/23	589,662
600,000	International Business Machines Corp	3.625	02/12/24	653,948
3,000,000	International Business Machines Corp	3.000	05/15/24	3,216,741
350,000	International Business Machines Corp	3.450	02/19/26	385,018
2,500,000	International Business Machines Corp	3.300	05/15/26	2,722,995
1,000,000	International Business Machines Corp	1.700	05/15/27	999,861
2,675,000	International Business Machines Corp	3.500	05/15/29	2,910,001
900,000	International Business Machines Corp	1.950	05/15/30	871,201
1,850,000	International Business Machines Corp	4.150	05/15/39	2,095,883
19,000	International Business Machines Corp	5.600	11/30/39	25,103
450,000	International Business Machines Corp	2.850	05/15/40	433,800
1,060,000	International Business Machines Corp	4.000	06/20/42	1,192,262
1,500,000	International Business Machines Corp	4.700	02/19/46	1,828,432
2,500,000	International Business Machines Corp	4.250	05/15/49	2,877,818
975,000	International Business Machines Corp	2.950	05/15/50	906,250
350,000	Intuit, Inc	0.650	07/15/23	351,626
300,000	Intuit, Inc	0.950	07/15/25	297,671
350,000	Intuit, Inc	1.350	07/15/27	344,173
350,000	Intuit, Inc	1.650	07/15/30	331,960
1,000,000	Mastercard, Inc	3.375	04/01/24	1,086,060
1,000,000	Mastercard, Inc	2.000	03/03/25	1,043,302
425,000	Mastercard, Inc	2.950	11/21/26	458,539
750,000	Mastercard, Inc	3.500	02/26/28	828,879
1,000,000	Mastercard, Inc	2.950	06/01/29	1,072,276
625,000	Mastercard, Inc	1.900	03/15/31	614,332
200,000	Mastercard, Inc	3.800	11/21/46	220,615
300,000	Mastercard, Inc	3.950	02/26/48	339,430
1,000,000	Mastercard, Inc	3.650	06/01/49	1,091,458
1,350,000	Mastercard, Inc	3.850	03/26/50	1,529,753
850,000	Mastercard, Inc	2.950	03/15/51	837,070
1,300,000	Microsoft Corp	2.375	02/12/22	1,321,729
725,000	Microsoft Corp	2.650	11/03/22	750,629
575,000	Microsoft Corp	2.125	11/15/22	592,226
275,000	Microsoft Corp	2.375	05/01/23	285,451
1,450,000	Microsoft Corp	2.000	08/08/23	1,503,367
800,000	Microsoft Corp	3.625	12/15/23	863,985
975,000	Microsoft Corp	2.700	02/12/25	1,042,437
1,075,000	Microsoft Corp	3.125	11/03/25	1,171,697
2,925,000	Microsoft Corp	2.400	08/08/26	3,092,469
5,739,000	Microsoft Corp	3.300	02/06/27	6,334,179
150,000	Microsoft Corp	3.500	02/12/35	167,709
1,072,000	Microsoft Corp	3.450	08/08/36	1,188,064
8,038,000	Microsoft Corp	2.525	06/01/50	7,319,190
6,265,000	Microsoft Corp	2.921	03/17/52	6,171,353
7,374,000	Microsoft Corp	2.675	06/01/60	6,769,011
1,073,000	Microsoft Corp	3.041	03/17/62	1,051,970
1,600,000	Oracle Corp	2.500	05/15/22	1,631,234
2,150,000	Oracle Corp	2.500	10/15/22	2,218,728
83

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$800,000	Oracle Corp	2.625%	02/15/23	$828,433
225,000	Oracle Corp	3.625	07/15/23	239,994
2,375,000	Oracle Corp	2.400	09/15/23	2,471,019
1,225,000	Oracle Corp	3.400	07/08/24	1,316,208
900,000	Oracle Corp	2.950	11/15/24	960,171
6,500,000	Oracle Corp	2.500	04/01/25	6,829,664
1,650,000	Oracle Corp	2.950	05/15/25	1,757,355
3,000,000	Oracle Corp	1.650	03/25/26	3,023,688
2,884,000	Oracle Corp	2.650	07/15/26	3,026,526
1,000,000	Oracle Corp	2.800	04/01/27	1,053,142
3,000,000	Oracle Corp	2.300	03/25/28	3,037,259
1,000,000	Oracle Corp	2.950	04/01/30	1,031,146
400,000	Oracle Corp	3.250	05/15/30	419,523
3,000,000	Oracle Corp	2.875	03/25/31	3,053,800
2,497,000	Oracle Corp	4.300	07/08/34	2,809,315
650,000	Oracle Corp	3.900	05/15/35	702,531
1,225,000	Oracle Corp	3.850	07/15/36	1,302,822
4,000,000	Oracle Corp	3.800	11/15/37	4,154,391
100,000	Oracle Corp	6.500	04/15/38	137,918
470,000	Oracle Corp	6.125	07/08/39	624,472
675,000	Oracle Corp	3.600	04/01/40	677,915
325,000	Oracle Corp	5.375	07/15/40	398,613
2,000,000	Oracle Corp	3.650	03/25/41	2,023,866
500,000	Oracle Corp	4.500	07/08/44	552,027
325,000	Oracle Corp	4.125	05/15/45	340,076
2,025,000	Oracle Corp	4.000	07/15/46	2,084,721
3,100,000	Oracle Corp	4.000	11/15/47	3,201,374
7,350,000	Oracle Corp	3.600	04/01/50	7,119,077
2,000,000	Oracle Corp	3.950	03/25/51	2,061,728
500,000	Oracle Corp	4.375	05/15/55	545,828
1,500,000	Oracle Corp	3.850	04/01/60	1,471,839
2,000,000	Oracle Corp	4.100	03/25/61	2,069,682
550,000	PayPal Holdings, Inc	2.200	09/26/22	564,412
1,000,000	PayPal Holdings, Inc	1.350	06/01/23	1,017,681
1,000,000	PayPal Holdings, Inc	2.400	10/01/24	1,050,790
1,000,000	PayPal Holdings, Inc	1.650	06/01/25	1,018,403
1,000,000	PayPal Holdings, Inc	2.850	10/01/29	1,041,834
500,000	PayPal Holdings, Inc	2.300	06/01/30	495,305
1,000,000	PayPal Holdings, Inc	3.250	06/01/50	994,961
725,000	salesforce.com, Inc	3.250	04/11/23	765,868
925,000	salesforce.com, Inc	3.700	04/11/28	1,033,141
1,000,000	ServiceNow, Inc	1.400	09/01/30	903,879
450,000	Visa, Inc	2.150	09/15/22	461,568
1,025,000	Visa, Inc	2.800	12/14/22	1,064,692
3,725,000	Visa, Inc	3.150	12/14/25	4,062,859
1,175,000	Visa, Inc	0.750	08/15/27	1,128,058
700,000	Visa, Inc	2.750	09/15/27	747,136
475,000	Visa, Inc	2.050	04/15/30	474,168
1,500,000	Visa, Inc	1.100	02/15/31	1,364,896
250,000	Visa, Inc	4.150	12/14/35	295,589
1,500,000	Visa, Inc	2.700	04/15/40	1,468,998
2,325,000	Visa, Inc	4.300	12/14/45	2,804,177
1,125,000	Visa, Inc	3.650	09/15/47	1,243,571
750,000	Visa, Inc	2.000	08/15/50	606,813
84

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,475,000	VMware, Inc	2.950%	08/21/22	$1,521,089
500,000	VMware, Inc	4.500	05/15/25	557,671
725,000	VMware, Inc	3.900	08/21/27	791,567
1,000,000	VMware, Inc	4.700	05/15/30	1,152,680
1,600,000	Western Union Co	3.600	03/15/22	1,639,596
200,000	Western Union Co	4.250	06/09/23	214,453
500,000	Western Union Co	2.850	01/10/25	524,124
1,000,000	Western Union Co	1.350	03/15/26	974,721
1,000,000	Western Union Co	2.750	03/15/31	953,440
	TOTAL SOFTWARE & SERVICES			218,552,528

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
200,000	Amphenol Corp	3.200	04/01/24	213,251
250,000	Amphenol Corp	2.050	03/01/25	257,930
450,000	Amphenol Corp	4.350	06/01/29	511,192
1,000,000	Amphenol Corp	2.800	02/15/30	1,025,261
1,250,000	Apple, Inc	2.150	02/09/22	1,270,587
1,050,000	Apple, Inc	2.700	05/13/22	1,079,060
275,000	Apple, Inc	1.700	09/11/22	280,919
575,000	Apple, Inc	2.100	09/12/22	590,328
650,000	Apple, Inc	2.400	01/13/23	673,818
750,000	Apple, Inc	2.850	02/23/23	783,159
925,000	Apple, Inc	2.400	05/03/23	966,346
1,000,000	Apple, Inc	0.750	05/11/23	1,010,590
1,150,000	Apple, Inc	3.000	02/09/24	1,227,161
2,725,000	Apple, Inc	3.450	05/06/24	2,960,932
1,075,000	Apple, Inc	2.850	05/11/24	1,146,641
1,850,000	Apple, Inc	2.750	01/13/25	1,968,744
1,075,000	Apple, Inc	2.500	02/09/25	1,136,876
2,000,000	Apple, Inc	1.125	05/11/25	2,013,034
1,125,000	Apple, Inc	3.200	05/13/25	1,220,136
2,000,000	Apple, Inc	0.550	08/20/25	1,965,401
3,000,000	Apple, Inc	0.700	02/08/26	2,942,414
2,825,000	Apple, Inc	3.250	02/23/26	3,085,511
1,425,000	Apple, Inc	2.450	08/04/26	1,501,226
3,250,000	Apple, Inc	2.050	09/11/26	3,364,691
1,075,000	Apple, Inc	3.350	02/09/27	1,181,069
275,000	Apple, Inc	3.200	05/11/27	300,196
3,675,000	Apple, Inc	3.000	11/13/27	3,984,164
3,000,000	Apple, Inc	1.200	02/08/28	2,888,760
1,000,000	Apple, Inc	2.200	09/11/29	1,013,269
2,950,000	Apple, Inc	1.650	05/11/30	2,821,636
3,000,000	Apple, Inc	1.250	08/20/30	2,774,692
3,000,000	Apple, Inc	1.650	02/08/31	2,860,485
1,600,000	Apple, Inc	4.500	02/23/36	1,964,131
2,000,000	Apple, Inc	2.375	02/08/41	1,858,108
350,000	Apple, Inc	3.850	05/04/43	395,852
750,000	Apple, Inc	4.450	05/06/44	909,632
1,350,000	Apple, Inc	3.450	02/09/45	1,434,862
1,000,000	Apple, Inc	4.375	05/13/45	1,201,023
1,775,000	Apple, Inc	4.650	02/23/46	2,207,043
900,000	Apple, Inc	3.850	08/04/46	1,008,961
1,175,000	Apple, Inc	4.250	02/09/47	1,398,985
85

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$900,000		Apple, Inc	3.750%	09/12/47	$995,472
2,850,000		Apple, Inc	3.750	11/13/47	3,126,655
3,000,000		Apple, Inc	2.950	09/11/49	2,871,997
1,350,000		Apple, Inc	2.650	05/11/50	1,227,438
1,375,000		Apple, Inc	2.400	08/20/50	1,184,367
2,000,000		Apple, Inc	2.650	02/08/51	1,827,563
25,000		Apple, Inc	2.550	08/20/60	21,511
2,000,000		Apple, Inc	2.800	02/08/61	1,796,205
200,000		Arrow Electronics, Inc	3.500	04/01/22	204,686
425,000		Arrow Electronics, Inc	3.250	09/08/24	454,152
200,000		Arrow Electronics, Inc	4.000	04/01/25	215,264
425,000		Arrow Electronics, Inc	3.875	01/12/28	461,201
200,000		Avnet, Inc	3.750	12/01/21	203,499
300,000		Avnet, Inc	4.875	12/01/22	318,443
200,000		Avnet, Inc	4.625	04/15/26	220,827
828,000		Broadcom Corp	3.875	01/15/27	899,130
250,000		Broadcom Corp	3.500	01/15/28	265,429
400,000		Cisco Systems, Inc	3.000	06/15/22	413,153
500,000		Cisco Systems, Inc	2.600	02/28/23	522,852
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,201,066
400,000		Cisco Systems, Inc	3.500	06/15/25	443,034
500,000		Cisco Systems, Inc	2.950	02/28/26	542,860
3,000,000		Cisco Systems, Inc	2.500	09/20/26	3,208,577
1,000,000		Cisco Systems, Inc	5.900	02/15/39	1,413,867
1,175,000		Cisco Systems, Inc	5.500	01/15/40	1,590,076
300,000		Corning, Inc	2.900	05/15/22	306,765
200,000		Corning, Inc	4.700	03/15/37	228,972
100,000		Corning, Inc	5.750	08/15/40	127,964
200,000		Corning, Inc	4.750	03/15/42	233,744
300,000		Corning, Inc	5.350	11/15/48	383,514
500,000		Corning, Inc	3.900	11/15/49	541,503
825,000		Corning, Inc	4.375	11/15/57	901,034
200,000		Corning, Inc	5.850	11/15/68	264,540
1,000,000		Corning, Inc	5.450	11/15/79	1,243,674
4,150,000	g	Dell International LLC	5.450	06/15/23	4,535,355
875,000	g	Dell International LLC	4.000	07/15/24	949,565
2,925,000	g	Dell International LLC	6.020	06/15/26	3,462,752
1,050,000	g	Dell International LLC	4.900	10/01/26	1,191,217
2,900,000	g	Dell International LLC	5.300	10/01/29	3,392,310
1,125,000	g	Dell International LLC	8.100	07/15/36	1,647,810
1,525,000	g	Dell International LLC	8.350	07/15/46	2,320,124
800,000		Flex Ltd	4.750	06/15/25	892,452
500,000		Flex Ltd	3.750	02/01/26	536,498
600,000		Flex Ltd	4.875	06/15/29	677,019
1,000,000		Flex Ltd	4.875	05/12/30	1,132,260
1,000,000		FLIR Systems, Inc	2.500	08/01/30	979,031
500,000		Genpact Luxembourg Sarl	3.375	12/01/24	537,887
1,000,000		Genpact Luxembourg SARL	1.750	04/10/26	993,534
1,000,000		Hewlett Packard Enterprise Co	2.250	04/01/23	1,030,031
500,000		Hewlett Packard Enterprise Co	4.450	10/02/23	543,287
1,500,000		Hewlett Packard Enterprise Co	1.450	04/01/24	1,524,589
500,000		Hewlett Packard Enterprise Co	4.650	10/01/24	558,152
3,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	3,421,173
225,000		Hewlett Packard Enterprise Co	6.200	10/15/35	294,307
86

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,175,000		Hewlett Packard Enterprise Co	6.350%	10/15/45	$1,530,811
200,000		HP, Inc	4.050	09/15/22	209,895
1,000,000		HP, Inc	2.200	06/17/25	1,032,133
1,000,000		HP, Inc	3.000	06/17/27	1,056,809
1,000,000		HP, Inc	3.400	06/17/30	1,043,943
975,000		HP, Inc	6.000	09/15/41	1,228,278
1,000,000		Jabil, Inc	4.700	09/15/22	1,057,361
100,000		Jabil, Inc	3.950	01/12/28	111,150
750,000		Jabil, Inc	3.600	01/15/30	785,448
550,000		Jabil, Inc	3.000	01/15/31	545,983
1,500,000		Juniper Networks, Inc	1.200	12/10/25	1,475,530
750,000		Juniper Networks, Inc	3.750	08/15/29	809,073
1,500,000		Juniper Networks, Inc	2.000	12/10/30	1,380,333
200,000		Keysight Technologies, Inc	4.550	10/30/24	223,180
600,000		Keysight Technologies, Inc	4.600	04/06/27	686,886
500,000		Keysight Technologies, Inc	3.000	10/30/29	519,109
182,000		Motorola Solutions, Inc	4.000	09/01/24	199,333
450,000		Motorola Solutions, Inc	4.600	02/23/28	512,254
500,000		Motorola Solutions, Inc	4.600	05/23/29	567,153
600,000		Motorola Solutions, Inc	2.300	11/15/30	567,471
200,000		Motorola Solutions, Inc	5.500	09/01/44	242,482
200,000		NetApp, Inc	3.300	09/29/24	215,592
500,000		NetApp, Inc	1.875	06/22/25	510,380
500,000		NetApp, Inc	2.375	06/22/27	510,754
750,000		NetApp, Inc	2.700	06/22/30	744,614
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	254,628
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	215,480
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	109,427
1,150,000		Tyco Electronics Group S.A.	3.125	08/15/27	1,233,650
1,000,000	g	Vontier Corp	1.800	04/01/26	994,780
1,000,000	g	Vontier Corp	2.400	04/01/28	982,490
1,000,000	g	Vontier Corp	2.950	04/01/31	975,600
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			146,410,473

TELECOMMUNICATION SERVICES - 1.3%
950,000		America Movil SAB de C.V.	3.125	07/16/22	981,471
1,000,000		America Movil SAB de C.V.	3.625	04/22/29	1,069,120
1,000,000		America Movil SAB de C.V.	2.875	05/07/30	1,020,249
440,000		America Movil SAB de C.V.	6.125	03/30/40	594,208
1,625,000		America Movil SAB de C.V.	4.375	07/16/42	1,824,603
1,500,000		America Movil SAB de C.V.	4.375	04/22/49	1,727,205
625,000		AT&T, Inc	3.000	06/30/22	642,387
575,000		AT&T, Inc	2.625	12/01/22	592,816
650,000		AT&T, Inc	4.050	12/15/23	710,133
1,675,000		AT&T, Inc	4.450	04/01/24	1,837,232
10,000,000		AT&T, Inc	1.700	03/25/26	9,996,489
1,150,000		AT&T, Inc	1.650	02/01/28	1,114,087
4,375,000		AT&T, Inc	4.350	03/01/29	4,948,906
3,000,000		AT&T, Inc	2.250	02/01/32	2,853,414
14,855,000	g	AT&T, Inc	2.550	12/01/33	14,103,201
1,825,000		AT&T, Inc	4.500	05/15/35	2,058,354
3,000,000		AT&T, Inc	3.500	06/01/41	2,959,320
900,000		AT&T, Inc	4.900	06/15/42	1,050,284
87

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		AT&T, Inc	3.100%	02/01/43	$1,866,122
300,000		AT&T, Inc	4.650	06/01/44	337,915
2,000,000		AT&T, Inc	3.650	06/01/51	1,934,385
1,175,000		AT&T, Inc	3.300	02/01/52	1,058,261
11,860,000	g	AT&T, Inc	3.500	09/15/53	10,960,251
8,857,000	g	AT&T, Inc	3.550	09/15/55	8,105,098
6,844,000	g	AT&T, Inc	3.800	12/01/57	6,511,290
8,523,000	g	AT&T, Inc	3.650	09/15/59	7,790,607
1,000,000		AT&T, Inc	3.850	06/01/60	956,226
2,000,000		AT&T, Inc	3.500	02/01/61	1,814,787
1,000,000		Bell Canada	3.650	03/17/51	1,010,917
750,000		Bell Canada, Inc	4.464	04/01/48	865,917
750,000		Bell Canada, Inc	4.300	07/29/49	840,856
750,000		British Telecommunications plc	4.500	12/04/23	820,569
750,000		British Telecommunications plc	5.125	12/04/28	882,012
1,425,000		British Telecommunications plc	9.625	12/15/30	2,195,343
2,690,000		Deutsche Telekom International Finance BV	8.750	06/15/30	3,989,570
2,000,000		Orange S.A.	4.125	09/14/21	2,030,446
745,000		Orange S.A.	9.000	03/01/31	1,151,552
900,000		Orange S.A.	5.375	01/13/42	1,165,593
725,000		Orange S.A.	5.500	02/06/44	964,400
200,000		Rogers Communications, Inc	4.100	10/01/23	215,490
1,713,000		Rogers Communications, Inc	3.625	12/15/25	1,869,098
200,000		Rogers Communications, Inc	2.900	11/15/26	212,165
125,000		Rogers Communications, Inc	4.500	03/15/43	137,824
300,000		Rogers Communications, Inc	5.450	10/01/43	372,846
600,000		Rogers Communications, Inc	5.000	03/15/44	715,087
150,000		Rogers Communications, Inc	4.300	02/15/48	163,165
1,500,000		Rogers Communications, Inc	4.350	05/01/49	1,635,765
1,300,000		Rogers Communications, Inc	3.700	11/15/49	1,290,810
225,000		Telefonica Emisiones SAU	4.570	04/27/23	242,526
1,500,000		Telefonica Emisiones SAU	4.103	03/08/27	1,677,217
625,000		Telefonica Emisiones SAU	7.045	06/20/36	866,146
1,200,000		Telefonica Emisiones SAU	4.665	03/06/38	1,355,319
2,125,000		Telefonica Emisiones SAU	5.213	03/08/47	2,484,722
1,175,000		Telefonica Emisiones SAU	4.895	03/06/48	1,333,114
900,000		Telefonica Emisiones SAU	5.520	03/01/49	1,099,618
567,000		Telefonica Europe BV	8.250	09/15/30	803,336
325,000		TELUS Corp	2.800	02/16/27	345,616
300,000		TELUS Corp	3.700	09/15/27	332,921
500,000		TELUS Corp	4.600	11/16/48	576,631
750,000		TELUS Corp	4.300	06/15/49	836,399
1,500,000	g	T-Mobile USA, Inc	3.500	04/15/25	1,618,320
4,000,000	g	T-Mobile USA, Inc	1.500	02/15/26	3,960,960
1,500,000	g	T-Mobile USA, Inc	3.750	04/15/27	1,639,740
3,500,000	g	T-Mobile USA, Inc	2.050	02/15/28	3,431,820
825,000	g	T-Mobile USA, Inc	3.875	04/15/30	895,422
1,500,000	g	T-Mobile USA, Inc	2.550	02/15/31	1,469,535
1,500,000	g	T-Mobile USA, Inc	2.250	11/15/31	1,424,137
650,000	g	T-Mobile USA, Inc	4.375	04/15/40	722,189
1,350,000	g	T-Mobile USA, Inc	3.000	02/15/41	1,253,002
3,875,000	g	T-Mobile USA, Inc	4.500	04/15/50	4,351,199
2,500,000	g	T-Mobile USA, Inc	3.300	02/15/51	2,336,425
1,000,000	g	T-Mobile USA, Inc	3.600	11/15/60	960,360
88

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,000,000	e	Verizon Communications, Inc	0.750%	03/22/24	$5,005,488
2,500,000		Verizon Communications, Inc	0.850	11/20/25	2,446,561
5,000,000		Verizon Communications, Inc	1.450	03/20/26	5,000,405
700,000		Verizon Communications, Inc	2.625	08/15/26	740,055
2,625,000		Verizon Communications, Inc	3.000	03/22/27	2,808,809
5,000,000		Verizon Communications, Inc	2.100	03/22/28	5,020,952
6,641,000		Verizon Communications, Inc	4.329	09/21/28	7,603,072
350,000		Verizon Communications, Inc	3.875	02/08/29	389,356
9,005,000		Verizon Communications, Inc	4.016	12/03/29	10,072,558
200,000		Verizon Communications, Inc	3.150	03/22/30	210,945
1,550,000		Verizon Communications, Inc	1.500	09/18/30	1,423,073
1,533,000	g	Verizon Communications, Inc	1.680	10/30/30	1,422,220
3,000,000		Verizon Communications, Inc	1.750	01/20/31	2,793,704
1,925,000		Verizon Communications, Inc	2.550	03/21/31	1,923,253
2,975,000		Verizon Communications, Inc	4.500	08/10/33	3,455,525
3,250,000		Verizon Communications, Inc	4.400	11/01/34	3,715,044
3,775,000		Verizon Communications, Inc	4.272	01/15/36	4,266,822
2,000,000		Verizon Communications, Inc	2.650	11/20/40	1,827,701
1,350,000		Verizon Communications, Inc	3.400	03/22/41	1,370,500
1,158,000		Verizon Communications, Inc	5.012	04/15/49	1,429,333
150,000		Verizon Communications, Inc	4.000	03/22/50	161,434
2,000,000		Verizon Communications, Inc	2.875	11/20/50	1,777,564
2,725,000		Verizon Communications, Inc	3.550	03/22/51	2,721,176
12,764,000	g	Verizon Communications, Inc	2.987	10/30/56	11,267,325
2,000,000		Verizon Communications, Inc	3.000	11/20/60	1,736,345
5,000,000		Verizon Communications, Inc	3.700	03/22/61	4,940,587
4,000,000		Vodafone Group plc	4.125	05/30/25	4,472,613
4,425,000		Vodafone Group plc	4.375	05/30/28	5,081,814
425,000		Vodafone Group plc	6.150	02/27/37	566,405
925,000		Vodafone Group plc	5.000	05/30/38	1,115,186
1,900,000		Vodafone Group plc	4.375	02/19/43	2,115,909
1,450,000		Vodafone Group plc	5.250	05/30/48	1,810,236
1,000,000		Vodafone Group plc	4.875	06/19/49	1,188,185
1,500,000		Vodafone Group plc	4.250	09/17/50	1,647,523
500,000		Vodafone Group plc	5.125	06/19/59	608,161
		TOTAL TELECOMMUNICATION SERVICES			254,100,359

TRANSPORTATION - 0.5%
678,032		American Airlines, Inc	3.000	10/15/28	683,456
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	305,840
150,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	154,699
1,100,000		Burlington Northern Santa Fe LLC	3.850	09/01/23	1,180,768
500,000		Burlington Northern Santa Fe LLC	3.750	04/01/24	542,364
150,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	162,547
300,000		Burlington Northern Santa Fe LLC	3.000	04/01/25	322,944
700,000		Burlington Northern Santa Fe LLC	3.650	09/01/25	769,426
660,000		Burlington Northern Santa Fe LLC	5.750	05/01/40	883,433
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	313,978
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	233,797
300,000		Burlington Northern Santa Fe LLC	4.450	03/15/43	354,127
500,000		Burlington Northern Santa Fe LLC	5.150	09/01/43	642,999
500,000		Burlington Northern Santa Fe LLC	4.900	04/01/44	628,254
600,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	709,423
89

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,275,000		Burlington Northern Santa Fe LLC	4.150%	04/01/45	$1,449,493
200,000		Burlington Northern Santa Fe LLC	4.700	09/01/45	244,424
1,150,000		Burlington Northern Santa Fe LLC	3.900	08/01/46	1,254,647
400,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	453,399
1,675,000		Burlington Northern Santa Fe LLC	4.050	06/15/48	1,877,502
1,025,000		Burlington Northern Santa Fe LLC	4.150	12/15/48	1,171,831
750,000		Burlington Northern Santa Fe LLC	3.550	02/15/50	785,169
750,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	725,416
4,000,000	h	Burlington Northern Santa Fe LLC	3.300	09/15/51	4,012,113
100,000		Canadian National Railway Co	2.850	12/15/21	101,144
300,000		Canadian National Railway Co	2.250	11/15/22	307,120
200,000		Canadian National Railway Co	2.950	11/21/24	214,231
200,000		Canadian National Railway Co	6.900	07/15/28	262,430
200,000		Canadian National Railway Co	6.250	08/01/34	279,050
250,000		Canadian National Railway Co	3.500	11/15/42	256,428
100,000		Canadian National Railway Co	4.500	11/07/43	117,754
650,000		Canadian National Railway Co	3.200	08/02/46	651,503
725,000		Canadian National Railway Co	3.650	02/03/48	790,499
325,000		Canadian National Railway Co	4.450	01/20/49	400,346
400,000		Canadian National Railway Co	2.450	05/01/50	352,510
1,800,000		Canadian Pacific Railway Co	2.900	02/01/25	1,911,693
300,000		Canadian Pacific Railway Co	4.000	06/01/28	334,114
100,000		Canadian Pacific Railway Co	2.050	03/05/30	96,608
200,000		Canadian Pacific Railway Co	7.125	10/15/31	277,100
250,000		Canadian Pacific Railway Co	5.950	05/15/37	335,486
1,275,000		Canadian Pacific Railway Co	6.125	09/15/15	1,859,566
400,000		CH Robinson Worldwide, Inc	4.200	04/15/28	449,345
17,638		Continental Airlines, Inc	5.983	04/19/22	18,004
315,430		Continental Airlines, Inc	4.150	04/11/24	329,478
130,065		Continental Airlines, Inc	4.000	10/29/24	134,313
300,000		CSX Corp	3.400	08/01/24	324,191
200,000		CSX Corp	3.350	11/01/25	217,701
1,200,000		CSX Corp	2.600	11/01/26	1,268,156
825,000		CSX Corp	4.250	03/15/29	936,971
600,000		CSX Corp	2.400	02/15/30	603,324
100,000		CSX Corp	6.000	10/01/36	135,375
200,000		CSX Corp	6.150	05/01/37	272,933
400,000		CSX Corp	5.500	04/15/41	517,727
350,000		CSX Corp	4.400	03/01/43	399,231
600,000		CSX Corp	4.100	03/15/44	661,810
800,000		CSX Corp	3.800	11/01/46	846,466
1,050,000		CSX Corp	4.300	03/01/48	1,196,854
850,000		CSX Corp	4.750	11/15/48	1,021,683
500,000		CSX Corp	4.500	03/15/49	578,259
600,000		CSX Corp	3.350	09/15/49	588,909
1,000,000		CSX Corp	3.800	04/15/50	1,061,111
200,000		CSX Corp	3.950	05/01/50	216,091
800,000		CSX Corp	2.500	05/15/51	677,094
300,000		CSX Corp	4.500	08/01/54	353,674
150,000		CSX Corp	4.250	11/01/66	170,425
300,000		CSX Corp	4.650	03/01/68	363,879
95,130		Delta Air Lines, Inc	3.625	07/30/27	101,570
291,031		Delta Air Lines, Inc	2.000	06/10/28	291,465
300,000		FedEx Corp	4.000	01/15/24	326,095
90

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	FedEx Corp	3.200%	02/01/25	$107,778
500,000	FedEx Corp	3.800	05/15/25	549,556
500,000	FedEx Corp	3.250	04/01/26	540,914
400,000	FedEx Corp	3.300	03/15/27	434,238
1,250,000	FedEx Corp	3.400	02/15/28	1,363,230
500,000	FedEx Corp	4.200	10/17/28	572,241
2,000,000	FedEx Corp	3.100	08/05/29	2,097,443
500,000	FedEx Corp	4.250	05/15/30	569,004
1,000,000	FedEx Corp	4.900	01/15/34	1,203,492
200,000	FedEx Corp	3.900	02/01/35	217,935
275,000	FedEx Corp	5.100	01/15/44	332,868
1,100,000	FedEx Corp	4.750	11/15/45	1,287,921
600,000	FedEx Corp	4.550	04/01/46	679,815
450,000	FedEx Corp	4.400	01/15/47	509,856
900,000	FedEx Corp	4.050	02/15/48	980,821
500,000	FedEx Corp	4.950	10/17/48	609,291
1,500,000	FedEx Corp	5.250	05/15/50	1,921,559
200,000	FedEx Corp	4.500	02/01/65	215,065
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	206,414
500,000	JB Hunt Transport Services, Inc	3.875	03/01/26	552,216
481,711	JetBlue Pass Through Trust	2.750	05/15/32	484,004
1,000,000	JetBlue Pass Through Trust	4.000	11/15/32	1,078,624
100,000	Kansas City Southern	3.000	05/15/23	104,267
100,000	Kansas City Southern	3.125	06/01/26	106,950
500,000	Kansas City Southern	2.875	11/15/29	511,162
100,000	Kansas City Southern	4.300	05/15/43	109,628
175,000	Kansas City Southern	4.950	08/15/45	209,684
800,000	Kansas City Southern	4.700	05/01/48	940,936
500,000	Kansas City Southern	3.500	05/01/50	500,700
500,000	Kansas City Southern	4.200	11/15/69	517,881
350,000	Kirby Corp	4.200	03/01/28	381,187
100,000	Norfolk Southern Corp	3.250	12/01/21	101,190
250,000	Norfolk Southern Corp	3.000	04/01/22	254,922
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,339,641
350,000	Norfolk Southern Corp	2.900	06/15/26	374,925
300,000	Norfolk Southern Corp	3.150	06/01/27	324,238
700,000	Norfolk Southern Corp	3.800	08/01/28	778,687
16,000	Norfolk Southern Corp	4.837	10/01/41	19,444
300,000	Norfolk Southern Corp	4.450	06/15/45	348,591
200,000	Norfolk Southern Corp	4.650	01/15/46	239,679
303,000	Norfolk Southern Corp	3.942	11/01/47	328,259
1,450,000	Norfolk Southern Corp	4.150	02/28/48	1,615,815
500,000	Norfolk Southern Corp	4.100	05/15/49	559,500
500,000	Norfolk Southern Corp	3.400	11/01/49	497,066
1,000,000	Norfolk Southern Corp	3.050	05/15/50	948,287
175,000	Norfolk Southern Corp	4.050	08/15/52	192,940
1,170,000	Norfolk Southern Corp	3.155	05/15/55	1,087,585
500,000	Ryder System, Inc	2.875	06/01/22	512,443
500,000	Ryder System, Inc	2.500	09/01/22	512,957
200,000	Ryder System, Inc	3.400	03/01/23	209,901
200,000	Ryder System, Inc	3.750	06/09/23	213,155
200,000	Ryder System, Inc	3.875	12/01/23	216,153
550,000	Ryder System, Inc	3.650	03/18/24	593,707
91

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Ryder System, Inc	2.500%	09/01/24	$523,902
300,000		Ryder System, Inc	4.625	06/01/25	338,073
500,000		Ryder System, Inc	3.350	09/01/25	539,910
500,000		Ryder System, Inc	2.900	12/01/26	531,620
200,000		Southwest Airlines Co	2.750	11/16/22	205,447
1,250,000		Southwest Airlines Co	4.750	05/04/23	1,349,619
1,250,000		Southwest Airlines Co	5.250	05/04/25	1,422,273
200,000		Southwest Airlines Co	3.000	11/15/26	210,847
1,000,000		Southwest Airlines Co	5.125	06/15/27	1,149,670
200,000		Southwest Airlines Co	3.450	11/16/27	210,937
300,000		Southwest Airlines Co	2.625	02/10/30	294,632
70,809		Spirit Airlines, Inc	4.100	04/01/28	70,699
300,000		Union Pacific Corp	2.950	03/01/22	307,238
506,000		Union Pacific Corp	4.163	07/15/22	526,038
500,000		Union Pacific Corp	2.950	01/15/23	518,007
300,000		Union Pacific Corp	3.500	06/08/23	318,495
277,000	e	Union Pacific Corp	3.646	02/15/24	296,868
300,000		Union Pacific Corp	3.150	03/01/24	320,929
200,000		Union Pacific Corp	3.750	03/15/24	215,459
200,000		Union Pacific Corp	3.250	01/15/25	214,373
500,000		Union Pacific Corp	3.750	07/15/25	549,215
200,000		Union Pacific Corp	3.250	08/15/25	216,211
300,000		Union Pacific Corp	2.750	03/01/26	317,754
500,000		Union Pacific Corp	2.150	02/05/27	513,557
1,825,000		Union Pacific Corp	3.950	09/10/28	2,044,746
700,000		Union Pacific Corp	3.700	03/01/29	770,366
100,000		Union Pacific Corp	3.375	02/01/35	106,111
100,000		Union Pacific Corp	3.600	09/15/37	106,752
500,000		Union Pacific Corp	3.550	08/15/39	531,300
200,000		Union Pacific Corp	4.050	11/15/45	217,327
200,000		Union Pacific Corp	3.350	08/15/46	200,117
300,000		Union Pacific Corp	4.000	04/15/47	326,780
1,000,000		Union Pacific Corp	3.250	02/05/50	984,747
1,070,000		Union Pacific Corp	3.799	10/01/51	1,148,715
200,000		Union Pacific Corp	3.875	02/01/55	211,710
300,000		Union Pacific Corp	3.950	08/15/59	322,983
1,925,000		Union Pacific Corp	3.839	03/20/60	2,045,884
2,950,000	g	Union Pacific Corp	2.973	09/16/62	2,626,541
300,000		Union Pacific Corp	4.375	11/15/65	344,850
200,000		Union Pacific Corp	4.100	09/15/67	214,225
500,000		Union Pacific Corp	3.750	02/05/70	511,320
165,665		Union Pacific Railroad Co	2.695	05/12/27	175,313
250,000		United Airlines 2020-, Cl B Pass Through Trust	4.875	01/15/26	259,375
500,000		United Parcel Service, Inc	2.350	05/16/22	510,612
1,675,000		United Parcel Service, Inc	2.450	10/01/22	1,727,002
500,000		United Parcel Service, Inc	2.200	09/01/24	524,554
300,000		United Parcel Service, Inc	2.800	11/15/24	320,709
125,000		United Parcel Service, Inc	2.400	11/15/26	133,031
875,000		United Parcel Service, Inc	3.050	11/15/27	956,126
500,000		United Parcel Service, Inc	3.400	03/15/29	543,507
500,000		United Parcel Service, Inc	2.500	09/01/29	509,669
750,000		United Parcel Service, Inc	4.450	04/01/30	876,601
510,000		United Parcel Service, Inc	6.200	01/15/38	716,338
450,000		United Parcel Service, Inc	3.625	10/01/42	477,041
92

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		United Parcel Service, Inc	3.400%	11/15/46	$408,537
1,550,000		United Parcel Service, Inc	3.750	11/15/47	1,669,837
300,000		United Parcel Service, Inc	4.250	03/15/49	352,647
500,000		United Parcel Service, Inc	3.400	09/01/49	522,698
1,630,000		United Parcel Service, Inc	5.300	04/01/50	2,210,451
		TOTAL TRANSPORTATION			110,407,825

UTILITIES - 2.3%
200,000		AEP Texas, Inc	2.400	10/01/22	205,379
200,000		AEP Texas, Inc	3.950	06/01/28	221,284
550,000		AEP Texas, Inc	2.100	07/01/30	529,091
200,000		AEP Texas, Inc	3.800	10/01/47	205,880
100,000		AEP Texas, Inc	4.150	05/01/49	108,831
200,000		AEP Transmission Co LLC	3.100	12/01/26	216,149
600,000		AEP Transmission Co LLC	4.000	12/01/46	658,571
500,000		AEP Transmission Co LLC	3.750	12/01/47	531,824
200,000		AEP Transmission Co LLC	4.250	09/15/48	230,016
300,000		AEP Transmission Co LLC	3.800	06/15/49	324,751
600,000	g	AES Corp	1.375	01/15/26	584,786
675,000	g	AES Corp	2.450	01/15/31	645,355
475,000		Alabama Power Co	3.550	12/01/23	512,870
575,000		Alabama Power Co	1.450	09/15/30	529,490
200,000		Alabama Power Co	3.850	12/01/42	216,413
400,000		Alabama Power Co	3.750	03/01/45	426,797
300,000		Alabama Power Co	4.300	01/02/46	339,805
350,000		Alabama Power Co	3.700	12/01/47	367,071
1,000,000		Alabama Power Co	4.300	07/15/48	1,160,391
350,000		Ameren Corp	2.500	09/15/24	367,966
2,000,000		Ameren Corp	1.750	03/15/28	1,933,150
600,000		Ameren Illinois Co	2.700	09/01/22	615,622
300,000		Ameren Illinois Co	3.800	05/15/28	331,117
750,000		Ameren Illinois Co	1.550	11/15/30	699,581
125,000		Ameren Illinois Co	4.150	03/15/46	141,411
1,150,000		Ameren Illinois Co	3.700	12/01/47	1,233,066
575,000		Ameren Illinois Co	4.500	03/15/49	692,155
300,000		American Electric Power Co, Inc	3.650	12/01/21	306,464
1,000,000		American Electric Power Co, Inc	0.750	11/01/23	999,783
1,000,000		American Electric Power Co, Inc	1.000	11/01/25	979,910
350,000		American Electric Power Co, Inc	3.200	11/13/27	377,371
700,000		American Electric Power Co, Inc	4.300	12/01/28	787,151
500,000		American Electric Power Co, Inc	2.300	03/01/30	487,791
500,000		American Water Capital Corp	3.850	03/01/24	540,124
300,000		American Water Capital Corp	3.400	03/01/25	325,555
200,000		American Water Capital Corp	2.950	09/01/27	212,991
500,000		American Water Capital Corp	3.750	09/01/28	556,129
750,000		American Water Capital Corp	3.450	06/01/29	813,872
100,000		American Water Capital Corp	2.800	05/01/30	102,844
225,000		American Water Capital Corp	4.300	12/01/42	254,857
150,000		American Water Capital Corp	4.300	09/01/45	171,888
100,000		American Water Capital Corp	4.000	12/01/46	108,909
1,175,000		American Water Capital Corp	3.750	09/01/47	1,253,113
500,000		American Water Capital Corp	4.200	09/01/48	573,973
500,000		American Water Capital Corp	4.150	06/01/49	575,262
93

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$675,000	American Water Capital Corp	3.450%	05/01/50	$682,511
200,000	Appalachian Power Co	3.300	06/01/27	215,218
1,000,000	Appalachian Power Co	2.700	04/01/31	997,333
300,000	Appalachian Power Co	4.500	03/01/49	341,348
775,000	Appalachian Power Co	3.700	05/01/50	784,264
125,000	Aqua America, Inc	3.566	05/01/29	134,534
200,000	Aqua America, Inc	4.276	05/01/49	222,000
200,000	Arizona Public Service Co	2.950	09/15/27	215,076
1,000,000	Arizona Public Service Co	2.600	08/15/29	1,024,241
350,000	Arizona Public Service Co	4.500	04/01/42	400,530
200,000	Arizona Public Service Co	4.350	11/15/45	228,961
410,000	Arizona Public Service Co	3.750	05/15/46	427,063
200,000	Arizona Public Service Co	4.200	08/15/48	224,664
200,000	Arizona Public Service Co	4.250	03/01/49	227,880
300,000	Arizona Public Service Co	3.500	12/01/49	305,839
500,000	Arizona Public Service Co	3.350	05/15/50	495,480
750,000	Arizona Public Service Co	2.650	09/15/50	650,124
900,000	Atlantic City Electric Co	4.000	10/15/28	1,004,895
425,000	Atlantic City Electric Co	2.300	03/15/31	420,000
1,000,000	Atmos Energy Corp	0.625	03/09/23	1,000,378
650,000	Atmos Energy Corp	3.000	06/15/27	693,511
500,000	Atmos Energy Corp	2.625	09/15/29	508,138
750,000	Atmos Energy Corp	1.500	01/15/31	685,090
100,000	Atmos Energy Corp	5.500	06/15/41	127,754
125,000	Atmos Energy Corp	4.150	01/15/43	137,056
600,000	Atmos Energy Corp	4.125	10/15/44	657,473
500,000	Atmos Energy Corp	4.300	10/01/48	571,547
300,000	Atmos Energy Corp	4.125	03/15/49	333,007
500,000	Atmos Energy Corp	3.375	09/15/49	496,992
500,000	Avangrid, Inc	3.150	12/01/24	537,360
300,000	Avangrid, Inc	3.200	04/15/25	321,195
625,000	Avangrid, Inc	3.800	06/01/29	687,520
150,000	Avista Corp	4.350	06/01/48	172,170
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	101,144
200,000	Baltimore Gas & Electric Co	2.400	08/15/26	209,065
150,000	Baltimore Gas & Electric Co	3.500	08/15/46	153,164
200,000	Baltimore Gas & Electric Co	3.750	08/15/47	213,926
200,000	Baltimore Gas & Electric Co	4.250	09/15/48	231,994
500,000	Baltimore Gas & Electric Co	3.200	09/15/49	485,507
775,000	Baltimore Gas & Electric Co	2.900	06/15/50	716,609
200,000	Berkshire Hathaway Energy Co	2.800	01/15/23	207,949
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	378,839
175,000	Berkshire Hathaway Energy Co	3.250	04/15/28	188,653
2,500,000	Berkshire Hathaway Energy Co	1.650	05/15/31	2,324,127
950,000	Berkshire Hathaway Energy Co	6.125	04/01/36	1,280,791
1,032,000	Berkshire Hathaway Energy Co	5.950	05/15/37	1,370,235
725,000	Berkshire Hathaway Energy Co	5.150	11/15/43	899,330
975,000	Berkshire Hathaway Energy Co	4.500	02/01/45	1,130,220
1,250,000	Berkshire Hathaway Energy Co	3.800	07/15/48	1,330,129
1,025,000	Berkshire Hathaway Energy Co	4.450	01/15/49	1,201,171
2,500,000	Berkshire Hathaway Energy Co	2.850	05/15/51	2,240,081
200,000	Black Hills Corp	4.250	11/30/23	216,934
100,000	Black Hills Corp	3.950	01/15/26	109,561
100,000	Black Hills Corp	3.150	01/15/27	106,712
94

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$550,000	Black Hills Corp	2.500%	06/15/30	$540,343
300,000	Black Hills Corp	4.350	05/01/33	334,520
200,000	Black Hills Corp	4.200	09/15/46	210,243
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	408,298
200,000	CenterPoint Energy Houston Electric LLC	2.400	09/01/26	210,109
300,000	CenterPoint Energy Houston Electric LLC	3.000	02/01/27	321,736
275,000	CenterPoint Energy Houston Electric LLC	2.350	04/01/31	275,080
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	137,967
300,000	CenterPoint Energy Houston Electric LLC	3.950	03/01/48	332,920
750,000	CenterPoint Energy Houston Electric LLC	4.250	02/01/49	870,679
150,000	CenterPoint Energy Houston Electric LLC	2.900	07/01/50	140,352
875,000	CenterPoint Energy Houston Electric LLC	3.350	04/01/51	879,828
1,000,000	CenterPoint Energy Resources Corp	0.700	03/02/23	999,686
200,000	CenterPoint Energy Resources Corp	4.000	04/01/28	219,155
575,000	CenterPoint Energy Resources Corp	1.750	10/01/30	527,908
700,000	CenterPoint Energy Resources Corp	4.100	09/01/47	733,667
300,000	CenterPoint Energy, Inc	2.500	09/01/22	308,080
213,000	CenterPoint Energy, Inc	3.850	02/01/24	230,731
500,000	CenterPoint Energy, Inc	2.500	09/01/24	524,256
450,000	CenterPoint Energy, Inc	4.250	11/01/28	504,697
750,000	CenterPoint Energy, Inc	2.950	03/01/30	769,604
500,000	CenterPoint Energy, Inc	3.700	09/01/49	494,236
3,200,000	Cheniere Corpus Christi Holdings LLC	3.700	11/15/29	3,372,668
425,000	Cleco Corporate Holdings LLC	3.743	05/01/26	461,309
300,000	Cleco Corporate Holdings LLC	3.375	09/15/29	302,612
200,000	Cleco Corporate Holdings LLC	4.973	05/01/46	220,814
790,000	CMS Energy Corp	3.450	08/15/27	868,094
1,000,000	CMS Energy Corp	3.750	12/01/50	990,000
250,000	Commonwealth Edison Co	2.550	06/15/26	264,047
1,355,000	Commonwealth Edison Co	2.950	08/15/27	1,446,327
300,000	Commonwealth Edison Co	3.700	08/15/28	334,105
500,000	Commonwealth Edison Co	2.200	03/01/30	495,758
200,000	Commonwealth Edison Co	3.800	10/01/42	215,647
300,000	Commonwealth Edison Co	4.700	01/15/44	357,059
100,000	Commonwealth Edison Co	3.700	03/01/45	106,343
250,000	Commonwealth Edison Co	3.650	06/15/46	266,526
400,000	Commonwealth Edison Co	3.750	08/15/47	431,075
1,175,000	Commonwealth Edison Co	4.000	03/01/48	1,313,782
1,300,000	Commonwealth Edison Co	4.000	03/01/49	1,458,183
500,000	Commonwealth Edison Co	3.200	11/15/49	489,445
500,000	Commonwealth Edison Co	3.000	03/01/50	474,643
1,000,000	Commonwealth Edison Co	3.125	03/15/51	970,212
625,000	Connecticut Light & Power Co	3.200	03/15/27	678,976
400,000	Connecticut Light & Power Co	4.300	04/15/44	463,562
250,000	Connecticut Light & Power Co	4.150	06/01/45	290,585
775,000	Connecticut Light & Power Co	4.000	04/01/48	878,673
1,000,000	Connecticut Light and Power Co	0.750	12/01/25	981,663
200,000	Consolidated Edison Co of New York, Inc	3.800	05/15/28	219,723
300,000	Consolidated Edison Co of New York, Inc	4.000	12/01/28	335,953
100,000	Consolidated Edison Co of New York, Inc	3.350	04/01/30	106,954
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	222,565
550,000	Consolidated Edison Co of New York, Inc	3.950	03/01/43	594,324
1,475,000	Consolidated Edison Co of New York, Inc	4.450	03/15/44	1,702,275
95

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Consolidated Edison Co of New York, Inc	4.500%	12/01/45	$173,278
400,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	418,937
400,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	423,976
300,000		Consolidated Edison Co of New York, Inc	4.650	12/01/48	355,779
500,000		Consolidated Edison Co of New York, Inc	4.125	05/15/49	555,924
700,000		Consolidated Edison Co of New York, Inc	3.950	04/01/50	759,340
850,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	1,003,075
200,000		Consolidated Edison Co of New York, Inc	4.300	12/01/56	217,810
1,300,000		Consolidated Edison Co of New York, Inc	4.000	11/15/57	1,358,330
400,000		Consolidated Edison Co of New York, Inc	4.500	05/15/58	458,979
1,000,000		Consolidated Edison Co of New York, Inc	3.700	11/15/59	986,376
1,000,000		Consolidated Edison Co of New York, Inc	3.000	12/01/60	870,516
1,000,000		Consolidated Edison, Inc	0.650	12/01/23	998,258
1,300,000		Consumers Energy Co	0.350	06/01/23	1,297,850
200,000		Consumers Energy Co	3.375	08/15/23	212,047
250,000		Consumers Energy Co	3.800	11/15/28	278,215
600,000		Consumers Energy Co	3.950	07/15/47	674,549
600,000		Consumers Energy Co	4.050	05/15/48	689,120
350,000		Consumers Energy Co	4.350	04/15/49	418,781
500,000		Consumers Energy Co	3.750	02/15/50	551,544
500,000		Consumers Energy Co	3.100	08/15/50	491,897
150,000		Consumers Energy Co	3.500	08/01/51	157,882
1,000,000		Consumers Energy Co	2.500	05/01/60	830,348
300,000		Dayton Power & Light Co	3.950	06/15/49	310,049
200,000		Delmarva Power & Light Co	4.150	05/15/45	221,427
200,000		Dominion Energy Gas Holdings LLC	3.550	11/01/23	212,775
250,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	262,842
200,000		Dominion Energy Gas Holdings LLC	3.600	12/15/24	217,297
750,000		Dominion Energy Gas Holdings LLC	3.000	11/15/29	777,996
200,000		Dominion Energy Gas Holdings LLC	4.800	11/01/43	228,420
200,000		Dominion Energy Gas Holdings LLC	4.600	12/15/44	223,392
1,550,000		Dominion Energy Gas Holdings LLC	3.900	11/15/49	1,581,924
300,000		Dominion Energy, Inc	3.300	03/15/25	322,001
1,750,000		Dominion Energy, Inc	3.900	10/01/25	1,924,901
1,000,000	h	Dominion Energy, Inc	1.450	04/15/26	995,998
775,000		Dominion Energy, Inc	3.600	03/15/27	855,402
500,000		Dominion Energy, Inc	4.250	06/01/28	565,596
303,000		Dominion Energy, Inc	3.375	04/01/30	322,610
475,000	h	Dominion Energy, Inc	3.300	04/15/41	467,583
200,000		Dominion Energy, Inc	4.700	12/01/44	235,221
500,000		Dominion Energy, Inc	4.600	03/15/49	592,969
225,000		Dominion Energy, Inc (Step Bond)	3.071	08/15/24	239,619
200,000		DTE Electric Co	3.650	03/15/24	214,723
500,000		DTE Electric Co	1.900	04/01/28	498,707
200,000		DTE Electric Co	4.000	04/01/43	221,242
100,000		DTE Electric Co	3.700	06/01/46	106,159
500,000		DTE Electric Co	3.750	08/15/47	538,664
1,000,000		DTE Electric Co	4.050	05/15/48	1,132,852
525,000		DTE Electric Co	3.950	03/01/49	586,818
1,000,000		DTE Electric Co	2.950	03/01/50	948,575
400,000		DTE Electric Co	3.250	04/01/51	398,845
350,000		DTE Energy Co	2.600	06/15/22	358,268
200,000		DTE Energy Co	3.300	06/15/22	205,622
1,500,000		DTE Energy Co	0.550	11/01/22	1,500,240
96

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,875,000	DTE Energy Co	3.700%	08/01/23	$1,997,462
200,000	DTE Energy Co	3.850	12/01/23	215,020
200,000	DTE Energy Co	3.500	06/01/24	213,962
1,000,000	DTE Energy Co	1.050	06/01/25	986,961
350,000	DTE Energy Co	3.400	06/15/29	371,347
500,000	DTE Energy Co	2.950	03/01/30	508,608
300,000	Duke Energy Carolinas LLC	3.350	05/15/22	310,106
200,000	Duke Energy Carolinas LLC	2.500	03/15/23	207,560
2,000,000	Duke Energy Carolinas LLC	3.050	03/15/23	2,103,126
200,000	Duke Energy Carolinas LLC	2.950	12/01/26	215,353
500,000	Duke Energy Carolinas LLC	3.950	11/15/28	562,630
500,000	Duke Energy Carolinas LLC	2.450	08/15/29	505,906
1,500,000	Duke Energy Carolinas LLC	2.550	04/15/31	1,509,810
125,000	Duke Energy Carolinas LLC	5.300	02/15/40	160,609
300,000	Duke Energy Carolinas LLC	3.750	06/01/45	320,845
200,000	Duke Energy Carolinas LLC	3.875	03/15/46	215,861
1,750,000	Duke Energy Carolinas LLC	3.700	12/01/47	1,858,972
1,500,000	Duke Energy Carolinas LLC	3.950	03/15/48	1,645,431
1,000,000	Duke Energy Carolinas LLC	3.200	08/15/49	980,660
1,500,000	Duke Energy Carolinas LLC	3.450	04/15/51	1,532,062
300,000	Duke Energy Corp	3.050	08/15/22	308,592
300,000	Duke Energy Corp	3.950	10/15/23	322,596
1,000,000	Duke Energy Corp	0.900	09/15/25	978,309
2,700,000	Duke Energy Corp	2.650	09/01/26	2,825,100
350,000	Duke Energy Corp	3.150	08/15/27	372,840
1,000,000	Duke Energy Corp	2.450	06/01/30	986,761
300,000	Duke Energy Corp	4.800	12/15/45	344,829
3,475,000	Duke Energy Corp	3.750	09/01/46	3,494,725
500,000	Duke Energy Corp	4.200	06/15/49	530,018
1,200,000	Duke Energy Florida LLC	3.100	08/15/21	1,203,662
1,200,000	Duke Energy Florida LLC	3.200	01/15/27	1,297,294
375,000	Duke Energy Florida LLC	6.400	06/15/38	532,723
500,000	Duke Energy Florida LLC	3.400	10/01/46	508,684
300,000	Duke Energy Florida LLC	4.200	07/15/48	343,520
300,000	Duke Energy Indiana LLC	3.750	05/15/46	313,609
500,000	Duke Energy Indiana LLC	3.250	10/01/49	493,434
275,000	Duke Energy Indiana LLC	2.750	04/01/50	246,613
200,000	Duke Energy Ohio, Inc	3.650	02/01/29	217,490
25,000	Duke Energy Ohio, Inc	2.125	06/01/30	24,320
200,000	Duke Energy Ohio, Inc	3.700	06/15/46	208,697
200,000	Duke Energy Ohio, Inc	4.300	02/01/49	227,938
350,000	Duke Energy Progress LLC	3.000	09/15/21	351,830
150,000	Duke Energy Progress LLC	2.800	05/15/22	153,116
300,000	Duke Energy Progress LLC	3.375	09/01/23	319,234
300,000	Duke Energy Progress LLC	3.250	08/15/25	324,087
300,000	Duke Energy Progress LLC	3.700	09/01/28	332,262
5,357,000	Duke Energy Progress LLC	3.450	03/15/29	5,823,038
400,000	Duke Energy Progress LLC	4.375	03/30/44	463,270
500,000	Duke Energy Progress LLC	4.150	12/01/44	565,531
300,000	Duke Energy Progress LLC	4.200	08/15/45	339,195
500,000	Duke Energy Progress LLC	3.700	10/15/46	526,221
200,000	Duke Energy Progress LLC	3.600	09/15/47	208,595
600,000	Duke Energy Progress LLC	2.500	08/15/50	511,309
97

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Edison International	2.400%	09/15/22	$203,953
300,000	Edison International	3.125	11/15/22	310,041
800,000	Edison International	3.550	11/15/24	859,591
750,000	Edison International	5.750	06/15/27	874,914
300,000	Edison International	4.125	03/15/28	321,913
200,000	El Paso Electric Co	5.000	12/01/44	224,921
300,000	Emera US Finance LP	2.700	06/15/21	300,785
1,075,000	Emera US Finance LP	3.550	06/15/26	1,165,688
625,000	Emera US Finance LP	4.750	06/15/46	696,713
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	53,722
675,000	Enel Chile S.A.	4.875	06/12/28	781,650
400,000	Enersis Americas S.A.	4.000	10/25/26	436,876
175,000	Entergy Arkansas LLC	3.700	06/01/24	189,925
600,000	Entergy Arkansas LLC	3.500	04/01/26	655,379
200,000	Entergy Arkansas LLC	4.200	04/01/49	224,043
425,000	Entergy Arkansas LLC	2.650	06/15/51	373,455
750,000	Entergy Arkansas LLC	3.350	06/15/52	752,348
200,000	Entergy Corp	4.000	07/15/22	207,717
1,000,000	Entergy Corp	0.900	09/15/25	976,513
1,300,000	Entergy Corp	2.950	09/01/26	1,385,872
1,000,000	Entergy Corp	1.900	06/15/28	976,657
175,000	Entergy Corp	2.800	06/15/30	176,216
625,000	Entergy Corp	2.400	06/15/31	603,856
500,000	Entergy Corp	3.750	06/15/50	501,810
200,000	Entergy Louisiana LLC	4.050	09/01/23	215,005
1,000,000	Entergy Louisiana LLC	0.620	11/17/23	1,001,324
200,000	Entergy Louisiana LLC	2.400	10/01/26	207,907
200,000	Entergy Louisiana LLC	3.120	09/01/27	216,471
1,000,000	Entergy Louisiana LLC	1.600	12/15/30	931,425
1,000,000	Entergy Louisiana LLC	2.350	06/15/32	985,098
500,000	Entergy Louisiana LLC	4.000	03/15/33	569,479
1,000,000	Entergy Louisiana LLC	3.100	06/15/41	1,002,653
300,000	Entergy Louisiana LLC	4.200	09/01/48	337,834
300,000	Entergy Louisiana LLC	4.200	04/01/50	338,572
875,000	Entergy Louisiana LLC	2.900	03/15/51	803,057
800,000	Entergy Mississippi LLC	3.850	06/01/49	839,671
475,000	Entergy Mississippi LLC	3.500	06/01/51	481,297
1,000,000	Entergy Texas, Inc	4.000	03/30/29	1,109,095
575,000	Entergy Texas, Inc	1.750	03/15/31	533,825
200,000	Entergy Texas, Inc	4.500	03/30/39	225,815
700,000	Entergy Texas, Inc	3.550	09/30/49	695,408
225,000	Essential Utilities, Inc	2.704	04/15/30	226,791
300,000	Essential Utilities, Inc	3.351	04/15/50	290,299
425,000	Evergy Kansas Central, Inc	3.450	04/15/50	429,870
150,000	Evergy Metro, Inc	2.250	06/01/30	148,133
200,000	Evergy, Inc	4.850	06/01/21	200,000
1,100,000	Evergy, Inc	2.450	09/15/24	1,151,694
750,000	Evergy, Inc	2.900	09/15/29	764,353
750,000	Eversource Energy	2.750	03/15/22	765,120
300,000	Eversource Energy	3.800	12/01/23	324,181
300,000	Eversource Energy	2.900	10/01/24	319,896
100,000	Eversource Energy	0.800	08/15/25	97,476
200,000	Eversource Energy	3.300	01/15/28	213,652
300,000	Eversource Energy	4.250	04/01/29	340,632
98

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Eversource Energy	1.650%	08/15/30	$92,744
1,000,000		Eversource Energy	2.550	03/15/31	1,000,269
1,100,000		Eversource Energy	3.450	01/15/50	1,092,745
1,122,000		Exelon Corp	2.450	04/15/21	1,122,628
1,200,000		Exelon Corp	3.497	06/01/22	1,237,714
425,000		Exelon Corp	3.400	04/15/26	459,787
500,000		Exelon Corp	4.950	06/15/35	589,082
975,000		Exelon Corp	4.450	04/15/46	1,117,680
100,000		Exelon Corp	4.700	04/15/50	119,781
150,000		Exelon Generation Co LLC	3.400	03/15/22	153,768
200,000		Exelon Generation Co LLC	4.250	06/15/22	206,778
2,500,000		Exelon Generation Co LLC	3.250	06/01/25	2,669,138
900,000		Exelon Generation Co LLC	6.250	10/01/39	1,044,650
625,000		Exelon Generation Co LLC	5.600	06/15/42	686,847
400,000		Florida Power & Light Co	2.750	06/01/23	415,111
500,000		Florida Power & Light Co	3.250	06/01/24	534,988
907,000		Florida Power & Light Co	3.125	12/01/25	978,745
100,000		Florida Power & Light Co	4.125	02/01/42	114,558
200,000		Florida Power & Light Co	4.050	06/01/42	226,314
450,000		Florida Power & Light Co	3.800	12/15/42	491,238
400,000		Florida Power & Light Co	4.050	10/01/44	452,306
500,000		Florida Power & Light Co	3.700	12/01/47	543,492
1,675,000		Florida Power & Light Co	3.950	03/01/48	1,910,543
500,000		Florida Power & Light Co	4.125	06/01/48	582,447
1,100,000		Florida Power & Light Co	3.990	03/01/49	1,265,151
400,000		Florida Power & Light Co	3.150	10/01/49	402,566
768,000		Fortis, Inc	3.055	10/04/26	817,515
225,000		Georgia Power Co	2.100	07/30/23	232,242
600,000		Georgia Power Co	2.200	09/15/24	625,964
100,000		Georgia Power Co	3.250	04/01/26	108,080
700,000		Georgia Power Co	3.250	03/30/27	751,765
700,000		Georgia Power Co	2.650	09/15/29	714,194
625,000		Georgia Power Co	4.300	03/15/42	696,297
700,000		Georgia Power Co	4.300	03/15/43	787,855
2,500,000		Georgia Power Co	3.250	03/15/51	2,386,530
200,000		Gulf Power Co	3.300	05/30/27	216,365
250,000		Iberdrola International BV	5.810	03/15/25	290,275
400,000		Iberdrola International BV	6.750	07/15/36	580,839
500,000		Indiana Michigan Power Co	3.850	05/15/28	554,025
225,000		Indiana Michigan Power Co	4.550	03/15/46	263,575
100,000		Indiana Michigan Power Co	3.750	07/01/47	104,515
300,000		Indiana Michigan Power Co	4.250	08/15/48	342,148
500,000		Interstate Power & Light Co	3.250	12/01/24	539,659
725,000		Interstate Power & Light Co	4.100	09/26/28	815,658
325,000		Interstate Power & Light Co	3.600	04/01/29	354,481
125,000		Interstate Power & Light Co	2.300	06/01/30	123,294
100,000		Interstate Power & Light Co	6.250	07/15/39	135,970
100,000		Interstate Power & Light Co	3.700	09/15/46	102,743
300,000		Interstate Power & Light Co	3.500	09/30/49	295,348
1,000,000		IPALCO Enterprises, Inc	3.700	09/01/24	1,080,162
100,000	g	IPALCO Enterprises, Inc	4.250	05/01/30	108,936
300,000		ITC Holdings Corp	2.700	11/15/22	309,635
300,000		ITC Holdings Corp	3.650	06/15/24	322,854
99

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	ITC Holdings Corp	3.250%	06/30/26	$107,830
900,000	ITC Holdings Corp	3.350	11/15/27	974,439
200,000	Kansas City Power & Light Co	3.650	08/15/25	218,800
100,000	Kansas City Power & Light Co	5.300	10/01/41	124,140
650,000	Kansas City Power & Light Co	4.200	06/15/47	723,575
100,000	Kansas City Power & Light Co	4.200	03/15/48	113,138
300,000	Kansas City Power & Light Co	4.125	04/01/49	337,628
300,000	Kentucky Utilities Co	4.375	10/01/45	339,371
400,000	Kentucky Utilities Co	3.300	06/01/50	389,219
250,000	KeySpan Corp	5.803	04/01/35	303,026
300,000	Louisville Gas & Electric Co	4.250	04/01/49	341,523
1,500,000	MidAmerican Energy Co	3.100	05/01/27	1,625,643
575,000	MidAmerican Energy Co	3.650	04/15/29	637,832
200,000	MidAmerican Energy Co	4.800	09/15/43	244,097
200,000	MidAmerican Energy Co	4.400	10/15/44	230,562
200,000	MidAmerican Energy Co	4.250	05/01/46	230,182
500,000	MidAmerican Energy Co	3.950	08/01/47	555,216
1,000,000	MidAmerican Energy Co	3.650	08/01/48	1,057,490
300,000	MidAmerican Energy Co	4.250	07/15/49	352,342
300,000	MidAmerican Energy Co	3.150	04/15/50	294,825
500,000	Mississippi Power Co	3.950	03/30/28	551,140
750,000	Mississippi Power Co	4.250	03/15/42	824,912
200,000	National Fuel Gas Co	3.750	03/01/23	209,243
300,000	National Fuel Gas Co	5.200	07/15/25	336,671
300,000	National Fuel Gas Co	5.500	01/15/26	342,853
200,000	National Fuel Gas Co	3.950	09/15/27	212,330
200,000	National Fuel Gas Co	4.750	09/01/28	220,561
1,100,000	National Fuel Gas Co	2.950	03/01/31	1,059,261
1,000,000	Nevada Power Co	3.700	05/01/29	1,103,281
500,000	Nevada Power Co	2.400	05/01/30	498,286
500,000	Nevada Power Co	3.125	08/01/50	479,996
500,000	NextEra Energy Capital Holdings, Inc	2.900	04/01/22	512,593
300,000	NextEra Energy Capital Holdings, Inc	2.800	01/15/23	311,928
2,000,000	NextEra Energy Capital Holdings, Inc	0.650	03/01/23	2,006,394
850,000	NextEra Energy Capital Holdings, Inc	3.150	04/01/24	906,092
500,000	NextEra Energy Capital Holdings, Inc	2.750	05/01/25	528,372
750,000	NextEra Energy Capital Holdings, Inc	3.250	04/01/26	810,763
1,125,000	NextEra Energy Capital Holdings, Inc	3.550	05/01/27	1,234,715
300,000	NextEra Energy Capital Holdings, Inc	3.500	04/01/29	322,078
450,000	NextEra Energy Capital Holdings, Inc	2.750	11/01/29	461,150
2,980,000	NextEra Energy Capital Holdings, Inc	2.250	06/01/30	2,915,645
1,700,000	NextEra Energy Capital Holdings, Inc	5.650	05/01/79	1,936,730
500,000	NiSource, Inc	0.950	08/15/25	490,489
1,000,000	NiSource, Inc	3.490	05/15/27	1,085,097
750,000	NiSource, Inc	2.950	09/01/29	771,991
200,000	NiSource, Inc	3.600	05/01/30	216,772
800,000	NiSource, Inc	1.700	02/15/31	740,976
77,000	NiSource, Inc	5.950	06/15/41	99,758
700,000	NiSource, Inc	5.250	02/15/43	863,481
450,000	NiSource, Inc	4.800	02/15/44	526,052
815,000	NiSource, Inc	5.650	02/01/45	1,047,143
350,000	NiSource, Inc	4.375	05/15/47	392,213
500,000	NiSource, Inc	3.950	03/30/48	525,652
150,000	Northern States Power Co	2.150	08/15/22	151,935
100

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Northern States Power Co	2.600%	05/15/23	$310,630
600,000		Northern States Power Co	2.250	04/01/31	599,258
425,000		Northern States Power Co	5.350	11/01/39	549,656
175,000		Northern States Power Co	3.600	05/15/46	184,614
1,950,000		Northern States Power Co	3.600	09/15/47	2,083,609
325,000		Northern States Power Co	2.900	03/01/50	310,453
750,000		Northern States Power Co	2.600	06/01/51	671,607
1,000,000		Northern States Power Co	3.200	04/01/52	1,002,524
1,000,000		Northwest Pipeline LLC	4.000	04/01/27	1,120,295
200,000		NorthWestern Corp	4.176	11/15/44	221,175
200,000		NSTAR Electric Co	2.375	10/15/22	204,998
1,300,000		NSTAR Electric Co	3.200	05/15/27	1,405,681
200,000		Nvent Finance Sarl	3.950	04/15/23	208,794
200,000		Nvent Finance Sarl	4.550	04/15/28	211,724
500,000		Oglethorpe Power Corp	5.050	10/01/48	588,680
750,000	g	Oglethorpe Power Corp	3.750	08/01/50	728,375
500,000		Oglethorpe Power Corp	5.250	09/01/50	580,040
600,000		Ohio Power Co	5.375	10/01/21	614,147
2,000,000		Ohio Power Co	1.625	01/15/31	1,863,711
500,000		Ohio Power Co	4.150	04/01/48	560,129
1,500,000		Ohio Power Co	4.000	06/01/49	1,674,971
200,000		Oklahoma Gas & Electric Co	3.800	08/15/28	220,439
500,000		Oklahoma Gas & Electric Co	3.300	03/15/30	535,485
100,000		Oklahoma Gas & Electric Co	3.250	04/01/30	106,021
200,000		Oklahoma Gas & Electric Co	4.150	04/01/47	220,218
200,000		Oklahoma Gas & Electric Co	3.850	08/15/47	212,873
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	154,842
500,000		Oncor Electric Delivery Co LLC	2.750	06/01/24	529,499
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	424,675
1,000,000	g	Oncor Electric Delivery Co LLC	0.550	10/01/25	969,362
750,000		Oncor Electric Delivery Co LLC	3.700	11/15/28	831,790
1,500,000		Oncor Electric Delivery Co LLC	5.750	03/15/29	1,856,376
325,000		Oncor Electric Delivery Co LLC	2.750	05/15/30	338,757
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	130,128
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	648,363
56,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	72,225
300,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	322,243
400,000		Oncor Electric Delivery Co LLC	3.800	09/30/47	430,613
200,000		Oncor Electric Delivery Co LLC	4.100	11/15/48	226,682
500,000		Oncor Electric Delivery Co LLC	3.800	06/01/49	543,605
500,000		Oncor Electric Delivery Co LLC	3.100	09/15/49	485,408
200,000		Oncor Electric Delivery Co LLC	3.700	05/15/50	214,887
164,000	g	Oncor Electric Delivery Co LLC	5.350	10/01/52	222,190
137,000		ONE Gas, Inc	3.610	02/01/24	146,050
2,000,000		ONE Gas, Inc	1.100	03/11/24	1,999,430
100,000		ONE Gas, Inc	2.000	05/15/30	94,575
100,000		ONE Gas, Inc	4.658	02/01/44	113,387
500,000		ONE Gas, Inc	4.500	11/01/48	559,541
1,575,000		ONEOK Partners LP	3.375	10/01/22	1,627,163
200,000		ONEOK Partners LP	5.000	09/15/23	217,060
700,000		ONEOK Partners LP	4.900	03/15/25	777,547
130,000		ONEOK Partners LP	6.650	10/01/36	163,046
250,000		ONEOK Partners LP	6.850	10/15/37	316,433
101

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	ONEOK Partners LP	6.125%	02/01/41	$117,155
3,000,000	Pacific Gas and Electric Co	1.750	06/16/22	3,004,553
5,000,000	Pacific Gas and Electric Co	3.150	01/01/26	5,208,027
3,000,000	Pacific Gas and Electric Co	2.100	08/01/27	2,937,224
3,000,000	Pacific Gas and Electric Co	4.550	07/01/30	3,253,801
4,000,000	Pacific Gas and Electric Co	2.500	02/01/31	3,774,007
1,000,000	Pacific Gas and Electric Co	3.250	06/01/31	995,578
750,000	Pacific Gas and Electric Co	4.500	07/01/40	760,900
1,000,000	Pacific Gas and Electric Co	3.300	08/01/40	905,119
1,500,000	Pacific Gas and Electric Co	4.200	06/01/41	1,492,527
2,200,000	Pacific Gas and Electric Co	4.950	07/01/50	2,260,928
3,300,000	Pacific Gas and Electric Co	3.500	08/01/50	2,863,626
250,000	PacifiCorp	2.950	02/01/22	253,898
500,000	PacifiCorp	3.500	06/15/29	544,556
500,000	PacifiCorp	2.700	09/15/30	512,321
850,000	PacifiCorp	6.000	01/15/39	1,143,386
300,000	PacifiCorp	4.125	01/15/49	334,085
1,300,000	PacifiCorp	4.150	02/15/50	1,469,018
250,000	PacifiCorp	3.300	03/15/51	246,439
200,000	PECO Energy Co	1.700	09/15/21	200,977
150,000	PECO Energy Co	2.375	09/15/22	153,541
200,000	PECO Energy Co	3.150	10/15/25	215,044
200,000	PECO Energy Co	4.150	10/01/44	225,563
200,000	PECO Energy Co	3.700	09/15/47	214,330
1,200,000	PECO Energy Co	3.900	03/01/48	1,327,306
125,000	PECO Energy Co	3.000	09/15/49	119,658
100,000	PECO Energy Co	2.800	06/15/50	93,135
475,000	PECO Energy Co	3.050	03/15/51	464,128
1,000,000	Piedmont Natural Gas Co, Inc	2.500	03/15/31	989,720
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	235,265
1,600,000	Piedmont Natural Gas Co, Inc	3.350	06/01/50	1,555,411
1,000,000	Pinnacle West Capital Corp	1.300	06/15/25	994,137
200,000	Potomac Electric Power Co	3.600	03/15/24	214,785
900,000	Potomac Electric Power Co	4.150	03/15/43	1,016,589
300,000	PPL Capital Funding, Inc	4.200	06/15/22	310,124
200,000	PPL Capital Funding, Inc	3.500	12/01/22	208,182
400,000	PPL Capital Funding, Inc	3.400	06/01/23	420,934
1,100,000	PPL Capital Funding, Inc	3.950	03/15/24	1,187,725
950,000	PPL Capital Funding, Inc	3.100	05/15/26	1,012,401
500,000	PPL Capital Funding, Inc	4.125	04/15/30	561,967
1,300,000	PPL Capital Funding, Inc	4.000	09/15/47	1,397,227
200,000	PPL Electric Utilities Corp	4.125	06/15/44	222,204
275,000	PPL Electric Utilities Corp	4.150	10/01/45	307,966
500,000	PPL Electric Utilities Corp	3.950	06/01/47	550,981
200,000	PPL Electric Utilities Corp	4.150	06/15/48	228,859
525,000	PPL Electric Utilities Corp	3.000	10/01/49	498,373
300,000	Progress Energy, Inc	3.150	04/01/22	305,967
500,000	PSEG Power LLC	3.000	06/15/21	501,214
1,342,000	PSEG Power LLC	3.850	06/01/23	1,430,712
150,000	Public Service Co of Colorado	2.250	09/15/22	152,868
250,000	Public Service Co of Colorado	3.700	06/15/28	276,535
1,000,000	Public Service Co of Colorado	1.900	01/15/31	963,548
1,050,000	Public Service Co of Colorado	1.875	06/15/31	1,004,426
200,000	Public Service Co of Colorado	3.800	06/15/47	215,677
102

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Public Service Co of Colorado	4.100%	06/15/48	$113,245
300,000		Public Service Co of Colorado	4.050	09/15/49	342,764
400,000		Public Service Co of Colorado	3.200	03/01/50	400,843
350,000		Public Service Co of Colorado	2.700	01/15/51	316,647
100,000		Public Service Co of New Hampshire	3.600	07/01/49	105,015
300,000		Public Service Electric & Gas Co	3.250	09/01/23	318,404
300,000		Public Service Electric & Gas Co	2.250	09/15/26	313,798
450,000		Public Service Electric & Gas Co	3.000	05/15/27	483,011
250,000		Public Service Electric & Gas Co	3.700	05/01/28	275,450
500,000		Public Service Electric & Gas Co	3.200	05/15/29	535,295
500,000		Public Service Electric & Gas Co	2.450	01/15/30	504,805
200,000		Public Service Electric & Gas Co	3.800	01/01/43	219,239
600,000		Public Service Electric & Gas Co	3.800	03/01/46	663,694
200,000		Public Service Electric & Gas Co	3.600	12/01/47	213,234
250,000		Public Service Electric & Gas Co	4.050	05/01/48	284,820
500,000		Public Service Electric & Gas Co	3.850	05/01/49	553,690
575,000		Public Service Electric & Gas Co	3.200	08/01/49	572,453
500,000		Public Service Electric & Gas Co	3.150	01/01/50	497,821
175,000		Public Service Electric & Gas Co	2.700	05/01/50	161,152
425,000		Public Service Electric & Gas Co	2.050	08/01/50	341,916
1,000,000		Public Service Electric and Gas Co	0.950	03/15/26	986,295
2,000,000		Public Service Electric and Gas Co	3.000	03/01/51	1,924,864
400,000		Public Service Enterprise Group, Inc	0.800	08/15/25	389,092
400,000		Public Service Enterprise Group, Inc	1.600	08/15/30	368,382
1,585,000		Puget Energy, Inc	3.650	05/15/25	1,713,318
1,000,000		Puget Energy, Inc	4.100	06/15/30	1,083,716
250,000		Puget Sound Energy, Inc	5.757	10/01/39	331,814
200,000		Puget Sound Energy, Inc	4.300	05/20/45	227,261
725,000		Puget Sound Energy, Inc	4.223	06/15/48	812,395
275,000		Puget Sound Energy, Inc	3.250	09/15/49	264,497
150,000		San Diego Gas & Electric Co	3.000	08/15/21	151,486
400,000		San Diego Gas & Electric Co	3.600	09/01/23	426,545
800,000		San Diego Gas & Electric Co	2.500	05/15/26	835,354
500,000		San Diego Gas & Electric Co	1.700	10/01/30	469,753
300,000		San Diego Gas & Electric Co	3.750	06/01/47	318,687
300,000		San Diego Gas & Electric Co	4.150	05/15/48	338,181
750,000		San Diego Gas & Electric Co	4.100	06/15/49	842,880
150,000		Sempra Energy	2.875	10/01/22	154,171
500,000		Sempra Energy	2.900	02/01/23	520,157
500,000		Sempra Energy	4.050	12/01/23	538,088
200,000		Sempra Energy	3.750	11/15/25	219,474
1,525,000		Sempra Energy	3.250	06/15/27	1,631,458
675,000		Sempra Energy	3.400	02/01/28	723,895
825,000		Sempra Energy	3.800	02/01/38	886,771
125,000		Sempra Energy	6.000	10/15/39	165,783
850,000		Sempra Energy	4.000	02/01/48	895,253
869,000		Sierra Pacific Power Co	2.600	05/01/26	916,487
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	63,144
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	162,533
800,000		South Carolina Electric & Gas Co	4.600	06/15/43	951,494
500,000		Southern California Edison Co	2.400	02/01/22	506,581
100,000		Southern California Edison Co	3.400	06/01/23	105,853
1,000,000	h	Southern California Edison Co	1.100	04/01/24	999,986
103

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Southern California Edison Co	3.700%	08/01/25	$546,073
1,000,000	Southern California Edison Co	1.200	02/01/26	985,501
750,000	Southern California Edison Co	3.650	03/01/28	817,319
500,000	Southern California Edison Co	4.200	03/01/29	555,812
600,000	Southern California Edison Co	2.850	08/01/29	608,959
1,750,000	Southern California Edison Co	2.250	06/01/30	1,694,174
185,000	Southern California Edison Co	6.050	03/15/39	240,730
300,000	Southern California Edison Co	4.500	09/01/40	335,423
825,000	Southern California Edison Co	4.650	10/01/43	935,613
450,000	Southern California Edison Co	3.600	02/01/45	442,024
1,937,000	Southern California Edison Co	4.000	04/01/47	1,995,329
1,675,000	Southern California Edison Co	4.125	03/01/48	1,755,114
500,000	Southern California Edison Co	4.875	03/01/49	580,414
925,000	Southern California Edison Co	3.650	02/01/50	915,039
1,500,000	Southern California Edison Co	2.950	02/01/51	1,316,881
200,000	Southern California Gas Co	3.200	06/15/25	215,711
200,000	Southern California Gas Co	2.600	06/15/26	210,808
500,000	Southern California Gas Co	2.550	02/01/30	501,996
150,000	Southern California Gas Co	3.750	09/15/42	161,405
500,000	Southern California Gas Co	4.125	06/01/48	566,551
300,000	Southern California Gas Co	4.300	01/15/49	354,384
500,000	Southern California Gas Co	3.950	02/15/50	552,936
425,000	Southern Co	2.950	07/01/23	445,101
2,325,000	Southern Co	3.250	07/01/26	2,488,626
1,500,000	Southern Co	1.750	03/15/28	1,458,805
2,500,000	Southern Co	3.700	04/30/30	2,701,271
400,000	Southern Co	4.250	07/01/36	449,509
2,300,000	Southern Co	4.400	07/01/46	2,561,241
1,000,000	Southern Co	4.000	01/15/51	1,055,250
200,000	Southern Co Gas Capital Corp	2.450	10/01/23	208,179
400,000	Southern Co Gas Capital Corp	3.250	06/15/26	431,691
500,000	Southern Co Gas Capital Corp	1.750	01/15/31	459,983
275,000	Southern Co Gas Capital Corp	4.400	06/01/43	297,839
100,000	Southern Co Gas Capital Corp	3.950	10/01/46	103,487
900,000	Southern Co Gas Capital Corp	4.400	05/30/47	995,342
550,000	Southern Natural Gas Co	4.400	06/15/21	551,493
200,000	Southern Power Co	4.150	12/01/25	222,729
950,000	Southern Power Co	0.900	01/15/26	923,181
300,000	Southern Power Co	4.950	12/15/46	331,760
150,000	Southwest Gas Corp	3.700	04/01/28	162,409
100,000	Southwest Gas Corp	2.200	06/15/30	97,003
100,000	Southwest Gas Corp	3.800	09/29/46	102,753
500,000	Southwest Gas Corp	4.150	06/01/49	533,662
1,000,000	Southwestern Electric Power Co	1.650	03/15/26	1,002,800
500,000	Southwestern Electric Power Co	2.750	10/01/26	525,940
675,000	Southwestern Electric Power Co	4.100	09/15/28	747,038
750,000	Southwestern Electric Power Co	3.850	02/01/48	764,365
600,000	Southwestern Public Service Co	4.500	08/15/41	693,550
300,000	Southwestern Public Service Co	3.400	08/15/46	299,522
225,000	Southwestern Public Service Co	3.700	08/15/47	233,073
200,000	Southwestern Public Service Co	4.400	11/15/48	231,171
750,000	Southwestern Public Service Co	3.750	06/15/49	800,442
650,000	Southwestern Public Service Co	3.150	05/01/50	632,829
1,000,000	Tampa Electric Co	2.400	03/15/31	993,585
104

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Tampa Electric Co	4.100%	06/15/42	$109,825
175,000	Tampa Electric Co	4.350	05/15/44	200,115
200,000	Tampa Electric Co	4.300	06/15/48	225,867
200,000	Tampa Electric Co	4.450	06/15/49	232,338
575,000	Tampa Electric Co	3.625	06/15/50	591,757
925,000	Tampa Electric Co	3.450	03/15/51	933,677
300,000	TC PipeLines LP	4.375	03/13/25	332,192
350,000	TC PipeLines LP	3.900	05/25/27	379,666
200,000	Tucson Electric Power Co	3.050	03/15/25	213,924
125,000	Tucson Electric Power Co	1.500	08/01/30	115,772
200,000	Tucson Electric Power Co	4.850	12/01/48	238,556
500,000	Tucson Electric Power Co	4.000	06/15/50	541,326
200,000	Union Electric Co	2.950	06/15/27	214,613
300,000	Union Electric Co	3.500	03/15/29	326,959
500,000	Union Electric Co	2.950	03/15/30	524,287
100,000	Union Electric Co	8.450	03/15/39	167,140
100,000	Union Electric Co	3.900	09/15/42	108,460
100,000	Union Electric Co	3.650	04/15/45	105,252
200,000	Union Electric Co	4.000	04/01/48	223,239
1,000,000	Union Electric Co	3.250	10/01/49	994,298
675,000	Union Electric Co	2.625	03/15/51	597,066
100,000	United Utilities plc	6.875	08/15/28	126,059
409,000	Virginia Electric & Power Co	2.750	03/15/23	424,115
500,000	Virginia Electric & Power Co	3.450	02/15/24	536,912
1,850,000	Virginia Electric & Power Co	3.150	01/15/26	1,990,642
900,000	Virginia Electric & Power Co	2.950	11/15/26	964,760
1,750,000	Virginia Electric & Power Co	3.500	03/15/27	1,918,449
3,000,000	Virginia Electric & Power Co	3.800	04/01/28	3,312,925
1,000,000	Virginia Electric & Power Co	2.875	07/15/29	1,041,536
250,000	Virginia Electric & Power Co	4.650	08/15/43	300,060
400,000	Virginia Electric & Power Co	4.450	02/15/44	469,432
200,000	Virginia Electric & Power Co	4.200	05/15/45	226,865
1,100,000	Virginia Electric & Power Co	4.000	11/15/46	1,227,637
700,000	Virginia Electric & Power Co	3.800	09/15/47	760,654
1,300,000	Virginia Electric & Power Co	4.600	12/01/48	1,596,865
500,000	Virginia Electric & Power Co	3.300	12/01/49	497,272
500,000	Virginia Electric and Power Co	2.450	12/15/50	427,151
200,000	Washington Gas Light Co	3.796	09/15/46	216,183
700,000	Washington Gas Light Co	3.650	09/15/49	738,732
1,000,000	WEC Energy Group, Inc	0.550	09/15/23	997,944
1,277,000	WEC Energy Group, Inc	3.550	06/15/25	1,384,416
500,000	WEC Energy Group, Inc	1.375	10/15/27	482,886
500,000	WEC Energy Group, Inc	1.800	10/15/30	466,010
100,000	Westar Energy, Inc	2.550	07/01/26	104,779
500,000	Westar Energy, Inc	4.125	03/01/42	552,528
175,000	Westar Energy, Inc	4.100	04/01/43	194,228
375,000	Westar Energy, Inc	3.250	09/01/49	366,989
175,000	Wisconsin Electric Power Co	2.050	12/15/24	182,869
200,000	Wisconsin Electric Power Co	5.625	05/15/33	251,552
200,000	Wisconsin Electric Power Co	4.300	10/15/48	234,156
325,000	Wisconsin Power & Light Co	3.050	10/15/27	347,005
500,000	Wisconsin Power & Light Co	3.000	07/01/29	528,775
225,000	Wisconsin Power & Light Co	3.650	04/01/50	234,607
105

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Wisconsin Public Service Corp	4.752%	11/01/44	$241,324
300,000		Wisconsin Public Service Corp	3.300	09/01/49	303,522
700,000		Xcel Energy, Inc	0.500	10/15/23	699,326
750,000		Xcel Energy, Inc	3.350	12/01/26	812,489
900,000		Xcel Energy, Inc	4.000	06/15/28	999,414
200,000		Xcel Energy, Inc	4.800	09/15/41	235,625
500,000		Xcel Energy, Inc	3.500	12/01/49	500,328
1,000,000		Yale Haven Health Services Corp	2.496	07/01/50	875,432
		TOTAL UTILITIES			441,781,558

		TOTAL CORPORATE BONDS			5,220,271,520
		(Cost $4,973,754,355)

GOVERNMENT BONDS - 70.0%

AGENCY SECURITIES - 1.4%
3,000,000		Federal Farm Credit Bank (FFCB)	0.125	11/23/22	2,999,922
3,000,000		FFCB	2.875	07/17/23	3,182,730
10,000,000		FFCB	0.300	09/01/23	10,003,702
1,145,000		FFCB	3.500	12/20/23	1,243,448
5,000,000		FFCB	1.650	07/23/35	4,615,061
20,000,000		FFCB	0.125	02/03/23	19,990,279
1,670,000		FFCB	0.250	02/26/24	1,664,905
6,650,000		Federal Home Loan Bank (FHLB)	0.125	08/12/22	6,646,010
5,000,000		FHLB	0.125	10/21/22	4,996,939
1,800,000		FHLB	0.125	03/17/23	1,797,913
10,000,000		FHLB	0.500	04/14/25	9,921,338
2,000,000		FHLB	0.375	09/04/25	1,963,177
13,875,000		FHLB	3.250	11/16/28	15,617,085
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.375	05/05/23	3,012,896
12,625,000		FHLMC	2.750	06/19/23	13,333,649
7,000,000		FHLMC	0.250	08/24/23	7,001,595
3,250,000		FHLMC	0.250	09/08/23	3,249,373
6,750,000		FHLMC	0.125	10/16/23	6,724,537
4,000,000		FHLMC	0.250	11/06/23	3,996,994
3,782,000		FHLMC	0.250	12/04/23	3,776,355
10,000,000		FHLMC	1.500	02/12/25	10,337,579
6,000,000		FHLMC	0.375	07/21/25	5,905,149
5,000,000		FHLMC	0.375	09/23/25	4,909,315
7,400,000		Federal National Mortgage Association (FNMA)	2.250	04/12/22	7,564,124
1,216,769	i	FNMA	2.301	09/25/22	1,243,627
1,000,000		FNMA	2.000	10/05/22	1,027,906
10,000,000		FNMA	2.375	01/19/23	10,398,257
5,250,000		FNMA	0.250	07/10/23	5,254,009
1,000,000		FNMA	2.875	09/12/23	1,064,073
3,000,000		FNMA	0.250	11/27/23	2,996,606
2,500,000		FNMA	2.500	02/05/24	2,656,923
5,000,000		FNMA	1.750	07/02/24	5,214,918
13,700,000		FNMA	2.625	09/06/24	14,723,464
3,000,000		FNMA	1.625	01/07/25	3,116,173
4,000,000		FNMA	0.625	04/22/25	3,989,392
10,000,000		FNMA	0.375	08/25/25	9,819,961
4,500,000		FNMA	0.500	11/07/25	4,431,521
4,000,000		FNMA	1.875	09/24/26	4,176,516
106

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000	FNMA	0.750%	10/08/27	$2,888,757
10,000,000	FNMA	0.875	08/05/30	9,246,163
5,000,000	FNMA	6.625	11/15/30	7,134,014
1,000,000	FNMA	5.625	07/15/37	1,472,319
1,300,000	Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	1,395,483
1,000,000	Iraq Government AID Bond	2.149	01/18/22	1,014,629
800,000	Israel Government AID International Bond	5.500	09/18/23	901,047
300,000	Israel Government AID International Bond	5.500	04/26/24	345,086
250,000	NCUA Guaranteed Notes	3.450	06/12/21	250,692
400,000	Private Export Funding Corp (PEFCO)	2.050	11/15/22	411,273
250,000	PEFCO	1.750	11/15/24	259,614
200,000	PEFCO	3.250	06/15/25	217,659
5,500,000	Tennessee Valley Authority (TVA)	0.005	04/14/21	5,500,000
750,000	TVA	2.875	09/15/24	807,614
2,000,000	TVA	0.750	05/15/25	1,997,597
1,425,000	TVA	2.875	02/01/27	1,560,177
500,000	TVA	5.880	04/01/36	721,307
500,000	TVA	5.500	06/15/38	705,578
4,300,000	TVA	3.500	12/15/42	4,824,964
1,750,000	TVA	4.625	09/15/60	2,365,764
300,000	TVA	4.250	09/15/65	386,855
175,000	Tunisia Government AID International Bonds	1.416	08/05/21	171,413
	TOTAL AGENCY SECURITIES			269,145,426

FOREIGN GOVERNMENT BONDS - 3.8%
2,000,000	African Development Bank	1.625	09/16/22	2,040,160
500,000	African Development Bank	2.125	11/16/22	515,372
2,500,000	African Development Bank	0.750	04/03/23	2,524,281
2,000,000	African Development Bank	3.000	09/20/23	2,129,261
5,000,000	African Development Bank	0.875	03/23/26	4,958,281
600,000	Asian Development Bank	1.875	02/18/22	609,047
4,000,000	Asian Development Bank	1.875	07/19/22	4,087,093
500,000	Asian Development Bank	1.875	08/10/22	511,353
750,000	Asian Development Bank	1.750	09/13/22	766,684
2,250,000	Asian Development Bank	1.625	01/24/23	2,306,565
3,000,000	Asian Development Bank	2.750	03/17/23	3,146,286
2,250,000	Asian Development Bank	0.250	07/14/23	2,246,923
2,000,000	Asian Development Bank	0.250	10/06/23	1,996,045
2,200,000	Asian Development Bank	2.625	01/30/24	2,337,242
2,000,000	Asian Development Bank	1.500	10/18/24	2,064,041
500,000	Asian Development Bank	2.000	01/22/25	525,470
6,000,000	Asian Development Bank	0.375	09/03/25	5,870,845
3,000,000	Asian Development Bank	0.500	02/04/26	2,931,739
1,500,000	Asian Development Bank	2.000	04/24/26	1,572,090
1,000,000	Asian Development Bank	2.625	01/12/27	1,079,700
500,000	Asian Development Bank	2.375	08/10/27	530,154
500,000	Asian Development Bank	2.500	11/02/27	533,831
1,000,000	Asian Development Bank	2.750	01/19/28	1,082,752
75,000	Asian Development Bank	5.820	06/16/28	96,451
2,575,000	Asian Development Bank	3.125	09/26/28	2,853,367
2,000,000	Asian Development Bank	1.750	09/19/29	2,007,517
3,500,000	Asian Development Bank	1.875	01/24/30	3,534,169
107

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Asian Development Bank	0.750%	10/08/30	$905,049
3,000,000		Asian Development Bank	1.500	03/04/31	2,888,537
3,000,000		Asian Infrastructure Investment Bank	0.250	09/29/23	2,996,103
3,000,000		Asian Infrastructure Investment Bank	0.500	05/28/25	2,965,558
3,000,000		Asian Infrastructure Investment Bank	0.500	01/27/26	2,924,933
2,000,000		Canada Government International Bond	2.000	11/15/22	2,059,080
3,000,000		Canada Government International Bond	1.625	01/22/25	3,109,362
1,715,000		Chile Government International Bond	3.240	02/06/28	1,849,439
1,000,000		Chile Government International Bond	2.450	01/31/31	1,003,890
3,500,000		Chile Government International Bond	2.550	01/27/32	3,526,950
2,613,000		Chile Government International Bond	3.500	01/25/50	2,657,290
1,500,000	h	Chile Government International Bond	3.500	04/15/53	1,513,620
2,500,000		Chile Government International Bond	3.100	01/22/61	2,315,725
600,000		Colombia Government International Bond	2.625	03/15/23	616,404
3,587,000		Colombia Government International Bond	4.500	03/15/29	3,912,556
6,787,000		Colombia Government International Bond	3.125	04/15/31	6,646,916
1,250,000		Colombia Government International Bond	6.125	01/18/41	1,484,337
1,150,000		Colombia Government International Bond	5.625	02/26/44	1,305,146
3,100,000		Colombia Government International Bond	5.000	06/15/45	3,302,771
3,425,000		Colombia Government International Bond	5.200	05/15/49	3,763,356
1,400,000		Colombia Government International Bond	4.125	05/15/51	1,331,876
1,500,000		Colombia Government International Bond	3.875	02/15/61	1,344,375
500,000		Corp Andina de Fomento	2.125	09/27/21	503,480
950,000		Corp Andina de Fomento	3.250	02/11/22	970,843
527,000		Corp Andina de Fomento	4.375	06/15/22	549,682
750,000		Corp Andina de Fomento	2.750	01/06/23	774,232
1,000,000		Corp Andina de Fomento	2.375	05/12/23	1,032,140
750,000		Corp Andina de Fomento	3.750	11/23/23	804,375
1,000,000		Corp Andina de Fomento	1.625	09/23/25	998,080
1,000,000		Council of Europe Development Bank	2.625	02/13/23	1,043,768
1,000,000		Council of Europe Development Bank	2.500	02/27/24	1,059,288
1,480,000		Council of Europe Development Bank	1.375	02/27/25	1,519,583
1,000,000		Council Of Europe Development Bank	0.250	10/20/23	997,151
400,000		Development Bank of Japan, Inc	2.000	10/19/21	403,595
500,000		European Bank for Reconstruction & Development	1.875	02/23/22	507,487
1,500,000		European Bank for Reconstruction & Development	2.750	03/07/23	1,571,811
5,000,000		European Bank for Reconstruction & Development	0.250	07/10/23	4,991,222
2,000,000		European Bank for Reconstruction & Development	1.625	09/27/24	2,072,005
3,000,000		European Bank for Reconstruction & Development	0.500	11/25/25	2,939,153
2,000,000		European Bank for Reconstruction & Development	0.500	01/28/26	1,954,300
14,250,000		European Investment Bank	2.625	05/20/22	14,642,385
1,000,000		European Investment Bank	2.375	06/15/22	1,026,099
500,000		European Investment Bank	2.250	08/15/22	514,075
3,000,000		European Investment Bank	2.500	03/15/23	3,132,063
7,537,000		European Investment Bank	1.375	05/15/23	7,715,613
2,440,000		European Investment Bank	0.250	09/15/23	2,436,381
1,500,000		European Investment Bank	3.125	12/14/23	1,610,408
5,000,000		European Investment Bank	3.250	01/29/24	5,396,951
1,500,000		European Investment Bank	2.625	03/15/24	1,596,599
4,000,000		European Investment Bank	2.250	06/24/24	4,223,013
1,500,000		European Investment Bank	2.500	10/15/24	1,601,470
3,250,000		European Investment Bank	1.625	03/14/25	3,369,149
3,500,000		European Investment Bank	0.625	07/25/25	3,464,386
3,000,000		European Investment Bank	0.375	12/15/25	2,922,881
108

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,500,000		European Investment Bank	0.375%	03/26/26	$3,393,072
400,000		European Investment Bank	2.375	05/24/27	427,028
250,000		European Investment Bank	0.625	10/21/27	238,160
550,000		European Investment Bank	1.625	10/09/29	547,610
1,000,000		European Investment Bank	0.875	05/17/30	925,580
2,000,000		European Investment Bank	0.750	09/23/30	1,815,567
2,500,000		European Investment Bank	1.250	02/14/31	2,357,298
1,705,000		European Investment Bank	4.875	02/15/36	2,275,251
500,000		Export Development Canada	1.375	10/21/21	503,302
500,000		Export Development Canada	2.000	05/17/22	510,097
1,000,000		Export Development Canada	2.500	01/24/23	1,041,030
4,500,000		Export Development Canada	1.375	02/24/23	4,595,277
1,000,000		Export Development Canada	2.750	03/15/23	1,048,900
1,300,000		Export Development Canada	2.625	02/21/24	1,381,227
300,000		Export-Import Bank of Korea	1.875	10/21/21	302,415
300,000		Export-Import Bank of Korea	3.500	11/27/21	305,980
300,000		Export-Import Bank of Korea	5.000	04/11/22	313,813
3,250,000		Export-Import Bank of Korea	3.000	11/01/22	3,376,494
1,375,000		Export-Import Bank of Korea	3.625	11/27/23	1,486,927
500,000		Export-Import Bank of Korea	4.000	01/14/24	546,531
750,000		Export-Import Bank of Korea	2.875	01/21/25	797,159
750,000		Export-Import Bank of Korea	1.875	02/12/25	771,250
1,000,000		Export-Import Bank of Korea	0.750	09/21/25	978,035
250,000		Export-Import Bank of Korea	3.250	11/10/25	272,040
1,000,000		Export-Import Bank of Korea	0.625	02/09/26	970,851
500,000		Export-Import Bank of Korea	2.625	05/26/26	533,158
500,000		Export-Import Bank of Korea	3.250	08/12/26	547,810
500,000		Export-Import Bank of Korea	2.375	04/21/27	524,856
1,000,000		Export-Import Bank of Korea	1.250	09/21/30	924,387
1,000,000	e	Export-Import Bank of Korea	1.375	02/09/31	932,449
100,000		Finland Government International Bond	6.950	02/15/26	125,922
1,000,000		FMS Wertmanagement AoeR	2.000	08/01/22	1,023,710
2,175,000		FMS Wertmanagement AoeR	2.750	01/30/24	2,316,171
4,500,000		Hungary Government International Bond	5.750	11/22/23	5,085,508
1,250,000		Hungary Government International Bond	7.625	03/29/41	2,019,587
200,000		Hydro Quebec	8.500	12/01/29	298,664
750,000		Indonesia Government International Bond	2.950	01/11/23	776,511
700,000		Indonesia Government International Bond	4.450	02/11/24	763,410
750,000		Indonesia Government International Bond	3.500	01/11/28	801,235
900,000		Indonesia Government International Bond	4.750	02/11/29	1,029,210
1,250,000		Indonesia Government International Bond	3.400	09/18/29	1,318,081
1,000,000		Indonesia Government International Bond	2.850	02/14/30	1,017,250
675,000		Indonesia Government International Bond	3.850	10/15/30	740,310
1,500,000	e	Indonesia Government International Bond	1.850	03/12/31	1,438,654
875,000		Indonesia Government International Bond	4.350	01/11/48	948,999
1,125,000		Indonesia Government International Bond	5.350	02/11/49	1,395,428
1,000,000		Indonesia Government International Bond	3.700	10/30/49	1,013,607
1,000,000		Indonesia Government International Bond	3.500	02/14/50	996,685
2,000,000		Indonesia Government International Bond	4.200	10/15/50	2,183,516
1,500,000	e	Indonesia Government International Bond	3.050	03/12/51	1,481,381
500,000		Indonesia Government International Bond	4.450	04/15/70	545,725
1,500,000		Indonesia Government International Bond	3.350	03/12/71	1,417,810
500,000		Inter-American Development Bank	2.125	01/18/22	507,560
109

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,775,000		Inter-American Development Bank	3.000%	09/26/22	$3,929,607
3,000,000		Inter-American Development Bank	2.500	01/18/23	3,122,730
6,000,000		Inter-American Development Bank	0.250	11/15/23	5,983,254
1,500,000		Inter-American Development Bank	2.625	01/16/24	1,591,770
500,000		Inter-American Development Bank	2.125	01/15/25	527,045
5,000,000		Inter-American Development Bank	1.750	03/14/25	5,201,394
10,000,000		Inter-American Development Bank	0.625	07/15/25	9,905,481
1,500,000		Inter-American Development Bank	2.000	06/02/26	1,569,209
1,500,000		Inter-American Development Bank	2.000	07/23/26	1,568,951
1,000,000		Inter-American Development Bank	2.375	07/07/27	1,058,080
2,000,000		Inter-American Development Bank	0.625	09/16/27	1,898,980
2,000,000		Inter-American Development Bank	3.125	09/18/28	2,216,808
3,000,000		Inter-American Development Bank	2.250	06/18/29	3,134,769
3,000,000		Inter-American Development Bank	1.125	01/13/31	2,801,882
1,450,000		Inter-American Development Bank	3.200	08/07/42	1,591,096
300,000		Inter-American Development Bank	4.375	01/24/44	389,302
5,000,000		International Bank for Reconstruction & Development	2.125	07/01/22	5,119,702
5,000,000		International Bank for Reconstruction & Development	1.875	10/07/22	5,126,150
5,400,000		International Bank for Reconstruction & Development	7.625	01/19/23	6,112,229
500,000		International Bank for Reconstruction & Development	2.125	02/13/23	517,739
3,000,000		International Bank for Reconstruction & Development	1.875	06/19/23	3,106,432
1,500,000		International Bank for Reconstruction & Development	0.250	11/24/23	1,495,963
5,575,000		International Bank for Reconstruction & Development	2.500	03/19/24	5,916,346
2,000,000		International Bank for Reconstruction & Development	1.500	08/28/24	2,065,754
1,600,000		International Bank for Reconstruction & Development	2.500	11/25/24	1,710,592
5,000,000		International Bank for Reconstruction & Development	1.625	01/15/25	5,182,135
6,000,000		International Bank for Reconstruction & Development	0.375	07/28/25	5,876,552
4,500,000		International Bank for Reconstruction & Development	2.500	07/29/25	4,809,603
5,500,000		International Bank for Reconstruction & Development	0.500	10/28/25	5,399,553
500,000		International Bank for Reconstruction & Development	3.125	11/20/25	549,475
2,000,000		International Bank for Reconstruction & Development	0.750	11/24/27	1,914,531
2,000,000		International Bank for Reconstruction & Development	1.750	10/23/29	2,004,524
5,000,000		International Bank for Reconstruction & Development	0.875	05/14/30	4,623,554
3,000,000		International Bank for Reconstruction & Development	0.750	08/26/30	2,723,978
5,000,000	e	International Bank for Reconstruction & Development	1.250	02/10/31	4,733,182
110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$834,000	International Bank for Reconstruction & Development	4.750%	02/15/35	$1,081,814
500,000	International Finance Corp	2.000	10/24/22	513,868
1,300,000	International Finance Corp	2.875	07/31/23	1,376,574
1,500,000	International Finance Corp	1.375	10/16/24	1,539,452
2,500,000	International Finance Corp	0.375	07/16/25	2,448,840
5,000,000	International Finance Corp	0.750	08/27/30	4,537,319
705,000	Israel Government International Bond	4.000	06/30/22	736,759
300,000	Israel Government International Bond	3.150	06/30/23	317,293
1,000,000	Israel Government International Bond	2.875	03/16/26	1,076,853
975,000	Israel Government International Bond	3.250	01/17/28	1,074,146
600,000	Israel Government International Bond	2.750	07/03/30	626,755
1,500,000	Israel Government International Bond	4.500	01/30/43	1,809,822
200,000	Israel Government International Bond	4.125	01/17/48	230,000
1,800,000	Israel Government International Bond	3.875	07/03/50	1,964,759
300,000	Israel Government International Bond	4.500	04/03/20	354,874
500,000	Japan Bank for International Cooperation	2.500	06/01/22	512,769
1,250,000	Japan Bank for International Cooperation	2.375	07/21/22	1,283,820
480,000	Japan Bank for International Cooperation	1.625	10/17/22	489,586
300,000	Japan Bank for International Cooperation	2.375	11/16/22	309,943
900,000	Japan Bank for International Cooperation	0.625	05/22/23	904,965
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,121,121
1,000,000	Japan Bank for International Cooperation	0.375	09/15/23	997,538
4,250,000	Japan Bank for International Cooperation	3.375	10/31/23	4,563,784
2,300,000	Japan Bank for International Cooperation	2.500	05/23/24	2,435,399
720,000	Japan Bank for International Cooperation	1.750	10/17/24	747,967
500,000	Japan Bank for International Cooperation	2.125	02/10/25	525,017
3,000,000	Japan Bank for International Cooperation	0.625	07/15/25	2,945,760
5,750,000	Japan Bank for International Cooperation	2.750	01/21/26	6,176,257
400,000	Japan Bank for International Cooperation	2.375	04/20/26	422,604
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,549,041
1,000,000	Japan Bank for International Cooperation	2.875	06/01/27	1,087,520
750,000	Japan Bank for International Cooperation	2.875	07/21/27	810,197
300,000	Japan Bank for International Cooperation	2.750	11/16/27	321,531
750,000	Japan Bank for International Cooperation	3.500	10/31/28	844,465
1,000,000	Japan Bank for International Cooperation	2.000	10/17/29	1,012,437
1,500,000	Japan Bank for International Cooperation	1.250	01/21/31	1,403,940
350,000	Japan International Cooperation Agency	2.125	10/20/26	365,337
700,000	Japan International Cooperation Agency	3.375	06/12/28	777,884
2,000,000	Japan International Cooperation Agency	1.000	07/22/30	1,836,689
500,000	Korea Development Bank	2.625	02/27/22	509,795
500,000	Korea Development Bank	3.000	03/19/22	512,307
200,000	Korea Development Bank	3.000	09/14/22	207,355
1,000,000	Korea Development Bank	3.375	03/12/23	1,055,490
500,000	Korea Development Bank	2.750	03/19/23	521,860
950,000	Korea Development Bank	0.500	10/27/23	949,972
500,000	Korea Development Bank	3.750	01/22/24	544,280
700,000	Korea Development Bank	3.250	02/19/24	753,578
500,000	Korea Development Bank	0.400	06/19/24	497,509
1,000,000	Korea Development Bank	2.125	10/01/24	1,053,420
750,000	Korea Development Bank	1.750	02/18/25	766,206
200,000	Korea Development Bank	3.375	09/16/25	217,630
111

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$400,000	Korea Development Bank	3.000%	01/13/26	$432,852
1,000,000	Korea Development Bank	0.800	04/27/26	977,462
1,000,000	Korea Development Bank	0.800	07/19/26	976,130
1,000,000	Korea Development Bank	1.000	09/09/26	984,870
250,000	Korea Development Bank	2.000	09/12/26	259,360
1,000,000	Korea Development Bank	1.625	01/19/31	951,760
500,000	Korea Government International Bond	3.875	09/11/23	540,990
1,500,000	Korea Government International Bond	2.750	01/19/27	1,615,711
1,400,000	Korea Government International Bond	4.125	06/10/44	1,681,577
500,000	Korea Government International Bond	3.875	09/20/48	592,151
1,600,000	Kreditanstalt fuer Wiederaufbau	2.625	01/25/22	1,631,424
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	1,018,255
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	06/15/22	1,023,255
2,750,000	Kreditanstalt fuer Wiederaufbau	2.000	10/04/22	2,824,140
2,900,000	Kreditanstalt fuer Wiederaufbau	2.375	12/29/22	3,008,855
4,600,000	Kreditanstalt fuer Wiederaufbau	1.625	02/15/23	4,720,566
3,000,000	Kreditanstalt fuer Wiederaufbau	0.250	10/19/23	2,993,946
8,000,000	Kreditanstalt fuer Wiederaufbau	2.625	02/28/24	8,511,527
6,100,000	Kreditanstalt fuer Wiederaufbau	0.250	03/08/24	6,069,134
2,000,000	Kreditanstalt fuer Wiederaufbau	2.500	11/20/24	2,135,442
7,000,000	Kreditanstalt fuer Wiederaufbau	2.000	05/02/25	7,359,977
4,500,000	Kreditanstalt fuer Wiederaufbau	0.625	01/22/26	4,423,314
7,750,000	Kreditanstalt fuer Wiederaufbau	2.875	04/03/28	8,468,946
1,000,000	Kreditanstalt fuer Wiederaufbau	1.750	09/14/29	1,003,450
5,000,000	Kreditanstalt fuer Wiederaufbau	0.750	09/30/30	4,541,200
4,300,000	Landwirtschaftliche Rentenbank	3.125	11/14/23	4,605,373
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	524,253
2,000,000	Landwirtschaftliche Rentenbank	0.500	05/27/25	1,977,724
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	799,440
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	1,034,275
125,000	Landwirtschaftliche Rentenbank	2.500	11/15/27	133,259
4,000,000	Landwirtschaftliche Rentenbank	0.875	09/03/30	3,673,617
2,500,000	Mexico Government International Bond	3.900	04/27/25	2,747,575
5,836,000	Mexico Government International Bond	4.500	04/22/29	6,470,607
18,964,000	Mexico Government International Bond	2.659	05/24/31	17,884,569
1,175,000	Mexico Government International Bond	4.750	04/27/32	1,308,362
461,000	Mexico Government International Bond	6.750	09/27/34	589,624
8,950,000	Mexico Government International Bond	4.600	02/10/48	9,161,757
1,000,000	Mexico Government International Bond	5.000	04/27/51	1,083,930
5,936,000	Mexico Government International Bond	3.771	05/24/61	5,248,908
3,000,000	Mexico Government International Bond	3.750	04/19/71	2,602,500
950,000	Mexico Government International Bond	5.750	10/12/10	1,053,968
2,000,000	Nordic Investment Bank	1.375	10/17/22	2,035,398
750,000	Nordic Investment Bank	0.375	05/19/23	751,331
500,000	Nordic Investment Bank	2.875	07/19/23	529,106
2,000,000	Nordic Investment Bank	0.375	09/11/25	1,954,997
1,500,000	Nordic Investment Bank	0.500	01/21/26	1,466,064
606,000	North American Development Bank	2.400	10/26/22	622,583
2,125,000	Panama Government International Bond	4.000	09/22/24	2,314,741
1,000,000	Panama Government International Bond	3.750	03/16/25	1,089,900
300,000	Panama Government International Bond	7.125	01/29/26	370,617
2,000,000	Panama Government International Bond	3.875	03/17/28	2,184,960
1,450,000	Panama Government International Bond	3.160	01/23/30	1,508,406
2,500,000	Panama Government International Bond	2.252	09/29/32	2,376,275
112

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$692,000		Panama Government International Bond	6.700%	01/26/36	$930,747
750,000		Panama Government International Bond	4.500	05/15/47	829,927
1,750,000		Panama Government International Bond	4.500	04/16/50	1,929,427
1,450,000		Panama Government International Bond	4.300	04/29/53	1,554,893
1,500,000		Panama Government International Bond	4.500	04/01/56	1,640,205
3,500,000		Panama Government International Bond	3.870	07/23/60	3,459,120
400,000		Peruvian Government International Bond	2.392	01/23/26	411,688
5,000,000		Peruvian Government International Bond	2.844	06/20/30	5,071,050
2,500,000		Peruvian Government International Bond	2.783	01/23/31	2,500,525
1,500,000		Peruvian Government International Bond	1.862	12/01/32	1,365,750
1,100,000		Peruvian Government International Bond	6.550	03/14/37	1,485,000
1,000,000		Peruvian Government International Bond	3.300	03/11/41	973,280
1,850,000		Peruvian Government International Bond	5.625	11/18/50	2,447,365
1,000,000		Peruvian Government International Bond	3.550	03/10/51	973,720
1,500,000		Peruvian Government International Bond	2.780	12/01/60	1,236,405
1,000,000		Peruvian Government International Bond	3.230	07/28/21	807,380
225,000		Philippine Government International Bond	4.200	01/21/24	245,868
2,219,000		Philippine Government International Bond	3.000	02/01/28	2,343,530
3,375,000		Philippine Government International Bond	3.750	01/14/29	3,728,965
1,500,000		Philippine Government International Bond	2.457	05/05/30	1,515,505
2,000,000	e	Philippine Government International Bond	1.648	06/10/31	1,886,488
4,083,000		Philippine Government International Bond	3.950	01/20/40	4,372,375
300,000		Philippine Government International Bond	3.700	03/01/41	312,252
3,793,000		Philippine Government International Bond	3.700	02/02/42	3,948,897
1,500,000		Philippine Government International Bond	2.950	05/05/45	1,398,111
1,500,000		Philippine Government International Bond	2.650	12/10/45	1,338,600
1,140,000		Poland Government International Bond	5.000	03/23/22	1,189,656
990,000		Poland Government International Bond	3.000	03/17/23	1,038,730
1,000,000		Poland Government International Bond	4.000	01/22/24	1,094,978
2,725,000		Poland Government International Bond	3.250	04/06/26	3,011,750
2,500,000		Province of Alberta Canada	2.200	07/26/22	2,562,955
750,000		Province of Alberta Canada	3.350	11/01/23	805,343
775,000		Province of Alberta Canada	2.950	01/23/24	827,440
1,500,000		Province of Alberta Canada	1.875	11/13/24	1,565,906
1,000,000		Province of Alberta Canada	1.000	05/20/25	1,005,119
925,000		Province of Alberta Canada	3.300	03/15/28	1,018,036
2,000,000		Province of Alberta Canada	1.300	07/22/30	1,859,540
200,000		Province of British Columbia Canada	2.650	09/22/21	202,268
1,800,000		Province of British Columbia Canada	2.000	10/23/22	1,849,531
2,000,000		Province of British Columbia Canada	1.750	09/27/24	2,079,720
850,000		Province of British Columbia Canada	2.250	06/02/26	897,948
1,500,000		Province of British Columbia Canada	1.300	01/29/31	1,411,142
1,000,000		Province of Manitoba Canada	2.600	04/16/24	1,061,780
1,300,000		Province of Manitoba Canada	3.050	05/14/24	1,398,123
500,000		Province of Manitoba Canada	2.125	06/22/26	523,400
500,000		Province of New Brunswick Canada	3.625	02/24/28	562,600
200,000		Province of Nova Scotia Canada	8.250	07/30/22	220,068
4,000,000		Province of Ontario Canada	2.400	02/08/22	4,072,117
4,000,000		Province of Ontario Canada	2.550	04/25/22	4,097,613
800,000		Province of Ontario Canada	2.450	06/29/22	821,525
1,365,000		Province of Ontario Canada	1.750	01/24/23	1,400,845
500,000		Province of Ontario Canada	3.400	10/17/23	537,553
1,000,000		Province of Ontario Canada	3.050	01/29/24	1,071,575
113

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,500,000		Province of Ontario Canada		3.200%	05/16/24	$1,623,255
2,000,000		Province of Ontario Canada		0.625	01/21/26	1,956,524
1,000,000		Province of Ontario Canada		2.500	04/27/26	1,066,121
1,000,000		Province of Ontario Canada		2.300	06/15/26	1,056,360
1,000,000		Province of Ontario Canada		1.050	05/21/27	978,672
2,000,000		Province of Ontario Canada		2.000	10/02/29	2,015,406
1,000,000		Province of Ontario Canada		1.125	10/07/30	921,970
3,000,000		Province of Ontario Canada		1.600	02/25/31	2,867,736
3,100,000		Province of Quebec Canada		2.625	02/13/23	3,234,193
200,000		Province of Quebec Canada		7.125	02/09/24	236,401
875,000	e	Province of Quebec Canada		2.500	04/09/24	927,242
500,000		Province of Quebec Canada		2.875	10/16/24	538,768
2,500,000		Province of Quebec Canada		1.500	02/11/25	2,572,813
2,000,000		Province of Quebec Canada		0.600	07/23/25	1,970,540
3,500,000		Province of Quebec Canada		2.500	04/20/26	3,734,640
500,000		Province of Quebec Canada		2.750	04/12/27	539,436
201,000		Province of Quebec Canada		7.500	09/15/29	285,240
1,500,000		Province of Quebec Canada		1.350	05/28/30	1,425,906
200,000		Province of Saskatchewan Canada		8.500	07/15/22	220,381
1,600,000		Republic of Italy Government International Bond		6.875	09/27/23	1,836,713
2,000,000		Republic of Italy Government International Bond		2.375	10/17/24	2,086,593
3,000,000		Republic of Italy Government International Bond		1.250	02/17/26	2,935,074
1,500,000		Republic of Italy Government International Bond		2.875	10/17/29	1,516,182
1,599,000		Republic of Italy Government International Bond		5.375	06/15/33	1,946,747
2,000,000		Republic of Italy Government International Bond		4.000	10/17/49	2,046,594
2,000,000		State of Israel		2.500	01/15/30	2,051,083
2,050,000		State of Israel		3.375	01/15/50	2,071,484
500,000		Svensk Exportkredit AB		2.375	03/09/22	510,075
2,640,000		Svensk Exportkredit AB		1.625	11/14/22	2,698,080
4,250,000		Svensk Exportkredit AB		2.875	03/14/23	4,460,981
870,000		Svensk Exportkredit AB		1.750	12/12/23	900,198
2,000,000		Svensk Exportkredit AB		0.375	07/30/24	1,987,883
1,000,000		Svensk Exportkredit AB		0.625	05/14/25	992,223
3,000,000		Svensk Exportkredit AB		0.500	08/26/25	2,940,630
5,374,716		Uruguay Government International Bond		4.375	01/23/31	6,233,811
500,000		Uruguay Government International Bond		4.125	11/20/45	556,290
2,063,907		Uruguay Government International Bond		5.100	06/18/50	2,556,892
2,425,000		Uruguay Government International Bond		4.975	04/20/55	2,971,425
		TOTAL FOREIGN GOVERNMENT BONDS				732,929,910

MORTGAGE BACKED - 27.4%
11,931	i	Federal Home Loan Mortgage Corp (FHLMC)	DGS1 + 2.250%	3.308	04/01/35	12,328
2,255	i	FHLMC	DGS1 + 2.125%	2.300	10/01/35	2,254
32,410	i	FHLMC	DGS1 + 2.255%	2.380	02/01/36	34,630
10,008	i	FHLMC	LIBOR 12 M + 1.796%	3.083	07/01/36	10,606
22,078	i	FHLMC	LIBOR 6 M + 1.790%	2.040	09/01/36	23,051
31,755	i	FHLMC	LIBOR 6 M + 1.595%	2.100	09/01/36	31,956
28,788	i	FHLMC	DGS1 + 2.248%	2.386	09/01/36	29,331
10,905	i	FHLMC	DGS1 + 2.250%	2.398	01/01/37	11,646
1,864	i	FHLMC	LIBOR 12 M + 1.765%	2.140	02/01/37	1,892
1,627	i	FHLMC	DGS1 + 2.250%	2.388	02/01/37	1,738
95,761	i	FHLMC	LIBOR 12 M + 1.826%	2.406	03/01/37	101,674
73,370	i	FHLMC	DGS1 + 2.250%	2.582	04/01/37	78,433
42,782	i	FHLMC	LIBOR 12 M + 1.701%	3.489	04/01/37	43,354
114

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$10,164	i	FHLMC	LIBOR 12 M + 2.124%	3.445%	05/01/37	$10,256
36,665	i	FHLMC	DGS1 + 2.249%	2.635	06/01/37	36,895
5,007	i	FHLMC	LIBOR 12 M + 1.750%	2.667	06/01/37	5,108
29,431	i	FHLMC	LIBOR 6 M + 1.270%	1.520	08/01/37	29,554
48,793	i	FHLMC	LIBOR 12 M + 0.905%	1.596	09/01/37	49,481
8,987	i	FHLMC	LIBOR 6 M + 1.532%	1.782	09/01/37	9,067
211	i	FHLMC	LIBOR 12 M + 1.795%	2.417	09/01/37	211
4,679	i	FHLMC	LIBOR 12 M + 2.058%	4.058	02/01/38	4,687
22,477	i	FHLMC	LIBOR 12 M + 2.055%	3.805	04/01/38	23,938
9,750	i	FHLMC	LIBOR 12 M + 2.004%	3.694	06/01/38	9,860
4,758	i	FHLMC	LIBOR 12 M + 1.625%	2.375	07/01/38	4,994
5,359	i	FHLMC	LIBOR 12 M + 1.861%	2.814	06/01/40	5,368
6,174	i	FHLMC	LIBOR 12 M + 1.880%	2.630	07/01/40	6,203
13,366	i	FHLMC	LIBOR 12 M + 1.890%	2.264	01/01/41	13,536
3,320	i	FHLMC	LIBOR 12 M + 1.880%	3.630	05/01/41	3,321
107,961	i	FHLMC	LIBOR 12 M + 1.856%	2.606	08/01/41	109,843
73,445	i	FHLMC	LIBOR 12 M + 1.750%	2.318	09/01/41	77,342
13,410	i	FHLMC	LIBOR 12 M + 1.860%	2.360	10/01/41	14,176
19,893,816		FHLMC		3.000	11/01/49	21,038,776
19,267,758		FHLMC		3.000	11/01/49	20,369,094
38,928,601		FHLMC		3.000	02/01/50	41,166,738
33,367,469		FHLMC		3.500	04/01/50	35,791,978
20,183,039		FHLMC		3.500	07/01/50	21,366,112
36		Federal Home Loan Mortgage Corp Gold (FGLMC)		4.000	05/01/21	38
2		FGLMC		4.500	06/01/21	2
1		FGLMC		4.500	06/01/21	2
60		FGLMC		5.500	07/01/21	60
83,682		FGLMC		3.000	12/01/21	88,257
903		FGLMC		5.000	10/01/22	947
698		FGLMC		6.000	11/01/22	714
11,305		FGLMC		5.000	04/01/23	11,873
788		FGLMC		4.500	05/01/23	827
11,253		FGLMC		5.000	05/01/23	12,432
3,044		FGLMC		5.000	10/01/23	3,197
1,848		FGLMC		5.500	10/01/23	2,059
3,331		FGLMC		5.000	11/01/23	3,680
6,859		FGLMC		5.000	03/01/24	7,579
1,375		FGLMC		4.500	04/01/24	1,445
677		FGLMC		4.500	05/01/24	712
4,759		FGLMC		4.500	06/01/24	5,003
44,536		FGLMC		4.000	07/01/24	47,391
18,646		FGLMC		4.000	07/01/24	19,841
4,554		FGLMC		5.500	07/01/24	4,706
38,193		FGLMC		4.000	08/01/24	40,640
6,715		FGLMC		4.500	09/01/24	7,068
3,480		FGLMC		4.500	09/01/24	3,663
1,942		FGLMC		4.500	09/01/24	2,046
2,276		FGLMC		5.500	09/01/24	2,536
57,368		FGLMC		4.000	10/01/24	61,064
1,724		FGLMC		4.500	10/01/24	1,816
7,914		FGLMC		4.500	10/01/24	8,602
1,438		FGLMC		4.500	11/01/24	1,514
7,294		FGLMC		4.500	12/01/24	7,749
115

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$3,322	FGLMC	4.500%	02/01/25	$3,497
80,513	FGLMC	4.000	03/01/25	85,703
2,322	FGLMC	4.500	06/01/25	2,456
4,597	FGLMC	4.500	07/01/25	4,897
110,595	FGLMC	3.500	10/01/25	118,023
51,344	FGLMC	4.000	10/01/25	54,662
183,155	FGLMC	3.500	11/01/25	195,437
111,261	FGLMC	3.500	11/01/25	118,727
48,703	FGLMC	3.500	12/01/25	51,968
26,004	FGLMC	3.000	01/01/26	27,494
388,844	FGLMC	3.500	01/01/26	414,977
31,437	FGLMC	4.000	04/01/26	33,543
68,538	FGLMC	4.000	05/01/26	73,156
15,314	FGLMC	5.500	07/01/26	17,080
195,841	FGLMC	4.000	08/01/26	209,094
1,705	FGLMC	6.000	08/01/26	1,915
67,586	FGLMC	3.000	09/01/26	71,480
193,729	FGLMC	3.000	10/01/26	204,874
291,774	FGLMC	3.500	10/01/26	311,458
6,998	FGLMC	5.000	10/01/26	7,736
2,115	FGLMC	5.500	10/01/26	2,359
1,131,755	FGLMC	3.000	02/01/27	1,197,087
732,593	FGLMC	2.500	05/01/27	765,046
780,311	FGLMC	2.500	11/01/27	814,915
30,240	FGLMC	6.000	12/01/27	33,976
617,244	FGLMC	2.500	01/01/28	644,644
1,637,281	FGLMC	2.500	03/01/28	1,710,017
42,527	FGLMC	5.000	03/01/28	47,069
914,679	FGLMC	2.500	05/01/28	955,289
4,625	FGLMC	5.500	05/01/28	5,170
2,704,320	FGLMC	2.500	07/01/28	2,828,832
2,314,465	FGLMC	2.500	07/01/28	2,417,358
591,346	FGLMC	3.000	10/01/28	625,516
31,522	FGLMC	5.500	01/01/29	35,232
1,867	FGLMC	6.500	01/01/29	2,096
5,064	FGLMC	4.000	02/01/29	5,432
1,262,249	FGLMC	3.500	03/01/29	1,362,066
325	FGLMC	6.500	03/01/29	369
2,328,079	FGLMC	3.000	07/01/29	2,462,565
8,318	FGLMC	6.500	07/01/29	9,340
8,940	FGLMC	5.000	12/01/29	9,984
6,478,969	FGLMC	2.500	05/01/30	6,766,682
16,152	FGLMC	4.000	08/01/30	17,485
120,244	FGLMC	4.500	01/01/31	132,617
323	FGLMC	8.000	01/01/31	331
109,183	FGLMC	4.000	03/01/31	118,171
14,684	FGLMC	4.000	05/01/31	15,893
101,009	FGLMC	4.500	05/01/31	111,393
52,757	FGLMC	4.000	06/01/31	57,102
122,066	FGLMC	4.000	08/01/31	132,116
134,114	FGLMC	4.000	09/01/31	145,978
1,964	FGLMC	6.500	09/01/31	2,236
3,967	FGLMC	8.000	09/01/31	4,487
65,665	FGLMC	3.500	11/01/31	70,262
116

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$9,881,350	FGLMC	2.500%	12/01/31	$10,285,557
36,696	FGLMC	7.000	12/01/31	41,990
9,682	FGLMC	6.500	01/01/32	11,245
23,513	FGLMC	6.000	02/01/32	27,980
1,110,137	FGLMC	3.000	03/01/32	1,168,784
9,990	FGLMC	7.000	04/01/32	11,573
7,503	FGLMC	6.500	05/01/32	8,425
750,015	FGLMC	3.500	09/01/32	810,928
5,682	FGLMC	5.500	11/01/32	6,601
10,715,298	FGLMC	3.000	01/01/33	11,322,328
7,867	FGLMC	6.000	02/01/33	9,219
28,744	FGLMC	5.000	03/01/33	33,004
15,063	FGLMC	6.000	03/01/33	16,979
17,727	FGLMC	6.000	03/01/33	19,956
15,532	FGLMC	5.000	04/01/33	17,311
3,656	FGLMC	6.000	04/01/33	4,358
205,799	FGLMC	5.000	06/01/33	228,712
68,847	FGLMC	5.500	06/01/33	80,162
38,815,791	FGLMC	2.500	07/01/33	40,390,155
1,521,306	FGLMC	3.500	07/01/33	1,644,550
28,271	FGLMC	4.500	07/01/33	31,466
4,823,828	FGLMC	4.000	08/01/33	5,153,755
2,524	FGLMC	5.000	08/01/33	2,910
9,820	FGLMC	6.500	08/01/33	11,413
92,656	FGLMC	5.000	09/01/33	107,202
38,870	FGLMC	5.500	09/01/33	44,557
66,900	FGLMC	5.500	09/01/33	77,174
12,609	FGLMC	5.500	09/01/33	14,292
36,060	FGLMC	5.500	09/01/33	40,735
19,661	FGLMC	4.000	10/01/33	21,501
5,370	FGLMC	5.000	10/01/33	6,220
72,713	FGLMC	5.500	10/01/33	83,750
3,694,494	FGLMC	3.500	11/01/33	3,939,781
48,920	FGLMC	5.500	12/01/33	56,919
16,225	FGLMC	5.500	12/01/33	18,938
200,683	FGLMC	7.000	12/01/33	231,845
153,833	FGLMC	5.000	01/01/34	177,880
1,308,866	FGLMC	3.000	02/01/34	1,381,978
3,522	FGLMC	5.500	02/01/34	4,108
19,946	FGLMC	5.000	03/01/34	23,152
21,482	FGLMC	5.500	03/01/34	25,075
68,933	FGLMC	5.000	05/01/34	80,227
22,698	FGLMC	4.500	06/01/34	25,264
45,133	FGLMC	5.000	06/01/34	51,943
15,731	FGLMC	5.500	06/01/34	18,402
7,925	FGLMC	6.000	06/01/34	9,275
33,500	FGLMC	6.000	09/01/34	39,227
2,720,039	FGLMC	3.500	10/01/34	2,921,532
4,890	FGLMC	5.000	11/01/34	5,680
177,242	FGLMC	5.500	11/01/34	207,489
169,515	FGLMC	5.000	12/01/34	196,970
34,439	FGLMC	5.500	12/01/34	40,170
7,416	FGLMC	5.500	12/01/34	8,288
117

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,627	FGLMC	5.500%	01/01/35	$3,075
1,388	FGLMC	5.500	01/01/35	1,625
21,960	FGLMC	5.500	01/01/35	25,707
63,874	FGLMC	4.500	04/01/35	71,061
8,997	FGLMC	6.000	05/01/35	10,755
74,138	FGLMC	6.000	05/01/35	85,265
55,921	FGLMC	7.000	05/01/35	63,628
13,595	FGLMC	5.500	06/01/35	15,914
9,121	FGLMC	5.500	06/01/35	10,677
4,599	FGLMC	5.000	07/01/35	5,327
242,815	FGLMC	5.000	07/01/35	282,605
300,480	FGLMC	5.000	08/01/35	349,729
13,849	FGLMC	5.500	08/01/35	15,472
80,107	FGLMC	6.000	08/01/35	90,111
4,266	FGLMC	4.500	09/01/35	4,756
24,225	FGLMC	5.000	10/01/35	28,060
48,024	FGLMC	5.000	10/01/35	55,897
18,687	FGLMC	5.000	10/01/35	21,646
155,092	FGLMC	5.500	10/01/35	173,583
41,211	FGLMC	5.000	12/01/35	47,737
5,207	FGLMC	5.000	12/01/35	6,059
23,309	FGLMC	6.000	01/01/36	27,867
10,593	FGLMC	5.000	02/01/36	12,323
4,270	FGLMC	5.000	02/01/36	4,966
4,443	FGLMC	6.000	02/01/36	5,261
38,277	FGLMC	5.500	04/01/36	43,947
10,823	FGLMC	5.500	05/01/36	12,669
184,497	FGLMC	6.000	06/01/36	220,577
47,907	FGLMC	5.000	07/01/36	55,737
82,896	FGLMC	6.000	07/01/36	99,102
10,379	FGLMC	6.000	08/01/36	12,409
6,505	FGLMC	6.000	09/01/36	7,324
183,691	FGLMC	5.500	10/01/36	215,045
86,590	FGLMC	5.500	10/01/36	101,371
18,093	FGLMC	6.500	10/01/36	20,834
8,049	FGLMC	5.500	11/01/36	9,440
20,761	FGLMC	6.000	11/01/36	24,821
118,448	FGLMC	6.000	12/01/36	141,614
164,879	FGLMC	5.500	03/01/37	193,440
61,895	FGLMC	6.000	03/01/37	74,001
7,562	FGLMC	6.500	03/01/37	8,709
59,134	FGLMC	5.500	04/01/37	69,451
9,911	FGLMC	5.000	05/01/37	11,537
7,803	FGLMC	5.000	06/01/37	9,015
26,459	FGLMC	5.500	06/01/37	31,086
7,482,018	FGLMC	3.000	07/01/37	7,812,248
105,799	FGLMC	6.000	07/01/37	126,280
52,933	FGLMC	6.000	08/01/37	63,290
16,694	FGLMC	6.000	09/01/37	19,842
151,481	FGLMC	5.500	10/01/37	171,690
4,991	FGLMC	6.000	11/01/37	5,967
56,612	FGLMC	6.500	11/01/37	66,749
22,187	FGLMC	6.000	01/01/38	26,437
8,382	FGLMC	6.000	02/01/38	9,928
118

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$66,546	FGLMC	6.000%	02/01/38	$79,429
105,188	FGLMC	5.000	03/01/38	122,363
296,343	FGLMC	5.000	03/01/38	344,938
12,446	FGLMC	5.000	04/01/38	14,521
127,601	FGLMC	5.000	04/01/38	148,539
126,636	FGLMC	5.500	04/01/38	144,845
31,301	FGLMC	5.500	05/01/38	36,801
3,549	FGLMC	5.500	06/01/38	4,172
4,031	FGLMC	6.000	07/01/38	4,546
117,677	FGLMC	5.500	08/01/38	138,255
18,502	FGLMC	5.500	08/01/38	21,651
14,640	FGLMC	5.000	09/01/38	17,031
201,835	FGLMC	5.500	09/01/38	237,146
63,705	FGLMC	5.500	09/01/38	74,706
3,786	FGLMC	5.500	10/01/38	4,451
74,509	FGLMC	6.000	11/01/38	87,810
522,665	FGLMC	5.500	01/01/39	614,470
365,313	FGLMC	4.500	02/01/39	409,902
208,640	FGLMC	5.000	02/01/39	242,704
14,363	FGLMC	5.500	02/01/39	16,816
448	FGLMC	4.500	03/01/39	490
85,902	FGLMC	5.000	03/01/39	100,001
10,451	FGLMC	6.000	03/01/39	12,338
16,393	FGLMC	4.500	04/01/39	18,444
624,131	FGLMC	4.500	04/01/39	703,973
138,737	FGLMC	4.000	05/01/39	152,940
3,520	FGLMC	4.500	05/01/39	3,949
87,287	FGLMC	4.500	05/01/39	98,455
1,889,085	FGLMC	4.500	05/01/39	2,130,839
159,290	FGLMC	4.500	05/01/39	177,170
78,358	FGLMC	5.000	05/01/39	91,207
178,578	FGLMC	4.000	06/01/39	196,554
863,333	FGLMC	4.500	06/01/39	973,786
28,769	FGLMC	4.500	06/01/39	32,337
13,540	FGLMC	5.000	06/01/39	15,762
5,380	FGLMC	5.500	06/01/39	6,299
284,146	FGLMC	4.000	07/01/39	314,699
107,348	FGLMC	4.500	07/01/39	120,451
21,132	FGLMC	4.500	07/01/39	23,712
9,140	FGLMC	4.500	07/01/39	10,184
71,421	FGLMC	5.000	07/01/39	83,142
119,526	FGLMC	5.500	07/01/39	138,376
9,860	FGLMC	4.500	08/01/39	11,083
22,406	FGLMC	5.000	08/01/39	25,957
144,640	FGLMC	4.000	09/01/39	159,983
553,261	FGLMC	5.000	09/01/39	643,433
188,852	FGLMC	5.000	09/01/39	219,851
1,426	FGLMC	5.500	09/01/39	1,601
229,563	FGLMC	6.500	09/01/39	262,009
37,787	FGLMC	4.500	10/01/39	42,624
59,597	FGLMC	4.500	10/01/39	67,228
74,483	FGLMC	4.500	10/01/39	83,575
29,037	FGLMC	5.000	10/01/39	33,803
119

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$14,930	FGLMC	4.000%	11/01/39	$16,433
48,521	FGLMC	4.500	11/01/39	54,444
18,894	FGLMC	5.000	11/01/39	21,995
9,929	FGLMC	5.000	11/01/39	11,000
51,410	FGLMC	4.500	12/01/39	57,991
102,284	FGLMC	4.500	12/01/39	114,772
207,793	FGLMC	4.500	12/01/39	234,394
44,526	FGLMC	4.500	12/01/39	49,962
79,998	FGLMC	5.500	12/01/39	93,993
113,479	FGLMC	4.500	01/01/40	128,002
10,453	FGLMC	5.000	01/01/40	12,169
14,084	FGLMC	5.500	01/01/40	16,515
35,095	FGLMC	5.500	03/01/40	41,256
477,301	FGLMC	4.000	04/01/40	526,168
22,263	FGLMC	4.500	04/01/40	24,982
74,088	FGLMC	4.500	04/01/40	83,135
55,688	FGLMC	5.000	04/01/40	64,514
141,322	FGLMC	5.000	04/01/40	164,518
451,123	FGLMC	6.000	04/01/40	533,813
1,242,031	FGLMC	4.500	05/01/40	1,396,103
663,080	FGLMC	5.000	05/01/40	766,302
3,963	FGLMC	4.500	06/01/40	4,470
356,075	FGLMC	5.500	06/01/40	417,057
597,181	FGLMC	4.500	07/01/40	673,604
11,236	FGLMC	4.500	08/01/40	12,608
117,396	FGLMC	5.000	08/01/40	136,663
300,538	FGLMC	5.000	08/01/40	349,863
28,189	FGLMC	5.000	08/01/40	32,340
1,804,820	FGLMC	5.500	08/01/40	2,120,427
158,034	FGLMC	4.000	09/01/40	173,946
1,997,004	FGLMC	4.000	11/01/40	2,201,583
1,291,332	FGLMC	4.000	12/01/40	1,430,147
213,242	FGLMC	3.500	01/01/41	230,583
328,772	FGLMC	3.500	01/01/41	355,448
190,884	FGLMC	4.000	01/01/41	210,032
185,082	FGLMC	3.500	02/01/41	200,131
727,927	FGLMC	4.000	02/01/41	800,677
254,950	FGLMC	4.000	02/01/41	279,633
1,183,972	FGLMC	4.000	04/01/41	1,298,696
217,181	FGLMC	4.500	04/01/41	243,657
48,746	FGLMC	5.000	04/01/41	56,731
199,163	FGLMC	4.500	05/01/41	221,885
236,687	FGLMC	4.500	06/01/41	266,933
592,983	FGLMC	3.500	10/01/41	640,942
515,580	FGLMC	5.000	10/01/41	600,039
863,898	FGLMC	3.500	11/01/41	934,212
315,481	FGLMC	4.500	12/01/41	353,870
2,684,199	FGLMC	3.500	01/01/42	2,903,007
792,600	FGLMC	3.500	02/01/42	857,211
857,424	FGLMC	3.500	04/01/42	926,994
2,103,879	FGLMC	4.000	05/01/42	2,328,899
6,171,543	FGLMC	4.500	05/01/42	6,950,395
1,367,313	FGLMC	3.500	07/01/42	1,487,080
326,198	FGLMC	3.000	08/01/42	345,220
120

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,251,931	FGLMC	3.000%	10/01/42	$2,383,267
1,581,035	FGLMC	3.000	10/01/42	1,681,719
694,572	FGLMC	3.500	12/01/42	755,472
2,204,647	FGLMC	2.500	01/01/43	2,283,584
4,431,907	FGLMC	3.000	01/01/43	4,695,133
6,736,060	FGLMC	3.000	04/01/43	7,136,205
16,007,967	FGLMC	3.000	04/01/43	17,027,617
2,037,102	FGLMC	3.500	05/01/43	2,202,696
2,732,634	FGLMC	3.000	08/01/43	2,906,706
1,872,418	FGLMC	3.000	08/01/43	1,991,691
2,091,572	FGLMC	3.500	08/01/43	2,260,737
991,888	FGLMC	4.500	10/01/43	1,120,043
1,101,688	FGLMC	4.000	11/01/43	1,208,760
2,009,683	FGLMC	3.500	02/01/44	2,168,614
1,673,296	FGLMC	4.000	02/01/44	1,841,107
11,552,716	FGLMC	4.000	02/01/44	12,731,471
762,623	FGLMC	4.000	04/01/44	836,501
968,021	FGLMC	4.500	05/01/44	1,076,997
1,729,513	FGLMC	4.000	06/01/44	1,896,482
2,655,724	FGLMC	4.000	08/01/44	2,911,805
1,964,791	FGLMC	3.500	09/01/44	2,113,268
2,772,765	FGLMC	3.500	11/01/44	2,980,694
3,601,396	FGLMC	3.500	12/01/44	3,868,725
2,236,257	FGLMC	3.500	01/01/45	2,413,422
4,309,358	FGLMC	3.000	02/01/45	4,536,893
5,789,523	FGLMC	3.500	03/01/45	6,222,762
3,179,589	FGLMC	4.000	03/01/45	3,497,350
2,100,141	FGLMC	3.000	04/01/45	2,211,209
4,167,739	FGLMC	3.500	04/01/45	4,478,048
11,175,392	FGLMC	3.500	07/01/45	12,034,814
8,337,138	FGLMC	4.500	07/01/45	9,268,807
22,195,191	FGLMC	3.000	08/01/45	23,592,167
17,194,770	FGLMC	3.500	10/01/45	18,657,069
3,730,380	FGLMC	4.000	11/01/45	4,072,622
7,080,489	FGLMC	3.500	12/01/45	7,598,096
15,770,061	FGLMC	3.000	03/01/46	16,544,411
5,434,882	FGLMC	3.500	03/01/46	5,831,078
2,808,985	FGLMC	4.000	03/01/46	3,058,808
11,724,996	FGLMC	3.000	04/01/46	12,301,112
12,822,929	FGLMC	3.500	05/01/46	13,826,675
8,513,492	FGLMC	3.500	08/01/46	9,149,756
17,092,761	FGLMC	3.000	09/01/46	18,039,996
7,143,807	FGLMC	4.000	09/01/46	7,660,666
6,176,744	FGLMC	3.000	11/01/46	6,534,017
22,730,038	FGLMC	3.000	11/01/46	23,828,100
7,254,285	FGLMC	3.000	11/01/46	7,633,178
4,326,599	FGLMC	3.000	12/01/46	4,549,414
6,016,868	FGLMC	3.500	12/01/46	6,410,761
9,615,612	FGLMC	3.000	02/01/47	10,170,891
3,598,816	FGLMC	3.500	02/01/47	3,837,881
3,237,688	FGLMC	4.000	02/01/47	3,505,500
6,303,423	FGLMC	3.500	05/01/47	6,691,813
3,664,308	FGLMC	3.000	08/01/47	3,847,513
121

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,914,059	FGLMC	3.000%	11/01/47	$5,143,106
8,054,910	FGLMC	3.000	12/01/47	8,405,935
19,384,878	FGLMC	3.000	01/01/48	20,478,306
9,018,832	FGLMC	3.000	02/01/48	9,409,379
7,490,856	FGLMC	3.500	03/01/48	7,967,209
7,112,221	FGLMC	3.500	05/01/48	7,526,808
5,304,039	FGLMC	4.000	05/01/48	5,714,861
7,439,670	FGLMC	3.500	07/01/48	7,877,517
8,139,221	FGLMC	4.000	07/01/48	8,734,562
14,709,316	FGLMC	4.000	08/01/48	15,777,406
2,924,708	FGLMC	4.500	09/01/48	3,188,053
11,670,848	FGLMC	4.000	10/01/48	12,515,801
7,085,984	FGLMC	4.500	12/01/48	7,713,605
4,025,709	FGLMC	4.500	02/01/49	4,380,821
9,435,981	FGLMC	3.500	05/01/49	9,961,031
336	Federal National Mortgage Association (FNMA)	5.500	08/01/21	337
117	FNMA	6.000	08/01/21	118
1	FNMA	5.000	10/01/21	1
1	FNMA	5.000	11/01/21	1
76	FNMA	5.500	11/01/21	76
1,381	FNMA	5.500	10/01/22	1,410
782	FNMA	6.000	10/01/22	801
397	FNMA	5.000	03/01/23	417
11,528	FNMA	4.500	06/01/23	12,097
1,434	FNMA	5.000	06/01/23	1,506
2,095	FNMA	5.500	06/01/23	2,334
1,765	FNMA	5.000	07/01/23	1,852
18,181	FNMA	5.000	07/01/23	19,098
1,669	FNMA	5.500	08/01/23	1,721
4,334	FNMA	5.000	11/01/23	4,786
7	FNMA	5.500	11/01/23	7
9,251	FNMA	5.500	01/01/24	9,362
4,896	FNMA	5.500	02/01/24	5,455
19,477	FNMA	4.000	03/01/24	20,719
1,624	FNMA	4.500	04/01/24	1,707
78,265	FNMA	4.000	05/01/24	83,260
24,248	FNMA	4.000	05/01/24	25,805
2,083	FNMA	4.000	06/01/24	2,216
2,772	FNMA	4.500	07/01/24	2,920
2,915	FNMA	5.500	07/01/24	3,248
65	FNMA	8.000	07/01/24	70
15,709	FNMA	4.500	08/01/24	16,500
54,244	FNMA	4.000	09/01/24	57,719
16,110	FNMA	4.000	09/01/24	17,153
5,352	FNMA	4.500	09/01/24	5,643
142,507	FNMA	4.500	10/01/24	150,354
7,995	FNMA	5.000	01/01/25	8,833
11,424	FNMA	4.500	02/01/25	12,044
79,431	FNMA	4.500	03/01/25	84,544
1,523	FNMA	4.500	03/01/25	1,600
37,223	FNMA	5.000	03/01/25	41,136
24,822	FNMA	4.500	04/01/25	26,387
58,922	FNMA	4.500	04/01/25	62,273
297,168	FNMA	4.000	05/01/25	316,283
122

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$112,860	FNMA	4.000%	06/01/25	$120,179
60,402	FNMA	4.500	06/01/25	63,669
33,019	FNMA	4.000	08/01/25	35,164
17,629	FNMA	5.500	08/01/25	19,847
127,916	FNMA	3.500	09/01/25	136,463
147,390	FNMA	4.000	09/01/25	156,813
243,685	FNMA	3.500	10/01/25	260,023
199,337	FNMA	3.500	10/01/25	212,609
87,041	FNMA	5.000	10/01/25	96,240
137,012	FNMA	4.000	11/01/25	145,896
212,796	FNMA	3.500	12/01/25	227,050
986,048	FNMA	3.500	02/01/26	1,052,060
159,514	FNMA	3.500	02/01/26	170,187
50,904	FNMA	4.000	03/01/26	54,322
155,742	FNMA	4.000	06/01/26	166,284
135,885	FNMA	3.500	08/01/26	144,858
105,524	FNMA	3.500	09/01/26	112,618
56,691	FNMA	4.000	09/01/26	60,496
180,073	FNMA	3.500	10/01/26	192,136
3,734	FNMA	6.000	10/01/26	4,192
244,490	FNMA	3.000	11/01/26	258,320
219,198	FNMA	3.000	12/01/26	231,769
591,942	FNMA	3.000	01/01/27	625,907
613,523	FNMA	4.000	01/01/27	653,189
459,296	FNMA	3.500	02/01/27	489,971
731,711	FNMA	3.000	04/01/27	773,777
471,012	FNMA	3.000	04/01/27	498,053
270,985	FNMA	3.500	05/01/27	291,608
303,796	FNMA	2.500	06/01/27	317,138
850,171	FNMA	3.000	06/01/27	899,080
359,957	FNMA	2.500	07/01/27	375,819
768,044	FNMA	2.500	09/01/27	801,928
8,862	FNMA	5.500	09/01/27	9,898
1,276,443	FNMA	2.500	10/01/27	1,332,738
790,081	FNMA	3.000	11/01/27	834,906
1,579	FNMA	5.500	01/01/28	1,772
3,158,989	FNMA	2.500	02/01/28	3,305,157
2,504,073	FNMA	2.500	02/01/28	2,614,659
1,181	FNMA	5.000	02/01/28	1,313
1,856,656	FNMA	2.500	04/01/28	1,938,651
2,703,132	FNMA	2.500	04/01/28	2,822,551
7,040	FNMA	5.500	06/01/28	7,867
755,173	FNMA	2.500	07/01/28	788,490
1,520,900	FNMA	2.500	08/01/28	1,588,006
1,941,064	FNMA	3.000	10/01/28	2,052,857
1,275	FNMA	5.500	11/01/28	1,425
7	FNMA	7.500	01/01/29	8
2,425,863	FNMA	3.000	03/01/29	2,565,022
9,326	FNMA	4.000	03/01/29	10,000
8,981,717	FNMA	3.000	04/01/29	9,527,831
35,242	FNMA	4.500	04/01/29	38,335
27,011	FNMA	4.000	05/01/29	28,959
13,957	FNMA	4.500	06/01/29	15,181
123

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,791	FNMA	4.000%	07/01/29	$5,159
90,950	FNMA	4.500	08/01/29	99,800
11,371,584	FNMA	3.500	09/01/29	12,406,353
18,347	FNMA	4.500	09/01/29	20,115
18,054	FNMA	4.500	11/01/29	19,662
5,057	FNMA	4.500	01/01/30	5,550
1,476,444	FNMA	2.500	02/01/30	1,541,392
12,088	FNMA	4.000	03/01/30	13,047
5,442	FNMA	4.500	05/01/30	5,973
7,533	FNMA	4.500	06/01/30	8,268
3,471,985	FNMA	3.000	07/01/30	3,673,743
69,077	FNMA	4.500	08/01/30	75,824
15,187	FNMA	4.000	09/01/30	16,435
98,602	FNMA	4.000	10/01/30	106,679
858,965	FNMA	4.000	11/01/30	929,569
157,409	FNMA	4.000	11/01/30	170,311
32,965	FNMA	4.500	12/01/30	36,349
3,066,254	FNMA	3.000	02/01/31	3,242,887
48,664	FNMA	3.500	02/01/31	52,327
53,033	FNMA	4.000	02/01/31	57,381
481	FNMA	7.500	03/01/31	571
3,843,868	FNMA	2.500	04/01/31	3,999,042
144,153	FNMA	3.500	04/01/31	152,904
16,473	FNMA	4.000	04/01/31	17,823
3,264,797	FNMA	3.000	05/01/31	3,454,932
1,563	FNMA	6.000	05/01/31	1,843
4,017,107	FNMA	2.500	06/01/31	4,179,633
648,349	FNMA	4.500	07/01/31	722,515
88,081	FNMA	4.500	07/01/31	97,109
502,610	FNMA	4.000	08/01/31	551,183
5,235,813	FNMA	2.500	09/01/31	5,447,812
2,847,210	FNMA	3.000	09/01/31	3,013,294
33,098	FNMA	4.000	09/01/31	36,200
292	FNMA	6.500	09/01/31	327
16,738	FNMA	6.000	11/01/31	19,783
2,265	FNMA	6.500	11/01/31	2,606
5,483,746	FNMA	2.500	12/01/31	5,706,142
916,463	FNMA	3.500	01/01/32	980,270
5,935	FNMA	6.000	01/01/32	7,042
1,037	FNMA	6.000	01/01/32	1,163
386,805	FNMA	3.500	02/01/32	413,793
3,688	FNMA	6.000	02/01/32	4,331
3,823,856	FNMA	3.000	03/01/32	4,039,324
18,117	FNMA	6.500	04/01/32	21,344
13,657,240	FNMA	3.000	06/01/32	14,427,328
33,644	FNMA	6.500	07/01/32	38,426
6,327	FNMA	6.500	08/01/32	7,219
422,681	FNMA	3.000	09/01/32	444,415
16,081	FNMA	7.500	09/01/32	18,465
1,257,054	FNMA	3.000	10/01/32	1,314,064
31,037	FNMA	5.500	10/01/32	36,015
8,385	FNMA	6.000	11/01/32	9,892
8,971,381	FNMA	3.000	12/01/32	9,478,100
498	FNMA	5.500	12/01/32	556
124

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$12,713	FNMA	5.500%	12/01/32	$14,800
12,208	FNMA	6.000	12/01/32	14,326
74,597	FNMA	5.500	01/01/33	86,350
167,675	FNMA	6.000	01/01/33	200,238
67,254	FNMA	5.000	02/01/33	76,627
3,889	FNMA	5.000	02/01/33	4,339
922,571	FNMA	3.000	04/01/33	972,881
1,070,990	FNMA	3.500	04/01/33	1,157,316
4,050	FNMA	6.000	04/01/33	4,825
6,911,893	FNMA	3.500	05/01/33	7,412,081
528,045	FNMA	5.500	05/01/33	607,440
30,140	FNMA	5.000	06/01/33	34,737
62,526	FNMA	5.500	06/01/33	72,830
10,426	FNMA	4.500	07/01/33	11,505
35,653	FNMA	5.000	07/01/33	41,275
50,556	FNMA	4.500	08/01/33	55,763
3,797	FNMA	4.500	08/01/33	4,130
10,539	FNMA	5.000	08/01/33	12,128
23,696	FNMA	5.500	09/01/33	26,445
86,009	FNMA	5.500	09/01/33	96,446
7,182	FNMA	6.000	09/01/33	8,186
83,395	FNMA	4.500	10/01/33	92,775
12,580	FNMA	5.000	10/01/33	14,584
7,075	FNMA	5.000	10/01/33	7,911
139,072	FNMA	5.500	10/01/33	157,480
296,985	FNMA	5.500	10/01/33	346,315
4,425	FNMA	4.500	11/01/33	4,903
16,665	FNMA	5.000	11/01/33	19,281
1,131,615	FNMA	5.000	11/01/33	1,308,432
129,290	FNMA	5.000	12/01/33	149,108
150,979	FNMA	5.500	12/01/33	175,390
1,601,832	FNMA	3.000	01/01/34	1,685,573
50,627	FNMA	5.000	02/01/34	57,398
219,384	FNMA	6.000	02/01/34	253,089
12,680	FNMA	5.000	03/01/34	14,642
302,462	FNMA	5.000	03/01/34	349,461
5,368	FNMA	5.000	03/01/34	6,200
6,932	FNMA	5.000	03/01/34	7,997
14,896	FNMA	5.000	03/01/34	17,190
4,450	FNMA	5.000	03/01/34	5,136
41,410	FNMA	5.000	04/01/34	48,090
46,045	FNMA	5.500	04/01/34	53,221
20,643	FNMA	4.500	05/01/34	22,802
11,157	FNMA	4.500	05/01/34	12,396
10,431	FNMA	5.500	07/01/34	12,197
16,355	FNMA	5.500	07/01/34	19,117
16,316	FNMA	7.000	07/01/34	18,818
122,962	FNMA	5.000	08/01/34	142,722
13,555	FNMA	5.000	08/01/34	15,689
72,880	FNMA	6.000	08/01/34	84,172
12,676	FNMA	6.000	08/01/34	15,124
7,782	FNMA	4.500	09/01/34	8,655
255,671	FNMA	5.500	09/01/34	298,953
125

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$12,437,006		FNMA		2.500%	11/01/34	$12,937,943
2,484		FNMA		5.500	11/01/34	2,905
9,061		FNMA		6.000	11/01/34	10,185
17,153,308		FNMA		2.500	12/01/34	17,845,759
15,213,395		FNMA		3.000	12/01/34	16,063,445
3,851		FNMA		5.000	12/01/34	4,460
2,342		FNMA		5.500	12/01/34	2,740
9,439		FNMA		6.000	12/01/34	10,843
353,485		FNMA		4.500	01/01/35	392,598
29,176		FNMA		5.500	01/01/35	33,474
13,556,117		FNMA		3.500	02/01/35	14,465,267
764,176		FNMA		5.500	02/01/35	897,733
34,035		FNMA		5.500	02/01/35	39,823
11,625,803		FNMA		2.500	03/01/35	12,094,062
115,919		FNMA		5.500	04/01/35	129,485
30,517		FNMA		6.000	04/01/35	35,322
31,871		FNMA		6.000	04/01/35	38,084
14,116,395		FNMA		2.500	05/01/35	14,686,840
40,766		FNMA		6.000	05/01/35	48,416
12,875		FNMA		5.000	06/01/35	14,952
1,624	i	FNMA	LIBOR 12 M + 1.570%	2.284	07/01/35	1,642
38,995		FNMA		5.000	07/01/35	45,125
3,615,531		FNMA		3.000	08/01/35	3,800,909
81,852		FNMA		4.500	08/01/35	90,995
50,855		FNMA		5.000	08/01/35	59,129
89,690		FNMA		5.000	08/01/35	104,249
2,981		FNMA		4.500	09/01/35	3,320
3,676		FNMA		4.500	09/01/35	4,086
9,732		FNMA		5.500	09/01/35	11,387
13,420,390		FNMA		2.500	10/01/35	13,969,405
37,695		FNMA		5.000	10/01/35	42,031
107,442		FNMA		5.500	10/01/35	125,137
23,342,683		FNMA		1.500	11/01/35	23,469,616
22,841,684		FNMA		2.000	11/01/35	23,461,711
13,854,211		FNMA		2.500	11/01/35	14,417,341
3,034		FNMA		5.000	11/01/35	3,179
111,670		FNMA		5.500	11/01/35	130,491
9,288,022		FNMA		2.000	12/01/35	9,540,141
30,003,072		FNMA		1.500	01/01/36	30,157,310
4,516,326		FNMA		3.500	01/01/36	4,879,570
32,008	i	FNMA	LIBOR 12 M + 1.535%	1.910	02/01/36	32,347
271,369		FNMA		5.000	02/01/36	315,680
19,888,321		FNMA		1.500	03/01/36	19,990,612
99,649,509		FNMA		2.000	03/01/36	102,354,450
132,668		FNMA		6.000	03/01/36	158,409
10,000,000	h	FNMA		1.000	04/01/36	10,051,221
10,000,000	h	FNMA		1.500	04/01/36	10,051,429
30,000,000	h	FNMA		2.000	04/01/36	30,814,337
1,545,686		FNMA		3.500	05/01/36	1,670,239
1,885		FNMA		5.000	05/01/36	2,159
166,932		FNMA		6.000	06/01/36	199,483
17,106	i	FNMA	LIBOR 12 M + 1.595%	2.345	07/01/36	17,250
11,239		FNMA		6.000	07/01/36	13,180
58,985		FNMA		6.500	07/01/36	67,059
126

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$11,321,707		FNMA		3.000%	08/01/36	$11,902,521
79,761		FNMA		5.500	08/01/36	89,284
117,308		FNMA		6.500	08/01/36	140,809
1,958,479		FNMA		3.000	09/01/36	2,059,002
8,975		FNMA		5.500	09/01/36	10,498
3,547		FNMA		6.500	09/01/36	4,148
11,625		FNMA		6.500	09/01/36	13,753
16,607		FNMA		6.000	10/01/36	19,847
4,250,362		FNMA		3.000	11/01/36	4,468,646
8,174		FNMA		6.500	11/01/36	9,449
48,208		FNMA		6.000	12/01/36	57,616
6,716	i	FNMA	LIBOR 12 M + 1.754%	2.129	01/01/37	6,814
21,616		FNMA		5.500	01/01/37	25,360
991	i	FNMA	LIBOR 6 M + 1.460%	1.710	02/01/37	1,018
146,956		FNMA		5.500	02/01/37	172,034
7,722		FNMA		6.000	02/01/37	9,080
12,347		FNMA		7.000	02/01/37	14,209
2,544	i	FNMA	LIBOR 12 M + 1.809%	2.532	03/01/37	2,558
1,200		FNMA		5.000	03/01/37	1,393
49,350		FNMA		6.500	03/01/37	58,352
44,445		FNMA		6.500	03/01/37	51,242
37,400		FNMA		7.000	04/01/37	45,105
54,192		FNMA		5.000	05/01/37	62,978
1,442		FNMA		7.000	05/01/37	1,519
9,848	i	FNMA	LIBOR 12 M + 1.782%	2.655	06/01/37	9,901
12,667		FNMA		5.500	06/01/37	14,864
14,394		FNMA		5.500	08/01/37	16,843
6,674		FNMA		6.000	08/01/37	7,969
11,785		FNMA		6.500	08/01/37	13,297
14,624		FNMA		5.500	09/01/37	16,328
21,370		FNMA		6.000	09/01/37	24,904
52,921		FNMA		6.000	09/01/37	63,028
65,569		FNMA		6.000	09/01/37	76,969
24,102		FNMA		6.000	09/01/37	28,491
96,957		FNMA		6.000	09/01/37	115,606
12,722		FNMA		6.500	09/01/37	14,310
4,159		FNMA		6.500	09/01/37	4,668
11,938	i	FNMA	DGS1 + 2.275%	2.400	10/01/37	12,016
8,904		FNMA		6.500	10/01/37	10,287
88,487		FNMA		5.500	11/01/37	102,399
183,252		FNMA		6.000	11/01/37	218,461
2,748		FNMA		7.000	11/01/37	2,840
4,039,200		FNMA		3.000	12/01/37	4,211,546
4,343,036		FNMA		4.000	01/01/38	4,712,797
501		FNMA		6.500	01/01/38	568
55,508		FNMA		5.500	02/01/38	65,166
26,115		FNMA		6.500	02/01/38	29,312
13,573		FNMA		7.000	02/01/38	16,374
12,365	i	FNMA	LIBOR 12 M + 1.770%	3.770	03/01/38	12,366
5,083		FNMA		5.000	03/01/38	5,909
2,394		FNMA		5.000	03/01/38	2,784
9,976		FNMA		5.500	03/01/38	11,716
3,871		FNMA		6.000	03/01/38	4,774
127

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$5,153		FNMA		6.500%	03/01/38	$6,043
35,623		FNMA		6.500	03/01/38	40,484
4,986		FNMA		6.500	03/01/38	5,596
14,720		FNMA		5.000	04/01/38	16,291
154,094		FNMA		5.500	04/01/38	181,067
173,950		FNMA		6.000	04/01/38	206,313
12,538		FNMA		4.500	05/01/38	13,810
588,078		FNMA		5.000	05/01/38	683,765
128,977		FNMA		5.000	05/01/38	147,145
391,716		FNMA		6.000	06/01/38	464,590
659,256		FNMA		6.500	06/01/38	769,756
141,057		FNMA		6.000	07/01/38	168,016
1,248	i	FNMA	LIBOR 12 M + 1.750%	2.375	08/01/38	1,252
1,811	i	FNMA	LIBOR 12 M + 1.603%	2.475	08/01/38	1,903
415,193		FNMA		6.000	09/01/38	492,856
10,495	i	FNMA	LIBOR 12 M + 1.321%	1.821	10/01/38	10,506
640		FNMA		6.000	10/01/38	722
5,188		FNMA		5.500	11/01/38	6,030
2,112		FNMA		5.000	12/01/38	2,457
436,310		FNMA		5.500	12/01/38	510,269
62,105		FNMA		4.500	01/01/39	70,011
47,079		FNMA		5.000	01/01/39	54,357
1,525,711		FNMA		5.000	01/01/39	1,771,443
63,094		FNMA		5.500	01/01/39	73,897
230,633		FNMA		5.500	01/01/39	271,052
15,049		FNMA		6.000	01/01/39	17,759
1,523		FNMA		6.000	01/01/39	1,712
79,333		FNMA		4.500	02/01/39	89,119
225,219		FNMA		4.500	02/01/39	252,622
128,035		FNMA		4.500	02/01/39	144,345
4,443		FNMA		5.500	02/01/39	5,191
250,308		FNMA		4.000	04/01/39	276,983
13,283		FNMA		5.500	04/01/39	15,441
428,334		FNMA		4.500	05/01/39	480,444
90,105		FNMA		4.500	05/01/39	101,538
234,070		FNMA		4.500	06/01/39	263,711
77,131		FNMA		4.500	06/01/39	85,862
180,845		FNMA		5.500	06/01/39	212,387
5,568	i	FNMA	LIBOR 12 M + 1.835%	2.799	07/01/39	5,879
48,045		FNMA		4.500	07/01/39	53,492
54,303		FNMA		4.500	07/01/39	60,869
5,363		FNMA		5.000	07/01/39	6,150
6,238	i	FNMA	LIBOR 12 M + 1.650%	2.275	08/01/39	6,333
8,088	i	FNMA	LIBOR 12 M + 1.690%	2.400	08/01/39	8,498
862,096		FNMA		4.000	08/01/39	949,600
139,959		FNMA		4.000	08/01/39	154,886
11,695		FNMA		4.500	08/01/39	13,131
604,464		FNMA		4.500	08/01/39	681,559
170,529		FNMA		4.500	08/01/39	191,172
682,074		FNMA		5.000	08/01/39	781,821
6,152		FNMA		5.000	08/01/39	7,073
336,571		FNMA		4.000	09/01/39	372,496
27,245		FNMA		5.000	09/01/39	31,703
142,093		FNMA		5.500	09/01/39	165,411
128

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$83,975		FNMA		6.000%	09/01/39	$99,768
293,765		FNMA		6.500	10/01/39	353,495
15,512		FNMA		5.000	11/01/39	18,050
359,056		FNMA		4.000	12/01/39	395,534
43,970		FNMA		4.500	12/01/39	48,976
82,577		FNMA		4.500	12/01/39	92,577
1,255,476		FNMA		4.500	12/01/39	1,407,844
10,965	i	FNMA	LIBOR 12 M + 1.815%	2.190	01/01/40	11,559
25,635		FNMA		4.500	01/01/40	28,754
30,735		FNMA		5.000	01/01/40	35,766
190,120		FNMA		6.000	02/01/40	225,104
11,622,763		FNMA		2.500	03/01/40	11,955,801
243,175		FNMA		4.500	03/01/40	270,790
130,852		FNMA		4.500	03/01/40	147,474
12,517		FNMA		5.000	03/01/40	14,566
14,796,183		FNMA		2.500	04/01/40	15,229,232
16,513,225		FNMA		3.000	04/01/40	17,255,053
12,945		FNMA		4.500	04/01/40	14,516
470,499		FNMA		5.000	04/01/40	547,513
317,658		FNMA		5.000	04/01/40	366,960
45,029	i	FNMA	LIBOR 12 M + 1.847%	2.349	05/01/40	47,566
50,001	i	FNMA	LIBOR 12 M + 1.782%	3.585	05/01/40	52,800
18,494	i	FNMA	LIBOR 12 M + 1.864%	3.614	05/01/40	18,838
15,565		FNMA		4.500	05/01/40	17,407
11,465,040		FNMA		2.500	06/01/40	11,835,745
29,892		FNMA		4.500	07/01/40	33,526
29,682		FNMA		4.500	07/01/40	33,053
39,551		FNMA		5.000	07/01/40	45,803
9,634	i	FNMA	LIBOR 12 M + 1.805%	2.430	08/01/40	9,651
247,950		FNMA		4.500	08/01/40	277,645
348,319		FNMA		4.500	08/01/40	389,998
261,621		FNMA		5.000	08/01/40	299,576
597,542		FNMA		4.500	09/01/40	673,783
250,305		FNMA		4.500	09/01/40	281,154
539,490		FNMA		6.000	09/01/40	644,523
81,164		FNMA		3.500	10/01/40	87,663
371,373		FNMA		4.000	10/01/40	407,269
865,436		FNMA		4.000	10/01/40	951,920
634,715		FNMA		4.500	10/01/40	715,646
731,713		FNMA		3.500	11/01/40	790,583
800,409		FNMA		4.000	11/01/40	877,806
792,796		FNMA		4.000	11/01/40	872,729
478,928		FNMA		4.000	11/01/40	527,645
86,575		FNMA		4.500	11/01/40	97,113
19,125,962		FNMA		2.000	12/01/40	19,386,302
26,147	i	FNMA	LIBOR 12 M + 1.823%	2.198	12/01/40	26,129
255,818		FNMA		4.000	12/01/40	280,556
2,096,168		FNMA		4.500	12/01/40	2,360,695
25,427		FNMA		3.500	01/01/41	27,462
5,949,642		FNMA		1.500	02/01/41	5,866,824
14,884,849		FNMA		2.000	02/01/41	15,087,923
29,889	i	FNMA	LIBOR 12 M + 1.807%	2.229	02/01/41	31,518
120,672		FNMA		3.500	02/01/41	129,808
129

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$718,527		FNMA		4.000%	02/01/41	$789,923
689,646		FNMA		4.000	03/01/41	759,767
20,000,000		FNMA		2.000	04/01/41	20,272,860
526,315		FNMA		4.500	04/01/41	592,579
711,730		FNMA		4.500	05/01/41	792,584
125,624		FNMA		4.500	05/01/41	141,616
344,270		FNMA		4.500	06/01/41	386,780
73,847	i	FNMA	LIBOR 12 M + 1.788%	2.817	07/01/41	77,964
454,974		FNMA		4.500	07/01/41	512,937
1,074,863		FNMA		4.000	09/01/41	1,182,298
631,671		FNMA		4.500	09/01/41	708,435
239,586		FNMA		5.500	09/01/41	280,481
49,346	i	FNMA	LIBOR 12 M + 1.857%	2.359	10/01/41	51,374
392,396		FNMA		3.500	11/01/41	425,351
361,480		FNMA		3.500	11/01/41	389,074
168,077	i	FNMA	LIBOR 12 M + 1.750%	2.238	12/01/41	177,139
15,528,887		FNMA		3.500	12/01/41	16,785,625
2,390,921		FNMA		3.500	12/01/41	2,573,417
452,295		FNMA		4.000	12/01/41	497,512
1,176,188		FNMA		3.500	03/01/42	1,271,581
800,060		FNMA		4.000	03/01/42	880,024
2,565,600		FNMA		3.500	04/01/42	2,789,458
976,970		FNMA		3.500	04/01/42	1,063,309
958,602		FNMA		4.500	04/01/42	1,079,349
948,294		FNMA		5.000	04/01/42	1,103,180
712,335		FNMA		4.000	05/01/42	783,887
829,811		FNMA		5.000	05/01/42	954,327
770,293		FNMA		3.000	06/01/42	815,739
3,377,355		FNMA		3.500	06/01/42	3,651,311
2,743,578		FNMA		4.000	06/01/42	3,023,153
1,879,495		FNMA		4.000	06/01/42	2,067,796
5,079,257		FNMA		3.500	07/01/42	5,491,222
1,053,234		FNMA		4.500	07/01/42	1,173,319
1,103,349		FNMA		3.500	08/01/42	1,196,225
1,741,395		FNMA		3.000	09/01/42	1,846,110
2,236,488		FNMA		3.500	09/01/42	2,417,902
11,417,498		FNMA		4.500	09/01/42	12,848,110
3,996,298		FNMA		3.000	10/01/42	4,248,952
1,051,763		FNMA		3.500	10/01/42	1,137,082
1,745,481		FNMA		2.500	01/01/43	1,809,008
5,678,415		FNMA		3.000	01/01/43	6,036,599
6,625,625		FNMA		3.000	02/01/43	7,015,996
18,503,005		FNMA		3.000	04/01/43	19,655,604
12,983,721		FNMA		3.000	04/01/43	13,749,014
1,596,498		FNMA		3.000	04/01/43	1,688,944
4,561,685		FNMA		3.000	04/01/43	4,825,607
99,309	i	FNMA	LIBOR 12 M + 1.695%	2.591	06/01/43	103,051
4,543,431		FNMA		3.000	06/01/43	4,811,244
40,604	i	FNMA	LIBOR 12 M + 1.550%	2.453	07/01/43	41,833
4,086,089		FNMA		3.000	07/01/43	4,344,370
3,311,959		FNMA		3.500	07/01/43	3,579,799
10,296,780		FNMA		3.500	07/01/43	11,125,281
3,721,260		FNMA		3.000	08/01/43	3,956,420
1,923,662		FNMA		4.000	08/01/43	2,129,701
130

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$3,108,907	FNMA	3.000%	09/01/43	$3,335,838
3,561,132	FNMA	3.500	09/01/43	3,867,315
2,944,204	FNMA	3.500	10/01/43	3,200,333
315,605	FNMA	4.500	10/01/43	356,503
842,113	FNMA	4.000	11/01/43	923,662
2,042,363	FNMA	4.000	11/01/43	2,250,641
2,037,776	FNMA	4.500	12/01/43	2,285,349
629,371	FNMA	4.500	12/01/43	706,185
2,356,036	FNMA	4.000	01/01/44	2,596,310
33,805,587	FNMA	4.000	03/01/44	37,414,910
1,533,151	FNMA	4.000	05/01/44	1,686,374
1,457,610	FNMA	4.000	07/01/44	1,597,853
1,616,885	FNMA	4.000	07/01/44	1,772,327
1,074,947	FNMA	3.500	09/01/44	1,155,850
1,470,178	FNMA	4.000	09/01/44	1,618,880
3,652,241	FNMA	3.500	10/01/44	3,928,352
9,388,061	FNMA	5.000	11/01/44	10,842,460
1,504,185	FNMA	4.000	12/01/44	1,648,708
10,511,080	FNMA	3.000	01/01/45	11,166,982
3,119,771	FNMA	3.000	01/01/45	3,294,855
15,792,862	FNMA	3.500	01/01/45	16,974,315
5,623,896	FNMA	3.500	02/01/45	6,041,111
3,862,206	FNMA	3.000	04/01/45	4,064,955
5,706,281	FNMA	3.500	05/01/45	6,125,125
5,712,041	FNMA	3.500	07/01/45	6,136,789
7,474,283	FNMA	4.000	07/01/45	8,232,223
17,586,173	FNMA	3.500	09/01/45	18,993,848
8,578,485	FNMA	3.000	11/01/45	8,984,081
4,085,436	FNMA	3.500	11/01/45	4,383,470
11,462,363	FNMA	4.000	11/01/45	12,545,485
3,585,209	FNMA	3.500	12/01/45	3,834,810
11,007,786	FNMA	3.500	12/01/45	11,807,067
5,250,932	FNMA	3.500	12/01/45	5,633,930
14,659,824	FNMA	3.500	01/01/46	15,727,530
2,960,103	FNMA	3.500	02/01/46	3,175,322
9,601,300	FNMA	3.500	04/01/46	10,322,215
4,798,186	FNMA	4.500	05/01/46	5,283,003
3,812,022	FNMA	3.000	06/01/46	4,011,277
6,406,979	FNMA	3.500	07/01/46	6,852,457
10,304,589	FNMA	3.500	08/01/46	11,128,521
6,155,354	FNMA	4.000	08/01/46	6,707,780
6,133,124	FNMA	3.000	09/01/46	6,449,741
6,990,903	FNMA	3.000	10/01/46	7,351,165
38,047,153	FNMA	3.000	11/01/46	40,196,231
3,636,262	FNMA	3.500	12/01/46	3,875,871
43,986,818	FNMA	3.000	01/01/47	46,073,060
5,377,622	FNMA	3.000	02/01/47	5,685,127
4,583,697	FNMA	4.000	02/01/47	4,962,655
7,573,696	FNMA	3.000	03/01/47	7,965,565
5,394,271	FNMA	3.500	03/01/47	5,741,653
1,388,120	FNMA	4.000	03/01/47	1,502,122
937,060	FNMA	4.500	03/01/47	1,031,086
6,179,920	FNMA	3.000	04/01/47	6,499,752
131

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$10,577,328		FNMA	3.000%	04/01/47	$11,135,784
7,227,175		FNMA	3.500	04/01/47	7,715,663
3,606,376		FNMA	3.500	05/01/47	3,836,596
6,240,689		FNMA	3.500	07/01/47	6,739,926
31,159,564		FNMA	4.000	07/01/47	33,663,307
38,924,367		FNMA	3.500	11/01/47	41,302,207
3,117,558		FNMA	4.500	11/01/47	3,417,824
3,781,954		FNMA	3.500	01/01/48	4,011,780
15,090,186		FNMA	4.000	01/01/48	16,325,795
2,097,145		FNMA	3.000	02/01/48	2,190,276
3,219,741		FNMA	3.500	02/01/48	3,404,747
22,601,191		FNMA	3.500	04/01/48	23,960,903
5,053,230		FNMA	4.000	04/01/48	5,434,688
423,754		FNMA	4.500	04/01/48	464,644
7,082,804		FNMA	3.500	06/01/48	7,503,565
13,539,312		FNMA	4.000	07/01/48	14,532,029
9,467,260		FNMA	4.500	07/01/48	10,313,648
5,147,050		FNMA	4.000	08/01/48	5,529,582
3,844,849		FNMA	4.000	10/01/48	4,123,204
5,759,010		FNMA	4.500	10/01/48	6,267,514
28,982,535		FNMA	3.000	11/01/48	30,399,681
10,308,858		FNMA	4.000	11/01/48	11,051,988
4,091,697		FNMA	4.500	11/01/48	4,465,076
3,833,329		FNMA	4.000	12/01/48	4,113,032
3,548,944		FNMA	4.500	01/01/49	3,857,774
10,223,290		FNMA	4.500	02/01/49	11,130,732
11,220,957		FNMA	4.000	04/01/49	12,036,209
12,500,543		FNMA	5.000	04/01/49	13,828,148
12,671,791		FNMA	3.500	07/01/49	13,380,592
32,298,930		FNMA	3.500	08/01/49	34,632,415
8,077,502		FNMA	4.000	08/01/49	8,665,210
24,175,433		FNMA	3.000	09/01/49	25,175,919
12,199,732		FNMA	3.000	12/01/49	12,716,118
20,524,392		FNMA	3.000	12/01/49	21,718,397
25,105,418		FNMA	3.000	12/01/49	26,146,292
37,887,877		FNMA	3.000	02/01/50	39,992,241
29,621,254		FNMA	3.500	02/01/50	31,279,810
32,422,711		FNMA	3.000	03/01/50	33,774,815
43,131,404		FNMA	3.000	05/01/50	44,935,264
23,919,106		FNMA	3.000	06/01/50	24,918,635
22,101,907		FNMA	4.000	06/01/50	23,707,415
48,741,497	h	FNMA	2.500	09/01/50	50,063,606
253,475,064		FNMA	2.500	10/01/50	260,350,550
130,709,661		FNMA	2.000	11/01/50	130,553,821
23,088,294		FNMA	2.500	11/01/50	23,714,561
49,206,806		FNMA	1.500	12/01/50	47,578,584
137,086,552		FNMA	2.000	12/01/50	137,203,668
14,623,912		FNMA	2.500	12/01/50	15,020,585
102,178,947		FNMA	2.000	01/01/51	102,057,911
9,939,552		FNMA	1.500	02/01/51	9,610,153
9,638,261		FNMA	2.000	02/01/51	9,626,770
146,085,352		FNMA	2.500	02/01/51	150,047,902
59,849,257		FNMA	1.500	03/01/51	57,865,840
135,470,366		FNMA	2.000	03/01/51	135,308,850
132

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$20,600,000	h	FNMA	1.500%	04/01/51	$19,917,312
160,000,000	h	FNMA	2.000	04/01/51	159,810,080
40,000,000	h	FNMA	2.000	04/01/51	39,952,310
39,000,000	h	FNMA	2.500	04/01/51	40,057,871
3,250,711		FNMA	3.500	07/01/55	3,469,589
923		Government National Mortgage Association (GNMA)	4.500	01/20/24	984
9,129		GNMA	4.000	04/15/24	9,703
2,045		GNMA	4.500	07/15/24	2,154
29,129		GNMA	4.000	08/15/24	30,962
9,188		GNMA	4.500	08/15/24	9,676
25,414		GNMA	4.000	09/15/24	27,022
5,292		GNMA	4.500	01/15/25	5,573
47,272		GNMA	4.000	08/15/25	50,267
23,219		GNMA	3.500	03/15/26	24,793
25,768		GNMA	4.000	04/15/26	27,405
26,296		GNMA	4.000	06/20/26	28,052
41,791		GNMA	3.500	11/20/26	44,602
212,349		GNMA	3.000	12/15/26	219,892
706,636		GNMA	2.500	04/20/27	728,331
481,835		GNMA	2.500	09/20/27	496,644
314		GNMA	6.500	09/15/28	351
185		GNMA	6.500	09/15/28	207
1,021		GNMA	6.500	11/15/28	1,140
191		GNMA	7.500	11/15/28	192
747,403		GNMA	3.500	11/20/28	799,076
6,215		GNMA	8.500	10/15/30	6,487
2,339		GNMA	8.500	10/20/30	2,749
257		GNMA	8.500	12/15/30	315
343		GNMA	7.000	06/20/31	406
285		GNMA	7.000	07/15/31	285
3,871,245		GNMA	3.000	08/20/32	4,082,447
119,120		GNMA	6.000	10/15/32	142,715
15,654		GNMA	5.500	12/20/32	18,194
32,464		GNMA	5.500	05/15/33	36,117
4,577		GNMA	5.000	07/15/33	5,310
21,216		GNMA	5.500	07/15/33	24,463
4,536		GNMA	5.000	07/20/33	5,170
9,838		GNMA	5.000	08/15/33	11,081
18,969		GNMA	5.000	08/15/33	21,630
82,681		GNMA	5.500	09/15/33	96,287
60,899		GNMA	6.000	11/20/33	71,699
26,288		GNMA	5.500	05/20/34	30,737
40,501		GNMA	6.000	09/20/34	47,789
2,999		GNMA	5.000	10/20/34	3,428
76,268		GNMA	5.500	11/15/34	88,366
39,136		GNMA	6.500	01/15/35	45,694
21,128		GNMA	5.500	02/20/35	24,160
381,054		GNMA	5.000	03/20/35	435,772
115,154		GNMA	5.000	04/15/35	132,994
123,777		GNMA	5.500	05/20/35	144,952
4,384		GNMA	5.000	09/20/35	5,010
2,993		GNMA	5.000	11/15/35	3,487
133

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$3,424	GNMA	5.000%	11/15/35	$3,861
34,455	GNMA	5.500	02/20/36	40,365
4,208	GNMA	5.500	03/15/36	4,961
11,156	GNMA	5.500	05/20/36	12,793
3,769	GNMA	6.500	06/15/36	4,452
104,620	GNMA	5.500	06/20/36	122,644
6,318	GNMA	5.000	09/15/36	7,360
4,093	GNMA	6.000	09/15/36	4,818
10,007	GNMA	6.000	10/20/36	11,781
6,892	GNMA	5.000	12/15/36	8,023
5,972	GNMA	6.000	01/20/37	7,028
101,828	GNMA	5.500	02/15/37	119,569
21,984	GNMA	6.000	02/20/37	26,023
169,037	GNMA	6.000	04/15/37	202,586
3,136	GNMA	6.500	04/15/37	3,502
43,312	GNMA	6.000	04/20/37	48,325
9,677	GNMA	6.000	06/15/37	11,062
11,776	GNMA	6.000	08/20/37	13,859
10,170	GNMA	6.500	08/20/37	12,232
46,189	GNMA	6.500	11/20/37	54,682
11,889	GNMA	6.000	12/15/37	14,103
2,447	GNMA	5.000	02/20/38	2,797
61,355	GNMA	5.000	04/15/38	69,933
2,837	GNMA	5.500	05/20/38	3,218
11,175	GNMA	5.500	06/15/38	13,109
32,408	GNMA	6.000	06/20/38	38,153
30,736	GNMA	5.500	07/15/38	35,754
241,963	GNMA	5.000	07/20/38	271,997
219,023	GNMA	5.500	07/20/38	247,962
6,168	GNMA	5.500	08/15/38	7,223
89,741	GNMA	6.000	08/15/38	107,612
44,535	GNMA	6.000	08/15/38	50,378
22,451	GNMA	6.000	08/20/38	26,571
86,648	GNMA	6.000	09/20/38	99,381
34,927	GNMA	5.000	10/15/38	39,339
8,693	GNMA	5.500	10/15/38	10,180
8,124	GNMA	6.500	10/20/38	8,907
4,468	GNMA	6.500	10/20/38	5,301
1,143	GNMA	5.500	11/15/38	1,339
18,609	GNMA	6.500	11/20/38	22,379
92,140	GNMA	6.000	12/15/38	106,579
2,240	GNMA	6.500	12/15/38	2,640
16,526	GNMA	5.000	01/15/39	19,229
379,995	GNMA	4.500	01/20/39	425,319
45,993	GNMA	6.500	01/20/39	53,644
14,512	GNMA	5.000	02/15/39	16,894
804	GNMA	6.000	02/15/39	904
13,581	GNMA	4.500	03/15/39	15,332
129,532	GNMA	4.500	03/15/39	146,234
4,886	GNMA	4.500	03/20/39	5,479
89,841	GNMA	5.500	03/20/39	105,294
8,712	GNMA	4.500	04/15/39	9,836
158,310	GNMA	5.500	04/15/39	186,626
3,303	GNMA	5.000	04/20/39	3,746
134

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$15,155		GNMA		4.000%	05/15/39	$16,641
230,080		GNMA		4.500	05/15/39	259,435
124,549		GNMA		5.000	05/15/39	143,988
17,090		GNMA		4.000	05/20/39	18,946
44,537		GNMA		4.500	05/20/39	49,940
996,191		GNMA		5.000	05/20/39	1,135,016
6,985		GNMA		4.500	06/15/39	7,888
640,304		GNMA		4.500	06/15/39	722,003
893,795		GNMA		5.000	06/15/39	1,040,055
697,741		GNMA		5.000	06/15/39	809,702
15,181		GNMA		5.000	06/15/39	17,617
6,675		GNMA		5.000	06/15/39	7,774
8,181		GNMA		5.000	06/15/39	9,494
9,765		GNMA		4.000	06/20/39	10,815
6,334		GNMA		5.000	06/20/39	7,217
780,644		GNMA		4.000	07/15/39	857,233
8,622		GNMA		4.500	07/15/39	9,675
21,752		GNMA		4.500	07/15/39	24,557
879,322		GNMA		4.500	07/15/39	998,468
8,628		GNMA		5.000	07/15/39	9,996
97,222		GNMA		4.500	07/20/39	109,016
87,517		GNMA		5.000	07/20/39	98,933
9,833		GNMA		5.500	07/20/39	11,521
42,180		GNMA		4.000	08/15/39	46,315
93,694		GNMA		5.000	08/15/39	108,560
6,256		GNMA		5.500	08/15/39	7,346
55,797		GNMA		6.000	08/15/39	62,959
29,392		GNMA		4.000	08/20/39	32,603
22,457		GNMA		5.000	08/20/39	25,806
5,389		GNMA		5.000	09/15/39	6,079
30,939		GNMA		5.000	09/20/39	35,553
6,802		GNMA		4.500	10/15/39	7,632
3,733		GNMA		5.000	10/15/39	4,349
9,563		GNMA		4.500	10/20/39	10,724
20,370		GNMA		4.500	11/15/39	22,822
13,724		GNMA		4.500	11/20/39	15,362
16,983		GNMA		5.000	11/20/39	19,516
21,305		GNMA		4.500	12/15/39	23,684
458,044		GNMA		4.500	12/15/39	517,120
14,210		GNMA		4.500	12/20/39	15,934
528,488		GNMA		5.000	12/20/39	607,318
471,929		GNMA		4.500	01/20/40	528,263
7,915		GNMA		5.500	01/20/40	9,193
308,516		GNMA		5.500	02/15/40	363,799
39,379		GNMA		4.000	03/15/40	43,195
7,895		GNMA		5.000	03/15/40	9,105
1,475		GNMA		4.500	04/15/40	1,637
82,577		GNMA		5.000	04/15/40	95,831
18,551		GNMA		4.500	04/20/40	20,802
2,982		GNMA		4.500	05/15/40	3,363
74,709		GNMA		5.000	05/15/40	86,152
130,999	i	GNMA	DGS1 + 1.500%	2.875	05/20/40	137,493
3,966		GNMA		4.500	05/20/40	4,439
135

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,651,766		GNMA		4.500%	06/15/40	$1,859,974
6,052		GNMA		4.500	06/15/40	6,797
4,502		GNMA		4.500	06/15/40	5,069
95,089		GNMA		5.000	06/20/40	109,274
171,313		GNMA		4.500	07/15/40	192,404
51,815		GNMA		4.500	07/15/40	58,499
665,868		GNMA		4.500	07/20/40	746,667
19,919		GNMA		5.000	07/20/40	22,891
136,178		GNMA		4.000	08/15/40	150,780
637,583		GNMA		4.000	08/15/40	701,803
61,840		GNMA		4.500	08/15/40	70,251
49,497		GNMA		4.500	08/20/40	55,406
42,819		GNMA		4.500	09/20/40	48,024
15,769		GNMA		5.500	09/20/40	18,470
13,743		GNMA		6.500	09/20/40	16,303
20,241		GNMA		4.000	10/15/40	22,411
39,170		GNMA		6.000	10/20/40	46,081
245,074		GNMA		4.000	11/15/40	269,984
571,227		GNMA		4.000	11/20/40	632,592
130,781		GNMA		3.500	12/15/40	139,844
234,443		GNMA		5.500	12/20/40	274,649
720,124		GNMA		4.000	01/15/41	796,912
1,531,010		GNMA		4.000	01/20/41	1,691,854
128,098		GNMA		4.000	02/15/41	141,891
414,153		GNMA		4.500	02/20/41	470,494
236,607		GNMA		4.500	03/15/41	266,834
478,645		GNMA		4.500	04/20/41	536,733
108,932		GNMA		5.000	04/20/41	125,191
29,874	i	GNMA	DGS1 + 1.500%	2.875	06/20/41	31,273
101,254		GNMA		4.000	07/15/41	110,979
198,279		GNMA		4.000	07/20/41	220,043
652,815		GNMA		4.500	07/20/41	732,045
570,854		GNMA		5.000	07/20/41	656,015
130,870		GNMA		4.500	08/15/41	147,579
266,240		GNMA		5.000	08/20/41	306,017
372,539		GNMA		4.000	09/15/41	411,517
20,566	i	GNMA	DGS1 + 1.500%	2.250	09/20/41	21,473
900,364		GNMA		4.000	09/20/41	997,321
58,861		GNMA		4.000	10/15/41	65,173
40,875	i	GNMA	DGS1 + 1.500%	2.125	10/20/41	42,665
25,653	i	GNMA	DGS1 + 1.500%	2.125	10/20/41	26,788
1,167,235		GNMA		4.000	10/20/41	1,295,357
156,862		GNMA		5.500	10/20/41	183,762
349,356		GNMA		3.500	11/15/41	375,371
793,267		GNMA		4.000	11/15/41	878,343
1,568,929		GNMA		4.500	11/20/41	1,759,375
678,740		GNMA		5.000	11/20/41	780,210
143,254		GNMA		6.000	11/20/41	168,620
809,421		GNMA		3.500	01/20/42	878,012
139,604	i	GNMA	DGS1 + 1.500%	3.000	02/20/42	145,570
387,891		GNMA		3.500	03/20/42	420,711
674,263		GNMA		4.500	03/20/42	756,233
725,717		GNMA		3.500	04/15/42	781,775
1,362,425		GNMA		3.500	05/20/42	1,487,762
136

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,717,969		GNMA		3.500%	05/20/42	$4,039,459
850,865		GNMA		4.000	05/20/42	949,736
1,523,018		GNMA		3.500	07/15/42	1,637,497
146,436	i	GNMA	DGS1 + 1.500%	2.250	07/20/42	152,503
869,878		GNMA		3.500	07/20/42	945,205
1,127,999		GNMA		3.000	08/20/42	1,200,761
1,435,467		GNMA		3.500	08/20/42	1,579,388
3,653,226		GNMA		3.500	08/20/42	3,969,085
709,135		GNMA		6.000	08/20/42	835,095
1,472,889		GNMA		3.500	10/20/42	1,597,480
1,645,157		GNMA		3.000	11/20/42	1,751,324
1,501,578		GNMA		3.000	12/20/42	1,595,096
1,941,810		GNMA		3.000	12/20/42	2,073,084
1,113,405		GNMA		3.000	01/15/43	1,172,299
3,323,938		GNMA		3.000	01/15/43	3,689,214
1,457,051		GNMA		3.000	01/20/43	1,556,213
2,486,496		GNMA		3.000	02/20/43	2,647,037
1,753,341		GNMA		3.000	02/20/43	1,857,466
413,439		GNMA		3.000	04/15/43	434,218
435,469		GNMA		5.000	04/20/43	500,083
995,771		GNMA		3.000	05/20/43	1,059,999
1,528,755		GNMA		3.000	06/20/43	1,627,427
3,408,854		GNMA		3.500	06/20/43	3,722,219
3,336,844		GNMA		3.000	07/20/43	3,551,380
1,578,870		GNMA		3.500	07/20/43	1,715,050
6,979,366		GNMA		4.500	08/20/43	7,812,094
2,210,514		GNMA		3.500	09/20/43	2,402,817
761,503		GNMA		4.000	09/20/43	842,717
9,381,626		GNMA		3.500	10/20/43	10,174,252
4,598,380		GNMA		4.000	10/20/43	5,023,487
403,681		GNMA		3.500	11/20/43	437,787
816,812		GNMA		4.000	11/20/43	903,637
770,648		GNMA		4.500	12/20/43	864,139
810,070		GNMA		4.500	01/20/44	908,300
997,306		GNMA		3.500	02/20/44	1,083,097
1,391,913		GNMA		4.000	02/20/44	1,527,946
1,409,890		GNMA		4.000	05/20/44	1,558,177
1,456,615		GNMA		4.000	06/20/44	1,603,638
3,914,584		GNMA		3.500	07/20/44	4,220,321
11,954,251		GNMA		3.500	10/20/44	12,912,698
1,134,651		GNMA		4.500	10/20/44	1,272,092
2,811,735		GNMA		3.500	11/20/44	3,017,335
3,490,160		GNMA		3.000	12/20/44	3,710,819
6,130,842		GNMA		4.000	12/20/44	6,782,669
8,863,118		GNMA		3.500	02/20/45	9,565,451
4,726,565		GNMA		4.000	03/20/45	5,228,716
3,695,907		GNMA		3.000	04/20/45	3,919,795
7,984,842		GNMA		3.000	06/20/45	8,457,775
17,754,857		GNMA		3.000	07/20/45	18,811,762
6,313,779		GNMA		4.000	10/20/45	6,918,082
10,512,188		GNMA		4.000	11/20/45	11,552,213
4,485,882		GNMA		3.000	12/20/45	4,749,130
4,182,315		GNMA		3.500	12/20/45	4,481,349
137

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$23,065,288		GNMA	3.000%	03/20/46	$24,417,027
8,211,985		GNMA	3.000	04/20/46	8,673,136
4,861,365		GNMA	4.000	04/20/46	5,333,584
21,844,763		GNMA	3.000	05/20/46	23,136,093
13,779,472		GNMA	3.500	05/20/46	14,803,207
5,001,968		GNMA	3.000	06/20/46	5,300,169
3,130,561		GNMA	3.500	06/20/46	3,343,029
3,803,550		GNMA	3.000	07/20/46	4,016,233
6,652,226		GNMA	3.500	08/20/46	7,121,686
3,711,469		GNMA	3.000	09/20/46	3,913,611
15,370,078		GNMA	3.500	09/20/46	16,436,760
7,187,332		GNMA	3.000	10/20/46	7,570,064
3,838,987		GNMA	3.000	12/20/46	4,053,447
24,165,674		GNMA	3.000	01/20/47	25,409,182
3,032,267		GNMA	4.000	01/20/47	3,289,674
7,201,141		GNMA	4.000	04/20/47	7,787,137
6,955,801		GNMA	3.500	05/20/47	7,421,054
3,617,856		GNMA	3.500	06/20/47	3,847,027
4,311,121		GNMA	3.000	07/20/47	4,555,119
8,826,783		GNMA	4.500	07/20/47	9,640,845
8,030,567		GNMA	3.000	08/20/47	8,474,978
9,642,752		GNMA	3.500	08/20/47	10,268,015
15,867,655		GNMA	3.000	09/20/47	16,776,651
23,117,749		GNMA	4.000	09/20/47	24,942,601
15,798,641		GNMA	3.500	11/20/47	16,847,652
11,795,443		GNMA	3.500	12/20/47	12,553,324
7,685,558		GNMA	3.500	01/20/48	8,185,365
10,739,010		GNMA	4.000	05/20/48	11,545,012
7,931,005		GNMA	4.000	06/20/48	8,533,834
16,435,846		GNMA	3.500	07/20/48	17,504,490
8,156,035		GNMA	4.000	08/20/48	8,770,679
6,365,926		GNMA	5.000	08/20/48	6,965,748
5,557,787		GNMA	4.500	09/20/48	6,049,905
5,256,509		GNMA	5.000	10/20/48	5,758,402
3,995,020		GNMA	4.500	11/20/48	4,329,525
8,706,302		GNMA	3.500	04/20/49	9,190,736
31,740,559		GNMA	4.500	04/20/49	34,346,748
9,908,078		GNMA	4.000	05/20/49	10,601,832
5,647,825		GNMA	3.500	06/20/49	5,961,608
13,466,237		GNMA	3.500	09/20/49	14,211,642
9,987,891		GNMA	3.500	11/20/49	10,557,939
58,472,099	h	GNMA	2.500	12/20/49	60,354,331
36,197,252		GNMA	3.000	02/20/50	37,720,344
22,187,448		GNMA	3.500	02/20/50	23,415,011
27,246,043		GNMA	3.500	04/20/50	28,773,390
22,454,474		GNMA	3.000	05/20/50	23,403,244
95,583,995		GNMA	3.000	08/20/50	99,633,101
22,554,271		GNMA	3.000	09/20/50	23,545,525
28,066,783		GNMA	2.500	10/20/50	28,979,315
59,214,183		GNMA	2.000	11/20/50	59,838,691
83,387,625		GNMA	2.500	12/20/50	86,113,265
56,662,650		GNMA	2.000	01/20/51	57,239,007
9,742,281		GNMA	2.500	01/20/51	10,061,260
39,896,672		GNMA	2.000	02/20/51	40,313,479
		TOTAL MORTGAGE BACKED			5,339,117,519
138

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

MUNICIPAL BONDS - 0.8%
$200,000	Alabama Economic Settlement Authority	4.263%	09/15/32	$224,809
300,000	American Municipal Power	7.834	02/15/41	466,411
495,000	American Municipal Power	6.270	02/15/50	673,491
1,165,000	American Municipal Power	8.084	02/15/50	2,003,444
750,000	American University	3.672	04/01/49	818,414
750,000	Bay Area Toll Authority	2.574	04/01/31	774,876
1,000,000	Bay Area Toll Authority	6.918	04/01/40	1,440,002
2,000,000	Bay Area Toll Authority	6.263	04/01/49	3,090,053
200,000	California Institute of Technology	4.321	08/01/45	244,803
750,000	California Institute of Technology	3.650	09/01/19	759,497
200,000	California State University	3.899	11/01/47	225,451
1,000,000	California State University	2.897	11/01/51	943,854
750,000	California State University	2.975	11/01/51	735,156
720,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	961,732
460,000	Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	611,900
2,250,000	Chicago O’Hare International Airport	6.395	01/01/40	3,235,248
200,000	Chicago O’Hare International Airport	4.472	01/01/49	243,857
200,000	Chicago O’Hare International Airport	4.572	01/01/54	247,611
680,000	City of Atlanta GA Water & Wastewater Revenue	2.257	11/01/35	678,532
690,000	City of Houston TX	3.961	03/01/47	781,110
1,000,000	City of Riverside CA	3.857	06/01/45	1,028,151
310,000	City of San Antonio TX Electric & Gas Systems Revenue	2.905	02/01/48	304,637
310,000	City of San Francisco CA Public Utilities Commission Water Revenue	3.303	11/01/39	327,743
880,000	City of San Francisco CA Public Utilities Commission Water Revenue	2.825	11/01/41	886,938
875,000	City of Tucson AZ	2.856	07/01/47	829,816
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	1,046,266
150,000	Colorado Bridge Enterprise	6.078	12/01/40	204,682
200,000	Commonwealth Financing Authority	4.014	06/01/33	226,557
100,000	Commonwealth Financing Authority	3.864	06/01/38	111,676
100,000	Commonwealth Financing Authority	4.144	06/01/38	113,719
645,000	Commonwealth Financing Authority	3.807	06/01/41	684,658
100,000	Commonwealth of Massachusetts	4.200	12/01/21	102,571
500,000	Commonwealth of Massachusetts	5.731	06/01/40	662,964
1,000,000	Commonwealth of Massachusetts	2.514	07/01/41	990,414
100,000	Commonwealth of Massachusetts	3.277	06/01/46	107,000
750,000	Commonwealth of Massachusetts	2.900	09/01/49	738,044
130,000	County of Broward FL Airport System Revenue	3.477	10/01/43	133,710
200,000	County of Clark NV	6.820	07/01/45	299,523
135,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	145,307
200,000	County of Miami-Dade FL Water & Sewer System Revenue	3.490	10/01/42	205,288
1,000,000	County of Riverside CA	3.818	02/15/38	1,061,437
750,000	Dallas Area Rapid Transit	5.022	12/01/48	1,010,018
250,000	Dallas/Fort Worth International Airport	2.994	11/01/38	253,258
235,000	Dallas/Fort Worth International Airport	3.089	11/01/40	232,361
100,000	Dallas/Fort Worth International Airport	3.144	11/01/45	99,769
210,000	Dallas/Fort Worth International Airport	2.919	11/01/50	199,554
139

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$350,000		Denver City & County School District No. 1	4.242%	12/15/37	$403,462
200,000		District of Columbia	5.591	12/01/34	255,724
470,000		District of Columbia Water & Sewer Authority	3.207	10/01/48	473,254
445,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	577,390
500,000		Duke University	2.682	10/01/44	487,509
115,000		Duke University	3.299	10/01/46	121,042
500,000		Duke University	2.757	10/01/50	491,451
500,000		Duke University	2.832	10/01/55	484,245
10,000		Energy Northwest	2.814	07/01/24	10,341
1,200,000		Florida State Board of Administration Finance Corp	2.638	07/01/21	1,206,734
360,000		Foothill-Eastern Transportation Corridor Agency	4.094	01/15/49	374,529
300,000		Foothill-Eastern Transportation Corridor Agency	3.924	01/15/53	312,149
300,000		George Washington University	4.300	09/15/44	352,890
200,000		George Washington University	4.868	09/15/45	258,909
375,000		George Washington University	4.126	09/15/48	437,588
100,000		Georgetown University	4.315	04/01/49	118,809
500,000		Georgetown University	2.943	04/01/50	462,035
300,000		Georgetown University	5.215	10/01/18	383,311
1,500,000	h	Golden State Tobacco Securitization Corp	3.115	06/01/38	1,505,242
970,000		Grand Parkway Transportation Corp	3.236	10/01/52	975,252
175,000		Great Lakes Water Authority Sewage Disposal System Revenue	3.056	07/01/39	178,163
330,000		Great Lakes Water Authority Water Supply System Revenue	3.473	07/01/41	349,855
200,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	217,849
200,000		Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	204,776
200,000		Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	226,788
500,000		Illinois State Toll Highway Authority	6.184	01/01/34	673,629
770,000		JobsOhio Beverage System	2.833	01/01/38	781,408
1,000,000		Los Angeles Community College District	1.606	08/01/28	992,548
1,000,000		Los Angeles Community College District	1.806	08/01/30	976,204
770,000		Los Angeles Community College District	2.106	08/01/32	756,658
240,000		Los Angeles Community College District	6.750	08/01/49	393,607
350,000		Los Angeles Department of Water & Power Power System Revenue	5.716	07/01/39	481,174
1,500,000		Los Angeles Department of Water & Power Power System Revenue	6.574	07/01/45	2,334,974
1,630,000		Los Angeles Unified School District	5.750	07/01/34	2,155,466
1,000,000		Maryland Health & Higher Educational Facilities Authority	3.052	07/01/40	974,668
1,000,000		Maryland Health & Higher Educational Facilities Authority	3.197	07/01/50	964,670
1,000,000		Massachusetts School Building Authority	1.753	08/15/30	986,559
100,000		Massachusetts School Building Authority	5.715	08/15/39	135,660
500,000		Massachusetts School Building Authority	3.395	10/15/40	524,770
100,000		Metropolitan Government of Nashville & Davidson County Convention Center Authority	6.731	07/01/43	142,451
200,000		Metropolitan Government of Nashville & Davidson County Health & Educational Facilities	4.053	07/01/26	221,412
940,000		Metropolitan Transportation Authority	6.648	11/15/39	1,272,759
1,150,000		Metropolitan Transportation Authority	7.336	11/15/39	1,801,670
140

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$335,000	Metropolitan Transportation Authority	5.175%	11/15/49	$414,962
350,000	Michigan Finance Authority	3.384	12/01/40	369,513
570,000	Michigan State Building Authority	2.705	10/15/40	554,285
235,000	Michigan State University	4.496	08/15/48	261,311
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	628,855
247,000	Municipal Electric Authority of Georgia	6.637	04/01/57	353,334
491,000	Municipal Electric Authority of Georgia	6.655	04/01/57	707,719
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,211,367
1,335,000	New Jersey State Turnpike Authority	7.414	01/01/40	2,097,476
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,530,982
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	952,778
500,000	New Jersey Transportation Trust Fund Authority	4.081	06/15/39	525,584
195,000	New Jersey Transportation Trust Fund Authority	4.131	06/15/42	203,736
2,385,000	New York City Municipal Water Finance Authority	5.440	06/15/43	3,272,343
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.767	08/01/36	1,255,818
130,000	New York State Dormitory Authority	5.628	03/15/39	162,777
545,000	New York State Dormitory Authority	5.600	03/15/40	717,595
500,000	New York State Dormitory Authority	3.142	07/01/43	482,242
200,000	New York State Dormitory Authority	4.946	08/01/48	223,273
500,000	New York State Thruway Authority	2.900	01/01/35	517,982
110,000	New York State Thruway Authority	3.500	01/01/42	112,874
1,000,000	New York State Urban Development Corp	3.900	03/15/33	1,098,642
1,000,000	North Texas Tollway Authority	6.718	01/01/49	1,585,341
675,000	Ohio State Water Development Authority	4.879	12/01/34	795,327
605,000	Ohio Turnpike & Infrastructure Commission	3.216	02/15/48	606,105
750,000	Oregon School Boards Association	4.759	06/30/28	845,138
250,000	Oregon School Boards Association	5.680	06/30/28	300,289
1,000,000	Oregon State University	3.424	03/01/60	1,003,622
500,000	Pennsylvania State University	2.790	09/01/43	499,207
205,000	Pennsylvania State University	2.840	09/01/50	197,350
300,000	Permanent University Fund-Texas A&M University System	3.660	07/01/47	326,320
200,000	Permanent University Fund-University of Texas System	3.376	07/01/47	219,882
560,000	Port Authority of New York & New Jersey	1.086	07/01/23	568,340
1,215,000	Port Authority of New York & New Jersey	6.040	12/01/29	1,583,067
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	673,745
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	337,628
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,130,497
200,000	Port Authority of New York & New Jersey	4.031	09/01/48	228,087
400,000	Port Authority of New York & New Jersey	4.229	10/15/57	473,000
1,600,000	Port Authority of New York & New Jersey	3.175	07/15/60	1,515,078
2,200,000	Port Authority of New York & New Jersey	4.810	10/15/65	2,834,325
250,000	Port Authority of New York & New Jersey	3.287	08/01/69	243,636
1,000,000	Port of Morrow OR	2.543	09/01/40	956,429
220,000	Princeton University	5.700	03/01/39	310,650
750,000	Regents of the University of California Medical Center Pooled Revenue	3.006	05/15/50	720,377
750,000	Regents of the University of California Medical Center Pooled Revenue	3.256	05/15/60	748,287
750,000	Regents of the University of California Medical Center Pooled Revenue	3.706	05/15/20	719,583
141

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Rutgers The State University of New Jersey	3.270%	05/01/43	$518,894
500,000	Rutgers The State University of New Jersey	3.915	05/01/19	515,226
200,000	Sales Tax Securitization Corp	4.637	01/01/40	239,678
200,000	Sales Tax Securitization Corp	3.587	01/01/43	211,256
1,000,000	Sales Tax Securitization Corp	3.820	01/01/48	1,058,301
200,000	Sales Tax Securitization Corp	4.787	01/01/48	244,241
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	127,428
435,000	San Diego County Regional Transportation Commission	3.248	04/01/48	446,131
500,000	San Diego County Water Authority	6.138	05/01/49	724,336
100,000	San Jose Redevelopment Agency	3.375	08/01/34	106,792
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	988,170
270,000	South Carolina Public Service Authority	2.388	12/01/23	283,239
750,000	State Board of Administration Finance Corp	1.258	07/01/25	756,957
750,000	State Board of Administration Finance Corp	1.705	07/01/27	752,756
400,000	State Board of Administration Finance Corp	2.154	07/01/30	399,674
300,000	State of California	2.800	04/01/21	300,000
645,000	State of California	5.700	11/01/21	665,512
200,000	State of California	3.375	04/01/25	220,192
200,000	State of California	3.500	04/01/28	223,129
300,000	State of California	4.500	04/01/33	347,721
250,000	State of California	7.500	04/01/34	388,085
225,000	State of California	4.600	04/01/38	259,860
1,285,000	State of California	7.550	04/01/39	2,075,852
3,400,000	State of California	7.300	10/01/39	5,183,578
2,740,000	State of California	7.625	03/01/40	4,394,055
1,500,000	State of California	7.600	11/01/40	2,490,704
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	203,916
620,000	State of Connecticut	5.850	03/15/32	823,088
5,950,000	State of Illinois	5.100	06/01/33	6,698,885
1,295,000	State of Illinois	6.725	04/01/35	1,562,879
500,000	State of Kansas Department of Transportation	4.596	09/01/35	601,190
160,836	State of Oregon	5.762	06/01/23	171,780
85,000	State of Oregon	5.892	06/01/27	103,743
100,000	State of Oregon Department of Transportation	5.834	11/15/34	134,947
600,000	State of Texas	4.631	04/01/33	726,629
50,000	State of Texas	5.517	04/01/39	69,845
1,000,000	State of Texas	4.681	04/01/40	1,287,639
500,000	State of Utah	3.539	07/01/25	537,640
200,000	State of Washington	5.090	08/01/33	248,037
200,000	State of Wisconsin	3.154	05/01/27	219,567
200,000	State of Wisconsin	3.954	05/01/36	221,570
604,000	State Public School Building Authority	5.000	09/15/27	714,356
100,000	Sumter Landing Community Development District	4.172	10/01/47	107,735
430,000	Texas Private Activity Bond Surface Transportation Corp	3.922	12/31/49	453,354
1,000,000	Texas Transportation Commission	2.562	04/01/42	976,709
1,000,000	Texas Transportation Commission	2.472	10/01/44	944,947
575,000	Texas Transportation Commission State Highway Fund	5.028	04/01/26	648,916
1,190,000	Texas Transportation Commission State Highway Fund	5.178	04/01/30	1,451,203
142

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$560,000	Texas Transportation Commission State Highway Fund	4.000%	10/01/33	$667,689
100,000	The Ohio State University	4.910	06/01/40	129,435
500,000	The Ohio State University	3.798	12/01/46	568,468
200,000	The Ohio State University	4.048	12/01/56	239,450
1,000,000	Trustees of the University of Pennsylvania	2.396	10/01/50	897,580
100,000	Trustees of the University of Pennsylvania	4.674	09/01/12	126,902
500,000	Trustees of the University of Pennsylvania	3.610	02/15/19	493,783
1,000,000	University of California	0.883	05/15/25	1,000,296
200,000	University of California	3.063	07/01/25	217,539
1,000,000	University of California	1.316	05/15/27	990,814
500,000	University of California	3.349	07/01/29	551,972
1,000,000	University of California	1.614	05/15/30	954,042
200,000	University of California	5.770	05/15/43	270,427
200,000	University of California	3.931	05/15/45	218,896
200,000	University of California	4.131	05/15/45	226,589
1,500,000	University of California	5.946	05/15/45	2,037,945
1,500,000	University of California	3.071	05/15/51	1,469,498
860,000	University of California	4.858	05/15/12	1,087,222
200,000	University of California	4.767	05/15/15	248,396
500,000	University of Chicago	2.761	04/01/45	481,067
300,000	University of Chicago	4.003	10/01/53	346,710
750,000	University of Michigan	2.437	04/01/40	721,849
500,000	University of Michigan	2.562	04/01/50	474,021
500,000	University of Nebraska Facilities Corp	3.037	10/01/49	501,874
200,000	University of Notre Dame du Lac	3.438	02/15/45	218,374
200,000	University of Notre Dame du Lac	3.394	02/15/48	217,970
300,000	University of Southern California	3.028	10/01/39	318,430
200,000	University of Southern California	3.841	10/01/47	231,021
500,000	University of Southern California	2.805	10/01/50	481,708
200,000	University of Southern California	5.250	10/01/11	280,534
200,000	University of Texas System	3.852	08/15/46	235,818
700,000	University of Texas System	4.794	08/15/46	891,438
750,000	University of Texas System	2.439	08/15/49	687,580
1,000,000	University of Virginia	2.256	09/01/50	875,669
500,000	University of Virginia	3.227	09/01/19	433,619
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	181,090
750,000	Westchester County Local Development Corp	3.846	11/01/50	768,097
200,000	William Marsh Rice University	3.574	05/15/45	221,881
200,000	William Marsh Rice University	3.774	05/15/55	234,044
	TOTAL MUNICIPAL BONDS			159,712,733

U.S. TREASURY SECURITIES - 36.6%
21,250,000	United States Treasury Bond	4.500	02/15/36	28,111,426
22,400,000	United States Treasury Bond	5.000	05/15/37	31,451,875
179,483,000	United States Treasury Bond	3.500	02/15/39	215,218,345
2,000,000	United States Treasury Bond	4.500	08/15/39	2,708,437
44,850,000	United States Treasury Bond	4.375	11/15/39	59,944,828
17,585,000	United States Treasury Bond	3.875	08/15/40	22,172,212
11,185,000	United States Treasury Bond	4.250	11/15/40	14,798,279
26,350,000	United States Treasury Bond	4.375	05/15/41	35,492,215
10,000,000	United States Treasury Bond	3.750	08/15/41	12,436,328
143

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$48,300,000	United States Treasury Bond	3.125%	11/15/41	$55,007,285
18,550,000	United States Treasury Bond	3.125	02/15/42	21,142,652
22,000,000	United States Treasury Bond	3.000	05/15/42	24,568,672
20,000,000	United States Treasury Bond	2.750	08/15/42	21,453,125
10,250,000	United States Treasury Bond	2.875	05/15/43	11,212,939
16,000,000	United States Treasury Bond	2.500	02/15/45	16,333,750
22,000,000	United States Treasury Bond	3.000	05/15/45	24,523,125
16,000,000	United States Treasury Bond	2.875	08/15/45	17,470,000
27,000,000	United States Treasury Bond	2.500	05/15/46	27,514,687
13,300,000	United States Treasury Bond	2.875	11/15/46	14,531,289
28,000,000	United States Treasury Bond	3.000	02/15/47	31,338,125
30,000,000	United States Treasury Bond	2.750	08/15/47	32,064,844
45,000,000	United States Treasury Bond	2.750	11/15/47	48,113,086
38,500,000	United States Treasury Bond	3.000	02/15/48	43,157,598
48,500,000	United States Treasury Bond	3.125	05/15/48	55,619,649
35,500,000	United States Treasury Bond	3.000	08/15/48	39,837,656
35,000,000	United States Treasury Bond	3.375	11/15/48	42,034,180
82,500,000	United States Treasury Bond	3.000	02/15/49	92,683,594
10,500,000	United States Treasury Bond	2.875	05/15/49	11,530,312
7,500,000	United States Treasury Bond	2.250	08/15/49	7,252,441
8,615,000	United States Treasury Bond	2.375	11/15/49	8,558,801
379,100	United States Treasury Note	8.000	11/15/21	397,788
6,000,000	United States Treasury Note	2.500	01/15/22	6,115,313
15,000,000	United States Treasury Note	1.750	02/28/22	15,227,344
60,000,000	United States Treasury Note	2.375	03/15/22	61,317,187
51,000,000	United States Treasury Note	1.875	03/31/22	51,912,422
35,000,000	United States Treasury Note	2.250	04/15/22	35,787,500
72,000,000	United States Treasury Note	1.875	04/30/22	73,380,938
25,000,000	United States Treasury Note	2.125	05/15/22	25,566,406
40,000,000	United States Treasury Note	0.125	05/31/22	40,010,938
20,000,000	United States Treasury Note	0.125	06/30/22	20,004,688
30,000,000	United States Treasury Note	1.750	06/30/22	30,611,719
38,000,000	United States Treasury Note	1.875	07/31/22	38,889,141
25,000,000	United States Treasury Note	1.625	08/31/22	25,529,297
35,000,000	United States Treasury Note	1.875	09/30/22	35,911,914
5,000,000	United States Treasury Note	1.375	10/15/22	5,094,727
65,000,000	United States Treasury Note	2.000	10/31/22	66,906,836
31,750,000	United States Treasury Note	1.625	11/15/22	32,510,264
20,000,000	United States Treasury Note	0.125	11/30/22	19,996,094
68,000,000	United States Treasury Note	2.000	11/30/22	70,095,781
15,000,000	United States Treasury Note	1.625	12/15/22	15,378,516
60,000,000	United States Treasury Note	2.625	02/28/23	62,814,844
80,000,000	United States Treasury Note	2.500	03/31/23	83,728,125
15,000,000	United States Treasury Note	0.250	04/15/23	15,021,680
30,000,000	United States Treasury Note	2.750	04/30/23	31,593,750
80,000,000	United States Treasury Note	2.750	05/31/23	84,412,500
91,500,000	United States Treasury Note	2.625	06/30/23	96,482,460
80,000,000	United States Treasury Note	2.750	07/31/23	84,712,500
116,000,000	United States Treasury Note	2.750	08/31/23	123,032,500
35,000,000	United States Treasury Note	2.875	09/30/23	37,292,773
13,000,000	United States Treasury Note	2.750	11/15/23	13,843,984
10,000,000	United States Treasury Note	2.125	11/30/23	10,492,969
65,000,000	United States Treasury Note	2.875	11/30/23	69,478,906
10,000,000	United States Treasury Note	2.250	12/31/23	10,533,594
144

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$55,000,000		United States Treasury Note	2.625%	12/31/23	$58,504,102
129,300,000		United States Treasury Note	2.500	01/31/24	137,249,930
70,000,000		United States Treasury Note	2.375	02/29/24	74,137,109
325,000,000		United States Treasury Note	2.125	03/31/24	342,113,281
174,000,000		United States Treasury Note	2.250	04/30/24	183,957,421
111,500,000		United States Treasury Note	2.000	05/31/24	117,088,067
152,000,000		United States Treasury Note	1.750	06/30/24	158,483,750
212,000,000		United States Treasury Note	1.750	07/31/24	221,134,219
22,000,000		United States Treasury Note	1.250	08/31/24	22,571,484
81,000,000		United States Treasury Note	1.500	09/30/24	83,790,703
90,500,000		United States Treasury Note	1.500	10/31/24	93,596,797
40,005,000		United States Treasury Note	2.250	11/15/24	42,453,744
61,900,000		United States Treasury Note	1.500	11/30/24	64,003,633
75,000,000		United States Treasury Note	1.750	12/31/24	78,240,234
40,000,000		United States Treasury Note	2.250	12/31/24	42,498,438
13,000,000		United States Treasury Note	1.375	01/31/25	13,375,781
40,000,000		United States Treasury Note	1.125	02/28/25	40,753,125
73,000,000		United States Treasury Note	0.500	03/31/25	72,535,195
8,000,000		United States Treasury Note	2.625	03/31/25	8,624,688
50,000,000		United States Treasury Note	0.375	04/30/25	49,373,047
134,000,000		United States Treasury Note	0.250	06/30/25	131,288,593
110,000,000		United States Treasury Note	0.250	07/31/25	107,602,343
54,000,000		United States Treasury Note	0.250	08/31/25	52,742,813
20,000,000		United States Treasury Note	2.750	08/31/25	21,723,438
50,000,000		United States Treasury Note	0.250	09/30/25	48,767,578
30,000,000		United States Treasury Note	3.000	09/30/25	32,935,547
97,000,000		United States Treasury Note	0.250	10/31/25	94,449,961
30,000,000		United States Treasury Note	2.250	11/15/25	31,946,484
275,000,000		United States Treasury Note	0.375	11/30/25	268,995,117
50,000,000		United States Treasury Note	0.375	12/31/25	48,830,078
126,000,000		United States Treasury Note	0.375	01/31/26	122,879,532
157,000,000		United States Treasury Note	0.500	02/28/26	153,933,594
110,000,000		United States Treasury Note	0.750	03/31/26	109,046,093
50,000,000		United States Treasury Note	2.250	03/31/26	53,230,469
30,000,000		United States Treasury Note	1.625	05/15/26	30,983,203
71,000,000		United States Treasury Note	1.625	09/30/26	73,135,547
10,000,000		United States Treasury Note	1.625	10/31/26	10,290,234
89,500,000		United States Treasury Note	1.750	12/31/26	92,625,508
5,000,000		United States Treasury Note	0.500	06/30/27	4,771,680
46,000,000		United States Treasury Note	2.250	08/15/27	48,754,609
75,000,000		United States Treasury Note	0.625	11/30/27	71,519,531
48,800,000		United States Treasury Note	2.750	02/15/28	53,228,219
66,000,000		United States Treasury Note	2.875	05/15/28	72,551,015
85,000,000		United States Treasury Note	3.125	11/15/28	95,057,226
50,000,000		United States Treasury Note	2.625	02/15/29	54,082,031
92,000,000		United States Treasury Note	2.375	05/15/29	97,764,375
22,000,000		United States Treasury Note	1.625	08/15/29	22,078,203
117,000,000		United States Treasury Note	1.500	02/15/30	115,560,351
50,000,000		United States Treasury Note	0.625	05/15/30	45,500,000
37,000,000		United States Treasury Note	0.625	08/15/30	33,531,250
84,000,000		United States Treasury Note	0.875	11/15/30	77,686,875
85,000,000	e	United States Treasury Note	1.125	02/15/31	80,311,719
57,000,000		United States Treasury Note	1.000	05/15/40	46,508,437
145

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$32,500,000	United States Treasury Note	1.125%	08/15/40	$26,426,562
147,500,000	United States Treasury Note	1.375	11/15/40	125,467,187
62,000,000	United States Treasury Note	1.875	02/15/41	57,727,813
35,850,000	United States Treasury Note	1.250	05/15/50	27,054,147
28,000,000	United States Treasury Note	1.375	08/15/50	21,848,750
83,500,000	United States Treasury Note	1.625	11/15/50	69,578,984
47,000,000	United States Treasury Note	1.875	02/15/51	41,712,500
	TOTAL U.S. TREASURY SECURITIES			7,140,979,497

	TOTAL GOVERNMENT BONDS			13,641,885,085
	(Cost $13,384,732,230)

STRUCTURED ASSETS - 2.7%

ASSET BACKED - 0.6%
152,634	American Airlines Pass Through Trust	3.600	09/22/27	153,675
	Series - 2015 2 (Class AA)
157,124	American Airlines Pass Through Trust	3.575	01/15/28	159,083
	Series - 2016 1 (Class AA)
465,463	American Airlines Pass Through Trust	3.200	06/15/28	463,546
	Series - 2016 2 (Class AA)
241,500	American Airlines Pass Through Trust	3.650	02/15/29	243,408
	Series - 2017 1 (Class AA)
709,395	American Airlines Pass Through Trust	3.150	02/15/32	706,039
	Series - 2019 1 (Class )
3,000,000	American Express Credit Account Master Trust	2.870	10/15/24	3,076,181
	Series - 2019 1 (Class A)
4,250,000	American Express Credit Account Master Trust	2.670	11/15/24	4,357,397
	Series - 2019 2 (Class A)
1,325,000	AmeriCredit Automobile Receivables Trust	2.600	09/18/23	1,342,842
	Series - 2017 4 (Class C)
664,001	AmeriCredit Automobile Receivables Trust	2.970	11/20/23	670,923
	Series - 2019 1 (Class A3)
1,000,000	AmeriCredit Automobile Receivables Trust	1.110	08/19/24	1,007,918
	Series - 2020 1 (Class A3)
500,000	AmeriCredit Automobile Receivables Trust	1.480	01/21/25	508,168
	Series - 2020 1 (Class B)
500,000	AmeriCredit Automobile Receivables Trust	0.530	06/18/25	501,163
	Series - 2020 3 (Class A3)
500,000	AmeriCredit Automobile Receivables Trust	1.060	08/18/26	501,139
	Series - 2020 3 (Class C)
1,500,000	AmeriCredit Automobile Receivables Trust	0.680	10/19/26	1,495,374
	Series - 2021 1 (Class B)
1,000,000	AmeriCredit Automobile Receivables Trust	0.890	10/19/26	996,205
	Series - 2021 1 (Class C)
2,500,000	BA Credit Card Trust	0.340	05/15/26	2,489,520
	Series - 2020 A1 (Class A1)
10,000,000	Cantor Commercial Real Estate Lending	3.523	05/15/52	10,848,030
	Series - 2019 CF1 (Class A4)
6,000,000	Cantor Commercial Real Estate Lending	3.623	05/15/52	6,422,618
	Series - 2019 CF1 (Class A2)
2,500,000	Capital One Multi-Asset Execution Trust	2.840	12/15/24	2,557,880
	Series - 2019 A1 (Class A1)
2,500,000	Capital One Multi-Asset Execution Trust	2.060	08/15/28	2,600,643
	Series - 2019 A3 (Class A3)
146

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,433,629		Capital One Prime Auto Receivables Trust	2.510%	11/15/23	$1,454,758
		Series - 2019 1 (Class A3)
500,000		Carmax Auto Owner Trust	0.530	10/15/26	495,662
		Series - 2021 1 (Class A4)
900,000		Carmax Auto Owner Trust	0.740	10/15/26	888,798
		Series - 2021 1 (Class B)
1,837,266		CarMax Auto Owner Trust	2.220	11/15/22	1,846,542
		Series - 2017 3 (Class A4)
227,108		CarMax Auto Owner Trust	2.480	11/15/22	228,209
		Series - 2018 1 (Class A3)
575,000		CarMax Auto Owner Trust	2.410	12/15/22	578,273
		Series - 2017 2 (Class B)
1,000,000		CarMax Auto Owner Trust	1.700	11/15/24	1,016,080
		Series - 2020 2 (Class A3)
1,000,000		CarMax Auto Owner Trust	2.770	12/16/24	1,044,740
		Series - 2019 2 (Class A4)
500,000		CarMax Auto Owner Trust	0.500	08/15/25	500,805
		Series - 2020 4 (Class A3)
1,000,000		Chase Issuance Trust	2.160	09/15/24	1,027,891
		Series - 2012 A7 (Class A7)
1,250,000		CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,265,807
		Series - 2016 A2 (Class A2)
500,000		Drive Auto Receivables Trust	0.830	05/15/24	501,783
		Series - 2020 2 (Class A3)
500,000		Drive Auto Receivables Trust	1.420	03/17/25	506,751
		Series - 2020 2 (Class B)
973,264		FedEx Corp 2020- Class AA Pass Through Trust	1.875	02/20/34	942,536
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	3,072,573
		Series - 2012 K023 (Class A2)
96,422		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	97,901
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	515,936
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	518,238
		Series - 2013 K027 (Class A2)
27,748		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	28,326
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,164,900
		Series - 2013 K033 (Class A2)
1,750,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	1,865,289
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,606,458
		Series - 2014 K036 (Class A2)
147

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000	FHLMC Multifamily Structured Pass Through Certificates	3.023%	01/25/25	$3,237,308
	Series - 2015 K045 (Class A2)
1,000,000	Ford Credit Auto Lease Trust	0.620	08/15/23	1,003,498
	Series - 2020 B (Class A3)
1,000,000	Ford Credit Auto Lease Trust	0.690	10/15/23	1,005,088
	Series - 2020 B (Class A4)
500,000	Ford Credit Auto Lease Trust	1.000	11/15/23	504,500
	Series - 2020 B (Class B)
1,500,000	Ford Credit Auto Lease Trust	0.300	04/15/24	1,497,614
	Series - 2021 A (Class A4)
600,000	Ford Credit Auto Lease Trust	0.470	05/15/24	597,776
	Series - 2021 A (Class B)
2,607,700	Ford Credit Auto Owner Trust	2.230	10/15/23	2,640,491
	Series - 2019 B (Class A3)
500,000	Ford Credit Auto Owner Trust	0.510	08/15/26	498,132
	Series - 2020 C (Class A4)
2,000,000	Ford Credit Auto Owner Trust	0.490	09/15/26	1,982,761
	Series - 2021 A (Class A4)
2,350,000	Ford Credit Floorplan Master Owner Trust	2.230	09/15/24	2,412,419
	Series - 2019 3 (Class A1)
850,000	Ford Credit Floorplan Master Owner Trust	2.440	09/15/26	897,901
	Series - 2019 4 (Class A)
1,000,000	GM Financial Consumer Automobile Receivables Trust	2.710	08/16/24	1,035,413
	Series - 2019 2 (Class A4)
500,000	GM Financial Consumer Automobile Receivables Trust	1.490	12/16/24	507,609
	Series - 2020 2 (Class A3)
500,000	GM Financial Consumer Automobile Receivables Trust	0.380	08/18/25	499,802
	Series - 2020 4 (Class A3)
750,000	GM Financial Consumer Automobile Receivables Trust	0.350	10/16/25	749,273
	Series - 2021 1 (Class A3)
500,000	GM Financial Consumer Automobile Receivables Trust	0.500	02/17/26	497,991
	Series - 2020 4 (Class A4)
1,000,000	GM Financial Leasing Trust	0.450	08/21/23	1,002,173
	Series - 2020 3 (Class A3)
1,000,000	GM Financial Leasing Trust	0.510	10/21/24	1,003,620
	Series - 2020 3 (Class A4)
1,000,000	GM Financial Leasing Trust	1.010	07/21/25	999,203
	Series - 2021 1 (Class D)
1,806,473	Honda Auto Receivables Owner Trust	2.520	06/21/23	1,833,510
	Series - 2019 2 (Class A3)
2,068,000	Honda Auto Receivables Owner Trust	3.160	08/19/24	2,099,815
	Series - 2018 2 (Class A4)
1,000,000	Honda Auto Receivables Owner Trust	0.420	01/21/28	993,214
	Series - 2021 1 (Class A4)
733,828	Hyundai Auto Receivables Trust	1.960	02/15/23	735,734
	Series - 2017 B (Class A4)
2,000,000	Hyundai Auto Receivables Trust	3.030	11/17/25	2,087,715
	Series - 2019 A (Class C)
148

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Mercedes-Benz Auto Lease Trust	0.400%	11/15/23	$1,001,833
	Series - 2020 B (Class A3)
250,000	Mercedes-Benz Auto Lease Trust	0.500	06/15/26	250,093
	Series - 2020 B (Class A4)
1,000,000	Mercedes-Benz Auto Lease Trust	0.320	10/15/26	996,469
	Series - 2021 A (Class A4)
1,514,854	Nissan Auto Receivables Owner Trust	2.900	10/16/23	1,538,970
	Series - 2019 A (Class A3)
1,849,971	Nissan Auto Receivables Owner Trust	2.500	11/15/23	1,879,873
	Series - 2019 B (Class A3)
400,000	Santander Drive Auto Receivables Trust	0.480	07/15/24	400,787
	Series - 2020 4 (Class A3)
500,000	Santander Drive Auto Receivables Trust	0.520	07/15/24	500,671
	Series - 2020 3 (Class A3)
500,000	Santander Drive Auto Receivables Trust	0.690	03/17/25	501,576
	Series - 2020 3 (Class B)
500,000	Santander Drive Auto Receivables Trust	0.730	03/17/25	502,206
	Series - 2020 4 (Class B)
1,000,000	Santander Drive Auto Receivables Trust	0.500	04/15/25	999,360
	Series - 2021 1 (Class B)
250,000	Santander Drive Auto Receivables Trust	1.010	01/15/26	250,817
	Series - 2020 4 (Class C)
500,000	Santander Drive Auto Receivables Trust	0.750	02/17/26	498,811
	Series - 2021 1 (Class C)
4,000,000	Synchrony Card Funding LLC	2.340	06/15/25	4,098,144
	Series - 2019 A2 (Class A)
2,160,000	Toyota Auto Receivables Owner Trust	1.360	08/15/24	2,190,069
	Series - 2020 B (Class A3)
500,000	Toyota Auto Receivables Owner Trust	0.350	01/15/25	500,466
	Series - 2020 D (Class A3)
500,000	Toyota Auto Receivables Owner Trust	0.470	01/15/26	497,126
	Series - 2020 D (Class A4)
203,365	United Airlines Pass Through Trust	4.300	08/15/25	211,225
	Series - 2013 1 (Class A)
207,135	United Airlines Pass Through Trust	3.750	09/03/26	214,911
	Series - 2014 2 (Class A)
2,439,563	United Airlines Pass Through Trust	5.875	10/15/27	2,704,727
156,483	United Airlines Pass Through Trust	3.450	12/01/27	163,582
	Series - 2015 1 (Class AA)
163,064	United Airlines Pass Through Trust	3.100	07/07/28	166,700
	Series - 2016 1 (Class AA)
163,064	United Airlines Pass Through Trust	3.450	07/07/28	163,292
	Series - 2016 1 (Class A)
336,566	United Airlines Pass Through Trust	2.875	10/07/28	341,629
	Series - 2016 2 (Class A)
1,325,192	United Airlines Pass Through Trust	3.500	03/01/30	1,356,050
	Series - 2018 1 (Class AA)
337,033	United Airlines Pass Through Trust	4.150	08/25/31	359,471
	Series - 2019 1 (Class AA)
246,308	United Airlines Pass Through Trust	2.700	05/01/32	239,220
	Series - 2019 2 (Class )
500,000	Volkswagen Auto Lease Trust	0.390	01/22/24	500,645
	Series - 2020 A (Class A3)
149

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		Volkswagen Auto Lease Trust	0.450%	07/21/25	$749,867
		Series - 2020 A (Class A4)
2,000,000		World Financial Network Credit Card Master Trust	2.490	04/15/26	2,050,289
		Series - 2019 B (Class A)
2,000,000		World Omni Auto Receivables Trust	0.300	01/15/26	1,994,548
		Series - 2021 A (Class A3)
500,000		World Omni Automobile Lease Securitization Trust	0.450	02/15/24	500,756
		Series - 2020 B (Class A3)
		TOTAL ASSET BACKED			122,916,751

OTHER MORTGAGE BACKED - 2.1%
2,500,000		BANK	1.650	12/15/53	2,367,849
		Series - 2020 BN30 (Class A3)
1,500,000		BANK	1.925	12/15/53	1,438,351
		Series - 2020 BN30 (Class A4)
500,000	i	BANK	2.111	12/15/53	477,702
		Series - 2020 BN30 (Class AS)
500,000	i	BANK	2.445	12/15/53	484,851
		Series - 2020 BN30 (Class B)
2,000,000		BANK	1.771	02/15/54	1,900,522
		Series - 2021 BN31 (Class A3)
1,000,000		BANK	2.036	02/15/54	967,728
		Series - 2021 BN31 (Class A4)
500,000	i	BANK	2.211	02/15/54	479,017
		Series - 2021 BN31 (Class AS)
500,000	i	BANK	2.383	02/15/54	478,076
		Series - 2021 BN31 (Class B)
500,000	i	BANK	2.545	02/15/54	464,729
		Series - 2021 BN31 (Class C)
2,000,000		BANK	3.538	11/15/54	2,187,511
		Series - 2017 BNK9 (Class A4)
1,500,000		BANK	3.390	06/15/60	1,630,987
		Series - 2017 BNK5 (Class A5)
5,000,000		BANK	3.641	02/15/61	5,494,171
		Series - 2018 BN10 (Class ASB)
2,000,000	i	BANK	3.898	02/15/61	2,204,334
		Series - 2018 BN10 (Class AS)
8,000,000		BANK	3.584	05/15/62	8,739,971
		Series - 2019 BN18 (Class A4)
5,000,000		BANK	1.584	03/15/63	4,699,868
		Series - 2020 BN28 (Class A3)
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	3,304,316
		Series - 2017 C1 (Class A4)
12,500,000		Barclays Commercial Mortgage Trust	2.690	02/15/53	13,026,501
		Series - 2020 C6 (Class A2)
3,000,000		Benchmark Mortgage Trust	3.571	01/15/51	3,113,603
		Series - 2018 B1 (Class A2)
1,000,000	i	Benchmark Mortgage Trust	3.878	01/15/51	1,100,689
		Series - 2018 B1 (Class AM)
980,271		Benchmark Mortgage Trust	3.976	07/15/51	1,037,239
		Series - 2018 B4 (Class A2)
1,000,000	i	Benchmark Mortgage Trust	4.556	07/15/51	1,085,623
		Series - 2018 B4 (Class C)
5,850,000		Benchmark Mortgage Trust	3.542	05/15/52	6,377,062
		Series - 2019 B11 (Class A5)
150

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	i	Benchmark Mortgage Trust	2.944%	02/15/53	$1,022,246
		Series - 2020 B16 (Class AM)
1,500,000	i	Benchmark Mortgage Trust	3.176	02/15/53	1,531,095
		Series - 2020 B16 (Class B)
1,500,000	i	Benchmark Mortgage Trust	3.536	02/15/53	1,508,443
		Series - 2020 B16 (Class C)
2,000,000	i	Benchmark Mortgage Trust	4.510	05/15/53	2,305,345
		Series - 2018 B7 (Class A4)
5,000,000		Benchmark Mortgage Trust	1.925	07/15/53	4,826,894
		Series - 2020 B18 (Class A5)
2,500,000		Benchmark Mortgage Trust	1.704	12/17/53	2,380,907
		Series - 2020 B21 (Class A4)
2,500,000		Benchmark Mortgage Trust	1.978	12/17/53	2,410,108
		Series - 2020 B21 (Class A5)
2,500,000		Benchmark Mortgage Trust	1.685	01/15/54	2,367,370
		Series - 2020 B22 (Class A4)
1,500,000		Benchmark Mortgage Trust	1.973	01/15/54	1,441,514
		Series - 2020 B22 (Class A5)
1,500,000		Benchmark Mortgage Trust	2.163	01/15/54	1,437,124
		Series - 2020 B22 (Class AM)
2,000,000		Benchmark Mortgage Trust	1.620	02/15/54	2,018,885
		Series - 2021 B23 (Class A2)
1,500,000		Benchmark Mortgage Trust	1.823	02/15/54	1,428,574
		Series - 2021 B23 (Class A4A1)
1,500,000		Benchmark Mortgage Trust	2.070	02/15/54	1,454,109
		Series - 2021 B23 (Class A5)
500,000		Benchmark Mortgage Trust	2.095	02/15/54	473,136
		Series - 2021 B23 (Class B)
500,000		Benchmark Mortgage Trust	2.274	02/15/54	480,398
		Series - 2021 B23 (Class AS)
500,000	i	Benchmark Mortgage Trust	2.563	02/15/54	468,927
		Series - 2021 B23 (Class C)
5,000,000		Benchmark Mortgage Trust	2.914	12/15/72	5,202,369
		Series - 2019 B15 (Class A2)
1,000,000	i	CD Mortgage Trust	3.526	11/10/49	1,091,956
		Series - 2016 CD2 (Class A4)
2,000,000		CD Mortgage Trust	3.631	02/10/50	2,195,015
		Series - 2017 CD3 (Class A4)
1,000,000		CD Mortgage Trust	3.025	08/15/50	1,018,427
		Series - 2017 CD5 (Class A2)
2,500,000		CD Mortgage Trust	3.431	08/15/50	2,717,334
		Series - 2017 CD5 (Class A4)
1,000,000	i	CD Mortgage Trust	3.684	08/15/50	1,089,085
		Series - 2017 CD5 (Class AS)
1,750,000		CD Mortgage Trust	4.279	08/15/51	1,983,690
		Series - 2018 CD7 (Class A4)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,094,332
		Series - 2013 GC11 (Class AS)
755,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	814,005
		Series - 2014 GC19 (Class A4)
440,887		Citigroup Commercial Mortgage Trust	3.622	07/10/47	475,862
		Series - 2014 GC23 (Class A4)
151

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Citigroup Commercial Mortgage Trust	3.635%	10/10/47	$541,078
		Series - 2014 GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	1,067,402
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	1,070,895
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,093,658
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	2,159,287
		Series - 2016 GC37 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	538,686
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,583,651
		Series - 2016 C2 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.465	09/15/50	1,089,321
		Series - 2017 P8 (Class A4)
2,000,000		Citigroup Commercial Mortgage Trust	4.074	06/10/51	2,099,302
		Series - 2018 C5 (Class A2)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,625,680
		Series - 2015 GC33 (Class A4)
580,000		COMM Mortgage Trust	4.063	12/10/44	590,965
		Series - 2012 LC4 (Class AM)
22,960		COMM Mortgage Trust	2.752	08/15/45	22,986
		Series - 2012 CR2 (Class ASB)
320,949		COMM Mortgage Trust	2.941	01/10/46	331,596
		Series - 2013 LC6 (Class A4)
320,069		COMM Mortgage Trust	3.213	03/10/46	333,448
		Series - 2013 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,075,031
		Series - 2013 CR12 (Class A4)
295,009		COMM Mortgage Trust	2.928	02/10/47	292,975
		Series - 2014 CR15 (Class A2)
2,750,000		COMM Mortgage Trust	3.955	02/10/47	2,957,117
		Series - 2014 CR14 (Class A3)
500,000		COMM Mortgage Trust	3.961	03/10/47	539,789
		Series - 2014 UBS2 (Class A5)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,085,669
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,083,790
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,079,353
		Series - 2014 UBS4 (Class A5)
875,944		COMM Mortgage Trust	3.326	11/10/47	929,487
		Series - 2014 CR20 (Class A3)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,080,835
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,082,253
		Series - 2014 CR21 (Class B)
3,150,000		COMM Mortgage Trust	3.183	02/10/48	3,374,995
		Series - 2015 LC19 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.235	02/10/48	1,068,295
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,861,201
		Series - 2015 LC21 (Class A4)
152

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$948,551		COMM Mortgage Trust	3.432%	08/10/48	$1,026,552
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,100,310
		Series - 2015 CR25 (Class A4)
1,024,515		COMM Mortgage Trust	3.221	10/10/48	1,009,028
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,649,170
		Series - 2015 LC23 (Class A4)
500,000		COMM Mortgage Trust	4.258	08/10/50	539,719
		Series - 2013 CR11 (Class A4)
5,000,000		COMM Mortgage Trust	2.827	08/15/57	5,255,372
		Series - 2019 GC44 (Class A2)
3,000,000		COMM Mortgage Trust	3.263	08/15/57	3,162,116
		Series - 2019 GC44 (Class AM)
650,000	i	CSAIL Commercial Mortgage Trust	4.953	01/15/49	677,669
		Series - 2016 C6 (Class C)
2,000,000	i	CSAIL Commercial Mortgage Trust	4.224	08/15/51	2,250,342
		Series - 2018 CX12 (Class A4)
10,000,000		CSAIL Commercial Mortgage Trust	4.053	03/15/52	11,157,410
		Series - 2019 C15 (Class A4)
2,000,000		DBGS Mortgage Trust	4.358	10/15/51	2,154,563
		Series - 2018 C1 (Class A2)
5,790,000		DBGS Mortgage Trust	4.466	10/15/51	6,640,542
		Series - 2018 C1 (Class A4)
3,500,000		DBJPM	3.276	05/10/49	3,763,242
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	1,073,052
		Series - 2016 C1 (Class AM)
1,590,000		DBJPM	3.328	06/10/50	1,720,970
		Series - 2017 C6 (Class A5)
5,000,000		DBJPM	1.900	09/15/53	5,105,556
		Series - 2020 C9 (Class A2)
1,500,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.199	12/25/27	1,465,934
		Series - 2021 K741 (Class AM)
8,440,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.603	12/25/27	8,495,568
		Series - 2021 K741 (Class A2)
998,386		Freddie Mac Multifamily Structured Pass Through Certificates	1.101	08/25/30	972,588
		Series - 2021 K125 (Class A1)
2,000,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.353	11/25/30	1,984,271
		Series - 2021 K127 (Class A1)
1,000,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.792	01/25/31	983,938
		Series - 2021 K126 (Class AM)
9,000,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.846	01/25/31	8,943,080
		Series - 2021 K125 (Class A2)
3,000,000		Freddie Mac Multifamily Structured Pass Through Certificates	2.108	01/25/31	3,052,640
		Series - 2021 K127 (Class A2)
153

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,332,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.851%	02/25/31	$1,315,513
		Series - 2021 K127 (Class AM)
18,371		GS Mortgage Securities Corp II	3.314	01/10/45	18,390
		Series - 2012 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	310,695
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	310,695
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	863,403
		Series - 2015 GC30 (Class A4)
487,815		GS Mortgage Securities Trust	3.482	01/10/45	492,142
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	201,241
		Series - 2012 GCJ7 (Class B)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	522,080
		Series - 2013 GC12 (Class A4)
300,379		GS Mortgage Securities Trust	3.813	11/10/46	313,189
		Series - 2013 GC16 (Class AAB)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,078,007
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,624,661
		Series - 2014 GC26 (Class AS)
1,841,317		GS Mortgage Securities Trust	3.136	02/10/48	1,943,170
		Series - 2015 GC28 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.178	11/10/49	1,573,426
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust	3.811	11/10/49	1,272,565
		Series - 2016 GS4 (Class C)
1,000,000		GS Mortgage Securities Trust	2.945	08/10/50	1,021,594
		Series - 2017 GS7 (Class A2)
1,500,000		GS Mortgage Securities Trust	3.430	08/10/50	1,625,470
		Series - 2017 GS7 (Class A4)
1,000,000		GS Mortgage Securities Trust	3.872	02/10/52	1,067,860
		Series - 2019 GC38 (Class A2)
2,500,000		GS Mortgage Securities Trust	3.968	02/10/52	2,797,368
		Series - 2019 GC38 (Class A4)
500,000	i	GS Mortgage Securities Trust	4.309	02/10/52	546,153
		Series - 2019 GC38 (Class B)
2,500,000		GS Mortgage Securities Trust	2.898	02/13/53	2,642,210
		Series - 2020 GC45 (Class A2)
4,000,000	i	GS Mortgage Securities Trust	3.173	02/13/53	4,235,793
		Series - 2020 GC45 (Class AS)
2,000,000	i	GS Mortgage Securities Trust	3.405	02/13/53	2,088,919
		Series - 2020 GC45 (Class B)
2,000,000		GS Mortgage Securities Trust	2.125	05/12/53	1,971,156
		Series - 2020 GC47 (Class A4)
4,000,000		GS Mortgage Securities Trust	2.377	05/12/53	4,008,149
		Series - 2020 GC47 (Class A5)
1,000,000		GS Mortgage Securities Trust	1.662	12/12/53	993,068
		Series - 2020 GSA2 (Class AAB)
3,000,000		GS Mortgage Securities Trust	1.721	12/12/53	2,829,241
		Series - 2020 GSA2 (Class A4)
2,000,000		GS Mortgage Securities Trust	2.012	12/12/53	1,920,723
		Series - 2020 GSA2 (Class A5)
154

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		GS Mortgage Securities Trust	2.224%	12/12/53	$963,001
		Series - 2020 GSA2 (Class AS)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.142	05/15/45	273,251
		Series - 2012 C6 (Class D)
236,113		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	239,179
		Series - 2012 CBX (Class A4)
410,544	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	437,109
		Series - 2013 C13 (Class A4)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.960	04/15/46	1,562,469
		Series - 2013 LC11 (Class A5)
60,990		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	61,172
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	539,409
		Series - 2013 C16 (Class A4)
153,788		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	156,824
		Series - 2013 C10 (Class ASB)
238,547		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	245,310
		Series - 2012 LC9 (Class A5)
491,190		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	510,264
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	596,339
		Series - 2013 C10 (Class AS)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.822	08/15/49	1,057,517
		Series - 2016 JP2 (Class A4)
1,400,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.109	07/15/50	1,461,565
		Series - 2017 JP6 (Class A3)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.038	09/15/50	1,025,311
		Series - 2017 JP7 (Class A2)
2,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.454	09/15/50	2,714,710
		Series - 2017 JP7 (Class A5)
2,150,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.219	06/13/52	2,340,415
		Series - 2019 COR5 (Class ASB)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	2,164,796
		Series - 2014 C22 (Class A4)
1,875,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,952,280
		Series - 2015 C29 (Class B)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,887,007
		Series - 2015 C28 (Class A4)
155

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532%	10/15/48	$1,172,501
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,201,537
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,092,456
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	547,644
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.737	03/15/49	553,842
		Series - 2016 C1 (Class B)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	1,026,125
		Series - 2016 C2 (Class B)
5,922,824		JPMDB Commercial Mortgage Securities Trust	3.141	12/15/49	6,366,820
		Series - 2016 C4 (Class A3)
5,000,000		JPMDB Commercial Mortgage Securities Trust	2.946	11/13/52	5,284,694
		Series - 2019 COR6 (Class A2)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	62,046
		Series - 2013 C7 (Class A4)
485,066		Morgan Stanley Bank of America Merrill Lynch Trust	2.834	05/15/46	499,040
		Series - 2013 C9 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	1,304,002
		Series - 2013 C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	521,551
		Series - 2013 C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	246,470
		Series - 2013 C9 (Class B)
92,197		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	95,398
		Series - 2013 C12 (Class ASB)
674,898		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	705,340
		Series - 2014 C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,159,335
		Series - 2014 C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,757,870
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	1,071,969
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,097,687
		Series - 2015 C24 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.134	12/15/48	3,113,395
		Series - 2013 C8 (Class A4)
156

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599%	05/15/50	$2,187,688
		Series - 2017 C33 (Class A5)
1,246,948		Morgan Stanley Capital I Trust	3.244	03/15/45	1,263,876
		Series - 2012 C4 (Class A4)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	584,070
		Series - 2016 UBS9 (Class A4)
1,000,000		Morgan Stanley Capital I Trust	3.997	07/15/51	1,062,730
		Series - 2018 H3 (Class A2)
1,000,000	i	Morgan Stanley Capital I Trust	4.850	07/15/51	1,085,674
		Series - 2018 H3 (Class C)
1,500,000	i	Morgan Stanley Capital I Trust	4.238	10/15/51	1,699,002
		Series - 2018 L1 (Class ASB)
2,000,000		Morgan Stanley Capital I Trust	4.288	10/15/51	2,154,521
		Series - 2018 L1 (Class A2)
1,500,000	i	Morgan Stanley Capital I Trust	4.407	10/15/51	1,715,480
		Series - 2018 L1 (Class A4)
1,000,000		Morgan Stanley Capital I Trust	4.071	03/15/52	1,119,376
		Series - 2019 L2 (Class A4)
5,000,000		Morgan Stanley Capital I Trust	3.224	06/15/52	5,441,666
		Series - 2019 H6 (Class ASB)
750,000		Morgan Stanley Capital I Trust	3.417	06/15/52	808,460
		Series - 2019 H6 (Class A4)
5,000,000		Morgan Stanley Capital I Trust	1.790	07/15/53	4,770,964
		Series - 2020 HR8 (Class A3)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,557,503
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	520,968
		Series - 2013 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,025,998
		Series - 2012 C2 (Class A4)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	101,591
		Series - 2012 C1 (Class B)
1,000,000		UBS Commercial Mortgage Trust	2.998	08/15/50	1,025,757
		Series - 2017 C3 (Class A2)
1,500,000		UBS Commercial Mortgage Trust	3.426	08/15/50	1,635,008
		Series - 2017 C3 (Class A4)
1,000,000	i	UBS Commercial Mortgage Trust	3.739	08/15/50	1,083,322
		Series - 2017 C3 (Class AS)
1,000,000		UBS Commercial Mortgage Trust	3.147	10/15/50	1,028,259
		Series - 2017 C4 (Class A2)
5,000,000		UBS Commercial Mortgage Trust	3.713	02/15/51	5,214,959
		Series - 2018 C8 (Class A2)
11,000,000		UBS Commercial Mortgage Trust	4.313	05/15/51	12,486,460
		Series - 2018 C10 (Class A4)
2,000,000		UBS Commercial Mortgage Trust	4.296	08/15/51	2,266,453
		Series - 2018 C12 (Class A5)
2,400,000	i	UBS Commercial Mortgage Trust	5.269	12/15/51	2,484,413
		Series - 2018 C14 (Class C)
326,470		UBS-Citigroup Commercial Mortgage Trust	3.595	01/10/45	328,426
		Series - 2011 C1 (Class A3)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	949,497
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,196,592
		Series - 2015 C31 (Class A4)
157

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$480,000	i	Wells Fargo Commercial Mortgage Trust	4.224%	12/15/48	$517,523
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	2,101,079
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	501,312
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	1,062,511
		Series - 2016 NXS6 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	4.152	08/15/51	2,250,164
		Series - 2018 C46 (Class A4)
2,700,000		Wells Fargo Commercial Mortgage Trust	3.760	03/15/52	2,982,181
		Series - 2019 C49 (Class A4)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.635	05/15/52	2,208,478
		Series - 2019 C50 (Class ASB)
3,250,000		Wells Fargo Commercial Mortgage Trust	4.192	05/15/52	3,548,185
		Series - 2019 C50 (Class B)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.040	10/15/52	10,522,490
		Series - 2019 C53 (Class A4)
2,500,000		Wells Fargo Commercial Mortgage Trust	1.810	07/15/53	2,390,842
		Series - 2020 C58 (Class A3)
1,500,000		Wells Fargo Commercial Mortgage Trust	2.092	07/15/53	1,456,476
		Series - 2020 C58 (Class A4)
500,000		Wells Fargo Commercial Mortgage Trust	2.398	07/15/53	487,823
		Series - 2020 C58 (Class AS)
10,000,000		Wells Fargo Commercial Mortgage Trust	1.864	08/15/53	9,576,239
		Series - 2020 C57 (Class A3)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	121,547
		Series - 2016 C33 (Class C)
1,075,000		WF-RBS Commercial Mortgage Trust	3.037	03/15/45	1,113,264
		Series - 2013 C11 (Class A4)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	409,804
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	790,395
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	631,155
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	522,982
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,079,365
		Series - 2014 C19 (Class B)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	521,483
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			410,388,769

		TOTAL STRUCTURED ASSETS			533,305,520
		(Cost $521,102,505)

		TOTAL BONDS			19,395,462,125
		(Cost $18,879,589,090)
158

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.4%

GOVERNMENT AGENCY DEBT - 1.5%
$1,748,000		Federal Farm Credit Bank (FFCB)	0.010%	04/01/21	$1,748,000
19,255,000		Federal Home Loan Bank (FHLB)	0.005	04/07/21	19,255,000
17,722,000		FHLB	0.010	04/14/21	17,722,000
33,000,000		FHLB	0.015	04/16/21	33,000,000
55,783,000		FHLB	0.035	04/21/21	55,783,000
72,447,000		FHLB	0.010	04/23/21	72,447,000
8,082,000		FHLB	0.010	04/28/21	8,082,000
3,036,000		FHLB	0.005	05/05/21	3,035,971
28,548,000		FHLB	0.019	05/19/21	28,547,620
20,000,000		FHLB	0.015	06/08/21	19,999,244
29,500,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	01/13/22	30,032,789
		TOTAL GOVERNMENT AGENCY DEBT			289,652,624

TREASURY DEBT - 0.7%
25,000,000		United States Treasury Bill	0.010	04/06/21	24,999,974
33,050,000		United States Treasury Bill	0.032	04/08/21	33,049,968
20,000,000		United States Treasury Bill	0.020	05/06/21	19,999,757
5,000,000		United States Treasury Bill	0.010	05/13/21	4,999,884
20,060,000		United States Treasury Bill	0.042	05/27/21	20,059,610
28,000,000		United States Treasury Bill	0.033	06/01/21	27,999,288
		TOTAL TREASURY DEBT			131,108,481

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
47,264,181	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		47,264,181
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			47,264,181

		TOTAL SHORT-TERM INVESTMENTS			468,025,286
		(Cost $467,622,740)
		TOTAL INVESTMENTS - 101.8%			19,863,487,411
		(Cost $19,347,211,830)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%			(344,240,291)
		NET ASSETS - 100.0%			$19,519,247,120

Abbreviation(s):
DGS1	1-Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $48,044,994.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2021, the aggregate value of these securities is $172,245,116 or 0.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
159

TIAA-CREF FUNDS - Core Bond Fund

TIAA-CREF FUNDS
CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2021

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BANK LOAN OBLIGATIONS - 2.4%

AUTOMOBILES & COMPONENTS - 0.0%
$969,643	i	Clarios Global LP	LIBOR 1 M + 3.250%	3.359%	04/30/26	$958,735
808,652	i	Gates Global LLC	LIBOR 1 M + 2.750%	3.500	03/31/27	805,959
100,000	i	Truck Hero, Inc	LIBOR 1 M + 3.750%	4.500	01/31/28	99,681
		TOTAL AUTOMOBILES & COMPONENTS				1,864,375

BANKS - 0.0%
1,492,327	i	IG Investments Holdings LLC	LIBOR 3 M + 4.000%	5.000	05/21/25	1,490,462
		TOTAL BANKS				1,490,462

CAPITAL GOODS - 0.1%
701,491	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	2.500	01/15/25	698,551
915,750	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	2.250	02/12/27	903,790
2,497,449	h,i	Blount International, Inc	LIBOR 1 M + 3.750%	4.750	04/12/23	2,500,571
994,898	i	Cornerstone Building Brands, Inc	LIBOR 1 M + 3.750%	3.856	04/12/25	993,157
992,500	i	Gardner Denver, Inc	LIBOR 1 M + 2.750%	2.850	03/01/27	989,602
383,394	i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.000	01/29/25	376,098
1,458,920	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.359	08/22/24	1,430,442
477,845	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.359	12/09/25	467,490
		TOTAL CAPITAL GOODS				8,359,701

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,147,813	i	Allied Universal Holdco LLC	LIBOR 1 M + 4.250%	4.359	07/10/26	2,140,295
485,001	i	Brightview Landscapes LLC	LIBOR 1 M + 2.500%	2.625	08/15/25	482,804
1,361,111	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	1.859	06/28/24	1,361,111
2,552,858	i	Filtration Group Corp	LIBOR 1 M + 3.000%	3.109	03/28/25	2,513,927
772,120	i	Filtration Group Corp	LIBOR 1 M + 3.750%	4.500	03/29/25	770,769
1,391,257	i	GFL Environmental, Inc	LIBOR 1 M + 3.000%	3.500	05/30/25	1,391,257
256,475	i	KAR Auction Services, Inc	LIBOR 1 M + 2.250%	2.375	09/19/26	251,025
2,400,000	i	Maxar Technologies Ltd	LIBOR 1 M + 2.750%	2.870	10/05/24	2,369,256
1,025,000	i	PAE Holding Corp	LIBOR 3 M + 4.500%	5.250	10/14/27	1,024,149
1,462,500	h,i	Peraton Corp	LIBOR 1 M + 3.750%	4.500	02/01/28	1,461,286
2,621,982	i	Prime Security Services Borrower LLC	LIBOR 1 and 3 M + 2.750%	3.500	09/23/26	2,609,685
1,477,330	i	Sedgwick Claims Management Services, Inc	LIBOR 1 M + 3.250%	3.359	12/31/25	1,456,189
1,845,000	h,i	Spin Holdco, Inc	LIBOR 3 M + 4.000%	4.750	03/01/28	1,827,860
935,979	i	Syneos Health Inc	LIBOR 1 M + 1.750%	1.859	08/01/24	928,959
1,298,812	i	Trans Union LLC	LIBOR 1 M + 1.750%	1.859	11/16/26	1,289,071
2,000,000	i	West Corp	LIBOR 3 M + 4.000%	5.000	10/10/24	1,933,880
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				23,811,523

CONSUMER DURABLES & APPAREL - 0.0%
1,496,250	i	Great Outdoors Group LLC	LIBOR 3 M + 4.250%	5.000	03/06/28	1,496,998
1,000,000	h,i	Hayward Industries, Inc	LIBOR 1 M + 3.500%	3.615	08/04/24	998,130
1,074,317	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	1.859	04/25/25	1,055,968
		TOTAL CONSUMER DURABLES & APPAREL				3,551,096
160

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

CONSUMER SERVICES - 0.2%
$1,338,900	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.859%	11/19/26	$1,313,381
1,375,000	i	AlixPartners LLP	LIBOR 1 M + 2.750%	3.250	02/04/28	1,369,074
845,417	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	2.331	09/15/23	842,864
358,200	i	Caesars Resort Collection LLC	LIBOR 1 M + 4.500%	4.609	07/21/25	358,648
1,994,357	i	Golden Nugget LLC	LIBOR 2 M + 2.500%	3.250	10/04/23	1,960,952
2,700,000	h,i	IRB Holding Corp	LIBOR 3 M + 3.250%	4.250	12/15/27	2,687,337
388,531	i	KFC Holding Co	LIBOR 1 M + 1.750%	1.856	03/09/28	388,208
325,603	i	KUEHG Corp	LIBOR 3 M + 3.750%	4.750	02/21/25	317,915
1,995,000	i	Life Time, Inc	LIBOR 3 M + 4.750%	5.750	12/10/24	1,990,012
1,894,904	i	Scientific Games International, Inc	LIBOR 1 M + 2.750%	2.859	08/14/24	1,856,873
2,269,313	i	Sophia LP	LIBOR 3 M + 3.750%	4.500	10/07/27	2,266,476
2,079,862	i	Sterling Midco Holdings, Inc	LIBOR 3 M + 3.500%	4.500	06/19/24	2,050,079
		TOTAL CONSUMER SERVICES				17,401,819

DIVERSIFIED FINANCIALS - 0.0%
615,411	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.359	03/24/25	605,152
1,371,563	i	Reynolds Group Holdings, Inc	LIBOR 1 M + 3.250%	3.359	02/05/26	1,355,104
		TOTAL DIVERSIFIED FINANCIALS				1,960,256

ENERGY - 0.0%
1,410,777	i	Buckeye Partners LP	LIBOR 1 M + 2.250%	2.359	11/01/26	1,403,426
633,750	i	ChampionX Holding, Inc	LIBOR 3 M + 5.000%	6.000	06/03/27	644,841
1,922,804	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	2.359	03/31/25	1,864,159
		TOTAL ENERGY				3,912,426

FOOD, BEVERAGE & TOBACCO - 0.1%
1,393,000	i	Chobani LLC	LIBOR 1 M + 3.500%	4.500	10/20/27	1,390,911
148,875	i	Froneri US, Inc	LIBOR 1 M + 2.250%	2.359	01/29/27	146,724
1,896,982	h,i	Hearthside Food Solutions LLC	LIBOR 1 M + 3.688%	3.796	05/23/25	1,876,836
987,469	i	Hostess Brands LLC	LIBOR 1 and 3 M + 2.250%	3.000	08/01/25	981,435
2,695,750	h,i	Shearer’s Foods LLC	LIBOR 3 M + 4.000%	4.250	09/23/27	2,688,579
633,000	h,i	Triton Water Holdings, Inc	LIBOR 3 M + 3.500%	4.000	03/31/28	630,031
		TOTAL FOOD, BEVERAGE & TOBACCO				7,714,516

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
1,500,000	i	ADMI Corp	LIBOR 1 M + 3.250%	3.750	12/23/27	1,485,420
999,840	i	Change Healthcare Holdings LLC	LIBOR 1 and 3 M + 2.500%	3.500	03/01/24	998,251
2,307,936	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.000	01/08/27	2,307,220
1,231,289	i	DaVita, Inc	LIBOR 1 M + 1.750%	1.859	08/12/26	1,223,335
725,766	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	3.859	10/10/25	624,464
984,576	i	ExamWorks Group Inc	LIBOR 3 M + 3.250%	4.250	07/27/23	983,346
1,290,700	i	Gentiva Health Services, Inc	LIBOR 1 M + 2.750%	2.875	07/02/25	1,281,561
1,225,000	i	Global Medical Response, Inc	LIBOR 3 M + 4.750%	5.750	10/02/25	1,220,100
214,416	i	Greatbatch Ltd	LIBOR 1 M + 2.500%	3.500	10/27/22	214,416
2,049,063	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 W + 2.000%	2.081	11/15/27	2,025,088
1,430,878	h,i	National Mentor Holdings, Inc	LIBOR 3 M + 4.250%	4.400	03/08/26	1,420,590
65,481	h,i	National Mentor Holdings, Inc	LIBOR 1 M + 4.250%	4.510	03/08/26	65,010
161

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$605,883	i	NMN Holdings III Corp	LIBOR 1 M + 3.500%	3.609%	11/13/25	$599,824
129,988	i	NMN Holdings III Corp	LIBOR 1 M + 3.500%	3.609	11/13/25	128,688
1,925,000	i	Onex TSG Intermediate Corp	LIBOR 3 M + 4.750%	5.500	02/28/28	1,902,651
997,500	i	Phoenix Guarantor, Inc	LIBOR 1 M + 3.750%	4.250	03/05/26	988,772
3,009,493	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.850	11/16/25	3,000,886
1,946,734	i	Select Medical Corp	LIBOR 1 M + 2.250%	2.360	03/06/25	1,933,165
2,988,392	i	Surgery Center Holdings, Inc	LIBOR 1 M + 3.250%	4.250	09/03/24	2,956,177
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				25,358,964

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
675,000	i	Energizer Holdings, Inc	LIBOR 1 M + 2.250%	2.750	12/16/27	671,341
1,000,000	i	Kronos Acquisition Holdings, Inc	LIBOR 3 M + 3.750%	4.250	12/22/26	984,640
1,446,375	i	Weber-Stephen Products LLC	LIBOR 1 M + 3.250%	4.000	10/29/27	1,444,567
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				3,100,548

INSURANCE - 0.1%
1,365,210	i	Acrisure LLC	LIBOR 3 M + 3.500%	3.703	02/15/27	1,347,012
99,346	i	Alliant Holdings Intermediate LLC	LIBOR 1 M + 3.750%	4.250	11/05/27	99,044
1,937,651	i	Asurion LLC	LIBOR 1 M + 3.000%	3.109	11/03/24	1,928,874
833,545	i	Asurion LLC	LIBOR 1 M + 3.250%	3.359	12/23/26	827,744
1,485,000	i	HUB International Ltd	LIBOR 3 M + 3.250%	4.000	04/25/25	1,482,891
1,987,874	i	NFP Corp	LIBOR 1 M + 3.250%	3.359	02/15/27	1,956,188
1,974,425	i	USI, Inc	LIBOR 3 M + 3.000%	3.203	05/16/24	1,950,810
		TOTAL INSURANCE				9,592,563

MATERIALS - 0.2%
1,922,810	i	Chemours Co	LIBOR 1 M + 1.750%	1.860	04/03/25	1,863,530
813,600	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	2.111	10/21/24	809,736
775,000	i	Kloeckner Pentaplast of America, Inc	LIBOR 3 M + 4.750%	5.250	02/09/26	772,094
188,922	i	MA FinanceCo LLC	LIBOR 1 M + 2.750%	2.859	06/21/24	186,876
1,699,612	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.703	03/01/26	1,684,537
1,425,727	i	PQ Corp	LIBOR 3 M + 2.250%	2.462	02/07/27	1,413,851
1,496,222	h,i	Quikrete Holdings, Inc	LIBOR 1 M + 2.500%	2.609	02/01/27	1,484,461
304,076	i	Reynolds Consumer Products LLC	LIBOR 1 M + 1.750%	1.859	02/04/27	302,403
2,970,590	h,i	Solenis International LP	LIBOR 3 M + 4.000%	4.190	06/26/25	2,958,381
286,396	i	Starfruit US Holdco LLC	LIBOR 1 M + 2.750%	2.860	10/01/25	281,803
1,461,414	h,i	Tamko Building Products, Inc	LIBOR 1 M + 3.000%	3.115	05/29/26	1,453,201
1,000,000	i	Tank Holding Corp	LIBOR 2 and 3 M + 5.000%	5.750	03/26/26	1,001,670
1,224,718	i	Tronox Finance LLC	LIBOR 3 M + 2.500%	2.607	03/02/28	1,217,320
554,982	i	Univar USA, Inc	LIBOR 1 M + 2.250%	2.359	07/01/24	552,728
		TOTAL MATERIALS				15,982,591

MEDIA & ENTERTAINMENT - 0.3%
947,625	i	Alliance Laundry Systems LLC	LIBOR 3 M + 3.500%	4.250	10/08/27	945,351
2,000,000	i	Altice Financing S.A.	LIBOR 3 M + 2.750%	2.953	02/02/26	1,958,120
997,500	i	Arches Buyer, Inc	LIBOR 1 M + 3.250%	3.750	12/06/27	989,520
1,221,938	i	Arterra Wines Canada, Inc	LIBOR 3 M + 3.500%	4.250	11/19/27	1,221,424
1,293,500	i	Asplundh Tree Expert LLC	LIBOR 1 M + 1.750%	1.859	09/02/27	1,289,257
298,500	i	Banijay Group US Holding, Inc	LIBOR 1 M + 3.750%	3.854	03/04/25	295,017
199,500	i	Cablevision Lightpath LLC	LIBOR 1 M + 3.250%	3.750	11/30/27	199,001
148,137	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3 M + 6.000%	7.000	11/24/25	147,812
131,552	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3 M + 1.000%	2.000	11/24/27	122,343
162

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$600,000	i	CNT Holdings I Corp	LIBOR 3 M + 3.750%	4.500%	11/08/27	$598,314
1,477,500	i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.360	08/24/26	1,008,394
2,400,000	i	INEOS US Petrochem LLC	LIBOR 3 M + 2.750%	3.250	01/29/26	2,391,000
800,000	i	Journey Personal Care Corp	LIBOR 3 M + 4.250%	5.000	03/01/28	800,336
273,788	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.103	10/04/23	273,232
1,799,833	i	Nielsen Finance LLC	LIBOR 1 M + 3.750%	4.750	06/06/25	1,802,929
421,875	s	OneDigital Borrower LLC	LIBOR 3 M + 4.500%	5.250	10/29/27	421,525
78,125		OneDigital Borrower LLC	LIBOR 3 M + 4.500%	5.250	10/29/27	78,060
425,000	i	Park River Holdings, Inc	LIBOR 3 M + 3.250%	4.000	12/28/27	422,080
149,625	i	Pluto Acquisition I, Inc	LIBOR 1 M + 5.000%	5.500	06/22/26	149,625
740,625	i	Pregis TopCo Corp	LIBOR 1 M + 3.750%	3.859	07/31/26	733,989
284,000	h,i	Pregis TopCo LLC	LIBOR 1 M + 4.250%	5.000	07/31/26	284,000
284,000	i	Pregis TopCo LLC	LIBOR 1 M + 4.250%	5.000	07/31/26	284,000
1,400,000	i	Rackspace Technology Global, Inc	LIBOR 3 M + 2.750%	3.500	02/03/28	1,386,434
1,197,000	i	Radiate Holdco LLC	LIBOR 1 M + 3.500%	4.250	09/25/26	1,195,779
1,884,266	i	Ryan Specialty Group LLC	LIBOR 1 M + 3.000%	4.000	09/01/27	1,881,119
275,000	i	SkyMiles IP Ltd	LIBOR 3 M + 3.750%	4.750	10/20/27	288,475
183,627	i,s	TricorBraun Holdings, Inc	LIBOR 3 M + 3.250%	3.750	03/03/28	181,713
816,373	i	TricorBraun Holdings, Inc	LIBOR 3 M + 3.250%	3.750	03/03/28	807,867
640,794	i	Univision Communications, Inc	LIBOR 1 M + 3.750%	4.750	03/15/26	639,704
374,063	i	US Radiology Specialists, Inc	LIBOR 3 M + 5.500%	6.250	12/10/27	374,414
1,708,219	i	Vertical US Newco, Inc	LIBOR 6 M + 4.250%	4.567	07/30/27	1,710,781
950,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	2.606	01/31/28	940,719
265,391	i	Wand NewCo 3, Inc	LIBOR 1 M + 3.000%	3.109	02/05/26	261,909
1,400,000	i	Woof Holdings, Inc	LIBOR 3 M + 3.750%	4.500	12/21/27	1,393,000
525,000	i	Zaxby’s Operating Co LP	LIBOR 1 M + 3.750%	4.500	12/09/27	524,081
		TOTAL MEDIA & ENTERTAINMENT				28,001,324

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
603,125	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	3.609	09/26/24	597,944
977,547	i	Auris Luxembourg III Sarl	LIBOR 1 M + 3.750%	3.859	02/27/26	946,998
623,438	i	Avantor, Inc	LIBOR 1 M + 2.250%	3.250	10/29/27	623,126
1,934,806	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.109	06/02/25	1,927,473
1,221,429	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	2.859	11/27/25	1,213,648
1,984,848	i	Catalent Pharma Solutions, Inc	LIBOR 1 M + 2.000%	2.500	02/22/28	1,984,015
1,677,963	i	Endo International PLC	LIBOR 3 M + 4.250%	5.000	04/29/24	1,659,086
1,009,137	h,i	Endo Luxembourg Finance Co I Sarl	LIBOR 1 M + 5.000%	5.750	03/10/28	997,784
1,277,545	i	Horizon Therapeutics USA, Inc	LIBOR 1 M + 2.000%	2.125	05/22/26	1,272,358
1,456,005	i	PAREXEL International Corp	LIBOR 1 M + 2.750%	2.865	09/27/24	1,438,038
1,104,106	i	PPD, Inc	LIBOR 1 M + 2.250%	2.750	01/13/28	1,097,603
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				13,758,073

REAL ESTATE - 0.0%
1,709,609	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.865	08/21/25	1,672,921
		TOTAL REAL ESTATE				1,672,921

RETAILING - 0.1%
1,792,114	i	Hillman Group, Inc	LIBOR 1 M + 4.000%	4.147	05/31/25	1,789,032
450,000	i	LS GROUP OPCO ACQUISITIO	LIBOR 3 M + 3.500%	4.250	11/02/27	449,626
1,600,000	i	Resideo Funding, Inc	LIBOR 3 M + 2.250%	2.750	02/09/28	1,594,000
975,094	i	Staples, Inc	LIBOR 3 M + 5.000%	5.205	04/16/26	949,908
		TOTAL RETAILING				4,782,566
163

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

SOFTWARE & SERVICES - 0.1%
$500,000	i	Avaya Holdings Corp	LIBOR 1 M + 4.250%	4.356%	12/15/27	$499,920
994,987	i	BY Crown Parent LLC	LIBOR 1 M + 3.000%	4.000	01/31/26	994,052
793,731	i	Camelot Finance S.A.	LIBOR 1 M + 3.000%	3.109	10/30/26	787,032
997,500	i	Camelot US Acquisition	LIBOR 1 M + 3.000%	4.000	10/31/26	996,503
668,263	i	Dun & Bradstreet Corp	LIBOR 1 M + 3.250%	3.359	02/06/26	664,086
1,591,837	i	Hyland Software, Inc	LIBOR 1 M + 3.500%	4.250	07/01/24	1,589,353
1,994,962	i	Informatica LLC	LIBOR 1 M + 3.250%	3.371	02/14/27	1,978,005
68,912	i	IQVIA, Inc	LIBOR 1 M + 1.750%	1.859	03/07/24	68,533
411,296	i	NeuStar, Inc	LIBOR 3 M + 3.500%	4.500	08/08/24	390,953
475,000	h,i	RealPage, Inc	LIBOR 3 M + 3.250%	3.750	02/18/28	472,559
913,350	i	Rocket Software, Inc	LIBOR 1 M + 4.250%	4.359	11/28/25	910,382
		TOTAL SOFTWARE & SERVICES				9,351,378

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,181,386	i	Dell International LLC	LIBOR 1 M + 1.750%	2.000	09/19/25	2,178,463
108,779	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.000	07/05/23	108,643
835,030	i	Plantronics, Inc	LIBOR 1 M + 2.500%	2.615	07/02/25	823,106
755,472	i	TTM Technologies, Inc	LIBOR 1 M + 2.500%	2.615	09/28/24	751,695
551,149	i	Western Digital Corp	LIBOR 1 M + 1.750%	1.865	04/29/23	550,234
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,412,141

TELECOMMUNICATION SERVICES - 0.1%
1,865,578	i	CommScope, Inc	LIBOR 1 M + 3.250%	3.359	04/06/26	1,851,679
2,000,000	i	SFR Group S.A.	LIBOR 1 M + 3.688%	3.800	01/31/26	1,979,580
623,553	i	Zayo Group Holdings, Inc	LIBOR 1 M + 3.000%	3.115	03/09/27	618,084
		TOTAL TELECOMMUNICATION SERVICES				4,449,343

TRANSPORTATION - 0.1%
1,454,545	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.106	12/14/23	1,387,884
750,000	h,i	American Airlines, Inc	LIBOR 3 M + 4.750%	5.500	03/24/28	767,580
315,570	i	Avis Budget Car Rental LLC	LIBOR 1 M + 2.250%	2.360	08/06/27	307,337
1,000,000	h,i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.750%	4.500	03/24/26	992,810
550,000	i	Mileage Plus Holdings LLC	LIBOR 3 M + 5.250%	6.250	06/18/27	583,775
2,000,000	i	XPO Logistics, Inc	LIBOR 1 M + 1.750%	1.865	02/24/25	1,985,900
		TOTAL TRANSPORTATION				6,025,286

UTILITIES - 0.1%
373,120	i	Alera Group Intermediate Holdings, Inc	LIBOR 1 M + 4.000%	4.500	08/01/25	372,654
990,000	i	AssuredPartners, Inc	LIBOR 1 M + 4.500%	5.500	02/12/27	989,752
930,552	i	Calpine Corp	LIBOR 1 M + 2.500%	2.610	12/02/27	924,076
2,054,000	i	First Eagle Holdings, Inc	LIBOR 3 M + 2.500%	2.703	02/02/27	2,024,895
1,970,203	i	Gopher Resource LLC	LIBOR 1 M + 3.250%	4.250	03/06/25	1,758,406
478,026	i	ProQuest LLC	LIBOR 1 M + 3.250%	3.359	10/23/26	474,680
1,275,839	i	Seattle SpinCo, Inc	LIBOR 1 M + 2.750%	2.859	06/21/24	1,262,022
812,250	i	Talen Energy Supply LLC	LIBOR 1 M + 3.750%	3.859	06/26/26	787,882
2,147,125	h,i	Utz Quality Foods LLC	LIBOR 1 M + 3.000%	3.109	01/20/28	2,142,208
910,006	i	Vistra Operations Co LLC	LIBOR 1 M + 1.750%	1.858	12/31/25	902,935
		TOTAL UTILITIES				11,639,510

		TOTAL BANK LOAN OBLIGATIONS				208,193,382
		(Cost $209,412,677)
164

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

BONDS - 95.2%

CORPORATE BONDS - 40.1%

AUTOMOBILES & COMPONENTS - 0.5%
$4,500,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	$4,651,110
200,000	g	Adient US LLC	9.000	04/15/25	222,000
1,875,000	g	Allison Transmission, Inc	3.750	01/30/31	1,816,406
450,000	g	Dana Financing Luxembourg SARL	6.500	06/01/26	466,875
225,000		Dana, Inc	5.375	11/15/27	236,250
225,000		Dana, Inc	5.625	06/15/28	240,750
750,000		Ford Motor Co	8.500	04/21/23	836,250
775,000		Ford Motor Co	9.000	04/22/25	938,614
4,900,000	g	Gates Global LLC	6.250	01/15/26	5,132,750
5,550,000		General Motors Co	6.125	10/01/25	6,526,292
1,400,000		General Motors Co	5.000	10/01/28	1,604,412
1,700,000		General Motors Co	6.600	04/01/36	2,206,489
5,050,000		General Motors Co	5.200	04/01/45	5,798,457
475,000		General Motors Co	6.750	04/01/46	641,171
5,000,000		Goodyear Tire & Rubber Co	5.250	04/30/31	5,000,000
1,000,000	g,o	IHO Verwaltungs GmbH	6.375	05/15/29	1,092,500
1,750,000		Magna International, Inc	3.625	06/15/24	1,892,082
		TOTAL AUTOMOBILES & COMPONENTS			39,302,408

BANKS - 8.4%
2,000,000	g	Akbank T.A.S.	6.800	02/06/26	1,991,466
1,900,000	g	Akbank T.A.S.	7.200	03/16/27	1,828,815
4,100,000	g	Australia & New Zealand Banking Group Ltd	2.950	07/22/30	4,237,391
10,000,000	g	Australia & New Zealand Banking Group Ltd	6.750	N/A‡	11,665,500
3,000,000		Banco Bilbao Vizcaya Argentaria S.A.	6.500	N/A‡	3,244,800
2,000,000	g	Banco de Bogota S.A.	4.375	08/03/27	2,116,020
2,100,000	g	Banco de Credito del Peru	2.700	01/11/25	2,161,950
1,650,000	g	Banco de Credito del Peru	3.250	09/30/31	1,650,000
2,375,000	g	Banco del Estado de Chile	2.704	01/09/25	2,475,682
1,725,000	g	Banco Industrial S.A.	4.875	01/29/31	1,777,095
2,000,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	2,065,000
3,300,000	g	Banco Internacional del Peru SAA Interbank	4.000	07/08/30	3,364,762
3,650,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	4,098,220
1,000,000		Banco Santander S.A.	2.746	05/28/25	1,044,829
4,200,000		Banco Santander S.A.	3.800	02/23/28	4,532,338
2,800,000		Banco Santander S.A.	2.749	12/03/30	2,667,069
3,000,000		Banco Santander S.A.	7.500	N/A‡	3,296,250
3,700,000		Bancolombia S.A.	3.000	01/29/25	3,779,550
1,325,000		Bancolombia S.A.	4.625	12/18/29	1,339,906
3,000,000	g	Bangkok Bank PCL	5.000	N/A‡	3,153,750
2,000,000	g	Banistmo S.A.	4.250	07/31/27	2,085,000
8,000,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	8,120,000
10,000,000		Bank of America Corp	4.000	01/22/25	10,951,100
20,300,000		Bank of America Corp	2.456	10/22/25	21,278,257
1,000,000		Bank of America Corp	4.450	03/03/26	1,124,017
6,800,000		Bank of America Corp	3.248	10/21/27	7,310,567
165

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$15,850,000		Bank of America Corp	3.824%	01/20/28	$17,412,999
16,950,000		Bank of America Corp	2.496	02/13/31	16,793,941
10,600,000		Bank of America Corp	2.592	04/29/31	10,577,870
10,000,000		Bank of America Corp	1.898	07/23/31	9,393,393
25,000,000		Bank of America Corp	1.922	10/24/31	23,526,642
5,000,000		Bank of America Corp	4.083	03/20/51	5,551,535
3,775,000		Bank of America Corp	3.483	03/13/52	3,846,674
12,900,000		Bank of America Corp	6.100	N/A‡	14,319,000
5,000,000		Bank of America Corp	6.250	N/A‡	5,534,000
3,750,000		Bank of Montreal	3.803	12/15/32	4,119,234
2,100,000		Barclays plc	4.338	05/16/24	2,248,641
7,000,000		Barclays plc	3.932	05/07/25	7,555,533
5,000,000		Barclays plc	7.750	N/A‡	5,456,000
5,550,000	g	BNP Paribas S.A.	2.819	11/19/25	5,842,243
875,000	g	BNP Paribas S.A.	2.219	06/09/26	897,240
3,600,000	g	BNP Paribas S.A.	1.323	01/13/27	3,520,770
3,575,000	g	BNP Paribas S.A.	1.904	09/30/28	3,513,905
2,800,000	g	BNP Paribas S.A.	2.588	08/12/35	2,633,403
5,750,000		Citigroup, Inc	3.875	03/26/25	6,265,905
4,025,000		Citigroup, Inc	3.200	10/21/26	4,325,177
2,200,000		Citigroup, Inc	4.300	11/20/26	2,454,041
5,975,000		Citigroup, Inc	4.450	09/29/27	6,743,304
2,975,000		Citigroup, Inc	4.125	07/25/28	3,292,212
32,075,000		Citigroup, Inc	2.666	01/29/31	32,226,594
5,550,000		Citigroup, Inc	4.412	03/31/31	6,333,727
3,600,000		Citigroup, Inc	2.572	06/03/31	3,597,185
4,000,000		Citigroup, Inc	6.300	N/A‡	4,249,240
5,000,000		Citigroup, Inc	5.000	N/A‡	5,151,500
4,775,000		Cooperatieve Rabobank UA	3.750	07/21/26	5,207,644
2,350,000	g	Credicorp Ltd	2.750	06/17/25	2,394,650
5,200,000	g	Credit Agricole S.A.	1.247	01/26/27	5,085,853
315,000	g	Danske Bank AS	5.375	01/12/24	351,253
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,651,606
1,000,000		Discover Bank	3.200	08/09/21	1,007,550
4,200,000		Discover Bank	2.450	09/12/24	4,396,310
5,400,000		Discover Bank	3.450	07/27/26	5,843,733
2,275,000		Discover Bank	2.700	02/06/30	2,290,423
807,000		Fifth Third Bancorp	3.500	03/15/22	828,940
850,000	g	Grupo Aval Ltd	4.750	09/26/22	886,984
1,675,000	g	Grupo Aval Ltd	4.375	02/04/30	1,689,656
1,650,000		HSBC Holdings plc	2.633	11/07/25	1,724,426
3,025,000		HSBC Holdings plc	1.645	04/18/26	3,026,856
625,000		HSBC Holdings plc	3.900	05/25/26	689,150
15,640,000		HSBC Holdings plc	4.292	09/12/26	17,311,022
750,000		HSBC Holdings plc	4.375	11/23/26	835,344
2,025,000		HSBC Holdings plc	4.041	03/13/28	2,216,874
900,000		HSBC Holdings plc	2.013	09/22/28	884,391
2,275,000		HSBC Holdings plc	4.950	03/31/30	2,656,246
3,850,000		HSBC Holdings plc	3.973	05/22/30	4,166,106
2,000,000		HSBC Holdings plc	2.357	08/18/31	1,924,753
590,000		HSBC Holdings plc	6.800	06/01/38	809,172
10,250,000		HSBC Holdings plc	6.000	N/A‡	11,221,188
360,000		Huntington Bancshares, Inc	4.000	05/15/25	398,941
4,100,000		Huntington National Bank	2.500	08/07/22	4,210,557
166

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$2,875,000	g	ICICI Bank Ltd	3.800%	12/14/27	$3,040,719
6,775,000	g	ING Groep NV	1.400	07/01/26	6,740,041
400,000		ING Groep NV	3.950	03/29/27	443,245
3,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	3,151,500
2,000,000	g	Itau Unibanco Holding S.A.	3.875	04/15/31	1,940,000
9,400,000		JPMorgan Chase & Co	2.301	10/15/25	9,784,796
2,500,000		JPMorgan Chase & Co	3.200	06/15/26	2,702,600
13,000,000		JPMorgan Chase & Co	4.203	07/23/29	14,706,680
19,405,000		JPMorgan Chase & Co	3.702	05/06/30	21,150,630
18,950,000		JPMorgan Chase & Co	2.739	10/15/30	19,259,265
11,680,000		JPMorgan Chase & Co	2.522	04/22/31	11,655,405
4,600,000		JPMorgan Chase & Co	2.956	05/13/31	4,685,060
12,125,000		JPMorgan Chase & Co	1.953	02/04/32	11,491,614
700,000		JPMorgan Chase & Co	4.260	02/22/48	812,738
6,535,000		JPMorgan Chase & Co	5.000	N/A‡	6,755,556
16,000,000		JPMorgan Chase & Co	6.100	N/A‡	17,224,000
775,000	g	Kookmin Bank	2.500	11/04/30	750,086
10,800,000		Lloyds Banking Group plc	7.500	N/A‡	12,339,000
7,200,000		Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	7,426,794
3,500,000	g,h	Mizrahi Tefahot Bank Ltd	3.077	04/07/31	3,495,695
1,550,000		MUFG Americas Holdings Corp	3.500	06/18/22	1,607,161
7,210,000		Natwest Group plc	3.032	11/28/35	6,878,917
3,000,000		Natwest Group plc	8.000	N/A‡	3,517,500
2,335,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	2,313,658
5,050,000		PNC Bank NA	2.700	10/22/29	5,161,529
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,636,859
5,100,000		Royal Bank of Canada	2.550	07/16/24	5,378,582
5,000,000		Royal Bank of Scotland Group plc	3.498	05/15/23	5,153,941
3,250,000		Royal Bank of Scotland Group plc	3.073	05/22/28	3,381,748
3,125,000		Santander Holdings USA, Inc	3.400	01/18/23	3,262,674
2,500,000	g	Sovcombank Via SovCom Capital DAC	3.400	01/26/25	2,469,343
6,500,000		Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	6,872,003
5,550,000		Toronto-Dominion Bank	1.150	06/12/25	5,552,632
1,300,000		Toronto-Dominion Bank	3.625	09/15/31	1,424,773
570,000		Truist Bank	2.450	08/01/22	585,226
1,075,000		Truist Bank	2.750	05/01/23	1,125,668
10,000,000		Truist Bank	3.689	08/02/24	10,686,170
2,125,000		Truist Bank	1.500	03/10/25	2,158,958
5,000,000		Truist Financial Corp	4.950	N/A‡	5,418,750
9,800,000		Truist Financial Corp	4.800	N/A‡	10,275,986
1,500,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,440,240
2,500,000	e,g	Turkiye Vakiflar Bankasi TAO	6.500	01/08/26	2,394,273
2,900,000	g	UBS Group AG.	2.095	02/11/32	2,743,157
2,000,000		UniCredit SpA	8.000	N/A‡	2,230,000
1,400,000	g	United Overseas Bank Ltd	3.750	04/15/29	1,496,824
3,650,000		Wells Fargo & Co	3.750	01/24/24	3,946,984
3,425,000		Wells Fargo & Co	3.550	09/29/25	3,733,250
10,475,000		Wells Fargo & Co	2.393	06/02/28	10,735,763
6,050,000		Wells Fargo & Co	2.879	10/30/30	6,232,176
8,500,000		Wells Fargo & Co	5.875	N/A‡	9,358,500
6,000,000		Wells Fargo & Co	5.900	N/A‡	6,376,500
15,000,000		Wells Fargo & Co	3.900	N/A‡	15,148,500
3,875,000		Westpac Banking Corp	4.110	07/24/34	4,137,764
		TOTAL BANKS			728,842,303

167

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

CAPITAL GOODS - 1.3%
$1,500,000	g	Adaro Indonesia PT	4.250%	10/31/24	$1,515,000
1,354,000		Air Lease Corp	3.000	02/01/30	1,325,170
5,000,000		Air Lease Corp	3.125	12/01/30	4,985,177
2,125,000	g	BAE Systems plc	3.400	04/15/30	2,255,602
1,325,000	g	BAE Systems plc	1.900	02/15/31	1,243,313
500,000	g	Beacon Escrow Corp	4.875	11/01/25	511,250
200,000	g	Beacon Roofing Supply, Inc	4.500	11/15/26	205,500
2,000,000	g	BOC Aviation Ltd	3.000	09/11/29	1,994,761
17,400,000		Boeing Co	2.196	02/04/26	17,346,042
6,900,000		Boeing Co	2.950	02/01/30	6,880,797
1,825,000		Boeing Co	3.250	02/01/35	1,768,640
4,325,000	g	DAE Funding LLC	3.375	03/20/28	4,289,330
232,000		General Electric Co	6.875	01/10/39	326,275
3,075,000	g	H&E Equipment Services, Inc	3.875	12/15/28	2,990,438
975,000	g	Hidrovias International Finance SARL	4.950	02/08/31	975,000
200,000		Howmet Aerospace, Inc	6.875	05/01/25	231,750
500,000	e	Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	548,395
6,655,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	7,301,050
1,100,000		L3Harris Technologies, Inc	3.850	06/15/23	1,173,556
850,000		Lockheed Martin Corp	1.850	06/15/30	827,700
1,100,000		Lockheed Martin Corp	2.800	06/15/50	1,037,463
2,503,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	2,549,140
5,775,000		Northrop Grumman Corp	3.250	01/15/28	6,195,073
10,825,000		Parker-Hannifin Corp	3.250	06/14/29	11,569,533
3,300,000		Raytheon Technologies Corp	2.250	07/01/30	3,247,696
325,000	g	Rolls-Royce plc	5.750	10/15/27	345,816
3,100,000		Roper Technologies, Inc	1.400	09/15/27	2,995,090
1,800,000		Roper Technologies, Inc	2.950	09/15/29	1,874,502
3,550,000		Roper Technologies, Inc	2.000	06/30/30	3,391,852
3,000,000	g	TSMC Global Ltd	0.750	09/28/25	2,928,918
2,000,000	g	TSMC Global Ltd	1.000	09/28/27	1,921,927
1,400,000	g	Tupy Overseas S.A.	4.500	02/16/31	1,358,014
248,000		United Technologies Corp	3.650	08/16/23	265,307
6,975,000		United Technologies Corp	4.125	11/16/28	7,854,781
5,000,000		United Technologies Corp	4.500	06/01/42	5,962,478
575,000	g	WESCO Distribution, Inc	7.125	06/15/25	628,763
425,000	g	WESCO Distribution, Inc	7.250	06/15/28	474,468
		TOTAL CAPITAL GOODS			113,295,567

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
500,000		ADT Corp	4.125	06/15/23	519,375
3,900,000	g	ADT Corp	4.875	07/15/32	3,963,375
1,000,000		AECOM	5.125	03/15/27	1,088,125
325,000	g	ASGN, Inc	4.625	05/15/28	335,296
1,912,889	g	British Airways	3.800	09/20/31	1,993,311
150,000	g	GFL Environmental, Inc	4.250	06/01/25	154,500
1,000,000	g	GFL Environmental, Inc	3.750	08/01/25	1,015,000
125,000	g	GFL Environmental, Inc	5.125	12/15/26	131,719
3,150,000	g	GFL Environmental, Inc	3.500	09/01/28	3,055,500
850,000		IHS Markit Ltd	4.125	08/01/23	910,869
1,375,000		IHS Markit Ltd	4.250	05/01/29	1,548,841
168

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$1,500,000	g,i	Nakama Re Ltd	LIBOR 6 M + 2.200%	2.200%	10/13/21	$1,501,650
125,000	g,h	NESCO Holdings II, Inc		5.500	04/15/29	128,225
2,125,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	2,299,356
1,300,000	g	Prime Security Services Borrower LLC		3.375	08/31/27	1,261,000
2,655,000	g	Prime Security Services Borrower LLC		6.250	01/15/28	2,763,828
2,225,000		Republic Services, Inc		2.900	07/01/26	2,372,809
100,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	102,885
1,150,000	g	Stericycle, Inc		3.875	01/15/29	1,135,625
1,000,000		United Rentals North America, Inc		5.875	09/15/26	1,046,250
880,000		Verisk Analytics, Inc		4.125	03/15/29	977,903
525,000		Verisk Analytics, Inc		3.625	05/15/50	516,090
1,800,000		Waste Management, Inc		2.900	09/15/22	1,855,015
550,000		Waste Management, Inc		4.100	03/01/45	620,941
1,500,000		Waste Management, Inc		2.500	11/15/50	1,295,540
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				32,593,028

CONSUMER DURABLES & APPAREL - 0.1%
750,000		Leggett & Platt, Inc		4.400	03/15/29	838,099
5,000,000		Lennar Corp		4.750	11/29/27	5,740,600
275,000	g	Mattel, Inc		3.375	04/01/26	283,921
219,000		Newell Brands, Inc		4.875	06/01/25	241,721
5,000,000		PulteGroup, Inc		5.000	01/15/27	5,750,000
		TOTAL CONSUMER DURABLES & APPAREL				12,854,341

CONSUMER SERVICES - 0.5%
16,500,000		Anheuser-Busch Cos LLC		3.650	02/01/26	18,141,581
5,500,000		Anheuser-Busch Cos LLC		4.900	02/01/46	6,569,991
750,000	g	Arcos Dorados Holdings, Inc		5.875	04/04/27	790,320
1,100,000	g	Cedar Fair LP		5.500	05/01/25	1,157,794
2,300,000	g	ENA Master Trust		4.000	05/19/48	2,334,500
125,000	g	Hilton Domestic Operating Co, Inc		5.375	05/01/25	131,750
125,000	g	Hilton Domestic Operating Co, Inc		5.750	05/01/28	134,534
3,700,000	g	Hilton Domestic Operating Co, Inc		3.625	02/15/32	3,591,220
400,000	g	International Game Technology plc		4.125	04/15/26	411,032
540,000	g	International Game Technology plc		6.250	01/15/27	598,290
1,550,000	g	Melco Resorts Finance Ltd		5.750	07/21/28	1,650,750
950,000	g	MGM China Holdings Ltd		5.250	06/18/25	986,812
1,400,000	g	MGM China Holdings Ltd		4.750	02/01/27	1,419,250
1,400,000		Sands China Ltd		5.400	08/08/28	1,599,416
475,000	g	Studio City Finance Ltd		5.000	01/15/29	476,757
1,250,000	g	Wynn Macau Ltd		5.500	01/15/26	1,304,688
475,000	g	Wynn Macau Ltd		5.625	08/26/28	496,518
100,000	g	Yum! Brands, Inc		7.750	04/01/25	109,375
		TOTAL CONSUMER SERVICES				41,904,578

DIVERSIFIED FINANCIALS - 3.4%
3,550,000		AerCap Ireland Capital DAC		1.750	01/30/26	3,447,988
4,100,000		AerCap Ireland Capital DAC		3.650	07/21/27	4,302,239
1,500,000		AerCap Ireland Capital DAC		4.625	10/15/27	1,645,429
1,775,000		American Express Co		2.500	08/01/22	1,822,773
710,000		American Express Co		2.650	12/02/22	736,463
1,250,000		American Express Co		3.700	08/03/23	1,337,918
2,000,000		American Express Credit Corp		3.300	05/03/27	2,188,132
169

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$2,000,000	g	Banco BTG Pactual S.A.	4.500%	01/10/25	$2,043,800
4,000,000	g	Banco BTG Pactual S.A.	2.750	01/11/26	3,784,000
1,405,000		Bank of New York Mellon Corp	4.700	N/A‡	1,522,247
455,000	g	BBVA Bancomer S.A.	5.350	11/12/29	468,081
2,850,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,931,966
1,740,000		Berkshire Hathaway, Inc	3.125	03/15/26	1,894,285
2,600,000	g	BPCE S.A.	4.625	07/11/24	2,867,984
7,868,000		Capital One Bank USA NA	3.375	02/15/23	8,264,471
2,490,000		Capital One Financial Corp	3.750	03/09/27	2,733,386
8,000,000		Charles Schwab Corp	4.000	N/A‡	8,118,400
600,000	g	Compass Group Diversified Holdings LLC	5.250	04/15/29	629,058
2,500,000	g	Credit Suisse Group AG.	2.997	12/14/23	2,584,493
5,750,000	g	Credit Suisse Group AG.	2.193	06/05/26	5,843,493
4,950,000	g	Credit Suisse Group AG.	1.305	02/02/27	4,791,275
5,725,000	g	Credit Suisse Group AG.	4.194	04/01/31	6,227,792
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,191,267
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,777,868
2,250,000		Deutsche Bank AG.	6.000	N/A‡	2,278,125
545,000		Discover Financial Services	5.200	04/27/22	571,297
2,075,000		Ford Motor Credit Co LLC	3.096	05/04/23	2,108,719
5,000,000		Ford Motor Credit Co LLC	3.664	09/08/24	5,175,025
1,400,000		Ford Motor Credit Co LLC	4.000	11/13/30	1,388,786
7,700,000		GE Capital International Funding Co	3.373	11/15/25	8,349,072
16,705,000		GE Capital International Funding Co	4.418	11/15/35	19,123,216
2,650,000		General Motors Financial Co, Inc	2.750	06/20/25	2,766,343
8,625,000		General Motors Financial Co, Inc	5.650	01/17/29	10,231,484
10,550,000		General Motors Financial Co, Inc	3.600	06/21/30	11,128,412
5,450,000		General Motors Financial Co, Inc	5.700	N/A‡	5,886,000
5,000,000		Goldman Sachs Group, Inc	3.625	02/20/24	5,380,750
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	5,018,049
13,800,000		Goldman Sachs Group, Inc	1.093	12/09/26	13,522,508
6,050,000		Goldman Sachs Group, Inc	1.431	03/09/27	5,995,829
13,900,000		Goldman Sachs Group, Inc	3.691	06/05/28	15,208,863
360,000		Goldman Sachs Group, Inc	6.750	10/01/37	508,904
1,900,000		Goldman Sachs Group, Inc	4.017	10/31/38	2,106,929
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	737,084
3,000,000		Goldman Sachs Group, Inc	4.950	N/A‡	3,173,400
500,000		Icahn Enterprises LP	4.750	09/15/24	519,217
925,000		Icahn Enterprises LP	5.250	05/15/27	955,062
3,800,000	g	Icahn Enterprises LP	4.375	02/01/29	3,713,398
1,100,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	1,093,265
7,400,000	g	Indian Railway Finance Corp Ltd	2.800	02/10/31	7,018,340
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,031,750
2,400,000	g	Inversiones CMPC S.A.	3.000	04/06/31	2,382,552
2,500,000	g	Jefferies Finance LLC	6.250	06/03/26	2,625,000
475,000		Legg Mason, Inc	3.950	07/15/24	522,346
3,425,000	g	LPL Holdings, Inc	4.000	03/15/29	3,450,688
2,500,000	g	Minejesa Capital BV	5.625	08/10/37	2,615,625
1,040,000		Morgan Stanley	4.000	07/23/25	1,154,145
9,700,000		Morgan Stanley	2.188	04/28/26	10,022,353
14,325,000		Morgan Stanley	3.125	07/27/26	15,417,711
100,000		Morgan Stanley	3.625	01/20/27	109,725
685,000		Morgan Stanley	3.950	04/23/27	758,004
170

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$16,500,000		Morgan Stanley	2.699%	01/22/31	$16,789,219
2,475,000	g	Power Finance Corp Ltd	3.950	04/23/30	2,527,297
775,000	g	Quicken Loans, Inc	5.250	01/15/28	813,750
1,125,000	g	REC Ltd	4.750	05/19/23	1,192,722
1,950,000		SLM Corp	5.500	01/25/23	2,023,125
550,000		Springleaf Finance Corp	5.375	11/15/29	585,063
550,000		State Street Corp	3.300	12/16/24	599,736
8,100,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	9,170,820
1,950,000		Synchrony Financial	4.375	03/19/24	2,125,882
2,850,000		Synchrony Financial	4.250	08/15/24	3,100,251
5,075,000	g	UBS Group AG	2.859	08/15/23	5,231,997
3,000,000	g	UBS Group AG	7.000	N/A‡	3,295,170
650,000		Voya Financial, Inc	5.700	07/15/43	840,635
		TOTAL DIVERSIFIED FINANCIALS			299,498,451

ENERGY - 3.9%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,635,049
1,075,000		AmeriGas Partners LP	5.875	08/20/26	1,182,930
1,875,000	g	Archrock Partners LP	6.250	04/01/28	1,904,625
1,900,000		Calumet Specialty Products Partners LP	7.750	04/15/23	1,885,959
5,000,000		Canadian Natural Resources Ltd	2.950	07/15/30	4,987,067
4,500,000		Cenovus Energy, Inc	5.375	07/15/25	5,057,165
7,900,000		Cenovus Energy, Inc	4.250	04/15/27	8,543,965
600,000	g	Chesapeake Energy Corp	5.500	02/01/26	624,537
565,000		Chevron Corp	2.355	12/05/22	581,482
5,550,000		Chevron Corp	1.554	05/11/25	5,663,241
2,525,000		Chevron Corp	2.236	05/11/30	2,512,315
5,875,000	g	ConocoPhillips	2.400	02/15/31	5,796,896
2,500,000	g	Cosan Ltd	5.500	09/20/29	2,646,250
1,125,000		Crestwood Midstream Partners LP	5.750	04/01/25	1,131,210
5,075,000		Diamondback Energy, Inc	2.875	12/01/24	5,351,788
3,750,000		Diamondback Energy, Inc	3.125	03/24/31	3,743,796
5,000,000		Ecopetrol S.A.	5.375	06/26/26	5,606,900
1,050,000		Ecopetrol S.A.	6.875	04/29/30	1,278,270
750,000		Ecopetrol S.A.	5.875	05/28/45	800,250
3,225,000	g	Empresa Nacional del Petroleo	5.250	11/06/29	3,595,889
4,175,000		Enbridge, Inc	3.125	11/15/29	4,341,278
4,350,000		Enbridge, Inc	5.750	07/15/80	4,654,500
1,924,000	g	Energean Israel Finance Ltd	4.875	03/30/26	1,935,395
2,300,000		Energy Transfer Operating LP	2.900	05/15/25	2,393,422
2,675,000		Energy Transfer Operating LP	4.750	01/15/26	2,970,179
1,670,000		Energy Transfer Operating LP	5.500	06/01/27	1,925,889
8,000,000		Energy Transfer Operating LP	5.250	04/15/29	9,106,296
5,250,000		Energy Transfer Operating LP	3.750	05/15/30	5,412,582
4,100,000		Energy Transfer Operating LP	6.250	04/15/49	4,812,610
4,625,000		Energy Transfer Operating LP	5.000	05/15/50	4,783,380
500,000	g	EnLink Midstream LLC	5.625	01/15/28	483,490
1,250,000		Enterprise Products Operating LLC	3.700	02/15/26	1,371,583
2,700,000		Enterprise Products Operating LLC	3.125	07/31/29	2,847,316
350,000		Enterprise Products Operating LLC	2.800	01/31/30	361,364
1,425,000		Enterprise Products Operating LLC	4.250	02/15/48	1,513,603
2,200,000		Enterprise Products Operating LLC	4.800	02/01/49	2,522,241
1,800,000		Enterprise Products Operating LLC	4.200	01/31/50	1,916,395
750,000	g	EQM Midstream Partners LP	6.000	07/01/25	807,188
171

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,900,000	g	EQM Midstream Partners LP	4.500%	01/15/29	$1,851,474
2,025,000	g	Ferrellgas Escrow LLC	5.375	04/01/26	2,011,432
2,225,000	g	Ferrellgas Escrow LLC	5.875	04/01/29	2,194,962
3,333,000	g	Galaxy Pipeline Assets Bidco Ltd	2.160	03/31/34	3,225,747
2,750,000	g	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	2,621,862
1,100,000		Genesis Energy LP	6.500	10/01/25	1,078,275
450,000	g	Hilcorp Energy I LP	5.750	02/01/29	453,937
450,000	g	Hilcorp Energy I LP	6.000	02/01/31	456,750
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,421,055
3,000,000	g	KazMunayGas National Co JSC	3.500	04/14/33	3,172,048
1,250,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	1,464,937
1,976,000		Kinder Morgan, Inc	5.300	12/01/34	2,333,645
2,025,000	g	Leviathan Bond Ltd	6.125	06/30/25	2,196,716
1,500,000	g	Leviathan Bond Ltd	6.500	06/30/27	1,641,526
7,625,000		Magellan Midstream Partners LP	3.250	06/01/30	7,982,644
5,000,000		Marathon Petroleum Corp	4.700	05/01/25	5,619,565
11,590,000		Marathon Petroleum Corp	3.800	04/01/28	12,525,261
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	1,109,143
2,750,000		Marathon Petroleum Corp	5.000	09/15/54	2,910,591
4,475,000		MPLX LP	1.750	03/01/26	4,481,834
7,575,000		MPLX LP	2.650	08/15/30	7,423,165
2,175,000		MPLX LP	4.700	04/15/48	2,353,131
2,900,000		Murphy Oil Corp	6.875	08/15/24	2,965,250
642,000		Murphy Oil Corp	5.875	12/01/27	629,160
200,000		Murphy Oil USA, Inc	5.625	05/01/27	209,000
1,000,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375	07/19/22	1,029,150
850,000		NuStar Logistics LP	5.750	10/01/25	909,942
2,000,000		Occidental Petroleum Corp	3.500	06/15/25	1,980,000
325,000		Occidental Petroleum Corp	5.500	12/01/25	343,687
475,000		Occidental Petroleum Corp	5.550	03/15/26	502,360
1,975,000		Occidental Petroleum Corp	4.300	08/15/39	1,674,820
950,000	g	Oleoducto Central S.A.	4.000	07/14/27	1,003,684
1,025,000		ONEOK, Inc	4.000	07/13/27	1,111,513
6,030,000		ONEOK, Inc	4.550	07/15/28	6,635,362
7,750,000		ONEOK, Inc	4.350	03/15/29	8,453,671
5,277,000		ONEOK, Inc	3.400	09/01/29	5,429,633
1,000,000		ONEOK, Inc	4.450	09/01/49	997,395
2,750,000		ONEOK, Inc	4.500	03/15/50	2,752,543
2,000,000	g,h	Parkland Corp	4.500	10/01/29	2,002,500
6,200,000	g	Pertamina Persero PT	1.400	02/09/26	6,029,122
850,000	g	Pertamina Persero PT	3.650	07/30/29	887,795
2,000,000	g	Pertamina Persero PT	5.625	05/20/43	2,247,663
2,075,000	g	Peru LNG Srl	5.375	03/22/30	1,859,740
1,167,000		Petrobras Global Finance BV	5.999	01/27/28	1,282,230
326,000		Petrobras Global Finance BV	5.093	01/15/30	338,681
500,000		Petrobras Global Finance BV	5.600	01/03/31	526,900
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	2,190,000
5,000,000		Petroleos Mexicanos	4.500	01/23/26	4,964,000
2,550,000		Petroleos Mexicanos	6.500	03/13/27	2,664,750
2,100,000		Petroleos Mexicanos	5.350	02/12/28	2,042,040
2,700,000		Petroleos Mexicanos	5.950	01/28/31	2,592,000
1,275,000	g	Petronas Capital Ltd	3.500	04/21/30	1,361,506
5,950,000	g	Petronas Energy Canada Ltd	2.112	03/23/28	5,873,346
172

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$5,000,000		Phillips 66	2.150%	12/15/30	$4,730,134
5,000,000		Phillips 66 Partners LP	3.750	03/01/28	5,353,271
1,925,000		Phillips 66 Partners LP	3.150	12/15/29	1,952,641
775,000		Phillips 66 Partners LP	4.680	02/15/45	804,728
1,200,000	g	PTTEP Treasury Center Co Ltd	2.587	06/10/27	1,232,929
450,000		Regency Energy Partners LP	4.500	11/01/23	484,387
270,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	316,296
6,125,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	6,719,607
8,900,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	9,987,473
2,675,000	g	Saudi Arabian Oil Co	2.250	11/24/30	2,561,706
1,325,000		Shell International Finance BV	2.875	05/10/26	1,413,406
1,750,000		Shell International Finance BV	3.125	11/07/49	1,688,023
800,000		Southwestern Energy Co	7.500	04/01/26	846,416
1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	2,123,997
450,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	485,906
1,500,000		Sunoco LP	6.000	04/15/27	1,569,375
1,150,000	g	Sunoco LP	4.500	05/15/29	1,145,688
550,000	g	Superior Plus LP	4.500	03/15/29	555,610
300,000		Targa Resources Partners LP	6.500	07/15/27	326,004
1,000,000	g	Targa Resources Partners LP	4.000	01/15/32	940,520
4,000,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	3,813,840
5,550,000		Total Capital International S.A.	3.127	05/29/50	5,224,897
10,800,000		TransCanada PipeLines Ltd	4.250	05/15/28	12,139,707
1,260,000		USA Compression Partners LP	6.875	04/01/26	1,292,288
500,000		USA Compression Partners LP	6.875	09/01/27	515,000
480,000		Vale Overseas Ltd	6.875	11/21/36	637,951
15,000,000		Williams Cos, Inc	2.600	03/15/31	14,661,405
850,000		Williams Partners LP	3.750	06/15/27	926,565
2,100,000	g	YPF S.A.	6.950	07/21/27	1,273,125
		TOTAL ENERGY			348,430,333

FOOD & STAPLES RETAILING - 0.6%
1,400,000	g	Central American Bottling Corp	5.750	01/31/27	1,479,275
3,975,000		Costco Wholesale Corp	1.600	04/20/30	3,806,914
1,250,000		Costco Wholesale Corp	1.750	04/20/32	1,188,165
674,000		Ingles Markets, Inc	5.750	06/15/23	679,055
1,750,000		Kroger Co	3.700	08/01/27	1,947,523
3,000,000		Kroger Co	3.875	10/15/46	3,133,622
575,000		Kroger Co	4.450	02/01/47	648,267
730,000		SYSCO Corp	3.750	10/01/25	795,019
515,000		Walgreen Co	3.100	09/15/22	533,804
15,000,000		Walmart, Inc	3.400	06/26/23	15,999,267
11,550,000		Walmart, Inc	3.700	06/26/28	12,990,151
6,900,000		Walmart, Inc	2.375	09/24/29	7,060,367
2,175,000		Walmart, Inc	3.950	06/28/38	2,514,230
		TOTAL FOOD & STAPLES RETAILING			52,775,659

FOOD, BEVERAGE & TOBACCO - 1.5%
511,000		Altria Group, Inc	4.800	02/14/29	587,143
1,725,000		Altria Group, Inc	3.400	05/06/30	1,804,759
2,700,000		Altria Group, Inc	5.950	02/14/49	3,361,749
3,000,000	e,g	Amaggi Luxembourg International Sarl	5.250	01/28/28	3,075,000
13,260,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	15,494,949
1,260,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,415,184
173

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$3,150,000		BAT Capital Corp	2.259%	03/25/28	$3,101,338
8,200,000		BAT Capital Corp	4.906	04/02/30	9,362,676
19,000,000		BAT Capital Corp	2.726	03/25/31	18,375,392
2,750,000		BAT Capital Corp	4.540	08/15/47	2,768,942
3,450,000		BAT Capital Corp	3.984	09/25/50	3,233,231
1,275,000	g	BRF S.A.	4.875	01/24/30	1,300,500
2,500,000	e,g	BRF S.A.	5.750	09/21/50	2,464,625
750,000		Constellation Brands, Inc	4.400	11/15/25	845,325
2,775,000		Constellation Brands, Inc	3.700	12/06/26	3,047,786
1,850,000		Constellation Brands, Inc	3.600	02/15/28	2,011,900
1,150,000		Constellation Brands, Inc	3.150	08/01/29	1,204,541
575,000		Constellation Brands, Inc	2.875	05/01/30	587,520
2,750,000		Diageo Capital plc	2.125	10/24/24	2,869,943
2,320,000		Diageo Capital plc	1.375	09/29/25	2,341,542
4,075,000		Diageo Capital plc	2.375	10/24/29	4,102,598
1,950,000		Diageo Capital plc	2.000	04/29/30	1,906,598
1,875,000	g	Embotelladora Andina S.A.	3.950	01/21/50	1,980,469
5,000,000		General Mills, Inc	3.700	10/17/23	5,361,372
625,000		General Mills, Inc	2.875	04/15/30	645,223
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	2,216,335
2,000,000	e,g	Kernel Holding S.A.	6.500	10/17/24	2,116,871
5,000,000		Kraft Heinz Foods Co	3.875	05/15/27	5,445,477
2,000,000	g	NBM US Holdings, Inc	6.625	08/06/29	2,199,610
11,350,000		PepsiCo, Inc	1.625	05/01/30	10,850,310
1,100,000		PepsiCo, Inc	3.450	10/06/46	1,163,108
200,000		Philip Morris International, Inc	6.375	05/16/38	276,220
2,025,000	g	Post Holdings, Inc	4.625	04/15/30	2,030,062
2,250,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	2,434,500
550,000	g	Triton Water Holdings, Inc	6.250	04/01/29	561,000
400,000		Tyson Foods, Inc	4.350	03/01/29	455,343
6,325,000	g	Ulker Biskuvi Sanayi AS.	6.950	10/30/25	6,632,685
		TOTAL FOOD, BEVERAGE & TOBACCO			129,631,826

HEALTH CARE EQUIPMENT & SERVICES - 1.8%
1,200,000		Abbott Laboratories	5.300	05/27/40	1,588,297
630,000		Anthem, Inc	3.125	05/15/22	648,960
3,500,000		Anthem, Inc	2.250	05/15/30	3,444,583
2,475,000		Anthem, Inc	3.600	03/15/51	2,561,888
2,550,000		Becton Dickinson & Co	2.823	05/20/30	2,614,156
2,100,000		Boston Scientific Corp	4.000	03/01/29	2,335,929
400,000	g	Centene Corp	5.375	08/15/26	421,960
1,750,000		Centene Corp	4.250	12/15/27	1,840,783
6,310,000		Centene Corp	3.000	10/15/30	6,299,525
1,800,000		Children’s Hospital Medic	4.268	05/15/44	2,085,172
2,700,000		Cigna Corp	2.400	03/15/30	2,677,128
2,550,000		Cigna Corp	3.200	03/15/40	2,549,940
680,000		CVS Health Corp	3.700	03/09/23	721,662
495,000		CVS Health Corp	3.875	07/20/25	547,152
4,600,000		CVS Health Corp	3.625	04/01/27	5,048,824
11,250,000		CVS Health Corp	3.750	04/01/30	12,272,225
12,525,000		CVS Health Corp	1.750	08/21/30	11,690,829
14,675,000		CVS Health Corp	1.875	02/28/31	13,783,952
2,250,000		CVS Health Corp	4.780	03/25/38	2,655,418
174

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$2,400,000		CVS Health Corp	2.700%	08/21/40	$2,210,213
4,750,000		CVS Health Corp	5.050	03/25/48	5,831,289
1,900,000		CVS Health Corp	4.250	04/01/50	2,132,757
1,370,000		Dartmouth-Hitchcock Health	4.178	08/01/48	1,513,861
1,800,000	g	DaVita, Inc	4.625	06/01/30	1,833,948
4,300,000	g	DaVita, Inc	3.750	02/15/31	4,101,039
1,000,000		HCA, Inc	5.375	02/01/25	1,115,515
2,815,000		HCA, Inc	5.625	09/01/28	3,237,250
5,000,000		HCA, Inc	3.500	09/01/30	5,042,349
1,900,000		HCA, Inc	5.500	06/15/47	2,363,209
3,500,000	g	Hologic, Inc	3.250	02/15/29	3,456,250
1,875,000		Humana, Inc	3.950	03/15/27	2,090,886
990,000	g	LifePoint Health, Inc	4.375	02/15/27	970,200
725,000	g	Molina Healthcare, Inc	4.375	06/15/28	745,996
3,700,000	e,g	MPH Acquisition Holdings LLC	5.750	11/01/28	3,607,500
3,375,000		MPT Operating Partnership LP	3.500	03/15/31	3,311,955
17,050,000	g	SBA Tower Trust	2.836	01/15/25	17,884,978
8,398,000	g	SBA Tower Trust	1.884	01/15/26	8,499,116
200,000	g	Teleflex, Inc	4.250	06/01/28	207,250
825,000		Tenet Healthcare Corp	4.625	07/15/24	842,069
225,000	g	Tenet Healthcare Corp	4.625	06/15/28	230,620
5,400,000	g	Tenet Healthcare Corp	6.125	10/01/28	5,636,250
620,000		UnitedHealth Group, Inc	2.875	03/15/22	631,491
1,525,000		UnitedHealth Group, Inc	2.950	10/15/27	1,636,951
1,375,000		UnitedHealth Group, Inc	3.750	10/15/47	1,502,802
750,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	793,247
1,470,000		Zimmer Biomet Holdings, Inc	3.550	04/01/25	1,592,697
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			158,810,071

INSURANCE - 1.3%
1,550,000	g	Acrisure LLC	4.250	02/15/29	1,524,347
285,000		Aetna, Inc	6.625	06/15/36	397,775
131,000		Aflac, Inc	6.450	08/15/40	175,746
1,025,000	g	AIA Group Ltd	3.200	03/11/25	1,090,714
3,000,000	g	AIA Group Ltd	3.600	04/09/29	3,222,839
825,000	g	Alliant Holdings Intermediate LLC	4.250	10/15/27	826,031
975,000		American Financial Group, Inc	3.500	08/15/26	1,056,726
620,000		American International Group, Inc	3.750	07/10/25	676,981
5,400,000		Aon Corp	2.800	05/15/30	5,518,206
3,740,000		Aon plc	3.500	06/14/24	4,018,254
4,500,000		AXIS Specialty Finance LLC	4.900	01/15/40	4,612,500
1,150,000		Berkshire Hathaway Finance Corp	1.850	03/12/30	1,121,987
1,500,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	1,736,517
8,250,000		Berkshire Hathaway Finance Corp	2.850	10/15/50	7,603,959
1,100,000		CNA Financial Corp	3.950	05/15/24	1,194,953
1,750,000		CNA Financial Corp	2.050	08/15/30	1,663,416
925,000	g	Equitable Financial Life Global Funding	1.400	07/07/25	924,510
2,300,000	g	Five Corners Funding Trust	4.419	11/15/23	2,523,020
3,700,000	g	Five Corners Funding Trust II	2.850	05/15/30	3,813,247
13,600,000		Hartford Financial Services Group, Inc	2.800	08/19/29	14,107,858
350,000		Hartford Financial Services Group, Inc	4.300	04/15/43	393,583
1,450,000	g	Liberty Mutual Group, Inc	3.951	10/15/50	1,495,739
1,400,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	1,507,865
600,000		MetLife, Inc	3.000	03/01/25	642,984
175

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$1,775,000		MetLife, Inc		3.600%	11/13/25	$1,951,016
8,870,000		MetLife, Inc		3.850	N/A‡	9,158,275
1,550,000	g	Metropolitan Life Global Funding I		2.950	04/09/30	1,615,096
10,175,000		PartnerRe Finance B LLC		4.500	10/01/50	10,381,549
3,500,000		Principal Financial Group, Inc		2.125	06/15/30	3,365,757
940,000		Prudential Financial, Inc		3.500	05/15/24	1,024,372
2,000,000		Prudential Financial, Inc		3.905	12/07/47	2,163,874
5,220,000		Prudential Financial, Inc		3.700	10/01/50	5,278,464
1,190,000	g	Prudential Funding LLC		6.750	09/15/23	1,354,343
2,220,000		Reinsurance Group of America, Inc		3.900	05/15/29	2,433,360
525,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	601,909
6,250,000	g,i	Vitality Re IX Ltd	U.S. Treasury Bill 3 M + 1.600%	1.610	01/10/22	6,187,500
2,200,000	g,i	Vitality Re X Ltd	U.S. Treasury Bill 3 M + 1.750%	1.765	01/10/23	2,189,000
365,000		Willis North America, Inc		3.600	05/15/24	393,346
		TOTAL INSURANCE				109,947,618

MATERIALS - 1.8%
100,000	g	Alcoa Nederland Holding BV		6.750	09/30/24	103,350
400,000	g	Alpek SAB de C.V.		4.250	09/18/29	423,204
1,325,000	g	Alpek SAB de C.V.		3.250	02/25/31	1,310,425
2,300,000	g	Anglo American Capital plc		2.625	09/10/30	2,250,896
6,625,000		AngloGold Ashanti Holdings plc		3.750	10/01/30	6,698,151
1,310,000	g	Antofagasta plc		2.375	10/14/30	1,279,346
200,000	g	Arconic Corp		6.000	05/15/25	215,557
1,225,000	g	Ardagh Metal Packaging Finance USA LLC		3.250	09/01/28	1,210,753
900,000	g	Ardagh Metal Packaging Finance USA LLC		4.000	09/01/29	898,533
900,000	g	Axalta Coating Systems LLC		3.375	02/15/29	877,680
1,850,000		Ball Corp		2.875	08/15/30	1,782,012
370,000		Bemis Co, Inc		3.100	09/15/26	394,378
925,000		Bemis Co, Inc		2.630	06/19/30	922,608
7,675,000	g	Berry Global, Inc		1.570	01/15/26	7,553,889
2,950,000	g	Berry Global, Inc		5.625	07/15/27	3,115,938
2,500,000	g	Celulosa Arauco y Constitucion S.A.		4.250	04/30/29	2,727,000
1,025,000	g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	1,103,156
675,000	g	Cemex SAB de C.V.		7.375	06/05/27	764,215
2,325,000	g	Cemex SAB de C.V.		5.450	11/19/29	2,547,037
2,425,000	g	Cemex SAB de C.V.		3.875	07/11/31	2,366,800
877,000	g	Cleveland-Cliffs, Inc		9.875	10/17/25	1,027,449
725,000	g	Constellium SE		3.750	04/15/29	693,158
1,750,000	g	Corp Nacional del Cobre de Chile		3.625	08/01/27	1,890,839
2,000,000	g	Corp Nacional del Cobre de Chile		3.150	01/14/30	2,073,724
1,250,000	g	Corp Nacional del Cobre de Chile		4.375	02/05/49	1,390,423
1,000,000	g	Corp Nacional del Cobre de Chile		3.150	01/15/51	912,739
1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.700	01/30/50	1,002,045
265,000		DowDuPont, Inc		4.493	11/15/25	299,491
1,140,000		DowDuPont, Inc		4.725	11/15/28	1,325,017
500,000	g	Element Solutions, Inc		3.875	09/01/28	493,375
950,000	g	Enviva Partners LP		6.500	01/15/26	995,125
3,500,000	g	First Quantum Minerals Ltd		6.875	10/15/27	3,753,750
4,900,000		Freeport-McMoRan, Inc		5.450	03/15/43	5,894,700
1,800,000	g	Fresnillo plc		4.250	10/02/50	1,768,500
176

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,250,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125%	05/15/29	$1,462,500
225,000	g	Hudbay Minerals, Inc	4.500	04/01/26	233,845
475,000	g	Hudbay Minerals, Inc	6.125	04/01/29	507,063
1,275,000	g	Industrias Penoles SAB de C.V.	4.150	09/12/29	1,385,887
1,275,000		International Paper Co	5.000	09/15/35	1,539,240
3,500,000		International Paper Co	5.150	05/15/46	4,433,231
350,000		International Paper Co	4.350	08/15/48	404,525
3,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	3,299,130
775,000	g	Inversiones CMPC S.A.	3.850	01/13/30	826,073
675,000	g	James Hardie International Finance DAC	5.000	01/15/28	713,812
2,000,000	g	Klabin Austria GmbH	5.750	04/03/29	2,239,000
1,000,000	g	Klabin Finance S.A.	4.875	09/19/27	1,092,590
1,750,000	g	MEGlobal Canada ULC	5.000	05/18/25	1,944,670
1,000,000	g	Metinvest BV	7.650	10/01/27	1,071,146
2,700,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	2,786,929
2,700,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	2,737,894
1,600,000		Mosaic Co	4.875	11/15/41	1,765,835
2,000,000		Newmont Corp	2.250	10/01/30	1,948,274
5,305,000		Newmont Goldcorp Corp	3.625	06/09/21	5,306,855
5,900,000	g	Nova Chemicals Corp	4.875	06/01/24	6,165,500
1,725,000		Nutrien Ltd	3.375	03/15/25	1,854,479
4,900,000		Nutrien Ltd	2.950	05/13/30	5,070,670
2,000,000	g	OCI NV	5.250	11/01/24	2,080,000
2,375,000	g	OCI NV	4.625	10/15/25	2,455,156
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	771,300
480,000		Packaging Corp of America	3.650	09/15/24	521,787
375,000	g	PolyOne Corp	5.750	05/15/25	398,437
4,050,000		Praxair, Inc	1.100	08/10/30	3,682,799
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,670,372
1,475,000		Sasol Financing USA LLC	5.875	03/27/24	1,564,385
1,750,000		Sasol Financing USA LLC	4.375	09/18/26	1,785,262
4,200,000		Sherwin-Williams Co	2.300	05/15/30	4,136,464
1,500,000	g	Sociedad Quimica y Minera de Chile S.A.	4.250	05/07/29	1,676,250
2,400,000		Suzano Austria GmbH	3.750	01/15/31	2,469,048
1,325,000	e,g	Suzano Austria GmbH	7.000	03/16/47	1,705,924
250,000	g	Tronox Finance plc	5.750	10/01/25	260,782
1,150,000	g	Tronox, Inc	4.625	03/15/29	1,151,437
3,675,000	g	UltraTech Cement Ltd	2.800	02/16/31	3,451,597
175,000	g	Univar Solutions USA, Inc	5.125	12/01/27	182,108
6,900,000		WRKCo, Inc	4.900	03/15/29	8,056,335
		TOTAL MATERIALS			148,873,854

MEDIA & ENTERTAINMENT - 2.2%
2,675,000		Activision Blizzard, Inc	3.400	09/15/26	2,923,948
1,850,000		Activision Blizzard, Inc	1.350	09/15/30	1,671,269
2,500,000	g	Arches Buyer, Inc	4.250	06/01/28	2,495,500
1,900,000	g	B2W Digital Lux Sarl	4.375	12/20/30	1,855,350
1,650,000	g	Banco Nacional de Panama	2.500	08/11/30	1,531,200
1,575,000	g	Cable Onda S.A.	4.500	01/30/30	1,672,603
500,000	e,g	CBS Radio, Inc	7.250	11/01/24	517,500
4,900,000	g	CCO Holdings LLC	5.125	05/01/27	5,180,843
5,000,000	g	CCO Holdings LLC	4.250	02/01/31	5,011,100
5,150,000		Charter Communications Operating LLC	3.750	02/15/28	5,576,824
5,660,000		Charter Communications Operating LLC	4.200	03/15/28	6,238,942
177

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$2,500,000		Charter Communications Operating LLC	2.800%	04/01/31	$2,467,221
2,400,000		Charter Communications Operating LLC	5.125	07/01/49	2,700,170
10,750,000		Charter Communications Operating LLC	4.800	03/01/50	11,531,689
10,300,000		Comcast Corp	2.350	01/15/27	10,751,595
3,130,000		Comcast Corp	3.300	02/01/27	3,415,295
3,700,000		Comcast Corp	4.150	10/15/28	4,234,400
3,875,000		Comcast Corp	1.500	02/15/31	3,595,067
4,525,000		Comcast Corp	3.200	07/15/36	4,718,948
1,000,000		Comcast Corp	3.900	03/01/38	1,123,208
7,500,000		Comcast Corp	4.700	10/15/48	9,267,328
17,350,000		Comcast Corp	2.800	01/15/51	15,908,383
4,100,000	g	CSC Holdings LLC	5.500	04/15/27	4,306,435
1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,654,200
5,000,000	g	CSC Holdings LLC	3.375	02/15/31	4,712,500
656,000		Discovery Communications LLC	2.950	03/20/23	685,369
3,475,000		Discovery Communications LLC	3.625	05/15/30	3,718,701
3,500,000		Discovery Communications LLC	5.200	09/20/47	4,149,483
1,450,000		DISH DBS Corp	5.000	03/15/23	1,512,712
1,000,000		DISH DBS Corp	7.750	07/01/26	1,103,735
2,000,000		DISH DBS Corp	7.375	07/01/28	2,098,100
2,000,000	g	Empresa de los Ferrocarriles del Estado	3.068	08/18/50	1,745,000
1,125,000	g	Gray Escrow, Inc	7.000	05/15/27	1,223,437
550,000	g	Gray Television, Inc	5.875	07/15/26	569,937
2,785,000		Grupo Televisa SAB	6.625	01/15/40	3,578,725
650,000		Lamar Media Corp	3.750	02/15/28	649,188
1,000,000		Lamar Media Corp	4.000	02/15/30	997,220
1,675,000	g	Lamar Media Corp	3.625	01/15/31	1,618,134
1,275,000	g	LCPR Senior Secured Financing DAC	5.125	07/15/29	1,297,466
6,900,000	g	LUKOIL Securities BV	3.875	05/06/30	7,115,970
1,200,000		MDGH-GMTN BV	2.500	05/21/26	1,245,324
3,000,000	g	Medco Bell Pte Ltd	6.375	01/30/27	3,009,000
2,445,000	g	Mexico Remittances Funding Fiduciary Estate Management Sarl	4.875	01/15/28	2,396,345
885,000		NBC Universal Media LLC	6.400	04/30/40	1,277,568
45,000	g	Nielsen Finance LLC	5.000	04/15/22	45,009
2,100,000	g	Oryx Funding Ltd	5.800	02/03/31	2,165,916
525,000	g	Outfront Media Capital LLC	4.250	01/15/29	505,428
1,525,000	g	Rackspace Technology Global, Inc	3.500	02/15/28	1,465,754
1,575,000	g	Sirius XM Radio, Inc	4.125	07/01/30	1,576,811
750,000	g	TEGNA, Inc	4.750	03/15/26	795,938
500,000		TEGNA, Inc	4.625	03/15/28	508,750
1,075,000	g	Telefonica Celular del Paraguay S.A.	5.875	04/15/27	1,138,156
250,000		Time Warner Cable LLC	5.875	11/15/40	310,461
1,100,000		ViacomCBS, Inc	2.900	01/15/27	1,156,217
800,000		ViacomCBS, Inc	3.375	02/15/28	850,152
1,770,000		ViacomCBS, Inc	4.375	03/15/43	1,909,945
200,000		ViacomCBS, Inc	5.850	09/01/43	255,442
4,500,000		Walt Disney Co	3.000	09/15/22	4,672,170
110,000		Walt Disney Co	7.625	11/30/28	150,185
19,500,000		Walt Disney Co	2.000	09/01/29	19,258,484
85,000		Walt Disney Co	6.550	03/15/33	117,696
1,825,000		Weibo Corp	3.375	07/08/30	1,815,512
		TOTAL MEDIA & ENTERTAINMENT			193,750,958
178

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
$1,550,000		AbbVie, Inc	2.850%	05/14/23	$1,616,773
12,900,000		AbbVie, Inc	3.800	03/15/25	14,093,761
11,400,000		AbbVie, Inc	2.950	11/21/26	12,137,361
7,050,000		AbbVie, Inc	3.200	11/21/29	7,499,593
6,500,000		AbbVie, Inc	4.050	11/21/39	7,277,441
2,072,000		AbbVie, Inc	4.400	11/06/42	2,408,270
1,360,000		AbbVie, Inc	4.450	05/14/46	1,566,949
8,775,000		AbbVie, Inc	4.250	11/21/49	9,929,228
1,775,000		AstraZeneca plc	3.125	06/12/27	1,910,195
1,500,000	g	Avantor Funding, Inc	4.625	07/15/28	1,566,540
1,021,000		Bristol-Myers Squibb Co	2.900	07/26/24	1,090,895
424,000		Bristol-Myers Squibb Co	3.875	08/15/25	471,486
12,950,000		Bristol-Myers Squibb Co	3.400	07/26/29	14,151,952
10,750,000		Bristol-Myers Squibb Co	1.450	11/13/30	10,043,416
620,000		Bristol-Myers Squibb Co	4.250	10/26/49	730,283
1,375,000		Bristol-Myers Squibb Co	2.550	11/13/50	1,221,979
225,000	g	Emergent BioSolutions, Inc	3.875	08/15/28	219,937
475,000	g	Endo Luxembourg Finance Co I Sarl	6.125	04/01/29	479,156
1,850,000		Gilead Sciences, Inc	1.200	10/01/27	1,773,667
635,000		Gilead Sciences, Inc	4.000	09/01/36	696,190
4,850,000		Gilead Sciences, Inc	2.800	10/01/50	4,310,602
100,000	g	Jaguar Holding Co II	4.625	06/15/25	104,330
125,000	g	Jaguar Holding Co II	5.000	06/15/28	130,187
1,325,000		Johnson & Johnson	2.900	01/15/28	1,432,681
1,250,000		Johnson & Johnson	3.400	01/15/38	1,370,879
7,875,000		Merck & Co, Inc	1.450	06/24/30	7,502,493
4,075,000		Mylan, Inc	4.550	04/15/28	4,601,878
2,650,000	g	Royalty Pharma plc	2.200	09/02/30	2,528,869
10,175,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	9,806,544
1,000,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	967,165
3,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,868,750
2,125,000	g	Viatris, Inc	2.700	06/22/30	2,098,401
1,250,000	g	Viatris, Inc	3.850	06/22/40	1,279,202
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			129,887,053

REAL ESTATE - 2.0%
5,450,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	5,908,360
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	501,590
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	750,246
2,775,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	3,278,028
1,900,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	1,727,484
1,450,000		American Tower Corp	3.000	06/15/23	1,525,801
2,700,000		American Tower Corp	2.950	01/15/25	2,871,031
600,000		American Tower Corp	3.375	10/15/26	648,867
10,000,000		American Tower Corp	2.750	01/15/27	10,438,408
1,200,000		American Tower Corp	3.600	01/15/28	1,295,696
5,800,000		American Tower Corp	3.800	08/15/29	6,314,780
6,950,000		American Tower Corp	2.900	01/15/30	7,065,032
5,025,000		American Tower Corp	1.875	10/15/30	4,700,966
179

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,975,000		Brandywine Operating Partnership LP	3.950%	02/15/23	$2,064,263
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,213,951
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,407,337
600,000		Brixmor Operating Partnership LP	2.250	04/01/28	588,729
2,000,000		Camden Property Trust	4.250	01/15/24	2,167,096
1,550,000		Corporate Office Properties LP	2.750	04/15/31	1,498,816
400,000		Crown Castle International Corp	3.650	09/01/27	435,894
1,275,000		Crown Castle International Corp	3.800	02/15/28	1,388,964
6,675,000		Crown Castle International Corp	2.250	01/15/31	6,415,658
5,845,000		Crown Castle International Corp	2.100	04/01/31	5,518,703
1,950,000		Digital Realty Trust LP	3.700	08/15/27	2,149,674
1,075,000		Duke Realty LP	4.000	09/15/28	1,192,422
1,925,000		Equinix, Inc	2.150	07/15/30	1,830,177
850,000		Essex Portfolio LP	3.375	01/15/23	884,374
5,000,000		Essex Portfolio LP	3.875	05/01/24	5,403,375
4,575,000		Essex Portfolio LP	3.000	01/15/30	4,687,220
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,816,651
3,000,000		Healthcare Realty Trust, Inc	3.625	01/15/28	3,224,129
900,000		Healthcare Realty Trust, Inc	2.400	03/15/30	876,152
925,000		Healthcare Realty Trust, Inc	2.050	03/15/31	867,451
4,125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	4,506,113
5,525,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	5,701,568
5,500,000		Highwoods Realty LP	3.875	03/01/27	5,952,704
1,025,000		Highwoods Realty LP	4.125	03/15/28	1,109,052
1,350,000		Highwoods Realty LP	4.200	04/15/29	1,466,052
8,010,000		Highwoods Realty LP	3.050	02/15/30	8,088,476
1,675,000		Highwoods Realty LP	2.600	02/01/31	1,636,059
1,225,000	g	Howard Hughes Corp	4.125	02/01/29	1,197,707
1,300,000	g	Howard Hughes Corp	4.375	02/01/31	1,273,187
835,000		Hudson Pacific Properties LP	3.950	11/01/27	894,935
1,500,000		Hudson Pacific Properties LP	3.250	01/15/30	1,509,512
775,000		iStar, Inc	4.750	10/01/24	806,314
1,400,000		Kennedy-Wilson, Inc	4.750	03/01/29	1,417,500
1,475,000		Kennedy-Wilson, Inc	5.000	03/01/31	1,493,806
425,000		Life Storage LP	2.200	10/15/30	401,459
350,000	g	MGM Growth Properties Operating Partnership LP	4.625	06/15/25	369,145
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,296,741
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,298,291
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,165,062
2,150,000		Mid-America Apartments LP	3.600	06/01/27	2,339,336
7,350,000		Mid-America Apartments LP	2.750	03/15/30	7,420,356
2,700,000		Mid-America Apartments LP	1.700	02/15/31	2,480,444
625,000		National Retail Properties, Inc	4.000	11/15/25	686,338
1,850,000		National Retail Properties, Inc	3.600	12/15/26	2,005,254
1,100,000		Regency Centers LP	3.900	11/01/25	1,201,807
1,950,000		Regency Centers LP	3.600	02/01/27	2,110,674
4,650,000		Regency Centers LP	2.950	09/15/29	4,729,819
2,925,000		Retail Properties of America, Inc	4.750	09/15/30	3,095,884
3,950,000	g	SBA Communications Corp	3.125	02/01/29	3,796,543
646,000		SITE Centers Corp	3.625	02/01/25	674,588
2,000,000		SITE Centers Corp	4.250	02/01/26	2,133,664
2,833,000		SITE Centers Corp	4.700	06/01/27	3,094,359
3,000,000	g	Trust F/1401	5.250	01/30/26	3,315,000
180

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$775,000	g	VICI Properties LP	3.500%	02/15/25	$789,047
400,000		Weingarten Realty Investors	3.375	10/15/22	413,399
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,963,602
475,000		Weingarten Realty Investors	4.450	01/15/24	514,060
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,101,641
700,000		Weingarten Realty Investors	3.250	08/15/26	733,370
		TOTAL REAL ESTATE			179,840,193

RETAILING - 0.6%
1,100,000		AutoNation, Inc	3.800	11/15/27	1,199,930
3,275,000		AutoZone, Inc	1.650	01/15/31	2,998,062
300,000		Chevron USA, Inc	3.900	11/15/24	330,324
1,400,000		Chevron USA, Inc	3.850	01/15/28	1,559,995
1,250,000		Chevron USA, Inc	5.050	11/15/44	1,585,603
550,000	g	Group 1 Automotive, Inc	4.000	08/15/28	546,562
520,000		Home Depot, Inc	2.625	06/01/22	533,092
4,000,000	g	JSM Global Sarl	4.750	10/20/30	4,010,040
125,000	g	L Brands, Inc	9.375	07/01/25	155,625
925,000	g	L Brands, Inc	6.625	10/01/30	1,056,165
850,000	g	Lithia Motors, Inc	4.625	12/15/27	882,937
1,950,000	g	Lithia Motors, Inc	4.375	01/15/31	2,023,993
4,215,000		O’Reilly Automotive, Inc	3.550	03/15/26	4,602,455
2,175,000		O’Reilly Automotive, Inc	3.600	09/01/27	2,377,552
2,100,000		O’Reilly Automotive, Inc	4.200	04/01/30	2,360,835
5,505,000		O’Reilly Automotive, Inc	1.750	03/15/31	5,086,134
715,000		Penske Automotive Group, Inc	5.500	05/15/26	735,771
2,200,000	g	Prosus NV	3.680	01/21/30	2,270,698
2,000,000	g	Prosus NV	3.832	02/08/51	1,756,550
4,950,000	g	Staples, Inc	7.500	04/15/26	5,221,013
8,025,000		Target Corp	2.350	02/15/30	8,136,083
		TOTAL RETAILING			49,429,419

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
4,250,000		Broadcom, Inc	4.150	11/15/30	4,587,280
6,774,000	g	Broadcom, Inc	3.469	04/15/34	6,797,160
2,475,000	g	Broadcom, Inc	3.500	02/15/41	2,370,415
260,000		Intel Corp	3.150	05/11/27	283,084
1,150,000		Intel Corp	3.734	12/08/47	1,238,771
1,350,000		Lam Research Corp	3.750	03/15/26	1,496,335
1,525,000		Lam Research Corp	4.000	03/15/29	1,726,966
5,575,000		Lam Research Corp	1.900	06/15/30	5,403,137
550,000		Lam Research Corp	2.875	06/15/50	524,283
1,650,000	g	NXP BV	2.700	05/01/25	1,730,461
2,650,000	g	NXP BV	3.875	06/18/26	2,916,809
1,200,000	g	NXP BV	3.400	05/01/30	1,267,143
3,600,000	g	SK Hynix, Inc	1.500	01/19/26	3,542,688
1,100,000		Texas Instruments, Inc	2.625	05/15/24	1,165,773
1,100,000		Texas Instruments, Inc	4.150	05/15/48	1,308,670
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			36,358,975

SOFTWARE & SERVICES - 0.9%
9,955,000		Adobe, Inc	2.300	02/01/30	10,067,528
181

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,275,000		Baidu, Inc	4.375%	05/14/24	$1,398,647
250,000	g	Black Knight InfoServ LLC	3.625	09/01/28	245,652
925,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	929,856
90,000	g	Camelot Finance S.A.	4.500	11/01/26	93,053
2,375,000		Fidelity National Information Services, Inc	2.250	03/01/31	2,333,474
6,300,000		Fiserv, Inc	2.750	07/01/24	6,657,314
9,550,000		Fiserv, Inc	3.500	07/01/29	10,300,623
900,000	g	Gartner, Inc	3.750	10/01/30	892,557
2,425,000		Global Payments, Inc	2.650	02/15/25	2,547,897
5,225,000		Global Payments, Inc	3.200	08/15/29	5,503,030
3,000,000	g	HCL America, Inc	1.375	03/10/26	2,945,985
1,625,000	g	j2 Global, Inc	4.625	10/15/30	1,641,250
19,000,000		Microsoft Corp	2.400	08/08/26	20,087,833
446,000		Microsoft Corp	2.525	06/01/50	406,116
2,614,000		Microsoft Corp	2.921	03/17/52	2,574,927
550,000	g	Open Text Holdings, Inc	4.125	02/15/30	557,529
175,000	g	Presidio Holdings, Inc	4.875	02/01/27	179,379
875,000		salesforce.com, Inc	3.700	04/11/28	977,296
2,400,000		Twilio, Inc	3.625	03/15/29	2,429,592
580,000		Visa, Inc	3.150	12/14/25	632,606
4,725,000		Visa, Inc	2.050	04/15/30	4,716,723
900,000		Visa, Inc	2.700	04/15/40	881,399
		TOTAL SOFTWARE & SERVICES			79,000,266

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
3,450,000		Amphenol Corp	2.800	02/15/30	3,537,151
8,575,000		Apple, Inc	2.450	08/04/26	9,033,694
19,975,000		Apple, Inc	2.050	09/11/26	20,679,907
1,100,000		Apple, Inc	4.650	02/23/46	1,367,745
3,000,000		Apple, Inc	2.650	02/08/51	2,741,344
6,076,000		Broadcom Corp	3.875	01/15/27	6,597,959
434,000	g	CommScope Technologies LLC	6.000	06/15/25	442,702
675,000		Corning, Inc	4.375	11/15/57	737,209
4,450,000	g	Dell International LLC	5.300	10/01/29	5,205,441
5,500,000	g	Lenovo Group Ltd	3.421	11/02/30	5,522,407
2,425,000	g	NCR Corp	5.000	10/01/28	2,449,250
975,000	g	Sensata Technologies BV	4.000	04/15/29	992,579
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,055,541
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	574,493
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			62,937,422

TELECOMMUNICATION SERVICES - 2.3%
5,500,000		AT&T, Inc	4.300	02/15/30	6,191,744
11,050,000		AT&T, Inc	2.250	02/01/32	10,510,074
10,737,000	g	AT&T, Inc	2.550	12/01/33	10,193,610
2,300,000		AT&T, Inc	4.500	05/15/35	2,594,090
8,825,000		AT&T, Inc	3.300	02/01/52	7,948,213
7,122,000	g	AT&T, Inc	3.500	09/15/53	6,581,695
13,750,000	g	AT&T, Inc	3.550	09/15/55	12,582,714
12,498,000	g	AT&T, Inc	3.800	12/01/57	11,890,430
2,399,000	g	AT&T, Inc	3.650	09/15/59	2,192,851
3,775,000	g	Avaya, Inc	6.125	09/15/28	4,007,408
2,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,147,386
6,250,000	g	Bharti Airtel Ltd	3.250	06/03/31	6,102,018
182

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$450,000	g	C&W Senior Financing Designated Activity Co	7.500%	10/15/26	$476,437
2,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	2,132,500
975,000	g	CommScope, Inc	6.000	03/01/26	1,027,343
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	934,360
1,525,000	g	Kenbourne Invest S.A.	4.700	01/22/28	1,567,700
1,175,000	g	Millicom International Cellular S.A.	4.500	04/27/31	1,222,000
2,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,235,810
2,000,000	g	Network i2i Ltd	5.650	N/A‡	2,115,000
2,000,000	g	Network i2i Ltd	3.975	N/A‡	2,005,000
2,475,000	g,h	Ooredoo International Finance Ltd	2.625	04/08/31	2,448,320
500,000		Orange S.A.	5.375	01/13/42	647,552
510,000		Rogers Communications, Inc	3.625	12/15/25	556,474
1,900,000		Rogers Communications, Inc	3.700	11/15/49	1,886,568
4,700,000		Telefonica Emisiones SAU	4.103	03/08/27	5,255,279
2,300,000		T-Mobile USA, Inc	2.250	02/15/26	2,316,537
3,000,000		T-Mobile USA, Inc	2.625	02/15/29	2,913,120
16,100,000	g	T-Mobile USA, Inc	3.875	04/15/30	17,474,296
10,800,000	g	T-Mobile USA, Inc	2.550	02/15/31	10,580,652
2,000,000		T-Mobile USA, Inc	2.875	02/15/31	1,933,000
1,275,000	g	T-Mobile USA, Inc	3.000	02/15/41	1,183,391
1,150,000	g	T-Mobile USA, Inc	4.500	04/15/50	1,291,323
4,075,000	g	T-Mobile USA, Inc	3.300	02/15/51	3,808,373
206,000		Verizon Communications, Inc	3.376	02/15/25	223,441
1,375,000	g	Verizon Communications, Inc	1.680	10/30/30	1,275,637
1,300,000		Verizon Communications, Inc	1.750	01/20/31	1,210,605
7,600,000		Verizon Communications, Inc	2.550	03/21/31	7,593,104
11,097,000		Verizon Communications, Inc	4.272	01/15/36	12,542,760
18,400,000		Verizon Communications, Inc	2.875	11/20/50	16,353,586
7,000,000		Vodafone Group plc	4.250	09/17/50	7,688,440
1,325,000	g	Zayo Group Holdings, Inc	4.000	03/01/27	1,301,812
		TOTAL TELECOMMUNICATION SERVICES			197,142,653

TRANSPORTATION - 0.6%
1,000,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	1,054,288
800,000	g	Adani Ports & Special Economic Zone Ltd	4.200	08/04/27	848,392
1,800,000	g	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	1,706,580
2,925,000	g	American Airlines, Inc	5.500	04/20/26	3,044,018
3,825,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	3,699,623
6,375,000		Canadian Pacific Railway Co	2.050	03/05/30	6,158,758
1,000,000		CSX Corp	2.600	11/01/26	1,056,797
625,000		CSX Corp	3.250	06/01/27	679,626
700,000		CSX Corp	3.800	03/01/28	776,890
9,715,000		CSX Corp	4.250	03/15/29	11,033,547
3,475,000		Delta Air Lines, Inc	2.900	10/28/24	3,474,688
775,000	g	Delta Air Lines, Inc	7.000	05/01/25	892,767
1,275,000	g	Delta Air Lines, Inc	4.500	10/20/25	1,360,933
2,275,000		Delta Air Lines, Inc	3.750	10/28/29	2,218,200
1,000,000	g	DP World Ltd	5.625	09/25/48	1,172,020
200,000	g	Hawaiian Brand Intellectual Property Ltd	5.750	01/20/26	212,520
1,243,000	g	Mexico City Airport Trust	4.250	10/31/26	1,308,257
700,000	g	Mileage Plus Holdings LLC	6.500	06/20/27	767,375
2,650,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,802,375
5,200,000		Union Pacific Corp	3.950	09/10/28	5,826,125
183

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$2,175,000		Union Pacific Corp	3.839%	03/20/60	$2,311,583
		TOTAL TRANSPORTATION			52,405,362

UTILITIES - 3.4%
1,905,875	g	Adani Transmission Ltd	4.250	05/21/36	1,964,709
1,000,000		AEP Transmission Co LLC	3.100	12/01/26	1,080,747
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	1,097,618
725,000		Alabama Power Co	4.150	08/15/44	804,011
3,000,000		Alabama Power Co	3.450	10/01/49	3,058,908
4,600,000		Ameren Corp	3.650	02/15/26	5,017,757
1,800,000		Ameren Corp	3.500	01/15/31	1,910,252
1,650,000		American Water Capital Corp	3.000	12/01/26	1,768,537
3,075,000		American Water Capital Corp	2.800	05/01/30	3,162,453
1,400,000		American Water Capital Corp	4.000	12/01/46	1,524,726
1,425,000		American Water Capital Corp	3.750	09/01/47	1,519,733
675,000		American Water Capital Corp	3.450	05/01/50	682,511
5,275,000		Atmos Energy Corp	1.500	01/15/31	4,818,469
375,000		Atmos Energy Corp	4.125	10/15/44	410,920
3,000,000		Avangrid, Inc	3.150	12/01/24	3,224,158
800,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	846,469
2,050,000		Baltimore Gas & Electric Co	3.750	08/15/47	2,192,745
2,750,000		Baltimore Gas & Electric Co	3.200	09/15/49	2,670,290
4,950,000		Berkshire Hathaway Energy Co	3.250	04/15/28	5,336,187
7,137,000		Berkshire Hathaway Energy Co	1.650	05/15/31	6,634,919
1,075,000		Black Hills Corp	4.250	11/30/23	1,166,020
850,000		Black Hills Corp	3.150	01/15/27	907,052
3,350,000	g	Calpine Corp	3.750	03/01/31	3,192,885
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	810,248
1,125,000		CMS Energy Corp	3.600	11/15/25	1,224,054
3,000,000	e,g	Comision Federal de Electricidad	3.348	02/09/31	2,883,030
395,000		Commonwealth Edison Co	5.900	03/15/36	525,780
6,750,000		Commonwealth Edison Co	3.000	03/01/50	6,407,675
2,100,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	2,207,871
6,300,000	h	Dominion Energy, Inc	3.300	04/15/41	6,201,624
1,550,000		Dominion Resources, Inc	2.000	08/15/21	1,557,144
7,575,000		DTE Electric Co	2.250	03/01/30	7,554,670
3,050,000		Duke Energy Corp	1.800	09/01/21	3,064,870
7,575,000		Duke Energy Corp	2.650	09/01/26	7,925,974
3,125,000		Duke Energy Corp	3.750	09/01/46	3,142,738
1,046,309		Duke Energy Florida Project Finance LLC	1.731	09/01/22	1,057,392
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	694,343
2,300,000		Duke Energy Progress LLC	2.500	08/15/50	1,960,020
6,000,000		Edison International	5.375	N/A‡	6,082,800
2,390,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,419,875
2,000,000		Enel Chile S.A.	4.875	06/12/28	2,316,000
6,000,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	5,902,560
3,000,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	2,881,665
4,994,000		Entergy Corp	4.000	07/15/22	5,186,697
3,700,000		Entergy Corp	0.900	09/15/25	3,613,097
900,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	977,403
1,000,000		Eversource Energy	0.800	08/15/25	974,763
3,000,000		Eversource Energy	3.450	01/15/50	2,980,215
1,225,000		Exelon Corp	4.050	04/15/30	1,364,992
2,975,000		Exelon Generation Co LLC	3.400	03/15/22	3,049,737
184

TIAA-CREF FUNDS - Core Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$2,700,000		Florida Power & Light Co	3.990%	03/01/49	$3,105,371
UGX	8,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	1,953,812
	$1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,201,925
	2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	2,100,000
	8,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	8,867,123
	2,000,000	g	Kallpa Generacion SA	4.125	08/16/27	2,130,000
	2,200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	2,357,909
	2,400,000	g	Korea Southern Power Co Ltd	0.750	01/27/26	2,322,336
	7,275,000		MidAmerican Energy Co	3.650	04/15/29	8,069,956
	2,175,000		MidAmerican Energy Co	3.650	08/01/48	2,300,040
	3,000,000	g	NBK Tier Financing Ltd	3.625	N/A‡	2,953,941
	1,650,000		Nevada Power Co	2.400	05/01/30	1,644,344
	1,150,000	g	Nexa Resources S.A.	6.500	01/18/28	1,319,901
	300,000		NextEra Energy Capital Holdings, Inc	3.250	04/01/26	324,305
	5,750,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	5,625,826
	3,075,000		NiSource, Inc	3.490	05/15/27	3,336,673
	5,350,000		NiSource, Inc	3.600	05/01/30	5,798,649
	12,100,000		NiSource, Inc	1.700	02/15/31	11,207,255
	4,150,000	g	NRG Energy, Inc	2.450	12/02/27	4,124,965
	1,250,000		NRG Energy, Inc	5.750	01/15/28	1,328,125
	2,000,000		NSTAR Electric Co	3.200	05/15/27	2,162,586
	850,000		NSTAR Electric Co	3.950	04/01/30	955,153
	2,175,000		Ohio Power Co	4.150	04/01/48	2,436,560
	2,175,000		Ohio Power Co	4.000	06/01/49	2,428,707
	150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	216,627
	700,000		ONE Gas, Inc	3.610	02/01/24	746,240
	350,000	g	Pattern Energy Operations LP	4.500	08/15/28	355,687
	1,375,000		PECO Energy Co	3.000	09/15/49	1,316,241
	1,000,000		PECO Energy Co	2.800	06/15/50	931,351
	1,400,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	1,467,508
	2,000,000	g	Perusahaan Listrik Negara PT	3.375	02/05/30	2,015,000
	911,000	g,o	Petra Diamonds US Treasury plc	10.500	03/08/26	883,670
	135,000		Potomac Electric Power Co	7.900	12/15/38	209,691
	1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,004,941
	1,550,000	g	Promigas S.A. ESP	3.750	10/16/29	1,575,575
	8,425,000		Public Service Co of Colorado	1.875	06/15/31	8,059,327
	3,225,000		Public Service Co of Colorado	3.200	03/01/50	3,231,796
	3,925,000		Public Service Electric & Gas Co	3.150	01/01/50	3,907,895
	2,500,000	g	Rumo Luxembourg Sarl	5.250	01/10/28	2,628,050
	5,000,000	g	Saka Energi Indonesia PT	4.450	05/05/24	4,412,500
	1,750,000		Southern Co	4.400	07/01/46	1,948,770
	15,000,000		Southern Co	4.000	01/15/51	15,828,750
	2,075,000		Southern Co Gas Capital Corp	3.875	11/15/25	2,292,174
	1,250,000		Southern Co Gas Capital Corp	4.400	06/01/43	1,353,813
	1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,215,975
	4,900,000		Southwestern Public Service Co	3.400	08/15/46	4,892,191
	400,000		TC PipeLines LP	3.900	05/25/27	433,904
	1,000,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	1,007,336
	1,700,000	g	UEP Penonome II S.A.	6.500	10/01/38	1,712,767
	845,000	e	Virginia Electric & Power Co	2.950	01/15/22	856,333
	1,025,000		Virginia Electric & Power Co	2.950	11/15/26	1,098,755
	1,050,000		Virginia Electric & Power Co	3.500	03/15/27	1,151,069
	6,000,000		Virginia Electric & Power Co	3.800	04/01/28	6,625,850
185

TIAA-CREF FUNDS - Core Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$1,000,000		Wisconsin Power & Light Co	4.100%	10/15/44	$1,092,826
	1,800,000		Xcel Energy, Inc	3.350	12/01/26	1,949,974
	470,000		Xcel Energy, Inc	4.800	09/15/41	553,718
			TOTAL UTILITIES			296,991,079

			TOTAL CORPORATE BONDS			3,494,503,417
			(Cost $3,418,441,648)

GOVERNMENT BONDS - 40.1%

AGENCY SECURITIES - 0.6%
	340,564		AMAL Ltd	3.465	08/21/21	343,237
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,591,872
	3,359,000		Canal Barge Co, Inc	4.500	11/12/34	3,795,528
	23,350,000		Federal Farm Credit Banks Funding Corp	0.045	03/16/22	23,349,224
	5,750,000		Overseas Private Investment Corp (OPIC)	3.520	09/20/32	6,410,883
	11,000,000	g	Private Export Funding Corp (PEFCO)	3.266	11/08/21	11,206,604
	2,000,000	g	Reliance Industries Ltd	3.667	11/30/27	2,171,820
			TOTAL AGENCY SECURITIES			49,869,168

FOREIGN GOVERNMENT BONDS - 3.0%
	2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	2,168,022
	1,500,000	g	Abu Dhabi Government International Bond	2.500	09/30/29	1,535,761
	3,150,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	2,999,871
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,593,903
	35,219		Argentina Republic Government International Bond	1.000	07/09/29	12,626
	1,013,650		Argentina Republic Government International Bond (Step Bond)	0.125	07/09/30	339,117
INR	140,000,000		Asian Development Bank	6.200	10/06/26	1,948,334
	$1,500,000	g	Bahrain Government International Bond	5.450	09/16/32	1,443,482
	3,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	3,191,880
EUR	2,100,000	g	Banque Ouest Africaine de Developpement	2.750	01/22/33	2,532,205
	$133,900	g	Barbados Government International Bond	6.500	10/01/29	135,908
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,743,250
	1,575,000	g	Bermuda Government International Bond	4.750	02/15/29	1,821,330
	550,000	g	Bermuda Government International Bond	2.375	08/20/30	537,625
	3,000,000	g	BNG Bank NV	3.000	09/20/23	3,190,079
	1,452,500	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,575,963
BRL	10,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/27	1,874,748
	$1,450,000		Brazilian Government International Bond	3.875	06/12/30	1,406,660
	1,450,000		Brazilian Government International Bond	5.625	02/21/47	1,476,637
	2,000,000		Brazilian Government International Bond	4.750	01/14/50	1,816,140
	5,950,000		Chile Government International Bond	2.550	01/27/32	5,995,815
CNY	16,600,000		China Government Bond	2.880	11/05/23	2,535,035
	5,000,000		China Government Bond	3.270	11/19/30	767,672
	3,300,000		China Government Bond	3.810	09/14/50	512,499
	$3,200,000		Colombia Government International Bond	3.000	01/30/30	3,133,984
	2,700,000		Colombia Government International Bond	5.000	06/15/45	2,876,607
	3,000,000		Colombia Government International Bond	3.875	02/15/61	2,688,750
COP	3,520,000,000		Colombian TES	7.250	10/26/50	877,778
	$900,000	g	Corp Financiera de Desarrollo S.A.	2.400	09/28/27	886,959
	2,925,000	g	Costa Rica Government International Bond	5.625	04/30/43	2,544,750
	1,750,000	g	Development Bank of Japan, Inc	0.500	03/04/24	1,745,686
186

TIAA-CREF FUNDS - Core Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

DOP	121,500,000	g	Dominican Republic Government International Bond	8.900%	02/15/23	$2,203,497
	90,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	1,706,147
	120,000,000	g	Dominican Republic Government International Bond	12.000	03/05/32	2,637,681
	$3,000,000	g	Dominican Republic Government International Bond	4.875	09/23/32	3,060,000
	3,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	3,169,500
	143,196	g	Ecuador Government International Bond	0.000	07/31/30	57,280
	458,325	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	266,979
	1,201,102	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/35	546,501
	550,475	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/40	238,080
EUR	3,000,000	g	Egypt Government International Bond	5.625	04/16/30	3,492,418
	$1,625,000	g	Egypt Government International Bond	5.875	02/16/31	1,518,518
	1,050,000	g	Egypt Government International Bond	8.500	01/31/47	1,040,411
	1,875,000	g	Egypt Government International Bond	8.875	05/29/50	1,906,545
	1,200,000	g	El Salvador Government International Bond	7.625	02/01/41	1,155,000
	1,070,000	g	El Salvador Government International Bond	7.125	01/20/50	954,975
	395,000		European Investment Bank	4.875	02/15/36	527,111
	4,400,000	g	Export-Import Bank of India	3.875	02/01/28	4,688,428
	1,200,000	e,g	Export-Import Bank of India	2.250	01/13/31	1,092,019
	2,000,000	e	Export-Import Bank of Korea	0.750	09/21/25	1,956,069
	3,000,000		Export-Import Bank of Korea	1.250	09/21/30	2,773,162
	950,000	g	Ghana Government International Bond	8.125	03/26/32	915,209
	1,500,000	g	Ghana Government International Bond	8.627	06/16/49	1,387,140
	850,000	g	Guatemala Government International Bond	4.500	05/03/26	915,110
	1,550,000	g	Guatemala Government International Bond	4.375	06/05/27	1,658,500
EUR	1,750,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	2,231,659
	$3,200,000	g	Honduras Government International Bond	6.250	01/19/27	3,496,000
	250,000	g	Honduras Government International Bond	5.625	06/24/30	261,250
IDR	28,000,000,000		Indonesia Treasury Bond	7.000	09/15/30	1,949,667
	25,500,000,000		Indonesia Treasury Bond	7.500	08/15/32	1,796,222
	$1,793,750	g	Iraq Government International Bond	5.800	01/15/28	1,694,269
	3,100,000		Israel Government International Bond	3.250	01/17/28	3,415,234
	2,175,000		Israel Government International Bond	4.125	01/17/48	2,501,250
EUR	125,000	g	Ivory Coast Government International Bond	4.875	01/30/32	142,729
	$1,237,154	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,235,241
	3,050,000		Jamaica Government International Bond	7.875	07/28/45	4,132,750
	1,500,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	1,602,164
	1,750,000	g	Jordan Government International Bond	4.950	07/07/25	1,795,664
	1,500,000	g	Jordan Government International Bond	5.750	01/31/27	1,567,681
	1,375,000	g	Kenya Government International Bond	7.000	05/22/27	1,457,157
	1,000,000	g	Kenya Government International Bond	8.000	05/22/32	1,058,935
	2,080,000	g	Kommunalbanken AS.	2.750	02/05/24	2,214,517
	2,000,000	g	Kommunalbanken AS.	1.125	06/14/30	1,868,844
	3,175,000	g	Korea Electric Power Corp	1.125	06/15/25	3,152,414
187

TIAA-CREF FUNDS - Core Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$1,500,000	g	Korea Housing Finance Corp	3.000%	10/31/22	$1,556,090
MYR	7,600,000		Malaysia Government Bond	3.828	07/05/34	1,819,216
MXN	51,000,000		Mexican Bonos	7.750	05/29/31	2,658,527
	$2,200,000		Mexico Government International Bond	4.150	03/28/27	2,439,382
	3,450,000		Mexico Government International Bond	3.250	04/16/30	3,478,946
	3,424,000		Mexico Government International Bond	6.050	01/11/40	4,109,793
	977,000	g	Mongolia Government International Bond	5.125	12/05/22	1,006,235
	500,000	g	Mongolia Government International Bond	5.125	04/07/26	533,099
	1,025,000	e,g	Morocco Government International Bond	3.000	12/15/32	958,412
	2,825,000	g	Morocco Government International Bond	5.500	12/11/42	3,107,500
	525,000	g	Morocco Government International Bond	4.000	12/15/50	462,527
	2,500,000	g	Namibia Government International Bond	5.250	10/29/25	2,616,070
	2,000,000	g	Nederlandse Waterschapsbank NV	3.125	12/05/22	2,095,680
	1,425,000	g	Nigeria Government International Bond	6.500	11/28/27	1,466,989
	750,000	g	Oman Government International Bond	6.750	10/28/27	826,399
	1,500,000	g	Oman Government International Bond	6.000	08/01/29	1,556,099
	1,500,000	g	Oman Government International Bond	6.250	01/25/31	1,564,972
	3,000,000		Panama Government International Bond	4.300	04/29/53	3,217,020
	3,225,000		Panama Notas del Tesoro	3.750	04/17/26	3,458,490
	475,000	g	Paraguay Government International Bond	4.700	03/27/27	529,630
	725,000	g	Paraguay Government International Bond	5.400	03/30/50	816,720
	3,400,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	3,684,070
	4,650,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	5,214,092
	1,825,000		Peruvian Government International Bond	4.125	08/25/27	2,038,160
PEN	6,775,000	g	Peruvian Government International Bond	5.400	08/12/34	1,762,684
	$332,817	g	Petroamazonas EP	4.625	12/06/21	302,863
	2,600,000		Philippine Government International Bond	3.750	01/14/29	2,872,684
	620,000		Province of Quebec Canada	7.500	09/15/29	879,845
	1,500,000	g	Provincia de Mendoza Argentina (Step Bond)	2.750	03/19/29	862,500
	450,000	g	Qatar Government International Bond	3.400	04/16/25	488,762
	1,375,000	g	Qatar Government International Bond	3.750	04/16/30	1,534,079
	2,000,000	g	Qatar Government International Bond	4.400	04/16/50	2,307,226
GHS	14,700,000		Republic of Ghana Government Bonds	16.500	02/06/23	2,529,864
	$5,000,000		Republic of Italy Government International Bond	4.000	10/17/49	5,116,485
	2,200,000	g	Republic of Paraguay	6.100	08/11/44	2,640,000
UZS	7,990,000,000	g	Republic of Uzbekistan Bond	14.500	11/25/23	761,613
	$675,000	g	Republic of Uzbekistan Bond	3.700	11/25/30	653,950
	2,150,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	2,262,799
	2,000,000	g	Romanian Government International Bond	3.000	02/14/31	1,993,901
	1,425,000	g	Romanian Government International Bond	4.000	02/14/51	1,369,012
RUB	147,000,000		Russian Federal Bond-OFZ	6.000	10/06/27	1,867,974
	$1,600,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	1,840,320
	2,900,000	g	Saudi Government International Bond	4.500	04/17/30	3,336,494
	2,000,000	g	Saudi Government International Bond	3.750	01/21/55	1,958,200
	1,225,000	g	Serbia International Bond	2.125	12/01/30	1,126,746
RSD	290,000,000		Serbia Treasury Bonds	5.875	02/08/28	3,507,984
	$2,000,000		South Africa Government International Bond	5.875	09/16/25	2,205,600
ZAR	22,300,000		South Africa Government International Bond	7.000	02/28/31	1,233,148
	23,400,000		South Africa Government International Bond	8.750	01/31/44	1,241,413
	$2,200,000		South Africa Government International Bond	5.375	07/24/44	1,998,568
	2,900,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	3,428,960
	2,050,000		State of Israel	3.375	01/15/50	2,071,484
188

TIAA-CREF FUNDS - Core Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

THB	49,000,000		Thailand Government International Bond		3.300%	06/17/38	$1,714,660
	$1,000,000		Turkey Government International Bond		5.950	01/15/31	903,770
EUR	2,275,000	g	Ukraine Government International Bond		4.375	01/27/30	2,441,526
UYU	98,000,000	g	Uruguay Government International Bond		9.875	06/20/22	2,306,075
	$1,776,946		Uruguay Government International Bond		4.375	01/23/31	2,060,973
	575,000		Uruguay Government International Bond		4.125	11/20/45	639,734
	925,000		Uruguay Government International Bond		5.100	06/18/50	1,145,946
	2,400,000	†,g	Zambia Government International Bond		8.500	04/14/24	1,368,413
			TOTAL FOREIGN GOVERNMENT BONDS				257,299,376

MORTGAGE BACKED - 22.9%
	131		Federal Home Loan Mortgage Corp (FHLMC)		7.500	11/15/21	132
	203		FHLMC		6.000	05/15/22	206
	9,825,000		FHLMC		3.000	10/15/33	10,654,775
	3,208,729		FHLMC		3.500	08/15/43	3,311,438
	12,927,124		FHLMC		3.500	03/15/44	13,566,678
	3,860,596	i	FHLMC	LIBOR 1 M + 5.920%	5.814	03/15/44	713,784
	11,728,849		FHLMC		4.000	10/01/47	12,883,887
	5,560,123	i	FHLMC	LIBOR 1 M + 9.920%	9.750	06/15/48	6,302,852
	1,539,033		FHLMC		3.000	09/01/48	1,617,135
	6,164,797	i	FHLMC	LIBOR 1 M + 9.840%	9.670	10/15/48	7,353,617
	34,051,167		FHLMC		4.000	09/01/49	37,234,180
	14,351,002		FHLMC		2.000	09/25/50	1,739,564
	19,989,785		FHLMC		2.500	11/25/50	3,362,865
	26,010,552		FHLMC		2.500	02/25/51	4,252,450
	625		Federal Home Loan Mortgage Corp Gold (FGLMC)		8.000	01/01/31	641
	7,673		FGLMC		8.000	09/01/31	8,679
	70,943		FGLMC		7.000	12/01/31	81,177
	54,580		FGLMC		4.500	07/01/33	60,747
	387,585		FGLMC		7.000	12/01/33	447,769
	123,307		FGLMC		4.500	04/01/35	137,182
	108,108		FGLMC		7.000	05/01/35	123,007
	2,216,410		FGLMC		5.000	06/01/36	2,578,127
	87,879		FGLMC		5.000	07/01/39	102,300
	1,949,676		FGLMC		5.000	08/01/44	2,267,010
	166,101		FGLMC		4.500	11/01/44	185,352
	115,472		FGLMC		4.500	11/01/44	129,673
	85,455		FGLMC		4.500	12/01/44	94,573
	129,177		FGLMC		4.500	12/01/44	145,224
	774,365		FGLMC		3.500	04/01/45	840,863
	17,206,428		FGLMC		3.500	08/01/45	18,729,413
	19,589,923		FGLMC		3.500	10/01/45	21,255,914
	4,055,591		FGLMC		4.000	12/01/45	4,497,660
	23,380,989		FGLMC		3.500	08/01/46	25,290,830
	17,872,845		FGLMC		3.000	02/01/47	18,904,958
	6,511,494		FGLMC		4.500	06/01/47	7,311,324
	5,316,259		FGLMC		4.000	09/01/47	5,861,449
	6,062,121		FGLMC		3.500	12/01/47	6,547,942
	18,012,495		FGLMC		3.500	03/01/48	19,435,332
	13,907,366		FGLMC		4.000	03/01/48	15,273,034
	3,102,848		FGLMC		4.000	07/01/48	3,391,486
	16,062,673		FGLMC		4.500	08/01/48	17,890,529
189

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$132		Federal National Mortgage Association (FNMA)		8.000%	07/01/24	$143
148		FNMA		7.500	01/01/29	163
939		FNMA		7.500	03/01/31	1,115
1,426,148		FNMA		3.500	05/01/32	1,541,154
64,000,000	h	FNMA		2.500	05/25/32	66,557,500
4,241,950		FNMA		3.000	10/01/32	4,480,845
843,944		FNMA		3.500	11/01/32	910,359
832,974		FNMA		5.000	05/01/35	966,855
642,907		FNMA		5.000	10/01/35	747,402
333,405		FNMA		5.000	02/01/36	387,845
107,000,000	h	FNMA		2.000	04/25/36	109,811,159
379,029		FNMA		5.500	11/01/38	445,457
299,880		FNMA		5.500	03/01/39	350,886
6,674,832		FNMA		3.000	10/01/39	6,950,637
2,779,031		FNMA		3.000	05/01/40	2,911,224
648,244		FNMA		5.000	09/01/40	748,875
307,603		FNMA		4.000	02/01/41	337,301
597,373		FNMA		5.000	05/01/41	694,964
9,656,863		FNMA		4.000	09/01/42	10,585,965
951,422		FNMA		3.500	04/01/43	1,034,183
3,890,335		FNMA		3.000	04/25/43	4,035,860
849,668		FNMA		3.500	09/01/43	924,958
4,372,184	i	FNMA	LIBOR 1 M + 5.950%	5.841	09/25/43	1,026,725
2,801,926		FNMA		4.000	01/01/44	3,101,463
2,307,726		FNMA		4.500	03/01/44	2,636,724
730,739		FNMA		4.500	06/01/44	811,397
3,596,363		FNMA		4.500	06/01/44	4,036,932
721,095		FNMA		3.500	07/01/44	778,807
2,185,773		FNMA		4.500	08/01/44	2,453,191
2,968,397		FNMA		4.500	10/01/44	3,333,090
2,268,053		FNMA		4.500	11/01/44	2,546,743
2,006,148		FNMA		5.000	11/01/44	2,314,668
557,049		FNMA		4.500	12/01/44	625,201
2,142,362		FNMA		4.000	01/01/45	2,361,120
6,276,723		FNMA		3.000	02/25/45	6,546,046
1,375,073		FNMA		3.000	02/25/45	1,417,301
182,078		FNMA		3.500	03/01/45	196,042
156,429		FNMA		3.500	03/01/45	169,609
1,723,443		FNMA		3.000	03/25/45	1,784,936
3,852,714		FNMA		3.500	04/25/45	3,996,958
2,064,490		FNMA		3.500	05/01/45	2,246,210
3,463,130		FNMA		4.000	06/01/45	3,826,972
4,571,658		FNMA		4.000	12/01/45	5,055,095
8,522,903		FNMA		3.000	12/25/45	8,840,847
4,282,194		FNMA		3.500	01/01/46	4,627,808
3,907,774		FNMA		4.000	01/01/46	4,309,582
3,383,973		FNMA		4.000	03/01/46	3,723,142
3,525,935		FNMA		3.500	06/01/46	3,815,011
6,610,044		FNMA		3.500	07/01/46	7,150,281
14,587,927		FNMA		3.500	07/01/46	15,844,068
3,385,580		FNMA		3.000	10/01/46	3,471,807
2,027,883		FNMA		3.500	10/01/46	2,193,114
14,540,034		FNMA		3.000	11/01/46	15,361,322
190

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$2,421,279		FNMA	3.000%	04/25/47	$2,574,155
3,639,745		FNMA	4.500	05/01/47	4,074,970
1,803,086		FNMA	3.500	09/01/47	1,929,899
5,782,651	h	FNMA	3.500	09/01/47	6,138,033
11,528,144		FNMA	4.000	09/01/47	12,456,789
20,870,715		FNMA	4.000	09/01/47	22,514,916
1,585,162		FNMA	3.000	11/01/47	1,624,098
2,098,060		FNMA	3.000	11/01/47	2,151,649
7,203,412		FNMA	3.500	11/01/47	7,805,608
20,141,514		FNMA	4.000	12/01/47	22,125,151
601,565		FNMA	4.000	12/01/47	649,128
10,264,885		FNMA	3.500	01/01/48	11,071,080
3,338,998		FNMA	3.500	01/01/48	3,602,559
4,239,139		FNMA	4.500	01/01/48	4,714,763
1,727,464		FNMA	4.500	02/01/48	1,923,301
21,046,138		FNMA	3.000	02/25/48	22,239,760
22,591,792		FNMA	3.500	03/01/48	23,959,666
3,514,102		FNMA	4.000	03/01/48	3,857,813
7,384,901		FNMA	4.500	03/01/48	8,222,091
14,932,968		FNMA	3.500	04/01/48	15,831,352
3,029,282		FNMA	4.500	05/01/48	3,372,720
2,261,211		FNMA	4.500	05/01/48	2,517,575
5,937,854	h	FNMA	4.000	06/01/48	6,382,769
3,437,013		FNMA	5.000	08/01/48	3,893,265
4,190,660		FNMA	3.000	11/01/48	4,371,861
75,179		FNMA	3.000	05/01/49	77,070
1,050,359		FNMA	3.000	06/01/49	1,076,684
3,538,832		FNMA	3.000	08/01/49	3,754,354
10,563,313		FNMA	3.000	01/25/50	11,018,213
24,889,062		FNMA	3.000	07/01/50	26,480,216
9,042,487		FNMA	2.000	08/25/50	1,119,512
8,817,449		FNMA	3.000	02/25/51	1,408,888
63,265,000	h	FNMA	2.000	04/25/51	63,146,379
94,990,000	h	FNMA	2.500	04/25/51	97,476,067
184,850,000	h	FNMA	3.000	04/25/51	192,540,048
211,365,000	h	FNMA	2.500	05/25/51	216,442,714
161,750,000	h	FNMA	2.000	05/25/51	161,149,757
36,032		Government National Mortgage Association (GNMA)	6.500	11/20/38	43,331
11,397		GNMA	4.500	02/20/39	13,513
325,370		GNMA	5.000	06/15/39	378,613
15,428		GNMA	4.500	08/20/41	17,923
35,929		GNMA	4.500	09/20/41	41,143
10,797		GNMA	4.500	01/20/44	12,805
6,783		GNMA	4.500	02/20/44	7,758
21,459		GNMA	4.500	05/20/44	25,453
97,982		GNMA	4.500	05/20/44	112,216
155,172		GNMA	4.500	08/20/44	183,700
89,861		GNMA	4.500	09/20/44	103,407
53,054		GNMA	4.500	10/20/44	60,501
27,064		GNMA	4.500	11/20/44	29,570
77,718		GNMA	4.500	12/20/44	90,214
191

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$122,775		GNMA	4.500%	02/20/45	$143,859
176,866		GNMA	4.500	08/20/45	209,828
141,832		GNMA	4.500	08/20/45	165,774
104,516		GNMA	4.500	12/20/45	119,740
3,552,248		GNMA	4.000	06/20/46	466,999
7,742,306		GNMA	3.500	01/20/49	8,432,540
63,402,449		GNMA	3.000	08/20/50	66,088,288
46,060,000	h	GNMA	2.000	04/20/51	46,506,207
182,550,000	h	GNMA	2.500	04/20/51	188,354,520
47,520,000	h	GNMA	3.000	04/20/47	49,504,331
48,600,000	h	GNMA	2.000	05/20/51	48,991,078
		TOTAL MORTGAGE BACKED			1,995,411,004

MUNICIPAL BONDS - 2.0%
6,695,000		Alabama Economic Settlement Authority	3.163	09/15/25	7,022,551
990,000		Chicago Housing Authority	3.682	01/01/25	1,075,575
380,000		City & County of San Francisco CA Community Facilities District	3.028	09/01/23	397,558
550,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	605,307
4,945,000		City of New York NY	3.200	12/01/26	5,446,563
2,215,000		Commonwealth Financing Authority	3.864	06/01/38	2,473,618
815,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	821,774
1,060,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,068,080
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,540,626
2,500,000		County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,667,995
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,680,887
2,250,000		County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,435,632
3,500,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,684,239
2,380,000		County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,598,286
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,631,244
2,000,000		County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	2,141,011
3,750,000		County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	4,124,596
470,000		County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	505,885
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	4,757,834
1,000,000		Los Angeles County Redevelopment Agency	2.000	09/01/22	1,023,616
4,805,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	5,049,584
6,650,000		Michigan Finance Authority	2.988	09/01/49	7,091,777
3,400,000		New Jersey Economic Development Authority	7.425	02/15/29	4,349,152
4,075,000		New York State Dormitory Authority	4.294	07/01/44	4,471,696
810,000		Oklahoma City Economic Development Trust	3.440	09/01/24	885,693
2,000,000		Port of Seattle WA	3.471	05/01/31	2,137,696
1,625,000		Port of Seattle WA	3.571	05/01/32	1,742,503
1,000,000		Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	1,032,944
1,000,000		Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	1,048,137
1,250,000		Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,315,894
1,785,000		Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,878,446
1,600,000		Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,680,995
192

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$905,000		Regents of the University of California Medical Center Pooled Revenue	2.759%	05/15/29	$949,894
3,980,000		Rhode Island Convention Center Authority	3.195	05/15/26	4,068,783
5,000,000		San Francisco City & County Redevelopment Agency	2.813	08/01/21	5,036,484
875,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	903,229
6,365,000		San Jose Redevelopment Agency	3.375	08/01/34	6,797,317
660,000		Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	708,557
13,060,000		State of California	4.600	04/01/38	15,083,433
21,060,000		State of Illinois	5.100	06/01/33	23,710,677
10,500,000		State of Michigan	1.779	11/01/21	10,599,122
9,900,000		State of Wisconsin	3.154	05/01/27	10,868,588
1,763,000		State Public School Building Authority	5.000	09/15/27	2,085,115
7,500,000		Texas A&M University	3.993	05/15/37	8,271,571
2,000,000		University of California	2.439	05/15/24	2,109,871
2,000,000		University of California	2.589	05/15/25	2,125,556
		TOTAL MUNICIPAL BONDS			176,705,591

U.S. TREASURY SECURITIES - 11.6%
2,250,000	e	United States Treasury Bond	4.750	02/15/37	3,077,227
36,875,000		United States Treasury Bond	3.500	02/15/39	44,216,870
16,015,000		United States Treasury Bond	3.875	08/15/40	20,192,663
12,000,000		United States Treasury Bond	3.125	11/15/41	13,666,406
1,380,000		United States Treasury Bond	2.500	05/15/46	1,406,306
10,450,000		United States Treasury Bond	3.000	05/15/47	11,696,652
1,255,000		United States Treasury Bond	2.750	08/15/47	1,341,379
42,835,000		United States Treasury Bond	2.750	11/15/47	45,798,312
55,445,000		United States Treasury Bond	3.000	02/15/48	62,152,545
510,000		United States Treasury Bond	3.125	05/15/48	584,866
45,841,000		United States Treasury Bond	3.375	11/15/48	55,053,967
19,081,168	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	20,682,694
8,600,000		United States Treasury Note	0.125	08/31/22	8,600,000
4,800,000		United States Treasury Note	0.125	10/31/22	4,799,438
1,640,000		United States Treasury Note	0.125	12/31/22	1,639,295
9,220,000		United States Treasury Note	0.125	01/31/23	9,215,678
23,490,000		United States Treasury Note	0.125	02/28/23	23,475,319
536,271,000		United States Treasury Note	0.250	03/15/24	534,846,530
3,300,000		United States Treasury Note	0.375	11/30/25	3,227,941
4,082,000		United States Treasury Note	0.375	12/31/25	3,986,488
55,595,000		United States Treasury Note	0.750	03/31/26	55,112,887
9,650,000		United States Treasury Note	0.500	10/31/27	9,139,983
2,530,000		United States Treasury Note	0.625	12/31/27	2,409,133
850,000		United States Treasury Note	0.750	01/31/28	814,938
550,000		United States Treasury Note	1.125	02/29/28	540,375
725,000		United States Treasury Note	1.250	03/31/28	717,523
130,000		United States Treasury Note	3.125	11/15/28	145,382
250,000	e	United States Treasury Note	1.125	02/15/31	236,211
14,575,000		United States Treasury Note	1.875	02/15/41	13,570,691
2,481,000		United States Treasury Note	1.250	05/15/50	1,872,283
3,880,000		United States Treasury Note	1.375	08/15/50	3,027,613
193

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$3,500,000		United States Treasury Note		1.625%	11/15/50	$2,916,484
56,000,000		United States Treasury Note		1.875	02/15/51	49,700,000
		TOTAL U.S. TREASURY SECURITIES				1,009,864,079

		TOTAL GOVERNMENT BONDS				3,489,149,218
		(Cost $3,426,670,932)

STRUCTURED ASSETS - 15.0%

ASSET BACKED - 7.3%
950,000	g	Affirm Asset Securitization Trust		1.660	08/15/25	954,097
		Series - 2021 A (Class C)
5,000,000	g,i	AGL CLO 7 Ltd	LIBOR 3 M + 1.800%	2.041	07/15/31	5,010,550
		Series - 2020 7A (Class A1)
7,500,000	g,i	AIMCO CLO Ltd	LIBOR 3 M + 1.380%	1.605	10/15/31	7,513,515
		Series - 2020 11A (Class A1)
10,000,000	g,h,i	AIMCO CLO Series	LIBOR 3 M + 1.050%	0.000	04/20/34	10,001,060
		Series - 2017 AA (Class AR)
10,000,000	g,h,i	AIMCO CLO Series	LIBOR 3 M + 1.500%	0.000	04/20/34	10,001,060
		Series - 2017 AA (Class BR)
2,000,000	g,i	Allegany Park CLO Ltd	LIBOR 3 M + 1.330%	1.554	01/20/33	2,003,086
		Series - 2019 1A (Class A)
302,464		American Airlines Pass Through Trust		3.575	01/15/28	306,234
		Series - 2016 1 (Class AA)
6,900,000		American Express Credit Account Master Trust		2.670	11/15/24	7,074,362
		Series - 2019 2 (Class A)
813,582	g	American Homes 4 Rent Trust		3.786	10/17/36	869,365
		Series - 2014 SFR2 (Class A)
3,250,000		AmeriCredit Automobile Receivables Trust		0.660	12/18/24	3,262,588
		Series - 2020 2 (Class A3)
1,000,000		AmeriCredit Automobile Receivables Trust		2.130	03/18/26	1,029,560
		Series - 2020 2 (Class D)
17,000,000		AmeriCredit Automobile Receivables Trust		1.210	12/18/26	16,908,246
		Series - 2021 1 (Class D)
1,233,816	g	AMSR Trust		1.819	04/17/37	1,248,491
		Series - 2020 SFR1 (Class A)
2,000,000	g	AMSR Trust		3.148	01/19/39	2,077,231
		Series - 2019 SFR1 (Class C)
1,700,000	g	AMSR Trust		3.247	01/19/39	1,758,905
		Series - 2019 SFR1 (Class D)
2,736,250	g	Applebee’s Funding LLC		4.194	06/07/49	2,809,855
		Series - 2019 1A (Class A2I)
392,308	†,i	ARTS Ltd	LIBOR 3 M + 1.780%	1.964	09/15/21	389,954
		Series - 2016 53 (Class NOTE)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
841,414	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	822,444
		Series - 2004 HE5 (Class M1)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.450	03/20/23	4,089,134
		Series - 2019 1A (Class A)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	6,190,655
		Series - 2017 1A (Class A)
194

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970%	03/20/24	$8,848,494
		Series - 2017 2A (Class A)
2,000,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.975%	1.084	02/28/41	1,997,009
		Series - 2006 A (Class M3)
6,329,032	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 1.005%	1.114	04/25/36	6,315,091
		Series - 2006 SD1 (Class M1)
1,500,000	g,i	Bonanza RE Ltd	U.S. Treasury Bill 3 M + 4.750%	4.765	12/23/24	1,513,200
1,562,468	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	1,635,684
		Series - 2019 A (Class A)
5,516,328	g	Capital Automotive REIT		3.660	10/15/44	5,523,890
		Series - 2014 1A (Class A)
12,494,427	g	Capital Automotive REIT		3.870	04/15/47	12,515,276
		Series - 2017 1A (Class A1)
5,568,674	g	Capital Automotive REIT		2.690	02/15/50	5,756,500
		Series - 2020 1A (Class A1)
1,075,000		Carmax Auto Owner Trust		1.280	07/15/27	1,062,328
		Series - 2021 1 (Class D)
5,885,250	g	Cars Net Lease Mortgage Notes Series		2.010	12/15/50	5,783,097
		Series - 2020 1A (Class A1)
9,987,500	g	Cars Net Lease Mortgage Notes Series		3.100	12/15/50	10,143,502
		Series - 2020 1A (Class A3)
12,500,000	g,i	Cayuga Park CLO, Ltd.	LIBOR 3 M + 1.600%	1.823	07/17/31	12,519,762
		Series - 2020 1A (Class A)
554,272	i	C-BASS Trust	LIBOR 1 M + 0.080%	0.189	07/25/36	537,733
		Series - 2006 CB6 (Class A1)
8,817,685	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	0.520	04/07/52	22,044
		Series - 2007 1A (Class A2)
9,305,194	g	CF Hippolyta LLC		1.690	07/15/60	9,374,758
		Series - 2020 1 (Class A1)
2,843,993	g	CF Hippolyta LLC		1.990	07/15/60	2,819,484
		Series - 2020 1 (Class A2)
1,908,758	g	CF Hippolyta LLC		2.280	07/15/60	1,940,619
		Series - 2020 1 (Class B1)
7,105,000		Chase Issuance Trust		1.530	01/15/25	7,262,811
		Series - 2020 A1 (Class A1)
1,500,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.220%	1.444	07/20/30	1,500,531
		Series - 2017 3A (Class A1)
5,000,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.650%	1.874	08/24/32	5,016,535
		Series - 2020 2A (Class A1)
32,763		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	33,555
		Series - 2002 1 (Class AF6)
1,200,178	g	Corevest American Finance Trust		1.832	03/15/50	1,219,582
		Series - 2020 1 (Class A1)
1,615,400	g	DB Master Finance LLC		3.787	05/20/49	1,648,338
		Series - 2019 1A (Class A2I)
1,108,125	g	DB Master Finance LLC		4.352	05/20/49	1,196,709
		Series - 2019 1A (Class A23)
2,328,379	g	Diamond Resorts Owner Trust		2.890	02/20/32	2,402,880
		Series - 2019 1A (Class A)
3,300,000	i	Discover Card Execution Note Trust	LIBOR 1 M + 0.360%	0.466	10/15/22	3,313,717
		Series - 2017 A7 (Class A7)
195

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$2,585,250	g	Domino’s Pizza Master Issuer LLC		4.474%	10/25/45	$2,729,972
		Series - 2015 1A (Class A2II)
572,300	g,i	Domino’s Pizza Master Issuer LLC	LIBOR 3 M + 1.250%	1.468	07/25/47	572,266
		Series - 2017 1A (Class A2I)
13,313,250	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	13,334,418
		Series - 2017 1A (Class A2II)
2,346,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	2,465,153
		Series - 2018 1A (Class A2I)
3,800,000	g,h,i	Dryden 49 Senior Loan Fund	LIBOR 3 M + 1.600%	0.000	07/18/30	3,800,000
		Series - 2017 49A (Class BR)
5,920,000	g,i	Dryden 50 Senior Loan Fund	LIBOR 3 M + 1.220%	1.461	07/15/30	5,921,024
		Series - 2017 50A (Class A1)
11,800,000	g	DT Auto Owner Trust		1.160	11/16/26	11,750,913
		Series - 2021 1A (Class D)
3,374,333	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.209	05/25/37	3,379,547
		Series - 2007 2 (Class A2C)
25,538,715	g	FNA VI LLC		1.350	01/10/32	25,499,475
		Series - 2021 1A (Class A)
1,213,682	g	HERO Funding Trust		3.190	09/20/48	1,268,606
		Series - 2017 3A (Class A1)
444,745	g	HERO Funding Trust		3.280	09/20/48	457,712
		Series - 2017 2A (Class A1)
1,577,787	g	HERO Funding Trust		3.950	09/20/48	1,673,604
		Series - 2017 3A (Class A2)
889,490	g	HERO Funding Trust		4.070	09/20/48	917,494
		Series - 2017 2A (Class A2)
435,588	g	Hertz Vehicle Financing II LP		3.710	03/25/23	437,342
		Series - 2019 1A (Class A)
2,439,033	g	Hertz Vehicle Financing II LP		3.290	02/25/24	2,445,733
		Series - 2018 1A (Class A)
394,502	g	Hertz Vehicle Financing II LP		3.420	05/25/25	395,539
		Series - 2019 2A (Class A)
1,184,285	g	Hertz Vehicle Financing LLC		4.030	07/25/24	1,189,808
		Series - 2018 3A (Class A)
1,096,551	g	Hilton Grand Vacations Trust		2.660	12/26/28	1,124,753
		Series - 2017 AA (Class A)
822,413	g	Hilton Grand Vacations Trust		2.960	12/26/28	837,612
		Series - 2017 AA (Class B)
1,633,028	g	Hilton Grand Vacations Trust		2.340	07/25/33	1,683,398
		Series - 2019 AA (Class A)
135,391	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	136,777
		Series - 2003 1 (Class M1)
4,182,167	g	Horizon Aircraft Finance II Ltd		3.721	07/15/39	4,177,792
		Series - 2019 1 (Class A)
4,529,036	g	Horizon Aircraft Finance III Ltd		3.425	11/15/39	4,471,375
		Series - 2019 2 (Class A)
199,960	g,i	Invitation Homes Trust	LIBOR 1 M + 1.450%	1.556	06/17/37	200,124
		Series - 2018 SFR2 (Class D)
800,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.358	01/17/38	803,772
		Series - 2018 SFR4 (Class B)
1,400,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.650%	1.758	01/17/38	1,408,044
		Series - 2018 SFR4 (Class D)
1,321,207	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.429	03/25/37	1,308,468
		Series - 2007 CH3 (Class A1B)
196

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$4,540,637	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.269%	06/25/37	$4,466,729
		Series - 2007 CH5 (Class A1)
5,250,000	g,i	La Vie Re Ltd	LIBOR 3 M + 2.850%	2.981	10/06/23	5,250,000
958,647	g	Laurel Road Prime Student Loan Trust		0.720	11/25/50	959,128
		Series - 2020 A (Class A1FX)
7,250,000	g,i	Madison Park Funding X Ltd	LIBOR 3 M + 1.600%	1.800	01/20/29	7,250,159
		Series - 2012 10A (Class BR3)
530,000	g,i	Magnetite XVIII Ltd	LIBOR 3 M + 1.500%	1.694	11/15/28	529,111
		Series - 2016 18A (Class BR)
184,092	g	Mid-State Capital Trust		7.000	12/15/45	190,608
		Series - 2010 1 (Class B)
388,891	g	MVW Owner Trust		2.520	12/20/32	390,629
		Series - 2015 1A (Class A)
3,009,440	g	MVW Owner Trust		3.000	11/20/36	3,061,071
		Series - 2019 1A (Class B)
4,281,016	g	Navient Private Education Refi Loan Trust		1.310	01/15/69	4,307,941
		Series - 2020 HA (Class A)
2,000,000	g	Navient Private Education Refi Loan Trust		2.780	01/15/69	1,958,941
		Series - 2020 HA (Class B)
2,085,058	g	Navient Student Loan Trust		3.390	12/15/59	2,198,392
		Series - 2019 BA (Class A2A)
16,000,000	g,h,i	Neuberger Berman Loan Advisers CLO 31 Ltd	LIBOR 3 M + 1.550%	0.000	04/20/31	16,000,000
		Series - 2019 31A (Class BR)
6,750,000	g,i	Neuberger Berman Loan Advisers Clo 40 Ltd	LIBOR 3 M + 1.400%	1.588	04/16/33	6,751,390
		Series - 2021 40A (Class B)
5,724,955	g	Oak Street Investment Grade Net Lease Fund Series		1.480	01/20/51	5,699,750
		Series - 2021 1A (Class A1)
8,500,000	g,i	Octagon Investment Partners 46 Ltd	LIBOR 3 M + 1.650%	1.891	07/15/33	8,514,195
		Series - 2020 2A (Class A)
9,500,000	g,i	OHA Credit Funding 7 Ltd	LIBOR 3 M + 1.250%	1.475	10/19/32	9,508,968
		Series - 2020 7A (Class A)
9,255,000	g	OneMain Financial Issuance Trust		3.840	05/14/32	9,709,983
		Series - 2020 1A (Class A)
10,000,000	g	OneMain Financial Issuance Trust		1.750	09/14/35	10,021,168
		Series - 2020 2A (Class A)
7,250,000	g	Oportun Funding XIV LLC		1.210	03/08/28	7,247,519
		Series - 2021 A (Class A)
946,929	g	Orange Lake Timeshare Trust		3.100	11/08/30	975,741
		Series - 2018 A (Class A)
3,500,000	g	PFS Financing Corp		0.930	08/15/24	3,520,447
		Series - 2020 F (Class A)
5,300,000	g	PFS Financing Corp		1.270	06/15/25	5,371,654
		Series - 2020 A (Class A)
2,500,000	g	PFS Financing Corp		1.000	10/15/25	2,515,022
		Series - 2020 E (Class A)
3,688,000	g	PFS Financing Corp		0.970	02/15/26	3,702,672
		Series - 2020 G (Class A)
3,000,000	g	PFS Financing Corp		0.710	04/15/26	2,984,691
		Series - 2021 A (Class A)
6,750,000	g	PFS Financing Corp		0.960	04/15/26	6,705,894
		Series - 2021 A (Class B)
200,000	g	Progress Residential Trust		2.937	10/17/36	203,374
		Series - 2019 SFR4 (Class B)
197

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$750,120	i	RASC Trust	LIBOR 1 M + 0.590%	3.080%	08/25/35	$750,364
		Series - 2005 KS8 (Class M4)
5,320,806	g	Renew		3.950	09/20/53	5,696,891
		Series - 2018 1 (Class A)
6,600,000		Santander Drive Auto Receivables Trust		2.220	09/15/26	6,773,219
		Series - 2020 2 (Class D)
5,000,000	g	ServiceMaster Funding LLC		2.841	10/30/51	5,106,350
		Series - 2020 1 (Class A2I)
11,869,750	g	SERVPRO Master Issuer LLC		3.882	10/25/49	12,240,324
		Series - 2019 1A (Class A2)
10,000,000	g	SERVPRO Master Issuer LLC		2.394	04/25/51	9,878,951
		Series - 2021 1A (Class A2)
3,776,534	†,g	Settlement Fee Finance LLC		3.840	11/01/49	3,737,447
		Series - 2019 1A (Class A)
817,552	g	Sierra Timeshare Receivables Funding LLC		2.430	10/20/33	823,397
		Series - 2016 3A (Class A)
503,109	g	Sierra Timeshare Receivables Funding LLC		2.630	10/20/33	505,061
		Series - 2016 3A (Class B)
2,551,869	g	Sierra Timeshare Receivables Funding LLC		2.910	03/20/34	2,590,582
		Series - 2017 1A (Class A)
173,125	g	Sierra Timeshare Receivables Funding LLC		3.200	03/20/34	175,052
		Series - 2017 1A (Class B)
2,087,798	g	Sierra Timeshare Receivables Funding LLC		3.650	06/20/35	2,155,989
		Series - 2018 2A (Class B)
1,799,793	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	1,865,757
		Series - 2019 1A (Class A)
4,450,000	g	Sierra Timeshare Receivables Funding LLC		0.990	11/20/37	4,438,934
		Series - 2021 1A (Class A)
4,825,000	g	Sierra Timeshare Receivables Funding LLC		1.340	11/20/37	4,813,322
		Series - 2021 1A (Class B)
2,675,000	g	Sierra Timeshare Receivables Funding LLC		1.790	11/20/37	2,679,262
		Series - 2021 1A (Class C)
4,503,637	g	SMB Private Education Loan Trust		2.430	02/17/32	4,610,716
		Series - 2016 B (Class A2A)
2,961,382	g	SMB Private Education Loan Trust		2.880	09/15/34	3,085,971
		Series - 2017 A (Class A2A)
2,400,801	g	SMB Private Education Loan Trust		2.820	10/15/35	2,489,680
		Series - 2017 B (Class A2A)
1,571,578	g	SoFi Professional Loan Program LLC		2.340	04/25/33	1,600,828
		Series - 2016 D (Class A2B)
1,537,096	g	SoFi Professional Loan Program LLC		2.490	01/25/36	1,553,631
		Series - 2016 E (Class A2B)
1,016,025	g	SoFi Professional Loan Program LLC		2.760	12/26/36	1,030,851
		Series - 2016 A (Class A2)
1,329,997	g	SoFi Professional Loan Program LLC		2.400	03/26/40	1,346,358
		Series - 2017 A (Class A2B)
2,033,083	g	SoFi Professional Loan Program LLC		2.740	05/25/40	2,068,753
		Series - 2017 B (Class A2FX)
939,941	g	SoFi Professional Loan Program LLC		2.630	07/25/40	954,986
		Series - 2017 C (Class A2B)
2,294,102	g	SoFi Professional Loan Program LLC		2.720	11/26/40	2,330,616
		Series - 2017 E (Class A2B)
4,107,081	g	SoFi Professional Loan Program LLC		2.840	01/25/41	4,203,269
		Series - 2017 F (Class A2FX)
198

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$1,933,330	g	SoFi Professional Loan Program LLC		2.060%	05/15/46	$1,944,354
		Series - 2020 A (Class A1FX)
2,512,270	g	SoFi Professional Loan Program LLC		3.690	06/15/48	2,620,947
		Series - 2019 A (Class A2FX)
1,246,747	g	SolarCity LMC		4.800	11/20/38	1,309,425
		Series - 2013 1 (Class A)
1,568,568	g	SolarCity LMC		4.020	07/20/44	1,589,394
		Series - 2014 2 (Class A)
13,769,200	g	Sonic Capital LLC		3.845	01/20/50	14,268,747
		Series - 2020 1A (Class A2I)
8,452,307	g	SpringCastle America Funding LLC		1.970	09/25/37	8,518,406
		Series - 2020 AA (Class A)
5,500,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	5,513,418
		Series - 2020 1A (Class A2)
204,662	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.009	09/25/34	197,868
		Series - 2004 8 (Class M1)
950,242	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.109	09/25/34	946,762
		Series - 2004 8 (Class A9)
1,828,750	g	Taco Bell Funding LLC		4.970	05/25/46	1,981,633
		Series - 2016 1A (Class A23)
18,816,875	g	Taco Bell Funding LLC		4.318	11/25/48	18,909,454
		Series - 2018 1A (Class A2I)
4,000,000	g	Tesla Auto Lease Trust		0.680	12/20/23	4,020,254
		Series - 2020 A (Class A3)
1,000,000	g	Tesla Auto Lease Trust		0.780	12/20/23	1,006,355
		Series - 2020 A (Class A4)
258,120	g	TLF National Tax Lien Trust		3.090	12/15/29	259,756
		Series - 2017 1A (Class A)
67,302	g	TLF National Tax Lien Trust		3.840	12/15/29	67,736
		Series - 2017 1A (Class B)
8,800,000		Toyota Auto Receivables Owner Trust		1.660	05/15/24	8,947,305
		Series - 2020 A (Class A3)
526,803	g	Tricon American Homes Trust		2.716	09/17/34	530,266
		Series - 2017 SFR1 (Class A)
2,200,000	g	Tricon American Homes Trust		4.011	09/17/34	2,226,980
		Series - 2017 SFR1 (Class E)
98,934	g	Tricon American Homes Trust		2.928	01/17/36	101,273
		Series - 2017 SFR2 (Class A)
500,000	g	Tricon American Homes Trust		3.275	01/17/36	510,325
		Series - 2017 SFR2 (Class B)
4,750,000	g,i	Ursa Re II Ltd	U.S. Treasury Bill 3 M + 3.750%	3.765	12/07/23	4,854,975
12,200,000		Verizon Owner Trust		1.850	07/22/24	12,444,947
		Series - 2020 A (Class A1A)
7,894,807	g	Vine		2.790	11/15/50	7,734,276
		Series - 2020 1A (Class A)
13,172,513	g	Wendys Funding LLC		3.573	03/15/48	13,540,157
		Series - 2018 1A (Class A2I)
8,300,000		World Omni Auto Receivables Trust		1.700	01/17/23	8,449,104
		Series - 2020 A (Class A3)
		TOTAL ASSET BACKED				632,610,098
199

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

OTHER MORTGAGE BACKED - 7.7%
$4,180,000	g,i	ACRE Commercial Mortgage Ltd	LIBOR 1 M + 0.830%	0.938%	12/18/37	$4,166,986
		Series - 2021 FL4 (Class A)
356,785	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	361,450
		Series - 2014 3 (Class A13)
192,730	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	195,043
		Series - 2015 6 (Class A9)
325,062	i	Alternative Loan Trust	LIBOR 1 M + 0.750%	0.859	06/25/34	333,455
		Series - 2004 8CB (Class M1)
408,273	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	1.720	10/25/34	415,979
		Series - 2004 3 (Class 4A)
609,051	i	Ameriquest Mortgage Securities	LIBOR 1 M + 1.020%	1.129	10/25/34	608,210
		Series - 2004 R9 (Class M3)
2,486,000		Banc of America Commercial Mortgage Trust		3.705	09/15/48	2,722,031
		Series - 2015 UBS7 (Class A4)
1,910,000	i	Banc of America Commercial Mortgage Trust		4.360	09/15/48	2,003,782
		Series - 2015 UBS7 (Class B)
6,000,000		Banc of America Commercial Mortgage Trust		3.366	02/15/50	6,440,475
		Series - 2017 BNK3 (Class ASB)
5,000,000		BANK		3.731	11/15/50	5,470,044
		Series - 2017 BNK8 (Class AS)
1,250,000	i	BANK		3.927	11/15/50	1,357,820
		Series - 2017 BNK8 (Class B)
1,000,000	i	BANK		4.071	11/15/50	1,047,396
		Series - 2017 BNK8 (Class C)
2,500,000		BANK		3.203	12/15/52	2,647,272
		Series - 2019 BN23 (Class AS)
1,637,000		BANK		3.455	12/15/52	1,727,694
		Series - 2019 BN23 (Class B)
7,500,000		BANK		3.289	07/15/60	8,058,793
		Series - 2017 BNK6 (Class ASB)
2,000,000	i	BANK		3.283	11/15/62	2,139,515
		Series - 2019 BN24 (Class AS)
2,000,000	g	BBCMS Mortgage Trust		3.821	09/05/32	1,987,776
		Series - 2013 TYSN (Class C)
1,250,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	1,065,587
		Series - 2018 CHRS (Class E)
2,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		4.945	02/11/41	1,645,448
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Benchmark Mortgage Trust		2.791	09/15/48	1,001,263
		Series - 2020 IG2 (Class AM)
2,500,000	g,i	Benchmark Mortgage Trust		3.131	09/15/48	2,570,293
		Series - 2020 IG3 (Class AS)
2,500,000	g,i	Benchmark Mortgage Trust		3.536	09/15/48	2,610,716
		Series - 2020 IG3 (Class BXA)
1,380,000		Benchmark Mortgage Trust		4.016	03/15/52	1,547,941
		Series - 2019 B9 (Class A5)
1,500,000		Benchmark Mortgage Trust		3.419	08/15/52	1,599,814
		Series - 2019 B12 (Class AS)
1,200,000	i	Benchmark Mortgage Trust		4.510	05/15/53	1,383,207
		Series - 2018 B7 (Class A4)
1,500,000		Benchmark Mortgage Trust		3.231	12/15/72	1,592,805
		Series - 2019 B15 (Class AS)
200

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$940,511	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.920%	1.026%	10/15/36	$941,101
		Series - 2019 XL (Class A)
6,500,000	i	CD Mortgage Trust		3.879	11/10/49	6,835,680
		Series - 2016 CD2 (Class B)
3,030,000	i	CD Mortgage Trust		4.023	11/10/49	3,081,388
		Series - 2016 CD2 (Class C)
9,320,000		CD Mortgage Trust		3.453	02/10/50	10,042,806
		Series - 2017 CD3 (Class AAB)
1,000,000		CD Mortgage Trust		3.833	02/10/50	1,078,842
		Series - 2017 CD3 (Class AS)
2,000,000	i	CD Mortgage Trust		4.559	02/10/50	2,049,850
		Series - 2017 CD3 (Class C)
5,000,000	i	CD Mortgage Trust		3.684	08/15/50	5,445,426
		Series - 2017 CD5 (Class AS)
3,000,000		CD Mortgage Trust		2.812	08/15/57	3,199,955
		Series - 2019 CD8 (Class ASB)
49,718	g,i	CF Mortgage Trust		2.840	04/15/25	52,433
		Series - 2020 P1 (Class A1)
1,750,000	g,i	CF Mortgage Trust		3.603	04/15/52	1,749,872
		Series - 2020 P1 (Class A2)
184,375	i	CHL Mortgage Pass-Through Trust		2.675	02/20/35	186,636
		Series - 2004 HYB9 (Class 1A1)
1,750,000	g,i	Citigroup Commercial Mortgage Trust		3.518	05/10/35	1,815,591
		Series - 2013 375P (Class B)
5,000,000	g	Citigroup Commercial Mortgage Trust		3.341	05/10/36	5,295,777
		Series - 2019 PRM (Class A)
2,000,000	g	Citigroup Commercial Mortgage Trust		3.896	05/10/36	2,092,966
		Series - 2019 PRM (Class C)
500,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	525,489
		Series - 2015 GC29 (Class B)
470,000	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	0.859	01/25/36	468,807
		Series - 2006 WFH1 (Class M4)
6,000,000	g,i	COMM Mortgage Trust		3.538	10/10/29	6,211,142
		Series - 2017 PANW (Class C)
6,863,085		COMM Mortgage Trust		2.853	10/15/45	7,038,159
		Series - 2012 CR4 (Class A3)
1,500,000	g,i	COMM Mortgage Trust		4.790	08/10/46	1,590,554
		Series - 2013 CR10 (Class C)
1,135,000		COMM Mortgage Trust		4.199	03/10/47	1,222,864
		Series - 2014 UBS2 (Class AM)
1,300,384		COMM Mortgage Trust		4.701	03/10/47	1,409,332
		Series - 2014 UBS2 (Class B)
750,000		COMM Mortgage Trust		4.174	05/10/47	811,142
		Series - 2014 CR17 (Class AM)
6,400,000		COMM Mortgage Trust		3.917	10/10/47	6,992,849
		Series - 2014 LC17 (Class A5)
2,000,000	i	COMM Mortgage Trust		4.188	10/10/47	2,177,442
		Series - 2014 LC17 (Class AM)
1,646,643		COMM Mortgage Trust		3.040	02/10/48	1,721,327
		Series - 2015 LC19 (Class ASB)
1,400,000	i	COMM Mortgage Trust		3.829	02/10/48	1,490,727
		Series - 2015 LC19 (Class B)
1,500,000	g	COMM Mortgage Trust		3.000	03/10/48	1,178,997
		Series - 2015 CR22 (Class E)
201

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$575,000	i	COMM Mortgage Trust		3.603%	03/10/48	$620,199
		Series - 2015 CR22 (Class AM)
2,000,000	g,i	COMM Mortgage Trust		4.106	03/10/48	1,997,667
		Series - 2015 CR22 (Class D)
1,000,000	i	COMM Mortgage Trust		4.106	03/10/48	1,064,307
		Series - 2015 CR22 (Class C)
5,000,000		COMM Mortgage Trust		3.801	05/10/48	5,407,896
		Series - 2015 CR23 (Class AM)
3,826,295	i	COMM Mortgage Trust		4.183	05/10/48	4,122,628
		Series - 2015 CR23 (Class B)
1,250,000	i	COMM Mortgage Trust		4.293	05/10/48	1,329,282
		Series - 2015 CR23 (Class C)
2,500,000	i	COMM Mortgage Trust		4.293	05/10/48	2,537,769
		Series - 2015 CR23 (Class D)
2,561,088		COMM Mortgage Trust		3.432	08/10/48	2,771,691
		Series - 2015 CR24 (Class A4)
1,500,000	i	COMM Mortgage Trust		3.463	08/10/48	1,349,959
		Series - 2015 CR24 (Class D)
3,640,000	i	COMM Mortgage Trust		4.028	08/10/48	3,978,681
		Series - 2015 CR24 (Class AM)
1,000,000	i	COMM Mortgage Trust		4.380	08/10/48	1,095,126
		Series - 2015 CR24 (Class B)
2,000,000	i	COMM Mortgage Trust		4.380	08/10/48	2,127,856
		Series - 2015 CR24 (Class C)
2,250,000	i	COMM Mortgage Trust		4.534	08/10/48	2,467,919
		Series - 2015 CR25 (Class B)
7,600,000		COMM Mortgage Trust		3.630	10/10/48	8,309,677
		Series - 2015 CR26 (Class A4)
1,000,000		COMM Mortgage Trust		3.984	10/10/48	1,096,793
		Series - 2015 CR27 (Class AM)
1,000,000	i	COMM Mortgage Trust		4.480	10/10/48	1,103,591
		Series - 2015 CR26 (Class B)
500,000	i	COMM Mortgage Trust		4.480	10/10/48	540,615
		Series - 2015 CR26 (Class C)
2,400,000	i	COMM Mortgage Trust		4.617	10/10/48	2,578,184
		Series - 2015 LC23 (Class C)
1,080,000		COMM Mortgage Trust		3.762	02/10/49	1,189,448
		Series - 2016 CR28 (Class A4)
5,000,000	i	COMM Mortgage Trust		4.641	02/10/49	5,477,480
		Series - 2016 CR28 (Class B)
1,500,000	i	COMM Mortgage Trust		5.112	08/10/50	1,619,110
		Series - 2013 CR11 (Class B)
5,000,000		COMM Mortgage Trust		3.263	08/15/57	5,270,193
		Series - 2019 GC44 (Class AM)
2,986,212	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.709	05/25/24	2,935,995
		Series - 2014 C02 (Class 1M2)
188,450	i	Connecticut Avenue Securities	LIBOR 1 M + 2.900%	3.009	07/25/24	190,119
		Series - 2014 C03 (Class 2M2)
7,477,880	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.109	07/25/24	7,372,172
		Series - 2014 C03 (Class 1M2)
668,813	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	5.109	11/25/24	674,769
		Series - 2014 C04 (Class 2M2)
537,201	i	Connecticut Avenue Securities	LIBOR 1 M + 5.550%	5.659	04/25/28	566,665
		Series - 2015 C04 (Class 2M2)
202

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$897,096	i	Connecticut Avenue Securities	LIBOR 1 M + 5.700%	5.809%	04/25/28	$951,577
		Series - 2015 C04 (Class 1M2)
2,023,053	i	Connecticut Avenue Securities	LIBOR 1 M + 6.750%	6.859	08/25/28	2,139,641
		Series - 2016 C01 (Class 1M2)
266,729	i	Connecticut Avenue Securities	LIBOR 1 M + 6.000%	6.109	09/25/28	280,967
		Series - 2016 C02 (Class 1M2)
1,157,398	i	Connecticut Avenue Securities	LIBOR 1 M + 5.900%	6.009	10/25/28	1,224,020
		Series - 2016 C03 (Class 2M2)
976,321	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	4.559	01/25/29	1,015,813
		Series - 2016 C05 (Class 2M2)
2,210,149	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.359	04/25/29	2,300,851
		Series - 2016 C06 (Class 1M2)
2,091,255	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.959	09/25/29	2,041,805
		Series - 2017 C02 (Class 2ED4)
381,032	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.309	01/25/30	381,272
		Series - 2017 C05 (Class 1M2A)
556,023	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.309	01/25/30	561,419
		Series - 2017 C05 (Class 1M2)
187,891	i	Connecticut Avenue Securities	LIBOR 1 M + 2.250%	2.359	07/25/30	188,009
		Series - 2018 C01 (Class 1M2)
805,709	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.959	10/25/30	800,427
		Series - 2018 C03 (Class 1EA2)
762,408	i	Connecticut Avenue Securities	LIBOR 1 M + 2.550%	2.659	12/25/30	763,856
		Series - 2018 C04 (Class 2M2)
1,904,873	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	2.559	07/25/31	1,908,446
		Series - 2019 R01 (Class 2M2)
3,544,501	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.100%	2.209	09/25/39	3,550,071
		Series - 2019 R06 (Class 2M2)
8,321,408	g,i	Connecticut Avenue Securities Trust	LIBOR 1 M + 2.400%	2.550	04/25/31	8,334,423
		Series - 2018 R07 (Class 1M2)
1,000,000	g,i	CPT Mortgage Trust		2.997	11/13/39	958,071
		Series - 2019 CPT (Class E)
1,097,118	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 0.650%	0.759	05/25/36	1,098,137
		Series - 2006 CF2 (Class M3)
2,971,157	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	3,016,084
		Series - 2018 J1 (Class A11)
3,000,000	g,i	Credit Suisse Mortgage Capital Certificates	LIBOR 1 M + 1.600%	1.706	05/15/36	3,001,886
		Series - 2019 ICE4 (Class D)
2,500,000	g,i	CSMC Series		3.388	10/25/59	2,533,028
		Series - 2019 NQM1 (Class M1)
1,483,239	g,i	CSMC Trust		3.500	02/25/48	1,505,667
		Series - 2018 J1 (Class A2)
4,750,000		DBGS Mortgage Trust		4.466	10/15/51	5,447,767
		Series - 2018 C1 (Class A4)
5,000,000		DBJPM Mortgage Trust		2.340	09/15/53	4,890,677
		Series - 2020 C9 (Class AM)
1,040,000	g	DBUBS Mortgage Trust		3.452	10/10/34	1,108,661
		Series - 2017 BRBK (Class A)
3,230,000	g,i	DBUBS Mortgage Trust		5.615	07/10/44	3,189,255
		Series - 2011 LC2A (Class D)
1,100,000	g,i	Ellington Financial Mortgage Trust		3.587	06/25/59	1,102,701
		Series - 2019 1 (Class M1)
203

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$888,690	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.844%	12/25/35	$885,703
		Series - 2005 2 (Class M2)
2,211,735	g,i	FirstKey Mortgage Trust		3.500	11/25/44	2,251,355
		Series - 2014 1 (Class A8)
333,741	g,i	Flagstar Mortgage Trust		3.500	03/25/47	333,478
		Series - 2017 1 (Class 1A5)
1,298,082	g,i	Flagstar Mortgage Trust		4.106	10/25/47	1,345,838
		Series - 2017 2 (Class B3)
427,273	g,i	Flagstar Mortgage Trust		4.000	09/25/48	431,895
		Series - 2018 5 (Class A11)
1,584,730	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.726	02/25/48	1,583,837
		Series - 2018 SPI1 (Class M2)
1,932,504	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.809	05/25/48	1,930,179
		Series - 2018 SPI2 (Class M2)
858,195	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		4.489	11/25/48	857,789
		Series - 2018 SPI4 (Class M2B)
750,000	g,i	FREMF Mortgage Trust		4.021	03/25/49	825,180
		Series - 2016 K53 (Class B)
10,500,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	10,733,847
		Series - 2017 SLP (Class A)
1,344,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	1,363,111
		Series - 2012 ALOH (Class A)
2,590,000	i	GS Mortgage Securities Corp II		3.777	05/10/50	2,781,735
		Series - 2015 GC30 (Class AS)
3,010,000	i	GS Mortgage Securities Corp II		3.992	03/10/51	3,368,919
		Series - 2018 GS9 (Class A4)
1,500,000	i	GS Mortgage Securities Corp II		4.155	07/10/51	1,690,482
		Series - 2018 GS10 (Class A5)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.450%	1.556	07/15/31	1,976,405
		Series - 2018 TWR (Class C)
2,500,000	g,i	GS Mortgage Securities Trust		4.285	02/10/46	2,583,761
		Series - 2013 GC10 (Class C)
8,000,000		GS Mortgage Securities Trust		3.467	03/10/50	8,616,516
		Series - 2017 GS5 (Class AAB)
9,100,951		GS Mortgage Securities Trust		3.674	03/10/50	10,028,654
		Series - 2017 GS5 (Class A4)
1,000,000	i	GS Mortgage Securities Trust		4.047	03/10/50	1,081,500
		Series - 2017 GS5 (Class B)
4,300,000		GS Mortgage Securities Trust		3.433	05/10/50	4,670,741
		Series - 2017 GS6 (Class A3)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,305,942
		Series - 2017 GS8 (Class ABP)
1,260,000		GS Mortgage Securities Trust		3.968	02/10/52	1,409,874
		Series - 2019 GC38 (Class A4)
2,400,000	i	GS Mortgage Securities Trust		4.158	02/10/52	2,666,239
		Series - 2019 GC38 (Class AS)
1,000,000	i	GS Mortgage Securities Trust		4.761	02/10/52	1,079,146
		Series - 2019 GC38 (Class C)
1,500,000	g,i	GS Mortgage Securities Trust		3.501	07/10/52	1,570,241
		Series - 2019 GC40 (Class DBB)
5,500,000	g,i	GS Mortgage Securities Trust		3.550	07/10/52	5,680,298
		Series - 2019 GC40 (Class DBC)
204

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$1,361,000	i	GS Mortgage Securities Trust		3.405%	02/13/53	$1,421,510
		Series - 2020 GC45 (Class B)
5,500,000		GS Mortgage Securities Trust		2.012	12/12/53	5,281,989
		Series - 2020 GSA2 (Class A5)
797,257	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	802,956
		Series - 2019 PJ2 (Class A1)
2,081,012	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	2,092,553
		Series - 2019 PJ2 (Class A4)
2,373,128	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	2,395,845
		Series - 2020 PJ2 (Class A4)
1,270,883	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.730	08/19/45	1,272,116
		Series - 2005 11 (Class 2A1A)
2,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	2,100,281
		Series - 2016 10HY (Class A)
3,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	3,142,783
		Series - 2016 10HY (Class B)
3,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	3,621,786
		Series - 2016 10HY (Class C)
4,700,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	4,610,569
		Series - 2019 55HY (Class D)
2,750,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	2,621,636
		Series - 2019 55HY (Class E)
132,496	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.769	03/25/35	135,354
		Series - 2004 11 (Class 2A1)
3,000,000	g	JP Morgan Chase Commercial Mortgage Securities Corp		4.379	07/05/31	3,181,898
		Series - 2018 AON (Class B)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		4.078	01/15/46	1,736,814
		Series - 2013 C13 (Class D)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp		4.166	12/15/46	1,618,226
		Series - 2013 C16 (Class A4)
800,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	831,135
		Series - 2013 C10 (Class AS)
750,000	i	JP Morgan Chase Commercial Mortgage Securities Corp		4.119	01/15/49	825,984
		Series - 2015 JP1 (Class AS)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.379	09/15/50	528,108
		Series - 2017 JP7 (Class A3)
1,790,861	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.124	12/25/44	1,831,226
		Series - 2015 1 (Class B1)
189,059	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	191,484
		Series - 2015 3 (Class A19)
938,967	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	948,890
		Series - 2015 6 (Class A13)
366,241	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	371,237
		Series - 2016 1 (Class A13)
87,789	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	87,914
		Series - 2017 1 (Class A3)
205

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$2,838,847	g,i	JP Morgan Mortgage Trust		3.500%	05/25/47	$2,880,668
		Series - 2017 2 (Class A13)
1,131,047	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	1,128,244
		Series - 2018 3 (Class A13)
240,001	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	240,443
		Series - 2018 4 (Class A5)
358,758	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	363,827
		Series - 2018 4 (Class A13)
1,486,059	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	1,508,215
		Series - 2018 5 (Class A13)
867,227	g,i	JP Morgan Mortgage Trust		3.115	10/26/48	887,468
		Series - 2017 5 (Class A2)
420,369	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	429,808
		Series - 2018 8 (Class A13)
403,186	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	410,143
		Series - 2018 9 (Class A13)
470,083	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	478,203
		Series - 2019 1 (Class A3)
1,235,743	g,i	JP Morgan Mortgage Trust		4.757	09/25/49	1,306,196
		Series - 2019 3 (Class B1)
2,440,289	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.059	10/25/49	2,457,573
		Series - 2019 INV1 (Class A11)
3,735,394	g,i	JP Morgan Mortgage Trust		3.889	06/25/50	3,906,235
		Series - 2020 1 (Class B2)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.133	08/15/46	1,054,592
		Series - 2013 C14 (Class A4)
4,245,951		JPMBB Commercial Mortgage Securities Trust		3.493	08/15/47	4,460,767
		Series - 2014 C21 (Class A4)
2,640,000		JPMBB Commercial Mortgage Securities Trust		3.775	08/15/47	2,849,110
		Series - 2014 C21 (Class A5)
1,000,000		JPMBB Commercial Mortgage Securities Trust		3.898	02/15/48	1,050,724
		Series - 2015 C27 (Class B)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	2,174,638
		Series - 2015 C29 (Class AS)
1,600,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	1,665,946
		Series - 2015 C29 (Class B)
3,000,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	3,290,040
		Series - 2015 C31 (Class AS)
5,585,000	i	JPMBB Commercial Mortgage Securities Trust		4.620	08/15/48	6,120,989
		Series - 2015 C31 (Class B)
1,400,000		JPMBB Commercial Mortgage Securities Trust		3.227	10/15/48	1,496,967
		Series - 2015 C28 (Class A4)
1,400,000		JPMBB Commercial Mortgage Securities Trust		4.023	12/15/48	1,537,476
		Series - 2015 C33 (Class AS)
10,425,000		JPMBB Commercial Mortgage Securities Trust		3.576	03/15/49	11,388,851
		Series - 2016 C1 (Class A5)
1,700,000		JPMCC Commercial Mortgage Securities Trust		3.457	03/15/50	1,844,537
		Series - 2017 JP5 (Class A4)
6,000,000		JPMDB Commercial Mortgage Securities Trust		2.536	05/13/53	6,029,018
		Series - 2020 COR7 (Class AS)
1,770,977	g	Ladder Capital Commercial Mortgage Securities		3.575	02/15/36	1,895,512
		Series - 2013 GCP (Class A1)
3,238,551	g	LSTAR Commercial Mortgage Trust		2.579	03/10/49	3,287,883
		Series - 2016 4 (Class A2)
206

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$12,000,000	g,i	MAD Mortgage Trust		2.976%	08/15/34	$12,492,976
		Series - 2017 330M (Class A)
1,500,000	g,i	Manhattan West		2.335	09/10/39	1,503,624
		Series - 2020 1MW (Class B)
3,000,000	g,i	Manhattan West		2.335	09/10/39	2,978,921
		Series - 2020 1MW (Class C)
2,528,381	i	Merrill Lynch Mortgage Investors Trust	LIBOR 1 M + 0.520%	2.278	01/25/37	2,442,868
		Series - 2006 WMC1 (Class A1B)
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.476	11/15/45	5,161,807
		Series - 2012 C6 (Class AS)
2,969,062	g	Morgan Stanley Bank of America Merrill Lynch Trust		3.989	12/15/46	3,110,244
		Series - 2014 C19 (Class LNC1)
938,092	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	980,267
		Series - 2014 C19 (Class LNC2)
2,070,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.832	12/15/47	2,228,884
		Series - 2014 C19 (Class AS)
109,893		Morgan Stanley Bank of America Merrill Lynch Trust		3.069	02/15/48	114,660
		Series - 2015 C20 (Class ASB)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.338	03/15/48	2,680,095
		Series - 2015 C21 (Class A4)
3,360,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.561	04/15/48	3,581,392
		Series - 2015 C22 (Class AS)
374,543	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	0.934	08/25/34	371,047
		Series - 2004 HE6 (Class M1)
13,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	13,584,610
		Series - 2016 UB11 (Class ASB)
414,241	†,i	Morgan Stanley Capital I Trust		6.099	12/12/49	233,632
		Series - 2007 IQ16 (Class AJ)
1,300,000		Morgan Stanley Capital I Trust		3.587	12/15/50	1,424,415
		Series - 2017 HR2 (Class A4)
1,000,000		Morgan Stanley Capital I Trust		4.177	07/15/51	1,119,085
		Series - 2018 H3 (Class A5)
3,142,000	i	Morgan Stanley Capital I Trust		4.429	07/15/51	3,544,284
		Series - 2018 H3 (Class AS)
1,500,000	g	MRCD Mortgage Trust		2.718	12/15/36	1,481,012
		Series - 2019 PARK (Class E)
1,500,000	g,i	MSDB Trust		3.316	07/11/39	1,578,283
		Series - 2017 712F (Class A)
6,300,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.606	07/15/36	6,318,347
		Series - 2019 MILE (Class A)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.800%	1.906	07/15/36	2,504,021
		Series - 2019 MILE (Class B)
1,000,000	g	Natixis Commercial Mortgage Securities Trust		2.707	10/15/36	1,003,632
		Series - 2019 1776 (Class B)
2,000,000	g	Natixis Commercial Mortgage Securities Trust		2.966	12/15/38	2,073,136
		Series - 2020 2PAC (Class A)
207

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$278,495	g,i	New Residential Mortgage Loan Trust		4.000%	02/25/57	$298,648
		Series - 2017 1A (Class A1)
291,093	g,i	New Residential Mortgage Loan Trust		4.000	08/27/57	311,565
		Series - 2017 6A (Class A1)
303,524	g,i	New Residential Mortgage Loan Trust		4.750	12/25/57	320,652
		Series - 2018 5A (Class A1)
268,620	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.589	02/25/36	269,074
		Series - 2005 3 (Class A1)
819,142	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.759	06/25/57	820,780
		Series - 2018 1 (Class A2)
568,827	g,i	OBX Trust	LIBOR 1 M + 0.750%	0.859	07/25/58	568,967
		Series - 2018 EXP2 (Class 2A1A)
18,445,000	g	One Market Plaza Trust		3.614	02/10/32	18,862,397
		Series - 2017 1MKT (Class A)
1,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,005,524
		Series - 2013 SMV (Class B)
682,399	g,i	Sequoia Mortgage Trust		3.500	05/25/45	694,361
		Series - 2015 2 (Class A1)
375,707	g,i	Sequoia Mortgage Trust		3.500	11/25/46	378,222
		Series - 2016 3 (Class A10)
42,733	g,i	Sequoia Mortgage Trust		3.500	02/25/47	42,881
		Series - 2017 1 (Class A4)
1,313,991	g,i	Sequoia Mortgage Trust		3.500	02/25/47	1,318,217
		Series - 2017 2 (Class A4)
572,099	g,i	Sequoia Mortgage Trust		3.500	02/25/47	580,295
		Series - 2017 2 (Class A19)
1,219,881	g,i	Sequoia Mortgage Trust		3.500	04/25/47	1,223,042
		Series - 2017 3 (Class A4)
46,965	g,i	Sequoia Mortgage Trust		3.500	04/25/47	47,598
		Series - 2017 3 (Class A19)
16,102	g,i	Sequoia Mortgage Trust		3.500	09/25/47	16,104
		Series - 2017 6 (Class A4)
892,198	g,i	Sequoia Mortgage Trust		3.749	09/25/47	945,152
		Series - 2017 6 (Class B1)
1,354,606	g,i	Sequoia Mortgage Trust		3.500	02/25/48	1,380,540
		Series - 2018 2 (Class A1)
1,920,397	g,i	Sequoia Mortgage Trust		3.500	03/25/48	1,957,001
		Series - 2018 3 (Class A1)
68,814	g,i	Sequoia Mortgage Trust		3.500	03/25/48	68,818
		Series - 2018 3 (Class A4)
261,361	g,i	Sequoia Mortgage Trust		4.000	09/25/48	265,396
		Series - 2018 7 (Class A19)
103,135	g,i	Sequoia Mortgage Trust		4.000	11/25/48	104,250
		Series - 2018 8 (Class A19)
1,562,797	g,i	Sequoia Mortgage Trust		4.000	06/25/49	1,591,517
		Series - 2019 2 (Class A1)
542,466	g,i	Sequoia Mortgage Trust		4.000	06/25/49	549,455
		Series - 2019 2 (Class A19)
3,411,148	g,i	Sequoia Mortgage Trust		3.500	11/25/49	3,450,495
		Series - 2019 4 (Class A1)
6,668,244	g,i	Sequoia Mortgage Trust		3.500	12/25/49	6,732,360
		Series - 2019 5 (Class A1)
3,850,343	g,i	Sequoia Mortgage Trust		3.500	12/25/49	3,887,364
		Series - 2019 5 (Class A19)
208

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$2,959,527	g,i	Sequoia Mortgage Trust		3.500%	03/25/50	$3,021,654
		Series - 2020 2 (Class A1)
4,778,212	g,i	Sequoia Mortgage Trust		3.000	04/25/50	4,886,653
		Series - 2020 3 (Class A19)
79,118	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	79,535
		Series - 2016 1 (Class 1A10)
546,768	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	554,483
		Series - 2017 1 (Class A19)
40,992	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 4.150%	4.259	01/25/25	40,992
		Series - 2015 DN1 (Class M3)
2,622,620	i	STACR	LIBOR 1 M + 4.650%	4.759	10/25/28	2,744,263
		Series - 2016 DNA2 (Class M3)
9,303,976	i	STACR	LIBOR 1 M + 3.250%	3.359	07/25/29	9,560,646
		Series - 2017 DNA1 (Class M2)
602,920	i	STACR	LIBOR 1 M + 1.200%	1.309	10/25/29	603,683
		Series - 2017 DNA2 (Class M1)
424,825	i	STACR	LIBOR 1 M + 1.800%	1.909	07/25/30	421,893
		Series - 2018 DNA1 (Class M2)
2,165,784	i	STACR	LIBOR 1 M + 2.300%	2.472	08/25/30	2,165,783
		Series - 2018 HQA1 (Class M2)
485,187	g,i	STACR		4.023	09/25/47	484,627
		Series - 2017 SPI1 (Class M2)
455,470	g,i	STACR		4.148	08/25/48	454,382
		Series - 2018 SPI3 (Class M2)
254,121	g,i	STACR		4.489	11/25/48	253,805
		Series - 2018 SPI4 (Class M2)
906,199	g,i	STACR	LIBOR 1 M + 1.950%	2.059	10/25/49	905,350
		Series - 2019 DNA4 (Class M2)
1,058,595	g,i	STACR	LIBOR 1 M + 2.050%	2.159	11/25/49	1,058,595
		Series - 2019 HQA4 (Class M2)
796,748	g,i	STACR	LIBOR 1 M + 1.700%	1.809	12/25/49	794,093
		Series - 2020 DNA1 (Class M2)
1,770,000	g,i	STACR	LIBOR 1 M + 1.850%	1.959	02/25/50	1,763,140
		Series - 2020 DNA2 (Class M2)
3,005,000	g,i	STACR	LIBOR 1 M + 3.100%	3.209	03/25/50	3,038,748
		Series - 2020 HQA2 (Class M2)
296,191	g,i	STACR	LIBOR 1 M + 1.100%	1.209	07/27/50	296,331
		Series - 2020 HQA2 (Class M1)
650,000	g	Tricon American Homes		2.049	07/17/38	646,076
		Series - 2020 SFR1 (Class B)
1,000,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.649	03/10/46	1,015,263
		Series - 2013 C5 (Class B)
2,000,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.875	04/10/46	2,019,701
		Series - 2013 C6 (Class B)
3,285,000	g	UBS-Citigroup Commercial Mortgage Trust		5.154	01/10/45	3,352,425
		Series - 2011 C1 (Class AS)
1,807,536	g	VERUS A3 (Step Bond)		1.733	05/25/65	1,808,154
		Series - 2020 5 (Class A3)
2,200,000	g,i	Verus Securitization Trust		3.781	05/25/59	2,175,419
		Series - 2019 2 (Class M1)
2,200,000	g,i	Verus Securitization Trust		3.139	07/25/59	2,202,789
		Series - 2019 3 (Class M1)
209

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,638,048	g	VSE VOI Mortgage LLC	2.330%	03/20/35	$1,668,961
		Series - 2017 A (Class A)
1,468,098	g	VSE VOI Mortgage LLC	4.020	02/20/36	1,522,785
		Series - 2018 A (Class C)
8,200,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	8,493,273
		Series - 2012 LC5 (Class AS)
2,272,000		Wells Fargo Commercial Mortgage Trust	3.540	05/15/48	2,471,364
		Series - 2015 C28 (Class A4)
2,100,000	i	Wells Fargo Commercial Mortgage Trust	3.658	05/15/48	2,211,198
		Series - 2015 NXS1 (Class B)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	4.147	05/15/48	2,034,439
		Series - 2015 NXS1 (Class D)
350,000		Wells Fargo Commercial Mortgage Trust	3.637	06/15/48	382,284
		Series - 2015 C29 (Class A4)
5,055,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	5,311,812
		Series - 2016 LC24 (Class ASB)
1,654,483		Wells Fargo Commercial Mortgage Trust	2.749	03/15/50	1,675,961
		Series - 2017 RB1 (Class A2)
387,000		Wells Fargo Commercial Mortgage Trust	3.635	03/15/50	425,581
		Series - 2017 RB1 (Class A5)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.757	03/15/50	2,184,188
		Series - 2017 RB1 (Class AS)
2,900,000		Wells Fargo Commercial Mortgage Trust	3.184	04/15/50	3,113,238
		Series - 2015 LC20 (Class A5)
1,720,000		Wells Fargo Commercial Mortgage Trust	3.467	04/15/50	1,836,558
		Series - 2015 LC20 (Class AS)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	4.012	03/15/51	2,233,649
		Series - 2018 C43 (Class A4)
3,290,000		Wells Fargo Commercial Mortgage Trust	4.302	01/15/52	3,737,217
		Series - 2018 C48 (Class A5)
2,500,000	i	Wells Fargo Commercial Mortgage Trust	3.972	09/15/57	2,735,184
		Series - 2015 NXS3 (Class AS)
3,350,000		Wells Fargo Commercial Mortgage Trust	3.952	01/15/59	3,662,537
		Series - 2016 C32 (Class AS)
2,500,000	i	Wells Fargo Commercial Mortgage Trust	4.721	01/15/59	2,760,458
		Series - 2016 C32 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	1,055,860
		Series - 2016 C36 (Class ASB)
630,751	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	638,629
		Series - 2019 2 (Class A17)
3,852,913	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	3,939,823
		Series - 2019 4 (Class A1)
1,000,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	1,043,168
		Series - 2013 C13 (Class AS)
3,686,709	i	WFRBS Commercial Mortgage Trust	4.079	03/15/46	3,960,238
		Series - 2013 UBS1 (Class A4)
1,000,000	i	WFRBS Commercial Mortgage Trust	4.162	12/15/46	1,083,999
		Series - 2013 C18 (Class A5)
1,664,000	i	WFRBS Commercial Mortgage Trust	4.862	12/15/46	1,694,987
		Series - 2013 C18 (Class C)
2,225,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,410,225
		Series - 2014 C20 (Class A5)
415,920	g,i	WinWater Mortgage Loan Trust	3.854	06/20/44	421,564
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED			671,606,883
210

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

		TOTAL STRUCTURED ASSETS			$1,304,216,981
		(Cost $1,293,067,707)

		TOTAL BONDS			8,287,869,616
		(Cost $8,138,180,287)

SHARES		COMPANY

COMMON STOCKS - 0.0%

MATERIALS - 0.0%
24,263,919	*	Petra Diamonds			503,626
		TOTAL MATERIALS			503,626

MEDIA & ENTERTAINMENT - 0.0%
25,944	*	Cirque Du Soleil Holding USA Newco, Inc			193,283
		TOTAL MEDIA & ENTERTAINMENT			193,283

		TOTAL COMMON STOCKS			696,909
		(Cost $591,088)

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
142,800		Bank of America Corp			3,570,000
250,000	*	JPMorgan Chase & Co			6,405,000
		TOTAL BANKS			9,975,000

		TOTAL PREFERRED STOCKS			9,975,000
		(Cost $9,820,000)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 16.9%

GOVERNMENT AGENCY DEBT - 9.6%
$20,000,000		Federal Farm Credit Bank (FFCB)	0.030%	04/08/21	20,000,000
10,000,000		FFCB	0.040	04/12/21	10,000,000
25,000,000		FFCB	0.040	04/13/21	25,000,000
19,844,000		FFCB	0.090	05/17/21	19,843,747
20,000,000		FFCB	0.090	06/10/21	19,999,222
5,000,000		FFCB	0.050	08/27/21	4,999,383
23,672,000		FFCB	0.070	12/01/21	23,663,978
15,000,000		FFCB	0.080	12/14/21	14,994,646
33,333,000		FFCB	0.080	02/15/22	33,315,223
16,141,000		Federal Home Loan Bank (FHLB)	0.026	04/07/21	16,141,000
51,032,000		FHLB	0.085	04/09/21	51,032,000
34,475,000		FHLB	0.085	04/13/21	34,475,000
89,496,000		FHLB	0.085	04/14/21	89,496,000
14,289,000		FHLB	0.020	04/16/21	14,289,000
12,500,000		FHLB	0.040	04/22/21	12,500,000
81,803,000		FHLB	0.033	04/23/21	81,803,000
24,442,000		FHLB	0.010	05/03/21	24,441,783
11,144,000		FHLB	0.025	05/07/21	11,143,889
211

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$55,760,000		FHLB	0.035%	05/10/21	$55,759,396
82,581,000		FHLB	0.039	05/12/21	82,580,059
22,000,000		FHLB	0.085	06/02/21	21,999,242
10,000,000		FHLB	0.087	07/09/21	9,999,175
25,000,000		FHLB	0.090	07/21/21	24,997,687
20,000,000		FHLB	0.053	08/13/21	19,997,767
45,340,000		FHLB	0.058	08/18/21	45,334,748
40,710,000		FHLB	0.060	09/01/21	40,703,079
20,000,000		FHLB	0.058	09/08/21	19,996,444
7,000,000		FHLB	0.025	09/15/21	6,998,701
		TOTAL GOVERNMENT AGENCY DEBT			835,504,169

TREASURY DEBT - 7.1%
53,800,000		Egypt Treasury Bill	0.000	05/18/21	3,374,515
67,900,000		Egypt Treasury Bill	0.000	09/14/21	4,077,383
32,000,000		Ukraine Treasury Bill	0.000	10/27/21	1,088,516
26,767,000		United States Cash Management Bill	0.088	06/22/21	26,766,207
20,996,000		United States Cash Management Bill	0.040	07/06/21	20,995,272
74,090,000		United States Treasury Bill	0.036	04/08/21	74,089,928
10,000,000		United States Treasury Bill	0.021	04/13/21	9,999,983
123,371,000		United States Treasury Bill	0.088	04/20/21	123,369,860
36,235,000		United States Treasury Bill	0.088	04/27/21	36,234,608
25,000,000		United States Treasury Bill	0.095	04/29/21	24,999,806
10,000,000		United States Treasury Bill	0.025	05/04/21	9,999,840
51,745,000		United States Treasury Bill	0.090	05/06/21	51,744,371
15,005,000		United States Treasury Bill	0.088	05/18/21	15,004,486
25,000,000		United States Treasury Bill	0.036	05/20/21	24,999,489
26,240,000		United States Treasury Bill	0.041	05/27/21	26,239,490
50,000,000		United States Treasury Bill	0.092	06/03/21	49,998,687
25,000,000		United States Treasury Bill	0.033	06/17/21	24,999,198
56,820,000		United States Treasury Bill	0.101	06/24/21	56,818,343
25,000,000		United States Treasury Bill	0.088	07/08/21	24,998,724
		TOTAL TREASURY DEBT			609,798,706

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
21,209,160	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		21,209,160
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			21,209,160

		TOTAL SHORT-TERM INVESTMENTS			1,466,512,035
		(Cost $1,466,405,902)
		TOTAL INVESTMENTS - 114.6%			9,973,246,942
		(Cost $9,824,409,954)
		OTHER ASSETS & LIABILITIES, NET - (14.6)%			(1,270,023,779)
		NET ASSETS - 100.0%			$8,703,223,163
212

TIAA-CREF FUNDS - Core Bond Fund

Abbreviation(s):
BRL	Brazilian Real
CNY	Chinese Yuan
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
REIT	Real Estate Investment Trust
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thai Baht
UAH	Ukrainian Hryvnia
UYU	Uruguayan Peso
ZAR	South African Rand

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,582,500.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2021, the aggregate value of these securities is $1,834,129,646 or 21.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
s	All or a portion of these securities represent an outstanding unfunded commitment.
213

TIAA-CREF FUNDS - Core Bond Fund

Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
$	2,535,059	EUR	2,080,386	AUSTRALIA AND NEW ZEALAND BANKING GROUP LIMITED	04/22/21	$94,277

Abbreviation(s):
EUR	Euro

Centrally cleared credit default swap contracts outstanding as of March 31, 2021 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Fixed rate payment frequency	Maturity date	Notional amount*	Value	Premiums paid (received)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS36V1-5Y	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	Quarterly	06/20/26	35,000,000	$(3,170,191)	$(2,980,622)	$(155,280)	$(189,569)
*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
214

TIAA-CREF FUNDS - Core Impact Bond Fund

TIAA-CREF FUNDS
CORE IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.1%

MATERIALS - 0.0%
$24,594	†,h,i	CarbonLite P LLC	LIBOR 1 M + 12.000%	12.000%	09/05/21	$24,594
		TOTAL MATERIALS				24,594

UTILITIES - 0.1%
7,680,750	i	Exgen Renewables IV LLC	LIBOR 3 M + 2.750%	3.750	12/15/27	7,683,976
		TOTAL UTILITIES				7,683,976

		TOTAL BANK LOAN OBLIGATIONS				7,708,570
		(Cost $7,668,196)

BONDS - 96.7%

CORPORATE BONDS - 42.2%

AUTOMOBILES & COMPONENTS - 0.7%
5,400,000		BorgWarner, Inc		2.650	07/01/27	5,607,034
10,500,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	10,796,938
14,475,000	g	Hyundai Capital Services, Inc		1.250	02/08/26	14,116,401
11,025,000		Magna International, Inc		2.450	06/15/30	11,092,893
		TOTAL AUTOMOBILES & COMPONENTS				41,613,266

BANKS - 9.3%
13,750,000		Bank of America Corp		0.981	09/25/25	13,714,244
10,000,000		Bank of America Corp		2.456	10/22/25	10,481,900
3,150,000	g	Bank of Montreal		2.100	06/15/22	3,217,533
4,500,000		Barclays plc		3.811	03/10/42	4,408,368
5,400,000	g	BNP Paribas S.A.		2.219	06/09/26	5,537,254
18,725,000	g	BNP Paribas S.A.		1.323	01/13/27	18,312,892
3,250,000	g	BNP Paribas S.A.		1.904	09/30/28	3,194,459
11,500,000	g	BNP Paribas S.A.		2.588	08/12/35	10,815,761
4,850,000	i	Canadian Imperial Bank of Commerce	SOFR + 0.800%	0.810	03/17/23	4,891,322
15,000,000		Citigroup, Inc		1.678	05/15/24	15,305,550
19,125,000		Citigroup, Inc		0.776	10/30/24	19,112,005
10,225,000		Citizens Bank NA		2.250	04/28/25	10,609,498
3,800,000		Citizens Bank NA		3.750	02/18/26	4,179,252
9,075,000		Citizens Financial Group, Inc		3.250	04/30/30	9,636,249
5,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	0.705	01/10/23	5,027,275
14,970,000		Cooperatieve Rabobank UA		3.750	07/21/26	16,326,373
10,000,000	g	Cooperatieve Rabobank UA		1.106	02/24/27	9,768,405
15,000,000	g	Credit Agricole S.A.		1.247	01/26/27	14,670,730
4,500,000		First Abu Dhabi Bank PJSC		3.000	03/30/22	4,606,292
8,385,000		HSBC Holdings plc		3.033	11/22/23	8,720,949
10,000,000	i	ING Groep NV	LIBOR 3 M + 1.000%	1.238	10/02/23	10,155,667
215

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$15,750,000	g	ING Groep NV		1.400%	07/01/26	$15,668,730
12,500,000	h,i	ING Groep NV	SOFR + 1.010%	1.020	04/01/27	12,523,375
17,000,000	h	ING Groep NV		2.727	04/01/32	16,989,791
6,250,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	6,657,217
7,200,000	g	Intesa Sanpaolo S.p.A		4.000	09/23/29	7,707,523
15,875,000	g	Itau Unibanco Holding S.A.		3.875	04/15/31	15,398,750
9,150,000		JPMorgan Chase & Co		0.563	02/16/25	9,081,978
15,000,000		JPMorgan Chase & Co		1.040	02/04/27	14,630,033
2,375,000		KeyCorp		2.550	10/01/29	2,404,468
9,670,000	g	Kookmin Bank		2.500	11/04/30	9,359,137
4,000,000		Lloyds Banking Group plc		4.500	11/04/24	4,446,200
5,725,000		Lloyds Banking Group plc		3.870	07/09/25	6,230,294
6,350,000		Massachusetts Higher Education Assistance Corp		2.673	07/01/31	6,297,262
6,475,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	6,769,473
5,925,000	i	Mizuho Financial Group, Inc	LIBOR 3 M + 0.630%	0.818	03/01/28	5,952,255
15,893,000	g	National Australia Bank Ltd		2.332	08/21/30	15,013,162
5,750,000		National Bank of Canada		0.550	11/15/24	5,735,392
11,310,000		People’s United Bank NA		4.000	07/15/24	12,204,064
4,500,000		People’s United Financial, Inc		3.650	12/06/22	4,690,771
7,375,000		Regions Financial Corp		5.750	N/A‡	8,121,719
5,485,000		Royal Bank of Scotland Group plc		2.359	05/22/24	5,659,030
11,225,000	g	Shinhan Financial Group Co Ltd		3.340	02/05/30	11,719,124
4,450,000	g,i	Standard Chartered plc	SOFR + 1.250%	1.281	10/14/23	4,498,718
9,400,000	g	Standard Chartered plc		1.319	10/14/23	9,459,690
12,150,000	g	Standard Chartered plc		0.991	01/12/25	12,078,940
5,550,000	g	Standard Chartered plc		1.214	03/23/25	5,559,443
10,000,000	g	Standard Chartered plc		1.456	01/14/27	9,759,864
13,600,000		Sumitomo Mitsui Financial Group, Inc		1.474	07/08/25	13,605,972
11,512,000		SVB Financial Group		3.500	01/29/25	12,428,303
10,000,000		SVB Financial Group		3.125	06/05/30	10,387,171
12,800,000		SVB Financial Group		1.800	02/02/31	11,801,823
11,586,000		SVB Financial Group		4.100	N/A‡	11,614,965
6,000,000		Truist Financial Corp		3.700	06/05/25	6,576,774
14,350,000		Truist Financial Corp		1.267	03/02/27	14,178,608
5,000,000		Truist Financial Corp		4.950	N/A‡	5,418,750
10,000,000	g	UBS Group AG.		2.095	02/11/32	9,459,161
7,948,000	g	UniCredit S.p.A		6.572	01/14/22	8,285,459
15,000,000	g	UniCredit S.p.A		2.569	09/22/26	15,059,938
3,600,000	g	UniCredit S.p.A		5.459	06/30/35	3,815,771
5,800,000	g	USAA Capital Corp		1.500	05/01/23	5,925,244
5,600,000	g	USAA Capital Corp		2.125	05/01/30	5,496,032
		TOTAL BANKS				581,362,352

CAPITAL GOODS - 1.7%
10,450,000		Carrier Global Corp		2.700	02/15/31	10,446,871
7,036,000		CNH Industrial Capital LLC		4.875	04/01/21	7,036,000
4,000,000		CNH Industrial Capital LLC		1.950	07/02/23	4,107,503
3,053,000		CNH Industrial NV		3.850	11/15/27	3,376,054
8,975,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	9,846,269
4,925,000		Johnson Controls International plc		1.750	09/15/30	4,619,051
6,900,000		Lennox International, Inc		1.350	08/01/25	6,865,990
4,900,000		Lennox International, Inc		1.700	08/01/27	4,820,163
9,800,000		Masco Corp		1.500	02/15/28	9,412,306
10,000,000		Otis Worldwide Corp		3.112	02/15/40	9,844,586
216

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,400,000		Roper Technologies, Inc		1.400%	09/15/27	$3,284,937
6,275,000	g,i	Siemens Financieringsmaatschappij NV	SOFR + 0.430%	0.440	03/11/24	6,293,756
12,500,000	g	Siemens Financieringsmaatschappij NV		1.200	03/11/26	12,354,823
6,525,000		Xylem, Inc		1.950	01/30/28	6,514,162
3,575,000		Xylem, Inc		2.250	01/30/31	3,507,816
		TOTAL CAPITAL GOODS				102,330,287

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
17,160,000		Rockefeller Foundation		2.492	10/01/50	15,710,442
750,000		Waste Management, Inc		2.400	05/15/23	777,610
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				16,488,052

CONSUMER SERVICES - 1.2%
10,750,000		Conservation Fund		3.474	12/15/29	11,152,037
4,040,000		Henry J Kaiser Family Foundation		3.356	12/01/25	4,163,459
4,500,000		Low Income Investment Fund		3.386	07/01/26	4,769,931
10,000,000		Low Income Investment Fund		3.711	07/01/29	10,579,500
7,850,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.285	02/01/24	7,874,204
4,100,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	3,971,578
80,000		Salvation Army		5.637	09/01/26	95,720
5,000,000		Salvation Army		4.528	09/01/48	5,299,773
6,850,000		Starbucks Corp		2.450	06/15/26	7,172,437
11,440,000		Wisconsin Alumni Research Foundation		3.564	10/01/49	11,612,204
5,000,000		YMCA of Greater New York		5.021	08/01/38	5,150,498
1,500,000		YMCA of Greater New York		5.151	08/01/48	1,510,085
		TOTAL CONSUMER SERVICES				73,351,426

DIVERSIFIED FINANCIALS - 3.8%
8,350,000		AerCap Ireland Capital DAC		1.750	01/30/26	8,110,057
2,125,000		Bank of New York Mellon Corp		2.661	05/16/23	2,180,241
3,150,000		Bank of New York Mellon Corp		4.700	N/A‡	3,412,867
21,400,000	g	BPCE S.A.		1.652	10/06/26	21,350,006
10,750,000		Century Housing Corp		3.995	11/01/21	10,872,018
8,725,000		Charles Schwab Corp		4.000	N/A‡	8,576,675
10,720,000		Community Preservation Corp		2.867	02/01/30	10,623,293
16,425,000	g	Credit Suisse Group AG.		1.305	02/02/27	15,898,323
5,820,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	5,910,774
10,000,000		Ford Foundation		2.815	06/01/70	9,001,775
13,300,000		Goldman Sachs Group, Inc		0.855	02/12/26	13,072,603
14,950,000		Morgan Stanley		0.985	12/10/26	14,592,592
10,000,000	g	NongHyup Bank		1.250	07/20/25	9,935,412
2,127,000		Reinvestment Fund, Inc		3.166	11/01/23	2,155,518
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,064,023
2,500,000		Reinvestment Fund, Inc		3.366	11/01/24	2,546,256
5,000,000		Reinvestment Fund, Inc		3.513	11/01/25	5,045,445
5,000,000		Reinvestment Fund, Inc		3.880	02/15/27	5,069,929
4,475,000	g	Starwood Property Trust, Inc		5.500	11/01/23	4,676,375
5,000,000		State Street Corp		2.653	05/15/23	5,128,274
10,750,000		State Street Corp		2.354	11/01/25	11,307,066
8,100,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	9,170,820
4,823,000	g	UBS Group AG		1.008	07/30/24	4,851,041
217

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$14,700,000	g	UBS Group AG		1.364%	01/30/27	$14,486,039
13,750,000		Unilever Capital Corp		2.000	07/28/26	14,218,412
5,528,000		Unilever Capital Corp		2.125	09/06/29	5,520,191
6,125,000		Unilever Capital Corp		1.375	09/14/30	5,748,532
3,450,000	g	WLB Asset II B Pte Ltd		3.950	12/10/24	3,415,251
1,925,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	1,973,694
		TOTAL DIVERSIFIED FINANCIALS				231,913,502

ENERGY - 2.6%
7,950,000	g	Aker BP ASA		4.750	06/15/24	8,153,246
7,500,000	g	Aker BP ASA		2.875	01/15/26	7,745,477
10,000,000	g	Aker BP ASA		4.000	01/15/31	10,424,323
7,500,000	i	Enbridge, Inc	SOFR + 0.400%	0.413	02/17/23	7,511,403
7,600,000		Enbridge, Inc		2.500	01/15/25	7,921,037
5,830,000		Enbridge, Inc		5.750	07/15/80	6,238,100
7,375,000		EQT Corp		7.625	02/01/25	8,487,777
1,000,000		Equinor ASA		2.450	01/17/23	1,037,317
2,000,000		Equinor ASA		3.700	03/01/24	2,173,768
7,725,000		Equinor ASA		2.375	05/22/30	7,706,127
3,000,000		Equinor ASA		3.950	05/15/43	3,246,710
9,110,000		Equinor ASA		3.250	11/18/49	8,920,113
1,925,000		ONEOK, Inc		4.000	07/13/27	2,087,475
7,246,000		ONEOK, Inc		3.400	09/01/29	7,455,585
10,950,000		ONEOK, Inc		6.350	01/15/31	13,748,861
3,350,000		ONEOK, Inc		4.950	07/13/47	3,509,259
10,000,000		ONEOK, Inc		4.450	09/01/49	9,973,949
5,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	5,395,250
6,000,000		Total Capital International S.A.		2.434	01/10/25	6,292,159
12,850,000		Total Capital International S.A.		2.986	06/29/41	12,322,081
11,550,000		Total Capital International S.A.		3.127	05/29/50	10,873,435
10,000,000	i	Valero Energy Corp	LIBOR 3 M + 1.150%	1.334	09/15/23	10,033,856
		TOTAL ENERGY				161,257,308

FOOD & STAPLES RETAILING - 0.5%
7,125,000	g,i	7-Eleven, Inc	LIBOR 3 M + 0.450%	0.645	08/10/22	7,132,309
11,500,000	g	7-Eleven, Inc		0.950	02/10/26	11,202,150
11,225,000		SYSCO Corp		2.400	02/15/30	11,145,691
		TOTAL FOOD & STAPLES RETAILING				29,480,150

FOOD, BEVERAGE & TOBACCO - 0.6%
4,675,000		General Mills, Inc		2.875	04/15/30	4,826,272
10,500,000	g	NBM US Holdings, Inc		6.625	08/06/29	11,547,952
5,600,000	g	Nutrition & Biosciences, Inc		1.832	10/15/27	5,475,531
15,310,000		PepsiCo, Inc		2.875	10/15/49	14,817,212
		TOTAL FOOD, BEVERAGE & TOBACCO				36,666,967

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
10,000,000	i	Cigna Corp	LIBOR 3 M + 0.890%	1.131	07/15/23	10,120,600
6,900,000		Cigna Corp		0.613	03/15/24	6,870,761
10,150,000		Cigna Corp		2.375	03/15/31	9,983,428
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				26,974,789
218

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
	$5,900,000		Kimberly-Clark Corp		3.950%	11/01/28	$6,712,764
	6,925,000		Procter & Gamble Co		2.800	03/25/27	7,459,262
	5,300,000		Procter & Gamble Co		3.000	03/25/30	5,704,794
	12,125,000		Procter & Gamble Co		1.200	10/29/30	11,220,331
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS				31,097,151

INSURANCE - 1.8%
	6,851,000	g	AIA Group Ltd		3.600	04/09/29	7,359,891
	10,928,000	g	AIA Group Ltd		3.375	04/07/30	11,640,693
	2,400,000		Chubb INA Holdings, Inc		1.375	09/15/30	2,191,551
	11,400,000	g	Empower Finance 2020 LP		1.357	09/17/27	11,015,848
	4,950,000	g	Empower Finance 2020 LP		1.776	03/17/31	4,589,404
	10,285,000	g	Equitable Financial Life Global Funding		1.400	08/27/27	9,923,654
	3,750,000	g	Five Corners Funding Trust		4.419	11/15/23	4,113,620
	13,325,000	g	Five Corners Funding Trust II		2.850	05/15/30	13,732,841
	4,100,000	g	Great-West Lifeco US Finance 2020 LP		0.904	08/12/25	4,034,289
	5,000,000		Progressive Corp		3.700	01/26/45	5,309,374
	10,000,000		Prudential Financial, Inc		1.500	03/10/26	10,102,341
	4,265,000		Prudential Financial, Inc		3.700	10/01/50	4,312,768
	4,499,000		Reinsurance Group of America, Inc		3.900	05/15/29	4,931,390
	6,100,000		Reinsurance Group of America, Inc		3.150	06/15/30	6,309,524
	5,000,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	5,157,134
	6,674,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	7,651,692
			TOTAL INSURANCE				112,376,014

MATERIALS - 1.7%
	10,588,000	g	Air Liquide Finance S.A.		2.500	09/27/26	11,126,681
	7,250,000	g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	7,802,812
	10,000,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	11,152,450
	1,934,000		International Paper Co		4.800	06/15/44	2,316,721
	6,375,000		International Paper Co		4.350	08/15/48	7,368,142
	5,750,000	g	Inversiones CMPC S.A.		4.375	04/04/27	6,323,333
EUR	2,500,000	g	LG Chem Ltd		0.500	04/15/23	2,958,429
	5,940,000	g	LG Chem Ltd		3.625	04/15/29	6,429,601
	14,500,000	i	LYB International Finance III LLC	LIBOR 3 M + 1.000%	1.202	10/01/23	14,542,476
	5,925,000		LYB International Finance III LLC		3.375	10/01/40	5,859,515
	5,000,000		Newmont Corp		2.250	10/01/30	4,870,685
	9,875,000		PPG Industries, Inc		1.200	03/15/26	9,678,031
	2,950,000		Steel Dynamics, Inc		2.400	06/15/25	3,074,638
	4,850,000		Steel Dynamics, Inc		3.250	01/15/31	5,132,906
	10,000,000		Teck Resources Ltd		3.900	07/15/30	10,450,883
			TOTAL MATERIALS				109,087,303

MEDIA & ENTERTAINMENT - 0.8%
	10,000,000		Alphabet, Inc		1.100	08/15/30	9,192,159
	2,800,000		Bush Foundation		2.754	10/01/50	2,656,307
	5,040,000	g	Continuum Energy Levanter Pte Ltd		4.500	02/09/27	5,153,400
	3,650,000	g	Discovery Communications LLC		4.000	09/15/55	3,592,750
	3,250,000	g	Grace Trust		2.347	12/10/40	3,201,936
	15,000,000	g	Liberty Utilities Finance GP		2.050	09/15/30	14,053,893
	10,000,000	g	NTT Finance Corp		1.162	04/03/26	9,867,954
	7,500,000	g	NTT Finance Corp		2.065	04/03/31	7,404,570
219

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,320,000		Smithsonian Institution		2.645%	09/01/39	$2,214,505
		TOTAL MEDIA & ENTERTAINMENT				57,337,474

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
10,000,000	i	AbbVie, Inc	LIBOR 3 M + 0.650%	0.832	11/21/22	10,061,419
4,800,000		Bristol-Myers Squibb Co		2.350	11/13/40	4,366,026
7,700,000		Bristol-Myers Squibb Co		2.550	11/13/50	6,843,080
6,275,000		Gilead Sciences, Inc		1.200	10/01/27	6,016,086
5,350,000		Gilead Sciences, Inc		2.600	10/01/40	4,916,225
14,150,000		Gilead Sciences, Inc		2.800	10/01/50	12,576,293
5,750,000		GlaxoSmithKline Capital, Inc		3.625	05/15/25	6,322,602
9,075,000		Merck & Co, Inc		1.450	06/24/30	8,645,730
3,700,000		Merck & Co, Inc		2.450	06/24/50	3,263,134
7,725,000	g,i	Roche Holdings, Inc	SOFR + 0.240%	0.251	03/05/24	7,730,354
12,500,000	g	Roche Holdings, Inc		0.991	03/05/26	12,408,346
5,674,000	g	Roche Holdings, Inc		2.375	01/28/27	5,955,777
14,681,000		Takeda Pharmaceutical Co Ltd		2.050	03/31/30	14,149,374
8,500,000		Takeda Pharmaceutical Co Ltd		3.175	07/09/50	8,118,313
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				111,372,759

REAL ESTATE - 2.0%
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	2,064,263
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,566,230
2,800,000		Brixmor Operating Partnership LP		4.125	06/15/26	3,091,580
6,875,000		Brixmor Operating Partnership LP		3.900	03/15/27	7,505,681
3,800,000		Brixmor Operating Partnership LP		2.250	04/01/28	3,728,617
5,975,000		Corporate Office Properties LP		2.750	04/15/31	5,777,694
4,000,000		Duke Realty LP		2.875	11/15/29	4,104,916
11,400,000		Equinix, Inc		1.000	09/15/25	11,194,108
2,350,000		Equinix, Inc		1.800	07/15/27	2,306,765
6,900,000		Federal Realty Investment Trust		1.250	02/15/26	6,813,205
6,600,000	g	HAT Holdings I LLC		5.250	07/15/24	6,814,500
1,950,000	g	HAT Holdings I LLC		6.000	04/15/25	2,057,250
10,000,000	g	HAT Holdings I LLC		3.750	09/15/30	9,625,000
11,000,000		Host Hotels & Resorts LP		3.500	09/15/30	11,043,522
4,725,000		Kilroy Realty LP		3.450	12/15/24	5,051,545
14,350,000		Kilroy Realty LP		2.500	11/15/32	13,476,545
3,125,000		Life Storage LP		2.200	10/15/30	2,951,905
2,516,000		Piedmont Operating Partnership LP		3.400	06/01/23	2,613,040
9,157,000		Regency Centers LP		3.750	06/15/24	9,824,345
8,090,000	g	Scentre Group Trust 2		5.125	09/24/80	8,417,240
7,310,000		UDR, Inc		1.900	03/15/33	6,590,704
		TOTAL REAL ESTATE				129,618,655

RETAILING - 0.5%
2,800,000		Advance Auto Parts, Inc		1.750	10/01/27	2,758,627
7,200,000		Home Depot, Inc		2.500	04/15/27	7,578,437
10,000,000		Home Depot, Inc		2.700	04/15/30	10,424,608
5,000,000		Home Depot, Inc		3.350	04/15/50	5,185,603
5,525,000		Lowe’s Cos, Inc		3.000	10/15/50	5,153,271
		TOTAL RETAILING				31,100,546
220

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
$5,883,000	g	NXP BV		3.400%	05/01/30	$6,212,170
17,200,000	g	SK Hynix, Inc		2.375	01/19/31	16,264,250
7,575,000		Texas Instruments, Inc		3.875	03/15/39	8,693,196
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				31,169,616

SOFTWARE & SERVICES - 0.6%
12,875,000		Automatic Data Processing, Inc		1.250	09/01/30	11,795,155
7,725,000		Mastercard, Inc		1.900	03/15/31	7,593,144
5,000,000		Visa, Inc		0.750	08/15/27	4,800,247
10,000,000		Visa, Inc		1.100	02/15/31	9,099,303
5,000,000		Visa, Inc		2.000	08/15/50	4,045,419
		TOTAL SOFTWARE & SERVICES				37,333,268

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
5,750,000		Apple, Inc		3.000	06/20/27	6,238,693
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				6,238,693

TELECOMMUNICATION SERVICES - 0.8%
9,000,000	i	Verizon Communications, Inc	SOFR + 0.790%	0.800	03/20/26	9,052,074
14,225,000		Verizon Communications, Inc		2.550	03/21/31	14,212,092
9,825,000		Verizon Communications, Inc		3.400	03/22/41	9,974,196
18,825,000		Verizon Communications, Inc		3.550	03/22/51	18,798,585
		TOTAL TELECOMMUNICATION SERVICES				52,036,947

TRANSPORTATION - 1.0%
10,000,000		Canadian Pacific Railway Co		2.050	03/05/30	9,660,798
2,472,665		Delta Air Lines, Inc		4.250	07/30/23	2,527,259
2,850,000		Delta Air Lines, Inc		3.204	04/25/24	2,952,275
13,700,000		Delta Air Lines, Inc		3.404	04/25/24	13,791,682
5,600,000		Delta Air Lines, Inc		2.900	10/28/24	5,599,498
6,225,000	g	Delta Air Lines, Inc		7.000	05/01/25	7,170,936
7,469,793		Delta Air Lines, Inc		2.000	06/10/28	7,480,942
11,457,847		Delta Air Lines, Inc		2.500	06/10/28	11,609,845
2,500,000		Kansas City Southern		4.300	05/15/43	2,740,706
500,000		Norfolk Southern Corp		2.900	06/15/26	535,607
		TOTAL TRANSPORTATION				64,069,548

UTILITIES - 9.1%
10,875,000	g	AES Corp		1.375	01/15/26	10,599,238
10,900,000	g	AES Corp		2.450	01/15/31	10,421,292
8,750,000	g	AES Gener S.A.		6.350	10/07/79	9,373,437
4,375,000		Arizona Public Service Co		3.750	05/15/46	4,557,074
5,875,000		Atlantic City Electric Co		2.300	03/15/31	5,805,889
11,925,000	i	Atmos Energy Corp	LIBOR 3 M + 0.380%	0.565	03/09/23	11,926,300
14,749,000		Avangrid, Inc		3.200	04/15/25	15,791,003
7,500,000		Avangrid, Inc		3.800	06/01/29	8,250,238
5,025,000		Avista Corp		4.350	06/01/48	5,767,684
800,000	g	Azure Power Energy Ltd		5.500	11/03/22	816,003
5,025,000	g	Azure Power Solar Energy Pvt Ltd		5.650	12/24/24	5,316,880
10,000,000	g	Brooklyn Union Gas Co		4.487	03/04/49	11,447,422
9,850,000		CenterPoint Energy Houston Electric LLC		2.350	04/01/31	9,852,857
12,350,000		CenterPoint Energy Houston Electric LLC		3.350	04/01/51	12,418,144
221

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$19,400,000	i	CenterPoint Energy Resources Corp	LIBOR 3 M + 0.500%	0.684%	03/02/23	$19,405,510
3,250,000	g	Clearway Energy Operating LLC		4.750	03/15/28	3,381,267
10,000,000	g	Clearway Energy Operating LLC		3.750	02/15/31	9,593,800
3,050,000		CMS Energy Corp		4.750	06/01/50	3,294,000
8,170,000	g	Consorcio Transmantaro SA		4.700	04/16/34	9,221,969
13,850,000		Consumers Energy Co		2.500	05/01/60	11,500,324
6,288,267	g	Continental Wind LLC		6.000	02/28/33	7,089,655
8,850,000		Dominion Energy Gas Holdings LLC		2.500	11/15/24	9,304,597
7,115,000		Dominion Energy, Inc		3.600	03/15/27	7,853,140
4,850,000		Dominion Energy, Inc (Step Bond)		3.071	08/15/24	5,165,131
11,725,000		DTE Electric Co		1.900	04/01/28	11,694,690
5,000,000		DTE Electric Co		3.950	03/01/49	5,588,745
9,025,000		DTE Electric Co		3.250	04/01/51	8,998,944
12,000,000		DTE Energy Co		2.850	10/01/26	12,678,118
10,000,000		Duke Energy Florida LLC		2.500	12/01/29	10,197,845
3,350,000	g	East Ohio Gas Co		1.300	06/15/25	3,340,438
3,100,000	g	East Ohio Gas Co		2.000	06/15/30	2,982,758
6,575,000	g	EDP Finance BV		3.625	07/15/24	7,098,455
2,312,000	g	EDP Finance BV		1.710	01/24/28	2,228,610
9,559,000	g	Electricite de France S.A.		3.625	10/13/25	10,385,518
10,000,000		Essential Utilities, Inc		2.704	04/15/30	10,079,610
7,800,000		Essential Utilities, Inc		3.351	04/15/50	7,547,776
8,882,000		Georgia Power Co		3.250	04/01/26	9,599,698
2,900,000	g	Greenko Dutch BV		4.875	07/24/22	2,930,450
13,850,000	g	Hanwha Energy USA Holdings Corp		2.375	07/30/22	14,170,800
9,700,000		Interstate Power & Light Co		3.500	09/30/49	9,549,585
7,925,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	8,493,833
6,875,000		MidAmerican Energy Co		3.100	05/01/27	7,450,865
2,430,000		MidAmerican Energy Co		3.650	08/01/48	2,569,700
3,820,000		MidAmerican Energy Co		3.150	04/15/50	3,754,111
12,626,000		National Fuel Gas Co		5.500	01/15/26	14,429,518
9,524,000		National Fuel Gas Co		2.950	03/01/31	9,171,277
14,775,000	i	NextEra Energy Capital Holdings, Inc	LIBOR 3 M + 0.270%	0.452	02/22/23	14,777,280
5,575,000	i	NextEra Energy Capital Holdings, Inc	SOFR + 0.540%	0.550	03/01/23	5,588,949
91,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	96,005
10,000,000	g	Niagara Mohawk Power Corp		1.960	06/27/30	9,557,328
750,000	g	Niagara Mohawk Power Corp		4.278	10/01/34	855,249
8,758,000		NorthWestern Corp		4.176	11/15/44	9,685,259
5,450,000		Oklahoma Gas & Electric Co		3.250	04/01/30	5,778,161
1,925,000	g	Pattern Energy Operations LP		4.500	08/15/28	1,956,281
5,925,000		PSEG Power LLC		3.850	06/01/23	6,316,668
3,625,000		Public Service Co of Colorado		3.200	03/01/50	3,632,638
1,000,000		Public Service Co of New Hampshire		3.500	11/01/23	1,068,981
2,975,000		Public Service Co of New Hampshire		3.600	07/01/49	3,124,191
7,500,000		San Diego Gas & Electric Co		4.150	05/15/48	8,454,518
1,000,000		Sempra Energy		2.875	10/01/22	1,027,810
10,000,000		Sempra Energy		4.875	N/A‡	10,700,000
2,501,604	g	Solar Star Funding LLC		3.950	06/30/35	2,568,159
4,950,371	g	Solar Star Funding LLC		5.375	06/30/35	5,551,089
13,788,000		Southern Power Co		4.150	12/01/25	15,354,905
2,875,000		Southwestern Public Service Co		3.750	06/15/49	3,068,362
18,529,000		Southwestern Public Service Co		3.150	05/01/50	18,039,523
9,795,600	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	11,020,050
8,048,463	g	Topaz Solar Farms LLC		4.875	09/30/39	8,745,859
222

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$850,586	g	Topaz Solar Farms LLC		5.750%	09/30/39	$971,200
9,360,000		Tucson Electric Power Co		1.500	08/01/30	8,669,018
8,755,000	g	UEP Penonome II S.A.		6.500	10/01/38	8,820,750
16,400,000		Union Electric Co		2.625	03/15/51	14,506,504
8,250,000		Westar Energy, Inc		2.550	07/01/26	8,644,278
		TOTAL UTILITIES				571,673,213

		TOTAL CORPORATE BONDS				2,645,949,286
		(Cost $2,626,867,114)

GOVERNMENT BONDS - 45.1%

AGENCY SECURITIES - 4.5%
1,695,000		Canal Barge Co, Inc		4.500	11/12/34	1,915,279
563,391		Ethiopian Leasing LLC		2.566	08/14/26	597,443
375,432		Excalibur One 77B LLC		1.492	01/01/25	381,262
4,150,000		Federal Home Loan Mortgage Corp (FHLMC)		1.125	08/12/21	4,166,712
11,250,000		FHLMC		0.125	07/25/22	11,248,960
23,000,000		FHLMC		0.375	05/05/23	23,098,868
18,700,000		FHLMC		0.250	08/24/23	18,704,261
13,600,000		FHLMC		0.250	09/08/23	13,597,374
22,692,000		FHLMC		0.250	12/04/23	22,658,132
14,000,000		FHLMC		1.500	02/12/25	14,472,611
17,500,000		Federal National Mortgage Association (FNMA)		0.250	07/10/23	17,513,362
8,600,000		FNMA		0.625	04/22/25	8,577,193
16,800,000		FNMA		0.875	08/05/30	15,533,554
7,909,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	8,489,904
5,492,303		HNA LLC		2.369	09/18/27	5,769,563
260,000	g	Hospital for Special Surgery		3.500	01/01/23	264,761
821,750	i	Housing and Urban Development Corp Ltd	LIBOR 6 M + 0.035%	0.228	09/15/30	814,303
7,192,000		Iraq Government AID Bond		2.149	01/18/22	7,297,209
1,388,887	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	0.421	08/19/23	1,386,495
1,388,885	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	0.427	09/22/23	1,380,357
2,150,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	2,167,263
1,530,945		Overseas Private Investment Corp (OPIC)		2.040	12/15/26	1,577,290
4,562,598		OPIC		3.220	09/15/29	5,106,457
5,881,381		OPIC		1.790	10/15/29	6,185,883
14,703,453		OPIC		2.360	10/15/29	15,845,259
1,008,000		OPIC		4.140	05/15/30	1,152,674
894,085		OPIC		3.330	05/15/33	984,767
1,000,903		OPIC		2.810	07/31/33	1,067,353
800,722		OPIC		2.940	07/31/33	860,763
1,162,805		OPIC		3.250	07/31/33	1,272,568
6,103,020		OPIC		2.040	06/15/35	6,107,976
10,000,000		OPIC		2.290	07/15/38	10,221,344
5,500,000		OPIC		2.450	07/15/38	5,716,635
1,926,000		Private Export Funding Corp (PEFCO)		3.550	01/15/24	2,091,950
1,000,000		PEFCO		3.250	06/15/25	1,088,295
14,000,000		Thirax LLC		0.968	01/14/33	13,881,500
1,813,426		United States International Development Finance Corp		1.050	10/15/29	1,846,381
223

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

	$2,500,000		US Department of Housing and Urban Development (HUD)		2.618%	08/01/23	$2,631,828
	2,000,000		HUD		2.800	08/01/23	2,114,103
	500,000		HUD		2.910	08/01/23	504,386
	3,000,000		HUD		2.960	08/01/24	3,025,632
	3,726,000		HUD		2.870	08/01/27	4,055,234
	420,000		HUD		5.380	08/01/27	426,562
	4,675,000		HUD		2.985	08/01/28	5,064,327
	1,931,000		HUD		3.185	08/01/29	2,086,134
	1,083,333		VCM Lease S.A.		2.516	09/28/27	1,143,110
	737,000		Vessel Management Services, Inc		3.432	08/15/36	795,649
	261,000		Vessel Management Services, Inc		3.477	01/16/37	282,753
	2,774,732	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	0.625	06/26/24	2,778,789
			TOTAL AGENCY SECURITIES				279,950,468

FOREIGN GOVERNMENT BONDS - 5.8%
	2,700,000		African Development Bank		3.000	12/06/21	2,751,587
	12,750,000		African Development Bank		0.750	04/03/23	12,873,833
	1,000,000		Asian Development Bank		1.875	08/10/22	1,022,706
	1,000,000		Asian Development Bank		2.125	03/19/25	1,055,330
	13,428,000		Asian Development Bank		1.750	08/14/26	13,888,848
	13,489,000		Asian Development Bank		3.125	09/26/28	14,947,213
	12,500,000		Asian Development Bank		1.500	03/04/31	12,035,569
EUR	7,925,000	g	Banque Ouest Africaine de Developpement		2.750	01/22/33	9,556,058
	$7,500,000	g	BNG Bank NV		2.625	02/27/24	7,964,335
CLP	9,475,000,000	g	Bonos de la Tesoreria de la Republica en pesos		2.300	10/01/28	12,696,725
	$8,500,000	g	Caisse d’Amortissement de la Dette Sociale		0.375	09/23/25	8,278,386
	9,500,000		Chile Government International Bond		3.500	01/25/50	9,661,025
	12,500,000	g	Development Bank of Japan, Inc		0.500	03/04/24	12,469,187
	9,875,000	g	Egypt Government International Bond		5.250	10/06/25	10,196,837
	200,000	i	European Bank for Reconstruction & Development	LIBOR 3 M + 0.010%	0.213	05/11/22	199,928
	15,000,000		European Bank for Reconstruction & Development		1.625	09/27/24	15,540,036
	1,000,000		European Bank for Reconstruction & Development		1.500	02/13/25	1,030,526
	1,250,000		European Investment Bank		2.375	05/24/27	1,334,462
	3,725,000		European Investment Bank		0.625	10/21/27	3,548,578
	10,500,000		European Investment Bank		1.625	10/09/29	10,454,370
	10,279,000		European Investment Bank		0.750	09/23/30	9,331,109
	9,300,000	g	European Stability Mechanism		1.375	09/11/24	9,550,514
	3,650,000	g	Guatemala Government International Bond		5.375	04/24/32	4,133,625
	5,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	0.251	01/15/22	5,000,444
	10,000,000		International Bank for Reconstruction & Development		0.625	04/22/25	9,961,699
	4,750,000		International Bank for Reconstruction & Development		3.125	11/20/25	5,220,013
	2,900,000		International Bank for Reconstruction & Development		2.750	05/31/36	2,816,776
	10,450,000	g	International Development Association		2.750	04/24/23	10,980,860
	6,500,000		International Finance Corp		1.546	11/04/21	6,545,273
	110,000	i	International Finance Corp	LIBOR 3 M + 0.070%	0.254	12/15/22	110,102
	7,375,000		International Finance Corp		0.500	03/20/23	7,399,227
	3,250,000		International Finance Corp		2.125	04/07/26	3,422,543
224

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,000,000	g	Japan Finance Organization for Municipalities		2.125%	04/13/21	$3,001,268
3,350,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	3,579,037
6,000,000	g	Kommunalbanken AS.		2.125	02/11/25	6,319,067
5,500,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	0.962	07/06/22	5,531,093
10,100,000	g	Korea Electric Power Corp		1.125	06/15/25	10,028,152
11,750,000		Kreditanstalt fuer Wiederaufbau		0.250	03/08/24	11,690,545
13,250,000		Landwirtschaftliche Rentenbank		0.875	09/03/30	12,168,858
100,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	101,171
6,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	6,287,039
10,000,000	g	Nederlandse Waterschapsbank NV		1.750	01/15/25	10,390,167
7,750,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	8,240,491
5,000,000		North American Development Bank		2.400	10/26/22	5,136,826
6,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	6,318,480
6,600,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	7,151,430
500,000		Province of Manitoba Canada		3.050	05/14/24	537,739
5,000,000		Province of Quebec Canada		2.750	04/12/27	5,394,358
10,000,000		Republic of Italy Government International Bond		2.875	10/17/29	10,107,883
10,750,000		Republic of Italy Government International Bond		4.000	10/17/49	11,000,442
4,250,000		Seychelles International Bond		6.500	10/11/28	3,760,187
		TOTAL FOREIGN GOVERNMENT BONDS				362,721,957

MORTGAGE BACKED - 21.3%
875,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	948,899
161,676		FHLMC		4.000	06/01/42	177,060
698,931		FHLMC		3.500	08/15/43	721,303
12,384,815		FHLMC		3.500	03/15/44	12,997,539
923,186	i	FHLMC	LIBOR 1 M + 5.920%	5.814	03/15/44	170,687
7,876,559		FHLMC		4.000	10/01/47	8,652,229
30,462,944		FHLMC		4.000	06/01/48	33,427,703
1,337,603	i	FHLMC	LIBOR 1 M + 9.920%	9.750	06/15/48	1,516,282
7,563,124		FHLMC		4.000	07/01/48	8,263,716
1,215,594	i	FHLMC	LIBOR 1 M + 9.840%	9.670	10/15/48	1,450,009
6,746,303		FHLMC		4.000	09/01/49	7,376,930
3,552,975		FHLMC		3.000	11/01/49	3,756,061
10,524,068		FHLMC		2.000	09/25/50	1,275,680
12,852,328		FHLMC		2.500	11/25/50	2,162,137
17,045,509		FHLMC		2.500	02/25/51	2,786,760
143,383		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.000	06/01/36	166,783
141,050		FGLMC		4.500	12/01/43	158,360
155,767		FGLMC		4.500	02/01/44	174,885
1,183,448		FGLMC		5.000	08/01/44	1,376,069
193,591		FGLMC		3.500	04/01/45	210,216
4,563,396		FGLMC		3.500	08/01/45	4,967,314
1,349,519		FGLMC		3.500	10/01/45	1,464,287
1,462,445		FGLMC		4.000	12/01/45	1,621,856
2,489,307		FGLMC		3.500	08/01/46	2,692,643
6,658,349		FGLMC		3.000	01/01/47	7,037,219
4,646,289		FGLMC		3.000	02/01/47	4,914,601
3,146,052		FGLMC		3.500	02/01/47	3,361,744
325,575		FGLMC		4.500	06/01/47	365,567
535,078		FGLMC		4.000	09/01/47	589,951
108,836		FGLMC		3.500	12/01/47	117,558
225

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$15,743,522		FGLMC		3.500%	03/01/48	$16,987,129
1,670,319		FGLMC		4.000	03/01/48	1,834,340
616,282		FGLMC		4.000	07/01/48	673,611
2,574,704		FGLMC		4.500	08/01/48	2,867,693
3,750,000		Federal National Mortgage Association (FNMA)		2.125	04/24/26	3,965,270
138,938		FNMA		3.500	07/01/26	148,287
5,680,393	i	FNMA		2.805	02/25/27	6,126,279
10,000,000	i	FNMA		3.325	06/25/28	11,129,490
475,383		FNMA		3.500	05/01/32	513,718
7,544,568		FNMA		3.000	10/01/32	7,969,457
67,000,000	h	FNMA		2.000	04/25/36	68,760,258
40,900,000	h	FNMA		2.500	05/25/32	42,534,402
164,510		FNMA		5.500	11/01/38	193,342
6,846,187		FNMA		3.000	05/01/40	7,171,846
2,016,956		FNMA		3.500	05/01/40	2,139,765
548,917		FNMA		5.000	09/01/40	634,128
595,066		FNMA		5.000	04/01/41	692,259
2,576,846		FNMA		4.000	09/01/42	2,824,768
564,605		FNMA		3.000	04/25/43	585,725
1,101,143	i	FNMA	LIBOR 1 M + 5.950%	5.841	09/25/43	258,583
1,087,029		FNMA		4.000	01/01/44	1,203,236
63,542		FNMA		4.500	06/01/44	70,556
414,165		FNMA		4.500	06/01/44	464,902
190,067		FNMA		4.500	08/01/44	213,321
379,762		FNMA		4.500	11/01/44	426,426
1,087,233		FNMA		4.000	01/01/45	1,198,252
314,289		FNMA		3.000	02/25/45	327,775
611,507		FNMA		3.000	02/25/45	630,286
418,996		FNMA		4.500	03/01/45	470,547
574,481		FNMA		3.000	03/25/45	594,979
660		FNMA		3.500	04/25/45	682
1,390,066		FNMA		4.000	06/01/45	1,536,109
1,551,649		FNMA		4.000	12/01/45	1,715,731
2,090,717		FNMA		3.000	12/25/45	2,168,710
951,599		FNMA		3.500	01/01/46	1,028,402
211,231		FNMA		4.000	01/01/46	232,950
251,101		FNMA		4.000	03/01/46	276,268
1,511,115		FNMA		3.500	06/01/46	1,635,005
1,831,479		FNMA		3.500	07/01/46	1,981,165
2,586,042		FNMA		3.500	07/01/46	2,808,721
2,832,173		FNMA		3.500	08/01/46	3,064,369
5,350,210		FNMA		3.000	10/01/46	5,486,474
10,382,170		FNMA		3.000	11/01/46	10,968,603
5,497,295		FNMA		3.500	01/01/47	5,851,164
611,979		FNMA		3.000	04/25/47	650,619
215,824		FNMA		4.500	05/01/47	241,631
5,309,653		FNMA		3.500	08/01/47	5,682,968
6,982,610		FNMA		4.000	09/01/47	7,532,701
1,425,653		FNMA		4.000	10/01/47	1,530,698
456,995		FNMA		3.000	11/01/47	468,668
6,173,391		FNMA		3.500	11/01/47	6,689,479
432,919		FNMA		4.500	11/01/47	482,017
7,793,928		FNMA		4.000	12/01/47	8,561,513
8,063,998		FNMA		4.000	12/01/47	8,701,588
226

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$150,296		FNMA		3.500%	01/01/48	$162,100
58,579		FNMA		3.500	01/01/48	63,203
6,308,299		FNMA		3.500	01/01/48	6,691,650
1,483,421		FNMA		4.500	01/01/48	1,649,858
19,797,206		FNMA		3.500	02/01/48	20,934,750
350,482		FNMA		4.000	02/01/48	377,048
392,726		FNMA		4.500	02/01/48	437,248
3,272,322		FNMA		3.000	02/25/48	3,457,910
18,825,976		FNMA		3.500	03/01/48	19,965,840
878,791		FNMA		4.000	03/01/48	964,745
1,679,122		FNMA		4.500	03/01/48	1,869,475
33,966,462		FNMA		3.500	04/01/48	36,009,921
6,809,512		FNMA		4.000	04/01/48	7,323,548
1,060,947		FNMA		4.500	05/01/48	1,181,229
795,662		FNMA		4.500	05/01/48	885,870
424,684		FNMA		5.000	08/01/48	481,059
17,619,510		FNMA		4.500	10/01/48	19,943,830
1,088,544		FNMA		3.000	11/01/48	1,135,612
123,145,000	h	FNMA		3.000	04/25/51	128,268,024
718,081		FNMA		3.000	08/01/49	761,814
9,680,874		FNMA		3.000	01/25/50	10,097,773
137,500,000	h	FNMA		2.500	05/25/51	140,803,223
20,908,694		FNMA		3.000	07/01/50	22,245,384
5,972,888		FNMA		2.000	08/25/50	739,478
5,721,896		FNMA		3.000	02/25/51	914,268
37,190,000	h	FNMA		2.000	04/25/51	37,120,269
58,640,000	h	FNMA		2.500	04/25/51	60,174,719
99,600,000	h	FNMA		2.000	05/25/51	99,230,391
668,018		Government National Mortgage Association (GNMA)		2.690	06/15/33	689,548
47,365		GNMA		5.000	06/20/42	54,497
12,100,222		GNMA		2.750	01/15/45	12,686,147
1,113,136		GNMA		4.000	06/20/46	146,339
4,923,324		GNMA		3.500	12/20/46	5,237,980
3,524,214		GNMA		3.500	01/20/47	3,750,788
1,788,144		GNMA		3.500	01/20/49	1,947,558
2,743		GNMA		4.000	07/20/49	2,934
51,874,731		GNMA		3.000	08/20/50	54,072,235
2,635,842		GNMA		3.500	10/20/50	2,911,381
39,325,000	h	GNMA		2.000	04/20/51	39,705,961
133,150,000	h	GNMA		2.500	04/20/51	137,383,755
29,945,000	h	GNMA		3.000	04/20/47	31,195,438
43,400,000	h	GNMA		2.000	05/20/51	43,749,235
		TOTAL MORTGAGE BACKED				1,335,232,948

MUNICIPAL BONDS - 7.5%
2,000,000		Brunswick & Glynn County Development Authority		3.060	04/01/25	2,152,706
500,000		California Earthquake Authority		1.227	07/01/21	501,207
3,000,000		California Earthquake Authority		1.477	07/01/23	3,076,216
1,310,000	g	California Municipal Finance Authority		4.250	11/01/23	1,310,002
6,400,000	g	California Municipal Finance Authority		6.375	11/15/48	6,413,107
10,000,000		Chicago Housing Authority		4.361	01/01/38	11,204,958
227

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$16,465,000		Chicago Metropolitan Water Reclamation District-Greater Chicago		5.720%	12/01/38	$21,902,028
1,000,000		Chicago Park District		4.095	01/01/26	1,093,479
625,000		Chula Vista Municipal Financing Authority		3.775	12/01/33	651,990
1,350,000		Chula Vista Municipal Financing Authority		3.975	12/01/38	1,390,391
740,000		Chula Vista Municipal Financing Authority		4.075	12/01/41	760,483
4,300,000		Chula Vista Municipal Financing Authority		4.275	12/01/48	4,458,929
5,730,000		City & County of Honolulu HI		3.944	09/01/34	6,462,449
935,000		City & County of San Francisco CA		3.700	04/01/34	991,223
440,000		City & County of San Francisco CA		3.750	04/01/35	464,786
5,835,000		City & County of San Francisco CA		3.900	04/01/42	6,155,107
5,405,000		City & County of San Francisco CA Community Facilities District		3.750	09/01/37	5,698,282
4,610,000		City & County of San Francisco CA Community Facilities District		4.221	09/01/39	5,036,617
5,000,000		City & County of San Francisco CA Community Facilities District		4.000	09/01/48	5,196,567
1,925,000		City of Berkeley CA		3.250	09/01/35	1,982,744
8,885,000		City of Berkeley CA		3.750	09/01/43	9,281,990
510,000		City of Chicago IL		7.750	01/01/42	565,569
2,490,000		City of Chicago IL		7.750	01/01/42	3,116,168
525,000		City of Detroit MI		3.644	04/01/34	511,111
2,750,000		City of Florence SC		4.250	12/01/34	2,875,144
4,000,000		City of Los Angeles CA		3.500	09/01/37	4,221,287
9,060,000		City of Los Angeles CA		3.880	09/01/38	9,832,648
870,000	g	City of Miami FL		4.808	01/01/39	946,959
170,000		City of Mount Shasta CA		4.000	08/01/29	206,987
190,000		City of Mount Shasta CA		3.000	08/01/32	208,630
2,685,000		City of Oakland CA		1.830	01/15/27	2,675,606
2,000,000		City of San Angelo TX Water & Sewer Revenue		4.401	02/15/46	2,053,414
12,615,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.303	11/01/39	13,337,037
18,410,000		City of San Francisco CA Public Utilities Commission Water Revenue		2.825	11/01/41	18,555,154
5,750,000		City of San Francisco CA Public Utilities Commission Water Revenue		4.185	11/01/46	6,211,777
1,385,000		City of San Juan Capistrano CA		4.190	08/01/40	1,496,437
360,000		Clean Water Services		5.701	10/01/30	444,950
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	3,048,748
12,450,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.660	05/15/49	12,451,884
5,000,000		County of Alameda CA		3.820	08/01/38	5,423,857
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,540,626
12,020,000		County of Miami-Dade FL Water & Sewer System Revenue		3.490	10/01/42	12,337,784
2,730,000		County of Saline AR		4.000	06/01/37	2,798,689
3,500,000		District of Columbia		3.432	04/01/42	3,439,854
1,900,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	2,465,261
1,550,000	†,g,q	Finance Authority of Maine		5.375	12/15/33	852,500
500,000	†,q	Finance Authority of Maine		5.250	06/15/34	275,000
6,844,477	g	Freddie Mac Multifamily ML Certificates		1.877	07/25/37	6,809,608
40,656,000	†	Freddie Mac Multifamily ML Certificates		1.746	11/25/37	6,851,032
3,247,689	g	Freddie Mac Multifamily ML Certificates		1.896	11/25/37	3,228,510
20,000,000		Grant County Public Utility District No 2		2.918	01/01/40	20,459,988
9,405,000		Grant County Public Utility District No 2		3.210	01/01/40	9,834,533
228

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$9,375,000		Great Lakes Water Authority Sewage Disposal System Revenue	3.056%	07/01/39	$9,544,452
13,265,000		Great Lakes Water Authority Water Supply System Revenue	3.473	07/01/41	14,063,130
1,180,000		Idaho State Building Authority	3.202	09/01/37	1,208,355
3,105,000		Jackson County Industrial Development Authority	4.250	05/01/39	3,217,709
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,284,999
450,000		Klickitat County Public Utilities	3.688	12/01/38	462,795
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,052,962
7,690,000		Los Angeles Community College District	2.106	08/01/32	7,556,756
3,125,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,236,497
3,000,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	3,443,237
6,000,000		Massachusetts Water Resources Authority	3.104	08/01/39	6,282,074
10,735,000		Metropolitan Transportation Authority	5.175	11/15/49	13,297,362
4,065,000		New York City Housing Development Corp	3.119	08/01/38	4,078,848
2,500,000		New York City Housing Development Corp	3.720	11/01/39	2,592,254
1,370,000		New York State Energy Research & Development Authority	2.465	10/01/26	1,364,764
1,210,000		New York State Energy Research & Development Authority	2.665	10/01/27	1,203,211
1,045,000		New York State Energy Research & Development Authority	2.879	10/01/28	1,029,920
680,000		New York State Energy Research & Development Authority	4.577	04/01/35	726,075
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,338,301
1,500,000		New York Transportation Development Corp	1.610	12/01/22	1,513,790
7,500,000		New York Transportation Development Corp	5.000	01/01/26	8,760,192
1,500,000	g	Ohio Air Quality Development Authority	4.250	01/15/38	1,656,769
2,000,000	g	Ohio Air Quality Development Authority	4.500	01/15/48	2,220,233
13,180,000		Ohio State Water Development Authority	4.879	12/01/34	15,529,494
5,750,000	†,g,q	Oregon State Business Development Commission	6.500	04/01/31	1,840,000
2,000,000	†,q	Oregon State Business Development Commission	11.500	04/01/31	640,000
2,665,000		Papio-Missouri River Natural Resource District	2.198	12/15/25	2,761,437
2,080,000		Papio-Missouri River Natural Resource District	2.318	12/15/26	2,148,507
3,250,000		Papio-Missouri River Natural Resource District	2.482	12/15/27	3,364,582
2,725,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,781,280
7,250,000	g	Pennsylvania Economic Development Financing Authority	10.000	12/01/29	7,381,469
100,000	†,g	Pennsylvania Economic Development Financing Authority	5.750	06/01/36	60,000
1,735,000	g	Public Finance Authority	9.000	06/01/29	1,722,453
1,000,000		Rhode Island Housing & Mortgage Finance Corp	3.300	10/01/39	1,022,835
1,450,000		Rhode Island Housing & Mortgage Finance Corp	3.400	10/01/44	1,475,197
6,950,000		Rhode Island Housing & Mortgage Finance Corp	3.500	10/01/51	7,095,187
1,000,000		San Francisco City & County Redevelopment Agency	3.533	08/01/25	1,083,472
1,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	1,064,683
250,000		Sangamon County Water Reclamation District	2.507	01/01/29	249,637
229

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,500,000		Sangamon County Water Reclamation District		2.907%	01/01/34	$2,420,636
2,050,000		Sangamon County Water Reclamation District		3.272	01/01/37	1,968,754
3,000,000		Semitropic Improvement District		2.499	12/01/25	3,132,770
255,000	g	South Davis Sewer District		3.750	12/01/22	257,203
1,000,000		South Davis Sewer District		4.125	12/01/32	1,088,382
1,100,000		South Davis Sewer District		4.500	12/01/37	1,203,148
2,090,000		State of California		4.600	04/01/38	2,413,811
2,480,000		State of California		4.988	04/01/39	2,677,450
10,750,000	i	State of California	LIBOR 1 M + 0.780%	0.899	04/01/47	10,759,691
1,000,000		State of Texas		3.726	08/01/43	1,039,202
6,625,000		Stockton Public Financing Authority		3.610	10/01/40	6,856,344
665,000		Sustainable Energy Utility, Inc		1.650	09/15/22	668,811
2,400,000	g	Syracuse Industrial Development Agency		5.000	01/01/36	2,259,798
1,000,000		Texas Water Development Board		3.500	10/15/37	1,057,772
7,500,000		Texas Water Development Board		4.190	10/15/43	8,201,601
3,000,000		Texas Water Development Board		3.700	10/15/47	3,174,622
3,000,000		Texas Water Development Board		4.648	04/15/50	3,228,142
2,000,000		University of New Mexico		3.532	06/20/32	2,115,649
4,400,000		Upper Santa Clara Valley Joint Powers Authority		3.875	08/01/48	4,617,833
5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/42	5,296,855
750,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/46	790,640
1,000,000	g	Warm Springs Reservation Confederated Tribe		3.300	11/01/27	1,028,036
1,250,000	g	Warm Springs Reservation Confederated Tribe		3.550	11/01/32	1,260,840
530,000		Washington County Clean Water Services		5.078	10/01/24	605,825
1,905,000	g,q	Washington Economic Development Finance Authority		7.500	01/01/32	1,428,750
650,000		Yuba City Public Financing Authority		3.960	06/01/32	698,631
1,500,000		Yuba City Public Financing Authority		4.320	06/01/42	1,596,996
1,000,000		Yuba Levee Financing Authority		3.170	09/01/22	1,030,851
		TOTAL MUNICIPAL BONDS				471,495,974

U.S. TREASURY SECURITIES - 6.0%
2,500,000		United States Treasury Bond		3.125	05/15/48	2,866,992
2,500,000		United States Treasury Bond		3.000	02/15/49	2,808,594
20,740,400	k	United States Treasury Inflation Indexed Bonds		0.500	04/15/24	22,481,189
12,742,625	k	United States Treasury Inflation Indexed Bonds		0.125	10/15/24	13,782,941
15,100,000		United States Treasury Note		0.125	12/31/22	15,093,512
11,140,000		United States Treasury Note		0.125	03/31/23	11,132,602
26,730,000		United States Treasury Note		0.250	03/15/24	26,658,998
1,092,000		United States Treasury Note		1.875	08/31/24	1,143,785
1,395,000		United States Treasury Note		2.250	10/31/24	1,480,117
620,000		United States Treasury Note		2.875	04/30/25	675,122
50,207,000		United States Treasury Note		0.750	03/31/26	49,771,611
3,235,000		United States Treasury Note		0.500	10/31/27	3,064,025
6,025,000		United States Treasury Note		0.625	11/30/27	5,745,402
20,935,000		United States Treasury Note		1.125	02/29/28	20,568,638
5,000,000		United States Treasury Note		1.250	03/31/28	4,948,438
77,990,000	e	United States Treasury Note		1.125	02/15/31	73,688,364
21,508,000		United States Treasury Note		1.875	02/15/41	20,025,964
53,510,000		United States Treasury Note		1.375	08/15/50	41,754,522
52,567,000		United States Treasury Note		1.625	11/15/50	43,803,095
18,125,000		United States Treasury Note		1.875	02/15/51	16,085,938
230

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

		TOTAL U.S. TREASURY SECURITIES				$377,579,849

		TOTAL GOVERNMENT BONDS				2,826,981,196
		(Cost $2,804,458,670)

STRUCTURED ASSETS - 9.4%

ASSET BACKED - 4.0%
$324,688	g	AMSR Trust		1.819%	04/17/37	328,550
		Series - 2020 SFR1 (Class A)
450,000	g	AMSR Trust		3.148	01/19/39	467,377
		Series - 2019 SFR1 (Class C)
400,000	g	AMSR Trust		3.247	01/19/39	413,860
		Series - 2019 SFR1 (Class D)
5,000,000	g,i	AREIT Trust	LIBOR 1 M + 1.020%	1.126	09/14/36	5,000,819
		Series - 2019 CRE3 (Class A)
361,512	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	353,362
		Series - 2004 HE5 (Class M1)
350,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.975%	1.084	02/28/41	349,476
		Series - 2006 A (Class M3)
5,000,000	g,i	BFLD Trust	LIBOR 1 M + 2.100%	2.206	10/15/35	5,050,008
		Series - 2020 EYP (Class C)
919,388	g	Capital Automotive REIT		3.660	10/15/44	920,648
		Series - 2014 1A (Class A)
917,022	g	Capital Automotive REIT		3.870	04/15/47	918,552
		Series - 2017 1A (Class A1)
193,723	i	C-BASS Trust	LIBOR 1 M + 0.080%	0.189	07/25/36	187,942
		Series - 2006 CB6 (Class A1)
1,447,025	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	0.520	04/07/52	3,618
		Series - 2007 1A (Class A2)
1,750,181	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	0.964	06/25/34	1,709,663
		Series - 2004 OPT1 (Class M1)
1,005,683	g	Corevest American Finance Trust		1.832	03/15/50	1,021,942
		Series - 2020 1 (Class A1)
970,000	g	DB Master Finance LLC		3.629	11/20/47	987,683
		Series - 2017 1A (Class A2I)
1,846,875	g	DB Master Finance LLC		3.787	05/20/49	1,884,533
		Series - 2019 1A (Class A2I)
861,750	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	909,991
		Series - 2015 1A (Class A2II)
3,007,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	3,011,781
		Series - 2017 1A (Class A2II)
782,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	821,718
		Series - 2018 1A (Class A2I)
581,150	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.209	05/25/37	582,048
		Series - 2007 2 (Class A2C)
7,789,000	g	GSCG Trust		2.936	09/06/34	7,997,776
		Series - 2019 600C (Class A)
1,086,040	g	HERO Funding Trust		3.840	09/21/40	1,138,964
		Series - 2015 1A (Class A)
243,878	†,g	HERO Funding Trust		3.990	09/21/40	253,035
		Series - 2014 2A (Class A)
1,294,140	g	HERO Funding Trust		3.750	09/20/41	1,335,772
		Series - 2016 2A (Class A)
231

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,067,871	g	HERO Funding Trust		4.050%	09/20/41	$1,116,948
		Series - 2016 1A (Class A)
2,774,824	g	HERO Funding Trust		3.080	09/20/42	2,849,822
		Series - 2016 3A (Class A1)
2,503,473	g	HERO Funding Trust		3.910	09/20/42	2,584,450
		Series - 2016 3A (Class A2)
2,434,163	g	HERO Funding Trust		3.570	09/20/47	2,534,909
		Series - 2016 4A (Class A1)
2,351,769	g	HERO Funding Trust		3.710	09/20/47	2,444,667
		Series - 2017 1A (Class A1)
360,617	g	HERO Funding Trust		4.290	09/20/47	375,589
		Series - 2016 4A (Class A2)
3,997,868	g	HERO Funding Trust		3.190	09/20/48	4,178,787
		Series - 2017 3A (Class A1)
3,741,053	g	HERO Funding Trust		3.950	09/20/48	3,968,244
		Series - 2017 3A (Class A2)
1,556,607	g	HERO Funding Trust		4.070	09/20/48	1,605,615
		Series - 2017 2A (Class A2)
5,519,050	g	HERO Funding Trust		4.670	09/20/48	6,054,091
		Series - 2018 1A (Class A2)
4,002,551	g	HERO Funding Trust		2.720	09/20/57	4,051,113
		Series - 2020 1A (Class A)
41,996	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	42,426
		Series - 2003 1 (Class M1)
99,980	g,i	Invitation Homes Trust	LIBOR 1 M + 1.450%	1.556	06/17/37	100,062
		Series - 2018 SFR2 (Class D)
500,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.358	01/17/38	502,358
		Series - 2018 SFR4 (Class B)
361,002	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.429	03/25/37	357,521
		Series - 2007 CH3 (Class A1B)
1,904,250	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.269	06/25/37	1,873,255
		Series - 2007 CH5 (Class A1)
5,018,203	g	Loanpal Solar Loan Ltd		2.750	07/20/47	5,084,654
		Series - 2020 2GF (Class A)
2,687,438	g	Loanpal Solar Loan Ltd		2.290	01/20/48	2,687,543
		Series - 2021 1GS (Class A)
3,200,000	g	Loanpal Solar Loan Ltd		2.840	01/20/48	3,131,460
		Series - 2021 1GS (Class B)
7,650,000	g	Loanpal Solar Loan Ltd		2.220	03/20/48	7,639,623
		Series - 2021 2GS (Class A)
2,530,670	g	Mosaic Solar Loan Trust		2.100	04/20/46	2,554,892
		Series - 2020 1A (Class A)
3,215,195	g	Mosaic Solar Loan Trust		3.100	04/20/46	3,350,959
		Series - 2020 1A (Class B)
3,154,090	g	Mosaic Solar Loans LLC		3.820	06/22/43	3,391,041
		Series - 2017 2A (Class A)
290,000	g,i	MSCG Trust		3.462	06/07/35	225,963
		Series - 2015 ALDR (Class D)
474,034	g	MVW Owner Trust		2.420	12/20/34	484,374
		Series - 2017 1A (Class A)
4,000,000		PSNH Funding LLC		3.506	08/01/28	4,381,421
		Series - 2018 1 (Class A2)
228,695	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	228,770
		Series - 2005 KS8 (Class M4)
232

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,111,056	g	Renew		3.670%	09/20/52	$1,179,604
		Series - 2017 1A (Class A)
3,059,463	g	Renew		3.950	09/20/53	3,275,712
		Series - 2018 1 (Class A)
5,750,000	†,g	Renew		2.060	11/20/56	5,749,136
		Series - 2021 1 (Class A)
4,000,000		SCE Recovery Funding LLC		0.861	11/15/31	3,876,467
75,695	g	SolarCity LMC		4.800	11/20/38	79,501
		Series - 2013 1 (Class A)
2,997,220	g	SolarCity LMC		4.590	04/20/44	2,999,192
		Series - 2014 1 (Class A)
683,825	g	SolarCity LMC		4.020	07/20/44	692,904
		Series - 2014 2 (Class A)
2,524,862	g	SolarCity LMC		4.800	09/20/48	2,608,057
		Series - 2016 A (Class A)
271,580	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	1.615	04/25/35	272,327
		Series - 2005 7XS (Class 2A1A)
5,447,605	g	Sunrun Athena Issuer LLC		5.310	04/30/49	5,974,892
		Series - 2018 1 (Class A)
6,991,823	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	7,379,583
		Series - 2019 2 (Class A)
16,305,119	g	Sunrun Callisto Issuer LLC		3.980	06/30/54	17,391,834
		Series - 2019 1A (Class A)
10,000,000	g	Sunrun Vulcan Issuer LLC		2.460	01/30/52	9,893,170
		Series - 2021 1A (Class A)
10,278,951	g	TES LLC		4.330	10/20/47	10,684,361
		Series - 2017 1A (Class A)
3,500,000	g	TES LLC		7.740	10/20/47	3,444,919
		Series - 2017 1A (Class B)
4,331,397	g	TES LLC		4.120	02/20/48	4,467,844
		Series - 2017 2A (Class A)
5,814,642	g	Tesla Auto Lease Trust		3.710	08/20/21	5,827,341
		Series - 2018 B (Class A)
2,624,170	g	Tesla Auto Lease Trust		2.130	04/20/22	2,641,124
		Series - 2019 A (Class A2)
4,000,000	g	Tesla Auto Lease Trust		7.870	06/20/22	4,103,306
		Series - 2018 B (Class E)
3,988,000	g	Tesla Auto Lease Trust		2.160	10/20/22	4,058,900
		Series - 2019 A (Class A3)
4,125,000	g	Tesla Auto Lease Trust		2.200	11/21/22	4,223,734
		Series - 2019 A (Class A4)
1,650,000	g	Tesla Auto Lease Trust		5.480	05/22/23	1,742,088
		Series - 2019 A (Class E)
1,000,000	g	Tesla Auto Lease Trust		2.330	02/20/24	1,023,029
		Series - 2020 A (Class D)
6,650,000	g	Tesla Auto Lease Trust		0.660	03/20/25	6,643,596
		Series - 2021 A (Class A4)
10,250,000	g	Tesla Auto Lease Trust		1.340	03/20/25	10,229,336
		Series - 2021 A (Class D)
500,000	g	Tricon American Homes Trust		4.011	09/17/34	506,132
		Series - 2017 SFR1 (Class E)
233

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$596,570	g	Tricon American Homes Trust		2.928%	01/17/36	$610,674
		Series - 2017 SFR2 (Class A)
100,000	g	Tricon American Homes Trust		3.275	01/17/36	102,065
		Series - 2017 SFR2 (Class B)
5,519,353	g	Vivint Colar Financing V LLC		4.730	04/30/48	5,923,953
		Series - 2018 1A (Class A)
10,034,907	g	Vivint Colar Financing V LLC		7.370	04/30/48	10,683,597
		Series - 2018 1A (Class B)
4,876,619	g	Vivint Solar Financing VII LLC		2.210	07/31/51	4,799,304
		Series - 2020 1A (Class A)
1,451,250	g	Wendys Funding LLC		3.573	03/15/48	1,491,754
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				248,029,111

OTHER MORTGAGE BACKED - 5.4%
2,165,000	g,i	20 Times Square Trust		3.100	05/15/35	2,162,819
		Series - 2018 20TS (Class B)
188,030	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	190,488
		Series - 2014 3 (Class A13)
28,910	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	29,256
		Series - 2015 6 (Class A9)
4,075,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	2.356	04/15/34	4,076,216
		Series - 2021 ACEN (Class C)
152,580	i	Alternative Loan Trust	LIBOR 1 M + 0.750%	0.859	06/25/34	156,520
		Series - 2004 8CB (Class M1)
750,000		Banc of America Commercial Mortgage Trust		3.019	07/15/49	793,186
		Series - 2016 UB10 (Class ASB)
5,000,000	g	BANK		2.500	10/17/52	4,427,073
		Series - 2019 BN21 (Class D)
6,500,000	i	BANK		3.517	10/17/52	6,605,758
		Series - 2019 BN21 (Class C)
2,000,000		BANK		3.203	12/15/52	2,117,818
		Series - 2019 BN23 (Class AS)
8,000,000	i	BANK		3.461	11/15/62	8,125,198
		Series - 2019 BN22 (Class C)
4,500,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	3,836,112
		Series - 2018 CHRS (Class E)
5,750,000	g	BBCMS Trust		3.593	09/15/32	5,900,664
		Series - 2015 MSQ (Class A)
200,000	g	BBCMS Trust		4.197	08/10/35	223,140
		Series - 2015 SRCH (Class A2)
3,000,000	g,i	BBCMS Trust		3.688	02/15/53	3,092,922
		Series - 2020 C6 (Class F5TA)
1,000,000		Benchmark Mortgage Trust		3.419	08/15/52	1,066,543
		Series - 2019 B12 (Class AS)
5,500,000	g,i	Benchmark Mortgage Trust		3.899	03/15/62	5,734,444
		Series - 2019 B10 (Class 3CCA)
7,053,834	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.920%	1.026	10/15/36	7,058,260
		Series - 2019 XL (Class A)
4,702,556	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.250%	1.356	10/15/36	4,702,555
		Series - 2019 XL (Class C)
2,821,534	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.800%	1.906	10/15/36	2,819,839
		Series - 2019 XL (Class E)
2,000,000	i	CD Mortgage Trust		3.879	11/10/49	2,103,286
		Series - 2016 CD2 (Class B)
234

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$5,000,000	i	Citigroup Commercial Mortgage Trust		3.758%	04/10/48	$5,254,887
		Series - 2015 GC29 (Class B)
4,000,000		Citigroup Commercial Mortgage Trust		3.300	11/10/52	4,274,486
		Series - 2019 GC43 (Class AS)
5,000,000		Citigroup Commercial Mortgage Trust		3.018	08/10/56	5,222,361
		Series - 2019 GC41 (Class AS)
90,000	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	0.859	01/25/36	89,772
		Series - 2006 WFH1 (Class M4)
2,250,000	g,i	Cityline Commercial Mortgage Trust		2.778	11/10/31	2,337,686
		Series - 2016 CLNE (Class A)
2,815,000	g	COMM Mortgage Trust		4.353	08/10/30	3,002,856
		Series - 2013 300P (Class A1)
2,000,000		COMM Mortgage Trust		4.701	03/10/47	2,167,563
		Series - 2014 UBS2 (Class B)
2,000,000	i	COMM Mortgage Trust		4.703	08/10/47	2,191,069
		Series - 2014 CR19 (Class B)
1,000,000	g,i	COMM Mortgage Trust		4.709	08/10/47	960,913
		Series - 2014 CR19 (Class D)
589,490		COMM Mortgage Trust		3.040	02/10/48	616,227
		Series - 2015 LC19 (Class ASB)
3,500,000	g,i	COMM Mortgage Trust		4.106	03/10/48	3,495,917
		Series - 2015 CR22 (Class D)
2,000,000	i	COMM Mortgage Trust		4.293	05/10/48	2,030,215
		Series - 2015 CR23 (Class D)
360,000	i	COMM Mortgage Trust		3.463	08/10/48	323,990
		Series - 2015 CR24 (Class D)
2,250,000		COMM Mortgage Trust		3.263	08/15/57	2,371,587
		Series - 2019 GC44 (Class AM)
542,948	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.709	05/25/24	533,817
		Series - 2014 C02 (Class 1M2)
1,277,093	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.109	07/25/24	1,259,040
		Series - 2014 C03 (Class 1M2)
131,239	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	5.109	11/25/24	132,408
		Series - 2014 C04 (Class 2M2)
124,136	i	Connecticut Avenue Securities	LIBOR 1 M + 5.550%	5.659	04/25/28	130,944
		Series - 2015 C04 (Class 2M2)
205,966	i	Connecticut Avenue Securities	LIBOR 1 M + 5.700%	5.809	04/25/28	218,474
		Series - 2015 C04 (Class 1M2)
242,371	i	Connecticut Avenue Securities	LIBOR 1 M + 6.750%	6.859	08/25/28	256,338
		Series - 2016 C01 (Class 1M2)
687,929	i	Connecticut Avenue Securities	LIBOR 1 M + 6.950%	7.059	08/25/28	733,445
		Series - 2016 C01 (Class 2M2)
1,085,311	i	Connecticut Avenue Securities	LIBOR 1 M + 6.000%	6.109	09/25/28	1,143,244
		Series - 2016 C02 (Class 1M2)
994,001	i	Connecticut Avenue Securities	LIBOR 1 M + 5.900%	6.009	10/25/28	1,051,217
		Series - 2016 C03 (Class 2M2)
1,949,721	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.359	01/25/29	2,028,473
		Series - 2016 C04 (Class 1M2)
1,988,765	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	4.559	01/25/29	2,069,212
		Series - 2016 C05 (Class 2M2)
736,716	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.359	04/25/29	766,950
		Series - 2016 C06 (Class 1M2)
235

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$89,980	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.959%	09/25/29	$87,852
		Series - 2017 C02 (Class 2ED4)
267,622	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.309	01/25/30	267,791
		Series - 2017 C05 (Class 1M2A)
2,873,991	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.309	01/25/30	2,901,882
		Series - 2017 C05 (Class 1M2)
256,112	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.959	10/25/30	254,433
		Series - 2018 C03 (Class 1EA2)
596,541	i	Connecticut Avenue Securities	LIBOR 1 M + 2.550%	2.659	12/25/30	597,674
		Series - 2018 C04 (Class 2M2)
97,219	i	Countrywide Home Loan Mortgage Pass Through Trust		2.770	11/20/34	100,249
		Series - 2004 HYB6 (Class A2)
14,000,000	g	CPT Mortgage Trust		2.865	11/13/39	14,494,379
		Series - 2019 CPT (Class A)
2,000,000	g,i	CPT Mortgage Trust		2.997	11/13/39	1,916,142
		Series - 2019 CPT (Class E)
2,500,000	g,i	CPT Mortgage Trust		2.997	11/13/39	2,544,660
		Series - 2019 CPT (Class C)
5,000,000	g,i	Credit Suisse Commercial Mortgage Trust		3.728	11/10/32	5,323,411
		Series - 2017 CALI (Class B)
270,246	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 0.650%	0.759	05/25/36	270,497
		Series - 2006 CF2 (Class M3)
580,194	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	588,968
		Series - 2018 J1 (Class A11)
3,600,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	3,475,301
		Series - 2017 C8 (Class 85BB)
1,600,000	g,i	CSMC Series		3.388	10/25/59	1,621,138
		Series - 2019 NQM1 (Class M1)
3,372,485	g,i	CSMC Trust		3.500	02/25/48	3,423,481
		Series - 2018 J1 (Class A2)
290,000	g,i	DBUBS Mortgage Trust		5.615	07/10/44	286,342
		Series - 2011 LC2A (Class D)
300,000	g,i	Ellington Financial Mortgage Trust		3.587	06/25/59	300,737
		Series - 2019 1 (Class M1)
15,250,000		Federal National Mortgage Association (FNMA)		1.561	11/25/30	14,601,003
		Series - 2021 M1G (Class A2)
220,873	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.844	12/25/35	220,131
		Series - 2005 2 (Class M2)
1,460,601	g,i	FirstKey Mortgage Trust		3.500	11/25/44	1,486,766
		Series - 2014 1 (Class A8)
278,161	g,i	Flagstar Mortgage Trust		4.106	10/25/47	288,394
		Series - 2017 2 (Class B3)
77,686	g,i	Flagstar Mortgage Trust		4.000	09/25/48	78,526
		Series - 2018 5 (Class A11)
4,205,923		Freddie Mac Multifamily Structured Pass Through Certificates		1.555	01/25/36	3,950,734
		Series - 2020 Q014 (Class A1)
10,201,749	i	Freddie Mac Multifamily Structured Pass Through Certificates		2.803	10/25/55	2,120,158
		Series - 2020 Q014 (Class X)
6,143,620		Freddie Mac Multifamily Variable Rate Certificate		1.761	09/15/38	6,084,703
		Series - 2020 M061 (Class A)
236

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,140,824	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.726%	02/25/48	$1,140,182
		Series - 2018 SPI1 (Class M2)
1,238,739	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.809	05/25/48	1,237,248
		Series - 2018 SPI2 (Class M2)
550,198	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		4.489	11/25/48	549,938
		Series - 2018 SPI4 (Class M2B)
2,500,000	g,i	GCT Commercial Mortgage Trust	LIBOR 1 M + 1.250%	1.356	02/15/38	2,501,407
		Series - 2021 GCT (Class B)
1,500,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	1.196	10/15/31	1,498,642
		Series - 2018 HART (Class A)
93,000	i	GS Mortgage Securities Trust		3.811	11/10/49	87,666
		Series - 2016 GS4 (Class C)
156,451	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	157,569
		Series - 2019 PJ2 (Class A1)
409,344	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	411,615
		Series - 2019 PJ2 (Class A4)
1,794,016	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	1,811,189
		Series - 2020 PJ2 (Class A4)
355,614	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.730	08/19/45	355,959
		Series - 2005 11 (Class 2A1A)
3,500,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	3,675,492
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,618,986
		Series - 2016 10HY (Class B)
5,750,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	5,950,077
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,499,768
		Series - 2016 10HY (Class E)
14,000,000	g,i	Hudson Yards Mortgage Trust		3.443	07/10/39	14,304,532
		Series - 2019 30HY (Class D)
1,500,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	1,471,458
		Series - 2019 55HY (Class D)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	4,766,611
		Series - 2019 55HY (Class E)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	2,325,093
		Series - 2019 55HY (Class F)
16,583	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.769	03/25/35	16,941
		Series - 2004 11 (Class 2A1)
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		4.078	01/15/46	1,634,648
		Series - 2013 C13 (Class D)
438,727	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.124	12/25/44	448,616
		Series - 2015 1 (Class B1)
33,134	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	33,559
		Series - 2015 3 (Class A19)
472,303	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	477,294
		Series - 2015 6 (Class A13)
63,599	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	64,466
		Series - 2016 1 (Class A13)
36,157	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	36,209
		Series - 2017 1 (Class A3)
237

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$192,162	g,i	JP Morgan Mortgage Trust		3.500%	05/25/47	$192,562
		Series - 2017 2 (Class A5)
140,933	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	143,010
		Series - 2017 2 (Class A13)
447,706	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	446,597
		Series - 2018 3 (Class A13)
141,615	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	143,616
		Series - 2018 4 (Class A13)
591,584	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	600,404
		Series - 2018 5 (Class A13)
563,697	g,i	JP Morgan Mortgage Trust		3.115	10/26/48	576,854
		Series - 2017 5 (Class A2)
87,895	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	89,869
		Series - 2018 8 (Class A13)
243,285	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	247,483
		Series - 2018 9 (Class A13)
283,485	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	288,382
		Series - 2019 1 (Class A3)
334,800	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	340,236
		Series - 2019 1 (Class A15)
651,661	g,i	JP Morgan Mortgage Trust		4.757	09/25/49	688,814
		Series - 2019 3 (Class B1)
1,462,184	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.059	10/25/49	1,472,540
		Series - 2019 INV1 (Class A11)
888,682	g,i	JP Morgan Mortgage Trust		3.889	06/25/50	929,326
		Series - 2020 1 (Class B2)
2,400,000	i	JPMBB Commercial Mortgage Securities Trust		4.472	09/15/47	2,477,156
		Series - 2014 C23 (Class C)
97,222		JPMDB Commercial Mortgage Securities Trust		1.537	12/15/49	97,389
		Series - 2016 C4 (Class A1)
885,489	g	Ladder Capital Commercial Mortgage Securities		3.575	02/15/36	947,756
		Series - 2013 GCP (Class A1)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	10,853,396
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		2.976	08/15/34	4,164,325
		Series - 2017 330M (Class A)
2,350,000	g,i	Manhattan West		2.335	09/10/39	2,291,166
		Series - 2020 1MW (Class D)
588,711		Morgan Stanley Bank of America Merrill Lynch Trust		3.069	02/15/48	614,251
		Series - 2015 C20 (Class ASB)
276,662	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	0.934	08/25/34	274,080
		Series - 2004 HE6 (Class M1)
425,000	g,i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.700%	0.806	11/15/34	425,134
		Series - 2017 CLS (Class A)
168,837	†,i	Morgan Stanley Capital I Trust		6.099	12/12/49	95,224
		Series - 2007 IQ16 (Class AJFX)
1,500,000	g,i	MSDB Trust		3.316	07/11/39	1,578,283
		Series - 2017 712F (Class A)
3,450,000	g,i	Natixis Commercial Mortgage Securities Trust		3.790	11/15/32	3,566,985
		Series - 2018 285M (Class A)
10,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	0.890	07/15/33	10,433,802
		Series - 2018 850T (Class A)
238

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$9,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	4.356%	07/15/36	$8,859,208
		Series - 2019 MILE (Class F)
109,806	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.589	02/25/36	109,991
		Series - 2005 3 (Class A1)
476,342	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.759	06/25/57	477,294
		Series - 2018 1 (Class A2)
384,795	g,i	OBX Trust	LIBOR 1 M + 0.750%	0.859	07/25/58	384,889
		Series - 2018 EXP2 (Class 2A1A)
14,500,000	g	One Bryant Park Trust		2.516	09/15/54	14,636,241
		Series - 2019 OBP (Class A)
2,750,000	g	One Market Plaza Trust		3.614	02/10/32	2,812,231
		Series - 2017 1MKT (Class A)
8,216	g	Prima Capital CRE Securitization Ltd		2.550	08/24/49	8,216
		Series - 2015 4A (Class MR-A)
387,132	g,i	Sequoia Mortgage Trust		3.500	05/25/45	393,918
		Series - 2015 2 (Class A1)
109,176	g,i	Sequoia Mortgage Trust		3.500	06/25/46	110,678
		Series - 2016 1 (Class A19)
101,064	g,i	Sequoia Mortgage Trust		3.500	11/25/46	101,740
		Series - 2016 3 (Class A10)
281,295	g,i	Sequoia Mortgage Trust		3.500	02/25/47	282,267
		Series - 2017 1 (Class A4)
252,389	g,i	Sequoia Mortgage Trust		3.500	04/25/47	253,043
		Series - 2017 3 (Class A4)
344,407	g,i	Sequoia Mortgage Trust		3.500	04/25/47	349,049
		Series - 2017 3 (Class A19)
50,614	g,i	Sequoia Mortgage Trust		3.500	09/25/47	51,444
		Series - 2017 6 (Class A19)
228,301	g,i	Sequoia Mortgage Trust		3.749	09/25/47	241,851
		Series - 2017 6 (Class B1)
246,144	g,i	Sequoia Mortgage Trust		3.500	02/25/48	250,856
		Series - 2018 2 (Class A1)
81,505	g,i	Sequoia Mortgage Trust		3.500	02/25/48	82,752
		Series - 2018 2 (Class A19)
47,308	g,i	Sequoia Mortgage Trust		3.500	03/25/48	48,209
		Series - 2018 3 (Class A1)
12,180	g,i	Sequoia Mortgage Trust		3.500	03/25/48	12,180
		Series - 2018 3 (Class A4)
100,724	g,i	Sequoia Mortgage Trust		4.000	09/25/48	102,279
		Series - 2018 7 (Class A19)
55,832	g,i	Sequoia Mortgage Trust		4.000	11/25/48	56,436
		Series - 2018 8 (Class A19)
913,810	g,i	Sequoia Mortgage Trust		4.000	06/25/49	930,603
		Series - 2019 2 (Class A1)
123,288	g,i	Sequoia Mortgage Trust		4.000	06/25/49	124,876
		Series - 2019 2 (Class A19)
852,787	g,i	Sequoia Mortgage Trust		3.500	11/25/49	862,624
		Series - 2019 4 (Class A1)
843,509	g,i	Sequoia Mortgage Trust		3.500	12/25/49	851,619
		Series - 2019 5 (Class A1)
473,643	g,i	Sequoia Mortgage Trust		3.500	12/25/49	478,197
		Series - 2019 5 (Class A19)
2,071,669	g,i	Sequoia Mortgage Trust		3.500	03/25/50	2,115,158
		Series - 2020 2 (Class A1)
239

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,970,147	g,i	Sequoia Mortgage Trust		3.000%	04/25/50	$2,014,859
		Series - 2020 3 (Class A19)
1,258,945	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	1,279,594
		Series - 2017 2 (Class A1)
9,478	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 4.150%	4.259	01/25/25	9,478
		Series - 2015 DN1 (Class M3)
1,104,261	i	STACR	LIBOR 1 M + 4.650%	4.759	10/25/28	1,155,479
		Series - 2016 DNA2 (Class M3)
215,617	i	STACR	LIBOR 1 M + 1.350%	1.459	03/25/29	215,964
		Series - 2016 HQA3 (Class M2)
319,809	i	STACR	LIBOR 1 M + 3.250%	3.359	07/25/29	328,632
		Series - 2017 DNA1 (Class M2)
18,853	i	STACR	LIBOR 1 M + 1.200%	1.309	10/25/29	18,876
		Series - 2017 DNA2 (Class M1)
3,500,000	i	STACR	LIBOR 1 M + 2.500%	2.609	03/25/30	3,566,441
		Series - 2017 DNA3 (Class M2)
309,174	g,i	STACR		4.023	09/25/47	308,817
		Series - 2017 SPI1 (Class M2)
291,074	g,i	STACR		4.148	08/25/48	290,378
		Series - 2018 SPI3 (Class M2)
544,954	g,i	STACR		4.489	11/25/48	544,276
		Series - 2018 SPI4 (Class M2)
2,342,000	g,i	STACR	LIBOR 1 M + 3.100%	3.209	03/25/50	2,368,302
		Series - 2020 HQA2 (Class M2)
325,000	g	Tricon American Homes		2.049	07/17/38	323,038
		Series - 2020 SFR1 (Class B)
1,205,024	g	VERUS A3 (Step Bond)		1.733	05/25/65	1,205,436
		Series - 2020 5 (Class A3)
1,700,000	g,i	Verus Securitization Trust		3.781	05/25/59	1,681,005
		Series - 2019 2 (Class M1)
1,700,000	g,i	Verus Securitization Trust		3.139	07/25/59	1,702,155
		Series - 2019 3 (Class M1)
2,925,000	g,i	VNDO Trust		3.337	11/15/30	3,017,386
		Series - 2012 6AVE (Class C)
2,711,000	g	VNDO Trust		3.805	01/10/35	2,874,314
		Series - 2016 350P (Class A)
3,000,000	g,i	VNDO Trust		3.903	01/10/35	3,159,914
		Series - 2016 350P (Class B)
750,000		Wells Fargo Commercial Mortgage Trust		2.514	08/15/49	783,680
		Series - 2016 BNK1 (Class ASB)
749,984		Wells Fargo Commercial Mortgage Trust		3.185	03/15/59	790,240
		Series - 2016 C33 (Class ASB)
161,050	g,i	Wells Fargo Mortgage Backed Securities Trust		4.000	04/25/49	163,061
		Series - 2019 2 (Class A17)
750,000		WFRBS Commercial Mortgage Trust		3.311	03/15/45	777,665
		Series - 2013 C11 (Class AS)
650,000	i	WFRBS Commercial Mortgage Trust		4.862	12/15/46	662,104
		Series - 2013 C18 (Class C)
260,324	g,i	WinWater Mortgage Loan Trust		3.854	06/20/44	263,857
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED				335,717,145
240

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	VALUE

		TOTAL STRUCTURED ASSETS	$583,746,256
		(Cost $576,366,099)

		TOTAL BONDS	6,056,676,738
		(Cost $6,007,691,883)

SHARES		COMPANY

PREFERRED STOCKS - 1.0%

BANKS - 0.2%
490,000	*,e	First Republic Bank	12,651,800
		TOTAL BANKS	12,651,800

INSURANCE - 0.1%
155,000		Assurant, Inc	3,986,600
		TOTAL INSURANCE	3,986,600

REAL ESTATE - 0.4%
400,000		Brookfield Property Partners LP	10,284,000
695,000		Brookfield Property Partners LP	17,256,850
		TOTAL REAL ESTATE	27,540,850

UTILITIES - 0.3%
490,000		Brookfield Infrastructure Partners LP	12,534,200
308,000		Brookfield Renewable Partners LP	8,029,560
		TOTAL UTILITIES	20,563,760

		TOTAL PREFERRED STOCKS	64,743,010
		(Cost $63,450,000)
241

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 15.5%

GOVERNMENT AGENCY DEBT - 10.2%
$10,000,000	Federal Farm Credit Bank (FFCB)	0.030%	04/16/21	$10,000,000
10,156,000	FFCB	0.090	05/17/21	10,155,870
25,664,000	FFCB	0.070	12/01/21	25,655,303
11,750,000	Federal Home Loan Bank (FHLB)	0.005	04/07/21	11,750,000
24,000,000	FHLB	0.035	04/09/21	24,000,000
25,000,000	FHLB	0.085	04/13/21	25,000,000
36,911,000	FHLB	0.039	04/14/21	36,911,000
73,431,000	FHLB	0.080	04/16/21	73,431,000
25,000,000	FHLB	0.005	04/19/21	25,000,000
25,300,000	FHLB	0.035	04/21/21	25,300,000
20,220,000	FHLB	0.085	04/28/21	20,220,000
15,150,000	FHLB	0.020	05/03/21	15,149,865
8,780,000	FHLB	0.005	05/05/21	8,779,917
10,000,000	FHLB	0.025	05/07/21	9,999,900
45,743,000	FHLB	0.100	05/12/21	45,742,479
28,750,000	FHLB	0.010	05/14/21	28,749,657
38,318,000	FHLB	0.019	05/19/21	38,317,489
42,650,000	FHLB	0.090	05/21/21	42,649,408
19,220,000	FHLB	0.035	05/28/21	19,219,696
17,000,000	FHLB	0.080	06/09/21	16,999,348
17,306,000	FHLB	0.025	06/11/21	17,305,317
12,744,000	FHLB	0.100	06/16/21	12,743,462
13,976,000	FHLB	0.023	06/23/21	13,975,356
10,208,000	FHLB	0.075	07/07/21	10,207,175
45,005,000	FHLB	0.054	08/13/21	44,999,974
16,100,000	FHLB	0.058	08/18/21	16,098,135
9,000,000	FHLB	0.025	09/15/21	8,998,330
	TOTAL GOVERNMENT AGENCY DEBT			637,358,681

TREASURY DEBT - 4.5%
30,000,000	United States Cash Management Bill	0.087	06/15/21	29,999,687
35,000,000	United States Treasury Bill	0.010	04/06/21	34,999,964
39,030,000	United States Treasury Bill	0.032	04/08/21	39,029,962
10,000,000	United States Treasury Bill	0.021	04/13/21	9,999,983
25,000,000	United States Treasury Bill	0.082	04/20/21	24,999,769
38,975,000	United States Treasury Bill	0.098	04/29/21	38,974,697
13,475,000	United States Treasury Bill	0.085	05/20/21	13,474,725
75,850,000	United States Treasury Bill	0.042	05/27/21	75,848,526
5,000,000	United States Treasury Bill	0.032	06/01/21	4,999,873
10,000,000	United States Treasury Bill	0.033	06/17/21	9,999,679
	TOTAL TREASURY DEBT			282,326,865
242

TIAA-CREF FUNDS - Core Impact Bond Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
47,966,951	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030%	$47,966,951
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		47,966,951

		TOTAL SHORT-TERM INVESTMENTS		967,652,497
		(Cost $967,614,289)
		TOTAL INVESTMENTS - 113.3%		7,096,780,815
		(Cost $7,046,424,368)
		OTHER ASSETS & LIABILITIES, NET - (13.3)%		(831,171,229)
		NET ASSETS - 100.0%		$6,265,609,586

Abbreviation(s):
CLP	Chilean Peso
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
SOFR	Secure Overnight Financing Rate

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $46,876,535.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2021, the aggregate value of these securities is $1,521,650,146 or 24.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q	In default

Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$9,566,828	EUR	7,850,981	AUSTRALIA AND NEW ZEALAND BANKING GROUP LIMITED	04/22/21	$355,782
	$3,003,773	EUR	2,471,223	BANK OF AMERICA, N.A.	05/28/21	102,144
	$13,030,451	CLP	9,350,000,000	CITIBANK N.A.	05/19/21	48,108
Total						$506,034

Abbreviation(s):
CLP	Chilean Peso
EUR	Euro
243

TIAA-CREF FUNDS - Core Plus Bond Fund

TIAA-CREF FUNDS

CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 3.2%

AUTOMOBILES & COMPONENTS - 0.1%
$1,698,702	i	Clarios Global LP	LIBOR 1 M + 3.250%	3.359%	04/30/26	$1,679,592
984,796	i	Gates Global LLC	LIBOR 1 M + 2.750%	3.500	03/31/27	981,517
100,000	i	Truck Hero, Inc	LIBOR 1 M + 3.750%	4.500	01/31/28	99,681
		TOTAL AUTOMOBILES & COMPONENTS				2,760,790

BANKS - 0.0%
1,492,327	i	IG Investments Holdings LLC	LIBOR 3 M + 4.000%	5.000	05/21/25	1,490,462
		TOTAL BANKS				1,490,462

CAPITAL GOODS - 0.1%
2,497,449	h,i	Blount International, Inc	LIBOR 1 M + 3.750%	4.750	04/12/23	2,500,571
267,369	i	Penn Engineering & Manufacturing Corp	LIBOR 1 M + 2.750%	3.750	06/27/24	266,700
615,310	i	Proampac PG Borrower LLC	LIBOR 1 and 3 M + 4.000%	5.000	11/03/25	614,443
320,025	i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.000	01/29/25	313,935
1,465,748	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.359	12/09/25	1,433,985
		TOTAL CAPITAL GOODS				5,129,634

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,147,813	i	Allied Universal Holdco LLC	LIBOR 1 M + 4.250%	4.359	07/10/26	2,140,295
992,500	i	Amentum Government Services Holdings LLC	LIBOR 1 M + 3.500%	3.609	01/29/27	981,751
1,017,052	i	CHI Doors Holdings Corp	LIBOR 1 M + 3.500%	4.500	07/31/25	1,017,052
1,925,000	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	1.859	06/28/24	1,925,000
971,384	i	Filtration Group Corp	LIBOR 1 M + 3.000%	3.109	03/28/25	956,571
1,012,575	i	GFL Environmental, Inc	LIBOR 1 M + 3.000%	3.500	05/30/25	1,012,575
387,500	i	Intermediate Dutch Holdings	LIBOR 3 M + 4.000%	4.500	02/05/28	385,756
2,500,000	i	Maxar Technologies Ltd	LIBOR 1 M + 2.750%	2.870	10/05/24	2,467,975
1,022,438	i	PAE Holding Corp	LIBOR 3 M + 4.500%	5.250	10/14/27	1,021,589
1,462,500	h,i	Peraton Corp	LIBOR 1 M + 3.750%	4.500	02/01/28	1,461,286
2,264,119	i	Prime Security Services Borrower LLC	LIBOR 1 and 3 M + 2.750%	3.500	09/23/26	2,253,500
1,925,000	h,i	Spin Holdco, Inc	LIBOR 3 M + 4.000%	4.750	03/01/28	1,907,117
2,267,161	i	Trans Union LLC	LIBOR 1 M + 1.750%	1.859	11/16/26	2,250,157
1,106,832	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	4.250	05/16/22	1,101,298
193,839	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	4.250	05/16/22	192,870
2,426,570	i	West Corp	LIBOR 3 M + 4.000%	5.000	10/10/24	2,346,348
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				23,421,140

CONSUMER DURABLES & APPAREL - 0.0%
1,496,250	i	Great Outdoors Group LLC	LIBOR 3 M + 4.250%	5.000	03/06/28	1,496,998
1,000,000	h,i	Hayward Industries, Inc	LIBOR 1 M + 3.500%	3.615	08/04/24	998,130
		TOTAL CONSUMER DURABLES & APPAREL				2,495,128

244

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

CONSUMER SERVICES - 0.3%
$600,000	i	AlixPartners LLP	LIBOR 1 M + 2.750%	3.250%	02/04/28	$597,414
358,200	i	Caesars Resort Collection LLC	LIBOR 1 M + 4.500%	4.609	07/21/25	358,648
1,994,357	i	Golden Nugget LLC	LIBOR 2 M + 2.500%	3.250	10/04/23	1,960,952
2,795,500	h,i	IRB Holding Corp	LIBOR 3 M + 3.250%	4.250	12/15/27	2,782,389
1,553,842	i	KFC Holding Co	LIBOR 1 M + 1.750%	1.856	03/09/28	1,552,553
1,719,980	i	KUEHG Corp	LIBOR 3 M + 3.750%	4.750	02/21/25	1,679,371
1,995,000	i	Life Time, Inc	LIBOR 3 M + 4.750%	5.750	12/15/24	1,990,012
2,225,422	i	Scientific Games International, Inc	LIBOR 1 M + 2.750%	2.859	08/14/24	2,180,758
1,496,250	i	Sophia LP	LIBOR 3 M + 3.750%	4.500	10/07/27	1,494,380
1,467,724	i	Sterling Midco Holdings, Inc	LIBOR 3 M + 3.500%	4.500	06/19/24	1,446,706
		TOTAL CONSUMER SERVICES				16,043,183

DIVERSIFIED FINANCIALS - 0.0%
372,466	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.359	03/24/25	366,257
374,063	i	Reynolds Group Holdings, Inc	LIBOR 1 M + 3.250%	3.359	02/05/26	369,573
		TOTAL DIVERSIFIED FINANCIALS				735,830

ENERGY - 0.0%
818,125	i	ChampionX Holding, Inc	LIBOR 3 M + 5.000%	6.000	06/03/27	832,442
643,500	i	Delek US Holdings, Inc	LIBOR 1 M + 5.500%	6.500	04/01/25	646,447
		TOTAL ENERGY				1,478,889

FOOD, BEVERAGE & TOBACCO - 0.1%
1,194,000	i	Chobani LLC	LIBOR 1 M + 3.500%	4.500	10/20/27	1,192,209
595,500	i	Froneri US, Inc	LIBOR 1 M + 2.250%	2.359	01/29/27	586,895
1,991,696	h,i	Hearthside Food Solutions LLC	LIBOR 1 M + 3.688%	3.796	05/23/25	1,970,544
2,000,000	h,i	Shearer’s Foods LLC	LIBOR 3 M + 4.000%	4.250	09/23/27	1,994,680
667,000	h,i	Triton Water Holdings, Inc	LIBOR 3 M + 3.500%	4.000	03/31/28	663,872
		TOTAL FOOD, BEVERAGE & TOBACCO				6,408,200

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
1,500,000	i	ADMI Corp	LIBOR 1 M + 3.250%	3.750	12/23/27	1,485,420
1,862,423	i	Change Healthcare Holdings LLC	LIBOR 1 and 3 M + 2.500%	3.500	03/01/24	1,859,462
446,625	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.000	01/08/27	446,486
984,576	i	ExamWorks Group Inc	LIBOR 3 M + 3.250%	4.250	07/27/23	983,346
1,297,357	i	Gentiva Health Services, Inc	LIBOR 1 M + 2.750%	2.875	07/02/25	1,288,172
1,321,688	i	Global Medical Response, Inc	LIBOR 3 M + 4.750%	5.750	10/02/25	1,316,401
488,543	i	Greatbatch Ltd	LIBOR 1 M + 2.500%	3.500	10/27/22	488,543
1,925,000	i	Onex TSG Intermediate Corp	LIBOR 3 M + 4.750%	5.500	02/28/28	1,902,651
2,597,237	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.850	11/16/25	2,589,809
2,000,000	i	Select Medical Corp	LIBOR 1 M + 2.250%	2.360	03/06/25	1,986,060
2,988,392	i	Surgery Center Holdings, Inc	LIBOR 1 M + 3.250%	4.250	09/03/24	2,956,177
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				17,302,527

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
725,000	i	Energizer Holdings, Inc	LIBOR 1 M + 2.250%	2.750	12/16/27	721,071
997,500	i	Kronos Acquisition Holdings, Inc	LIBOR 3 M + 3.750%	4.250	12/22/26	982,178
1,446,375	i	Weber-Stephen Products LLC	LIBOR 1 M + 3.250%	4.000	10/29/27	1,444,567
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				3,147,816

INSURANCE - 0.1%
216,649	i	Acrisure LLC	LIBOR 3 M + 3.500%	3.703	02/15/27	213,762
245

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$124,183	i	Alliant Holdings Intermediate LLC	LIBOR 1 M + 3.750%	4.250%	11/05/27	$123,805
221,694	i	Asurion LLC	LIBOR 1 M + 3.000%	3.109	11/03/23	220,956
1,554,591	i	Asurion LLC	LIBOR 1 M + 3.250%	3.359	12/23/26	1,543,771
425,000	i	Asurion LLC	LIBOR 1 M + 5.250%	5.359	01/31/28	432,438
987,525	i	HUB International Ltd	LIBOR 3 M + 3.250%	4.000	04/25/25	986,123
1,974,425	i	USI, Inc	LIBOR 3 M + 3.000%	3.203	05/16/24	1,950,810
		TOTAL INSURANCE				5,471,665

MATERIALS - 0.2%
737,639	i	Berry Global, Inc	LIBOR 1 M + 1.750%	1.898	07/01/26	731,067
672,277	i	Flex Acquisition Co, Inc	LIBOR 1 M + 3.500%	4.000	03/02/28	663,141
147,374	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	2.111	10/21/24	146,674
775,000	h,i	Kloeckner Pentaplast of America, Inc	LIBOR 3 M + 4.750%	5.250	02/09/26	772,094
188,922	i	MA FinanceCo LLC	LIBOR 1 M + 2.750%	2.859	06/21/24	186,876
1,142,142	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.703	03/01/26	1,132,011
380,318	i	Plastipak Holdings, Inc	LIBOR 1 M + 2.500%	2.610	10/15/24	378,622
309,094	i	PQ Corp	LIBOR 3 M + 3.000%	4.000	02/08/27	308,964
2,195,927	h,i	Quikrete Holdings, Inc	LIBOR 1 M + 2.500%	2.609	02/01/27	2,178,667
2,970,590	h,i	Solenis International LP	LIBOR 3 M + 4.000%	4.190	06/26/25	2,958,380
543,876	h,i	Tamko Building Products, Inc	LIBOR 1 M + 3.000%	3.115	05/29/26	540,820
487,625	i	Tronox Finance LLC	LIBOR 3 M + 2.500%	2.607	03/02/28	484,680
1,456,162	i	Zekelman Industries, Inc	LIBOR 1 M + 2.000%	2.110	01/25/27	1,436,139
		TOTAL MATERIALS				11,918,135

MEDIA & ENTERTAINMENT - 0.5%
1,150,000	i	Ahead DB Holdings LLC	LIBOR 3 M + 5.000%	6.000	10/13/27	1,151,438
2,000,000	i	Altice Financing S.A.	LIBOR 3 M + 2.750%	2.953	02/02/26	1,958,120
997,500	i	Arches Buyer, Inc	LIBOR 1 M + 3.250%	3.750	12/06/27	989,520
1,221,938	i	Arterra Wines Canada, Inc	LIBOR 3 M + 3.500%	4.250	11/19/27	1,221,424
1,293,500	i	Asplundh Tree Expert LLC	LIBOR 1 M + 1.750%	1.859	09/02/27	1,289,257
298,500	i	Banijay Group US Holding, Inc	LIBOR 1 M + 3.750%	3.854	03/04/25	295,017
199,500	i	Cablevision Lightpath LLC	LIBOR 1 M + 3.250%	3.750	11/30/27	199,001
905,677	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3 M + 6.000%	7.000	11/24/25	903,694
804,279	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3 M + 1.000%	2.000	11/24/27	747,980
267,000	h,i	City Brewing Co LLC	LIBOR 3 M + 3.500%	4.250	03/31/28	265,665
725,000	i	CNT Holdings I Corp	LIBOR 3 M + 3.750%	4.500	11/08/27	722,963
1,500,147	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	2.356	07/17/25	1,477,959
985,000	i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.360	08/24/26	672,263
2,500,000	i	INEOS US Petrochem LLC	LIBOR 3 M + 2.750%	3.250	01/29/26	2,490,625
800,000	i	Journey Personal Care Corp	LIBOR 3 M + 4.250%	5.000	03/01/28	800,336
450,000	i	Match Group, Inc	LIBOR 3 M + 1.750%	1.948	02/07/27	444,375
1,075,987	i	Nielsen Finance LLC	LIBOR 1 M + 3.750%	4.750	06/06/25	1,077,838
78,125	i	OneDigital Borrower LLC	LIBOR 3 M + 4.500%	5.250	10/29/27	78,060
421,875	i	OneDigital Borrower LLC	LIBOR 3 M + 4.500%	5.250	10/29/27	421,525
425,000	i	Park River Holdings, Inc	LIBOR 3 M + 3.250%	4.000	12/28/27	422,080
149,625	i	Pluto Acquisition I, Inc	LIBOR 1 M + 5.000%	5.500	06/22/26	149,625
493,750	i	Pregis TopCo Corp	LIBOR 1 M + 3.750%	3.859	07/31/26	489,326
189,000	h,i	Pregis TopCo LLC	LIBOR 1 M + 4.250%	5.000	07/31/26	189,000
189,000	i	Pregis TopCo LLC	LIBOR 1 M + 4.250%	5.000	07/31/26	189,000
1,825,000	i	Rackspace Technology Global, Inc	LIBOR 3 M + 2.750%	3.500	02/03/28	1,807,316
399,000	i	Radiate Holdco LLC	LIBOR 1 M + 3.500%	4.250	09/25/26	398,593
2,460,817	i	Ryan Specialty Group LLC	LIBOR 1 M + 3.000%	4.000	09/01/27	2,456,707
275,000	i	SkyMiles IP Ltd	LIBOR 3 M + 3.750%	4.750	10/20/27	288,475
591,871	i	TricorBraun Holdings, Inc	LIBOR 3 M + 3.250%	3.750	03/03/28	585,703
246

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$133,129	i	TricorBraun Holdings, Inc	LIBOR 3 M + 3.250%	3.750%	03/03/28	$131,742
1,870,944	i	Univision Communications, Inc	LIBOR 1 M + 3.750%	4.750	03/15/26	1,867,764
374,063	i	US Radiology Specialists, Inc	LIBOR 3 M + 5.500%	6.250	12/10/27	374,414
845,755	i	Vertical US Newco, Inc	LIBOR 6 M + 4.250%	4.567	07/30/27	847,024
1,450,000	i	Woof Holdings, Inc	LIBOR 3 M + 3.750%	4.500	12/21/27	1,442,750
525,000	i	Zaxby’s Operating Co LP	LIBOR 1 M + 3.750%	4.500	12/09/27	524,081
		TOTAL MEDIA & ENTERTAINMENT				29,370,660

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
520,765	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	3.609	09/26/24	516,292
623,438	i	Avantor, Inc	LIBOR 1 M + 2.250%	3.250	10/29/27	623,126
2,647,427	h,i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.109	06/02/25	2,637,393
1,443,025	i	Endo International PLC	LIBOR 3 M + 4.250%	5.000	04/29/24	1,426,791
867,844	h,i	Endo Luxembourg Finance Co I Sarl	LIBOR 1 M + 5.000%	5.750	03/10/28	858,081
1,456,005	i	PAREXEL International Corp	LIBOR 1 M + 2.750%	2.865	09/27/24	1,438,038
1,934,353	i	PPD, Inc	LIBOR 1 M + 2.250%	2.750	01/13/28	1,922,960
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				9,422,681

REAL ESTATE - 0.0%
1,246,147	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.865	08/21/25	1,219,405
		TOTAL REAL ESTATE				1,219,405

RETAILING - 0.1%
1,792,735	i	Hillman Group, Inc	LIBOR 1 M + 4.000%	4.147	05/31/25	1,789,652
448,875	i	LS GROUP OPCO ACQUISITIO	LIBOR 3 M + 3.500%	4.250	11/02/27	448,502
373,935	i	Men’s Wearhouse LLC	LIBOR 1 M + 8.000%	9.000	12/01/25	284,191
500,000	i	PetSmart, Inc	LIBOR 3 M + 3.750%	4.500	02/11/28	498,850
1,600,000	i	Resideo Funding, Inc	LIBOR 3 M + 2.250%	2.750	02/09/28	1,594,000
806,830	i	Sally Holdings LLC	LIBOR 1 M + 2.250%	2.360	07/05/24	803,804
1,940,438	i	Staples, Inc	LIBOR 3 M + 5.000%	5.205	04/16/26	1,890,316
		TOTAL RETAILING				7,309,315

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
671,780	i	MKS Instruments, Inc	LIBOR 1 M + 1.750%	1.859	02/02/26	670,940
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				670,940

SOFTWARE & SERVICES - 0.2%
500,000	i	Avaya Holdings Corp	LIBOR 1 M + 4.250%	4.356	12/15/27	499,920
994,987	i	BY Crown Parent LLC	LIBOR 1 M + 3.000%	4.000	01/31/26	994,052
1,805,919	i	Camelot Finance S.A.	LIBOR 1 M + 3.000%	3.109	10/30/26	1,790,677
1,492,347	i	Hyland Software, Inc	LIBOR 1 M + 3.500%	4.250	07/01/24	1,490,019
1,994,962	i	Informatica LLC	LIBOR 1 M + 3.250%	3.371	02/14/27	1,978,005
1,237,775	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	3.359	11/29/24	1,216,807
119,100	i	Presidio Holdings, Inc	LIBOR 3 M + 3.500%	3.720	01/22/27	118,653
475,000	h,i	RealPage, Inc	LIBOR 3 M + 3.250%	3.750	02/18/28	472,558
124,376	i	UKG, Inc	LIBOR 3 M + 3.250%	4.000	05/04/26	124,376
		TOTAL SOFTWARE & SERVICES				8,685,067

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,326,738	i	Dell International LLC	LIBOR 1 M + 1.750%	2.000	09/19/25	1,324,960
225,722	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.000	07/05/23	225,440
2,262,808	i	Western Digital Corp	LIBOR 1 M + 1.750%	1.865	04/29/23	2,259,052
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,809,452
247

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 0.1%
$997,468	i	CommScope, Inc	LIBOR 1 M + 3.250%	3.359%	04/06/26	$990,037
3,000,000	i	SFR Group S.A.	LIBOR 1 M + 3.688%	3.800	01/31/26	2,969,370
623,553	i	Zayo Group Holdings, Inc	LIBOR 1 M + 3.000%	3.115	03/09/27	618,084
		TOTAL TELECOMMUNICATION SERVICES				4,577,491

TRANSPORTATION - 0.1%
750,000	h,i	American Airlines, Inc	LIBOR 3 M + 4.750%	5.500	03/24/28	767,580
1,980,000	i	Genesee & Wyoming, Inc	LIBOR 3 M + 2.000%	2.203	12/30/26	1,971,961
475,000	i	Mileage Plus Holdings LLC	LIBOR 3 M + 5.250%	6.250	06/18/27	504,170
1,196,736	i	XPO Logistics, Inc	LIBOR 1 M + 1.750%	1.865	02/24/25	1,188,299
		TOTAL TRANSPORTATION				4,432,010

UTILITIES - 0.2%
466,520	i	AssuredPartners, Inc	LIBOR 1 M + 3.500%	3.609	02/12/27	460,884
990,000	i	AssuredPartners, Inc	LIBOR 1 M + 4.500%	5.500	02/12/27	989,752
1,974,050	i	Gopher Resource LLC	LIBOR 1 M + 3.250%	4.250	03/06/25	1,761,840
1,462,595	i	ProQuest LLC	LIBOR 1 M + 3.250%	3.359	10/23/26	1,452,357
1,275,839	i	Seattle SpinCo, Inc	LIBOR 1 M + 2.750%	2.859	06/21/24	1,262,022
427,500	i	Talen Energy Supply LLC	LIBOR 1 M + 3.750%	3.859	06/26/26	414,675
2,147,125	h,i	Utz Quality Foods LLC	LIBOR 1 M + 3.000%	3.109	01/20/28	2,142,208
		TOTAL UTILITIES				8,483,738

		TOTAL BANK LOAN OBLIGATIONS				175,784,158
		(Cost $176,151,271)

BONDS - 93.1%

CORPORATE BONDS - 41.9%

AUTOMOBILES & COMPONENTS - 0.8%
4,500,000	g	Adient Global Holdings Ltd		4.875	08/15/26	4,651,110
350,000	g	Adient US LLC		9.000	04/15/25	388,500
1,925,000	g	Allison Transmission, Inc		3.750	01/30/31	1,864,844
1,625,000	g	Clarios Global LP		6.750	05/15/25	1,738,262
1,500,000	g	Dana Financing Luxembourg SARL		6.500	06/01/26	1,556,250
575,000		Dana, Inc		5.375	11/15/27	603,750
350,000		Dana, Inc		5.625	06/15/28	374,500
750,000		Ford Motor Co		8.500	04/21/23	836,250
775,000		Ford Motor Co		9.000	04/22/25	938,614
1,000,000		Ford Motor Co		7.450	07/16/31	1,260,830
4,900,000	g	Gates Global LLC		6.250	01/15/26	5,132,750
3,300,000		General Motors Co		6.125	10/01/25	3,880,498
2,300,000		General Motors Co		5.000	10/01/28	2,635,819
1,350,000		General Motors Co		6.600	04/01/36	1,752,212
3,325,000		General Motors Co		5.200	04/01/45	3,817,796
750,000		General Motors Co		6.750	04/01/46	1,012,375
5,000,000		Goodyear Tire & Rubber Co		9.500	05/31/25	5,609,000
5,000,000		Goodyear Tire & Rubber Co		5.250	04/30/31	5,000,000
250,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	256,797
1,450,000		Magna International, Inc		3.625	06/15/24	1,567,725
		TOTAL AUTOMOBILES & COMPONENTS				44,877,882
248

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANKS - 7.5%
$2,000,000	g	Akbank T.A.S.	6.800%	02/06/26	$1,991,466
2,000,000	g	Akbank T.A.S.	6.797	04/27/28	1,863,000
2,450,000	g	Australia & New Zealand Banking Group Ltd	2.950	07/22/30	2,532,099
4,000,000		Banco Bilbao Vizcaya Argentaria S.A.	6.500	N/A‡	4,326,400
1,175,000	g	Banco de Credito del Peru	3.250	09/30/31	1,175,000
2,375,000	g	Banco del Estado de Chile	2.704	01/09/25	2,475,682
1,725,000	g	Banco Industrial S.A.	4.875	01/29/31	1,777,095
3,000,000	g	Banco Internacional del Peru SAA Interbank	4.000	07/08/30	3,058,875
3,750,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	4,210,500
1,000,000		Banco Santander S.A.	2.746	05/28/25	1,044,829
1,905,000		Banco Santander S.A.	3.800	02/23/28	2,055,739
1,400,000		Banco Santander S.A.	2.749	12/03/30	1,333,535
3,200,000		Banco Santander S.A.	7.500	N/A‡	3,516,000
2,000,000		Bancolombia S.A.	3.000	01/29/25	2,043,000
2,000,000		Bancolombia S.A.	4.625	12/18/29	2,022,500
2,000,000	g	Bangkok Bank PCL	5.000	N/A‡	2,102,500
2,000,000	g	Banistmo S.A.	4.250	07/31/27	2,085,000
3,000,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	3,045,000
11,975,000		Bank of America Corp	2.456	10/22/25	12,552,075
2,735,000		Bank of America Corp	3.248	10/21/27	2,940,353
6,675,000		Bank of America Corp	3.824	01/20/28	7,333,235
14,700,000		Bank of America Corp	2.496	02/13/31	14,564,657
14,675,000		Bank of America Corp	2.592	04/29/31	14,644,362
4,000,000		Bank of America Corp	1.922	10/24/31	3,764,263
2,000,000		Bank of America Corp	4.083	03/20/51	2,220,614
2,300,000		Bank of America Corp	3.483	03/13/52	2,343,669
630,000		Bank of America Corp	6.300	N/A‡	724,500
7,000,000		Bank of America Corp	6.100	N/A‡	7,770,000
1,275,000		Bank of Montreal	3.803	12/15/32	1,400,539
1,500,000		Barclays plc	4.338	05/16/24	1,606,172
3,000,000		Barclays plc	3.932	05/07/25	3,238,086
6,855,000		Barclays plc	6.125	N/A‡	7,485,660
3,000,000		Barclays plc	7.750	N/A‡	3,273,600
3,300,000	g	BNP Paribas S.A.	2.819	11/19/25	3,473,766
100,000	g	BNP Paribas S.A.	4.375	05/12/26	110,580
575,000	g	BNP Paribas S.A.	2.219	06/09/26	589,615
2,175,000	g	BNP Paribas S.A.	1.323	01/13/27	2,127,132
2,150,000	g	BNP Paribas S.A.	1.904	09/30/28	2,113,257
6,600,000	g	BNP Paribas S.A.	2.588	08/12/35	6,207,306
925,000	g	BNP Paribas S.A.	6.625	N/A‡	1,009,563
1,625,000		Citigroup, Inc	3.875	03/26/25	1,770,799
5,895,000		Citigroup, Inc	3.200	10/21/26	6,334,639
2,805,000		Citigroup, Inc	4.300	11/20/26	3,128,902
695,000		Citigroup, Inc	4.450	09/29/27	784,368
5,325,000		Citigroup, Inc	4.125	07/25/28	5,892,783
11,200,000		Citigroup, Inc	2.666	01/29/31	11,252,934
8,300,000		Citigroup, Inc	4.412	03/31/31	9,472,060
2,135,000		Citigroup, Inc	2.572	06/03/31	2,133,331
7,500,000		Citigroup, Inc	6.300	N/A‡	7,967,325
10,000,000		Citigroup, Inc	5.000	N/A‡	10,303,000
5,725,000		Cooperatieve Rabobank UA	3.750	07/21/26	6,243,720
249

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,325,000	g	Credicorp Ltd	2.750%	06/17/25	$1,350,175
3,000,000	g	Credit Agricole S.A.	1.247	01/26/27	2,934,146
830,000	g	Danske Bank AS	5.375	01/12/24	925,525
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,651,605
2,450,000		Discover Bank	2.450	09/12/24	2,564,514
800,000		Discover Bank	4.250	03/13/26	894,189
1,625,000		Discover Bank	3.450	07/27/26	1,758,531
1,375,000		Discover Bank	2.700	02/06/30	1,384,321
6,600,000		Fifth Third Bancorp	4.500	N/A‡	7,009,200
2,500,000	g	Grupo Aval Ltd	4.375	02/04/30	2,521,875
1,775,000		HSBC Holdings plc	2.633	11/07/25	1,855,064
1,850,000		HSBC Holdings plc	1.645	04/18/26	1,851,135
1,300,000		HSBC Holdings plc	3.900	05/25/26	1,433,432
5,675,000		HSBC Holdings plc	4.292	09/12/26	6,281,333
630,000		HSBC Holdings plc	4.375	11/23/26	701,689
1,250,000		HSBC Holdings plc	4.041	03/13/28	1,368,441
1,200,000		HSBC Holdings plc	2.013	09/22/28	1,179,189
1,325,000		HSBC Holdings plc	4.950	03/31/30	1,547,044
2,200,000		HSBC Holdings plc	3.973	05/22/30	2,380,632
1,200,000		HSBC Holdings plc	2.357	08/18/31	1,154,852
4,500,000		HSBC Holdings plc	6.000	N/A‡	4,926,375
990,000		Huntington Bancshares, Inc	4.000	05/15/25	1,097,088
5,000,000		Huntington Bancshares, Inc	5.625	N/A‡	5,557,500
3,000,000	g	ICICI Bank Ltd	4.000	03/18/26	3,233,638
1,100,000		ING Groep NV	3.950	03/29/27	1,218,923
3,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	3,151,500
2,680,000	g	Intesa Sanpaolo SpA	7.700	N/A‡	3,041,800
2,000,000	g	Itau Unibanco Holding S.A.	3.875	04/15/31	1,940,000
700,000		JPMorgan Chase & Co	2.700	05/18/23	730,269
660,000		JPMorgan Chase & Co	3.900	07/15/25	728,567
350,000		JPMorgan Chase & Co	3.200	06/15/26	378,364
13,880,000		JPMorgan Chase & Co	3.702	05/06/30	15,128,614
3,825,000		JPMorgan Chase & Co	2.739	10/15/30	3,887,424
4,570,000		JPMorgan Chase & Co	2.522	04/22/31	4,560,377
4,575,000		JPMorgan Chase & Co	2.956	05/13/31	4,659,598
5,550,000		JPMorgan Chase & Co	1.953	02/04/32	5,260,079
1,250,000		JPMorgan Chase & Co	4.260	02/22/48	1,451,318
6,400,000		JPMorgan Chase & Co	5.000	N/A‡	6,616,000
4,000,000		JPMorgan Chase & Co	6.100	N/A‡	4,306,000
890,000	e	Keycorp	5.000	N/A‡	974,817
775,000	g	Kookmin Bank	2.500	11/04/30	750,086
4,000,000		Lloyds Banking Group plc	7.500	N/A‡	4,570,000
1,800,000		Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	1,856,699
3,500,000	g,h	Mizrahi Tefahot Bank Ltd	3.077	04/07/31	3,495,695
2,650,000		Natwest Group plc	3.032	11/28/35	2,528,312
5,000,000		Natwest Group plc	8.000	N/A‡	5,862,500
1,665,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	1,649,782
1,200,000		PNC Bank NA	2.700	10/22/29	1,226,502
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,728,098
4,000,000		Regions Financial Corp	5.750	N/A‡	4,405,000
1,925,000		Royal Bank of Scotland Group plc	3.073	05/22/28	2,003,035
2,325,000		Santander Holdings USA, Inc	3.400	01/18/23	2,427,429
2,500,000	g	Sovcombank Via SovCom Capital DAC	3.400	01/26/25	2,469,343
3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,800,982
250

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,250,000		Sumitomo Mitsui Financial Group, Inc	2.696%	07/16/24	$2,378,770
3,300,000		Toronto-Dominion Bank	1.150	06/12/25	3,301,565
475,000		Toronto-Dominion Bank	3.625	09/15/31	520,590
575,000		Truist Bank	2.750	05/01/23	602,102
1,175,000		Truist Bank	1.500	03/10/25	1,193,777
5,055,000		Truist Financial Corp	4.800	N/A‡	5,300,521
2,500,000	g	Turkiye Vakiflar Bankasi TAO	6.500	01/08/26	2,394,273
1,725,000	g	UBS Group AG.	2.095	02/11/32	1,631,705
3,000,000		UniCredit SpA	8.000	N/A‡	3,345,000
1,700,000	g	United Overseas Bank Ltd	3.750	04/15/29	1,817,572
1,355,000		Wells Fargo & Co	4.600	04/01/21	1,355,000
2,075,000		Wells Fargo & Co	3.750	01/24/24	2,243,834
1,050,000		Wells Fargo & Co	3.550	09/29/25	1,144,500
5,825,000		Wells Fargo & Co	2.393	06/02/28	5,970,007
3,600,000		Wells Fargo & Co	2.879	10/30/30	3,708,402
1,500,000		Wells Fargo & Co	5.875	N/A‡	1,651,500
10,000,000		Wells Fargo & Co	3.900	N/A‡	10,099,000
2,350,000		Westpac Banking Corp	2.850	05/13/26	2,508,110
1,300,000		Westpac Banking Corp	4.110	07/24/34	1,388,153
		TOTAL BANKS			417,358,072

CAPITAL GOODS - 1.2%
2,000,000	g	Adaro Indonesia PT	4.250	10/31/24	2,020,000
1,325,000		Air Lease Corp	3.000	02/01/30	1,296,788
5,000,000		Air Lease Corp	3.125	12/01/30	4,985,177
1,690,000	g	Airbus SE	3.150	04/10/27	1,797,200
1,250,000	g	BAE Systems plc	3.400	04/15/30	1,326,825
800,000	g	BAE Systems plc	1.900	02/15/31	750,680
2,825,000	g	Beacon Roofing Supply, Inc	4.500	11/15/26	2,902,687
2,000,000	g	BOC Aviation Ltd	3.000	09/11/29	1,994,761
10,500,000		Boeing Co	2.196	02/04/26	10,467,439
2,350,000		Boeing Co	2.950	02/01/30	2,343,460
2,300,000		Boeing Co	3.250	02/01/35	2,228,970
1,325,000	g	DAE Funding LLC	3.375	03/20/28	1,314,072
2,475,000	g	Embraer Netherlands Finance BV	6.950	01/17/28	2,721,213
115,000		General Electric Co	6.875	01/10/39	161,731
3,075,000	g	H&E Equipment Services, Inc	3.875	12/15/28	2,990,438
775,000		Howmet Aerospace, Inc	6.875	05/01/25	898,031
3,195,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	3,505,162
800,000		L3Harris Technologies, Inc	3.850	06/15/23	853,495
500,000	g	Land O’ Lakes, Inc	8.000	N/A‡	527,500
500,000		Lockheed Martin Corp	1.850	06/15/30	486,882
650,000		Lockheed Martin Corp	2.800	06/15/50	613,046
375,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	381,913
1,925,000		Northrop Grumman Corp	3.250	01/15/28	2,065,024
4,615,000		Parker-Hannifin Corp	3.250	06/14/29	4,932,415
750,000	g	PowerTeam Services LLC	9.033	12/04/25	826,875
2,000,000		Raytheon Technologies Corp	2.250	07/01/30	1,968,301
325,000	g	Rolls-Royce plc	5.750	10/15/27	345,816
1,300,000		Roper Technologies, Inc	1.400	09/15/27	1,256,005
1,000,000		Roper Technologies, Inc	2.950	09/15/29	1,041,390
2,825,000		Roper Technologies, Inc	2.000	06/30/30	2,699,150
2,800,000	g	TSMC Global Ltd	1.000	09/28/27	2,690,698
1,400,000	g	Tupy Overseas S.A.	4.500	02/16/31	1,358,014
251

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$199,000		United Technologies Corp	3.650%	08/16/23	$212,888
4,450,000		United Technologies Corp	4.125	11/16/28	5,011,294
1,725,000		United Technologies Corp	4.500	06/01/42	2,057,055
975,000	g	WESCO Distribution, Inc	7.125	06/15/25	1,066,163
725,000	g	WESCO Distribution, Inc	7.250	06/15/28	809,386
		TOTAL CAPITAL GOODS			74,907,944

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
770,000		ADT Corp	4.125	06/15/23	799,837
5,000,000	g	ADT Corp	4.875	07/15/32	5,081,250
1,650,000		AECOM	5.875	10/15/24	1,853,857
800,000	g	ASGN, Inc	4.625	05/15/28	825,344
5,000,000		BayCare Health System, Inc	2.560	11/15/21	5,063,424
3,000,000		BayCare Health System, Inc	2.610	11/15/22	3,102,069
2,550,518	g	British Airways	3.800	09/20/31	2,657,747
250,000	g	GFL Environmental, Inc	4.250	06/01/25	257,500
1,000,000	g	GFL Environmental, Inc	3.750	08/01/25	1,015,000
250,000	g	GFL Environmental, Inc	5.125	12/15/26	263,437
3,150,000	g	GFL Environmental, Inc	3.500	09/01/28	3,055,500
500,000		IHS Markit Ltd	4.125	08/01/23	535,805
1,830,000		IHS Markit Ltd	4.250	05/01/29	2,061,367
400,000	g	KAR Auction Services, Inc	5.125	06/01/25	407,220
125,000	g,h	NESCO Holdings II, Inc	5.500	04/15/29	128,225
775,000	g	Prime Security Services Borrower LLC	5.250	04/15/24	826,654
2,750,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	2,975,638
1,200,000	g	Prime Security Services Borrower LLC	3.375	08/31/27	1,164,000
2,725,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	2,836,698
1,550,000		Republic Services, Inc	2.900	07/01/26	1,652,968
200,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	205,770
625,000		RR Donnelley & Sons Co	6.500	11/15/23	662,500
3,000,000	g	Stericycle, Inc	5.375	07/15/24	3,097,500
1,150,000	g	Stericycle, Inc	3.875	01/15/29	1,135,625
1,330,000		Verisk Analytics, Inc	4.125	03/15/29	1,477,966
325,000		Verisk Analytics, Inc	3.625	05/15/50	319,485
550,000		Waste Management, Inc	4.100	03/01/45	620,941
850,000		Waste Management, Inc	2.500	11/15/50	734,139
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			44,817,466

CONSUMER DURABLES & APPAREL - 0.2%
325,000	g	Hanesbrands, Inc	4.625	05/15/24	344,794
400,000		Leggett & Platt, Inc	4.400	03/15/29	446,986
5,000,000		Lennar Corp	4.750	11/29/27	5,740,600
275,000	g	Mattel, Inc	3.375	04/01/26	283,921
369,000		Newell Brands, Inc	4.875	06/01/25	407,284
5,000,000		PulteGroup, Inc	5.000	01/15/27	5,750,000
		TOTAL CONSUMER DURABLES & APPAREL			12,973,585

CONSUMER SERVICES - 0.8%
3,000,000	g	1011778 BC ULC / New Red Finance, Inc	5.750	04/15/25	3,187,500
8,000,000		Anheuser-Busch Cos LLC	3.650	02/01/26	8,795,918
3,095,000		Anheuser-Busch Cos LLC	4.900	02/01/46	3,697,113
750,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	790,320
1,300,000	g	Boyd Gaming Corp	8.625	06/01/25	1,445,600
1,825,000	g	Cedar Fair LP	5.500	05/01/25	1,920,885
252

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,200,000	g	Cott Holdings, Inc		5.500%	04/01/25	$1,233,360
2,300,000	g	ENA Master Trust		4.000	05/19/48	2,334,500
150,000	g	Hilton Domestic Operating Co, Inc		5.375	05/01/25	158,100
150,000	g	Hilton Domestic Operating Co, Inc		5.750	05/01/28	161,440
3,700,000	g	Hilton Domestic Operating Co, Inc		3.625	02/15/32	3,591,220
2,070,000	g	International Game Technology plc		6.500	02/15/25	2,271,825
400,000	g	International Game Technology plc		4.125	04/15/26	411,032
4,550,000	g	Live Nation Entertainment, Inc		6.500	05/15/27	5,050,500
1,550,000	g	Melco Resorts Finance Ltd		5.750	07/21/28	1,650,750
800,000	g	Melco Resorts Finance Ltd		5.375	12/04/29	849,832
400,000	g	MGM China Holdings Ltd		5.250	06/18/25	415,500
1,400,000	g	MGM China Holdings Ltd		4.750	02/01/27	1,419,250
2,355,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.285	02/01/24	2,362,261
2,745,000		Northwestern University		3.812	12/01/50	2,866,343
1,400,000		Sands China Ltd		5.400	08/08/28	1,599,416
325,000	g	Scientific Games International, Inc		5.000	10/15/25	336,603
475,000	g	Studio City Finance Ltd		5.000	01/15/29	476,758
450,000	g	Wynn Macau Ltd		5.625	08/26/28	470,385
100,000	g	Yum! Brands, Inc		7.750	04/01/25	109,375
		TOTAL CONSUMER SERVICES				47,605,786

DIVERSIFIED FINANCIALS - 4.4%
2,000,000		AerCap Ireland Capital DAC		4.625	07/01/22	2,091,905
2,150,000		AerCap Ireland Capital DAC		1.750	01/30/26	2,088,218
900,000		AerCap Ireland Capital DAC		3.650	07/21/27	944,394
3,000,000		AerCap Ireland Capital DAC		4.625	10/15/27	3,290,858
3,200,000		American Express Co		2.500	08/01/22	3,286,127
2,312,000		American Express Co		3.700	08/03/23	2,474,614
2,000,000	g	Banco BTG Pactual S.A.		4.500	01/10/25	2,043,800
4,000,000	g	Banco BTG Pactual S.A.		2.750	01/11/26	3,784,000
1,380,000	g	Banco Mercantil del Norte S.A.		6.750	N/A‡	1,436,511
6,300,000		Bank of New York Mellon Corp		4.700	N/A‡	6,825,735
2,850,000	g	BBVA Bancomer S.A.		5.125	01/18/33	2,931,966
1,200,000		Berkshire Hathaway, Inc		3.125	03/15/26	1,306,404
1,800,000	g	BPCE S.A.		4.625	07/11/24	1,985,528
2,825,000		Capital One Bank USA NA		3.375	02/15/23	2,967,353
1,055,000		Capital One Financial Corp		3.750	03/09/27	1,158,121
5,000,000		Charles Schwab Corp		4.000	N/A‡	5,074,000
6,675,000		Charles Schwab Corp		5.375	N/A‡	7,373,672
600,000	g	Compass Group Diversified Holdings LLC		5.250	04/15/29	629,058
2,500,000	g	Credit Suisse Group AG.		2.997	12/14/23	2,584,493
475,000	g	Credit Suisse Group AG.		2.193	06/05/26	482,723
5,900,000	g	Credit Suisse Group AG.		1.305	02/02/27	5,710,813
550,000	g	Credit Suisse Group AG.		4.194	04/01/31	598,303
5,335,000	g	Credit Suisse Group AG.		5.250	N/A‡	5,388,350
4,075,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	4,323,902
2,325,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	2,505,177
2,750,000		Deutsche Bank AG.		6.000	N/A‡	2,784,375
8,400,000		Discover Financial Services		6.125	N/A‡	9,324,000
4,550,000		Equitable Holdings, Inc		4.950	N/A‡	4,811,625
1,775,000		Ford Motor Credit Co LLC		3.096	05/04/23	1,803,844
1,140,000		Ford Motor Credit Co LLC		5.584	03/18/24	1,230,391
1,400,000		Ford Motor Credit Co LLC		4.000	11/13/30	1,388,786
1,775,000		GE Capital International Funding Co		3.373	11/15/25	1,924,624
253

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$9,725,000		GE Capital International Funding Co		4.418%	11/15/35	$11,132,791
2,000,000		General Motors Financial Co, Inc		2.750	06/20/25	2,087,806
1,800,000		General Motors Financial Co, Inc		5.650	01/17/29	2,135,266
3,300,000		General Motors Financial Co, Inc		3.600	06/21/30	3,480,925
4,550,000		General Motors Financial Co, Inc		5.700	N/A‡	4,914,000
660,000		Goldman Sachs Group, Inc		5.250	07/27/21	670,180
1,250,000		Goldman Sachs Group, Inc		4.000	03/03/24	1,362,131
1,050,000		Goldman Sachs Group, Inc		3.500	01/23/25	1,133,108
3,500,000		Goldman Sachs Group, Inc		1.093	12/09/26	3,429,621
3,650,000		Goldman Sachs Group, Inc		1.431	03/09/27	3,617,319
8,625,000		Goldman Sachs Group, Inc		3.691	06/05/28	9,437,154
1,300,000		Goldman Sachs Group, Inc		4.017	10/31/38	1,441,583
1,425,000		Goldman Sachs Group, Inc		4.800	07/08/44	1,750,574
5,000,000		Goldman Sachs Group, Inc		4.950	N/A‡	5,289,000
8,050,000		Goldman Sachs Group, Inc		5.500	N/A‡	8,694,000
2,000,000	g	High Street Funding Trust I		4.111	02/15/28	2,209,526
925,000		Icahn Enterprises LP		5.250	05/15/27	955,062
3,850,000	g	Icahn Enterprises LP		4.375	02/01/29	3,762,258
5,000,000	g	Indian Railway Finance Corp Ltd		2.800	02/10/31	4,742,121
2,000,000		International Lease Finance Corp		5.875	08/15/22	2,138,684
1,000,000	g	Jefferies Finance LLC		6.250	06/03/26	1,050,000
425,000		Legg Mason, Inc		3.950	07/15/24	467,362
850,000	g	Lions Gate Capital Holdings LLC		5.875	11/01/24	874,973
3,425,000	g	LPL Holdings, Inc		4.000	03/15/29	3,450,688
1,400,000	g	Minejesa Capital BV		4.625	08/10/30	1,457,750
1,000,000	g	Minejesa Capital BV		5.625	08/10/37	1,046,250
6,550,000		Morgan Stanley		3.125	01/23/23	6,858,172
3,445,000		Morgan Stanley		2.720	07/22/25	3,634,196
6,300,000		Morgan Stanley		2.188	04/28/26	6,509,363
7,925,000		Morgan Stanley		3.125	07/27/26	8,529,519
2,000,000		Morgan Stanley		3.625	01/20/27	2,194,502
1,480,000		Morgan Stanley		3.950	04/23/27	1,637,731
1,850,000		Morgan Stanley		2.699	01/22/31	1,882,428
1,140,000		Northern Trust Corp		3.950	10/30/25	1,271,680
2,375,000	g	Power Finance Corp Ltd		3.950	04/23/30	2,425,184
1,715,000	g	Quicken Loans, Inc		5.250	01/15/28	1,800,750
2,000,000	g	REC Ltd		4.750	05/19/23	2,120,395
5,000,000	g,i	Sanders Re Ltd	LIBOR 6 M + 2.930%	2.930	12/06/21	4,985,500
1,000,000		SLM Corp		5.500	01/25/23	1,037,500
600,000		Springleaf Finance Corp		6.125	03/15/24	648,000
1,800,000		Springleaf Finance Corp		8.875	06/01/25	1,994,040
1,350,000		Springleaf Finance Corp		5.375	11/15/29	1,436,062
700,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	792,540
55,000		Synchrony Financial		2.850	07/25/22	56,480
1,225,000		Synchrony Financial		4.375	03/19/24	1,335,490
1,775,000		Synchrony Financial		4.250	08/15/24	1,930,858
1,875,000	g	UBS Group AG		2.859	08/15/23	1,933,004
5,000,000	g	UBS Group AG		7.000	N/A‡	5,491,950
350,000		Voya Financial, Inc		5.700	07/15/43	452,649
925,000	e	Voya Financial, Inc		6.125	N/A‡	992,201
		TOTAL DIVERSIFIED FINANCIALS				241,233,996

ENERGY - 4.2%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC		4.600	11/02/47	1,635,049
254

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		AmeriGas Partners LP	5.875%	08/20/26	$440,160
3,950,000	g	Archrock Partners LP	6.875	04/01/27	4,117,875
375,000	g	Archrock Partners LP	6.250	04/01/28	380,925
2,000,000		Calumet Specialty Products Partners LP	7.750	04/15/23	1,985,220
4,500,000		Cenovus Energy, Inc	5.375	07/15/25	5,057,165
1,750,000		Cenovus Energy, Inc	4.250	04/15/27	1,892,650
600,000	g	Chesapeake Energy Corp	5.500	02/01/26	624,537
3,300,000		Chevron Corp	1.554	05/11/25	3,367,333
1,475,000		Chevron Corp	2.236	05/11/30	1,467,590
164,118	†	Cloud Peak Energy, Inc	9.000	10/24/24	105,035
257,900	†,o	Cloud Peak Energy, Inc	12.000	05/01/25	159,898
2,500,000	g	ConocoPhillips	2.400	02/15/31	2,466,764
45,000		ConocoPhillips Co	6.500	02/01/39	64,228
3,125,000	g	Cosan Ltd	5.500	09/20/29	3,307,812
2,325,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,337,834
2,975,000		Diamondback Energy, Inc	2.875	12/01/24	3,137,255
2,125,000		Diamondback Energy, Inc	3.250	12/01/26	2,239,598
3,000,000		Diamondback Energy, Inc	3.500	12/01/29	3,113,546
2,200,000		Diamondback Energy, Inc	3.125	03/24/31	2,196,360
2,300,000		Ecopetrol S.A.	6.875	04/29/30	2,800,020
375,000		Ecopetrol S.A.	5.875	05/28/45	400,125
2,450,000		Enbridge, Inc	3.125	11/15/29	2,547,576
2,340,000		Enbridge, Inc	5.750	07/15/80	2,503,800
1,141,000	g	Energean Israel Finance Ltd	4.875	03/30/26	1,147,758
897,000	g	Energean Israel Finance Ltd	5.375	03/30/28	906,951
1,375,000		Energy Transfer Operating LP	2.900	05/15/25	1,430,850
950,000		Energy Transfer Operating LP	4.750	01/15/26	1,054,830
575,000		Energy Transfer Operating LP	5.500	06/01/27	663,105
2,000,000		Energy Transfer Operating LP	4.950	06/15/28	2,238,119
575,000		Energy Transfer Operating LP	5.250	04/15/29	654,515
3,075,000		Energy Transfer Operating LP	3.750	05/15/30	3,170,226
2,100,000		Energy Transfer Operating LP	6.250	04/15/49	2,464,995
2,700,000		Energy Transfer Operating LP	5.000	05/15/50	2,792,460
525,000	g	EnLink Midstream LLC	5.625	01/15/28	507,664
1,025,000		Enterprise Products Operating LLC	3.700	02/15/26	1,124,698
1,550,000		Enterprise Products Operating LLC	3.125	07/31/29	1,634,571
200,000		Enterprise Products Operating LLC	2.800	01/31/30	206,494
1,025,000		Enterprise Products Operating LLC	4.250	02/15/48	1,088,732
1,105,000		Enterprise Products Operating LLC	4.200	01/31/50	1,176,454
3,125,000		Enterprise Products Operating LLC	3.700	01/31/51	3,076,564
1,225,000	g	EQM Midstream Partners LP	6.000	07/01/25	1,318,406
2,000,000	g	EQM Midstream Partners LP	4.500	01/15/29	1,948,920
2,025,000	g	Ferrellgas Escrow LLC	5.375	04/01/26	2,011,432
2,225,000	g	Ferrellgas Escrow LLC	5.875	04/01/29	2,194,962
3,333,000	g	Galaxy Pipeline Assets Bidco Ltd	2.160	03/31/34	3,225,747
2,750,000	g	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	2,621,862
675,000		Genesis Energy LP	6.500	10/01/25	661,669
3,750,000		Genesis Energy LP	6.250	05/15/26	3,581,250
450,000	g	Hilcorp Energy I LP	5.750	02/01/29	453,937
450,000	g	Hilcorp Energy I LP	6.000	02/01/31	456,750
2,500,000	g	Indika Energy Capital IV Pte Ltd	8.250	10/22/25	2,632,500
1,700,000	g	KazMunayGas National Co JSC	5.375	04/24/30	2,013,161
2,000,000	g	KazMunayGas National Co JSC	3.500	04/14/33	2,114,699
940,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	1,101,633
255

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Kinder Morgan, Inc	3.450%	02/15/23	$1,046,962
400,000		Kinder Morgan, Inc	5.300	12/01/34	472,398
2,025,000	g	Leviathan Bond Ltd	6.125	06/30/25	2,196,716
1,500,000	g	Leviathan Bond Ltd	6.500	06/30/27	1,641,526
4,650,000		Magellan Midstream Partners LP	3.250	06/01/30	4,868,104
2,200,000		Marathon Petroleum Corp	3.800	04/01/28	2,377,530
4,150,000		Marathon Petroleum Corp	4.750	09/15/44	4,602,945
1,650,000		Marathon Petroleum Corp	5.000	09/15/54	1,746,355
2,000,000	g	Medco Oak Tree Pte Ltd	7.375	05/14/26	2,130,000
2,625,000		MPLX LP	1.750	03/01/26	2,629,009
4,200,000		MPLX LP	2.650	08/15/30	4,115,815
1,550,000		MPLX LP	4.700	04/15/48	1,676,944
2,000,000		Murphy Oil Corp	6.875	08/15/24	2,045,000
1,617,000		Murphy Oil Corp	5.875	12/01/27	1,584,660
450,000		Murphy Oil USA, Inc	5.625	05/01/27	470,250
1,400,000		NuStar Logistics LP	5.750	10/01/25	1,498,728
325,000		Occidental Petroleum Corp	5.500	12/01/25	343,688
800,000		Occidental Petroleum Corp	5.550	03/15/26	846,080
2,375,000		Occidental Petroleum Corp	3.500	08/15/29	2,228,463
1,200,000		Occidental Petroleum Corp	4.300	08/15/39	1,017,612
475,000		Occidental Petroleum Corp	4.100	02/15/47	380,603
950,000	g	Oleoducto Central S.A.	4.000	07/14/27	1,003,685
1,100,000		ONEOK, Inc	4.000	07/13/27	1,192,843
4,150,000		ONEOK, Inc	4.550	07/15/28	4,566,625
3,050,000		ONEOK, Inc	4.350	03/15/29	3,326,929
3,115,000		ONEOK, Inc	3.400	09/01/29	3,205,099
600,000		ONEOK, Inc	4.450	09/01/49	598,437
1,650,000		ONEOK, Inc	4.500	03/15/50	1,651,526
2,000,000	g,h	Parkland Corp	4.500	10/01/29	2,002,500
5,000,000	g	Pertamina Persero PT	1.400	02/09/26	4,862,195
850,000	g	Pertamina Persero PT	3.650	07/30/29	887,795
3,000,000	g	Pertamina Persero PT	2.300	02/09/31	2,775,567
1,200,000	g	Peru LNG Srl	5.375	03/22/30	1,075,512
800,000		Petrobras Global Finance BV	5.093	01/15/30	831,120
1,500,000		Petrobras Global Finance BV	5.600	01/03/31	1,580,700
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	2,190,000
5,000,000		Petroleos Mexicanos	4.500	01/23/26	4,964,000
2,800,000		Petroleos Mexicanos	6.500	03/13/27	2,926,000
1,250,000		Petroleos Mexicanos	5.350	02/12/28	1,215,500
1,992,000		Petroleos Mexicanos	7.000	01/23/30	2,021,681
2,700,000		Petroleos Mexicanos	5.950	01/28/31	2,592,000
1,475,000	e,g	Petronas Energy Canada Ltd	2.112	03/23/28	1,455,998
625,000		Phillips 66 Partners LP	3.150	12/15/29	633,974
1,025,000		Phillips 66 Partners LP	4.680	02/15/45	1,064,317
925,000	g	PTTEP Treasury Center Co Ltd	2.587	06/10/27	950,383
475,000		Regency Energy Partners LP	4.500	11/01/23	511,297
705,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	825,885
3,950,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	4,333,461
5,800,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	6,508,690
2,675,000	g	Saudi Arabian Oil Co	2.250	11/24/30	2,561,706
1,300,000		Shell International Finance BV	2.875	05/10/26	1,386,738
1,350,000		Shell International Finance BV	3.125	11/07/49	1,302,189
2,000,000		Suburban Propane Partners LP	5.500	06/01/24	2,030,700
705,000		Suncor Energy, Inc	6.800	05/15/38	965,853
256

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,400,000		Sunoco Logistics Partners Operations LP	4.000%	10/01/27	$1,505,618
600,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	647,875
1,150,000	g	Sunoco LP	4.500	05/15/29	1,145,688
550,000	g	Superior Plus LP	4.500	03/15/29	555,610
525,000		Targa Resources Partners LP	6.500	07/15/27	570,507
1,000,000	g	Targa Resources Partners LP	4.000	01/15/32	940,520
2,000,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	1,906,920
3,300,000		Total Capital International S.A.	3.127	05/29/50	3,106,696
5,200,000		TransCanada PipeLines Ltd	4.250	05/15/28	5,845,044
1,600,000		USA Compression Partners LP	6.875	04/01/26	1,641,000
1,075,000		USA Compression Partners LP	6.875	09/01/27	1,107,250
5,000,000		Williams Cos, Inc	2.600	03/15/31	4,887,135
2,100,000	g	YPF S.A.	6.950	07/21/27	1,273,125
		TOTAL ENERGY			235,077,550

FOOD & STAPLES RETAILING - 0.5%
1,400,000	g	Central American Bottling Corp	5.750	01/31/27	1,479,275
2,350,000		Costco Wholesale Corp	1.600	04/20/30	2,250,629
750,000		Costco Wholesale Corp	1.750	04/20/32	712,899
1,012,000		Ingles Markets, Inc	5.750	06/15/23	1,019,590
1,150,000		Kroger Co	3.700	08/01/27	1,279,801
1,800,000		Kroger Co	3.875	10/15/46	1,880,173
325,000		Kroger Co	4.450	02/01/47	366,412
2,500,000	g	MARB BondCo plc	3.950	01/29/31	2,376,875
675,000		SYSCO Corp	3.300	07/15/26	726,816
5,700,000		Walmart, Inc	3.700	06/26/28	6,410,724
6,425,000		Walmart, Inc	2.375	09/24/29	6,574,327
1,550,000		Walmart, Inc	3.950	06/28/38	1,791,750
		TOTAL FOOD & STAPLES RETAILING			26,869,271

FOOD, BEVERAGE & TOBACCO - 1.6%
318,000		Altria Group, Inc	4.800	02/14/29	365,385
1,000,000		Altria Group, Inc	3.400	05/06/30	1,046,237
1,400,000		Altria Group, Inc	5.950	02/14/49	1,743,129
3,000,000	g	Amaggi Luxembourg International Sarl	5.250	01/28/28	3,075,000
5,580,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	6,520,499
2,160,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	2,426,030
1,850,000		BAT Capital Corp	2.259	03/25/28	1,821,420
4,900,000		BAT Capital Corp	4.906	04/02/30	5,594,770
7,450,000		BAT Capital Corp	2.726	03/25/31	7,205,088
1,650,000		BAT Capital Corp	4.540	08/15/47	1,661,365
4,100,000		BAT Capital Corp	3.984	09/25/50	3,842,390
1,975,000	g	BRF S.A.	4.875	01/24/30	2,014,500
3,000,000	e,g	BRF S.A.	5.750	09/21/50	2,957,550
450,000		Constellation Brands, Inc	4.400	11/15/25	507,195
450,000		Constellation Brands, Inc	3.700	12/06/26	494,236
325,000		Constellation Brands, Inc	3.600	02/15/28	353,442
1,625,000		Constellation Brands, Inc	3.150	08/01/29	1,702,068
350,000		Constellation Brands, Inc	2.875	05/01/30	357,621
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,856,268
1,650,000		Diageo Capital plc	2.125	10/24/24	1,721,966
2,425,000		Diageo Capital plc	2.375	10/24/29	2,441,423
1,150,000		Diageo Capital plc	2.000	04/29/30	1,124,404
1,675,000	g	Embotelladora Andina S.A.	3.950	01/21/50	1,769,219
257

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$925,000		General Mills, Inc	2.875%	04/15/30	$954,931
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	2,216,335
1,800,000	g	Grupo Bimbo SAB de C.V.	5.950	N/A‡	1,903,500
1,450,000	g	Kernel Holding S.A.	6.500	10/17/24	1,534,731
2,500,000	g	Kernel Holding S.A.	6.750	10/27/27	2,652,535
6,150,000		Kraft Heinz Foods Co	3.875	05/15/27	6,697,937
875,000		Kraft Heinz Foods Co	4.250	03/01/31	963,319
975,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	1,008,394
2,000,000	g	NBM US Holdings, Inc	6.625	08/06/29	2,199,610
775,000		PepsiCo, Inc	3.450	10/06/46	819,462
100,000		Philip Morris International, Inc	6.375	05/16/38	138,110
3,100,000	g	Post Holdings, Inc	4.625	04/15/30	3,107,750
2,250,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	2,434,500
550,000	g	Triton Water Holdings, Inc	6.250	04/01/29	561,000
5,325,000	g	Ulker Biskuvi Sanayi AS.	6.950	10/30/25	5,584,039
		TOTAL FOOD, BEVERAGE & TOBACCO			85,377,358

HEALTH CARE EQUIPMENT & SERVICES - 2.0%
450,000		Abbott Laboratories	5.300	05/27/40	595,611
2,750,000		Anthem, Inc	2.250	05/15/30	2,706,458
1,475,000		Anthem, Inc	3.600	03/15/51	1,526,781
2,200,000		Becton Dickinson & Co	2.823	05/20/30	2,255,351
1,200,000		Boston Scientific Corp	4.000	03/01/29	1,334,816
800,000	g	Centene Corp	5.375	08/15/26	843,920
1,150,000		Centene Corp	4.625	12/15/29	1,244,651
1,000,000		Centene Corp	3.375	02/15/30	1,009,370
6,410,000		Centene Corp	3.000	10/15/30	6,399,359
755,000	g	Centene Escrow I Corp	5.375	06/01/26	789,504
2,750,000	g	CHS/Community Health Systems, Inc	8.000	03/15/26	2,973,575
1,600,000		Cigna Corp	2.400	03/15/30	1,586,446
1,525,000		Cigna Corp	3.200	03/15/40	1,524,964
3,650,000		CVS Health Corp	3.625	04/01/27	4,006,132
7,450,000		CVS Health Corp	1.750	08/21/30	6,953,827
5,175,000		CVS Health Corp	4.780	03/25/38	6,107,461
1,400,000		CVS Health Corp	2.700	08/21/40	1,289,291
4,925,000		CVS Health Corp	5.050	03/25/48	6,046,126
3,100,000	g	DaVita, Inc	4.625	06/01/30	3,158,466
3,950,000	g	DaVita, Inc	3.750	02/15/31	3,767,234
5,400,000		Encompass Health Corp	4.500	02/01/28	5,530,248
9,000,000		HCA, Inc	3.500	09/01/30	9,076,228
1,320,000		HCA, Inc	5.500	06/15/47	1,641,808
3,500,000	g	Hologic, Inc	3.250	02/15/29	3,456,250
1,800,000		Humana, Inc	3.950	03/15/27	2,007,250
990,000	g	LifePoint Health, Inc	4.375	02/15/27	970,200
1,250,000	g	Molina Healthcare, Inc	4.375	06/15/28	1,286,200
3,700,000	e,g	MPH Acquisition Holdings LLC	5.750	11/01/28	3,607,500
3,375,000		MPT Operating Partnership LP	3.500	03/15/31	3,311,955
1,510,000	g	SBA Tower Trust	3.168	04/11/22	1,512,693
5,800,000	g	SBA Tower Trust	2.836	01/15/25	6,084,039
2,080,000	g	SBA Tower Trust	1.884	01/15/26	2,105,044
820,000	g	SBA Tower Trust	2.328	01/15/28	833,265
350,000	g	Teleflex, Inc	4.250	06/01/28	362,688
6,200,000		Tenet Healthcare Corp	4.625	07/15/24	6,328,278
375,000	g	Tenet Healthcare Corp	4.625	06/15/28	384,368
258

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,400,000	g	Tenet Healthcare Corp		6.125%	10/01/28	$3,548,750
2,650,000		UnitedHealth Group, Inc		2.950	10/15/27	2,844,537
70,000		UnitedHealth Group, Inc		4.750	07/15/45	88,210
1,400,000		UnitedHealth Group, Inc		3.750	10/15/47	1,530,125
550,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	581,714
1,290,000		Zimmer Biomet Holdings, Inc		3.550	04/01/25	1,397,673
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				114,608,366

INSURANCE - 1.1%
1,550,000	g	Acrisure LLC		4.250	02/15/29	1,524,347
150,000		Aetna, Inc		6.625	06/15/36	209,355
53,000		Aflac, Inc		6.450	08/15/40	71,104
825,000	g	Alliant Holdings Intermediate LLC		4.250	10/15/27	826,031
550,000		American Financial Group, Inc		3.500	08/15/26	596,102
1,250,000		Aon Corp		2.800	05/15/30	1,277,363
3,275,000		Aon plc		3.500	06/14/24	3,518,658
675,000		Berkshire Hathaway Finance Corp		1.850	03/12/30	658,557
400,000		Berkshire Hathaway Finance Corp		4.250	01/15/49	463,071
5,800,000		Berkshire Hathaway Finance Corp		2.850	10/15/50	5,345,814
700,000		CNA Financial Corp		3.950	05/15/24	760,425
1,725,000		CNA Financial Corp		2.050	08/15/30	1,639,653
550,000	g	Equitable Financial Life Global Funding		1.400	07/07/25	549,709
1,500,000	g,i	First Coast Re III Pte Ltd	U.S. Treasury Bill 3 M + 6.000%	6.015	04/07/25	1,499,400
2,200,000	g	Five Corners Funding Trust II		2.850	05/15/30	2,267,336
7,425,000		Hartford Financial Services Group, Inc		2.800	08/19/29	7,702,268
250,000		Hartford Financial Services Group, Inc		4.300	04/15/43	281,131
1,521,000	g	Liberty Mutual Group, Inc		4.569	02/01/29	1,763,568
1,750,000	g	Liberty Mutual Group, Inc		3.951	10/15/50	1,805,202
475,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	511,597
375,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	406,996
875,000		MetLife, Inc		3.600	11/13/25	961,769
5,920,000		MetLife, Inc		3.850	N/A‡	6,112,400
900,000	g	Metropolitan Life Global Funding I		2.950	04/09/30	937,798
500,000		Principal Financial Group, Inc		2.125	06/15/30	480,822
500,000		Prudential Financial, Inc		3.905	12/07/47	540,969
2,610,000		Prudential Financial, Inc		3.700	10/01/50	2,639,232
300,000	g	Prudential Funding LLC		6.750	09/15/23	341,431
1,050,000		Reinsurance Group of America, Inc		3.900	05/15/29	1,150,913
2,250,000	g,i	Residential Reinsurance 2017 Ltd	U.S. Treasury Bill 3 M + 3.270%	3.285	06/06/21	2,240,550
5,917,000	g,i	Sutter Re Ltd	U.S. Treasury Bill 3 M + 5.000%	5.000	06/06/22	6,072,025
2,200,000	g,i	Vitality Re X Ltd	U.S. Treasury Bill 3 M + 1.750%	1.765	01/10/23	2,189,000
2,000,000	g,i	Vitality Re XII Ltd	U.S. Treasury Bill 3 M + 2.250%	2.265	01/07/25	1,992,000
850,000		Willis North America, Inc		3.600	05/15/24	916,011
		TOTAL INSURANCE				60,252,607

MATERIALS - 2.3%
1,400,000		Agrium, Inc		3.375	03/15/25	1,465,562
200,000	g	Alcoa Nederland Holding BV		6.750	09/30/24	206,700
400,000	g	Alpek SAB de C.V.		4.250	09/18/29	423,204
259

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,325,000	g	Alpek SAB de C.V.	3.250%	02/25/31	$1,310,425
1,350,000	g	Anglo American Capital plc	2.625	09/10/30	1,321,178
3,050,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	3,083,677
1,950,000	g	Arconic Corp	6.000	05/15/25	2,101,681
1,225,000	g	Ardagh Metal Packaging Finance USA LLC	3.250	09/01/28	1,210,753
900,000	g	Ardagh Metal Packaging Finance USA LLC	4.000	09/01/29	898,533
900,000	g	Axalta Coating Systems LLC	3.375	02/15/29	877,680
2,425,000		Ball Corp	2.875	08/15/30	2,335,881
270,000		Bemis Co, Inc	3.100	09/15/26	287,790
325,000		Bemis Co, Inc	2.630	06/19/30	324,160
5,375,000	g	Berry Global, Inc	1.570	01/15/26	5,290,183
3,000,000	g	Berry Global, Inc	5.625	07/15/27	3,168,750
2,500,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	2,727,000
1,375,000	g	Cemex SAB de C.V.	7.375	06/05/27	1,556,733
2,500,000	g	Cemex SAB de C.V.	5.450	11/19/29	2,738,750
2,425,000	g	Cemex SAB de C.V.	3.875	07/11/31	2,366,800
1,439,000	g	Cleveland-Cliffs, Inc	9.875	10/17/25	1,685,860
725,000	g	Constellium SE	3.750	04/15/29	693,158
2,300,000	g	Corp Nacional del Cobre de Chile	3.625	08/01/27	2,485,103
2,000,000	g	Corp Nacional del Cobre de Chile	3.150	01/14/30	2,073,724
1,800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.700	01/30/50	1,803,681
5,805,000		DowDuPont, Inc	4.493	11/15/25	6,560,541
2,310,000		DowDuPont, Inc	4.725	11/15/28	2,684,902
500,000	g	Element Solutions, Inc	3.875	09/01/28	493,375
950,000	g	Enviva Partners LP	6.500	01/15/26	995,125
3,500,000	g	First Quantum Minerals Ltd	6.875	10/15/27	3,753,750
5,000,000		Freeport-McMoRan, Inc	5.450	03/15/43	6,015,000
1,200,000	g	Fresnillo plc	4.250	10/02/50	1,179,000
1,250,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	1,462,500
225,000	g	Hudbay Minerals, Inc	4.500	04/01/26	233,845
775,000	g	Hudbay Minerals, Inc	6.125	04/01/29	827,313
600,000	g	Industrias Penoles SAB de C.V.	4.150	09/12/29	652,182
750,000		International Paper Co	5.000	09/15/35	905,435
50,000		International Paper Co	8.700	06/15/38	78,382
1,500,000		International Paper Co	5.150	05/15/46	1,899,956
450,000		International Paper Co	4.350	08/15/48	520,104
2,875,000	g	Inversiones CMPC S.A.	4.375	04/04/27	3,161,666
1,700,000	g	Klabin Austria GmbH	5.750	04/03/29	1,903,150
1,300,000	g	Klabin Finance S.A.	4.875	09/19/27	1,420,367
1,750,000	g	MEGlobal Canada ULC	5.000	05/18/25	1,944,670
900,000	g	Metinvest BV	7.650	10/01/27	964,032
1,400,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	1,445,074
1,400,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	1,419,649
467,000		Mosaic Co	4.875	11/15/41	515,403
1,200,000		Newmont Corp	2.250	10/01/30	1,168,964
6,000,000	g	Nova Chemicals Corp	4.875	06/01/24	6,270,000
1,125,000		Nutrien Ltd	3.375	03/15/25	1,209,443
2,500,000		Nutrien Ltd	2.950	05/13/30	2,587,076
2,000,000	g	OCI NV	5.250	11/01/24	2,080,000
2,375,000	g	OCI NV	4.625	10/15/25	2,455,156
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,571,000
2,900,000	g	PolyOne Corp	5.750	05/15/25	3,081,250
2,425,000		Praxair, Inc	1.100	08/10/30	2,205,133
2,450,000	g	SABIC Capital II BV	4.500	10/10/28	2,801,830
260

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,475,000		Sasol Financing USA LLC	5.875%	03/27/24	$1,564,385
2,575,000		Sasol Financing USA LLC	4.375	09/18/26	2,626,886
2,450,000		Sherwin-Williams Co	2.300	05/15/30	2,412,937
2,200,000	g	Standard Industries, Inc	5.000	02/15/27	2,293,500
1,500,000		Suzano Austria GmbH	3.750	01/15/31	1,543,155
1,325,000	e,g	Suzano Austria GmbH	7.000	03/16/47	1,705,924
500,000	g	Tronox Finance plc	5.750	10/01/25	521,565
1,150,000	g	Tronox, Inc	4.625	03/15/29	1,151,438
2,675,000	g	UltraTech Cement Ltd	2.800	02/16/31	2,512,387
400,000	g	Univar Solutions USA, Inc	5.125	12/01/27	416,248
1,125,000	g	Volcan Cia Minera SAA	4.375	02/11/26	1,153,046
3,100,000		WRKCo, Inc	4.900	03/15/29	3,619,513
		TOTAL MATERIALS			131,423,223

MEDIA & ENTERTAINMENT - 2.7%
875,000		Activision Blizzard, Inc	3.400	09/15/26	956,432
1,100,000		Activision Blizzard, Inc	1.350	09/15/30	993,727
2,500,000	g	Arches Buyer, Inc	4.250	06/01/28	2,495,500
650,000	g	B2W Digital Lux Sarl	4.375	12/20/30	634,725
1,650,000	g	Banco Nacional de Panama	2.500	08/11/30	1,531,200
1,175,000	g	Cable Onda S.A.	4.500	01/30/30	1,247,815
3,500,000	g,i	Cape Lookout Re Ltd	4.165	02/25/22	3,516,100
500,000	e,g	CBS Radio, Inc	7.250	11/01/24	517,500
6,000,000	g	CCO Holdings LLC	5.125	05/01/27	6,343,890
1,800,000	g	CCO Holdings LLC	4.500	08/15/30	1,834,560
3,227,000		Charter Communications Operating LLC	4.464	07/23/22	3,365,614
1,700,000		Charter Communications Operating LLC	3.750	02/15/28	1,840,893
1,750,000		Charter Communications Operating LLC	4.200	03/15/28	1,929,001
1,465,000		Charter Communications Operating LLC	5.125	07/01/49	1,648,229
8,150,000		Charter Communications Operating LLC	4.800	03/01/50	8,742,630
4,750,000		Comcast Corp	2.350	01/15/27	4,958,260
1,625,000		Comcast Corp	3.300	02/01/27	1,773,117
5,000,000		Comcast Corp	4.150	10/15/28	5,722,163
4,025,000		Comcast Corp	2.650	02/01/30	4,120,311
2,300,000		Comcast Corp	1.500	02/15/31	2,133,846
2,975,000		Comcast Corp	3.200	07/15/36	3,102,513
1,000,000		Comcast Corp	3.900	03/01/38	1,123,208
755,000		Comcast Corp	6.400	05/15/38	1,079,441
11,975,000		Comcast Corp	2.800	01/15/51	10,979,994
500,000	g	Continuum Energy Levanter Pte Ltd	4.500	02/09/27	511,250
1,000,000		CSC Holdings LLC	6.750	11/15/21	1,026,250
5,000,000	g	CSC Holdings LLC	5.500	04/15/27	5,251,750
1,800,000	g	CSC Holdings LLC	5.750	01/15/30	1,895,841
446,000		Discovery Communications LLC	2.950	03/20/23	465,967
1,850,000		Discovery Communications LLC	3.625	05/15/30	1,979,740
2,000,000		Discovery Communications LLC	5.200	09/20/47	2,371,133
3,500,000		DISH DBS Corp	5.000	03/15/23	3,651,375
2,400,000	g	Gray Escrow, Inc	7.000	05/15/27	2,610,000
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,450,750
2,785,000		Grupo Televisa SAB	6.625	01/15/40	3,578,725
2,250,000	g	India Green Energy Holdings	5.375	04/29/24	2,337,039
1,275,000		Lamar Media Corp	3.750	02/15/28	1,273,406
3,000,000		Lamar Media Corp	4.875	01/15/29	3,127,500
1,000,000		Lamar Media Corp	4.000	02/15/30	997,220
261

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$825,000	g	Lamar Media Corp	3.625%	01/15/31	$796,991
1,275,000	g	LCPR Senior Secured Financing DAC	5.125	07/15/29	1,297,466
5,900,000	g	LUKOIL Securities BV	3.875	05/06/30	6,084,670
1,175,000	g	Match Group, Inc	4.625	06/01/28	1,200,568
1,000,000	g	Medco Bell Pte Ltd	6.375	01/30/27	1,003,000
2,445,000	g	Mexico Remittances Funding Fiduciary Estate Management Sarl	4.875	01/15/28	2,396,345
540,000		NBC Universal Media LLC	6.400	04/30/40	779,533
332,000	g	Nielsen Finance LLC	5.000	04/15/22	332,068
525,000	g	Outfront Media Capital LLC	4.250	01/15/29	505,428
1,525,000	g	Rackspace Technology Global, Inc	3.500	02/15/28	1,465,754
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,787,750
2,725,000	g	Sirius XM Radio, Inc	4.125	07/01/30	2,728,134
750,000		Smithsonian Institution	0.845	09/01/21	750,666
825,000		Smithsonian Institution	0.895	09/01/22	827,090
800,000		Smithsonian Institution	0.974	09/01/23	800,123
1,000,000		Smithsonian Institution	1.118	09/01/24	998,055
1,600,000		Smithsonian Institution	1.514	09/01/26	1,609,071
1,225,000	g	TEGNA, Inc	4.750	03/15/26	1,300,031
850,000		TEGNA, Inc	4.625	03/15/28	864,875
1,075,000	g	Telefonica Celular del Paraguay S.A.	5.875	04/15/27	1,138,156
800,000	g	Telenet Finance Luxembourg	5.500	03/01/28	839,962
1,500,000		Time Warner Cable LLC	5.875	11/15/40	1,862,765
475,000		Time Warner Cable LLC	4.500	09/15/42	507,685
850,000		ViacomCBS, Inc	2.900	01/15/27	893,440
525,000		ViacomCBS, Inc	3.375	02/15/28	557,912
600,000		ViacomCBS, Inc	5.850	09/01/43	766,325
125,000		Walt Disney Co	7.625	11/30/28	170,664
90,000		Walt Disney Co	6.550	03/15/33	124,619
3,400,000		Walt Disney Co	3.600	01/13/51	3,617,648
1,825,000		Weibo Corp	3.375	07/08/30	1,815,512
		TOTAL MEDIA & ENTERTAINMENT			145,940,921

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
850,000		AbbVie, Inc	2.850	05/14/23	886,617
2,625,000		AbbVie, Inc	3.800	03/15/25	2,867,916
7,200,000		AbbVie, Inc	2.950	11/21/26	7,665,701
6,150,000		AbbVie, Inc	3.200	11/21/29	6,542,199
3,850,000		AbbVie, Inc	4.050	11/21/39	4,310,484
1,450,000		AbbVie, Inc	4.400	11/06/42	1,685,324
580,000		AbbVie, Inc	4.450	05/14/46	668,258
4,850,000		AbbVie, Inc	4.250	11/21/49	5,487,949
1,500,000	g	Avantor Funding, Inc	4.625	07/15/28	1,566,540
300,000	g	Bausch Health Cos, Inc	5.750	08/15/27	322,875
295,000		Bristol-Myers Squibb Co	3.875	08/15/25	328,038
3,525,000		Bristol-Myers Squibb Co	3.400	07/26/29	3,852,172
6,350,000		Bristol-Myers Squibb Co	1.450	11/13/30	5,932,622
1,500,000		Bristol-Myers Squibb Co	4.250	10/26/49	1,766,813
800,000		Bristol-Myers Squibb Co	2.550	11/13/50	710,969
400,000	g	Emergent BioSolutions, Inc	3.875	08/15/28	391,000
475,000	g	Endo Luxembourg Finance Co I Sarl	6.125	04/01/29	479,156
1,075,000		Gilead Sciences, Inc	1.200	10/01/27	1,030,644
450,000		Gilead Sciences, Inc	4.000	09/01/36	493,363
3,900,000		Gilead Sciences, Inc	2.800	10/01/50	3,466,258
262

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$345,000	g	Horizon Pharma USA, Inc	5.500%	08/01/27	$368,288
600,000	g	Jaguar Holding Co II	4.625	06/15/25	625,980
425,000	g	Jaguar Holding Co II	5.000	06/15/28	442,638
975,000		Johnson & Johnson	2.900	01/15/28	1,054,237
900,000		Johnson & Johnson	3.400	01/15/38	987,033
1,450,000		Mylan, Inc	4.550	04/15/28	1,637,478
1,550,000	g	Royalty Pharma plc	2.200	09/02/30	1,479,150
6,950,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	6,698,328
600,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	580,299
3,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,868,750
1,250,000	g	Viatris, Inc	2.700	06/22/30	1,234,353
725,000	g	Viatris, Inc	3.850	06/22/40	741,937
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			69,173,369

REAL ESTATE - 1.7%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	390,126
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	500,164
1,650,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	1,949,098
1,125,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	1,022,853
1,200,000		American Tower Corp	3.000	06/15/23	1,262,731
875,000		American Tower Corp	5.000	02/15/24	976,337
1,425,000		American Tower Corp	2.950	01/15/25	1,515,267
475,000		American Tower Corp	3.375	10/15/26	513,687
1,200,000		American Tower Corp	3.600	01/15/28	1,295,696
2,200,000		American Tower Corp	3.800	08/15/29	2,395,261
4,100,000		American Tower Corp	2.900	01/15/30	4,167,861
2,975,000		American Tower Corp	1.875	10/15/30	2,783,159
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,025,114
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,893,411
350,000		Brixmor Operating Partnership LP	2.250	04/01/28	343,425
850,000		Corporate Office Properties LP	2.750	04/15/31	821,931
775,000		Crown Castle International Corp	3.650	09/01/27	844,545
1,050,000		Crown Castle International Corp	3.800	02/15/28	1,143,852
2,225,000		Crown Castle International Corp	2.250	01/15/31	2,138,553
3,525,000		Crown Castle International Corp	2.100	04/01/31	3,328,217
1,850,000	g	Cushman & Wakefield US Borrower LLC	6.750	05/15/28	2,000,312
625,000		Digital Realty Trust LP	3.700	08/15/27	688,998
625,000		Duke Realty LP	4.000	09/15/28	693,268
1,150,000		Equinix, Inc	2.150	07/15/30	1,093,352
775,000		Essex Portfolio LP	3.375	01/15/23	806,341
2,500,000		Essex Portfolio LP	3.000	01/15/30	2,561,322
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,626,851
1,500,000		Healthcare Realty Trust, Inc	3.625	01/15/28	1,612,065
525,000		Healthcare Realty Trust, Inc	2.400	03/15/30	511,089
550,000		Healthcare Realty Trust, Inc	2.050	03/15/31	515,782
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,338,179
3,750,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	3,869,842
375,000		Highwoods Realty LP	3.875	03/01/27	405,866
725,000		Highwoods Realty LP	4.125	03/15/28	784,451
700,000		Highwoods Realty LP	4.200	04/15/29	760,175
4,079,000		Highwoods Realty LP	2.600	02/01/31	3,984,169
1,225,000	g	Howard Hughes Corp	4.125	02/01/29	1,197,707
1,300,000	g	Howard Hughes Corp	4.375	02/01/31	1,273,188
263

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$460,000		Hudson Pacific Properties LP	3.950%	11/01/27	$493,018
1,400,000		Kennedy-Wilson, Inc	4.750	03/01/29	1,417,500
1,475,000		Kennedy-Wilson, Inc	5.000	03/01/31	1,493,806
250,000		Life Storage LP	2.200	10/15/30	236,152
575,000	g	MGM Growth Properties Operating Partnership LP	4.625	06/15/25	606,453
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,620,927
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,081,909
850,000		Mid-America Apartments LP	4.000	11/15/25	943,146
1,750,000		Mid-America Apartments LP	3.600	06/01/27	1,904,110
3,925,000		Mid-America Apartments LP	2.750	03/15/30	3,962,571
1,625,000		Mid-America Apartments LP	1.700	02/15/31	1,492,860
550,000		National Retail Properties, Inc	4.000	11/15/25	603,977
600,000		National Retail Properties, Inc	3.600	12/15/26	650,353
875,000		Regency Centers LP	3.900	11/01/25	955,983
925,000		Regency Centers LP	3.600	02/01/27	1,001,217
1,650,000		Regency Centers LP	2.950	09/15/29	1,678,323
1,700,000		Retail Properties of America, Inc	4.750	09/15/30	1,799,317
3,950,000	g	SBA Communications Corp	3.125	02/01/29	3,796,543
603,000		SITE Centers Corp	3.625	02/01/25	629,685
3,820,000		SITE Centers Corp	4.250	02/01/26	4,075,298
650,000		SITE Centers Corp	4.700	06/01/27	709,966
2,750,000	g	Trust F/1401	5.250	01/30/26	3,038,750
4,000,000	g	VICI Properties LP	4.125	08/15/30	4,034,800
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,188,523
450,000		Weingarten Realty Investors	3.500	04/15/23	471,013
400,000		Weingarten Realty Investors	4.450	01/15/24	432,893
925,000		Weingarten Realty Investors	3.850	06/01/25	994,164
300,000		Weingarten Realty Investors	3.250	08/15/26	314,302
		TOTAL REAL ESTATE			97,661,804

RETAILING - 0.7%
1,800,000		AutoNation, Inc	3.800	11/15/27	1,963,521
1,950,000		AutoZone, Inc	1.650	01/15/31	1,785,106
300,000		Chevron USA, Inc	3.900	11/15/24	330,324
400,000		Chevron USA, Inc	3.850	01/15/28	445,713
975,000		Chevron USA, Inc	5.050	11/15/44	1,236,771
6,250,000	g	JSM Global Sarl	4.750	10/20/30	6,265,687
925,000	g	L Brands, Inc	6.625	10/01/30	1,056,165
250,000	g	Lithia Motors, Inc	5.250	08/01/25	257,500
2,175,000	g	Lithia Motors, Inc	4.625	12/15/27	2,259,281
790,000		O’Reilly Automotive, Inc	3.550	03/15/26	862,619
1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,530,379
1,225,000		O’Reilly Automotive, Inc	4.200	04/01/30	1,377,154
1,400,000		O’Reilly Automotive, Inc	1.750	03/15/31	1,293,476
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	2,207,312
1,475,000	g	Prosus NV	3.680	01/21/30	1,522,400
2,000,000	g	Prosus NV	3.832	02/08/51	1,756,550
5,000,000	g	Staples, Inc	7.500	04/15/26	5,273,750
4,750,000		Target Corp	2.350	02/15/30	4,815,750
		TOTAL RETAILING			36,239,458

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
4,600,000		Broadcom, Inc	4.150	11/15/30	4,965,057
264

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,003,000	g	Broadcom, Inc	3.469%	04/15/34	$2,009,848
1,500,000	g	Broadcom, Inc	3.500	02/15/41	1,436,615
1,325,000		Intel Corp	3.734	12/08/47	1,427,279
700,000		Lam Research Corp	3.750	03/15/26	775,877
775,000		Lam Research Corp	4.000	03/15/29	877,639
325,000		Lam Research Corp	1.900	06/15/30	314,981
325,000		Lam Research Corp	2.875	06/15/50	309,803
1,425,000	g	NXP BV	3.875	06/18/26	1,568,473
725,000	g	NXP BV	3.400	05/01/30	765,566
700,000		Texas Instruments, Inc	2.625	05/15/24	741,855
775,000		Texas Instruments, Inc	4.150	05/15/48	922,018
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			16,115,011

SOFTWARE & SERVICES - 0.7%
2,975,000		Adobe, Inc	2.300	02/01/30	3,008,628
2,000,000		Baidu, Inc	2.875	07/06/22	2,048,467
1,275,000		Baidu, Inc	4.375	05/14/24	1,398,647
550,000	g	Black Knight InfoServ LLC	3.625	09/01/28	540,436
925,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	929,856
425,000	g	Camelot Finance S.A.	4.500	11/01/26	439,416
1,425,000		Fidelity National Information Services, Inc	2.250	03/01/31	1,400,085
3,650,000		Fiserv, Inc	2.750	07/01/24	3,857,016
5,075,000		Fiserv, Inc	3.500	07/01/29	5,473,891
900,000	g	Gartner, Inc	3.750	10/01/30	892,557
1,425,000		Global Payments, Inc	2.650	02/15/25	1,497,218
3,075,000		Global Payments, Inc	3.200	08/15/29	3,238,625
1,625,000	g	j2 Global, Inc	4.625	10/15/30	1,641,250
3,000,000		Microsoft Corp	2.400	08/08/26	3,171,763
1,165,000		Microsoft Corp	3.300	02/06/27	1,285,820
279,000		Microsoft Corp	2.525	06/01/50	254,050
1,651,000		Microsoft Corp	2.921	03/17/52	1,626,321
1,375,000	g	Open Text Corp	5.875	06/01/26	1,421,406
550,000	g	Open Text Holdings, Inc	4.125	02/15/30	557,530
1,125,000	g	Presidio Holdings, Inc	4.875	02/01/27	1,153,148
650,000		salesforce.com, Inc	3.700	04/11/28	725,991
2,400,000		Twilio, Inc	3.625	03/15/29	2,429,592
550,000		Visa, Inc	2.700	04/15/40	538,632
		TOTAL SOFTWARE & SERVICES			39,530,345

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
2,025,000		Amphenol Corp	2.800	02/15/30	2,076,154
5,575,000		Apple, Inc	2.450	08/04/26	5,873,218
10,350,000		Apple, Inc	2.050	09/11/26	10,715,246
1,000,000		Apple, Inc	3.850	05/04/43	1,131,006
875,000		Apple, Inc	4.650	02/23/46	1,087,979
1,797,000		Broadcom Corp	3.875	01/15/27	1,951,371
1,646,000	g	CommScope Technologies LLC	6.000	06/15/25	1,679,002
525,000		Corning, Inc	4.375	11/15/57	573,385
2,400,000	g	Dell International LLC	5.300	10/01/29	2,807,429
875,000		Flex Ltd	4.875	06/15/29	987,320
1,500,000	g	Lenovo Group Ltd	3.421	11/02/30	1,506,111
2,425,000	g	NCR Corp	5.000	10/01/28	2,449,250
975,000	g	Sensata Technologies BV	4.000	04/15/29	992,579
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	492,423
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			34,322,473
265

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 2.3%
$3,420,000		AT&T, Inc	4.300	02/15/30	$3,850,139
2,500,000		AT&T, Inc	2.250	02/01/32	2,377,845
6,563,000	g	AT&T, Inc	2.550	12/01/33	6,230,852
2,085,000		AT&T, Inc	4.500	05/15/35	2,351,599
2,050,000		AT&T, Inc	3.300	02/01/52	1,846,327
8,025,000	g	AT&T, Inc	3.550	09/15/55	7,343,729
7,592,000	g	AT&T, Inc	3.800	12/01/57	7,222,927
7,083,000	g	AT&T, Inc	3.650	09/15/59	6,474,348
3,875,000	g	Avaya, Inc	6.125	09/15/28	4,113,564
3,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	3,221,079
5,000,000	g	Bharti Airtel Ltd	3.250	06/03/31	4,881,614
1,325,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	1,402,844
3,200,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	3,412,000
1,000,000	g	CommScope, Inc	6.000	03/01/26	1,053,685
975,000	g	Kenbourne Invest S.A.	4.700	01/22/28	1,002,300
1,300,000	e,g	Liquid Telecommunications Financing PLC	5.500	09/04/26	1,364,495
2,268,000	g	Millicom International Cellular S.A.	5.125	01/15/28	2,383,214
1,175,000	g	Millicom International Cellular S.A.	4.500	04/27/31	1,222,000
2,150,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,403,495
2,000,000	g	Network i2i Ltd	5.650	N/A‡	2,115,000
2,600,000	g	Network i2i Ltd	3.975	N/A‡	2,606,500
500,000		Orange S.A.	5.375	01/13/42	647,552
1,150,000		Rogers Communications, Inc	3.700	11/15/49	1,141,870
1,875,000		Telefonica Emisiones SAU	4.103	03/08/27	2,096,521
2,300,000		T-Mobile USA, Inc	2.250	02/15/26	2,316,537
3,000,000		T-Mobile USA, Inc	2.625	02/15/29	2,913,120
8,650,000	g	T-Mobile USA, Inc	3.875	04/15/30	9,388,364
6,350,000	g	T-Mobile USA, Inc	2.550	02/15/31	6,221,031
2,000,000		T-Mobile USA, Inc	2.875	02/15/31	1,933,000
750,000	g	T-Mobile USA, Inc	3.000	02/15/41	696,113
725,000	g	T-Mobile USA, Inc	4.500	04/15/50	814,095
3,000,000	g	T-Mobile USA, Inc	3.300	02/15/51	2,803,710
1,200,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	1,204,707
146,000		Verizon Communications, Inc	3.376	02/15/25	158,361
225,000		Verizon Communications, Inc	3.875	02/08/29	250,301
950,000	g	Verizon Communications, Inc	1.680	10/30/30	881,349
750,000		Verizon Communications, Inc	1.750	01/20/31	698,426
9,113,000		Verizon Communications, Inc	4.272	01/15/36	10,300,277
11,300,000		Verizon Communications, Inc	2.875	11/20/50	10,043,235
3,200,000		Vodafone Group plc	4.250	09/17/50	3,514,715
740,000		Vodafone Group plc	7.000	04/04/79	892,422
1,325,000	g	Zayo Group Holdings, Inc	4.000	03/01/27	1,301,813
		TOTAL TELECOMMUNICATION SERVICES			129,097,075

TRANSPORTATION - 0.8%
3,600,000	g	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	3,413,161
2,925,000	g	American Airlines, Inc	5.500	04/20/26	3,044,018
2,300,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	2,224,610
5,500,000		Canadian Pacific Railway Co	2.050	03/05/30	5,313,439
2,500,000	g	Cargo Aircraft Management, Inc	4.750	02/01/28	2,581,250
1,990,000		CSX Corp	3.250	06/01/27	2,163,928
266

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$700,000		CSX Corp	3.800%	03/01/28	$776,891
4,015,000		CSX Corp	4.250	03/15/29	4,559,927
1,950,000		Delta Air Lines, Inc	2.900	10/28/24	1,949,825
2,575,000	g	Delta Air Lines, Inc	7.000	05/01/25	2,966,291
1,275,000	g	Delta Air Lines, Inc	4.500	10/20/25	1,360,933
1,375,000		Delta Air Lines, Inc	3.750	10/28/29	1,340,670
1,000,000	g	DP World Ltd	5.625	09/25/48	1,172,020
200,000	g	Hawaiian Brand Intellectual Property Ltd	5.750	01/20/26	212,520
775,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	819,562
1,175,000	g	Mileage Plus Holdings LLC	6.500	06/20/27	1,288,094
1,550,000		Union Pacific Corp	3.950	09/10/28	1,736,633
2,275,000		Union Pacific Corp	3.839	03/20/60	2,417,863
		TOTAL TRANSPORTATION			39,341,635

UTILITIES - 3.4%
3,000,000	g	Adani Green Energy UP Ltd	6.250	12/10/24	3,300,879
325,000		AEP Transmission Co LLC	3.100	12/01/26	351,243
350,000		AEP Transmission Co LLC	4.000	12/01/46	384,166
700,000		Alabama Power Co	4.150	08/15/44	776,286
1,850,000		Ameren Corp	3.650	02/15/26	2,018,011
525,000		American Water Capital Corp	3.000	12/01/26	562,716
1,927,000		American Water Capital Corp	2.800	05/01/30	1,981,804
500,000		American Water Capital Corp	4.000	12/01/46	544,545
900,000		American Water Capital Corp	3.750	09/01/47	959,832
400,000		American Water Capital Corp	3.450	05/01/50	404,451
3,100,000		Atmos Energy Corp	1.500	01/15/31	2,831,707
250,000		Atmos Energy Corp	4.125	10/15/44	273,947
800,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	846,469
1,325,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,417,262
1,650,000		Baltimore Gas & Electric Co	3.200	09/15/49	1,602,174
7,100,000		Berkshire Hathaway Energy Co	1.650	05/15/31	6,600,522
925,000		Black Hills Corp	4.250	11/30/23	1,003,319
325,000		Black Hills Corp	3.150	01/15/27	346,814
5,025,000	g	Calpine Corp	3.750	03/01/31	4,789,327
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	368,294
525,000	g	Clearway Energy Operating LLC	4.750	03/15/28	546,205
1,000,000		CMS Energy Corp	3.600	11/15/25	1,088,048
3,050,000		CMS Energy Corp	4.750	06/01/50	3,294,000
200,000		Commonwealth Edison Co	5.900	03/15/36	266,218
1,225,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	1,287,924
3,375,000	h	Dominion Energy, Inc	3.300	04/15/41	3,322,299
750,000		Dominion Resources, Inc	2.000	08/15/21	753,457
3,275,000		DTE Electric Co	2.250	03/01/30	3,266,210
1,175,000		Duke Energy Corp	1.800	09/01/21	1,180,729
1,175,000		Duke Energy Corp	3.750	09/01/46	1,181,670
5,000,000		Duke Energy Florida LLC	3.400	10/01/46	5,086,839
4,000,000		Edison International	5.375	N/A‡	4,055,200
2,525,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,556,563
2,000,000		Enel Chile S.A.	4.875	06/12/28	2,316,000
6,000,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	5,902,560
3,450,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	3,746,713
900,000		Eversource Energy	1.650	08/15/30	834,692
6,775,000		Exelon Corp	4.050	04/15/30	7,549,242
1,850,000		Exelon Generation Co LLC	3.400	03/15/22	1,896,475
267

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$1,425,000		Florida Power & Light Co	3.990%	03/01/49	$1,638,946
UGX	6,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	1,465,359
	$750,000		Indiana Michigan Power Co	3.750	07/01/47	783,864
	3,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	3,325,171
	1,525,000	g	Kallpa Generacion SA	4.125	08/16/27	1,624,125
	2,400,000	g	Korea Southern Power Co Ltd	0.750	01/27/26	2,322,336
	775,000		MidAmerican Energy Co	3.650	04/15/29	859,686
	1,550,000		MidAmerican Energy Co	3.650	08/01/48	1,639,109
	3,000,000	g	NBK Tier Financing Ltd	3.625	N/A‡	2,953,941
	1,000,000		Nevada Power Co	5.450	05/15/41	1,287,272
	885,000		NextEra Energy Capital Holdings, Inc	3.250	04/01/26	956,701
	6,050,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	5,919,347
	50,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	52,750
	1,700,000		NiSource, Inc	3.490	05/15/27	1,844,665
	1,400,000		NiSource, Inc	3.600	05/01/30	1,517,404
	6,825,000		NiSource, Inc	1.700	02/15/31	6,321,448
	1,400,000		Northern States Power Co	3.600	09/15/47	1,495,925
	165,000		NRG Energy, Inc	6.625	01/15/27	171,600
	2,475,000	g	NRG Energy, Inc	2.450	12/02/27	2,460,070
	1,350,000		NRG Energy, Inc	5.750	01/15/28	1,434,375
	500,000		NSTAR Electric Co	3.950	04/01/30	561,855
	1,550,000		Ohio Power Co	4.150	04/01/48	1,736,399
	1,550,000		Ohio Power Co	4.000	06/01/49	1,730,803
	575,000		ONE Gas, Inc	3.610	02/01/24	612,983
	600,000	g	Pattern Energy Operations LP	4.500	08/15/28	609,750
	825,000		PECO Energy Co	3.000	09/15/49	789,744
	2,325,000		PECO Energy Co	2.800	06/15/50	2,165,392
	2,000,000	g	Pelabuhan Indonesia III PT	4.875	10/01/24	2,193,500
	2,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	2,148,440
	1,800,000	g	Perusahaan Listrik Negara PT	5.450	05/21/28	2,081,250
	1,042,000	g,o	Petra Diamonds US Treasury plc	10.500	03/08/26	1,010,740
	50,000		Potomac Electric Power Co	7.900	12/15/38	77,663
	2,500,000	g	Promigas S.A. ESP	3.750	10/16/29	2,541,250
	4,000,000		Public Service Co of Colorado	1.875	06/15/31	3,826,387
	550,000		Public Service Co of Colorado	4.750	08/15/41	643,073
	1,600,000		Public Service Co of Colorado	4.050	09/15/49	1,828,074
	275,000		Public Service Co of Colorado	3.200	03/01/50	275,579
	2,500,000	g	Rumo Luxembourg Sarl	5.250	01/10/28	2,628,050
	3,000,000	g	Saka Energi Indonesia PT	4.450	05/05/24	2,647,500
	8,400,000		Sempra Energy	4.875	N/A‡	8,988,000
	2,501,604	g	Solar Star Funding LLC	3.950	06/30/35	2,568,159
	1,325,000		Southern Co	4.400	07/01/46	1,475,497
	10,000,000		Southern Co	4.000	01/15/51	10,552,500
	1,800,000		Southern Co Gas Capital Corp	3.875	11/15/25	1,988,392
	625,000		Southern Co Gas Capital Corp	4.400	06/01/43	676,907
	425,000		Southern Co Gas Capital Corp	3.950	10/01/46	439,821
	2,500,000	g	Talen Energy Supply LLC	7.625	06/01/28	2,531,250
	1,700,000	g	UEP Penonome II S.A.	6.500	10/01/38	1,712,767
	650,000		Virginia Electric & Power Co	2.950	11/15/26	696,771
	650,000		Virginia Electric & Power Co	3.500	03/15/27	712,567
	775,000		Virginia Electric & Power Co	3.800	09/15/47	842,153
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	928,902
	575,000		Xcel Energy, Inc	3.350	12/01/26	622,908
	215,000		Xcel Energy, Inc	4.800	09/15/41	253,296
268

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

			TOTAL UTILITIES			$186,667,228

			TOTAL CORPORATE BONDS			2,331,472,425
			(Cost $2,266,608,950)

GOVERNMENT BONDS - 34.9%

AGENCY SECURITIES - 0.1%
	$2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,714,775
			TOTAL AGENCY SECURITIES			2,714,775

FOREIGN GOVERNMENT BONDS - 3.7%
	3,850,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	3,666,509
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,593,903
	41,622		Argentina Republic Government International Bond	1.000	07/09/29	14,922
	1,197,950		Argentina Republic Government International Bond (Step Bond)	0.125	07/09/30	400,774
INR	70,000,000		Asian Development Bank	6.200	10/06/26	974,167
	$550,000	g	Banque Ouest Africaine de Developpement	5.000	07/27/27	607,105
	3,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	3,191,880
EUR	1,575,000	g	Banque Ouest Africaine de Developpement	2.750	01/22/33	1,899,154
	$287,000	g	Barbados Government International Bond	6.500	10/01/29	291,305
	4,000,000	g	Bermuda Government International Bond	3.717	01/25/27	4,340,000
	4,310,000	g	Bermuda Government International Bond	4.750	02/15/29	4,984,084
	550,000	g	Bermuda Government International Bond	2.375	08/20/30	537,625
	1,500,000	e,g	BNG Bank NV	1.500	10/16/24	1,546,442
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/27	937,374
	$1,450,000		Brazilian Government International Bond	3.875	06/12/30	1,406,660
	3,100,000		Brazilian Government International Bond	5.625	02/21/47	3,156,947
	1,500,000		Brazilian Government International Bond	4.750	01/14/50	1,362,105
	3,575,000		Chile Government International Bond	2.550	01/27/32	3,602,528
	1,700,000		Chile Government International Bond	3.500	01/25/50	1,728,815
CNY	8,950,000		China Government Bond	2.880	11/05/23	1,366,781
	3,250,000		China Government Bond	3.270	11/19/30	498,987
	3,300,000		China Government Bond	3.810	09/14/50	512,499
	$3,000,000		Colombia Government International Bond	5.000	06/15/45	3,196,230
	1,500,000		Colombia Government International Bond	3.875	02/15/61	1,344,375
	1,850,000	g	Costa Rica Government International Bond	5.625	04/30/43	1,609,500
	750,000	g	Development Bank of Japan, Inc	0.500	03/04/24	748,151
DOP	81,200,000	g	Dominican Republic Government International Bond	8.900	02/15/23	1,472,625
	90,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	1,706,147
	160,000,000	g	Dominican Republic Government International Bond	12.000	03/05/32	3,516,908
	$3,000,000	g	Dominican Republic Government International Bond	4.875	09/23/32	3,060,000
	3,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	3,169,500
	170,283	g	Ecuador Government International Bond	0.000	07/31/30	68,115
	496,125	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	288,998
269

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$1,300,162	g	Ecuador Government International Bond (Step Bond)	0.500%	07/31/35	$591,574
	595,875	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/40	257,716
EUR	1,400,000	g	Egypt Government International Bond	5.625	04/16/30	1,629,795
	$1,625,000	g	Egypt Government International Bond	5.875	02/16/31	1,518,518
	2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,452,397
	2,250,000	g	Egypt Government International Bond	8.875	05/29/50	2,287,855
	1,200,000	g	El Salvador Government International Bond	7.625	02/01/41	1,155,000
	1,375,000	g	Export-Import Bank of India	3.875	02/01/28	1,465,134
	2,625,000	e,g	Export-Import Bank of India	2.250	01/13/31	2,388,791
	2,200,000	g	Ghana Government International Bond	8.125	03/26/32	2,119,431
	1,675,000	g	Guatemala Government International Bond	4.375	06/05/27	1,792,250
	1,200,000	g	Guatemala Government International Bond	6.125	06/01/50	1,389,012
	1,925,000	g	Honduras Government International Bond	5.625	06/24/30	2,011,625
	3,775,000	g	Indonesia Government International Bond	4.625	04/15/43	4,177,361
	2,056,250	g	Iraq Government International Bond	5.800	01/15/28	1,942,210
	3,100,000		Israel Government International Bond	3.250	01/17/28	3,415,234
	2,175,000		Israel Government International Bond	4.125	01/17/48	2,501,250
EUR	125,000	g	Ivory Coast Government International Bond	4.875	01/30/32	142,729
	$1,060,417	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,058,778
	3,025,000		Jamaica Government International Bond	8.000	03/15/39	4,144,250
	2,500,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	2,670,274
	1,750,000	g	Jordan Government International Bond	4.950	07/07/25	1,795,664
	550,000	g	Kazakhstan Government International Bond	4.875	10/14/44	660,880
	2,500,000	g	Kenya Government International Bond	7.000	05/22/27	2,649,376
	1,560,000	g	Kommunalbanken AS.	2.750	02/05/24	1,660,887
	1,500,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,556,090
	3,550,000	g	Kuwait Government International Bond	2.750	03/20/22	3,626,223
MYR	3,800,000		Malaysia Government Bond	3.828	07/05/34	909,608
MXN	34,000,000		Mexican Bonos	7.750	05/29/31	1,772,352
	$2,200,000		Mexico Government International Bond	4.150	03/28/27	2,439,382
	2,075,000		Mexico Government International Bond	3.250	04/16/30	2,092,409
	1,859,000		Mexico Government International Bond	6.050	01/11/40	2,231,339
	500,000	g	Mongolia Government International Bond	5.125	04/07/26	533,099
	1,025,000	g	Morocco Government International Bond	3.000	12/15/32	958,412
	2,575,000	g	Morocco Government International Bond	5.500	12/11/42	2,832,500
	525,000	g	Morocco Government International Bond	4.000	12/15/50	462,527
	1,400,000	g	Namibia Government International Bond	5.250	10/29/25	1,464,999
	1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,525,119
	2,425,000	g	Nigeria Government International Bond	6.500	11/28/27	2,496,455
	750,000	g	Oman Government International Bond	6.750	10/28/27	826,399
	1,000,000	g	Oman Government International Bond	6.250	01/25/31	1,043,314
	1,500,000	g	Oman Government International Bond	7.375	10/28/32	1,659,619
	3,000,000		Panama Government International Bond	4.300	04/29/53	3,217,020
	1,600,000		Panama Notas del Tesoro	3.750	04/17/26	1,715,840
	925,000	g	Paraguay Government International Bond	4.700	03/27/27	1,031,384
	1,475,000	g	Paraguay Government International Bond	5.400	03/30/50	1,661,602
	3,400,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	3,684,070
	3,350,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	3,756,389
PEN	6,775,000	g	Peruvian Government International Bond	5.400	08/12/34	1,762,684
	$324,058	g	Petroamazonas EP	4.625	12/06/21	294,893
	1,900,000		Philippine Government International Bond	2.950	05/05/45	1,770,941
270

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$1,650,000	†,g	Provincia de Buenos Aires		7.875%	06/15/27	$629,063
	1,500,000	g	Provincia de Mendoza Argentina (Step Bond)		2.750	03/19/29	862,500
	700,000	g	Qatar Government International Bond		3.400	04/16/25	760,296
	1,375,000	g	Qatar Government International Bond		3.750	04/16/30	1,534,079
	2,000,000	g	Qatar Government International Bond		4.400	04/16/50	2,307,226
GHS	8,800,000		Republic of Ghana Government Bonds		16.500	02/06/23	1,514,476
	$5,000,000		Republic of Italy Government International Bond		4.000	10/17/49	5,116,485
UZS	5,320,000,000	g	Republic of Uzbekistan Bond		14.500	11/25/23	507,107
	$675,000	g	Republic of Uzbekistan Bond		3.700	11/25/30	653,950
	2,150,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	2,262,799
	2,750,000	g	Romanian Government International Bond		4.375	08/22/23	2,983,883
	1,425,000	g	Romanian Government International Bond		4.000	02/14/51	1,369,012
RUB	74,000,000		Russian Federal Bond-OFZ		6.000	10/06/27	940,340
	$1,600,000	g	Russian Foreign Bond - Eurobond		5.100	03/28/35	1,840,320
	1,175,000	g	Saudi Government International Bond		4.500	04/17/30	1,351,856
	2,000,000	g	Saudi Government International Bond		3.750	01/21/55	1,958,200
	1,225,000	g	Serbia International Bond		2.125	12/01/30	1,126,746
	2,350,000		South Africa Government International Bond		4.300	10/12/28	2,308,371
ZAR	9,000,000		South Africa Government International Bond		7.000	02/28/31	497,683
	9,300,000		South Africa Government International Bond		8.750	01/31/44	493,382
	$2,800,000		South Africa Government International Bond		5.375	07/24/44	2,543,632
	2,050,000		State of Israel		3.375	01/15/50	2,071,484
	2,400,000		State of Israel		3.800	05/13/60	2,552,778
THB	37,000,000		Thailand Government International Bond		3.300	06/17/38	1,294,743
	$1,000,000		Turkey Government International Bond		5.950	01/15/31	903,770
EUR	2,275,000	g	Ukraine Government International Bond		4.375	01/27/30	2,441,526
UYU	59,000,000	g	Uruguay Government International Bond		9.875	06/20/22	1,388,351
	$2,925,000		Uruguay Government International Bond		4.125	11/20/45	3,254,297
	700,000		Uruguay Government International Bond		5.100	06/18/50	867,202
	3,000,000	†,g	Zambia Government International Bond		8.500	04/14/24	1,710,516
			TOTAL FOREIGN GOVERNMENT BONDS				206,049,848

MORTGAGE BACKED - 22.0%
	55		Federal Home Loan Mortgage Corp (FHLMC)		8.250	07/15/21	55
	56		FHLMC		7.000	04/15/22	57
	2,632,000		FHLMC		3.000	10/15/33	2,854,287
	2,924,391		FHLMC		3.500	08/15/43	3,017,998
	3,124,580		FHLMC		3.500	03/15/44	3,279,165
	2,769,558	i	FHLMC	LIBOR 1 M + 5.920%	5.814	03/15/44	512,062
	8,453,344		FHLMC		4.000	10/01/47	9,285,816
	452,962		FHLMC		4.000	06/01/48	497,046
	5,341,912	i	FHLMC	LIBOR 1 M + 9.920%	9.750	06/15/48	6,055,492
	281,346		FHLMC		4.000	07/01/48	307,408
	3,961,533	i	FHLMC	LIBOR 1 M + 9.840%	9.670	10/15/48	4,725,475
	62,304,223		FHLMC		3.000	11/01/49	65,865,503
	9,567,335		FHLMC		2.000	09/25/50	1,159,709
	13,097,601		FHLMC		2.500	11/25/50	2,203,399
	17,045,509		FHLMC		2.500	02/25/51	2,786,760
	981		Federal Home Loan Mortgage Corp Gold (FGLMC)		8.000	01/01/31	1,006
	170,539		FGLMC		7.000	12/01/33	197,021
	25,905		FGLMC		4.500	10/01/34	28,683
271

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$47,537		FGLMC	7.000%	05/01/35	$54,089
1,622,631		FGLMC	5.000	06/01/36	1,887,444
872,581		FGLMC	4.500	10/01/44	980,951
115,472		FGLMC	4.500	11/01/44	129,673
166,101		FGLMC	4.500	11/01/44	185,352
85,455		FGLMC	4.500	12/01/44	94,573
129,177		FGLMC	4.500	12/01/44	145,223
774,365		FGLMC	3.500	04/01/45	840,863
3,132,650		FGLMC	3.500	08/01/45	3,409,929
6,435,656		FGLMC	3.500	10/01/45	6,982,965
4,341,728		FGLMC	4.000	12/01/45	4,814,986
15,750,596		FGLMC	3.500	08/01/46	17,037,160
15,823,947		FGLMC	3.000	02/01/47	16,737,742
2,095,888		FGLMC	4.500	06/01/47	2,353,333
2,347,439		FGLMC	4.000	09/01/47	2,588,172
2,447,405		FGLMC	3.500	12/01/47	2,643,541
26,130,363		FGLMC	3.500	03/01/48	28,194,444
7,956,435		FGLMC	4.000	03/01/48	8,737,737
1,996,219		FGLMC	4.000	07/01/48	2,181,914
15,393,848		FGLMC	4.500	08/01/48	17,145,595
664		Federal National Mortgage Association (FNMA)	7.000	07/01/22	668
367		FNMA	6.500	07/25/22	378
1,375		FNMA	9.000	11/01/25	1,495
15,686		FNMA	7.000	05/01/26	17,160
48,880		FNMA	7.000	07/25/26	53,769
1,308		FNMA	7.500	01/01/29	1,445
654		FNMA	7.500	02/01/30	746
182,280		FNMA	6.500	12/01/31	205,177
301,840		FNMA	6.000	04/01/32	337,999
1,901,530		FNMA	3.500	05/01/32	2,054,872
218,495		FNMA	7.000	07/01/32	256,120
65,992		FNMA	7.000	07/01/32	76,337
46,850		FNMA	7.000	07/01/32	54,385
1,885,013		FNMA	3.500	11/01/32	2,033,356
49,346		FNMA	4.500	10/01/33	54,896
42,331		FNMA	6.000	03/01/34	46,575
2,221,264		FNMA	5.000	05/01/35	2,578,280
156,052		FNMA	5.000	06/25/35	161,377
1,285,814		FNMA	5.000	10/01/35	1,494,805
964,115		FNMA	5.000	02/01/36	1,121,540
56,000,000	h	FNMA	2.000	04/25/36	57,471,261
15,000,000	h	FNMA	2.500	05/25/32	15,599,414
1,237,338		FNMA	6.500	08/01/37	1,413,673
64,830		FNMA	6.000	09/01/37	73,939
758,057		FNMA	5.500	11/01/38	890,914
768,189		FNMA	5.500	03/01/39	898,848
732,285		FNMA	6.000	09/01/39	875,122
11,095,805		FNMA	3.000	05/01/40	11,623,609
3,902,660		FNMA	3.500	05/01/40	4,140,286
410,489		FNMA	5.000	09/01/40	474,211
597,373		FNMA	5.000	05/01/41	694,964
4,708,235		FNMA	4.000	09/01/42	5,161,222
469,243	i	FNMA	3.057	12/25/42	173,444
1,322,414		FNMA	3.000	04/25/43	1,371,881
272

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,740,180	i	FNMA	LIBOR 1 M + 5.950%	5.841%	09/25/43	$878,311
3,278,413		FNMA		4.000	01/01/44	3,628,888
1,163,900		FNMA		4.500	02/01/44	1,306,274
196,294		FNMA		4.500	03/01/44	224,279
985,034		FNMA		4.500	06/01/44	1,105,705
2,938,034		FNMA		4.500	10/01/44	3,298,996
589,817		FNMA		4.000	11/01/44	646,495
829,555		FNMA		5.000	11/01/44	957,130
858,180		FNMA		4.000	01/01/45	945,809
4,230,820		FNMA		3.000	02/25/45	4,412,356
3,100,793		FNMA		3.000	02/25/45	3,196,015
182,078		FNMA		3.500	03/01/45	196,042
156,429		FNMA		3.500	03/01/45	169,609
359,175		FNMA		4.500	03/01/45	403,365
2,297,924		FNMA		3.000	03/25/45	2,379,915
3,048,987		FNMA		3.500	04/25/45	3,163,140
1,999,975		FNMA		3.500	05/01/45	2,176,016
6,049,988		FNMA		4.000	06/01/45	6,685,611
2,372,203		FNMA		4.000	12/01/45	2,623,055
684,791		FNMA		4.000	12/01/45	749,999
5,789,005		FNMA		3.000	12/25/45	6,004,962
951,599		FNMA		3.500	01/01/46	1,028,402
5,280,775		FNMA		4.000	01/01/46	5,823,760
3,001,349		FNMA		4.000	03/01/46	3,302,168
503,705		FNMA		3.500	06/01/46	545,002
4,876,802		FNMA		3.500	07/01/46	5,275,382
6,295,648		FNMA		3.500	07/01/46	6,837,756
159,760		FNMA		3.000	08/01/46	167,420
3,448,039		FNMA		3.000	10/01/46	3,535,857
1,770,253		FNMA		3.500	10/01/46	1,914,492
21,859,157		FNMA		3.000	11/01/46	23,093,863
22,536,653		FNMA		3.500	01/01/47	23,987,374
1,980,258		FNMA		3.000	04/25/47	2,105,289
2,572,091		FNMA		4.500	05/01/47	2,879,651
7,523,033		FNMA		3.500	08/01/47	8,051,968
6,146,639		FNMA		3.500	09/01/47	6,578,939
2,616,085		FNMA		4.000	09/01/47	2,826,823
22,700,672		FNMA		4.000	09/01/47	24,489,037
3,105,864		FNMA		3.000	11/01/47	3,185,195
1,794,121		FNMA		3.500	11/01/47	1,944,107
8,012,826		FNMA		4.000	12/01/47	8,801,969
919,373		FNMA		4.000	12/01/47	992,064
15,924,962		FNMA		3.500	01/01/48	17,175,695
1,347,315		FNMA		3.500	01/01/48	1,453,664
8,706,069		FNMA		4.500	01/01/48	9,682,876
1,791,149		FNMA		4.500	02/01/48	1,994,206
15,879,273		FNMA		3.000	02/25/48	16,779,858
3,375,877		FNMA		4.000	03/01/48	3,706,069
7,651,728		FNMA		4.500	03/01/48	8,519,167
563,980		FNMA		4.000	04/01/48	606,553
6,231,666		FNMA		4.500	05/01/48	6,938,166
4,648,197		FNMA		4.500	05/01/48	5,175,184
3,576,311		FNMA		5.000	08/01/48	4,051,054
3,270,303		FNMA		3.000	11/01/48	3,411,709
273

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,985,000	h	FNMA	3.000%	04/25/49	$6,233,985
4,238		FNMA	3.000	05/01/49	4,344
849,002		FNMA	3.000	08/01/49	900,708
6,914,168		FNMA	3.000	01/25/50	7,211,921
145,500,000	h	FNMA	2.500	05/25/51	148,995,411
7,032,517		FNMA	2.000	08/25/50	870,666
112,045		FNMA	3.000	02/25/51	17,903
39,345,000	h	FNMA	2.000	04/25/51	39,271,229
64,150,000	h	FNMA	2.500	04/25/51	65,828,926
100,500,000	h	FNMA	2.000	05/25/51	100,127,052
76,017		Government National Mortgage Association (GNMA)	5.000	02/15/33	85,710
143,823		GNMA	5.000	09/15/33	165,529
3,840,114		GNMA	3.700	10/15/33	4,130,080
18,629		GNMA	5.500	04/15/34	21,586
16,268		GNMA	5.000	04/15/38	18,543
11,397		GNMA	4.500	02/20/39	13,513
980,018		GNMA	4.500	02/20/41	1,113,337
15,428		GNMA	4.500	08/20/41	17,923
35,929		GNMA	4.500	09/20/41	41,143
10,797		GNMA	4.500	01/20/44	12,805
6,783		GNMA	4.500	02/20/44	7,758
21,459		GNMA	4.500	05/20/44	25,453
97,982		GNMA	4.500	05/20/44	112,216
155,172		GNMA	4.500	08/20/44	183,700
89,861		GNMA	4.500	09/20/44	103,407
53,054		GNMA	4.500	10/20/44	60,501
27,064		GNMA	4.500	11/20/44	29,570
77,718		GNMA	4.500	12/20/44	90,214
122,775		GNMA	4.500	02/20/45	143,859
176,866		GNMA	4.500	08/20/45	209,828
141,832		GNMA	4.500	08/20/45	165,774
104,516		GNMA	4.500	12/20/45	119,740
5,142,441		GNMA	4.000	06/20/46	676,055
6,254,044		GNMA	3.500	01/20/49	6,811,598
31,701,225		GNMA	3.000	08/20/50	33,044,144
33,650,000	h	GNMA	2.000	04/20/51	33,975,985
117,000,000	h	GNMA	2.500	04/20/51	120,720,235
20,540,000	h	GNMA	3.000	04/20/47	21,397,705
37,100,000	h	GNMA	2.000	05/20/51	37,398,539
		TOTAL MORTGAGE BACKED			1,223,708,082

MUNICIPAL BONDS - 2.5%
9,745,000		Chicago Housing Authority	3.922	01/01/27	10,756,943
1,620,000		City & County of San Francisco CA Community Facilities District	3.000	09/01/25	1,719,979
1,200,000		City & County of San Francisco CA Community Facilities District	3.250	09/01/27	1,302,526
5,500,000		City of Cleveland OH Airport System Revenue	2.492	01/01/25	5,749,682
4,155,000		City of Cleveland OH Airport System Revenue	2.832	01/01/30	4,246,691
1,040,000		City of Fort Worth TX	3.955	03/01/32	1,089,924
1,390,000		City of Fort Worth TX	4.088	03/01/37	1,447,665
2,500,000		City of Inglewood CA	4.300	09/01/40	2,660,243
500,000		City of San Angelo TX Water & Sewer Revenue	4.261	02/15/37	513,067
274

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,995,000		County of Miami-Dade FL Aviation Revenue	2.218%	10/01/22	$3,076,117
3,425,000		County of Miami-Dade FL Aviation Revenue	2.949	10/01/25	3,656,539
1,555,000		County of Miami-Dade FL Aviation Revenue	3.354	10/01/29	1,650,086
5,475,000		County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	5,893,026
2,000,000		Denver City & County School District No. 1	4.242	12/15/37	2,305,496
2,000,000		Florida Municipal Power Agency	2.769	10/01/23	2,074,102
2,100,000		Florida Municipal Power Agency	2.919	10/01/24	2,199,959
3,000,000		Florida Municipal Power Agency	3.059	10/01/25	3,160,810
7,920,000		Grand Parkway Transportation Corp	3.236	10/01/52	7,962,880
600,000		Grant County Public Utility District No 2	5.630	01/01/27	741,947
845,000		Illinois Housing Development Authority	4.105	07/01/27	876,522
3,840,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,035,464
1,250,000		Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,314,939
395,000		Massachusetts Housing Finance Agency	4.786	12/01/32	406,503
1,095,000		Massachusetts Housing Finance Agency	4.621	12/01/38	1,111,457
545,000		Massachusetts Housing Finance Agency	4.721	06/01/40	553,569
500,000		New Jersey Economic Development Authority	3.700	06/15/21	502,623
3,515,000		New Jersey Economic Development Authority	4.150	06/15/22	3,643,995
1,615,000		New Jersey Institute of Technology	4.177	07/01/37	1,708,294
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,074,798
1,000,000		New York State Dormitory Authority	2.012	07/01/28	1,007,632
2,495,000		New York Transportation Development Corp	5.000	01/01/27	2,988,736
7,995,000		New York Transportation Development Corp	4.248	09/01/35	8,754,199
5,000,000	†,g,q	Oregon State Business Development Commission	6.500	04/01/31	1,600,000
780,000	†,g	Oregon State Business Development Commission	0.000	04/01/37	249,425
11,235,000		Port Authority of New York & New Jersey	1.086	07/01/23	11,402,320
2,000,000		Port of Seattle WA	3.471	05/01/31	2,137,696
860,000		Public Finance Authority	4.269	07/01/40	951,469
1,800,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,889,292
5,000,000		Rhode Island Convention Center Authority	3.195	05/15/26	5,111,537
3,750,000		Rhode Island Convention Center Authority	3.265	05/15/27	3,814,766
2,045,000		Sangamon County Water Reclamation District	3.272	01/01/37	1,963,952
2,100,000		State of Colorado	4.047	09/01/38	2,261,163
7,000,000		University of California	3.063	07/01/25	7,613,859
4,385,000		Virgin Islands Public Finance Authority	5.000	10/01/21	4,359,673
4,157,164	g	Virgin Islands Water & Power Authority-Electric System	7.500	07/01/22	4,167,049
1,245,000		Wake Forest University	3.093	06/01/26	1,320,242
		TOTAL MUNICIPAL BONDS			139,028,856

U.S. TREASURY SECURITIES - 6.6%
3,900,000		United States Treasury Note	0.125	06/30/22	3,900,914
665,000		United States Treasury Note	0.125	10/31/22	664,922
13,975,000		United States Treasury Note	0.125	12/31/22	13,968,995
29,715,000		United States Treasury Note	0.125	01/31/23	29,701,071
14,795,000		United States Treasury Note	0.125	02/28/23	14,785,753
2,175,000		United States Treasury Note	0.125	03/31/23	2,173,556
139,725,000		United States Treasury Note	0.250	03/15/24	139,353,855
41,245,000		United States Treasury Note	0.750	03/31/26	40,887,328
2,210,000		United States Treasury Note	0.625	12/31/27	2,104,421
2,475,000		United States Treasury Note	0.750	01/31/28	2,372,906
1,435,000		United States Treasury Note	1.250	03/31/28	1,420,202
275

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$4,200,000		United States Treasury Note		1.125%	02/15/31	$3,968,344
5,325,000		United States Treasury Note		1.875	02/15/41	4,958,074
98,174,000		United States Treasury Note		1.250	05/15/50	74,086,856
8,540,000		United States Treasury Note		1.375	08/15/50	6,663,869
4,635,000		United States Treasury Note		1.625	11/15/50	3,862,259
26,875,000		United States Treasury Note		1.875	02/15/51	23,851,562
		TOTAL U.S. TREASURY SECURITIES				368,724,887

		TOTAL GOVERNMENT BONDS				1,940,226,448
		(Cost $1,941,012,059)

STRUCTURED ASSETS - 16.3%

ASSET BACKED - 8.0%
2,287,147	g	AASET Trust		4.335	01/16/40	2,152,008
		Series - 2020 1A (Class B)
966,621	g	AASET Trust		6.413	01/16/40	671,704
		Series - 2020 1A (Class C)
6,827,506	g	Adams Outdoor Advertising LP		4.810	11/15/48	7,314,830
		Series - 2018 1 (Class A)
6,500,000	g	Adams Outdoor Advertising LP		7.356	11/15/48	6,777,267
		Series - 2018 1 (Class C)
1,350,000	g	Affirm Asset Securitization Trust		3.490	08/15/25	1,358,564
		Series - 2021 A (Class D)
1,131,293		American Airlines Pass Through Trust		3.575	01/15/28	1,145,396
		Series - 2016 1 (Class AA)
1,542,694	g	American Homes 4 Rent Trust		3.786	10/17/36	1,648,468
		Series - 2014 SFR2 (Class A)
1,358,696	g	AMSR Trust		1.819	04/17/37	1,374,856
		Series - 2020 SFR1 (Class A)
2,625,000	g	AMSR Trust		3.247	01/19/39	2,715,957
		Series - 2019 SFR1 (Class D)
9,000,000	g,i	Apidos CLO XXIV	LIBOR 3 M + 1.350%	1.467	10/20/30	9,000,036
		Series - 2016 24A (Class A2LX)
1,000,000	g,i	Apidos CLO XXIX	LIBOR 3 M + 1.550%	1.768	07/25/30	1,000,032
		Series - 2018 29A (Class A2)
444,158	g	Apollo Aviation Securitization Equity Trust		6.413	01/16/38	347,844
		Series - 2018 1A (Class C)
3,994,925	g	Applebee’s Funding LLC		4.194	06/07/49	4,102,388
		Series - 2019 1A (Class A2I)
1,721,350	g	Applebee’s Funding LLC		4.723	06/07/49	1,810,791
		Series - 2019 1A (Class A2II)
2,150,000	g,i	AREIT Trust	LIBOR 1 M + 1.020%	1.126	09/14/36	2,150,352
		Series - 2019 CRE3 (Class A)
475,674	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	464,950
		Series - 2004 HE5 (Class M1)
1,500,000	g	Avis Budget Rental Car Funding AESOP LLC		3.780	06/20/22	1,506,327
		Series - 2016 1A (Class B)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.360	11/20/22	5,048,495
		Series - 2016 2A (Class B)
6,830,000	g	Avis Budget Rental Car Funding AESOP LLC		4.830	11/20/22	6,924,115
		Series - 2016 2A (Class C)
276

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,500,000	g	Avis Budget Rental Car Funding AESOP LLC		4.150%	09/20/23	$1,549,789
		Series - 2017 1A (Class C)
7,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	7,807,495
		Series - 2017 2A (Class A)
975,000	g	Avis Budget Rental Car Funding AESOP LLC		4.950	03/20/25	1,052,408
		Series - 2018 2A (Class C)
1,910,000	g	Avis Budget Rental Car Funding AESOP LLC		4.240	09/22/25	2,048,876
		Series - 2019 2A (Class C)
269,720	i	Bayview Financial Mortgage Pass-Through Trust		5.500	12/28/35	268,854
		Series - 2005 D (Class AF4)
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.975%	1.084	02/28/41	1,497,756
		Series - 2006 A (Class M3)
65,134	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 1.005%	1.114	04/25/36	64,990
		Series - 2006 SD1 (Class M1)
4,900,000	g	Bojangles Issuer LLC		3.832	10/20/50	5,115,551
		Series - 2020 1A (Class A2)
1,000,000	g,i	Bonanza RE Ltd	U.S. Treasury Bill 3 M + 4.750%	4.765	12/23/24	1,008,800
2,603,071	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	2,725,049
		Series - 2019 A (Class A)
2,148,403	g	British Airways 2020-1 Cl B Pass Through Trust		8.375	11/15/28	2,445,011
1,486,943	g	British Airways 2020-1 Class A Pass Through Trust		4.250	11/15/32	1,557,931
4,596,940	g	Capital Automotive REIT		3.660	10/15/44	4,603,241
		Series - 2014 1A (Class A)
4,585,111	g	Capital Automotive REIT		3.870	04/15/47	4,592,762
		Series - 2017 1A (Class A1)
5,100,000	g	Capital Automotive REIT		4.520	02/15/50	5,211,602
		Series - 2020 1A (Class B2)
2,496,875	g	Cars Net Lease Mortgage Notes Series		3.100	12/15/50	2,535,875
		Series - 2020 1A (Class A3)
2,500,000	g	Cars Net Lease Mortgage Notes Series		4.690	12/15/50	2,680,531
		Series - 2020 1A (Class B1)
2,718,409	g	Castlelake Aircraft Structured Trust		3.474	01/15/46	2,760,877
		Series - 2021 1A (Class A)
902,415	g	Castlelake Aircraft Structured Trust		6.656	01/15/46	928,416
		Series - 2021 1A (Class B)
2,400,000	g,i	Cayuga Park CLO, Ltd.	LIBOR 3 M + 2.100%	2.323	07/17/31	2,403,418
		Series - 2020 1A (Class B1)
1,138,347	i	C-BASS Trust	LIBOR 1 M + 0.080%	0.189	07/25/36	1,104,380
		Series - 2006 CB6 (Class A1)
6,451,318	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	0.520	04/07/52	16,128
		Series - 2007 1A (Class A2)
190,476	†,g	CCR, Inc		4.750	07/10/22	190,476
		Series - 2012 CA (Class C)
17,452		Centex Home Equity		5.540	01/25/32	18,013
		Series - 2002 A (Class AF6)
6,680,652	g	CF Hippolyta LLC		2.280	07/15/60	6,792,165
		Series - 2020 1 (Class B1)
277

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,977,662	g	CF Hippolyta LLC		2.600%	07/15/60	$2,966,980
		Series - 2020 1 (Class B2)
10,750,000	g	CF Hippolyta LLC		1.530	03/15/61	10,710,751
		Series - 2021 1A (Class A1)
9,000,000	g	CF Hippolyta LLC		1.980	03/15/61	8,972,957
		Series - 2021 1A (Class B1)
4,375,000	g,h,i	CIFC Funding	LIBOR 3 M + 1.450%	0.000	04/15/34	4,375,451
		Series - 2021 2A (Class B)
2,300,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 2.200%	2.424	08/24/32	2,309,653
		Series - 2020 2A (Class B)
598,780	g	CLI Funding VI LLC		2.080	09/18/45	596,979
		Series - 2020 1A (Class A)
4,800,000	g	CLI Funding VIII LLC		2.380	02/18/46	4,731,519
		Series - 2021 1A (Class B)
1,641,350	g	Corevest American Finance Trust		1.832	03/15/50	1,667,887
		Series - 2020 1 (Class A1)
23,175		Countrywide Asset-Backed Certificates (Step Bond)		5.216	10/25/27	24,203
		Series - 2002 S4 (Class A5)
10,120,875	g	DB Master Finance LLC		3.787	05/20/49	10,327,240
		Series - 2019 1A (Class A2I)
4,417,725	g	DB Master Finance LLC		4.021	05/20/49	4,671,700
		Series - 2019 1A (Class A2II)
3,201,250	g	DB Master Finance LLC		4.352	05/20/49	3,457,158
		Series - 2019 1A (Class A23)
2,557,538	g	Diamond Resorts Owner Trust		3.700	01/21/31	2,670,538
		Series - 2018 1 (Class A)
682,010	g	Diamond Resorts Owner Trust		5.900	01/21/31	690,320
		Series - 2018 1 (Class D)
4,710,900	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	4,974,616
		Series - 2015 1A (Class A2II)
1,867,250	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	1,870,219
		Series - 2017 1A (Class A2II)
4,850,000	g	Domino’s Pizza Master Issuer LLC		4.118	07/25/47	5,221,413
		Series - 2017 1A (Class A23)
1,564,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	1,643,436
		Series - 2018 1A (Class A2I)
2,940,000	g	Driven Brands Funding LLC		4.641	04/20/49	3,097,437
		Series - 2019 1A (Class A2)
2,985,000	g	Driven Brands Funding LLC		3.786	07/20/50	3,116,221
		Series - 2020 1A (Class A2)
2,000,000	g,h,i	Dryden 49 Senior Loan Fund	LIBOR 3 M + 3.400%	0.000	07/18/30	2,000,000
		Series - 2017 49A (Class DR)
1,746,067	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.209	05/25/37	1,748,765
		Series - 2007 2 (Class A2C)
800,000	†,i	Garanti Diversified Payment Rights Finance Co	LIBOR 3 M + 3.172%	3.397	10/09/21	794,400
		Series - 2016 A (Class A)
4,987,500	g	Hardee’s Funding LLC		3.981	12/20/50	5,147,549
		Series - 2020 1A (Class A2)
444,745	g	HERO Funding Trust		3.280	09/20/48	457,712
		Series - 2017 2A (Class A1)
889,490	g	HERO Funding Trust		4.070	09/20/48	917,494
		Series - 2017 2A (Class A2)
1,579,047	g	Hertz Vehicle Financing LLC		4.030	07/25/24	1,586,410
		Series - 2018 3A (Class A)
278

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$822,413	g	Hilton Grand Vacations Trust		2.660%	12/26/28	$843,564
		Series - 2017 AA (Class A)
1,370,689	g	Hilton Grand Vacations Trust		2.960	12/26/28	1,396,019
		Series - 2017 AA (Class B)
1,210,827	g	Hilton Grand Vacations Trust		4.000	02/25/32	1,264,784
		Series - 2018 AA (Class C)
2,972,111	g	Hilton Grand Vacations Trust		2.840	07/25/33	3,025,654
		Series - 2019 AA (Class C)
50,145	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	50,658
		Series - 2003 1 (Class M1)
2,323,426	g	Horizon Aircraft Finance II Ltd		3.721	07/15/39	2,320,995
		Series - 2019 1 (Class A)
484,351	g	Horizon Aircraft Finance II Ltd		6.900	07/15/39	425,091
		Series - 2019 1 (Class C)
8,342,961	g	Horizon Aircraft Finance III Ltd		3.425	11/15/39	8,236,743
		Series - 2019 2 (Class A)
199,960	g,i	Invitation Homes Trust	LIBOR 1 M + 1.450%	1.556	06/17/37	200,124
		Series - 2018 SFR2 (Class D)
500,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.358	01/17/38	502,358
		Series - 2018 SFR4 (Class B)
773,786	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.429	03/25/37	766,326
		Series - 2007 CH3 (Class A1B)
8,366,880	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.269	06/25/37	8,230,692
		Series - 2007 CH5 (Class A1)
8,677,852	g,i	KKR Industrial Portfolio Trust	LIBOR 1 M + 1.037%	1.143	03/15/37	8,683,284
		Series - 2020 AIP (Class A)
2,285,168	g,i	KKR Industrial Portfolio Trust	LIBOR 1 M + 1.633%	1.739	03/15/37	2,286,598
		Series - 2020 AIP (Class C)
1,904,987	g	Lunar Aircraft Ltd		4.335	02/15/45	1,840,491
		Series - 2020 1A (Class B)
790,987	g	Lunar Aircraft Ltd		6.413	02/15/45	644,260
		Series - 2020 1A (Class C)
311,655		MASTR Asset Backed Securities Trust (Step Bond)		6.148	11/25/35	312,519
		Series - 2005 AB1 (Class A4)
848,266		Mid-State Capital Trust		5.745	01/15/40	909,156
		Series - 2005 1 (Class A)
1,698,356	g	Mosaic Solar Loans LLC		3.820	06/22/43	1,825,945
		Series - 2017 2A (Class A)
800,000	g,i	MSCG Trust		3.462	06/07/35	670,602
		Series - 2015 ALDR (Class C)
4,310,000	g,i	MSCG Trust		3.462	06/07/35	3,358,282
		Series - 2015 ALDR (Class D)
481,892	g	MVW Owner Trust		2.520	12/20/32	484,046
		Series - 2015 1A (Class A)
703,672	g	MVW Owner Trust		2.640	12/20/33	711,482
		Series - 2016 1A (Class B)
1,617,684	g	MVW Owner Trust		3.900	01/21/36	1,670,513
		Series - 2018 1A (Class C)
1,636,713	g	MVW Owner Trust		3.330	11/20/36	1,668,711
		Series - 2019 1A (Class C)
1,180,000	g,i	Myers Park CLO Ltd	LIBOR 3 M + 1.600%	1.824	10/20/30	1,180,113
		Series - 2018 1A (Class B1)
2,000,000	g,h,i	Neuberger Berman Loan Advisers CLO 31 Ltd	LIBOR 3 M + 6.500%	0.000	04/20/31	2,000,000
		Series - 2019 31A (Class ER)
279

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,500,000	g,h,i	Neuberger Berman Loan Advisers CLO 31 Ltd	LIBOR 3 M + 3.250%	0.000%	04/20/31	$3,500,000
		Series - 2019 31A (Class DR)
1,000,000	g,h,i	Neuberger Berman Loan Advisers CLO 41 Ltd	LIBOR 3 M + 6.500%	0.000	04/15/34	999,894
		Series - 2021 41A (Class E)
1,000,000	g	Oak Street Investment Grade Net Lease Fund Series		4.230	01/20/51	1,026,707
		Series - 2021 1A (Class B1)
314,792		Oakwood Mortgage Investors, Inc		5.410	11/15/32	321,647
		Series - 2002 C (Class A1)
2,500,000	g,i	Octagon Investment Partners 46 Ltd	LIBOR 3 M + 2.200%	2.441	07/15/33	2,503,725
		Series - 2020 2A (Class B)
950,000	g	Oportun Funding XIV LLC		3.440	03/08/28	949,654
		Series - 2021 A (Class C)
1,000,000	g	Oportun Funding XIV LLC		5.400	03/08/28	999,522
		Series - 2021 A (Class D)
7,125,000	g	PFS Financing Corp		0.930	08/15/24	7,166,624
		Series - 2020 F (Class A)
3,027,936	g	Pioneer Aircraft Finance Ltd		3.967	06/15/44	3,006,065
		Series - 2019 1 (Class A)
676,937	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	677,158
		Series - 2005 KS8 (Class M4)
1,250,000	g	Regional Management Issuance Trust		3.040	03/17/31	1,233,923
		Series - 2021 1 (Class C)
800,000	g	Regional Management Issuance Trust		5.070	03/17/31	788,607
		Series - 2021 1 (Class D)
2,500,000	g	ServiceMaster Funding LLC		2.841	10/30/51	2,553,175
		Series - 2020 1 (Class A2I)
7,900,000	g	SERVPRO Master Issuer LLC		3.882	10/25/49	8,146,638
		Series - 2019 1A (Class A2)
5,000,000	g	SERVPRO Master Issuer LLC		2.394	04/25/51	4,939,475
		Series - 2021 1A (Class A2)
4,925,000	g	Sesac Finance LLC		5.216	07/25/49	5,202,376
		Series - 2019 1 (Class A2)
4,720,668	†,g	Settlement Fee Finance LLC		3.840	11/01/49	4,671,809
		Series - 2019 1A (Class A)
1,500,000	g,i	Sierra Ltd	U.S. Treasury Bill 3 M + 3.250%	3.265	12/28/22	1,527,600
1,385,003	g	Sierra Timeshare Receivables Funding LLC		3.200	03/20/34	1,400,415
		Series - 2017 1A (Class B)
1,079,895	g	Sierra Timeshare Receivables Funding LLC		3.650	06/20/35	1,115,167
		Series - 2018 2A (Class B)
552,632	g	Sierra Timeshare Receivables Funding LLC		4.540	05/20/36	552,479
		Series - 2019 2A (Class D)
5,000,000	g	Sierra Timeshare Receivables Funding LLC		1.790	11/20/37	5,007,966
		Series - 2021 1A (Class C)
588,841	g	S-Jets 2017-1 Ltd		5.682	08/15/42	540,406
		Series - 2017 1 (Class B)
378,477	g	SolarCity LMC		4.800	11/20/38	397,504
		Series - 2013 1 (Class A)
555,597	g	SolarCity LMC		4.590	04/20/44	555,962
		Series - 2014 1 (Class A)
1,022,213	g	SolarCity LMC		4.020	07/20/44	1,035,785
		Series - 2014 2 (Class A)
280

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$7,651,204	g	Sonic Capital LLC		3.845%	01/20/50	$7,928,790
		Series - 2020 1A (Class A2I)
2,400,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	2,405,855
		Series - 2020 1A (Class A2)
5,875,000	†,g	Stack Infrastructure Issuer LLC		1.877	03/26/46	5,829,116
		Series - 2021 1A (Class A2)
1,956,300	g	START Ireland		4.089	05/15/43	1,935,682
		Series - 2018 1 (Class A)
3,765,081	g	START Ireland		5.095	03/15/44	3,575,944
		Series - 2019 1 (Class B)
1,553,199	g	START Ireland		6.413	03/15/44	1,095,453
		Series - 2019 1 (Class C)
1,471,640	g	Start Ltd/Bermuda		5.315	05/15/43	1,398,990
		Series - 2018 1 (Class B)
6,082	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.009	09/25/34	5,880
		Series - 2004 8 (Class M1)
20,109	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.109	09/25/34	20,035
		Series - 2004 8 (Class A9)
764,719	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	1.615	04/25/35	766,824
		Series - 2005 7XS (Class 2A1A)
938,438	g	Taco Bell Funding LLC		4.377	05/25/46	942,567
		Series - 2016 1A (Class A2II)
7,772,188	g	Taco Bell Funding LLC		4.970	05/25/46	8,421,942
		Series - 2016 1A (Class A23)
12,788,633	g	Taco Bell Funding LLC		4.318	11/25/48	12,851,553
		Series - 2018 1A (Class A2I)
3,910,000	g	Taco Bell Funding LLC		4.940	11/25/48	4,278,205
		Series - 2018 1A (Class A2II)
5,378,521	g	TES LLC		4.330	10/20/47	5,590,654
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,460,656
		Series - 2017 1A (Class B)
2,980,000	g	Textainer Marine Containers VII Ltd		2.520	02/20/46	2,910,780
		Series - 2021 1A (Class B)
426,263	g	Thunderbolt Aircraft Lease Ltd		4.500	05/17/32	333,262
		Series - 2017 A (Class C)
4,198,181	g	Thunderbolt Aircraft Lease Ltd (Step Bond)		4.212	05/17/32	4,259,754
		Series - 2017 A (Class A)
1,526,252	g	Tricon American Homes Trust		2.716	09/17/34	1,536,284
		Series - 2017 SFR1 (Class A)
1,600,000	g	Tricon American Homes Trust		4.011	09/17/34	1,619,622
		Series - 2017 SFR1 (Class E)
400,000	g	Tricon American Homes Trust		3.275	01/17/36	408,260
		Series - 2017 SFR2 (Class B)
5,147,477		United Airlines Pass Through Trust		5.875	10/15/27	5,706,973
4,417,307		United Airlines Pass Through Trust		3.700	03/01/30	4,442,172
		Series - 2018 1 (Class )
4,679,849		United Airlines Pass Through Trust		2.700	05/01/32	4,545,187
		Series - 2019 2 (Class )
2,000,000	g,i	Ursa Re II Ltd	U.S. Treasury Bill 3 M + 3.750%	3.765	12/07/23	2,044,200
7,781,620	g	Vine		2.790	11/15/50	7,623,390
		Series - 2020 1A (Class A)
281

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$943,188	g	Vine		6.420%	11/15/50	$926,476
		Series - 2020 1A (Class C)
3,901,597	g	Vivint Colar Financing V LLC		7.370	04/30/48	4,153,809
		Series - 2018 1A (Class B)
10,037,813	g	Wendys Funding LLC		3.573	03/15/48	10,317,968
		Series - 2018 1A (Class A2I)
6,772,500	g	Wendys Funding LLC		3.884	03/15/48	7,137,605
		Series - 2018 1A (Class A2II)
4,620,000	g	Wingstop Funding LLC		2.841	12/05/50	4,678,813
		Series - 2020 1A (Class A2)
		TOTAL ASSET BACKED				447,725,776

OTHER MORTGAGE BACKED - 8.3%
253,133	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	256,443
		Series - 2014 3 (Class A13)
408,010	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	412,906
		Series - 2015 6 (Class A9)
35,800		Alternative Loan Trust		5.250	11/25/33	36,484
		Series - 2003 J3 (Class 1A3)
278,624	i	Alternative Loan Trust	LIBOR 1 M + 0.750%	0.859	06/25/34	285,819
		Series - 2004 8CB (Class M1)
816,545	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	1.720	10/25/34	831,959
		Series - 2004 3 (Class 4A)
2,165,000		BANK		3.625	05/15/50	2,379,812
		Series - 2017 BNK4 (Class A4)
1,500,000	i	BANK		3.927	11/15/50	1,629,384
		Series - 2017 BNK8 (Class B)
1,000,000		BANK		3.455	12/15/52	1,055,403
		Series - 2019 BN23 (Class B)
4,500,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	3,836,112
		Series - 2018 CHRS (Class E)
888,166	i	Bear Stearns Commercial Mortgage Securities Trust		5.117	02/11/41	882,221
		Series - 2005 PWR7 (Class B)
2,800,000	g,i	Benchmark Mortgage Trust		3.131	09/15/48	2,878,728
		Series - 2020 IG3 (Class AS)
5,000,000	g,i	Benchmark Mortgage Trust		3.536	09/15/48	5,221,432
		Series - 2020 IG3 (Class BXA)
1,100,000		Benchmark Mortgage Trust		4.267	03/15/52	1,234,753
		Series - 2019 B9 (Class AS)
1,100,000		Benchmark Mortgage Trust		3.419	08/15/52	1,173,197
		Series - 2019 B12 (Class AS)
3,600,000	i	Benchmark Mortgage Trust		4.510	05/15/53	4,149,621
		Series - 2018 B7 (Class A4)
9,000,000	g	Benchmark Mortgage Trust		4.139	07/15/53	9,073,771
		Series - 2020 B18 (Class AGNF)
6,500,000	i	Benchmark Mortgage Trust		2.563	02/15/54	6,096,048
		Series - 2021 B23 (Class C)
13,778,489	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.920%	1.026	10/15/36	13,787,134
		Series - 2019 XL (Class A)
3,762,045	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.250%	1.356	10/15/36	3,762,044
		Series - 2019 XL (Class C)
3,762,045	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.800%	1.906	10/15/36	3,759,785
		Series - 2019 XL (Class E)
282

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,800,000	i	CD Mortgage Trust		3.879%	11/10/49	$1,892,958
		Series - 2016 CD2 (Class B)
1,000,000	i	CD Mortgage Trust		4.023	11/10/49	1,016,960
		Series - 2016 CD2 (Class C)
1,400,000	i	CD Mortgage Trust		4.559	02/10/50	1,434,895
		Series - 2017 CD3 (Class C)
223,732	g,i	CF Mortgage Trust		2.840	04/15/25	235,946
		Series - 2020 P1 (Class A1)
10,000,000	g,i	CF Mortgage Trust		3.603	04/15/52	9,999,269
		Series - 2020 P1 (Class A2)
4,250,000	g,i	CF Mortgage Trust		10.010	04/15/52	4,554,928
		Series - 2020 P1 (Class B)
5,000,000	i	CFCRE Commercial Mortgage Trust		3.502	11/10/49	5,333,641
		Series - 2016 C6 (Class AM)
169,769		Citicorp Mortgage Securities, Inc		5.500	07/25/35	172,391
		Series - 2005 4 (Class 1A7)
2,600,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	2,732,542
		Series - 2015 GC29 (Class B)
1,650,000	i	Citigroup Commercial Mortgage Trust		4.151	04/10/48	1,737,127
		Series - 2015 GC29 (Class C)
1,425,000		Citigroup Commercial Mortgage Trust		4.233	04/10/49	1,540,521
		Series - 2016 GC37 (Class B)
1,020,000		Citigroup Commercial Mortgage Trust		3.018	08/10/56	1,065,362
		Series - 2019 GC41 (Class AS)
460,000	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	0.859	01/25/36	458,833
		Series - 2006 WFH1 (Class M4)
20,000,000	g	COMM Mortgage Trust		2.841	08/15/45	20,338,066
		Series - 2012 CR2 (Class A3)
1,900,000		COMM Mortgage Trust		3.101	03/10/46	1,956,063
		Series - 2013 CR6 (Class A4)
3,000,000	g,i	COMM Mortgage Trust		5.306	08/10/46	2,736,209
		Series - 2013 LC13 (Class D)
5,000,000		COMM Mortgage Trust		4.199	03/10/47	5,387,064
		Series - 2014 UBS2 (Class AM)
1,120,000		COMM Mortgage Trust		4.174	05/10/47	1,211,305
		Series - 2014 CR17 (Class AM)
2,452,500	i	COMM Mortgage Trust		4.456	07/15/47	2,654,091
		Series - 2014 CR18 (Class B)
1,500,000	g,i	COMM Mortgage Trust		4.709	08/10/47	1,441,369
		Series - 2014 CR19 (Class D)
3,000,000	i	COMM Mortgage Trust		4.188	10/10/47	3,266,163
		Series - 2014 LC17 (Class AM)
2,500,000	g	COMM Mortgage Trust		3.000	03/10/48	1,964,995
		Series - 2015 CR22 (Class E)
2,600,000	g,i	COMM Mortgage Trust		4.106	03/10/48	2,596,967
		Series - 2015 CR22 (Class D)
3,340,500	i	COMM Mortgage Trust		4.106	03/10/48	3,555,319
		Series - 2015 CR22 (Class C)
1,000,000		COMM Mortgage Trust		3.801	05/10/48	1,081,579
		Series - 2015 CR23 (Class AM)
2,500,000	i	COMM Mortgage Trust		4.293	05/10/48	2,537,769
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,249,933
		Series - 2015 CR24 (Class D)
283

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,500,000	i	COMM Mortgage Trust		4.380%	08/10/48	$2,737,816
		Series - 2015 CR24 (Class B)
3,000,000	i	COMM Mortgage Trust		4.380	08/10/48	3,191,784
		Series - 2015 CR24 (Class C)
3,175,000	i	COMM Mortgage Trust		4.480	10/10/48	3,432,908
		Series - 2015 CR26 (Class C)
3,038,368	†,i	Commercial Mortgage Load Trust		5.983	12/10/49	1,250,457
		Series - 2008 LS1 (Class AM)
874,086	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.709	05/25/24	859,387
		Series - 2014 C02 (Class 1M2)
8,727,221	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.109	07/25/24	8,603,852
		Series - 2014 C03 (Class 1M2)
721,813	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	5.109	11/25/24	728,242
		Series - 2014 C04 (Class 2M2)
298,645	i	Connecticut Avenue Securities	LIBOR 1 M + 5.550%	5.659	04/25/28	315,025
		Series - 2015 C04 (Class 2M2)
498,895	i	Connecticut Avenue Securities	LIBOR 1 M + 5.700%	5.809	04/25/28	529,193
		Series - 2015 C04 (Class 1M2)
593,561	i	Connecticut Avenue Securities	LIBOR 1 M + 6.750%	6.859	08/25/28	627,767
		Series - 2016 C01 (Class 1M2)
1,847,074	i	Connecticut Avenue Securities	LIBOR 1 M + 6.950%	7.059	08/25/28	1,969,284
		Series - 2016 C01 (Class 2M2)
404,692	i	Connecticut Avenue Securities	LIBOR 1 M + 6.000%	6.109	09/25/28	426,295
		Series - 2016 C02 (Class 1M2)
4,519,298	i	Connecticut Avenue Securities	LIBOR 1 M + 5.900%	6.009	10/25/28	4,779,436
		Series - 2016 C03 (Class 2M2)
2,496,548	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	4.559	01/25/29	2,597,535
		Series - 2016 C05 (Class 2M2)
736,716	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.359	04/25/29	766,950
		Series - 2016 C06 (Class 1M2)
330,027	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.309	01/25/30	330,236
		Series - 2017 C05 (Class 1M2A)
343,001	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.309	01/25/30	346,330
		Series - 2017 C05 (Class 1M2)
285,450	i	Connecticut Avenue Securities	LIBOR 1 M + 2.250%	2.359	07/25/30	285,629
		Series - 2018 C01 (Class 1M2)
859,561	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.959	10/25/30	853,925
		Series - 2018 C03 (Class 1EA2)
1,477,993	i	Connecticut Avenue Securities	LIBOR 1 M + 2.550%	2.659	12/25/30	1,480,800
		Series - 2018 C04 (Class 2M2)
1,121,393	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	2.559	07/25/31	1,123,497
		Series - 2019 R01 (Class 2M2)
1,597,811	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.100%	2.209	09/25/39	1,600,321
		Series - 2019 R06 (Class 2M2)
1,921,041	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.100%	2.209	10/25/39	1,922,422
		Series - 2019 R07 (Class 1M2)
3,620,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	2.109	01/25/40	3,608,719
		Series - 2020 R02 (Class 2M2)
2,393,644	g,i	Connecticut Avenue Securities Trust	LIBOR 1 M + 2.400%	2.550	04/25/31	2,397,388
		Series - 2018 R07 (Class 1M2)
4,278,463	g,i	Connecticut Avenue Securities Trust	LIBOR 1 M + 2.100%	2.230	06/25/39	4,287,176
		Series - 2019 R04 (Class 2M2)
436,976	i	Countrywide Alternative Loan Trust	LIBOR 1 M + 0.460%	0.571	07/20/35	438,498
		Series - 2005 24 (Class 4A1)
284

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$421,283	i	Countrywide Home Loan Mortgage Pass Through Trust		2.770%	11/20/34	$434,412
		Series - 2004 HYB6 (Class A2)
34,253		Countrywide Home Loan Mortgage Pass Through Trust		5.250	09/25/35	32,918
		Series - 2005 17 (Class 1A10)
5,000,000	g,i	CPT Mortgage Trust		2.997	11/13/39	4,790,355
		Series - 2019 CPT (Class E)
887,375	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 0.650%	0.759	05/25/36	888,199
		Series - 2006 CF2 (Class M3)
6,468,699	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	6,566,513
		Series - 2018 J1 (Class A11)
1,152,113	i	Credit Suisse First Boston Mortgage Securities Corp		6.174	04/25/33	1,152,907
		Series - 2003 8 (Class DB1)
3,340,000		CSAIL Commercial Mortgage Trust		3.505	04/15/50	3,599,462
		Series - 2015 C1 (Class A4)
1,850,000	g,i	CSMC Series		3.388	10/25/59	1,874,441
		Series - 2019 NQM1 (Class M1)
5,065,000		DBJPM		3.539	05/10/49	5,435,008
		Series - 2016 C1 (Class AM)
2,083,000	g,i	DBUBS Mortgage Trust		5.351	08/10/44	2,086,625
		Series - 2011 LC3A (Class B)
2,000,000	g,i	Ellington Financial Mortgage Trust		3.587	06/25/59	2,004,911
		Series - 2019 1 (Class M1)
779,552	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.844	12/25/35	776,932
		Series - 2005 2 (Class M2)
5,212,275	g,i	FirstKey Mortgage Trust		3.500	11/25/44	5,305,645
		Series - 2014 1 (Class A8)
222,791	g,i	Flagstar Mortgage Trust		3.500	03/25/47	222,616
		Series - 2017 1 (Class 1A5)
927,202	g,i	Flagstar Mortgage Trust		4.106	10/25/47	961,313
		Series - 2017 2 (Class B3)
291,323	g,i	Flagstar Mortgage Trust		4.000	09/25/48	294,474
		Series - 2018 5 (Class A11)
259,236	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.726	02/25/48	259,090
		Series - 2018 SPI1 (Class M2)
4,445,054	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.809	05/25/48	4,439,704
		Series - 2018 SPI2 (Class M2)
5,338,588	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.809	05/25/48	5,336,002
		Series - 2018 SPI2 (Class M2B)
559,734	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		4.489	11/25/48	559,469
		Series - 2018 SPI4 (Class M2B)
3,846,000	g,i	GS Mortgage Securities Trust		4.285	02/10/46	3,974,858
		Series - 2013 GC10 (Class C)
1,225,000	i	GS Mortgage Securities Trust		3.811	11/10/49	1,154,735
		Series - 2016 GS4 (Class C)
3,800,000	i	GS Mortgage Securities Trust		4.158	02/10/52	4,221,545
		Series - 2019 GC38 (Class AS)
285

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,500,000	i	GS Mortgage Securities Trust		4.761%	02/10/52	$1,618,718
		Series - 2019 GC38 (Class C)
1,500,000	g,i	GS Mortgage Securities Trust		3.501	07/10/52	1,570,241
		Series - 2019 GC40 (Class DBB)
4,500,000	g,i	GS Mortgage Securities Trust		3.550	07/10/52	4,647,517
		Series - 2019 GC40 (Class DBC)
1,000,000	i	GS Mortgage Securities Trust		3.405	02/13/53	1,044,460
		Series - 2020 GC45 (Class B)
5,000,000		GS Mortgage Securities Trust		2.012	12/12/53	4,801,808
		Series - 2020 GSA2 (Class A5)
355,325	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	08/25/49	362,936
		Series - 2019 PJ1 (Class A4)
287,184	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	289,237
		Series - 2019 PJ2 (Class A1)
750,107	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	754,267
		Series - 2019 PJ2 (Class A4)
275,363	g	GSMPS Mortgage Loan Trust		7.500	03/25/35	285,415
		Series - 2005 RP2 (Class 1A2)
264,177	g	GSMPS Mortgage Loan Trust		7.500	09/25/35	275,376
		Series - 2005 RP3 (Class 1A2)
416,708		GSR Mortgage Loan Trust		6.000	01/25/35	422,480
		Series - 2005 1F (Class 3A3)
1,799,640	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.730	08/19/45	1,801,387
		Series - 2005 11 (Class 2A1A)
3,000,000	g,i	Hudson Yards Mortgage Trust		3.443	07/10/39	3,065,257
		Series - 2019 30HY (Class D)
2,000,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	1,961,944
		Series - 2019 55HY (Class D)
3,500,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	3,255,130
		Series - 2019 55HY (Class F)
99,330	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.769	03/25/35	101,472
		Series - 2004 11 (Class 2A1)
56,048	i	JP Morgan Alternative Loan Trust	LIBOR 1 M + 0.280%	0.389	04/25/47	55,102
		Series - 2007 S1 (Class A1)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		4.078	01/15/46	1,736,814
		Series - 2013 C13 (Class D)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.419	07/15/46	310,038
		Series - 2011 C4 (Class C)
1,719,000	i	JP Morgan Chase Commercial Mortgage Securities Corp		4.119	01/15/49	1,893,156
		Series - 2015 JP1 (Class AS)
2,140,000		JP Morgan Chase Commercial Mortgage Securities Corp		2.822	08/15/49	2,263,086
		Series - 2016 JP2 (Class A4)
2,365,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.723	03/15/50	2,600,127
		Series - 2017 JP5 (Class A5)
5,000,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.379	09/15/50	5,281,077
		Series - 2017 JP7 (Class A3)
428,926	i	JP Morgan Mortgage Trust		2.534	11/25/33	448,030
		Series - 2006 A2 (Class 5A3)
286

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,530,541	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.124%	12/25/44	$1,565,039
		Series - 2015 1 (Class B1)
183,212	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	185,562
		Series - 2015 3 (Class A19)
772,604	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	780,768
		Series - 2015 6 (Class A13)
353,083	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	357,899
		Series - 2016 1 (Class A13)
1,417,514	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	1,419,528
		Series - 2017 1 (Class A3)
187,475	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	187,866
		Series - 2017 2 (Class A5)
477,892	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	484,932
		Series - 2017 2 (Class A13)
570,236	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	568,823
		Series - 2018 3 (Class A13)
184,099	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	186,700
		Series - 2018 4 (Class A13)
757,227	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	768,517
		Series - 2018 5 (Class A13)
650,420	g,i	JP Morgan Mortgage Trust		3.115	10/26/48	665,601
		Series - 2017 5 (Class A2)
934,049	g,i	JP Morgan Mortgage Trust		3.928	12/25/48	937,147
		Series - 2018 6 (Class B4)
382,154	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	390,735
		Series - 2018 8 (Class A13)
464,007	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	472,014
		Series - 2018 9 (Class A13)
199,157	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	202,597
		Series - 2019 1 (Class A3)
911,459	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	926,258
		Series - 2019 1 (Class A15)
839,919	g,i	JP Morgan Mortgage Trust		4.757	09/25/49	887,805
		Series - 2019 3 (Class B1)
1,671,067	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.059	10/25/49	1,682,903
		Series - 2019 INV1 (Class A11)
2,514,677	g,i	JP Morgan Mortgage Trust		3.889	06/25/50	2,629,688
		Series - 2020 1 (Class B2)
699,462		JPMBB Commercial Mortgage Securities Trust		3.657	09/15/47	735,090
		Series - 2014 C23 (Class ASB)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.634	02/15/48	5,350,453
		Series - 2015 C27 (Class AS)
4,800,000	i	JPMBB Commercial Mortgage Securities Trust		4.620	08/15/48	5,260,653
		Series - 2015 C31 (Class B)
5,000,000		JPMDB Commercial Mortgage Securities Trust		2.536	05/13/53	5,024,182
		Series - 2020 COR7 (Class AS)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	10,853,396
		Series - 2016 225L (Class A)
384,347		Master Alternative Loan Trust		7.000	01/25/34	410,413
		Series - 2004 1 (Class 3A1)
938,092	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	980,267
		Series - 2014 C19 (Class LNC2)
287

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$850,782		Morgan Stanley Bank of America Merrill Lynch Trust		3.338%	03/15/48	$912,070
		Series - 2015 C21 (Class A4)
466,430	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	0.934	08/25/34	462,077
		Series - 2004 HE6 (Class M1)
1,959,950	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.705%	0.814	02/25/35	1,969,709
		Series - 2005 WMC2 (Class M3)
2,000,000	i	Morgan Stanley Capital I Trust		3.779	05/15/48	2,194,386
		Series - 2015 MS1 (Class A4)
211,046	†,i	Morgan Stanley Capital I Trust		6.099	12/12/49	119,030
		Series - 2007 IQ16 (Class AJFX)
300,000		Morgan Stanley Capital I Trust		3.587	12/15/50	328,711
		Series - 2017 HR2 (Class A4)
2,150,000	i	Morgan Stanley Capital I Trust		4.429	07/15/51	2,425,274
		Series - 2018 H3 (Class AS)
1,500,000	g	MRCD Mortgage Trust		2.718	12/15/36	1,481,012
		Series - 2019 PARK (Class E)
2,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	0.890	07/15/33	1,987,391
		Series - 2018 850T (Class A)
11,100,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.606	07/15/36	11,132,327
		Series - 2019 MILE (Class A)
3,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 3.500%	3.606	07/15/36	2,976,654
		Series - 2019 MILE (Class E)
4,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	4.356	07/15/36	4,429,604
		Series - 2019 MILE (Class F)
10,000,000	g	Natixis Commercial Mortgage Securities Trust		3.305	10/15/36	9,955,932
		Series - 2019 1776 (Class D)
2,000,000	g	Natixis Commercial Mortgage Securities Trust		3.902	10/15/36	1,962,240
		Series - 2019 1776 (Class E)
131,721	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	141,252
		Series - 2017 1A (Class A1)
853,872	g,i	New Residential Mortgage Loan Trust		4.000	08/27/57	913,923
		Series - 2017 6A (Class A1)
246,659	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.589	02/25/36	247,075
		Series - 2005 3 (Class A1)
688,355	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.759	06/25/57	689,731
		Series - 2018 1 (Class A2)
5,700,000	g	One Bryant Park Trust		2.516	09/15/54	5,753,557
		Series - 2019 OBP (Class A)
341,095	g,i	Sequoia Mortgage Trust		3.500	05/25/45	347,074
		Series - 2015 2 (Class A1)
436,704	g,i	Sequoia Mortgage Trust		3.500	06/25/46	442,710
		Series - 2016 1 (Class A19)
1,553,463	g,i	Sequoia Mortgage Trust		3.500	11/25/46	1,563,865
		Series - 2016 3 (Class A10)
976,357	g,i	Sequoia Mortgage Trust		3.500	02/25/47	979,731
		Series - 2017 1 (Class A4)
1,431,772	g,i	Sequoia Mortgage Trust		3.500	02/25/47	1,452,285
		Series - 2017 2 (Class A19)
1,388,141	g,i	Sequoia Mortgage Trust		3.500	04/25/47	1,391,737
		Series - 2017 3 (Class A4)
288

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,285,264	g,i	Sequoia Mortgage Trust		3.500%	04/25/47	$1,302,589
		Series - 2017 3 (Class A19)
1,260,219	g,i	Sequoia Mortgage Trust		3.749	09/25/47	1,335,015
		Series - 2017 6 (Class B1)
596,613	g,i	Sequoia Mortgage Trust		3.500	02/25/48	608,036
		Series - 2018 2 (Class A1)
1,939,809	g,i	Sequoia Mortgage Trust		3.500	02/25/48	1,969,500
		Series - 2018 2 (Class A19)
816,058	g,i	Sequoia Mortgage Trust		3.500	03/25/48	831,612
		Series - 2018 3 (Class A1)
97,436	g,i	Sequoia Mortgage Trust		3.500	03/25/48	97,442
		Series - 2018 3 (Class A4)
104,197	g,i	Sequoia Mortgage Trust		4.000	09/25/48	105,806
		Series - 2018 7 (Class A19)
46,527	g,i	Sequoia Mortgage Trust		4.000	11/25/48	47,030
		Series - 2018 8 (Class A19)
1,287,865	g,i	Sequoia Mortgage Trust		4.000	06/25/49	1,311,532
		Series - 2019 2 (Class A1)
369,864	g,i	Sequoia Mortgage Trust		4.000	06/25/49	374,628
		Series - 2019 2 (Class A19)
1,705,574	g,i	Sequoia Mortgage Trust		3.500	11/25/49	1,725,248
		Series - 2019 4 (Class A1)
3,193,094	g,i	Sequoia Mortgage Trust		3.500	12/25/49	3,223,796
		Series - 2019 5 (Class A1)
1,796,117	g,i	Sequoia Mortgage Trust		3.500	12/25/49	1,813,387
		Series - 2019 5 (Class A19)
3,635,596	g,i	Sequoia Mortgage Trust		3.000	04/25/50	3,718,106
		Series - 2020 3 (Class A19)
151,296	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	152,093
		Series - 2016 1 (Class 1A10)
611,563	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	612,850
		Series - 2017 1 (Class A4)
1,006,237	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	1,022,741
		Series - 2017 2 (Class A1)
3,500,000	g,i	Spruce Hill Mortgage Loan Trust		3.827	01/28/50	3,524,974
		Series - 2020 SH1 (Class B1)
34,120	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 4.150%	4.259	01/25/25	34,120
		Series - 2015 DN1 (Class M3)
2,208,522	i	STACR	LIBOR 1 M + 4.650%	4.759	10/25/28	2,310,959
		Series - 2016 DNA2 (Class M3)
47,131	i	STACR	LIBOR 1 M + 1.200%	1.309	10/25/29	47,191
		Series - 2017 DNA2 (Class M1)
1,373,173	i	STACR	LIBOR 1 M + 1.800%	1.909	07/25/30	1,363,695
		Series - 2018 DNA1 (Class M2)
3,004,465	i	STACR	LIBOR 1 M + 2.300%	2.472	08/25/30	3,004,463
		Series - 2018 HQA1 (Class M2)
1,402,438	g,i	STACR		4.023	09/25/47	1,400,819
		Series - 2017 SPI1 (Class M2)
1,215,252	g,i	STACR		4.148	08/25/48	1,212,348
		Series - 2018 SPI3 (Class M2)
877,742	g,i	STACR		4.489	11/25/48	876,651
		Series - 2018 SPI4 (Class M2)
1,624,282	g,i	STACR	LIBOR 1 M + 2.050%	2.159	11/25/49	1,624,281
		Series - 2019 HQA4 (Class M2)
289

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$597,561	g,i	STACR	LIBOR 1 M + 1.700%	1.809%	12/25/49	$595,569
		Series - 2020 DNA1 (Class M2)
5,010,000	g,i	STACR	LIBOR 1 M + 1.850%	1.959	02/25/50	4,990,582
		Series - 2020 DNA2 (Class M2)
4,072,000	g,i	STACR	LIBOR 1 M + 3.100%	3.209	03/25/50	4,117,731
		Series - 2020 HQA2 (Class M2)
475,000	g	Tricon American Homes		2.049	07/17/38	472,133
		Series - 2020 SFR1 (Class B)
3,000,000		UBS-Barclays Commercial Mortgage Trust		2.850	12/10/45	3,091,351
		Series - 2012 C4 (Class A5)
1,000,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.649	03/10/46	1,015,263
		Series - 2013 C5 (Class B)
1,291,097	g	VERUS A3 (Step Bond)		1.733	05/25/65	1,291,538
		Series - 2020 5 (Class A3)
2,000,000	g,i	Verus Securitization Trust		3.781	05/25/59	1,977,653
		Series - 2019 2 (Class M1)
350,000	g,i	Verus Securitization Trust		3.139	07/25/59	350,444
		Series - 2019 3 (Class M1)
824,870	g	Verus Securitization Trust		2.321	05/25/65	838,436
		Series - 2020 4 (Class A3)
1,468,098	g	VSE VOI Mortgage LLC		4.020	02/20/36	1,522,785
		Series - 2018 A (Class C)
302,488	i	Wachovia Mortgage Loan Trust		2.560	10/20/35	292,258
		Series - 2005 B (Class 1A1)
12,495	i	Washington Mutual Mortgage Pass-Through Certificates Trust		5.956	08/25/38	13,028
		Series - 2004 RA3 (Class 2A)
2,000,000	i	Wells Fargo Commercial Mortgage Trust		4.147	05/15/48	2,034,439
		Series - 2015 NXS1 (Class D)
483,128	g,i	Wells Fargo Mortgage Backed Securities Trust		4.000	04/25/49	489,163
		Series - 2019 2 (Class A17)
9,826	g	WFRBS Commercial Mortgage Trust		4.375	03/15/44	9,817
		Series - 2011 C3 (Class A4)
5,277,000		WFRBS Commercial Mortgage Trust		3.607	11/15/47	5,690,333
		Series - 2014 C24 (Class A5)
2,000,000		WF-RBS Commercial Mortgage Trust		3.337	06/15/46	2,103,848
		Series - 2013 C14 (Class A5)
179,534	g,i	WinWater Mortgage Loan Trust		3.854	06/20/44	181,970
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED				463,506,848

		TOTAL STRUCTURED ASSETS				911,232,624
		(Cost $901,264,304)

		TOTAL BONDS				5,182,931,497
		(Cost $5,108,885,313)

SHARES		COMPANY

COMMON STOCKS - 0.0%

ENERGY - 0.0%
1,538	*,†	Cloud Peak Energy, Inc				15
		TOTAL ENERGY				15
290

TIAA-CREF FUNDS - Core Plus Bond Fund

SHARES		COMPANY			VALUE

MATERIALS - 0.0%
27,730,192	*	Petra Diamonds			$575,573
		TOTAL MATERIALS			575,573

MEDIA & ENTERTAINMENT - 0.0%
158,619	*	Cirque Du Soleil Holding USA Newco, Inc			1,181,712
		TOTAL MEDIA & ENTERTAINMENT			1,181,712

REAL ESTATE - 0.0%
7,034	*	Warehouses De Pauw CVA			7,913
		TOTAL REAL ESTATE			7,913

		TOTAL COMMON STOCKS			1,765,213
		(Cost $1,848,627)

PREFERRED STOCKS - 0.3%

BANKS - 0.2%
142,800		Bank of America Corp			3,570,000
196,000	*	JPMorgan Chase & Co			5,021,520
200,000		Wintrust Financial Corp			5,600,000
		TOTAL BANKS			14,191,520

DIVERSIFIED FINANCIALS - 0.1%
35,370		Morgan Stanley			1,001,679
108,701	e	Morgan Stanley			3,059,933
		TOTAL DIVERSIFIED FINANCIALS			4,061,612

		TOTAL PREFERRED STOCKS			18,253,132
		(Cost $17,314,409)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 14.5%

GOVERNMENT AGENCY DEBT - 10.6%
$25,000,000		Federal Farm Credit Bank (FFCB)	0.040%	04/13/21	25,000,000
10,000,000		FFCB	0.040	04/22/21	10,000,000
15,000,000		FFCB	0.080	12/28/21	14,994,354
5,000,000		FFCB	0.080	01/07/22	4,998,049
24,980,000		Federal Home Loan Bank (FHLB)	0.037	04/13/21	24,980,000
118,871,000		FHLB	0.085	04/14/21	118,871,000
44,928,000		FHLB	0.028	04/16/21	44,928,000
25,000,000		FHLB	0.005	04/19/21	25,000,000
34,200,000		FHLB	0.080	04/21/21	34,200,000
12,500,000		FHLB	0.040	04/22/21	12,500,000
25,000,000		FHLB	0.030	04/23/21	25,000,000
5,993,000		FHLB	0.010	04/28/21	5,993,000
20,000,000		FHLB	0.014	05/12/21	19,999,772
24,920,000		FHLB	0.035	05/28/21	24,919,606
11,500,000		FHLB	0.025	06/11/21	11,499,546
37,370,000		FHLB	0.025	06/16/21	37,368,422
12,000,000		FHLB	0.023	06/23/21	11,999,447
15,000,000		FHLB	0.086	06/30/21	14,999,250
20,000,000		FHLB	0.050	08/06/21	19,997,884
291

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$25,000,000		FHLB	0.054%	08/13/21	$24,997,208
33,600,000		FHLB	0.058	08/18/21	33,596,108
20,000,000		FHLB	0.058	09/08/21	19,996,444
7,000,000		FHLB	0.025	09/15/21	6,998,701
12,420,000		Tennessee Valley Authority (TVA)	0.022	04/07/21	12,420,000
		TOTAL GOVERNMENT AGENCY DEBT			585,256,791

TREASURY DEBT - 3.8%
33,800,000		Egypt Treasury Bill	0.000	05/25/21	2,114,519
35,075,000		Egypt Treasury Bill	0.000	08/24/21	2,122,085
16,000,000		Ukraine Treasury Bill	0.000	10/27/21	544,258
25,000,000		United States Cash Management Bill	0.023	07/06/21	24,999,133
69,115,000		United States Treasury Bill	0.031	04/08/21	69,114,933
36,185,000		United States Treasury Bill	0.095	04/29/21	36,184,718
12,000,000		United States Treasury Bill	0.025	05/04/21	11,999,808
25,000,000		United States Treasury Bill	0.030	05/20/21	24,999,490
39,173,000		United States Treasury Bill	0.042	05/27/21	39,172,238
		TOTAL TREASURY DEBT			211,251,182

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
8,330,743	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		8,330,743
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			8,330,743

		TOTAL SHORT-TERM INVESTMENTS			804,838,716
		(Cost $804,819,028)
		TOTAL INVESTMENTS - 111.1%			6,183,572,716
		(Cost $6,109,018,648)
		OTHER ASSETS & LIABILITIES, NET - (11.1)%			(618,748,679)
		NET ASSETS - 100.0%			$5,564,824,037

		Abbreviation(s):
BRL		Brazilian Real
CNY		Chinese Yuan
DOP		Dominican Republic Peso
EGP		Egyptian Pound
EUR		Euro
INR		Indian Rupee
LIBOR		London Interbank Offered Rate
M		Month
MXN		Mexican Peso
MYR		Malaysian Ringgit
PEN		Peruvian Sol
REIT		Real Estate Investment Trust
RUB		Russian Ruble
THB		Thai Baht
UAH		Ukrainian Hryvnia
UYU		Uruguayan Peso
ZAR		South African Rand
292

TIAA-CREF FUNDS - Core Plus Bond Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,114,934.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2021, the aggregate value of these securities is $1,607,242,614 or 28.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	In default

Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,901,294	EUR	1,560,290	AUSTRALIA AND NEW ZEALAND BANKING GROUP LIMITED	04/22/21	$70,707

Abbreviation(s):
EUR	Euro

Centrally cleared credit default swap contracts outstanding as of March 31, 2021 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Fixed rate payment frequency	Maturity date	Notional amount*	Value	Premiums paid (received)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS36V1-5Y	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	Quarterly	06/20/26	170,000,000	$(15,398,071)	$(14,477,309)	$(754,217)	$(920,762)

* The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

SOLD

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Fixed rate payment frequency	Maturity date	Notional amount*	Value	Premiums paid (received)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS36V1-5Y	Credit event as specified in contract	5.000%	Citigroup Global Markets, Inc	Quarterly	06/20/26	$ 30,000,000	$2,642,313	$2,600,646	$41,667	$41,667

*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
293

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

TIAA-CREF FUNDS

5-15 YEAR LADDERED TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 97.3%

ALABAMA - 2.3%
$500,000		City of Birmingham AL	5.000%	12/01/29	$634,163
500,000		City of Birmingham AL	5.000	12/01/30	632,231
630,000		County of Mobile AL	5.000	02/01/34	796,835
2,900,000		Lower Alabama Gas District	4.000	12/01/50	3,304,116
1,000,000		University of South Alabama	5.000	11/01/31	1,199,003
		TOTAL ALABAMA			6,566,348

ALASKA - 1.3%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	596,205
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	2,985,839
		TOTAL ALASKA			3,582,044

ARIZONA - 0.9%
2,000,000		Chandler Industrial Development Authority	5.000	06/01/49	2,270,680
190,000		Pinal County Electric District No 3	5.000	07/01/33	227,476
		TOTAL ARIZONA			2,498,156

ARKANSAS - 0.5%
1,000,000		City of Fort Smith AR Water & Sewer Revenue	5.000	10/01/32	1,266,551
		TOTAL ARKANSAS			1,266,551

CALIFORNIA - 4.2%
1,090,000		California County Tobacco Securitization Agency	4.000	06/01/36	1,318,498
365,000		California Educational Facilities Authority	5.000	12/01/29	455,823
1,510,000		California Health Facilities Financing Authority	5.000	09/01/33	1,827,324
185,000		California Municipal Finance Authority	4.000	07/15/29	209,417
715,000	g	California School Finance Authority	5.000	08/01/25	839,373
225,000	g	California Statewide Communities Development Authority	5.000	12/01/28	273,383
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,404,095
1,000,000		City of Los Angeles Department of Airports	5.000	05/15/36	1,289,690
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	530,014
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	492,560
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	880,480
500,000		Santee CDC Successor Agency	5.000	08/01/27	605,159
		TOTAL CALIFORNIA			11,125,816
294

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COLORADO - 1.3%
$1,500,000		City & County of Denver CO Airport System Revenue	5.000%	11/15/30	$1,831,609
250,000		Colorado Health Facilities Authority	5.000	12/01/41	287,594
310,000		Denver Health & Hospital Authority	5.000	12/01/28	392,155
1,000,000		Interlocken Metropolitan District	5.000	12/01/27	1,247,204
		TOTAL COLORADO			3,758,562

CONNECTICUT - 4.5%
1,180,000		Capital Region Development Authority	5.000	06/15/29	1,435,062
765,000		Capital Region Development Authority	5.000	06/15/33	913,612
1,900,000		City of Bridgeport CT	5.000	06/01/34	2,391,655
495,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/27	608,463
630,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/29	744,197
330,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/30	386,681
350,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/32	418,202
350,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/33	416,928
300,000		Connecticut State Higher Education Supplement Loan Authority	5.000	11/15/25	353,251
250,000		Connecticut State Higher Education Supplement Loan Authority	5.000	11/15/26	300,807
500,000		State of Connecticut Special Tax Revenue	5.000	05/01/30	657,410
1,000,000		State of Connecticut Special Tax Revenue	5.000	05/01/34	1,279,871
2,000,000		University of Connecticut	5.000	03/15/28	2,398,731
		TOTAL CONNECTICUT			12,304,870

DISTRICT OF COLUMBIA - 0.4%
955,000		District of Columbia	5.000	04/01/27	1,161,936
		TOTAL DISTRICT OF COLUMBIA			1,161,936

FLORIDA - 6.9%
1,000,000		Alachua County Health Facilities Authority	5.000	12/01/31	1,271,734
250,000		County of Broward FL Airport System Revenue	5.000	10/01/27	309,642
250,000		County of Broward FL Airport System Revenue	5.000	10/01/28	307,152
1,500,000		County of Miami-Dade FL Aviation Revenue	4.000	10/01/36	1,773,165
3,000,000		Escambia County Health Facilities Authority	5.000	08/15/32	3,776,840
2,000,000	g	Florida Development Finance Corp	7.375	01/01/49	1,965,627
1,100,000		Greater Orlando Aviation Authority	5.000	10/01/26	1,338,108
175,000		Hillsborough County Aviation Authority	5.000	10/01/31	214,445
185,000		Hillsborough County Aviation Authority	5.000	10/01/32	225,158
190,000		Hillsborough County Aviation Authority	5.000	10/01/33	230,136
400,000		Hillsborough County Port District	5.000	06/01/29	492,521
1,000,000		Hillsborough County Port District	5.000	06/01/33	1,210,467
210,000		Miami-Dade County Educational Facilities Authority	5.000	04/01/28	261,318
1,375,000		Miami-Dade County Expressway Authority	5.000	07/01/31	1,650,862
500,000		Pinellas County School Board	4.000	07/01/36	594,605
295

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,180,000	Port St. Lucie Community Redevelopment Agency	5.000%	01/01/26	$2,597,220
500,000	School District of Broward County	5.000	07/01/31	598,902
75,000	Volusia County Educational Facility Authority	5.000	10/15/25	88,875
540,000	Volusia County Educational Facility Authority	5.000	10/15/32	655,559
	TOTAL FLORIDA			19,562,336

GEORGIA - 3.2%
1,250,000	Brookhaven Development Authority	5.000	07/01/27	1,569,021
1,110,000	Burke County Development Authority	2.250	10/01/32	1,151,210
1,000,000	Dahlonega Downtown Development Authority	4.000	07/01/37	1,130,019
1,250,000	Dahlonega Downtown Development Authority	4.000	07/01/38	1,409,469
1,000,000	Dahlonega Downtown Development Authority	5.000	07/01/39	1,202,822
250,000	Georgia Municipal Association, Inc	5.000	12/01/30	312,759
1,000,000	Glynn-Brunswick Memorial Hospital Authority	5.000	08/01/47	1,148,484
1,020,000	Main Street Natural Gas, Inc	4.000	08/01/49	1,135,194
	TOTAL GEORGIA			9,058,978

GUAM - 0.2%
200,000	Port Authority of Guam	5.000	07/01/29	240,543
200,000	Port Authority of Guam	5.000	07/01/30	239,492
	TOTAL GUAM			480,035

HAWAII - 1.4%
1,275,000	City & County of Honolulu HI	5.000	09/01/27	1,608,700
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/29	1,242,327
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/41	1,145,395
	TOTAL HAWAII			3,996,422

ILLINOIS - 13.1%
1,500,000	Chicago Board of Education	5.000	12/01/26	1,765,032
1,335,000	Chicago Board of Education	4.000	12/01/27	1,514,799
500,000	Chicago Housing Authority	5.000	01/01/33	594,003
2,000,000	Chicago Midway International Airport	5.000	01/01/26	2,369,475
400,000	Chicago O’Hare International Airport	5.000	01/01/22	413,894
750,000	Chicago O’Hare International Airport	5.000	01/01/25	866,395
300,000	Chicago O’Hare International Airport	5.000	01/01/28	361,662
1,000,000	Chicago O’Hare International Airport	5.000	01/01/32	1,145,627
3,250,000	City of Chicago IL	5.000	01/01/28	3,901,090
1,500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,550,051
500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	516,684
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/25	1,142,854
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/26	1,174,595
1,250,000	City of Chicago IL, GO	5.000	01/01/29	1,521,873
1,500,000	City of Chicago IL, GO	5.500	01/01/35	1,679,500
650,000	City of Chicago IL, GO	5.500	01/01/37	725,536
500,000	City of Chicago IL, GO	5.500	01/01/42	554,561
1,750,000	County of Cook IL	5.000	11/15/31	2,132,114
296

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,160,000		County of Cook IL Sales Tax Revenue	5.000%	11/15/36	$1,494,504
400,000		Illinois Finance Authority	5.000	05/01/21	401,280
500,000		Illinois Finance Authority	5.000	11/01/21	512,672
2,000,000		Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,460,519
1,500,000		Sales Tax Securitization Corp	5.000	01/01/30	1,822,226
2,000,000		State of Illinois	5.000	06/01/28	2,322,586
1,500,000		State of Illinois	5.000	03/01/37	1,822,797
250,000		Village of Broadview IL	5.000	12/01/28	316,899
200,000		Village of Broadview IL	5.000	12/01/29	252,541
545,000		Village of Broadview IL	5.000	12/01/30	685,003
745,000		Village of Broadview IL	5.000	12/01/33	929,717
		TOTAL ILLINOIS			36,950,489

INDIANA - 0.6%
1,365,000		City of Whiting IN	5.000	12/01/44	1,656,900
		TOTAL INDIANA			1,656,900

IOWA - 0.2%
475,000		Iowa Higher Education Loan Authority	5.000	10/01/27	595,402
		TOTAL IOWA			595,402

KENTUCKY - 1.9%
2,000,000		Kentucky Turnpike Authority	5.000	07/01/26	2,423,993
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,515,892
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,512,951
		TOTAL KENTUCKY			5,452,836

LOUISIANA - 1.7%
480,000		City of New Orleans LA Sewerage Service Revenue	4.000	06/01/36	563,100
750,000		Louisiana Local Government Environmental Facilities & Community Development Authority	5.000	10/01/27	926,814
500,000		New Orleans Aviation Board	5.000	10/01/33	627,789
1,250,000		St. Tammany Parish Hospital Service District No	5.000	07/01/33	1,538,357
1,000,000		State of Louisiana	5.000	08/01/26	1,224,039
		TOTAL LOUISIANA			4,880,099

MAINE - 0.2%
750,000	†,g,q	Finance Authority of Maine	5.375	12/15/33	412,500
		TOTAL MAINE			412,500

MARYLAND - 0.8%
2,000,000		County of Baltimore MD	4.000	01/01/29	2,285,133
		TOTAL MARYLAND			2,285,133
297

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

MASSACHUSETTS - 1.2%
$500,000	Massachusetts Development Finance Agency	5.000%	12/01/29	$604,759
2,100,000	University of Massachusetts Building Authority	5.000	11/01/29	2,778,073
	TOTAL MASSACHUSETTS			3,382,832

MICHIGAN - 4.1%
500,000	Charlotte Public School District	4.000	05/01/36	609,973
2,000,000	Michigan Finance Authority	5.000	04/01/25	2,310,673
2,000,000	Michigan Finance Authority	5.000	11/15/28	2,446,507
1,650,000	Michigan Finance Authority	5.000	07/01/44	1,749,861
1,750,000	State of Michigan Trunk Line Revenue	5.000	11/15/30	2,352,407
385,000	Wayne County Airport Authority	5.000	12/01/29	486,512
1,250,000	Wayne County Airport Authority	5.000	12/01/29	1,555,933
	TOTAL MICHIGAN			11,511,866

MINNESOTA - 0.9%
1,055,000	City of Minneapolis MN	5.000	11/15/33	1,305,880
70,000	Duluth Economic Development Authority	5.000	02/15/33	84,846
500,000	Northern Municipal Power Agency	5.000	01/01/26	597,491
500,000	Northern Municipal Power Agency	5.000	01/01/28	593,134
	TOTAL MINNESOTA			2,581,351

MISSISSIPPI - 1.8%
1,250,000	Mississippi Development Bank	5.000	03/01/25	1,458,592
1,045,000	Mississippi Development Bank	5.000	03/01/26	1,257,686
1,000,000	Mississippi Development Bank	5.000	06/01/27	1,251,961
1,000,000	Mississippi Development Bank	5.000	03/01/35	1,162,341
	TOTAL MISSISSIPPI			5,130,580

MISSOURI - 2.4%
1,225,000	City of Kansas City MO	5.000	10/01/26	1,459,530
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/25	1,202,618
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/26	1,196,728
900,000	Health & Educational Facilities Authority of the State of Missouri	5.000	02/15/28	1,130,602
1,745,000	St. Louis Municipal Finance Corp	5.000	02/15/26	2,092,719
	TOTAL MISSOURI			7,082,197

NEBRASKA - 0.1%
250,000	Omaha Airport Authority	5.000	12/15/22	269,621
	TOTAL NEBRASKA			269,621

NEVADA - 0.4%
1,000,000	Las Vegas Redevelopment Agency	5.000	06/15/26	1,180,379
	TOTAL NEVADA			1,180,379
298

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

NEW JERSEY - 5.1%
$350,000	h	Gloucester County Improvement Authority	5.000%	07/01/34	$445,598
1,000,000		New Jersey Economic Development Authority	5.000	06/15/27	1,225,147
2,500,000		New Jersey Economic Development Authority	5.000	11/01/35	3,060,606
1,000,000		New Jersey Educational Facilities Authority	5.000	07/01/27	1,202,053
1,000,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/29	1,175,087
765,000		New Jersey Transportation Trust Fund Authority	5.000	12/15/33	935,533
4,000,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/34	4,884,538
1,000,000		New Jersey Transportation Trust Fund Authority	4.000	06/15/36	1,143,887
500,000		South Jersey Port Corp	5.000	01/01/48	569,196
		TOTAL NEW JERSEY			14,641,645

NEW YORK - 7.1%
1,000,000		Brooklyn Arena Local Development Corp	5.000	07/15/26	1,198,287
1,000,000		Metropolitan Transportation Authority	5.000	11/15/25	1,182,782
1,250,000		Metropolitan Transportation Authority	5.000	11/15/50	1,498,981
160,000		New York City Industrial Development Agency	3.000	01/01/46	165,649
1,750,000		New York State Dormitory Authority	5.000	07/01/33	2,112,838
1,000,000		New York State Urban Development Corp	5.000	03/15/35	1,286,656
375,000		New York Transportation Development Corp	5.000	07/01/30	424,990
1,080,000		New York Transportation Development Corp	4.000	10/01/30	1,251,668
1,000,000		New York Transportation Development Corp	5.000	08/01/31	1,013,180
715,000		New York Transportation Development Corp	5.000	01/01/36	846,300
505,000		New York Transportation Development Corp	5.000	12/01/36	622,827
635,000		New York Transportation Development Corp	5.000	12/01/36	783,159
1,500,000		Port Authority of New York & New Jersey	5.000	07/15/31	1,931,957
1,000,000		Port Authority of New York & New Jersey	4.000	11/01/34	1,166,293
1,000,000		Port Authority of New York & New Jersey	5.000	11/01/35	1,246,808
1,625,000		Port Authority of New York & New Jersey	4.000	07/15/36	1,901,843
1,000,000		Westchester County Local Development Corp	5.000	11/01/25	1,162,143
		TOTAL NEW YORK			19,796,361

NORTH CAROLINA - 2.2%
1,355,000		County of Duplin NC	5.000	04/01/27	1,618,471
1,000,000		North Carolina Capital Facilities Finance Agency	5.000	05/01/31	1,310,855
1,000,000		North Carolina Medical Care Commission	5.000	12/01/26	1,219,744
210,000		North Carolina Medical Care Commission	4.000	02/01/36	253,264
255,000		North Carolina Medical Care Commission	3.000	07/01/36	268,805
200,000		North Carolina Turnpike Authority	5.000	01/01/22	206,552
1,000,000		The Charlotte-Mecklenburg Hospital Authority	5.000	01/15/26	1,193,240
		TOTAL NORTH CAROLINA			6,070,931

NORTH DAKOTA - 0.4%
1,000,000		North Dakota Housing Finance Agency	2.400	01/01/26	1,055,877
		TOTAL NORTH DAKOTA			1,055,877
299

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

OHIO - 2.8%
$1,000,000		American Municipal Power, Inc	5.000%	02/15/34	$1,248,992
1,000,000		City of Cleveland OH Airport System Revenue	5.000	01/01/27	1,212,301
200,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/27	249,270
250,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/28	312,684
240,000		City of Toledo OH	4.000	12/01/29	285,313
250,000		City of Toledo OH	4.000	12/01/30	295,426
200,000		City of Toledo OH	4.000	12/01/31	235,365
1,500,000		County of Miami OH	5.000	08/01/32	1,869,846
725,000		County of Montgomery OH	5.000	08/01/36	938,589
300,000		Lebanon City School District	3.000	12/01/36	329,477
700,000		Miami University	5.000	09/01/28	896,380
175,000		State of Ohio	5.000	01/15/35	221,965
		TOTAL OHIO			8,095,608

OKLAHOMA - 0.9%
750,000		Oklahoma Development Finance Authority	5.000	08/15/28	924,847
1,500,000		Oklahoma Development Finance Authority	5.250	08/15/48	1,794,295
		TOTAL OKLAHOMA			2,719,142

OREGON - 1.0%
3,000,000	†,g,q	Oregon State Business Development Commission	6.500	04/01/31	960,000
1,000,000	†,q	Oregon State Business Development Commission	11.500	04/01/31	320,000
625,000	†,g	Oregon State Business Development Commission	0.000	04/01/37	199,860
1,000,000		Tri-County Metropolitan Transportation District of Oregon	5.000	10/01/28	1,254,539
		TOTAL OREGON			2,734,399

PENNSYLVANIA - 3.6%
1,100,000		Allegheny County Higher Education Building Authority	5.000	03/01/29	1,301,536
480,000		Borough of Columbia PA	4.000	06/15/38	502,281
1,000,000		City of Philadelphia PA	5.000	08/01/26	1,218,193
740,000		Coatesville School District	5.000	08/01/25	875,980
500,000		Lancaster County Career & Technology Center Authority	4.000	02/01/25	559,061
500,000		Lancaster County Career & Technology Center Authority	4.000	02/01/26	570,270
670,000		Lancaster County Career & Technology Center Authority	4.000	02/01/30	777,567
500,000	h	Pennsylvania Economic Development Financing Authority	5.000	10/15/34	658,725
415,000		Pittsburgh Water & Sewer Authority	5.000	09/01/27	517,740
1,500,000		School District of the City of Erie	5.000	04/01/28	1,877,919
915,000		Township of Northampton PA	4.000	05/15/33	1,042,655
		TOTAL PENNSYLVANIA			9,901,927
300

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

RHODE ISLAND - 0.4%
$825,000	Rhode Island Commerce Corp	5.000%	06/15/27	$1,015,883
	TOTAL RHODE ISLAND			1,015,883

SOUTH CAROLINA - 0.9%
265,000	City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/27	325,391
170,000	City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/28	213,648
265,000	City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/29	339,743
500,000	South Carolina Public Service Authority	4.000	12/01/37	589,129
890,000	South Carolina Public Service Authority	4.000	12/01/40	1,039,440
	TOTAL SOUTH CAROLINA			2,507,351

TENNESSEE - 1.3%
2,305,000	Metropolitan Nashville Airport Authority	5.000	07/01/35	2,889,010
755,000	Tennessee Energy Acquisition Corp	4.000	11/01/49	856,558
	TOTAL TENNESSEE			3,745,568

TEXAS - 10.4%
350,000	Atascosa County Industrial Development Corp	5.000	12/15/28	418,451
350,000	Atascosa County Industrial Development Corp	5.000	12/15/29	421,737
400,000	Atascosa County Industrial Development Corp	5.000	12/15/30	485,857
1,100,000	Central Texas Regional Mobility Authority	5.000	01/01/27	1,343,789
1,210,000	Central Texas Regional Mobility Authority	5.000	01/01/29	1,500,933
750,000	Central Texas Regional Mobility Authority	4.000	01/01/36	881,654
400,000	City of Austin TX Airport System Revenue	5.000	11/15/27	489,103
900,000	City of Austin TX Airport System Revenue	5.000	11/15/39	1,023,177
1,000,000	City of El Paso TX	4.000	08/15/35	1,197,448
2,000,000	City of El Paso TX Airport Revenue	5.000	08/15/28	2,497,708
1,970,000	City of Houston TX	5.000	03/01/32	2,404,817
4,000,000	City of Houston TX Combined Utility System Revenue	5.000	11/15/29	5,291,304
500,000	County of Galveston TX	4.000	02/01/38	565,544
550,000	Dallas County Utility & Reclamation District	5.000	02/15/26	656,117
150,000	Harris County Toll Road Authority	4.000	08/15/36	181,790
1,000,000	North Texas Tollway Authority	5.000	01/01/30	1,246,619
420,000	Port Freeport TX	5.000	06/01/28	515,249
825,000	Port Freeport TX	5.000	06/01/29	1,003,981
865,000	Port Freeport TX	5.000	06/01/30	1,049,757
935,000	Port Freeport TX	5.000	06/01/32	1,125,945
2,500,000	Texas Private Activity Bond Surface Transportation Corp	5.000	12/31/35	3,114,835
1,000,000	University of North Texas	5.000	04/15/27	1,246,629
	TOTAL TEXAS			28,662,444

UTAH - 1.0%
475,000	Salt Lake City Corp Airport Revenue	5.000	07/01/31	587,945
1,000,000	Salt Lake City Corp Airport Revenue	5.000	07/01/32	1,229,590
1,000,000	Salt Lake City Corp Airport Revenue	5.000	07/01/33	1,225,325
	TOTAL UTAH			3,042,860
301

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

VIRGIN ISLANDS - 1.8%
$2,000,000	g	Virgin Islands Public Finance Authority	5.000%	09/01/25	$2,282,945
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,766,883
		TOTAL VIRGIN ISLANDS			5,049,828

WASHINGTON - 0.6%
500,000		Klickitat County Public Utility District No	5.000	12/01/27	630,915
1,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/29	1,157,072
		TOTAL WASHINGTON			1,787,987

WEST VIRGINIA - 1.3%
1,000,000		West Virginia Higher Education Policy Commission	5.000	07/01/27	1,253,141
750,000		West Virginia Hospital Finance Authority	5.000	01/01/29	948,861
1,215,000		West Virginia Hospital Finance Authority	5.000	01/01/30	1,519,391
		TOTAL WEST VIRGINIA			3,721,393

		TOTAL LONG-TERM MUNICIPAL BONDS			273,283,443
		(Cost $260,300,066)

		TOTAL INVESTMENTS - 97.3%			273,283,443
		(Cost $260,300,066)
		OTHER ASSETS & LIABILITIES, NET - 2.7%			7,499,945
		NET ASSETS - 100.0%			$280,783,388

Abbreviation(s):
GO	General Obligation

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2021, the aggregate value of these securities is $9,700,571 or 3.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
q	In default
302

TIAA-CREF FUNDS - Green Bond Fund

TIAA-CREF FUNDS

GREEN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.0%

UTILITIES - 1.0%
$498,750	i	Exgen Renewables IV LLC	LIBOR 3 M + 2.750%	3.750%	12/15/27	$498,960
		TOTAL UTILITIES				498,960

		TOTAL BANK LOAN OBLIGATIONS				498,960
		(Cost $496,338)

BONDS - 93.6%

CORPORATE BONDS - 44.9%

AUTOMOBILES & COMPONENTS - 0.7%
350,000	g	Hyundai Capital Services, Inc		1.250	02/08/26	341,329
		TOTAL AUTOMOBILES & COMPONENTS				341,329

BANKS - 6.1%
250,000		Bank of America Corp		0.981	09/25/25	249,350
475,000		Bank of America Corp		2.456	10/22/25	497,890
500,000		Citigroup, Inc		1.678	05/15/24	510,185
250,000		Citigroup, Inc		0.776	10/30/24	249,830
250,000		First Abu Dhabi Bank PJSC		3.000	03/30/22	255,905
450,000	g	ING Groep NV		1.400	07/01/26	447,678
250,000	g	Itau Unibanco Holding S.A.		3.875	04/15/31	242,500
250,000		Royal Bank of Scotland Group plc		2.359	05/22/24	257,932
200,000	g	Shinhan Financial Group Co Ltd		3.340	02/05/30	208,804
200,000	g	Standard Chartered plc		1.214	03/23/25	200,341
		TOTAL BANKS				3,120,415

CAPITAL GOODS - 1.2%
250,000		Johnson Controls International plc		1.750	09/15/30	234,470
225,000		Xylem, Inc		1.950	01/30/28	224,626
150,000		Xylem, Inc		2.250	01/30/31	147,181
		TOTAL CAPITAL GOODS				606,277

CONSUMER SERVICES - 2.0%
250,000		Conservation Fund		3.474	12/15/29	259,350
260,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.285	02/01/24	260,801
500,000		Nature Conservancy		1.511	07/01/29	472,928
		TOTAL CONSUMER SERVICES				993,079

DIVERSIFIED FINANCIALS - 0.3%
125,000	g	Starwood Property Trust, Inc		5.500	11/01/23	130,625
		TOTAL DIVERSIFIED FINANCIALS				130,625
303

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 0.5%
$250,000		SYSCO Corp	2.400%	02/15/30	$248,234
		TOTAL FOOD & STAPLES RETAILING			248,234

FOOD, BEVERAGE & TOBACCO - 1.0%
250,000	g	NBM US Holdings, Inc	6.625	08/06/29	274,951
250,000		PepsiCo, Inc	2.875	10/15/49	241,953
		TOTAL FOOD, BEVERAGE & TOBACCO			516,904

HEALTH CARE EQUIPMENT & SERVICES - 1.4%
650,000		Kaiser Foundation Hospitals	3.150	05/01/27	709,210
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			709,210

MATERIALS - 2.8%
250,000	g	Celulosa Arauco y Constitucion S.A.	5.150	01/29/50	278,811
525,000	g	Inversiones CMPC S.A.	4.375	04/04/27	577,348
500,000	g	LG Chem Ltd	3.625	04/15/29	541,212
		TOTAL MATERIALS			1,397,371

MEDIA & ENTERTAINMENT - 1.9%
250,000	g	Continuum Energy Levanter Pte Ltd	4.500	02/09/27	255,625
500,000	g	Liberty Utilities Finance GP	2.050	09/15/30	468,463
260,000		Smithsonian Institution	2.645	09/01/39	248,177
		TOTAL MEDIA & ENTERTAINMENT			972,265

REAL ESTATE - 3.5%
250,000		Equinix, Inc	1.000	09/15/25	245,485
300,000		Federal Realty Investment Trust	1.250	02/15/26	296,226
275,000	g	HAT Holdings I LLC	5.250	07/15/24	283,938
250,000	g	HAT Holdings I LLC	6.000	04/15/25	263,750
250,000	g	HAT Holdings I LLC	3.750	09/15/30	240,625
250,000		Kilroy Realty LP	2.500	11/15/32	234,783
250,000		UDR, Inc	1.900	03/15/33	225,400
		TOTAL REAL ESTATE			1,790,207

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
250,000	g	NXP BV	3.400	05/01/30	263,988
275,000	g	SK Hynix, Inc	2.375	01/19/31	260,039
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			524,027

SOFTWARE & SERVICES - 0.6%
300,000		Mastercard, Inc	1.900	03/15/31	294,879
		TOTAL SOFTWARE & SERVICES			294,879

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
500,000		Apple, Inc	3.000	06/20/27	542,495
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			542,495

UTILITIES - 20.8%
300,000	g	AES Corp	1.375	01/15/26	292,393
350,000	g	AES Corp	2.450	01/15/31	334,629
250,000	g	AES Gener S.A.	6.350	10/07/79	267,812
600,000		Avangrid, Inc	3.200	04/15/25	642,389
500,000	g	Azure Power Energy Ltd	5.500	11/03/22	510,002
304

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000	g	Clearway Energy Operating LLC	4.750%	03/15/28	$312,117
225,000	g	Clearway Energy Operating LLC	3.750	02/15/31	215,860
215,000	g	Consorcio Transmantaro SA	4.700	04/16/34	242,683
500,000		Duke Energy Florida LLC	2.500	12/01/29	509,892
250,000	g	EDP Finance BV	1.710	01/24/28	240,983
250,000	g	Electricite de France S.A.	3.625	10/13/25	271,616
500,000		Georgia Power Co	3.250	04/01/26	540,402
250,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	255,791
250,000		Interstate Power & Light Co	3.500	09/30/49	246,123
250,000		MidAmerican Energy Co	3.100	05/01/27	270,940
600,000		MidAmerican Energy Co	3.650	08/01/48	634,494
550,000	g	Niagara Mohawk Power Corp	1.960	06/27/30	525,653
250,000		NorthWestern Corp	4.176	11/15/44	276,469
100,000	g	Pattern Energy Operations LP	4.500	08/15/28	101,625
529,000		Public Service Co of Colorado	3.700	06/15/28	585,148
200,000		Public Service Co of Colorado	4.100	06/15/48	226,489
250,000		Public Service Co of Colorado	3.200	03/01/50	250,527
229,000		Southern Power Co	2.500	12/15/21	232,008
500,000		Southwestern Public Service Co	3.150	05/01/50	486,792
226,750	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	255,094
357,710	g	Topaz Solar Farms LLC	4.875	09/30/39	388,706
275,000		Tucson Electric Power Co	1.500	08/01/30	254,699
200,000	g	UEP Penonome II S.A.	6.500	10/01/38	201,502
250,000		Union Electric Co	2.625	03/15/51	221,136
750,000		Westar Energy, Inc	2.550	07/01/26	785,843
		TOTAL UTILITIES			10,579,817

		TOTAL CORPORATE BONDS			22,767,134
		(Cost $22,371,567)

GOVERNMENT BONDS - 27.9%

AGENCY SECURITIES - 2.9%
245,058		Overseas Private Investment Corp (OPIC)	1.790	10/15/29	257,745
245,058		OPIC	2.360	10/15/29	264,088
245,058		United States International Development Finance Corp	1.050	10/15/29	249,511
500,000		United States International Development Finance Corp	1.610	07/15/38	482,535
250,000		- -	1.630	07/15/38	241,766
		TOTAL AGENCY SECURITIES			1,495,645

FOREIGN GOVERNMENT BONDS - 14.4%
625,000		African Development Bank	3.000	12/06/21	636,941
500,000		Asian Development Bank	1.875	08/10/22	511,353
579,000		Asian Development Bank	1.750	08/14/26	598,871
750,000		Asian Development Bank	3.125	09/26/28	831,078
250,000		Chile Government International Bond	3.500	01/25/50	254,237
200,000	g	Egypt Government International Bond	5.250	10/06/25	206,518
250,000		European Bank for Reconstruction & Development	1.625	09/27/24	259,001
250,000		European Investment Bank	0.625	10/21/27	238,160
250,000		European Investment Bank	1.625	10/09/29	248,914
1,500,000		European Investment Bank	0.750	09/23/30	1,361,676
500,000		International Bank for Reconstruction & Development	2.125	03/03/25	527,541
500,000		International Bank for Reconstruction & Development	3.125	11/20/25	549,475
235,000	g	Korea Electric Power Corp	1.125	06/15/25	233,328
305

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$250,000		North American Development Bank		2.400%	10/26/22	$256,841
300,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	315,924
250,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	270,888
		TOTAL FOREIGN GOVERNMENT BONDS				7,300,746

MUNICIPAL BONDS - 10.6%
180,000	g	California Municipal Finance Authority		6.375	11/15/48	180,369
300,000		City of Cleveland OH Income Tax Revenue		3.072	10/01/41	282,732
600,000		Grant County Public Utility District No 2		1.544	01/01/23	613,172
250,000		Grant County Public Utility District No 2		3.210	01/01/40	261,418
235,000		Great Lakes Water Authority Sewage Disposal System Revenue		3.056	07/01/39	239,248
100,000		Klickitat County Public Utilities		3.688	12/01/38	102,843
500,000		Metropolitan Transportation Authority		5.175	11/15/49	619,346
210,000		Mount Shasta Public Financing Authority		3.000	08/01/35	227,389
220,000		Mount Shasta Public Financing Authority		2.625	08/01/36	229,355
120,000		Mount Shasta Public Financing Authority		2.625	08/01/37	124,682
160,000		Mount Shasta Public Financing Authority		2.750	08/01/38	166,656
165,000		Mount Shasta Public Financing Authority		2.750	08/01/39	171,403
100,000		New York State Energy Research & Development Authority		4.577	04/01/35	106,776
105,000		New York State Environmental Facilities Corp		2.506	11/15/22	107,830
125,000		New York Transportation Development Corp		1.360	12/01/21	125,324
500,000	g	Ohio Air Quality Development Authority		4.500	01/15/48	555,058
250,000	g	Pennsylvania Economic Development Financing Authority		10.000	12/01/29	254,533
500,000	i	State of California	LIBOR 1 M + 0.780%	0.899	04/01/47	500,451
500,000	g	Warm Springs Reservation Confederated Tribe		2.800	11/01/22	508,417
		TOTAL MUNICIPAL BONDS				5,377,002

		TOTAL GOVERNMENT BONDS				14,173,393
		(Cost $13,896,045)

STRUCTURED ASSETS - 20.8%

ASSET BACKED - 13.3%
250,000	g,i	BFLD Trust Series - 2020 EYP (Class C)	LIBOR 1 M + 2.100%	2.206	10/15/35	252,500
200,226	g	HERO Funding Trust Series - 2016 1A (Class A)		4.050	09/20/41	209,428
314,428	g	HERO Funding Trust Series - 2016 3A (Class A2)		3.910	09/20/42	324,598
180,308	g	HERO Funding Trust Series - 2016 4A (Class A2)		4.290	09/20/47	187,794
81,801	g	HERO Funding Trust Series - 2017 1A (Class A2)		4.460	09/20/47	86,128
194,189	g	HERO Funding Trust Series - 2017 3A (Class A1)		3.190	09/20/48	202,977
391,291	g	HERO Funding Trust Series - 2017 3A (Class A2)		3.950	09/20/48	415,054
212,947	g	HERO Funding Trust Series - 2020 1A (Class A)		2.720	09/20/57	215,531
235,740	g	Loanpal Solar Loan Ltd Series - 2021 1GS (Class A)		2.290	01/20/48	235,749
306

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$207,432	g	Mosaic Solar Loan Trust Series - 2020 1A (Class A)		2.100%	04/20/46	$209,417
231,136	g	Mosaic Solar Loan Trust Series - 2020 2A (Class A)		1.440	08/20/46	225,157
250,000	g	Mosaic Solar Loan Trust Series - 2021 1A (Class B)		2.050	12/20/46	246,323
250,000	†,g	Renew Series - 2021 1 (Class A)		2.060	11/20/56	249,962
77,450	g	SolarCity LMC Series - 2016 A (Class A)		4.800	09/20/48	80,002
236,852	g	Sunrun Athena Issuer LLC Series - 2018 1 (Class A)		5.310	04/30/49	259,778
484,198	g	Sunrun Atlas Issuer LLC Series - 2019 2 (Class A)		3.610	02/01/55	511,051
429,082	g	Sunrun Callisto Issuer LLC Series - 2019 1A (Class A)		3.980	06/30/54	457,680
250,000	g	Sunrun Vulcan Issuer LLC Series - 2021 1A (Class A)		2.460	01/30/52	247,329
159,204	g	Tesla Auto Lease Trust Series - 2018 B (Class A)		3.710	08/20/21	159,551
131,868	g	Tesla Auto Lease Trust Series - 2019 A (Class A2)		2.130	04/20/22	132,720
250,000	g	Tesla Auto Lease Trust Series - 2019 A (Class A3)		2.160	10/20/22	254,445
250,000	g	Tesla Auto Lease Trust Series - 2019 A (Class A4)		2.200	11/21/22	255,984
250,000	g	Tesla Auto Lease Trust Series - 2020 A (Class A4)		0.780	12/20/23	251,589
250,000	g	Tesla Auto Lease Trust Series - 2021 A (Class A3)		0.560	03/20/25	249,826
585,240	g	Vivint Colar Financing V LLC Series - 2018 1A (Class B)		7.370	04/30/48	623,071
243,831	g	Vivint Solar Financing VII LLC Series - 2020 1A (Class A)		2.210	07/31/51	239,965
		TOTAL ASSET BACKED				6,783,609

OTHER MORTGAGE BACKED - 7.5%
250,000	g,i	Alen Mortgage Trust Series - 2021 ACEN (Class B)	LIBOR 1 M + 1.650%	1.756	04/15/34	250,075
100,000	g	BBCMS Trust Series - 2015 SRCH (Class B)		4.498	08/10/35	111,914
500,000	g	COMM Mortgage Trust Series - 2015 3BP (Class A)		3.178	02/10/35	530,755
500,000	g	CPT Mortgage Trust Series - 2019 CPT (Class A)		2.865	11/13/39	517,656
250,000		Federal National Mortgage Association (FNMA) Series - 2021 M1G (Class A2)		1.561	11/25/30	239,361
172,968	g	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2012 HSBC (Class A)		3.093	07/05/32	177,094
500,000	g,i	Manhattan West Series - 2020 1MW (Class B)		2.335	09/10/39	501,208
250,000	g,i	Morgan Stanley Capital I Trust Series - 2020 CNP (Class C)		2.428	04/05/42	233,599
307

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$500,000	g,i	Natixis Commercial Mortgage Securities Trust Series - 2019 MILE (Class D)	LIBOR 1 M + 2.750%	2.856%	07/15/36	$499,999
250,000	g,i	Natixis Commercial Mortgage Securities Trust Series - 2019 MILE (Class F)	LIBOR 1 M + 4.250%	4.356	07/15/36	246,089
500,000	g	One Bryant Park Trust Series - 2019 OBP (Class A)		2.516	09/15/54	504,698
		TOTAL OTHER MORTGAGE BACKED				3,812,448

		TOTAL STRUCTURED ASSETS				10,596,057
		(Cost $10,386,374)

		TOTAL BONDS				47,536,584
		(Cost $46,653,986)

SHARES		COMPANY

PREFERRED STOCKS - 2.8%

REAL ESTATE - 1.0%
10,000		Brookfield Property Partners LP				248,300
10,000		Brookfield Property Partners LP				257,100
		TOTAL REAL ESTATE				505,400

UTILITIES - 1.8%
20,000		Brookfield Infrastructure Partners LP				511,600
16,000		Brookfield Renewable Partners LP				417,120
		TOTAL UTILITIES				928,720

		TOTAL PREFERRED STOCKS				1,434,120
		(Cost $1,400,000)

SHORT-TERM INVESTMENTS - 2.6%

GOVERNMENT AGENCY DEBT - 2.6%
1,312,000		Federal Agricultural Mortgage Corp (FAMC)		0.010	04/01/21	1,312,000
		TOTAL GOVERNMENT AGENCY DEBT				1,312,000

		TOTAL SHORT-TERM INVESTMENTS				1,312,000
		(Cost $1,312,000)

		TOTAL INVESTMENTS - 100.0%				50,781,664
		(Cost $49,862,324)
		OTHER ASSETS & LIABILITIES, NET - 0.0%				20,691
		NET ASSETS - 100.0%				$50,802,355

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2021, the aggregate value of these securities is $22,578,224 or 44.4% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
308

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS

March 31, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 10.0%

AUTOMOBILES & COMPONENTS - 0.3%
$9,284,833	i	Gates Global LLC	LIBOR 1 M + 2.750%	3.500%	03/31/27	$9,253,915
450,000	i	Truck Hero, Inc	LIBOR 1 M + 3.750%	4.500	01/31/28	448,564
		TOTAL AUTOMOBILES & COMPONENTS				9,702,479

CAPITAL GOODS - 0.9%
2,537,023	i	Blount International, Inc	LIBOR 1 M + 3.750%	4.750	04/12/23	2,540,194
2,787,593	h,i	DiversiTech Holdings, Inc	LIBOR 3 M + 3.000%	4.250	06/01/24	2,773,655
1,400,000		DiversiTech Holdings, Inc	LIBOR 1 and 3 M + 3.250%	4.111	12/03/24	1,393,000
6,946,154	i	Engineered Machinery Holdings, Inc	LIBOR 3 M + 3.000%	4.000	07/19/24	6,912,882
4,365,270	i	Titan Acquisition Ltd	LIBOR 3 M + 3.000%	3.267	03/28/25	4,270,675
7,121,144	i	Vertiv Group Corp	LIBOR 1 M + 3.000%	2.869	03/02/27	7,060,329
9,177,000	i	White Cap Buyer LLC	LIBOR 3 M + 4.000%	4.500	10/19/27	9,154,058
		TOTAL CAPITAL GOODS				34,104,793

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
1,488,750	i	Amentum Government Services Holdings LLC	LIBOR 1 M + 3.500%	3.609	01/29/27	1,472,627
12,727,565	i	GFL Environmental, Inc	LIBOR 1 M + 3.000%	3.500	05/30/25	12,727,564
14,625,000	h,i	Spin Holdco, Inc	LIBOR 3 M + 4.000%	4.750	03/01/28	14,489,134
15,953,409	i	West Corp	LIBOR 3 M + 4.000%	5.000	10/10/24	15,425,989
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				44,115,314

CONSUMER SERVICES - 0.3%
4,979,000	h,i	ClubCorp Holdings, Inc	LIBOR 3 M + 2.750%	2.953	09/18/24	4,669,356
7,500,000	i	IRB Holding Corp	LIBOR 3 M + 3.250%	4.250	12/15/27	7,464,825
		TOTAL CONSUMER SERVICES				12,134,181

ENERGY - 0.1%
4,186,875	i	ChampionX Holding, Inc	LIBOR 3 M + 5.000%	6.000	06/03/27	4,260,145
		TOTAL ENERGY				4,260,145

FOOD, BEVERAGE & TOBACCO - 0.4%
8,109,250	i	Chobani LLC	LIBOR 1 M + 3.500%	4.500	10/20/27	8,097,086
6,667,000	h,i	Triton Water Holdings, Inc	LIBOR 3 M + 3.500%	4.000	03/31/28	6,635,732
		TOTAL FOOD, BEVERAGE & TOBACCO				14,732,818

HEALTH CARE EQUIPMENT & SERVICES - 1.8%
4,962,025	i	Agiliti Health, Inc	LIBOR 1 M + 2.750%	2.875	01/05/26	4,875,190
1,800,000	i	AHP Health Partners, Inc	LIBOR 1 M + 3.750%	4.750	06/30/25	1,800,756
3,920,375	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.000	01/08/27	3,919,160
6,627,792	i	MMM Holdings LLC	LIBOR 3 M + 5.750%	6.750	12/24/26	6,627,792
16,138,407	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.850	11/16/25	16,092,251
19,773,001	i	Surgery Center Holdings, Inc	LIBOR 1 M + 3.250%	4.250	09/03/24	19,559,848
14,923,469	i	Verscend Holding Corp	LIBOR 1 M + 4.500%	4.609	08/27/25	14,906,606
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				67,781,603
309

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
$7,500,000	i	Kronos Acquisition Holdings, Inc	LIBOR 3 M + 3.750%	4.250%	12/22/26	$7,384,800
2,942,625	i	Weber-Stephen Products LLC	LIBOR 1 M + 3.250%	4.000	10/29/27	2,938,947
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				10,323,747

INSURANCE - 0.6%
12,140,098	i	Acrisure LLC	LIBOR 3 M + 3.500%	3.703	02/15/27	11,978,271
4,512,986	i	Alliant Holdings Intermediate LLC	LIBOR 1 M + 3.750%	4.250	11/05/27	4,499,266
3,341,250	i	HUB International Ltd	LIBOR 3 M + 3.250%	4.000	04/25/25	3,336,505
4,702,500	i	USI, Inc	LIBOR 3 M + 3.250%	3.453	12/02/26	4,652,936
		TOTAL INSURANCE				24,466,978

MEDIA & ENTERTAINMENT - 1.1%
10,000,000	i	Arches Buyer, Inc	LIBOR 1 M + 3.250%	3.750	12/06/27	9,920,000
1,022,438	i	Cablevision Lightpath LLC	LIBOR 1 M + 3.250%	3.750	11/30/27	1,019,882
14,911,712	i	Clear Channel Outdoor Holdings, Inc	LIBOR 3 M + 3.500%	3.712	08/21/26	14,302,866
14,900,000	h,i	Rackspace Technology Global, Inc	LIBOR 3 M + 2.750%	3.500	02/03/28	14,755,619
2,718,188	i	Radiate Holdco LLC	LIBOR 1 M + 3.500%	4.250	09/25/26	2,715,415
		TOTAL MEDIA & ENTERTAINMENT				42,713,782

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
8,974,500	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	3.609	09/26/24	8,897,409
6,309,188	i	Avantor, Inc	LIBOR 1 M + 2.250%	3.250	10/29/27	6,306,033
8,756,683	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.109	06/02/25	8,723,496
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				23,926,938

REAL ESTATE - 0.1%
4,397,766	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.865	08/21/25	4,303,390
		TOTAL REAL ESTATE				4,303,390

RETAILING - 0.3%
9,702,188	i	Staples, Inc	LIBOR 3 M + 5.000%	5.205	04/16/26	9,451,580
		TOTAL RETAILING				9,451,580

SOFTWARE & SERVICES - 1.3%
13,962,529	i	Blackboard, Inc	LIBOR 3 M + 6.000%	7.000	06/28/24	13,903,188
9,949,875	i	BY Crown Parent LLC	LIBOR 1 M + 3.000%	4.000	01/31/26	9,940,522
4,688,250	i	Camelot US Acquisition	LIBOR 1 M + 3.000%	4.000	10/31/26	4,683,562
11,910,150	i	Dun & Bradstreet Corp	LIBOR 1 M + 3.250%	3.359	02/06/26	11,835,711
10,000,000	i	Greeneden US Holdings II LLC	LIBOR 1 M + 4.000%	4.750	12/01/27	9,992,500
		TOTAL SOFTWARE & SERVICES				50,355,483

TELECOMMUNICATION SERVICES - 0.7%
9,950,000	i	GCI LLC	LIBOR 1 M + 2.750%	3.500	10/15/25	9,891,991
14,974,359	h,i	Syniverse Holdings, Inc	LIBOR 3 M + 5.000%	6.000	03/09/23	14,751,391
		TOTAL TELECOMMUNICATION SERVICES				24,643,382

		TOTAL BANK LOAN OBLIGATIONS				377,016,613
		(Cost $375,222,750)
310

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 84.8%

CORPORATE BONDS - 84.8%

AUTOMOBILES & COMPONENTS - 4.5%
$14,950,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	$15,452,021
2,737,000	g	Adient US LLC	9.000	04/15/25	3,038,070
600,000	g	Allison Transmission, Inc	4.750	10/01/27	637,680
2,721,000	g	Allison Transmission, Inc	3.750	01/30/31	2,635,969
5,525,000	g	Clarios Global LP	6.750	05/15/25	5,910,092
5,700,000	g	Dana Financing Luxembourg SARL	5.750	04/15/25	5,863,875
7,500,000	g	Dana Financing Luxembourg SARL	6.500	06/01/26	7,781,250
6,695,000		Dana, Inc	5.375	11/15/27	7,029,750
2,450,000		Dana, Inc	5.625	06/15/28	2,621,500
9,900,000		Ford Motor Co	8.500	04/21/23	11,038,500
10,150,000		Ford Motor Co	9.000	04/22/25	12,292,817
5,825,000		Ford Motor Co	9.625	04/22/30	8,129,020
22,075,000	g	Gates Global LLC	6.250	01/15/26	23,123,563
15,000,000		Goodyear Tire & Rubber Co	9.500	05/31/25	16,827,000
15,000,000		Goodyear Tire & Rubber Co	5.250	04/30/31	15,000,000
1,100,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	1,129,906
19,800,000	g,o	IHO Verwaltungs GmbH	6.375	05/15/29	21,631,500
10,650,000	g	Panther BF Aggregator 2 LP	8.500	05/15/27	11,462,063
		TOTAL AUTOMOBILES & COMPONENTS			171,604,576

CAPITAL GOODS - 2.8%
2,000,000	g	American Builders & Contractors Supply Co, Inc	4.000	01/15/28	2,000,000
10,950,000	g	Beacon Escrow Corp	4.875	11/01/25	11,196,375
3,574,000	g	Beacon Roofing Supply, Inc	4.500	11/15/26	3,672,285
1,967,000	g	Builders FirstSource, Inc	6.750	06/01/27	2,116,984
18,519,000	g	H&E Equipment Services, Inc	3.875	12/15/28	18,009,727
3,337,000		Howmet Aerospace, Inc	6.875	05/01/25	3,866,749
2,025,000	g	Masonite International Corp	5.375	02/01/28	2,149,031
6,300,000	g	PowerTeam Services LLC	9.033	12/04/25	6,945,750
8,950,000	g	Rolls-Royce plc	5.750	10/15/27	9,523,247
4,150,000	g	SPX FLOW, Inc	5.875	08/15/26	4,321,188
12,250,000		TransDigm UK Holdings plc	6.875	05/15/26	12,893,125
2,375,000		TransDigm, Inc	6.500	05/15/25	2,419,531
2,000,000	g	TransDigm, Inc	8.000	12/15/25	2,178,000
4,000,000		TransDigm, Inc	7.500	03/15/27	4,260,000
10,780,000	g	WESCO Distribution, Inc	7.125	06/15/25	11,787,930
7,560,000	g	WESCO Distribution, Inc	7.250	06/15/28	8,439,946
		TOTAL CAPITAL GOODS			105,779,868

COMMERCIAL & PROFESSIONAL SERVICES - 4.5%
12,350,000	g	ADT Corp	4.875	07/15/32	12,550,687
2,250,000		AECOM	5.875	10/15/24	2,527,987
13,500,000		AECOM	5.125	03/15/27	14,689,687
6,100,000	g	Allied Universal Holdco LLC	6.625	07/15/26	6,468,928
6,785,000	g	ASGN, Inc	4.625	05/15/28	6,999,949
1,515,000	g	GFL Environmental, Inc	4.250	06/01/25	1,560,450
7,850,000	g	GFL Environmental, Inc	3.750	08/01/25	7,967,750
1,960,000	g	GFL Environmental, Inc	5.125	12/15/26	2,065,350
1,050,000	g	GFL Environmental, Inc	8.500	05/01/27	1,156,312
6,559,000	g	GFL Environmental, Inc	3.500	09/01/28	6,362,230
311

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,475,000	g	KAR Auction Services, Inc	5.125%	06/01/25	$7,609,924
1,417,000	h,g	NESCO Holdings II, Inc	5.500	04/15/29	1,453,559
10,700,000	g	Prime Security Services Borrower LLC	5.250	04/15/24	11,413,155
25,075,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	27,132,404
5,325,000	g	Prime Security Services Borrower LLC	3.375	08/31/27	5,165,250
18,100,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	18,841,919
7,900,000		RR Donnelley & Sons Co	6.500	11/15/23	8,374,000
6,750,000	g	Science Applications International Corp	4.875	04/01/28	6,977,813
8,225,000	g	Stericycle, Inc	5.375	07/15/24	8,492,312
4,527,000	g	Stericycle, Inc	3.875	01/15/29	4,470,413
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,229,344
4,500,000		United Rentals North America, Inc	5.500	05/15/27	4,799,250
4,200,000		United Rentals North America, Inc	4.875	01/15/28	4,424,154
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			172,732,827

CONSUMER DURABLES & APPAREL - 1.4%
11,700,000	g	Academy Ltd	6.000	11/15/27	12,314,250
2,125,000	g	Hanesbrands, Inc	4.625	05/15/24	2,254,423
1,000,000	g	Hanesbrands, Inc	4.875	05/15/26	1,072,500
1,900,000		KB Home	7.625	05/15/23	2,059,125
10,085,000		KB Home	6.875	06/15/27	11,813,468
8,000,000		M/I Homes, Inc	4.950	02/01/28	8,285,000
8,875,000	g	Mattamy Group Corp	5.250	12/15/27	9,285,469
3,472,000	g	Mattel, Inc	6.750	12/31/25	3,650,634
2,075,000	g	Mattel, Inc	3.375	04/01/26	2,142,313
		TOTAL CONSUMER DURABLES & APPAREL			52,877,182

CONSUMER SERVICES - 5.3%
1,769,000	g	1011778 BC ULC / New Red Finance, Inc	4.250	05/15/24	1,789,750
2,350,000	g	1011778 BC ULC / New Red Finance, Inc	5.750	04/15/25	2,496,875
4,500,000	g	Boyd Gaming Corp	8.625	06/01/25	5,004,000
8,950,000	g	Carnival Corp	7.625	03/01/26	9,614,985
23,825,000	g	Carnival Corp	5.750	03/01/27	24,450,406
5,163,000	g	Cedar Fair LP	5.500	05/01/25	5,434,264
5,675,000	g	Churchill Downs, Inc	4.750	01/15/28	5,869,284
11,000,000	g	Cott Holdings, Inc	5.500	04/01/25	11,305,800
13,400,000	g	frontdoor, Inc	6.750	08/15/26	14,254,250
5,001,000	g	Hilton Domestic Operating Co, Inc	3.625	02/15/32	4,853,971
10,270,000	g	International Game Technology plc	6.500	02/15/25	11,271,325
3,880,000	g	International Game Technology plc	4.125	04/15/26	3,987,010
4,650,000	g	International Game Technology plc	6.250	01/15/27	5,151,944
2,025,000	g	International Game Technology plc	5.250	01/15/29	2,112,075
16,300,000	g	Life Time, Inc	5.750	01/15/26	16,769,440
16,425,000	g	Live Nation Entertainment, Inc	6.500	05/15/27	18,231,750
11,250,000		MGM Resorts International	6.000	03/15/23	12,051,563
10,000,000	g	Penn National Gaming, Inc	5.625	01/15/27	10,360,300
11,625,000	g	Scientific Games International, Inc	8.625	07/01/25	12,638,700
9,650,000	g	Scientific Games International, Inc	5.000	10/15/25	9,994,505
13,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	13,734,500
		TOTAL CONSUMER SERVICES			201,376,697

DIVERSIFIED FINANCIALS - 5.2%
4,447,000	g	Compass Group Diversified Holdings LLC	5.250	04/15/29	4,662,368
5,000,000		Ford Motor Credit Co LLC	4.250	09/20/22	5,172,000
312

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$25,400,000		Ford Motor Credit Co LLC	4.063%	11/01/24	$26,645,870
10,000,000		Ford Motor Credit Co LLC	3.375	11/13/25	10,170,000
5,000,000		Ford Motor Credit Co LLC	5.113	05/03/29	5,367,250
8,525,000		Ford Motor Credit Co LLC	4.000	11/13/30	8,456,715
4,775,000	g	Freedom Mortgage Corp	7.625	05/01/26	5,001,812
4,500,000		Icahn Enterprises LP	6.750	02/01/24	4,590,000
10,000,000		Icahn Enterprises LP	4.750	09/15/24	10,384,350
9,700,000		Icahn Enterprises LP	5.250	05/15/27	10,015,250
15,375,000	g	Icahn Enterprises LP	4.375	02/01/29	15,024,604
10,200,000	g	Jefferies Finance LLC	6.250	06/03/26	10,710,000
4,600,000	g	LPL Holdings, Inc	4.625	11/15/27	4,772,500
8,000,000		Navient Corp	6.125	03/25/24	8,470,000
5,000,000		Navient Corp	6.750	06/25/25	5,428,750
10,000,000		Navient Corp	4.875	03/15/28	9,787,500
10,650,000		OneMain Finance Corp	4.000	09/15/30	10,357,125
14,350,000	g	Quicken Loans, Inc	5.250	01/15/28	15,067,500
10,675,000		Springleaf Finance Corp	6.125	03/15/24	11,529,000
3,650,000		Springleaf Finance Corp	8.875	06/01/25	4,043,470
10,960,000		Springleaf Finance Corp	5.375	11/15/29	11,658,700
		TOTAL DIVERSIFIED FINANCIALS			197,314,764

ENERGY - 16.7%
8,375,000		AmeriGas Partners LP	5.875	08/20/26	9,215,850
8,900,000	g	Antero Midstream Partners LP	7.875	05/15/26	9,572,128
13,075,000	g	Antero Midstream Partners LP	5.750	03/01/27	13,077,876
9,625,000	g	Antero Midstream Partners LP	5.750	01/15/28	9,625,000
5,000,000	e	Antero Resources Corp	5.000	03/01/25	5,003,850
9,550,000	g	Archrock Partners LP	6.875	04/01/27	9,955,875
11,681,000	g	Archrock Partners LP	6.250	04/01/28	11,865,560
2,000,000		Ashland, Inc	6.875	05/15/43	2,500,000
6,200,000		Calumet Specialty Products Partners LP	7.750	04/15/23	6,154,182
6,000,000	g	Calumet Specialty Products Partners LP	11.000	04/15/25	6,300,000
7,000,000		Cheniere Energy Partners LP	5.625	10/01/26	7,319,900
11,875,000		Cheniere Energy Partners LP	4.500	10/01/29	12,314,612
9,000,000	g	Cheniere Energy, Inc	4.625	10/15/28	9,346,860
849,723	†	Cloud Peak Energy, Inc	9.000	10/24/24	543,823
1,335,279	†,o	Cloud Peak Energy, Inc	12.000	05/01/25	827,873
3,375,000		Comstock Resources, Inc	9.750	08/15/26	3,661,875
1,809,000		Continental Resources, Inc	5.000	09/15/22	1,810,447
6,787,000		Continental Resources, Inc	4.500	04/15/23	7,029,295
7,345,000		Crestwood Midstream Partners LP	6.250	04/01/23	7,346,469
6,050,000		Crestwood Midstream Partners LP	5.750	04/01/25	6,083,396
5,700,000	g	Crestwood Midstream Partners LP	5.625	05/01/27	5,600,250
2,932,000	g	Energean Israel Finance Ltd	4.500	03/30/24	2,953,875
1,630,000	g	Energean Israel Finance Ltd	4.875	03/30/26	1,639,654
1,630,000	g	Energean Israel Finance Ltd	5.375	03/30/28	1,648,083
5,079,000	g	Energean Israel Finance Ltd	5.875	03/30/31	5,068,391
1,569,000	g	EnLink Midstream LLC	5.625	01/15/28	1,517,192
5,168,000		EnLink Midstream Partners LP	4.150	06/01/25	5,052,805
5,000,000		EnLink Midstream Partners LP	4.850	07/15/26	4,830,150
4,400,000	g	EQM Midstream Partners LP	6.000	07/01/25	4,735,500
7,200,000	g	EQM Midstream Partners LP	6.500	07/01/27	7,828,200
4,250,000	g	EQM Midstream Partners LP	4.500	01/15/29	4,141,455
5,125,000	g	EQM Midstream Partners LP	4.750	01/15/31	4,971,250
313

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$20,285,000	g	Ferrellgas Escrow LLC	5.375%	04/01/26	$20,149,091
22,178,000	g	Ferrellgas Escrow LLC	5.875	04/01/29	21,878,597
9,400,000		Genesis Energy LP	6.500	10/01/25	9,214,350
15,000,000		Genesis Energy LP	6.250	05/15/26	14,325,000
6,175,000		Genesis Energy LP	7.750	02/01/28	6,176,852
1,075,000		Global Partners LP	7.000	08/01/27	1,134,125
8,825,000	g	Hess Midstream Operations LP	5.625	02/15/26	9,089,750
1,840,000	g	Hilcorp Energy I LP	5.750	02/01/29	1,856,100
1,791,000	g	Hilcorp Energy I LP	6.000	02/01/31	1,817,865
3,925,000	g	MEG Energy Corp	5.875	02/01/29	3,934,812
8,750,000	e,g	Moss Creek Resources Holdings, Inc	10.500	05/15/27	7,546,875
6,875,000	e	Murphy Oil Corp	6.875	08/15/24	7,029,687
4,800,000		Murphy Oil Corp	5.750	08/15/25	4,799,040
13,482,000		Murphy Oil Corp	5.875	12/01/27	13,212,360
1,650,000		Murphy Oil USA, Inc	5.625	05/01/27	1,724,250
14,075,000	h,g	New Fortress Energy, Inc	6.500	09/30/26	14,180,563
8,750,000	g	NGL Energy Operating LLC	7.500	02/01/26	8,990,625
2,775,000		NuStar Logistics LP	5.750	10/01/25	2,970,693
2,275,000		NuStar Logistics LP	6.375	10/01/30	2,459,844
8,660,000		Occidental Petroleum Corp	2.700	08/15/22	8,663,248
5,000,000		Occidental Petroleum Corp	6.950	07/01/24	5,486,450
5,000,000		Occidental Petroleum Corp	2.900	08/15/24	4,945,200
10,000,000		Occidental Petroleum Corp	8.000	07/15/25	11,479,300
13,775,000		Occidental Petroleum Corp	5.875	09/01/25	14,722,720
767,000		Occidental Petroleum Corp	5.500	12/01/25	811,103
10,000,000		Occidental Petroleum Corp	8.500	07/15/27	11,850,000
17,875,000		Occidental Petroleum Corp	6.375	09/01/28	19,619,689
11,800,000		Occidental Petroleum Corp	8.875	07/15/30	14,879,800
700,000		Occidental Petroleum Corp	6.125	01/01/31	772,940
10,000,000		Occidental Petroleum Corp	6.450	09/15/36	11,037,600
6,658,000	h,g	Parkland Corp	4.500	10/01/29	6,666,323
7,000,000	g	Parkland Fuel Corp	6.000	04/01/26	7,320,600
6,975,000	g	Parkland Fuel Corp	5.875	07/15/27	7,437,094
2,375,000	e	Range Resources Corp	4.875	05/15/25	2,351,250
15,000,000		Range Resources Corp	9.250	02/01/26	16,297,800
3,325,000	g	Rattler Midstream LP	5.625	07/15/25	3,471,699
3,000,000	e	SM Energy Co	5.000	01/15/24	2,821,500
1,900,000		SM Energy Co	6.750	09/15/26	1,755,600
7,500,000	e	SM Energy Co	6.625	01/15/27	6,937,500
14,250,000	e	Southwestern Energy Co	7.500	04/01/26	15,076,785
4,750,000		Southwestern Energy Co	7.750	10/01/27	5,076,563
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	10,365,750
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	8,502,000
2,500,000		Sunoco LP	5.500	02/15/26	2,568,225
5,000,000		Sunoco LP	6.000	04/15/27	5,231,250
4,527,000	g	Sunoco LP	4.500	05/15/29	4,510,024
4,836,000	g	Superior Plus LP	4.500	03/15/29	4,885,327
2,025,000		Targa Resources Partners LP	6.500	07/15/27	2,200,527
10,000,000		Targa Resources Partners LP	5.000	01/15/28	10,412,500
6,125,000	g	Targa Resources Partners LP	4.875	02/01/31	6,206,156
1,930,000	g	Targa Resources Partners LP	4.000	01/15/32	1,815,204
10,000,000	g	TerraForm Power Operating LLC	5.000	01/31/28	10,790,500
18,000,000		USA Compression Partners LP	6.875	04/01/26	18,461,250
2,650,000		USA Compression Partners LP	6.875	09/01/27	2,729,500
314

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,500,000	g	Warrior Met Coal Inc	8.000%	11/01/24	$7,687,500
5,000,000		Western Gas Partners LP	3.950	06/01/25	5,135,050
5,000,000		Western Midstream Operating LP	4.350	02/01/25	5,175,000
8,575,000		Western Midstream Operating LP	5.050	02/01/30	9,311,421
		TOTAL ENERGY			637,500,103

FOOD & STAPLES RETAILING - 0.6%
2,280,000		Albertsons Cos LLC	5.750	03/15/25	2,354,556
1,325,000	g	Albertsons Cos LLC	5.875	02/15/28	1,412,781
14,300,000	g	Albertsons Cos, Inc	3.250	03/15/26	14,245,231
5,900,000	g	Albertsons Cos, Inc	4.875	02/15/30	6,065,200
		TOTAL FOOD & STAPLES RETAILING			24,077,768

FOOD, BEVERAGE & TOBACCO - 1.2%
11,325,000	g	Chobani LLC	4.625	11/15/28	11,551,500
7,775,000		Kraft Heinz Foods Co	3.875	05/15/27	8,467,717
1,675,000		Kraft Heinz Foods Co	4.375	06/01/46	1,750,993
8,050,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	8,325,712
10,284,000	g	Post Holdings, Inc	4.625	04/15/30	10,309,710
3,632,000	g	Triton Water Holdings, Inc	6.250	04/01/29	3,704,640
		TOTAL FOOD, BEVERAGE & TOBACCO			44,110,272

HEALTH CARE EQUIPMENT & SERVICES - 7.0%
8,575,000	g	AMN Healthcare Services, Inc	4.625	10/01/27	8,767,937
1,375,000	g	AMN Healthcare Services, Inc	4.000	04/15/29	1,368,125
2,000,000	g	Centene Corp	5.375	08/15/26	2,109,800
7,175,000		Centene Corp	4.625	12/15/29	7,765,538
7,050,000		Centene Corp	3.375	02/15/30	7,116,059
2,275,000	g	CHS/Community Health Systems Inc	5.625	03/15/27	2,383,062
800,000	g	CHS/Community Health Systems Inc	6.000	01/15/29	846,000
8,950,000	g	CHS/Community Health Systems Inc	6.875	04/15/29	9,369,486
1,925,000	g	CHS/Community Health Systems Inc	4.750	02/15/31	1,880,532
7,625,000	g	CHS/Community Health Systems, Inc	6.625	02/15/25	8,049,179
2,500,000	g	CHS/Community Health Systems, Inc	8.000	03/15/26	2,703,250
3,850,000	g	CHS/Community Health Systems, Inc	8.000	12/15/27	4,220,216
17,815,000	g	DaVita, Inc	4.625	06/01/30	18,150,991
8,750,000	g	DaVita, Inc	3.750	02/15/31	8,345,138
4,000,000		Encompass Health Corp	5.750	09/15/25	4,132,000
8,100,000		Encompass Health Corp	4.500	02/01/28	8,295,372
3,750,000		Encompass Health Corp	4.750	02/01/30	3,857,629
15,000,000	g	Global Medical Response, Inc	6.500	10/01/25	15,525,000
21,350,000		HCA, Inc	5.375	02/01/25	23,816,245
900,000		HCA, Inc	7.500	11/06/33	1,199,592
15,000,000	g	LifePoint Health, Inc	4.375	02/15/27	14,700,000
4,225,000	g	LifePoint Health, Inc	5.375	01/15/29	4,161,625
4,425,000	g	MEDNAX, Inc	6.250	01/15/27	4,731,653
4,950,000	g	Molina Healthcare, Inc	4.375	06/15/28	5,093,352
22,250,000	e,g	MPH Acquisition Holdings LLC	5.750	11/01/28	21,693,750
5,000,000		MPT Operating Partnership LP	5.000	10/15/27	5,260,025
7,275,000		MPT Operating Partnership LP	4.625	08/01/29	7,653,518
2,290,000	g	Teleflex, Inc	4.250	06/01/28	2,373,013
23,125,000		Tenet Healthcare Corp	4.625	07/15/24	23,603,456
2,625,000	g	Tenet Healthcare Corp	7.500	04/01/25	2,834,134
2,500,000	g	Tenet Healthcare Corp	4.625	06/15/28	2,562,450
315

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$27,050,000	g	Tenet Healthcare Corp	6.125%	10/01/28	$28,233,438
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			262,801,565

INSURANCE - 0.8%
18,513,000	g	Acrisure LLC	4.250	02/15/29	18,206,610
11,725,000	g	Alliant Holdings Intermediate LLC	4.250	10/15/27	11,739,656
		TOTAL INSURANCE			29,946,266

MATERIALS - 7.3%
1,600,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	1,653,600
1,500,000	g	Alcoa Nederland Holding BV	6.125	05/15/28	1,633,800
3,261,000	g	Arconic Corp	6.000	05/15/25	3,514,657
1,000,000		Arconic Inc	5.125	10/01/24	1,099,900
2,225,000	g	Ardagh Metal Packaging Finance USA LLC	4.000	09/01/29	2,221,373
3,575,000	g	Axalta Coating Systems LLC	3.375	02/15/29	3,486,340
3,000,000	g	Berry Global, Inc	4.875	07/15/26	3,174,465
7,075,000	g	Berry Global, Inc	5.625	07/15/27	7,472,969
8,654,000	g	Cleveland-Cliffs, Inc	9.875	10/17/25	10,138,594
4,325,000	g	Constellium SE	3.750	04/15/29	4,135,046
3,000,000		Crown Americas LLC	4.750	02/01/26	3,111,000
4,625,000	g	Element Solutions, Inc	3.875	09/01/28	4,563,718
7,660,000	g	Enviva Partners LP	6.500	01/15/26	8,023,850
3,000,000	g	First Quantum Minerals Ltd	7.500	04/01/25	3,097,500
4,750,000	g	First Quantum Minerals Ltd	6.875	03/01/26	4,916,250
9,250,000		Freeport-McMoRan, Inc	4.550	11/14/24	10,112,424
4,000,000		Freeport-McMoRan, Inc	5.250	09/01/29	4,374,080
3,100,000		Freeport-McMoRan, Inc	5.400	11/14/34	3,690,596
14,250,000		Freeport-McMoRan, Inc	5.450	03/15/43	17,142,750
6,650,000	g	GCP Applied Technologies, Inc	5.500	04/15/26	6,840,855
6,825,000		H.B. Fuller Co	4.250	10/15/28	6,934,610
2,238,000	g	Hudbay Minerals, Inc	4.500	04/01/26	2,325,976
3,075,000	g	Hudbay Minerals, Inc	6.125	04/01/29	3,282,562
2,600,000	g	Ingevity Corp	3.875	11/01/28	2,522,000
12,250,000	g	James Hardie International Finance DAC	5.000	01/15/28	12,954,375
4,118,000	g	Joseph T Ryerson & Son, Inc	8.500	08/01/28	4,612,160
2,775,000	g	Kraton Polymers LLC	4.250	12/15/25	2,785,406
30,000,000	g	Nova Chemicals Corp	4.875	06/01/24	31,350,000
3,500,000	g	NV Chemicals Corp	5.250	08/01/23	3,521,875
6,575,000	g	OCI NV	5.250	11/01/24	6,838,000
11,875,000	g	OCI NV	4.625	10/15/25	12,275,781
8,450,000		Olin Corp	5.125	09/15/27	8,745,750
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	12,051,562
3,006,000	g	PolyOne Corp	5.750	05/15/25	3,193,875
9,850,000	g	Rayonier AM Products, Inc	7.625	01/15/26	10,465,625
6,975,000	g	Standard Industries, Inc	5.000	02/15/27	7,271,438
7,000,000	g	Trinseo Materials Operating S.C.A	5.375	09/01/25	7,195,300
3,400,000	g	Tronox Finance plc	5.750	10/01/25	3,546,642
9,702,000	g	Tronox, Inc	6.500	05/01/25	10,405,395
11,587,000	g	Tronox, Inc	4.625	03/15/29	11,601,484
4,940,000	g	Univar Solutions USA, Inc	5.125	12/01/27	5,140,663
4,225,000	g	US Concrete, Inc	5.125	03/01/29	4,351,750
		TOTAL MATERIALS			277,775,996
316

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA & ENTERTAINMENT - 8.9%
$9,250,000	g	Altice Financing S.A.	5.000%	01/15/28	$9,133,774
2,925,000	h,g	Arches Buyer, Inc	4.250	06/01/28	2,919,735
925,000	h,g	Arches Buyer, Inc	6.125	12/01/28	952,750
5,000,000	g	CCO Holdings LLC	5.000	02/01/28	5,288,250
5,000,000	g	CCO Holdings LLC	5.375	06/01/29	5,362,500
12,250,000	g	CCO Holdings LLC	4.500	08/15/30	12,485,200
19,025,000	g	CCO Holdings LLC	4.250	02/01/31	19,067,235
20,800,000	g	CCO Holdings LLC	4.500	05/01/32	21,060,000
11,475,000	e,g	Cinemark USA, Inc	8.750	05/01/25	12,565,125
5,000,000	g	Clear Channel Worldwide Holdings, Inc	5.125	08/15/27	5,028,750
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	11,396,297
14,250,000	g	CSC Holdings LLC	7.500	04/01/28	15,714,900
4,350,000	g	CSC Holdings LLC	6.500	02/01/29	4,806,750
6,725,000	g	CSC Holdings LLC	5.750	01/15/30	7,083,073
17,600,000	g	CSC Holdings LLC	4.625	12/01/30	17,311,624
8,400,000	g	CSC Holdings LLC	3.375	02/15/31	7,917,000
8,175,000	g	Diamond Sports Group LLC	5.375	08/15/26	5,886,000
4,030,000		DISH DBS Corp	5.000	03/15/23	4,204,297
13,500,000		DISH DBS Corp	7.750	07/01/26	14,900,422
17,400,000		DISH DBS Corp	7.375	07/01/28	18,253,470
7,675,000	g	Gray Escrow, Inc	7.000	05/15/27	8,346,563
9,600,000	g	Gray Television, Inc	5.875	07/15/26	9,948,000
9,900,000	g	Gray Television, Inc	4.750	10/15/30	9,813,375
3,225,000		Lamar Media Corp	3.750	02/15/28	3,220,969
4,375,000		Lamar Media Corp	4.875	01/15/29	4,560,938
4,050,000		Lamar Media Corp	4.000	02/15/30	4,038,741
14,650,000	g	LCPR Senior Secured Financing DAC	5.125	07/15/29	14,908,133
3,475,000	g	Match Group, Inc	4.625	06/01/28	3,550,616
8,772,000	g	Meredith Corp	6.500	07/01/25	9,411,303
4,772,000	e	Meredith Corp	6.875	02/01/26	4,907,644
3,990,000	g	Outfront Media Capital LLC	4.250	01/15/29	3,841,253
2,975,000	g	Playtika Holding Corp	4.250	03/15/29	2,930,970
5,300,000	g	PM General Purchaser LLC	9.500	10/01/28	5,657,750
8,250,000	g	Rackspace Technology Global, Inc	3.500	02/15/28	7,929,488
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	8,363,250
9,775,000	g	Sirius XM Radio, Inc	4.125	07/01/30	9,786,241
12,425,000		TEGNA, Inc	4.625	03/15/28	12,642,438
9,325,000	g	Virgin Media Secured Finance plc	5.500	05/15/29	9,896,156
		TOTAL MEDIA & ENTERTAINMENT			335,090,980

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.2%
10,795,000	g	Avantor Funding, Inc	4.625	07/15/28	11,273,866
5,250,000	g	Bausch Health Cos, Inc	7.000	01/15/28	5,699,137
2,625,000	g	Emergent BioSolutions, Inc	3.875	08/15/28	2,565,938
6,952,000	g	Endo Luxembourg Finance Co I Sarl	6.125	04/01/29	7,012,830
14,600,000	g	Horizon Pharma USA, Inc	5.500	08/01/27	15,585,500
3,000,000	g	Jaguar Holding Co II	4.625	06/15/25	3,129,900
2,775,000	g	Jaguar Holding Co II	5.000	06/15/28	2,890,162
8,000,000	g	Par Pharmaceutical, Inc	7.500	04/01/27	8,485,200
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.000	12/15/25	5,160,733
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.250	04/01/26	5,263,000
15,100,000	g	VRX Escrow Corp	6.125	04/15/25	15,480,520
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			82,546,786
317

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REAL ESTATE - 2.6%
$8,925,000	g	Cushman & Wakefield US Borrower LLC	6.750%	05/15/28	$9,650,156
6,250,000		Diversified Healthcare Trust	4.375	03/01/31	6,100,500
7,250,000	g	HAT Holdings I LLC	6.000	04/15/25	7,648,750
4,776,000	g	Howard Hughes Corp	4.125	02/01/29	4,669,591
5,099,000	g	Howard Hughes Corp	4.375	02/01/31	4,993,833
13,425,000	g	Iron Mountain, Inc	4.875	09/15/27	13,735,453
8,100,000	g	Iron Mountain, Inc	4.500	02/15/31	8,007,660
12,050,000		iStar, Inc	4.750	10/01/24	12,536,881
8,472,000		Kennedy-Wilson, Inc	4.750	03/01/29	8,577,900
11,771,000		Kennedy-Wilson, Inc	5.000	03/01/31	11,921,080
2,937,000	g	MGM Growth Properties Operating Partnership LP	4.625	06/15/25	3,097,654
3,895,000	g	SBA Communications Corp	3.125	02/01/29	3,743,679
1,900,000	g	VICI Properties LP	4.250	12/01/26	1,943,862
2,900,000	g	VICI Properties LP	4.125	08/15/30	2,925,230
		TOTAL REAL ESTATE			99,552,229

RETAILING - 2.8%
7,050,000	g	Group 1 Automotive, Inc	4.000	08/15/28	7,005,937
1,993,000	g	L Brands, Inc	9.375	07/01/25	2,481,285
6,650,000		L Brands, Inc	5.250	02/01/28	7,132,125
7,250,000	g	L Brands, Inc	6.625	10/01/30	8,278,050
5,400,000	g	Lithia Motors, Inc	5.250	08/01/25	5,562,000
8,830,000	g	Lithia Motors, Inc	4.625	12/15/27	9,172,163
1,950,000	g	Lithia Motors, Inc	4.375	01/15/31	2,023,993
9,145,000		Penske Automotive Group, Inc	5.500	05/15/26	9,410,662
1,925,000	g	PetSmart, Inc	4.750	02/15/28	1,968,717
15,000,000	g	Staples, Inc	7.500	04/15/26	15,821,250
31,700,000	g	Staples, Inc	10.750	04/15/27	31,303,750
2,675,000	g	Summit Materials LLC	5.250	01/15/29	2,792,031
		TOTAL RETAILING			102,951,963

SOFTWARE & SERVICES - 1.6%
2,705,000	g	Black Knight InfoServ LLC	3.625	09/01/28	2,657,960
3,050,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	3,066,013
6,150,000	g	Camelot Finance S.A.	4.500	11/01/26	6,358,608
6,050,000	g	Gartner, Inc	4.500	07/01/28	6,239,062
6,525,000	g	j2 Global, Inc	4.625	10/15/30	6,590,250
12,000,000	g	Open Text Corp	5.875	06/01/26	12,405,000
4,125,000	g	Open Text Holdings, Inc	4.125	02/15/30	4,181,471
1,080,000	g	Presidio Holdings, Inc	4.875	02/01/27	1,107,022
5,300,000	g	SS&C Technologies, Inc	5.500	09/30/27	5,644,765
9,675,000		Twilio, Inc	3.625	03/15/29	9,794,293
2,275,000	g	Unisys Corp	6.875	11/01/27	2,491,125
		TOTAL SOFTWARE & SERVICES			60,535,569

TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
9,925,000	g	CommScope Finance LLC	8.250	03/01/27	10,619,750
16,206,000	g	CommScope Technologies LLC	6.000	06/15/25	16,530,930
4,000,000	g	CommScope Technologies LLC	5.000	03/15/27	3,962,520
9,175,000	e	Diebold Nixdorf, Inc	8.500	04/15/24	9,372,262
9,150,000	g	Diebold Nixdorf, Inc	9.375	07/15/25	10,190,813
3,650,000	g	MTS Systems Corp	5.750	08/15/27	3,976,219
318

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$550,000	g	NCR Corp	8.125%	04/15/25	$602,250
5,725,000	g	NCR Corp	5.000	10/01/28	5,782,250
4,800,000	g	Sensata Technologies BV	4.000	04/15/29	4,886,544
8,650,000	g	TTM Technologies, Inc	4.000	03/01/29	8,541,875
5,761,000	g	Via Stat Inc	5.625	09/15/25	5,855,826
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			80,321,239

TELECOMMUNICATION SERVICES - 4.0%
19,150,000	g	Altice France S.A.	7.375	05/01/26	19,917,915
8,675,000	g	Altice France S.A.	8.125	02/01/27	9,508,667
20,775,000	g	Avaya, Inc	6.125	09/15/28	22,054,013
16,400,000		CenturyLink, Inc	7.500	04/01/24	18,381,938
1,475,000		Hughes Satellite Systems Corp	5.250	08/01/26	1,623,223
6,825,000	g	Level 3 Financing, Inc	4.250	07/01/28	6,902,191
3,225,000	g	QualityTech LP	3.875	10/01/28	3,208,875
4,500,000		Sprint Capital Corp	8.750	03/15/32	6,654,375
6,900,000		Sprint Corp	7.875	09/15/23	7,886,700
10,450,000		Sprint Corp	7.625	02/15/25	12,461,625
9,500,000		Sprint Corp	7.625	03/01/26	11,634,650
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	10,072,598
6,930,000		T-Mobile USA, Inc	2.250	02/15/26	6,979,827
16,600,000	g	Zayo Group Holdings, Inc	4.000	03/01/27	16,309,500
		TOTAL TELECOMMUNICATION SERVICES			153,596,097

TRANSPORTATION - 1.6%
11,691,000	g	American Airlines, Inc	5.500	04/20/26	12,166,707
10,675,000	g	Cargo Aircraft Management, Inc	4.750	02/01/28	11,021,937
14,206,000	g	Delta Air Lines, Inc	7.000	05/01/25	16,364,708
5,975,000	g	Delta Air Lines, Inc	4.750	10/20/28	6,497,190
1,270,000	g	Hawaiian Brand Intellectual Property Ltd	5.750	01/20/26	1,349,502
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	2,286,000
9,450,000	g	Mileage Plus Holdings LLC	6.500	06/20/27	10,359,563
		TOTAL TRANSPORTATION			60,045,607

UTILITIES - 1.6%
11,474,000	g	Calpine Corp	5.250	06/01/26	11,798,140
6,625,000	g	Calpine Corp	3.750	03/01/31	6,314,288
2,400,000	g	Clearway Energy Operating LLC	4.750	03/15/28	2,496,936
10,000,000		Edison International	5.375	N/A‡	10,138,000
5,750,000	g	NextEra Energy Operating Partners LP	4.250	07/15/24	6,051,875
482,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	508,510
826,000		NRG Energy, Inc	6.625	01/15/27	859,040
2,563,000	g	Pattern Energy Operations LP	4.500	08/15/28	2,604,649
9,000,000	g	Talen Energy Supply LLC	10.500	01/15/26	8,055,000
9,950,000	g	Talen Energy Supply LLC	7.625	06/01/28	10,074,375
		TOTAL UTILITIES			58,900,813

		TOTAL CORPORATE BONDS			3,211,439,167
		(Cost $3,078,939,073)

		TOTAL BONDS			3,211,439,167
		(Cost $3,078,939,073)
319

TIAA-CREF FUNDS - High-Yield Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

COMMON STOCKS - 0.0%

ENERGY - 0.0%
7,963	*,†	Cloud Peak Energy, Inc			$80
		TOTAL ENERGY			80

		TOTAL COMMON STOCKS			80
		(Cost $0)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
1,264,286	†	Spectacle Bidco Holding, Inc			12,643
		TOTAL ENERGY			12,643

		TOTAL RIGHTS / WARRANTS			12,643
		(Cost $13,190,416)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.7%

GOVERNMENT AGENCY DEBT - 2.1%
$1,353,000		Federal Farm Credit Bank (FFCB)	0.010%	04/01/21	1,353,000
10,546,000		Federal Home Loan Bank (FHLB)	0.085	04/08/21	10,546,000
5,765,000		FHLB	0.020	04/09/21	5,765,000
15,000,000		FHLB	0.039	04/14/21	15,000,000
3,088,000		FHLB	0.032	04/28/21	3,088,000
18,856,000		FHLB	0.025	05/07/21	18,855,812
8,230,000		FHLB	0.035	06/04/21	8,229,707
7,200,000		FHLB	0.010	06/23/21	7,199,668
10,000,000		Tennessee Valley Authority (TVA)	0.022	04/07/21	10,000,000
		TOTAL GOVERNMENT AGENCY DEBT			80,037,187

TREASURY DEBT - 1.5%
30,000,000		United States Treasury Bill	0.020	04/13/21	29,999,950
13,324,000		United States Treasury Bill	0.015	04/22/21	13,323,922
15,000,000		United States Treasury Bill	0.031	06/01/21	14,999,619
		TOTAL TREASURY DEBT			58,323,491

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
40,248,079	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		40,248,079
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			40,248,079

		TOTAL SHORT-TERM INVESTMENTS			178,608,757
		(Cost $178,607,317)
		TOTAL INVESTMENTS - 99.5%			3,767,077,260
		(Cost $3,645,959,556)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			17,320,319
		NET ASSETS - 100.0%			$3,784,397,579
320

TIAA-CREF FUNDS - High-Yield Fund

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $38,661,785.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2021, the aggregate value of these securities is $2,146,635,558 or 56.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
321

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2021

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.4%

GOVERNMENT BONDS - 99.4%

AGENCY SECURITIES - 0.5%
$1,752,863		HNA LLC	2.369%	09/18/27	$1,841,350
8,925,000		Montefiore Medical Center	2.895	04/20/32	9,676,472
3,000,000		Private Export Funding Corp (PEFCO)	3.250	06/15/25	3,264,884
3,289,474		Reliance Industries Ltd	2.444	01/15/26	3,438,081
		TOTAL AGENCY SECURITIES			18,220,787

MORTGAGE BACKED - 2.9%
10,654,323		Government National Mortgage Association (GNMA)	3.600	09/15/31	11,343,773
5,376,159		GNMA	3.700	10/15/33	5,782,112
1,558,432		GNMA	3.380	07/15/35	1,655,503
1,472,592		GNMA	3.870	10/15/36	1,595,132
5,340,691		GNMA	3.940	03/15/37	5,776,167
19,784,864		GNMA	1.730	07/15/37	19,478,463
22,349,586		GNMA	4.250	09/15/38	24,334,507
13,868,487		GNMA	1.650	07/15/42	13,335,887
13,551,397		GNMA	2.750	01/15/45	14,207,591
		TOTAL MORTGAGE BACKED			97,509,135

U.S. TREASURY SECURITIES - 96.0%
116,983,162	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	120,305,301
131,521,998	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	136,740,064
132,590,867	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	139,054,671
118,984,480	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	126,588,332
125,312,620	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	134,155,482
134,534,019	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	145,855,547
106,704,173	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	115,660,098
132,984,095	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	143,869,571
84,101,325	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	90,967,409
135,618,464	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	147,303,195
105,944,229	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	124,101,663
25,315,400	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/25	27,403,921
120,409,108	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	132,644,428
123,480,000	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/25	134,512,810
119,742,913	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	133,145,388
64,690,156	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	76,437,989
96,161,287	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	105,087,508
111,792,905	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	123,302,625
45,727,511	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	55,984,048
87,749,244	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	97,314,255
128,405,963	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	143,000,437
68,690,967	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	82,606,254
53,103,290	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	71,492,379
322

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$68,633,247	k	United States Treasury Inflation Indexed Bonds	0.750%	07/15/28	$78,258,881
84,315,748	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	96,679,862
41,765,987	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	53,434,360
70,898,842	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	99,503,478
47,034,540	k	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	51,751,468
55,911,350	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/30	60,494,188
98,440,615	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/30	106,840,112
35,165,550	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/31	37,851,960
53,047,000	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	77,255,910
10,045,900	k	United States Treasury Inflation Indexed Bonds	0.125	02/15/51	10,113,788
		TOTAL U.S. TREASURY SECURITIES			3,279,717,382

		TOTAL GOVERNMENT BONDS			3,395,447,304
		(Cost $3,132,389,144)

		TOTAL BONDS			3,395,447,304
		(Cost $3,132,389,144)

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.6%
9,860,000		Federal Home Loan Bank (FHLB)	0.005	04/13/21	9,860,000
6,047,000		FHLB	0.010	04/16/21	6,047,000
7,495,000		FHLB	0.010	05/12/21	7,494,915
		TOTAL GOVERNMENT AGENCY DEBT			23,401,915

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
713	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		713
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			713

		TOTAL SHORT-TERM INVESTMENTS			23,402,628
		(Cost $23,402,591)

		TOTAL INVESTMENTS - 100.0%			3,418,849,932
		(Cost $3,155,791,735)
		OTHER ASSETS & LIABILITIES, NET - (0.0)%			(1,375,162)
		NET ASSETS - 100.0%			$3,417,474,770

c	Investments made with cash collateral received from securities on loan.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of March 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Ultra Bond (CBT)	(50)	06/21/21	$(9,412,010)	$(9,060,938)	$351,072
323

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

TIAA-CREF FUNDS
SHORT DURATION IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.5%

UTILITIES - 1.5%
$498,750	i	Exgen Renewables IV LLC	LIBOR 3 M + 2.750%	3.750%	12/15/27	$498,960
		TOTAL UTILITIES				498,960

		TOTAL BANK LOAN OBLIGATIONS				498,960
		(Cost $496,338)

BONDS - 94.1%

CORPORATE BONDS - 42.0%

AUTOMOBILES & COMPONENTS - 1.0%
350,000	g	Hyundai Capital Services, Inc		1.250	02/08/26	341,329
		TOTAL AUTOMOBILES & COMPONENTS				341,329

BANKS - 9.7%
250,000		Bank of America Corp		0.981	09/25/25	249,350
250,000		Citigroup, Inc		1.678	05/15/24	255,093
250,000		Citigroup, Inc		0.776	10/30/24	249,830
500,000	i	Citigroup, Inc	LIBOR 3 M + 1.250%	1.452	07/01/26	511,940
500,000		HSBC Holdings plc		3.033	11/22/23	520,033
225,000		JPMorgan Chase & Co		0.563	02/16/25	223,327
250,000		Lloyds Banking Group plc		4.500	11/04/24	277,888
250,000		Royal Bank of Scotland Group plc		2.359	05/22/24	257,932
250,000	g,i	Standard Chartered plc	SOFR + 1.250%	1.281	10/14/23	252,737
400,000	g	USAA Capital Corp		1.500	05/01/23	408,637
		TOTAL BANKS				3,206,767

CAPITAL GOODS - 3.1%
250,000		CNH Industrial Capital LLC		4.875	04/01/21	250,000
500,000		CNH Industrial Capital LLC		1.950	07/02/23	513,438
250,000	g,i	Siemens Financieringsmaatschappij NV	SOFR + 0.430%	0.440	03/11/24	250,747
		TOTAL CAPITAL GOODS				1,014,185

CONSUMER SERVICES - 2.4%
550,000		Nature Conservancy		0.467	07/01/23	549,502
260,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.285	02/01/24	260,801
		TOTAL CONSUMER SERVICES				810,303

DIVERSIFIED FINANCIALS - 5.8%
250,000		Century Housing Corp		3.995	11/01/21	252,837
250,000		Goldman Sachs Group, Inc		0.855	02/12/26	245,726
250,000		Morgan Stanley		0.985	12/10/26	244,023
260,000	g	NongHyup Bank		1.250	07/20/25	258,321
250,000		Reinvestment Fund, Inc		3.477	02/15/23	254,248
324

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$125,000	g	Starwood Property Trust, Inc		5.500%	11/01/23	$130,625
250,000	g	WLB Asset II B Pte Ltd		3.950	12/10/24	247,482
250,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	256,324
		TOTAL DIVERSIFIED FINANCIALS				1,889,586

ENERGY - 2.1%
250,000	g	Aker BP ASA		2.875	01/15/26	258,183
150,000		EQT Corp		7.625	02/01/25	172,633
250,000	i	Valero Energy Corp	LIBOR 3 M + 1.150%	1.334	09/15/23	250,846
		TOTAL ENERGY				681,662

MATERIALS - 0.8%
250,000		Newmont Goldcorp Corp		3.625	06/09/21	250,087
		TOTAL MATERIALS				250,087

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
500,000	i	AbbVie, Inc	LIBOR 3 M + 0.650%	0.832	11/21/22	503,071
1,075,000	g,i	Roche Holdings, Inc	SOFR + 0.240%	0.251	03/05/24	1,075,745
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,578,816

REAL ESTATE - 1.2%
300,000		Federal Realty Investment Trust		1.250	02/15/26	296,226
100,000	g	HAT Holdings I LLC		5.250	07/15/24	103,250
		TOTAL REAL ESTATE				399,476

TELECOMMUNICATION SERVICES - 0.8%
250,000	i	Verizon Communications, Inc	SOFR + 0.790%	0.800	03/20/26	251,446
		TOTAL TELECOMMUNICATION SERVICES				251,446

TRANSPORTATION - 1.6%
242,526		Delta Air Lines, Inc		2.000	06/10/28	242,888
286,446		Delta Air Lines, Inc		2.500	06/10/28	290,246
		TOTAL TRANSPORTATION				533,134

UTILITIES - 8.7%
300,000	g	AES Corp		1.375	01/15/26	292,393
250,000	i	Atmos Energy Corp	LIBOR 3 M + 0.380%	0.565	03/09/23	250,027
300,000		Avangrid, Inc		3.200	04/15/25	321,195
250,000	g	Azure Power Energy Ltd		5.500	11/03/22	255,001
600,000	i	CenterPoint Energy Resources Corp	LIBOR 3 M + 0.500%	0.684	03/02/23	600,170
250,000	g	Hanwha Energy USA Holdings Corp		2.375	07/30/22	255,791
300,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	321,533
300,000		National Fuel Gas Co		5.500	01/15/26	342,853
250,000	i	NextEra Energy Capital Holdings, Inc	SOFR + 0.540%	0.550	03/01/23	250,625
		TOTAL UTILITIES				2,889,588

		TOTAL CORPORATE BONDS				13,846,379
		(Cost $13,655,390)

GOVERNMENT BONDS - 36.2%

AGENCY SECURITIES - 6.7%
250,000		Federal Home Loan Mortgage Corp (FHLMC)		0.375	05/05/23	251,075
325

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$250,000		FHLMC		1.500%	02/12/25	$258,439
500,000		Federal National Mortgage Association (FNMA)		0.250	07/10/23	500,382
245,058		Overseas Private Investment Corp (OPIC)		1.790	10/15/29	257,745
250,000		Thirax LLC		0.968	01/14/33	247,884
245,058		United States International Development Finance Corp		1.050	10/15/29	249,511
250,000		US Department of Housing and Urban Development (HUD)		2.618	08/01/23	263,183
200,935	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	0.625	06/26/24	201,229
		TOTAL AGENCY SECURITIES				2,229,448

FOREIGN GOVERNMENT BONDS - 7.8%
500,000	g	European Stability Mechanism		1.375	09/11/24	513,469
250,000		International Bank for Reconstruction & Development		0.625	04/22/25	249,042
500,000	g	International Development Association		2.750	04/24/23	525,400
235,000	g	Korea Electric Power Corp		1.125	06/15/25	233,328
250,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	253,040
250,000	g	Nederlandse Waterschapsbank NV		1.750	01/15/25	259,754
500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	526,540
		TOTAL FOREIGN GOVERNMENT BONDS				2,560,573

MORTGAGE BACKED - 0.5%
98,212		Federal National Mortgage Association (FNMA)		2.500	01/01/36	102,511
52,555		Government National Mortgage Association (GNMA)		4.000	12/20/44	58,142
		TOTAL MORTGAGE BACKED				160,653

MUNICIPAL BONDS - 8.1%
250,000		California Earthquake Authority		1.227	07/01/21	250,603
250,000		California Health Facilities Financing Authority		1.896	06/01/21	250,661
90,000	g	California Municipal Finance Authority		4.250	11/01/23	90,000
400,000		City of Detroit MI		1.817	04/01/22	399,910
150,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.660	05/15/49	150,023
95,000		County of Saline AR		3.550	06/01/42	96,860
120,000		Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project		1.794	01/01/22	121,424
225,000		Massachusetts Water Resources Authority		1.702	08/01/21	226,116
330,000		New York State Energy Research & Development Authority		1.624	10/01/22	331,182
125,000		New York Transportation Development Corp		1.360	12/01/21	125,324
425,000		Sustainable Energy Utility, Inc		1.550	09/15/21	425,692
200,000	g	Warm Springs Reservation Confederated Tribe		3.050	11/01/24	206,734
		TOTAL MUNICIPAL BONDS				2,674,529

U.S. TREASURY SECURITIES - 13.1%
250,000		United States Treasury Note		1.750	07/31/21	251,426
285,000		United States Treasury Note		1.625	12/31/21	288,318
860,000		United States Treasury Note		0.125	06/30/22	860,202
835,000		United States Treasury Note		0.125	10/31/22	834,902
1,500,000		United States Treasury Note		2.625	12/31/23	1,595,566
495,000		United States Treasury Note		0.250	03/15/24	493,685
		TOTAL U.S. TREASURY SECURITIES				4,324,099

		TOTAL GOVERNMENT BONDS				11,949,302
		(Cost $11,710,816)
326

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 15.9%

ASSET BACKED - 12.0%
$200,226	g	HERO Funding Trust		4.050%	09/20/41	$209,428
		Series - 2016 1A (Class A)
314,428	g	HERO Funding Trust		3.910	09/20/42	324,598
		Series - 2016 3A (Class A2)
212,947	g	HERO Funding Trust		2.720	09/20/57	215,531
		Series - 2020 1A (Class A)
147,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.650%	1.758	01/17/38	147,845
		Series - 2018 SFR4 (Class D)
207,432	g	Mosaic Solar Loan Trust		2.100	04/20/46	209,417
		Series - 2020 1A (Class A)
462,271	g	Mosaic Solar Loan Trust		1.440	08/20/46	450,313
		Series - 2020 2A (Class A)
44,442	g	Renew		3.670	09/20/52	47,184
		Series - 2017 1A (Class A)
77,450	g	SolarCity LMC		4.800	09/20/48	80,002
		Series - 2016 A (Class A)
484,198	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	511,051
		Series - 2019 2 (Class A)
429,082	g	Sunrun Callisto Issuer LLC		3.980	06/30/54	457,680
		Series - 2019 1A (Class A)
39,595	g	Tesla Auto Lease Trust		3.710	08/20/21	39,681
		Series - 2018 B (Class A)
131,868	g	Tesla Auto Lease Trust		2.130	04/20/22	132,720
		Series - 2019 A (Class A2)
250,000	g	Tesla Auto Lease Trust		2.200	11/21/22	255,984
		Series - 2019 A (Class A4)
250,000	g	Tesla Auto Lease Trust		0.560	03/20/25	249,826
		Series - 2021 A (Class A3)
585,240	g	Vivint Colar Financing V LLC		7.370	04/30/48	623,071
		Series - 2018 1A (Class B)
		TOTAL ASSET BACKED				3,954,331

OTHER MORTGAGE BACKED - 3.9%
250,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	2.356	04/15/34	250,075
		Series - 2021 ACEN (Class C)
50,458	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.109	07/25/24	49,745
		Series - 2014 C03 (Class 1M2)
72,211	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.309	01/25/30	72,912
		Series - 2017 C05 (Class 1M2)
5,365	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.800%	0.909	01/25/40	5,365
		Series - 2020 R01 (Class 1M1)
100,000	g,i	DBUBS Mortgage Trust		5.615	07/10/44	98,739
		Series - 2011 LC2A (Class D)
200,000		GS Mortgage Securities Trust		2.922	05/10/49	210,276
		Series - 2016 GS2 (Class AAB)
250,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.606	07/15/36	250,728
		Series - 2019 MILE (Class A)
250,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	4.356	07/15/36	246,089
		Series - 2019 MILE (Class F)
28,326	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.759	06/25/57	28,382
		Series - 2018 1 (Class A2)
327

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$27,523	g,i	Sequoia Mortgage Trust		3.500%	02/25/50	$27,694
		Series - 2020 1 (Class A4)
60,447	g,i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	1.209	07/27/50	60,476
		Series - 2020 HQA2 (Class M1)
		TOTAL OTHER MORTGAGE BACKED				1,300,481

		TOTAL STRUCTURED ASSETS				5,254,812
		(Cost $5,175,934)

		TOTAL BONDS				31,050,493
		(Cost $30,542,140)

SHORT-TERM INVESTMENTS - 4.1%

GOVERNMENT AGENCY DEBT - 4.1%
462,000		Federal Farm Credit Bank (FFCB)		0.010	04/01/21	462,000
879,000		Tennessee Valley Authority (TVA)		0.010	04/07/21	879,000
		TOTAL GOVERNMENT AGENCY DEBT				1,341,000

		TOTAL SHORT-TERM INVESTMENTS				1,341,000
		(Cost $1,340,998)

		TOTAL INVESTMENTS - 99.7%				32,890,453
		(Cost $32,379,476)
		OTHER ASSETS & LIABILITIES, NET - 0.3%				106,038
		NET ASSETS - 100.0%				$32,996,491

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2021, the aggregate value of these securities is $11,985,202 or 36.3% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
328

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.7%

CAPITAL GOODS - 0.1%
$689,500	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.000%	2.109%	01/15/27	$683,467
1,339,875	i	Gardner Denver, Inc	LIBOR 1 M + 2.750%	2.850	03/01/27	1,335,962
		TOTAL CAPITAL GOODS				2,019,429

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
323,823	i	Prime Security Services Borrower LLC	LIBOR 1 and 3 M + 2.750%	3.500	09/23/26	322,305
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				322,305

CONSUMER SERVICES - 0.3%
1,496,212	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.859	11/19/26	1,467,694
1,943,891	i	Hilton Worldwide Finance LLC	LIBOR 1 M + 1.750%	1.859	06/22/26	1,924,939
812,612	i	KFC Holding Co	LIBOR 1 M + 1.750%	1.856	03/09/28	811,937
1,950,000	i	Wyndham Hotels & Resorts, Inc	LIBOR 1 M + 1.750%	1.859	05/30/25	1,927,790
		TOTAL CONSUMER SERVICES				6,132,360

DIVERSIFIED FINANCIALS - 0.0%
727,841	i	Reynolds Group Holdings, Inc	LIBOR 1 M + 2.750%	2.859	02/06/23	724,319
		TOTAL DIVERSIFIED FINANCIALS				724,319

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
970,225	i	HCA, Inc	LIBOR 1 M + 1.750%	1.859	03/13/25	969,187
605,935	i	HCA, Inc	LIBOR 1 M + 1.750%	1.859	03/17/26	605,365
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				1,574,552

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
1,000,000	i	Energizer Holdings, Inc	LIBOR 1 M + 2.250%	2.750	12/16/27	994,580
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				994,580

MATERIALS - 0.0%
180,066	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	1.953	04/03/25	178,435
307,895	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	1.953	04/03/25	305,105
		TOTAL MATERIALS				483,540

MEDIA & ENTERTAINMENT - 0.4%
1,293,500	i	Asplundh Tree Expert LLC	LIBOR 1 M + 1.750%	1.859	09/02/27	1,289,257
3,467,321	i	Charter Communications Operating LLC	LIBOR 1 M + 1.750%	1.860	04/30/25	3,458,271
1,383,524	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	2.356	07/17/25	1,363,062
939,715	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.103	10/04/23	937,808
1,290,299	i	Outfront Media Capital LLC	LIBOR 1 M + 1.750%	1.861	11/18/26	1,269,976
		TOTAL MEDIA & ENTERTAINMENT				8,318,374
329

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
$1,500,000	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	2.859%	11/27/25	$1,490,445
970,899	i	Elanco Animal Health Inc	LIBOR 1 M + 1.750%	1.865	08/01/27	957,374
1,000,000	i	Horizon Therapeutics USA, Inc	LIBOR 1 M + 2.000%	2.125	05/22/26	995,940
2,219,803	i	PPD, Inc	LIBOR 1 M + 2.250%	2.750	01/13/28	2,206,729
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				5,650,488

SOFTWARE & SERVICES - 0.2%
947,378	i	IQVIA, Inc	LIBOR 1 M + 1.750%	1.859	03/07/24	942,167
1,021,125	i	IQVIA, Inc	LIBOR 3 M + 1.750%	1.953	06/11/25	1,014,314
1,877,048	i	Open Text Corp	LIBOR 1 M + 1.750%	1.859	05/30/25	1,876,260
		TOTAL SOFTWARE & SERVICES				3,832,741

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
1,807,706	i	Dell International LLC	LIBOR 1 M + 1.750%	2.000	09/19/25	1,805,284
1,471,753	i	Western Digital Corp	LIBOR 1 M + 1.750%	1.865	04/29/23	1,469,309
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,274,593

TRANSPORTATION - 0.1%
1,822,746	i	Avis Budget Car Rental LLC	LIBOR 1 M + 2.250%	2.360	08/06/27	1,775,190
		TOTAL TRANSPORTATION				1,775,190

UTILITIES - 0.0%
565,487	i	Vistra Operations Co LLC	LIBOR 1 M + 1.750%	1.858	12/31/25	561,093
		TOTAL UTILITIES				561,093

		TOTAL BANK LOAN OBLIGATIONS				35,663,564
		(Cost $35,830,164)

BONDS - 93.0%

CORPORATE BONDS - 34.3%

BANKS - 10.7%
2,000,000	g	Banco Bradesco S.A.		2.850	01/27/23	2,042,000
2,100,000	g	Banco de Credito del Peru		2.700	01/11/25	2,161,950
2,375,000	g	Banco del Estado de Chile		2.704	01/09/25	2,475,682
2,500,000	g	Banco do Brasil SA/Cayman		4.750	03/20/24	2,650,525
750,000	g	Banco Santander Mexico S.A.		4.125	11/09/22	783,000
2,000,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand		5.375	04/17/25	2,245,600
5,125,000		Bancolombia S.A.		3.000	01/29/25	5,235,188
10,000,000		Bank of America Corp		3.550	03/05/24	10,550,742
10,000,000		Bank of America Corp		1.486	05/19/24	10,165,088
8,000,000		Bank of America Corp		0.981	09/25/25	7,979,196
1,505,000		Bank of Montreal		2.900	03/26/22	1,543,810
6,200,000	g	Bank of Montreal		2.100	06/15/22	6,332,923
1,720,000		Citigroup, Inc		4.500	01/14/22	1,775,745
3,000,000		Citigroup, Inc		3.142	01/24/23	3,062,280
9,000,000		Citigroup, Inc		2.876	07/24/23	9,270,504
15,000,000		Citigroup, Inc		1.678	05/15/24	15,305,550
500,000		Citigroup, Inc		0.776	10/30/24	499,660
5,000,000		Cooperatieve Rabobank UA		0.375	01/12/24	4,973,944
1,825,000	g	Credicorp Ltd		2.750	06/17/25	1,859,675
330

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$10,000,000	g	Dexia Credit Local S.A.	2.875%	01/29/22	$10,213,138
4,000,000	g	Dexia Credit Local S.A.	2.375	09/20/22	4,117,488
1,555,000		Discover Bank	3.200	08/09/21	1,566,741
650,000		Discover Bank	3.350	02/06/23	680,039
5,000,000	g	DNB Boligkreditt AS.	3.250	06/28/23	5,310,846
1,250,000		HSBC USA, Inc	3.500	06/23/24	1,351,001
1,485,000		Huntington National Bank	3.125	04/01/22	1,522,505
2,800,000	g	Itau Unibanco Holding S.A.	3.250	01/24/25	2,850,204
1,445,000		JPMorgan Chase & Co	3.200	01/25/23	1,517,842
8,700,000		JPMorgan Chase & Co	3.207	04/01/23	8,936,105
10,000,000		JPMorgan Chase & Co	2.776	04/25/23	10,240,558
12,000,000		JPMorgan Chase & Co	1.514	06/01/24	12,249,030
5,000,000		JPMorgan Chase & Co	4.023	12/05/24	5,424,609
725,000		JPMorgan Chase & Co	0.563	02/16/25	719,610
6,320,000		KeyBank NA	3.300	02/01/22	6,478,873
3,000,000		Mitsubishi UFJ Financial Group, Inc	2.623	07/18/22	3,082,817
5,000,000		Mitsubishi UFJ Financial Group, Inc	0.848	09/15/24	5,005,076
2,875,000		National Bank of Canada	0.550	11/15/24	2,867,696
2,000,000	g	NBK SPC Ltd	2.750	05/30/22	2,042,448
2,000,000		Royal Bank of Canada	2.800	04/29/22	2,054,038
5,000,000		Royal Bank of Scotland Group plc	3.875	09/12/23	5,361,888
1,625,000		Royal Bank of Scotland Group plc	2.359	05/22/24	1,676,558
5,000,000	g	Skandinaviska Enskilda Banken AB	0.550	09/01/23	4,998,303
2,500,000	g	Sovcombank Via SovCom Capital DAC	3.400	01/26/25	2,469,343
3,000,000	g	State Bank of India	4.000	01/24/22	3,069,360
5,000,000		Sumitomo Mitsui Financial Group, Inc	0.508	01/12/24	4,977,168
5,000,000	g	Sumitomo Mitsui Trust Bank Ltd	0.800	09/12/23	5,013,921
2,100,000	g	Svenska Handelsbanken AB	0.625	06/30/23	2,107,327
1,000,000		Synchrony Bank	3.000	06/15/22	1,026,999
3,000,000		Toronto-Dominion Bank	0.750	06/12/23	3,021,785
5,000,000		Toronto-Dominion Bank	0.450	09/11/23	4,994,928
1,680,000		Truist Financial Corp	3.750	12/06/23	1,819,305
5,000,000	g	UBS AG.	0.450	02/09/24	4,958,972
2,425,000		Wells Fargo & Co	1.654	06/02/24	2,477,244
3,000,000		Westpac Banking Corp	2.800	01/11/22	3,059,754
		TOTAL BANKS			230,176,581

CAPITAL GOODS - 1.3%
1,500,000		Air Lease Corp	3.375	06/01/21	1,506,837
3,721,000		Air Lease Corp	2.250	01/15/23	3,818,712
4,400,000	g	BOC Aviation Ltd	3.500	10/10/24	4,714,864
5,000,000		Boeing Co	1.433	02/04/24	5,063,482
2,500,000	g	DAE Funding LLC	2.625	03/20/25	2,511,299
3,000,000		Honeywell International, Inc	0.483	08/19/22	3,002,272
5,000,000		John Deere Capital Corp	0.450	01/17/24	4,997,834
42,000		Johnson Controls International plc	3.750	12/01/21	42,421
3,000,000	g	TSMC Global Ltd	0.750	09/28/25	2,928,918
272,000		United Technologies Corp	3.650	08/16/23	290,982
		TOTAL CAPITAL GOODS			28,877,621

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,000,000		ADT Corp	4.125	06/15/23	2,077,500
3,000,000		IHS Markit Ltd	4.125	08/01/23	3,214,830
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,292,330
331

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CONSUMER DURABLES & APPAREL - 0.1%
$1,455,000		Lennar Corp	4.875%	12/15/23	$1,589,340
		TOTAL CONSUMER DURABLES & APPAREL			1,589,340

CONSUMER SERVICES - 0.1%
2,000,000		Sands China Ltd	4.600	08/08/23	2,138,780
		TOTAL CONSUMER SERVICES			2,138,780

DIVERSIFIED FINANCIALS - 5.8%
7,000,000		AerCap Ireland Capital DAC	3.150	02/15/24	7,293,610
2,050,000		American Express Co	2.750	05/20/22	2,101,063
3,000,000		American Honda Finance Corp	0.875	07/07/23	3,020,938
5,000,000		American Honda Finance Corp	0.550	07/12/24	4,963,862
1,000,000		Ameriprise Financial, Inc	3.000	03/22/22	1,026,064
5,000,000	g	Banco BTG Pactual S.A.	2.750	01/11/26	4,730,000
1,325,000	g	BBVA Bancomer S.A.	1.875	09/18/25	1,326,656
4,000,000		Capital One Bank USA NA	3.375	02/15/23	4,201,561
1,355,000		Capital One Financial Corp	4.750	07/15/21	1,371,758
3,000,000		Credit Suisse AG.	1.000	05/05/23	3,016,346
5,000,000		Credit Suisse AG.	0.495	02/02/24	4,943,589
3,000,000		Discover Financial Services	3.850	11/21/22	3,152,228
16,800,000	g	Federation des Caisses Desjardins du Quebec	1.950	09/26/22	17,199,645
2,000,000		General Motors Financial Co, Inc	3.450	01/14/22	2,040,147
2,170,000		General Motors Financial Co, Inc	3.150	06/30/22	2,231,074
5,000,000		General Motors Financial Co, Inc	3.550	07/08/22	5,179,423
5,000,000		General Motors Financial Co, Inc	1.700	08/18/23	5,092,153
3,910,000		General Motors Financial Co, Inc	3.950	04/13/24	4,208,093
5,000,000		Goldman Sachs Group, Inc	2.876	10/31/22	5,066,495
3,000,000		Goldman Sachs Group, Inc	0.627	11/17/23	3,000,540
5,000,000		Goldman Sachs Group, Inc	0.673	03/08/24	4,996,076
6,105,000		Morgan Stanley	3.125	01/23/23	6,392,235
5,000,000		Morgan Stanley	0.529	01/25/24	4,990,886
7,000,000	g	Nationwide Building Society	1.700	02/13/23	7,174,015
1,125,000	g	REC Ltd	4.750	05/19/23	1,192,722
300,000		State Street Corp	2.825	03/30/23	307,359
7,000,000		Toyota Motor Credit Corp	0.500	08/14/23	7,003,137
4,725,000	g	UBS Group AG	1.008	07/30/24	4,752,472
5,000,000		Unilever Capital Corp	3.000	03/07/22	5,128,088
		TOTAL DIVERSIFIED FINANCIALS			127,102,235

ENERGY - 2.7%
1,700,000		BP Capital Markets America, Inc	2.520	09/19/22	1,748,139
3,000,000		Canadian Natural Resources Ltd	2.050	07/15/25	3,033,573
5,000,000		Chevron Corp	1.141	05/11/23	5,086,793
2,230,000	g	Energean Israel Finance Ltd	4.500	03/30/24	2,246,638
5,000,000		Energy Transfer Operating LP	4.500	04/15/24	5,452,796
2,000,000	g	GS Caltex Corp	3.000	06/04/24	2,120,455
4,000,000	g	Leviathan Bond Ltd	5.750	06/30/23	4,185,525
4,000,000		Marathon Petroleum Corp	4.500	05/01/23	4,290,140
1,000,000		Marathon Petroleum Corp	4.700	05/01/25	1,123,913
4,000,000		MPLX LP	3.375	03/15/23	4,190,407
3,336,000		Occidental Petroleum Corp	2.700	08/15/22	3,337,251
662,000		ONEOK, Inc	4.250	02/01/22	675,918
332

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,200,000	g	Pertamina Persero PT	4.875%	05/03/22	$2,285,749
1,500,000		Petroleos Mexicanos	5.375	03/13/22	1,534,035
530,000		Petroleos Mexicanos	2.000	12/20/22	537,804
2,000,000		Petroleos Mexicanos	3.500	01/30/23	2,025,000
625,500		Petroleos Mexicanos	2.378	04/15/25	647,355
1,000,000		Petroleos Mexicanos	4.500	01/23/26	992,800
1,350,000		Phillips 66	0.900	02/15/24	1,350,347
1,000,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	1,038,556
5,000,000	g	Saudi Arabian Oil Co	1.250	11/24/23	5,034,418
5,000,000	g	Saudi Arabian Oil Co	2.875	04/16/24	5,265,783
		TOTAL ENERGY			58,203,395

FOOD & STAPLES RETAILING - 0.2%
5,000,000		Walmart, Inc	2.350	12/15/22	5,174,211
		TOTAL FOOD & STAPLES RETAILING			5,174,211

FOOD, BEVERAGE & TOBACCO - 0.8%
1,850,000		BAT Capital Corp	3.222	08/15/24	1,970,923
2,000,000		Constellation Brands, Inc	2.650	11/07/22	2,062,632
2,000,000		Constellation Brands, Inc	3.200	02/15/23	2,092,768
2,940,000		General Mills, Inc	3.150	12/15/21	2,977,385
1,000,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	1,037,720
5,000,000		PepsiCo, Inc	0.400	10/07/23	5,016,896
3,000,000		Philip Morris International, Inc	1.125	05/01/23	3,043,819
1,300,000		Tyson Foods, Inc	2.250	08/23/21	1,307,677
		TOTAL FOOD, BEVERAGE & TOBACCO			19,509,820

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
612,000		CVS Health Corp	3.700	03/09/23	649,496
4,925,000		CVS Health Corp	2.625	08/15/24	5,196,918
1,665,000	g	SBA Tower Trust	2.836	01/15/25	1,746,539
13,365,000	g	SBA Tower Trust	1.884	01/15/26	13,525,921
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			21,118,874

INSURANCE - 0.4%
3,000,000	g	MassMutual Global Funding II	0.850	06/09/23	3,025,009
5,000,000	g	Protective Life Global Funding	0.473	01/12/24	4,960,308
		TOTAL INSURANCE			7,985,317

MATERIALS - 1.8%
5,000,000	g	Air Liquide Finance S.A.	1.750	09/27/21	5,030,423
6,250,000	g	Berry Global, Inc	0.950	02/15/24	6,220,563
1,000,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,083,760
3,000,000	g	Fresnillo plc	5.500	11/13/23	3,330,030
3,000,000	g	Indonesia Asahan Aluminiu	5.230	11/15/21	3,078,600
1,250,000	g	MEGlobal Canada ULC	5.000	05/18/25	1,389,050
1,350,000	g	Midwest Connector Capital Co LLC	3.625	04/01/22	1,369,309
2,200,000		Newmont Goldcorp Corp	3.625	06/09/21	2,200,769
1,553,000		Nutrien Ltd	3.625	03/15/24	1,668,178
2,000,000	g	NV Chemicals Corp	5.250	08/01/23	2,012,500
2,000,000	g	OCP S.A.	5.625	04/25/24	2,171,546
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,670,372
3,000,000		Sasol Financing International plc	4.500	11/14/22	3,064,710
333

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000		WRKCo, Inc	3.000%	09/15/24	$3,187,594
		TOTAL MATERIALS			37,477,404

MEDIA & ENTERTAINMENT - 0.6%
5,100,000		Charter Communications Operating LLC	4.464	07/23/22	5,319,067
3,000,000		Comcast Corp	3.000	02/01/24	3,201,447
2,000,000	g	Tencent Holdings Ltd	3.280	04/11/24	2,131,060
3,000,000		Walt Disney Co	1.650	09/01/22	3,055,223
		TOTAL MEDIA & ENTERTAINMENT			13,706,797

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.2%
18,000,000		AbbVie, Inc	2.300	11/21/22	18,521,932
4,450,000		AbbVie, Inc	3.800	03/15/25	4,861,801
3,000,000		Bristol-Myers Squibb Co	2.550	05/14/21	3,007,213
2,500,000		Bristol-Myers Squibb Co	2.600	05/16/22	2,564,200
5,875,000		Gilead Sciences, Inc	0.750	09/29/23	5,881,822
5,000,000	g	Royalty Pharma plc	0.750	09/02/23	4,995,033
2,000,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	2,005,000
4,000,000		Teva Pharmaceutical Financial IV BV	3.650	11/10/21	4,030,000
1,100,000	g	Viatris, Inc	1.125	06/22/22	1,105,974
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			46,972,975

REAL ESTATE - 1.4%
2,000,000		American Tower Corp	2.250	01/15/22	2,027,927
2,000,000		American Tower Corp	3.375	05/15/24	2,144,234
1,450,000		AvalonBay Communities, Inc	3.500	11/15/24	1,576,525
2,600,000		Boston Properties LP	3.125	09/01/23	2,737,103
1,044,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,126,546
3,000,000		Brixmor Operating Partnership LP	3.650	06/15/24	3,227,993
2,994,000		CubeSmart LP	4.375	12/15/23	3,255,803
5,000,000		Essex Portfolio LP	3.875	05/01/24	5,403,375
410,000		Federal Realty Investment Trust	3.950	01/15/24	444,883
850,000		Highwoods Realty LP	3.625	01/15/23	882,716
2,500,000		Kimco Realty Corp	3.400	11/01/22	2,603,793
3,300,000		RKPF Overseas 2019 A Ltd	6.700	09/30/24	3,499,650
1,500,000		Welltower, Inc	3.750	03/15/23	1,583,790
		TOTAL REAL ESTATE			30,514,338

RETAILING - 0.1%
1,600,000	g	Volkswagen Group of America Finance LLC	3.125	05/12/23	1,681,149
		TOTAL RETAILING			1,681,149

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
3,600,000	g	SK Hynix, Inc	1.500	01/19/26	3,542,688
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,542,688

SOFTWARE & SERVICES - 0.8%
5,000,000		Adobe, Inc	1.900	02/01/25	5,169,143
5,000,000		Fidelity National Information Services, Inc	0.600	03/01/24	4,971,044
5,146,000		Fiserv, Inc	3.500	10/01/22	5,339,521
2,100,000	g	HCL America, Inc	1.375	03/10/26	2,062,189
		TOTAL SOFTWARE & SERVICES			17,541,897
334

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
$1,850,000		Apple, Inc	1.700%	09/11/22	$1,889,816
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,889,816

TELECOMMUNICATION SERVICES - 1.1%
7,000,000		AT&T, Inc	2.625	12/01/22	7,216,887
4,440,000		AT&T, Inc	4.450	04/01/24	4,870,035
5,000,000	g	T-Mobile USA, Inc	3.500	04/15/25	5,394,400
7,039,000	g	Verizon Communications, Inc	1.680	10/30/30	6,530,336
		TOTAL TELECOMMUNICATION SERVICES			24,011,658

TRANSPORTATION - 0.2%
1,100,000		Delta Air Lines, Inc	3.400	04/19/21	1,099,989
2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,238,257
		TOTAL TRANSPORTATION			3,338,246

UTILITIES - 2.5%
2,000,000	g	AIG Global Funding	0.800	07/07/23	2,011,168
3,000,000		Atmos Energy Corp	0.625	03/09/23	3,001,135
3,225,000		Consumers Energy Co	0.350	06/01/23	3,219,667
3,000,000		DTE Energy Co	2.250	11/01/22	3,076,820
2,000,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	2,046,325
2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	2,048,599
3,050,000		NextEra Energy Capital Holdings, Inc	2.900	04/01/22	3,126,816
5,000,000		NextEra Energy Capital Holdings, Inc	0.650	03/01/23	5,015,986
5,000,000		ONE Gas, Inc	1.100	03/11/24	4,998,575
3,000,000	g	State Grid Overseas Investment Ltd	2.750	05/04/22	3,062,486
3,000,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	3,022,008
7,020,000		WEC Energy Group, Inc	0.550	09/15/23	7,005,568
13,950,000		Xcel Energy, Inc	0.500	10/15/23	13,936,575
		TOTAL UTILITIES			55,571,728

		TOTAL CORPORATE BONDS			743,417,200
		(Cost $733,072,009)

GOVERNMENT BONDS - 35.7%

AGENCY SECURITIES - 4.5%
8,500,000		Federal Home Loan Mortgage Corp (FHLMC)	0.250	08/24/23	8,501,937
16,250,000		FHLMC	0.250	09/08/23	16,246,862
8,000,000		FHLMC	0.250	11/06/23	7,993,988
15,000,000		Federal National Mortgage Association (FNMA)	0.250	07/10/23	15,011,453
10,500,000		FNMA	0.250	11/27/23	10,488,122
10,000,000		FNMA	0.500	06/17/25	9,904,200
2,280,000	g	Hospital for Special Surgery	3.500	01/01/23	2,321,747
845,000	g	Montefiore Medical Center	3.896	05/20/27	848,739
5,900,000		Private Export Funding Corp (PEFCO)	1.750	11/15/24	6,126,882
5,263,158		Reliance Industries Ltd	1.870	01/15/26	5,424,753
5,000,000		Reliance Industries Ltd	2.060	01/15/26	5,177,575
6,578,947		Reliance Industries Ltd	2.444	01/15/26	6,876,163
1,157,058		San Clemente Leasing LLC	3.030	11/22/22	1,180,280
		TOTAL AGENCY SECURITIES			96,102,701
335

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOREIGN GOVERNMENT BONDS - 11.1%
$3,325,000	g	Arab Petroleum Investments Corp	4.125%	09/18/23	$3,593,903
48,047		Argentina Republic Government International Bond	1.000	07/09/29	17,225
790,550		Argentina Republic Government International Bond (Step Bond)	0.125	07/09/30	264,479
7,000,000	g	Bermuda Government International Bond	4.138	01/03/23	7,376,320
4,000,000	g	BNG Bank NV	3.125	11/08/21	4,070,934
3,250,000		Brazilian Government International Bond	2.625	01/05/23	3,354,065
2,500,000		Brazilian Government International Bond	2.875	06/06/25	2,524,875
5,000,000	g	Caisse d’Amortissement de la Dette Sociale	0.375	09/23/25	4,869,639
10,000,000	g	CDP Financial, Inc	0.875	06/10/25	10,009,032
2,500,000	g	Development Bank of Japan, Inc	0.500	03/04/24	2,493,838
1,725,000	g	Egypt Government International Bond	5.577	02/21/23	1,794,429
1,500,000	g	Egypt Government International Bond	4.550	11/20/23	1,533,719
3,200,000		Export-Import Bank of India	4.000	01/14/23	3,362,909
4,000,000	e	Export-Import Bank of Korea	0.750	09/21/25	3,912,138
1,700,000	g	Fondo MIVIVIENDA S.A.	3.500	01/31/23	1,768,017
1,500,000	g	Honduras Government International Bond	7.500	03/15/24	1,627,500
8,900,000	g	International Development Association	2.750	04/24/23	9,352,120
1,500,000		Japan Bank for International Cooperation	1.875	04/20/21	1,501,065
6,100,000		Japan Bank for International Cooperation	1.750	01/23/23	6,253,328
6,650,000	g	Japan Finance Organization for Municipalities	3.375	09/27/23	7,104,655
4,500,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	4,806,493
1,560,000	g	Kommunalbanken AS.	2.750	02/05/24	1,660,887
10,000,000	g	Kommunalbanken AS.	0.375	09/11/25	9,747,700
5,667,000	g	Kommuninvest I Sverige AB	2.625	09/15/22	5,861,548
5,400,000	g	Kommuninvest I Sverige AB	0.250	12/01/22	5,400,503
1,400,000	g	Korea Electric Power Corp	1.125	06/15/25	1,390,041
6,700,000	g	Korea Housing Finance Corp	2.000	10/11/21	6,756,385
1,875,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,945,112
9,000,000		Kreditanstalt fuer Wiederaufbau	0.625	01/22/26	8,846,628
500,000	g	Kuwait Government International Bond	2.750	03/20/22	510,736
16,000,000		Landwirtschaftliche Rentenbank	0.875	09/03/30	14,694,470
10,000,000		Mexico Government International Bond	2.659	05/24/31	9,430,800
2,025,000	g	Morocco Government International Bond	4.250	12/11/22	2,121,690
3,000,000	g	Morocco Government International Bond	2.375	12/15/27	2,898,107
1,500,000	g	Namibia International Bonds	5.500	11/03/21	1,520,161
400,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	404,683
5,950,000	g	OMERS Finance Trust	2.500	05/02/24	6,296,092
15,000,000	g	Ontario Teachers’ Finance Trust	1.625	09/12/24	15,485,188
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	2,050,640
5,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.750	03/01/23	5,265,400
3,400,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	3,684,070
10,400,000		Province of British Columbia Canada	1.300	01/29/31	9,783,917
1,300,000		Province of New Brunswick Canada	8.750	05/01/22	1,411,798
5,000,000		Province of Ontario Canada	1.125	10/07/30	4,609,850
3,000,000	g	Qatar Government International Bond	3.375	03/14/24	3,216,934
4,000,000	g	Qatar Government International Bond	4.000	03/14/29	4,531,892
6,800,000		Republic of Italy Government International Bond	2.375	10/17/24	7,094,417
1,500,000	g	Republic of Paraguay Government International Bond	4.625	01/25/23	1,578,765
2,000,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	2,104,930
5,625,000	g	Saudi Government International Bond	2.375	10/26/21	5,682,044
500,000	g	Senegal Goverment International Bond	8.750	05/13/21	500,100
336

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$6,540,000		Svensk Exportkredit AB		1.750%	12/12/23	$6,767,005
5,000,000		Svensk Exportkredit AB		0.500	08/26/25	4,901,050
		TOTAL FOREIGN GOVERNMENT BONDS				239,744,226

MORTGAGE BACKED - 2.0%
1,733		Federal National Mortgage Association (FNMA)		5.500	09/25/22	1,768
611		FNMA		5.000	09/25/24	24
19,784,864		Government National Mortgage Association (GNMA)		1.730	07/15/37	19,478,463
22,349,586		GNMA		4.250	09/15/38	24,334,506
		TOTAL MORTGAGE BACKED				43,814,761

MUNICIPAL BONDS - 2.0%
5,000,000		Bay Area Toll Authority		2.254	04/01/24	5,227,661
19,755,000		City of New York NY		2.280	08/01/25	20,805,172
10,000,000		Massachusetts Water Resources Authority		2.083	08/01/25	10,531,065
6,000,000		Massachusetts Water Resources Authority		3.104	08/01/39	6,282,074
		TOTAL MUNICIPAL BONDS				42,845,972

U.S. TREASURY SECURITIES - 16.1%
11,331,100	k	United States Treasury Inflation Indexed Bonds		0.125	01/15/23	11,883,491
11,209,300	k	United States Treasury Inflation Indexed Bonds		0.625	01/15/24	12,152,603
59,505,000		United States Treasury Note		1.500	09/30/21	59,937,341
27,750,000		United States Treasury Note		1.625	12/31/21	28,073,027
21,290,000		United States Treasury Note		0.125	06/30/22	21,294,990
27,700,000		United States Treasury Note		0.125	10/31/22	27,696,754
800,000		United States Treasury Note		0.125	01/31/23	799,625
185,299,000		United States Treasury Note		0.250	03/15/24	184,806,800
		TOTAL U.S. TREASURY SECURITIES				346,644,631

		TOTAL GOVERNMENT BONDS				769,152,291
		(Cost $763,277,209)

STRUCTURED ASSETS - 23.0%

ASSET BACKED - 11.6%
110,372		Aames Mortgage Trust (Step Bond)		7.396	06/25/32	111,872
		Series - 2002 1 (Class A3)
461,538	†,i	ARTS Ltd	LIBOR 3 M + 1.780%	1.964	09/15/21	458,769
		Series - 2016 53 (Class NOTE)
3,471,127	g,i	Ashford Hospitality Trust	LIBOR 1 M + 0.900%	1.006	04/15/35	3,464,833
		Series - 2018 ASHF (Class A)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
1,633,702	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 1.650%	1.756	03/15/32	1,640,209
		Series - 2002 HE1 (Class M1)
362,548	g	Bank of The West Auto Trust		2.110	01/15/23	363,540
		Series - 2017 1 (Class A3)
930,570	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 1.230%	1.339	08/25/43	929,819
		Series - 2005 SD1 (Class 1M3)
337

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,834,044	g	Capital Automotive REIT		3.870%	04/15/47	$1,837,105
		Series - 2017 1A (Class A1)
2,500,000	i	Capital One Multi-Asset Execution Trust	LIBOR 1 M + 0.630%	0.736	02/15/24	2,500,680
		Series - 2016 A2 (Class A2)
2,170,504		Carmax Auto Owner Trust		3.360	09/15/23	2,211,742
		Series - 2018 4 (Class A3)
1,260,518		Carmax Auto Owner Trust		3.050	03/15/24	1,284,425
		Series - 2019 1 (Class A3)
8,600,000		Carmax Auto Owner Trust		0.740	10/15/26	8,492,958
		Series - 2021 1 (Class B)
2,201,049	†,g	CDO Repack SPC Ltd		0.000	05/20/30	2,257,793
		Series - 2006 CLF1 (Class D1)
2,327		Centex Home Equity		5.540	01/25/32	2,402
		Series - 2002 A (Class AF6)
62,846	i	Centex Home Equity	LIBOR 1 M + 0.645%	0.754	03/25/34	61,943
		Series - 2004 B (Class M1)
10,164,135	g	CF Hippolyta LLC		1.690	07/15/60	10,240,121
		Series - 2020 1 (Class A1)
122,341	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	125,879
		Series - 2004 2 (Class 1M2)
4,000,000	i	Chase Issuance Trust	LIBOR 1 M + 0.550%	0.656	06/15/23	4,004,626
		Series - 2016 A3 (Class A3)
2,000,000	i	Citibank Credit Card Issuance Trust	LIBOR 1 M + 0.370%	0.474	08/08/24	2,008,212
		Series - 2017 A7 (Class A7)
2,000,000	i	Citibank Credit Card Issuance Trust	LIBOR 1 M + 0.330%	0.441	01/20/25	2,007,665
		Series - 2018 A2 (Class A2)
459,582	g	Credit-Based Asset Servicing & Securitization LLC (Step Bond)		4.945	12/25/37	467,974
		Series - 2007 SP1 (Class A4)
3,500,000	i	Discover Card Execution Note Trust	LIBOR 1 M + 0.230%	0.336	12/15/23	3,501,252
		Series - 2018 A3 (Class A3)
2,000,000	i	Discover Card Execution Note Trust	LIBOR 1 M + 0.330%	0.436	08/15/25	2,008,671
		Series - 2018 A2 (Class A2)
2,425,000	g,i	Domino’s Pizza Master Issuer LLC	LIBOR 3 M + 1.250%	1.468	07/25/47	2,424,854
		Series - 2017 1A (Class A2I)
14,550,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	14,573,134
		Series - 2017 1A (Class A2II)
3,500,000		Drive Auto Receivables Trust		0.830	05/15/24	3,512,481
		Series - 2020 2 (Class A3)
335,782		Entergy Louisiana Investment Recovery Funding I LLC		2.040	09/01/23	336,524
		Series - 2011 A (Class A1)
3,967,179	g	FNA VI LLC		1.350	01/10/32	3,961,083
		Series - 2021 1A (Class A)
5,900,000		Ford Credit Auto Lease Trust		0.470	05/15/24	5,878,132
		Series - 2021 A (Class B)
3,000,000		Ford Credit Auto Owner Trust		1.040	08/15/24	3,028,592
		Series - 2020 A (Class A3)
2,000,000		Ford Credit Auto Owner Trust		1.350	07/15/25	2,042,167
		Series - 2020 A (Class A4)
4,500,000		Ford Credit Auto Owner Trust		0.700	10/15/26	4,464,943
		Series - 2021 A (Class B)
750,000	†,i	Garanti Diversified Payment Rights Finance Co	LIBOR 3 M + 3.172%	3.397	10/09/21	744,750
		Series - 2016 A (Class A)
338

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,306,082		GM Financial Consumer Automobile Receivables Trust		3.210%	10/16/23	$1,325,318
		Series - 2018 4 (Class A3)
3,350,000		GM Financial Consumer Automobile Receivables Trust		0.750	05/17/27	3,326,574
		Series - 2021 1 (Class B)
1,596,464		Honda Auto Receivables Owner Trust		2.830	03/20/23	1,620,712
		Series - 2019 1 (Class A3)
6,500,000	g	Hyundai Auto Lease Securitization Trust		0.610	10/15/25	6,493,149
		Series - 2021 A (Class B)
1,862,718	g,i	Invitation Homes Trust	LIBOR 1 M + 0.900%	1.006	06/17/37	1,866,170
		Series - 2018 SFR2 (Class A)
9,087,103	g,i	Invitation Homes Trust	LIBOR 1 M + 1.000%	1.108	07/17/37	9,104,082
		Series - 2018 SFR3 (Class A)
1,563,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.650%	1.758	01/17/38	1,571,981
		Series - 2018 SFR4 (Class D)
1,000,000	g,i	Irvine Core Office Trust		3.174	05/15/48	1,048,729
		Series - 2013 IRV (Class A2)
4,530,803	g,i	KKR Industrial Portfolio Trust	LIBOR 1 M + 2.030%	2.136	03/15/37	4,535,067
		Series - 2020 AIP (Class D)
675,003	g	Mid-State Capital Trust		7.000	12/15/45	698,896
		Series - 2010 1 (Class B)
8,000,000	g	MMAF Equipment Finance LLC		2.010	12/12/24	8,208,476
		Series - 2019 B (Class A3)
5,804,319	g	Navient Private Education Refi Loan Trust		0.840	05/15/69	5,785,736
		Series - 2021 A (Class A)
1,110,458	g	New Residential Mortgage LLC		4.690	05/25/23	1,110,162
		Series - 2018 FNT1 (Class D)
1,025,086	g	New Residential Mortgage LLC		4.920	07/25/54	1,025,345
		Series - 2018 FNT2 (Class D)
3,000,000	g	Oportun Funding XIV LLC		1.210	03/08/28	2,998,973
		Series - 2021 A (Class A)
2,503,306	i	Park Place Securities, Inc	LIBOR 1 M + 1.245%	1.354	01/25/36	2,512,596
		Series - 2005 WCH1 (Class M4)
7,000,000	g	PFS Financing Corp		0.710	04/15/26	6,964,278
		Series - 2021 A (Class A)
2,205,701	g	Progress Residential Trust		2.768	08/17/34	2,219,336
		Series - 2017 SFR1 (Class A)
5,500,000	g	Santander Consumer Auto Receivables Trust		0.710	08/17/26	5,467,797
		Series - 2021 AA (Class B)
2,500,000		SCE Recovery Funding LLC		0.861	11/15/31	2,422,792
2,500,000	g	ServiceMaster Funding LLC		2.841	10/30/51	2,553,175
		Series - 2020 1 (Class A2I)
5,000,000	g	SERVPRO Master Issuer LLC		2.394	04/25/51	4,939,475
		Series - 2021 1A (Class A2)
5,000,000	g	Sierra Timeshare Receivables Funding LLC		0.990	11/20/37	4,987,566
		Series - 2021 1A (Class A)
481,310	g	SoFi Professional Loan Program LLC		2.360	12/27/32	486,735
		Series - 2016 C (Class A2B)
881,655	g	SoFi Professional Loan Program LLC		2.340	04/25/33	898,064
		Series - 2016 D (Class A2B)
720,811	g	SoFi Professional Loan Program LLC		2.510	08/25/33	722,421
		Series - 2015 C (Class A2)
339

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$341,721	g	SoFi Professional Loan Program LLC		2.630%	07/25/40	$347,190
		Series - 2017 C (Class A2B)
3,750,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	3,759,148
		Series - 2020 1A (Class A2)
1,100,000		Synchrony Card Issuance Trust		3.380	09/15/24	1,115,524
		Series - 2018 A1 (Class A)
392,622	g	Tax Ease Funding LLC		3.131	06/15/28	393,470
		Series - 2016 1A (Class A)
487,477	g	TCF Auto Receivables Owner Trust		2.920	10/17/22	487,932
		Series - 2016 PT1A (Class B)
8,964,201	g	TES LLC		4.330	10/20/47	9,317,756
		Series - 2017 1A (Class A)
6,700,000	g	Tesla Auto Lease Trust		0.660	03/20/25	6,693,548
		Series - 2021 A (Class A4)
5,000,000	g	Tesla Auto Lease Trust		1.020	03/20/25	4,993,249
		Series - 2021 A (Class B)
1,012,374		Toyota Auto Receivables Owner		2.050	09/15/22	1,013,102
		Series - 2017 B (Class A4)
1,228,506		Toyota Auto Receivables Owner		3.180	03/15/23	1,244,569
		Series - 2018 D (Class A3)
2,136,752	g	Tricon American Homes Trust		2.716	09/17/34	2,150,797
		Series - 2017 SFR1 (Class A)
10,905,000		Verizon Owner Trust		3.380	04/20/23	11,154,987
		Series - 2018 A (Class B)
9,000,000		Verizon Owner Trust		3.020	09/20/23	9,304,678
		Series - 2019 A (Class B)
17,500,000		Verizon Owner Trust		0.680	02/20/25	17,489,902
		Series - 2020 B (Class B)
3,500,000		Volkswagen Auto Loan Enhanced Trust		0.980	11/20/24	3,535,125
		Series - 2020 1 (Class A3)
1,500,000		Volkswagen Auto Loan Enhanced Trust		1.260	08/20/26	1,525,884
		Series - 2020 1 (Class A4)
		TOTAL ASSET BACKED				250,369,617

OTHER MORTGAGE BACKED - 11.4%
374,732	g,i	ACE Securities Corp Manufactured Housing Trust		6.500	08/15/30	391,839
		Series - 2003 MH1 (Class M1)
4,650,000	g,i	ACRE Commercial Mortgage Ltd	LIBOR 1 M + 0.830%	0.938	12/18/37	4,635,522
		Series - 2021 FL4 (Class A)
3,145,000	g,i	Angel Oak Mortgage Trust		3.161	12/25/59	3,214,435
		Series - 2020 1 (Class M1)
3,000,000	g,i	Atrium Hotel Portfolio Trust	LIBOR 1 M + 0.950%	1.056	06/15/35	2,999,048
		Series - 2018 ATRM (Class A)
32,896	i	Banc of America Funding	LIBOR 1 M + 0.800%	0.911	02/20/35	32,941
		Series - 2005 A (Class 5A3)
4,119,000	g,i	BBCMS Trust	LIBOR 1 M + 1.000%	1.106	07/15/37	4,114,019
		Series - 2018 CBM (Class A)
1,149,961	i	Bear Stearns ALT-A Trust	LIBOR 1 M + 0.600%	0.709	06/25/34	1,165,870
		Series - 2004 4 (Class A1)
1,280,510	g,i	BHP Trust	LIBOR 1 M + 0.975%	1.081	08/15/36	1,280,126
		Series - 2019 BXHP (Class A)
2,100,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.300%	1.406	11/15/35	2,099,999
		Series - 2018 IND (Class D)
340

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,385,840	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.250%	1.356%	10/15/36	$3,385,839
		Series - 2019 XL (Class C)
1,781,389	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.120%	1.226	12/15/36	1,779,783
		Series - 2020 BXLP (Class C)
4,488,730	g,i	Chase Mortgage Trust		3.750	12/25/45	4,653,064
		Series - 2016 SH2 (Class M2)
25,213		Citicorp Mortgage Securities Trust		5.500	02/25/26	25,500
		Series - 2006 1 (Class 5A1)
1,470,763	g,i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.145%	2.631	09/25/36	1,419,015
		Series - 2006 AMC1 (Class A1)
3,623,360	g	COMM Mortgage Trust		3.397	03/10/46	3,708,487
		Series - 2013 CR6 (Class B)
2,014,904		COMM Mortgage Trust		4.701	03/10/47	2,183,715
		Series - 2014 UBS2 (Class B)
2,000,000	i	COMM Mortgage Trust		4.703	08/10/47	2,191,069
		Series - 2014 CR19 (Class B)
1,000,000	g,i	COMM Mortgage Trust		4.709	08/10/47	960,913
		Series - 2014 CR19 (Class D)
3,000,000	i	COMM Mortgage Trust		3.463	08/10/48	2,699,919
		Series - 2015 CR24 (Class D)
3,970,000	i	COMM Mortgage Trust		4.534	08/10/48	4,354,506
		Series - 2015 CR25 (Class B)
1,193,291	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.709	05/25/24	1,173,225
		Series - 2014 C02 (Class 1M2)
5,032,237	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.109	07/25/24	4,961,101
		Series - 2014 C03 (Class 1M2)
3,257,893	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.959	09/25/29	3,180,856
		Series - 2017 C02 (Class 2ED4)
10,010,797	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	1.459	09/25/29	10,025,779
		Series - 2017 C02 (Class 2ED3)
11,560,020	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.309	01/25/30	11,672,209
		Series - 2017 C05 (Class 1M2)
2,212,421	i	Connecticut Avenue Securities	LIBOR 1 M + 2.650%	2.759	02/25/30	2,230,729
		Series - 2017 C06 (Class 1M2)
1,612,453	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.959	10/25/30	1,601,882
		Series - 2018 C03 (Class 1EA2)
327,646	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	0.859	01/25/40	327,541
		Series - 2020 R02 (Class 2M1)
536,495	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.800%	0.909	01/25/40	536,494
		Series - 2020 R01 (Class 1M1)
3,000,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	2.109	01/25/40	2,990,651
		Series - 2020 R02 (Class 2M2)
2,523,039	g	Credit Suisse Commercial Mortgage Trust		3.304	09/15/37	2,578,196
		Series - 2014 USA (Class A1)
112,470		Credit Suisse First Boston Mortgage Securities Corp		5.750	09/25/33	115,017
		Series - 2003 23 (Class 3A4)
4,150,000	g,i	Credit Suisse Mortgage Capital Certificates	LIBOR 1 M + 0.980%	1.086	05/15/36	4,153,860
		Series - 2019 ICE4 (Class A)
1,400,000	g	CSMC		2.816	08/15/37	1,433,497
		Series - 2020 NET (Class B)
3,800,000	g,i	DBUBS Mortgage Trust		5.615	07/10/44	3,801,674
		Series - 2011 LC2A (Class C)
1,600,000	g,i	DBUBS Mortgage Trust		5.615	07/10/44	1,579,817
		Series - 2011 LC2A (Class D)
341

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$104,316		Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond)		5.940%	07/25/34	$104,780
		Series - 2004 5 (Class A5B)
1,050,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	1,073,385
		Series - 2017 SLP (Class A)
3,000,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	3,032,936
		Series - 2012 BWTR (Class A)
2,598,000	g,i	GS Mortgage Securities Corp II		4.403	02/10/46	2,350,539
		Series - 2013 GC10 (Class D)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	1.196	10/15/31	1,998,189
		Series - 2018 HART (Class A)
1,321,000	g,i	GS Mortgage Securities Trust		3.349	07/10/52	1,391,304
		Series - 2019 GC40 (Class DBA)
9,000,000	g,i	GS Mortgage Securities Trust		3.501	07/10/52	9,421,447
		Series - 2019 GC40 (Class DBB)
4,000,000	g,i	GS Mortgage Securities Trust		3.550	07/10/52	4,131,126
		Series - 2019 GC40 (Class DBC)
393,168		IMC Home Equity Loan Trust (Step Bond)		5.432	08/20/29	405,676
		Series - 1998 3 (Class A7)
99,330	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.769	03/25/35	101,472
		Series - 2004 11 (Class 2A1)
68,096	g	JP Morgan Chase Commercial Mortgage Securities Corp		4.717	02/15/46	68,034
		Series - 2011 C3 (Class A4)
6,170,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.360	02/15/46	5,552,374
		Series - 2011 C3 (Class C)
600,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.021	07/05/32	615,580
		Series - 2012 HSBC (Class C)
998,197	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.070	11/15/43	1,000,692
		Series - 2010 C2 (Class A3)
3,843,000	i	JP Morgan Chase Commercial Mortgage Securities Trust		4.078	01/15/46	4,029,865
		Series - 2013 C13 (Class C)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.013	02/15/46	2,029,399
		Series - 2011 C3 (Class B)
2,300,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.870	08/15/49	2,426,925
		Series - 2016 JP3 (Class A5)
1,545,586	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	1,547,782
		Series - 2017 1 (Class A3)
242,040	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.059	10/25/49	243,754
		Series - 2019 INV1 (Class A11)
349,731		JPMBB Commercial Mortgage Securities Trust		3.657	09/15/47	367,545
		Series - 2014 C23 (Class ASB)
5,000,000	g,i	Merit	LIBOR 1 M + 1.150%	1.256	08/15/37	5,015,671
		Series - 2020 HILL (Class A)
2,200,000	g,i	Merit	LIBOR 1 M + 1.700%	1.806	08/15/37	2,208,385
		Series - 2020 HILL (Class C)
342

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,876,185	g	Morgan Stanley Bank of America Merrill Lynch Trust		3.989%	12/15/46	$1,965,399
		Series - 2014 C19 (Class LNC1)
199,756	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	0.934	08/25/34	197,892
		Series - 2004 HE6 (Class M1)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.606	07/15/36	2,507,281
		Series - 2019 MILE (Class A)
7,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.200%	2.306	07/15/36	7,511,979
		Series - 2019 MILE (Class C)
1,000,000	g	Natixis Commercial Mortgage Securities Trust		2.966	12/15/38	1,036,568
		Series - 2020 2PAC (Class A)
757,648	g,i	New Residential Mortgage Loan Trust		3.750	05/28/52	799,987
		Series - 2015 1A (Class A3)
804,779	g,i	New Residential Mortgage Loan Trust		3.750	05/25/54	852,784
		Series - 2014 2A (Class A3)
508,718	g,i	New Residential Mortgage Loan Trust		3.750	11/25/54	541,884
		Series - 2014 3A (Class AFX3)
892,294	g,i	New Residential Mortgage Loan Trust		3.750	03/25/56	942,218
		Series - 2016 1A (Class A1)
1,063,175	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	1,140,109
		Series - 2017 1A (Class A1)
1,471,956	g,i	New Residential Mortgage Loan Trust		4.000	12/25/57	1,571,304
		Series - 2018 1A (Class A1A)
1,057,190	g,i	New Residential Mortgage Loan Trust		4.750	12/25/57	1,116,849
		Series - 2018 5A (Class A1)
1,404,244	g,h,i	OBX Trust	LIBOR 1 M + 0.650%	0.759	06/25/57	1,407,051
		Series - 2018 1 (Class A2)
4,433,506	g,i	OBX Trust	LIBOR 1 M + 0.750%	0.859	07/25/58	4,434,594
		Series - 2018 EXP2 (Class 2A1A)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	2,011,048
		Series - 2013 SMV (Class B)
827,305	g,i	Sequoia Mortgage Trust		4.000	12/25/43	835,113
		Series - 2013 12 (Class A1)
68,559	g,i	Sequoia Mortgage Trust		3.500	02/25/47	68,796
		Series - 2017 1 (Class A4)
156,102	g,i	Sequoia Mortgage Trust		3.500	02/25/47	156,604
		Series - 2017 2 (Class A4)
1,589,056	g,i	Sequoia Mortgage Trust		3.500	02/25/47	1,600,746
		Series - 2017 2 (Class A10)
1,388,141	g,i	Sequoia Mortgage Trust		3.500	04/25/47	1,391,737
		Series - 2017 3 (Class A4)
506,613	g,i	Sequoia Mortgage Trust		3.500	09/25/47	506,663
		Series - 2017 6 (Class A4)
2,740,388	g,i	Sequoia Mortgage Trust		3.500	03/25/48	2,740,550
		Series - 2018 3 (Class A4)
4,586,625	g,i	Sequoia Mortgage Trust		3.500	02/25/50	4,615,278
		Series - 2020 1 (Class A4)
836,585	g,i	Sequoia Mortgage Trust		3.500	03/25/50	847,993
		Series - 2020 2 (Class A4)
947,923	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	949,918
		Series - 2017 1 (Class A4)
977,830	h,i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.370%	0.479	07/25/34	999,738
		Series - 2004 9XS (Class A)
4,759,067	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.250%	3.359	07/25/29	4,890,356
		Series - 2017 DNA1 (Class M2)
343

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,218,887	i	STACR	LIBOR 1 M + 1.200%	1.309%	10/25/29	$3,222,962
		Series - 2017 DNA2 (Class M1)
3,500,000	i	STACR	LIBOR 1 M + 2.500%	2.609	03/25/30	3,566,441
		Series - 2017 DNA3 (Class M2)
8,632,500	i	STACR	LIBOR 1 M + 2.500%	2.609	03/25/30	8,653,003
		Series - 2017 DNA3 (Class M2B)
1,148,495	g,i	STACR	LIBOR 1 M + 1.100%	1.209	07/27/50	1,149,037
		Series - 2020 HQA2 (Class M1)
18,500,000	g,i	STACR	LIBOR 1 M + 1.500%	1.609	08/25/50	18,526,068
		Series - 2020 DNA4 (Class M2AR)
3,723,000	g,i	UBS-Citigroup Commercial Mortgage Trust		6.051	01/10/45	3,796,978
		Series - 2011 C1 (Class B)
5,212,506	g	Verus Securitization Trust		2.724	01/25/60	5,259,155
		Series - 2020 1 (Class A3)
1,274,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	1,319,565
		Series - 2012 LC5 (Class AS)
896,000	g,i	Wells Fargo Commercial Mortgage Trust		4.759	10/15/45	910,973
		Series - 2012 LC5 (Class D)
119,099	g	WFRBS Commercial Mortgage Trust		4.375	03/15/44	118,995
		Series - 2011 C3 (Class A4)
2,500,000	i	WFRBS Commercial Mortgage Trust		4.204	11/15/47	2,517,002
		Series - 2014 C24 (Class B)
		TOTAL OTHER MORTGAGE BACKED				245,455,615

		TOTAL STRUCTURED ASSETS				495,825,232
		(Cost $495,336,995)

		TOTAL BONDS				2,008,394,723
		(Cost $1,991,686,213)

SHORT-TERM INVESTMENTS - 5.0%

GOVERNMENT AGENCY DEBT - 4.9%
8,935,000		Federal Home Loan Bank (FHLB)		0.005	04/07/21	8,935,000
20,533,000		FHLB		0.035	04/09/21	20,533,000
10,000,000		FHLB		0.010	04/14/21	10,000,000
10,000,000		FHLB		0.004	04/21/21	10,000,000
10,000,000		FHLB		0.010	04/23/21	10,000,000
15,000,000		FHLB		0.010	05/03/21	14,999,867
14,148,000		FHLB		0.005	05/05/21	14,147,866
16,748,000		FHLB		0.035	05/28/21	16,747,735
		TOTAL GOVERNMENT AGENCY DEBT				105,363,468

TREASURY DEBT - 0.1%
2,484,000		United States Treasury Bill		0.033	06/01/21	2,483,937
		TOTAL TREASURY DEBT				2,483,937
344

TIAA-CREF FUNDS - Short-Term Bond Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
1,300,874	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030%	$1,300,874
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		1,300,874

		TOTAL SHORT-TERM INVESTMENTS		109,148,279
		(Cost $109,147,356)

		TOTAL INVESTMENTS - 99.7%		2,153,206,566
		(Cost $2,136,663,733)
		OTHER ASSETS & LIABILITIES, NET - 0.3%		6,279,541
		NET ASSETS - 100.0%		$2,159,486,107

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,271,445.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2021, the aggregate value of these securities is $688,453,335 or 31.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of March 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Long Bond (CBT)	(40)	06/21/21	$(6,399,587)	$(6,183,750)	$215,837
US 10 Year Note (CBT)	(476)	06/21/21	(63,916,923)	(62,326,250)	1,590,673
Total	(516)		$(70,316,510)	$(68,510,000)	$1,806,510
345

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS
SHORT-TERM BOND INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2021

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.5%

CORPORATE BONDS - 23.5%

AUTOMOBILES & COMPONENTS - 0.1%
$200,000	General Motors Co	5.400%	10/02/23	$217,164
250,000	Toyota Motor Corp	2.157	07/02/22	255,768
500,000	Toyota Motor Corp	0.681	03/25/24	499,886
	TOTAL AUTOMOBILES & COMPONENTS			972,818

BANKS - 6.7%
300,000	Australia & New Zealand Banking Group Ltd	2.625	05/19/22	307,940
250,000	Australia & New Zealand Banking Group Ltd	2.050	11/21/22	256,952
200,000	Banco Bilbao Vizcaya Argentaria S.A.	0.875	09/18/23	200,533
400,000	Banco Santander S.A.	3.125	02/23/23	418,488
200,000	Banco Santander S.A.	3.848	04/12/23	212,676
300,000	Bank of America Corp	3.499	05/17/22	301,118
200,000	Bank of America Corp	2.503	10/21/22	202,366
500,000	Bank of America Corp	3.300	01/11/23	525,284
1,950,000	Bank of America Corp	2.881	04/24/23	1,996,653
500,000	Bank of America Corp	3.550	03/05/24	527,537
500,000	Bank of America Corp	1.486	05/19/24	508,254
1,200,000	Bank of America Corp	3.864	07/23/24	1,285,287
1,250,000	Bank of America Corp	0.810	10/24/24	1,253,098
250,000	Bank of America NA	3.335	01/25/23	255,982
500,000	Bank of Montreal	2.900	03/26/22	512,894
500,000	Bank of Montreal	2.050	11/01/22	513,519
250,000	Bank of Montreal	0.450	12/08/23	249,179
1,000,000	Bank of Montreal	4.338	10/05/28	1,082,885
150,000	Bank of Nova Scotia	2.375	01/18/23	155,179
500,000	Bank of Nova Scotia	1.950	02/01/23	514,001
250,000	Bank of Nova Scotia	1.625	05/01/23	256,310
500,000	Bank of Nova Scotia	0.550	09/15/23	500,102
200,000	Bank of Nova Scotia	4.650	N/A‡	200,262
500,000	Barclays Bank plc	1.700	05/12/22	506,910
850,000	Barclays plc	4.610	02/15/23	878,208
500,000	Barclays plc	1.007	12/10/24	499,589
250,000	BBVA USA	3.500	06/11/21	250,807
400,000	Canadian Imperial Bank of Commerce	0.950	06/23/23	403,541
200,000	Canadian Imperial Bank of Commerce	2.606	07/22/23	205,347
750,000	Canadian Imperial Bank of Commerce	0.500	12/14/23	747,056
500,000	CitiBank NA	2.844	05/20/22	501,586
500,000	Citigroup, Inc	2.750	04/25/22	511,868
510,000	Citigroup, Inc	2.700	10/27/22	526,419
100,000	Citigroup, Inc	2.312	11/04/22	101,064
346

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	Citigroup, Inc	3.142%	01/24/23	$306,228
750,000	Citigroup, Inc	2.876	07/24/23	772,542
1,250,000	Citigroup, Inc	1.678	05/15/24	1,275,463
750,000	Citigroup, Inc	0.776	10/30/24	749,490
300,000	Comerica, Inc	3.700	07/31/23	320,776
250,000	Cooperatieve Rabobank UA	3.950	11/09/22	263,228
250,000	Cooperatieve Rabobank UA	2.750	01/10/23	260,497
750,000	Cooperatieve Rabobank UA	4.625	12/01/23	821,936
1,000,000	Cooperatieve Rabobank UA	0.375	01/12/24	994,789
500,000	Discover Bank	3.350	02/06/23	523,107
250,000	Discover Bank	4.682	08/09/28	266,650
300,000	Fifth Third Bancorp	1.625	05/05/23	306,596
1,000,000	Fifth Third Bancorp	3.650	01/25/24	1,077,412
250,000	First Horizon National Corp	3.550	05/26/23	264,271
250,000	First Republic Bank	1.912	02/12/24	255,860
175,000	FNB Corp	2.200	02/24/23	178,415
500,000	HSBC Holdings plc	3.262	03/13/23	512,559
380,000	HSBC Holdings plc	3.033	11/22/23	395,225
1,300,000	HSBC Holdings plc	3.950	05/18/24	1,387,436
250,000	Huntington National Bank	3.125	04/01/22	256,314
250,000	Huntington National Bank	1.800	02/03/23	255,679
300,000	Industrial & Commercial Bank of China Ltd	2.957	11/08/22	309,816
200,000	ING Groep NV	3.150	03/29/22	205,511
400,000	ING Groep NV	4.100	10/02/23	433,046
140,000	JPMorgan Chase & Co	3.250	09/23/22	146,062
500,000	JPMorgan Chase & Co	3.200	01/25/23	525,205
1,450,000	JPMorgan Chase & Co	3.207	04/01/23	1,489,351
250,000	JPMorgan Chase & Co	2.776	04/25/23	256,014
1,000,000	JPMorgan Chase & Co	0.697	03/16/24	1,003,652
1,000,000	JPMorgan Chase & Co	3.559	04/23/24	1,059,803
500,000	JPMorgan Chase & Co	1.514	06/01/24	510,376
700,000	JPMorgan Chase & Co	3.797	07/23/24	749,222
500,000	JPMorgan Chase & Co	0.653	09/16/24	500,972
750,000	JPMorgan Chase & Co	4.023	12/05/24	813,691
300,000	JPMorgan Chase & Co	0.563	02/16/25	297,770
250,000	KeyBank NA	3.375	03/07/23	264,046
250,000	KeyBank NA	1.250	03/10/23	253,874
750,000	KeyBank NA	0.423	01/03/24	749,350
700,000	Lloyds Bank plc	2.250	08/14/22	717,523
200,000	Lloyds Banking Group plc	2.858	03/17/23	204,206
150,000	Lloyds Banking Group plc	1.326	06/15/23	151,447
300,000	Lloyds Banking Group plc	4.050	08/16/23	323,608
300,000	Lloyds Banking Group plc	2.907	11/07/23	310,830
1,000,000	Lloyds Banking Group plc	0.695	05/11/24	999,567
700,000	Mitsubishi UFJ Financial Group, Inc	2.623	07/18/22	719,324
350,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	369,048
500,000	Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	535,672
600,000	Mitsubishi UFJ Financial Group, Inc	0.848	09/15/24	600,609
250,000	Mizuho Financial Group, Inc	2.601	09/11/22	257,283
200,000	Mizuho Financial Group, Inc	2.721	07/16/23	205,447
750,000	Mizuho Financial Group, Inc	0.849	09/08/24	751,570
250,000	MUFG Union Bank NA	3.150	04/01/22	256,544
250,000	MUFG Union Bank NA	2.100	12/09/22	256,702
500,000	National Australia Bank Ltd	1.875	12/13/22	513,086
347

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		National Australia Bank Ltd	3.625%	06/20/23	$534,362
250,000		National Bank of Canada	2.100	02/01/23	256,999
250,000		National Bank of Canada	0.900	08/15/23	251,142
250,000		National Bank of Canada	0.550	11/15/24	249,365
250,000		PNC Bank NA	2.232	07/22/22	251,444
250,000		PNC Bank NA	2.028	12/09/22	252,760
250,000		PNC Bank NA	1.743	02/24/23	253,094
500,000		PNC Bank NA	3.500	06/08/23	531,291
500,000		PNC Financial Services Group, Inc	3.500	01/23/24	539,185
400,000		Regions Financial Corp	3.800	08/14/23	429,041
100,000		Royal Bank of Canada	2.800	04/29/22	102,702
250,000		Royal Bank of Canada	1.950	01/17/23	256,808
200,000		Royal Bank of Canada	1.600	04/17/23	204,822
500,000		Royal Bank of Canada	0.500	10/26/23	500,400
750,000		Royal Bank of Canada	0.425	01/19/24	745,516
300,000		Royal Bank of Scotland Group plc	3.498	05/15/23	309,237
1,250,000		Royal Bank of Scotland Group plc	2.359	05/22/24	1,289,660
1,000,000		Royal Bank of Scotland Group plc	4.519	06/25/24	1,079,461
200,000		Santander Holdings USA, Inc	3.400	01/18/23	208,811
150,000		Santander Holdings USA, Inc	3.244	10/05/26	158,593
450,000		Santander UK Group Holdings plc	4.796	11/15/24	495,240
1,000,000		Santander UK Group Holdings plc	1.089	03/15/25	1,000,810
800,000		Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	823,654
200,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	206,856
502,000		Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	525,332
500,000		Sumitomo Mitsui Financial Group, Inc	3.748	07/19/23	535,113
1,000,000		Sumitomo Mitsui Financial Group, Inc	0.508	01/12/24	995,434
250,000		Synchrony Bank	3.650	05/24/21	250,546
250,000		Synovus Bank	2.289	02/10/23	252,121
400,000		Toronto-Dominion Bank	1.900	12/01/22	410,474
1,000,000		Toronto-Dominion Bank	0.250	01/06/23	998,356
500,000		Toronto-Dominion Bank	0.750	06/12/23	503,631
300,000		Toronto-Dominion Bank	0.450	09/11/23	299,696
1,000,000		Toronto-Dominion Bank	0.550	03/04/24	998,667
250,000		Truist Bank	2.800	05/17/22	256,486
200,000	e	Truist Bank	3.502	08/02/22	202,020
550,000		Truist Bank	1.250	03/09/23	559,755
300,000		Truist Financial Corp	2.750	04/01/22	306,789
200,000		Truist Financial Corp	3.050	06/20/22	206,220
250,000		Truist Financial Corp	2.200	03/16/23	258,332
750,000		Truist Financial Corp	3.750	12/06/23	812,190
800,000		US Bancorp	2.950	07/15/22	826,055
500,000		US Bank NA	3.400	07/24/23	533,902
500,000		Wells Fargo & Co	3.450	02/13/23	526,699
900,000		Wells Fargo & Co	4.125	08/15/23	973,643
1,250,000		Wells Fargo & Co	4.480	01/16/24	1,375,410
400,000		Wells Fargo & Co	1.654	06/02/24	408,618
350,000		Wells Fargo Bank NA	2.897	05/27/22	351,323
500,000		Wells Fargo Bank NA	2.082	09/09/22	503,812
550,000		Westpac Banking Corp	2.500	06/28/22	564,815
400,000		Westpac Banking Corp	2.000	01/13/23	411,740
		TOTAL BANKS			71,332,026
348

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CAPITAL GOODS - 1.5%
$500,000		3M Co	1.750%	02/14/23	$512,653
350,000		Air Lease Corp	2.250	01/15/23	359,191
300,000		Air Lease Corp	3.875	07/03/23	318,969
750,000		Air Lease Corp	0.700	02/15/24	740,824
200,000		Boeing Co	2.700	05/01/22	204,247
800,000		Boeing Co	4.508	05/01/23	856,307
500,000		Boeing Co	1.950	02/01/24	512,290
1,250,000		Boeing Co	1.433	02/04/24	1,265,871
750,000		Caterpillar Financial Services Corp	1.900	09/06/22	767,776
1,000,000		Caterpillar Financial Services Corp	0.250	03/01/23	999,326
750,000		Caterpillar Financial Services Corp	0.650	07/07/23	753,712
300,000		Caterpillar Financial Services Corp	0.450	09/14/23	300,104
200,000		CNH Industrial Capital LLC	3.875	10/15/21	203,387
100,000		CNH Industrial Capital LLC	1.950	07/02/23	102,687
200,000		CNH Industrial NV	4.500	08/15/23	216,733
250,000		Eaton Corp	2.750	11/02/22	259,379
460,000		General Dynamics Corp	3.375	05/15/23	487,761
550,000		General Electric Co	2.700	10/09/22	568,729
750,000		Honeywell International, Inc	0.483	08/19/22	750,568
250,000		John Deere Capital Corp	2.950	04/01/22	256,828
100,000		John Deere Capital Corp	1.950	06/13/22	101,983
250,000		John Deere Capital Corp	0.550	07/05/22	250,899
250,000		John Deere Capital Corp	2.700	01/06/23	260,373
525,000		John Deere Capital Corp	1.200	04/06/23	533,322
250,000		John Deere Capital Corp	0.700	07/05/23	251,935
500,000		John Deere Capital Corp	0.400	10/10/23	500,712
1,000,000		John Deere Capital Corp	0.450	01/17/24	999,567
500,000		L3Harris Technologies, Inc	3.850	06/15/23	533,435
250,000		Lockheed Martin Corp	3.100	01/15/23	261,258
200,000		Raytheon Technologies Corp	2.800	03/15/22	204,238
160,000		Raytheon Technologies Corp	2.500	12/15/22	164,567
500,000		Roper Technologies, Inc	0.450	08/15/22	499,790
500,000		Teledyne Technologies, Inc	0.650	04/01/23	499,765
500,000		Teledyne Technologies, Inc	0.950	04/01/24	497,960
		TOTAL CAPITAL GOODS			15,997,146

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
100,000		Equifax, Inc	3.600	08/15/21	101,154
100,000	g	Leidos, Inc	2.950	05/15/23	104,543
200,000		RELX Capital, Inc	3.500	03/16/23	210,658
164,000		Republic Services, Inc	4.750	05/15/23	177,085
500,000		Svensk Exportkredit AB	0.375	03/11/24	498,340
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,091,780

CONSUMER DURABLES & APPAREL - 0.1%
300,000		DR Horton, Inc	4.375	09/15/22	313,281
500,000		Lennar Corp	4.875	12/15/23	546,165
200,000		Ralph Lauren Corp	1.700	06/15/22	203,172
125,000		VF Corp	2.050	04/23/22	127,048
		TOTAL CONSUMER DURABLES & APPAREL			1,189,666
349

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

CONSUMER SERVICES - 0.2%
$250,000	Marriott International, Inc	3.125%	10/15/21	$251,471
300,000	McDonald’s Corp	3.350	04/01/23	316,045
500,000	Sands China Ltd	4.600	08/08/23	534,695
600,000	Starbucks Corp	1.300	05/07/22	606,150
200,000	Starbucks Corp	3.100	03/01/23	209,754
	TOTAL CONSUMER SERVICES			1,918,115

DIVERSIFIED FINANCIALS - 4.0%
300,000	AerCap Ireland Capital DAC	3.950	02/01/22	306,945
250,000	AerCap Ireland Capital DAC	4.500	09/15/23	268,902
500,000	AerCap Ireland Capital DAC	3.150	02/15/24	520,972
300,000	Ally Financial, Inc	4.125	02/13/22	309,137
200,000	Ally Financial, Inc	3.050	06/05/23	209,125
800,000	Ally Financial, Inc	1.450	10/02/23	812,111
300,000	American Express Co	3.375	05/17/21	300,276
200,000	American Express Co	3.700	11/05/21	203,445
190,000	American Express Co	2.650	12/02/22	197,082
800,000	American Express Co	3.400	02/27/23	842,012
500,000	American Express Co	3.700	08/03/23	535,167
250,000	American Honda Finance Corp	1.950	05/20/22	254,621
500,000	American Honda Finance Corp	0.400	10/21/22	500,158
250,000	American Honda Finance Corp	2.005	01/10/23	257,006
200,000	American Honda Finance Corp	1.950	05/10/23	205,842
750,000	American Honda Finance Corp	0.875	07/07/23	755,235
300,000	American Honda Finance Corp	0.650	09/08/23	300,592
750,000	American Honda Finance Corp	0.550	07/12/24	744,579
100,000	Ameriprise Financial, Inc	3.000	03/22/22	102,606
300,000	Ares Capital Corp	3.500	02/10/23	312,810
100,000	Bank of New York Mellon Corp	1.950	08/23/22	102,272
250,000	Bank of New York Mellon Corp	1.850	01/27/23	257,210
500,000	Bank of New York Mellon Corp	2.661	05/16/23	512,998
750,000	Bank of New York Mellon Corp	0.350	12/07/23	749,304
800,000	Berkshire Hathaway, Inc	2.750	03/15/23	835,875
200,000	BlackRock, Inc	3.375	06/01/22	207,187
330,000	Capital One Bank USA NA	3.375	02/15/23	346,629
1,000,000	Capital One Financial Corp	2.600	05/11/23	1,039,993
100,000	Celanese US Holdings LLC	4.625	11/15/22	105,968
350,000	Charles Schwab Corp	2.650	01/25/23	363,848
1,000,000	Charles Schwab Corp	0.750	03/18/24	1,005,384
250,000	Credit Suisse AG.	2.800	04/08/22	255,253
1,000,000	Credit Suisse AG.	1.000	05/05/23	1,005,449
750,000	Credit Suisse AG.	0.495	02/02/24	741,538
250,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	250,232
150,000	Deutsche Bank AG.	5.000	02/14/22	155,281
350,000	Deutsche Bank AG.	3.300	11/16/22	363,477
250,000	Deutsche Bank AG.	3.950	02/27/23	264,039
300,000	Deutsche Bank AG.	2.222	09/18/24	307,940
1,000,000	Deutsche Bank AG.	1.447	04/01/25	999,652
200,000	Diageo Investment Corp	2.875	05/11/22	205,847
140,000	Discover Financial Services	3.850	11/21/22	147,104
400,000	General Motors Financial Co, Inc	3.550	04/09/21	400,141
350

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$250,000	General Motors Financial Co, Inc	4.200%	11/06/21	$255,397
650,000	General Motors Financial Co, Inc	3.550	07/08/22	673,325
300,000	General Motors Financial Co, Inc	3.250	01/05/23	312,507
900,000	General Motors Financial Co, Inc	5.200	03/20/23	976,041
1,000,000	General Motors Financial Co, Inc	1.700	08/18/23	1,018,431
250,000	Goldman Sachs Group, Inc	3.000	04/26/22	250,391
1,000,000	Goldman Sachs Group, Inc	0.481	01/27/23	998,629
1,709,000	Goldman Sachs Group, Inc	3.200	02/23/23	1,788,364
750,000	Goldman Sachs Group, Inc	0.523	03/08/23	750,050
500,000	Goldman Sachs Group, Inc	0.627	11/17/23	500,090
750,000	Goldman Sachs Group, Inc	0.673	03/08/24	749,411
500,000	Intercontinental Exchange, Inc	0.700	06/15/23	500,496
300,000	International Lease Finance Corp	5.875	08/15/22	320,803
750,000	J Paul Getty Trust	0.391	01/01/24	745,131
250,000	Jefferies Group LLC	5.125	01/20/23	269,605
250,000	Moody’s Corp	2.625	01/15/23	259,146
500,000	Morgan Stanley	2.750	05/19/22	513,527
1,480,000	Morgan Stanley	3.125	01/23/23	1,549,633
1,000,000	Morgan Stanley	0.560	11/10/23	1,000,322
1,000,000	Morgan Stanley	0.529	01/25/24	998,177
1,000,000	Morgan Stanley	3.737	04/24/24	1,063,115
200,000	National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	203,861
1,000,000	National Rural Utilities Cooperative Finance Corp	0.350	02/08/24	993,737
200,000	Northern Trust Corp	2.375	08/02/22	205,487
300,000	Oesterreichische Kontrollbank AG.	1.625	09/17/22	306,106
1,300,000	Oesterreichische Kontrollbank AG.	2.875	03/13/23	1,366,001
100,000	PACCAR Financial Corp	2.650	05/10/22	102,601
200,000	PACCAR Financial Corp	2.000	09/26/22	204,810
300,000	PACCAR Financial Corp	0.800	06/08/23	302,832
1,000,000	PACCAR Financial Corp	0.350	02/02/24	995,515
400,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	420,304
300,000	State Street Corp	2.653	05/15/23	307,696
100,000	Synchrony Financial	2.850	07/25/22	102,690
750,000	Toyota Motor Credit Corp	0.450	07/22/22	751,460
500,000	Toyota Motor Credit Corp	0.350	10/14/22	500,168
500,000	Toyota Motor Credit Corp	2.900	03/30/23	524,562
500,000	Toyota Motor Credit Corp	0.500	08/14/23	500,224
500,000	Toyota Motor Credit Corp	1.350	08/25/23	510,365
1,000,000	Toyota Motor Credit Corp	0.450	01/11/24	997,260
200,000	Unilever Capital Corp	3.125	03/22/23	210,899
300,000	Unilever Capital Corp	0.375	09/14/23	300,913
	TOTAL DIVERSIFIED FINANCIALS			43,861,326

ENERGY - 1.8%
180,000	Baker Hughes a GE Co LLC	2.773	12/15/22	186,678
610,000	BP Capital Markets America, Inc	3.245	05/06/22	629,406
700,000	BP Capital Markets America, Inc	2.937	04/06/23	735,245
500,000	BP Capital Markets America, Inc	2.750	05/10/23	523,934
250,000	Canadian Natural Resources Ltd	2.950	01/15/23	259,456
160,000	Chevron Corp	2.355	12/05/22	164,667
800,000	Chevron Corp	1.141	05/11/23	813,887
500,000	Diamondback Energy, Inc	0.900	03/24/23	500,320
750,000	Ecopetrol S.A.	5.875	09/18/23	828,375
351

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Enbridge, Inc	2.900%	07/15/22	$205,668
600,000	Energy Transfer Operating LP	5.200	02/01/22	615,567
800,000	Energy Transfer Operating LP	4.250	03/15/23	844,283
200,000	Energy Transfer Operating LP	4.200	09/15/23	214,175
500,000	Energy Transfer Operating LP	5.875	01/15/24	556,587
300,000	Enterprise Products Operating LLC	3.350	03/15/23	314,487
300,000	EOG Resources, Inc	2.625	03/15/23	311,425
400,000	Equinor ASA	2.450	01/17/23	414,927
375,000	Exxon Mobil Corp	1.902	08/16/22	383,361
600,000	Exxon Mobil Corp	1.571	04/15/23	614,706
200,000	Halliburton Co	3.500	08/01/23	211,881
200,000	HollyFrontier Corp	2.625	10/01/23	206,079
450,000	Kinder Morgan Energy Partners LP	3.950	09/01/22	468,059
400,000	Kinder Morgan, Inc	3.150	01/15/23	417,656
51,000	Marathon Oil Corp	2.800	11/01/22	52,311
700,000	Marathon Petroleum Corp	4.500	05/01/23	750,775
300,000	MPLX LP	3.375	03/15/23	314,281
250,000	Phillips 66	4.300	04/01/22	259,439
200,000	Phillips 66	3.700	04/06/23	211,912
325,000	Phillips 66	0.900	02/15/24	325,084
1,000,000	Pioneer Natural Resources Co	0.750	01/15/24	996,472
200,000	Plains All American Pipeline LP	3.650	06/01/22	204,768
300,000	Plains All American Pipeline LP	3.850	10/15/23	317,367
500,000	Sabine Pass Liquefaction LLC	5.625	04/15/23	542,216
400,000	Schlumberger Investment S.A.	3.650	12/01/23	429,385
300,000	Shell International Finance BV	2.250	01/06/23	310,133
500,000	Shell International Finance BV	0.375	09/15/23	500,585
300,000	Suncor Energy, Inc	2.800	05/15/23	313,375
300,000	Total Capital Canada Ltd	2.750	07/15/23	315,963
500,000	Total Capital International S.A.	3.700	01/15/24	543,700
200,000	TransCanada PipeLines Ltd	2.500	08/01/22	205,637
250,000	TransCanada PipeLines Ltd	3.750	10/16/23	266,618
200,000	Valero Energy Corp	2.700	04/15/23	207,620
300,000	Valero Energy Corp	1.200	03/15/24	300,904
200,000	Williams Cos, Inc	3.700	01/15/23	209,137
500,000	Williams Partners LP	3.600	03/15/22	512,062
300,000	Williams Partners LP	4.500	11/15/23	326,696
	TOTAL ENERGY			18,837,269

FOOD & STAPLES RETAILING - 0.1%
300,000	Kroger Co	2.800	08/01/22	308,550
200,000	SYSCO Corp	2.600	06/12/22	204,997
200,000	Walgreen Co	3.100	09/15/22	207,303
200,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	202,270
260,000	Walmart, Inc	2.350	12/15/22	269,059
300,000	Walmart, Inc	3.400	06/26/23	319,985
	TOTAL FOOD & STAPLES RETAILING			1,512,164

FOOD, BEVERAGE & TOBACCO - 0.9%
200,000	Altria Group, Inc	4.750	05/05/21	200,729
500,000	Campbell Soup Co	3.650	03/15/23	529,455
131,000	ConAgra Brands, Inc	3.200	01/25/23	136,010
500,000	Constellation Brands, Inc	2.700	05/09/22	510,865
200,000	Constellation Brands, Inc	2.650	11/07/22	206,263
100,000	Constellation Brands, Inc	3.200	02/15/23	104,638
352

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	Diageo Capital plc	2.625%	04/29/23	$312,538
100,000	General Mills, Inc	3.200	04/16/21	100,087
200,000	General Mills, Inc	2.600	10/12/22	206,408
250,000	General Mills, Inc	3.700	10/17/23	268,068
200,000	JM Smucker Co	3.000	03/15/22	205,023
400,000	Kellogg Co	2.650	12/01/23	420,203
151,000	Keurig Dr Pepper, Inc	4.057	05/25/23	162,007
400,000	Keurig Dr Pepper, Inc	3.130	12/15/23	424,457
1,000,000	Keurig Dr Pepper, Inc	0.750	03/15/24	1,000,320
110,000	McCormick & Co, Inc	2.700	08/15/22	113,189
250,000	Molson Coors Brewing Co	3.500	05/01/22	257,954
750,000	Mondelez International, Inc	0.625	07/01/22	752,171
300,000	PepsiCo, Inc	3.100	07/17/22	309,607
400,000	PepsiCo, Inc	2.750	03/01/23	417,842
750,000	PepsiCo, Inc	0.750	05/01/23	757,217
500,000	PepsiCo, Inc	0.400	10/07/23	501,689
250,000	Philip Morris International, Inc	2.375	08/17/22	256,730
750,000	Philip Morris International, Inc	1.125	05/01/23	760,955
200,000	Philip Morris International, Inc	2.125	05/10/23	206,244
200,000	Reynolds American, Inc	4.850	09/15/23	219,617
300,000	Tyson Foods, Inc	4.500	06/15/22	311,515
	TOTAL FOOD, BEVERAGE & TOBACCO			9,651,801

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
500,000	Abbott Laboratories	3.400	11/30/23	535,778
1,000,000	AmerisourceBergen Corp	0.737	03/15/23	1,000,857
800,000	Anthem, Inc	2.950	12/01/22	831,058
500,000	Anthem, Inc	0.450	03/15/23	500,534
256,000	Becton Dickinson & Co	2.894	06/06/22	262,634
250,000	Cardinal Health, Inc	2.616	06/15/22	255,867
516,000	Cigna Corp	3.750	07/15/23	551,835
200,000	Cigna Corp	0.613	03/15/24	199,153
670,000	CVS Health Corp	3.500	07/20/22	693,661
731,000	CVS Health Corp	3.700	03/09/23	775,786
300,000	HCA, Inc	4.750	05/01/23	323,353
300,000	Humana, Inc	2.900	12/15/22	310,890
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	207,204
750,000	Stryker Corp	0.600	12/01/23	750,462
100,000	UnitedHealth Group, Inc	2.375	10/15/22	103,149
300,000	UnitedHealth Group, Inc	2.875	03/15/23	314,102
300,000	UnitedHealth Group, Inc	3.500	06/15/23	320,083
150,000	Zimmer Biomet Holdings, Inc	3.150	04/01/22	153,212
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,089,618

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
750,000	Colgate-Palmolive Co	1.950	02/01/23	772,466
200,000	Procter & Gamble Co	2.150	08/11/22	204,862
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			977,328

INSURANCE - 0.3%
150,000	Aetna, Inc	2.750	11/15/22	154,517
500,000	Aetna, Inc	2.800	06/15/23	521,554
200,000	Allstate Corp	5.750	08/15/53	211,500
300,000	American International Group, Inc	4.875	06/01/22	315,041
353

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Aon Corp	2.200%	11/15/22	$205,343
250,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	257,854
500,000		Chubb INA Holdings, Inc	2.875	11/03/22	517,154
300,000		Prudential Financial, Inc	5.875	09/15/42	316,794
500,000		Prudential Financial, Inc	5.625	06/15/43	535,821
		TOTAL INSURANCE			3,035,578

MATERIALS - 0.2%
325,000	g	Berry Global, Inc	0.950	02/15/24	323,469
200,000		Domtar Corp	4.400	04/01/22	205,444
900,000		DowDuPont, Inc	4.205	11/15/23	977,666
100,000		Eastman Chemical Co	3.500	12/01/21	102,035
200,000		Ecolab, Inc	2.375	08/10/22	205,115
120,000		Mosaic Co	3.250	11/15/22	124,657
300,000		Mosaic Co	4.250	11/15/23	324,009
300,000		Nucor Corp	4.125	09/15/22	312,679
300,000		Nutrien Ltd	1.900	05/13/23	307,676
200,000		Praxair, Inc	2.200	08/15/22	204,049
15,000		Sherwin-Williams Co	2.750	06/01/22	15,336
		TOTAL MATERIALS			3,102,135

MEDIA & ENTERTAINMENT - 0.5%
250,000	g	Blackstone	3.650	07/14/23	260,667
690,000		Charter Communications Operating LLC	4.464	07/23/22	719,638
750,000		Charter Communications Operating LLC	4.500	02/01/24	820,305
200,000		DH Europe Finance II Sarl	2.050	11/15/22	205,070
158,000		Discovery Communications LLC	2.950	03/20/23	165,074
750,000		Fox Corp	4.030	01/25/24	814,668
100,000		Interpublic Group of Cos, Inc	3.750	10/01/21	101,671
300,000		Omnicom Group, Inc	3.625	05/01/22	310,331
200,000		Time Warner Entertainment Co LP	8.375	03/15/23	229,275
500,000		Walt Disney Co	3.000	09/15/22	519,130
200,000		WPP Finance 2010	3.625	09/07/22	208,530
		TOTAL MEDIA & ENTERTAINMENT			4,354,359

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
750,000		AbbVie, Inc	2.150	11/19/21	758,444
300,000		AbbVie, Inc	3.450	03/15/22	306,913
300,000		AbbVie, Inc	3.250	10/01/22	310,298
750,000		AbbVie, Inc	2.300	11/21/22	771,747
500,000		AbbVie, Inc	2.850	05/14/23	521,540
300,000		AbbVie, Inc	3.750	11/14/23	323,121
300,000		Agilent Technologies, Inc	3.875	07/15/23	319,726
300,000		Amgen, Inc	2.650	05/11/22	306,989
300,000		Amgen, Inc	2.250	08/19/23	311,059
600,000		AstraZeneca plc	2.375	06/12/22	613,195
200,000		AstraZeneca plc	3.500	08/17/23	213,114
150,000		Biogen, Inc	3.625	09/15/22	156,776
500,000		Bristol-Myers Squibb Co	2.600	05/16/22	512,840
818,000		Bristol-Myers Squibb Co	3.250	02/20/23	858,348
1,000,000		Bristol-Myers Squibb Co	0.537	11/13/23	999,890
300,000		Gilead Sciences, Inc	2.500	09/01/23	312,589
275,000		Gilead Sciences, Inc	0.750	09/29/23	275,319
500,000		GlaxoSmithKline Capital plc	2.875	06/01/22	512,985
354

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$375,000		GlaxoSmithKline Capital plc	0.534%	10/01/23	$375,506
500,000		GlaxoSmithKline Capital, Inc	3.375	05/15/23	531,249
500,000		Illumina, Inc	0.550	03/23/23	499,579
28,000		Johnson & Johnson	2.050	03/01/23	28,798
250,000		Merck & Co, Inc	2.400	09/15/22	256,146
500,000		Merck & Co, Inc	2.800	05/18/23	526,330
300,000		Mylan NV	3.150	06/15/21	300,947
300,000		Novartis Capital Corp	2.400	09/21/22	309,620
100,000		Pfizer, Inc	3.000	09/15/21	101,241
500,000		Pfizer, Inc	2.800	03/11/22	512,021
500,000	g	Royalty Pharma plc	0.750	09/02/23	499,503
300,000		Takeda Pharmaceutical Co Ltd	4.400	11/26/23	327,893
175,000	g	Viatris, Inc	1.125	06/22/22	175,950
200,000		Zoetis, Inc	3.250	02/01/23	208,427
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			13,038,103

REAL ESTATE - 0.4%
500,000		American Tower Corp	4.700	03/15/22	520,297
300,000		American Tower Corp	3.500	01/31/23	315,668
750,000		American Tower Corp	0.600	01/15/24	748,763
100,000		AvalonBay Communities, Inc	2.950	09/15/22	102,934
300,000		Boston Properties LP	3.850	02/01/23	315,220
300,000		Crown Castle International Corp	3.150	07/15/23	317,739
100,000		Kimco Realty Corp	3.400	11/01/22	104,152
42,000		Omega Healthcare Investors, Inc	4.375	08/01/23	45,111
200,000		Simon Property Group LP	2.625	06/15/22	204,110
500,000		Simon Property Group LP	2.750	06/01/23	521,106
200,000		SL Green Operating Partnership LP	3.250	10/15/22	206,301
300,000		Ventas Realty LP	3.125	06/15/23	313,691
		TOTAL REAL ESTATE			3,715,092

RETAILING - 0.3%
150,000		Amazon.com, Inc	2.500	11/29/22	154,701
200,000		Amazon.com, Inc	2.400	02/22/23	207,381
500,000		Amazon.com, Inc	0.400	06/03/23	501,391
300,000		AutoZone, Inc	3.125	07/15/23	315,860
300,000		Chevron USA, Inc	0.333	08/12/22	300,226
400,000		Chevron USA, Inc	0.426	08/11/23	400,858
200,000		Dollar General Corp	3.250	04/15/23	210,447
200,000		Dollar Tree, Inc	3.700	05/15/23	212,320
306,000		eBay, Inc	2.750	01/30/23	318,643
200,000	g	Expedia Group, Inc	3.600	12/15/23	212,870
500,000		Home Depot, Inc	3.250	03/01/22	514,086
400,000		Lowe’s Cos, Inc	3.750	04/15/21	400,388
200,000		O’Reilly Automotive, Inc	3.800	09/01/22	207,385
		TOTAL RETAILING			3,956,556

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
400,000		Analog Devices, Inc	3.125	12/05/23	425,787
200,000		Intel Corp	3.100	07/29/22	207,168
300,000		Intel Corp	2.700	12/15/22	312,078
200,000		Microchip Technology, Inc	4.333	06/01/23	214,508
200,000		Micron Technology, Inc	2.497	04/24/23	207,578
200,000		Texas Instruments, Inc	1.850	05/15/22	203,466
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,570,585
355

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 1.0%
$100,000		Adobe, Inc	1.700%	02/01/23	$102,528
200,000		Baidu, Inc	3.500	11/28/22	208,598
300,000		Baidu, Inc	3.875	09/29/23	320,617
750,000		Fidelity National Information Services, Inc	0.375	03/01/23	747,604
500,000		Fidelity National Information Services, Inc	3.500	04/15/23	526,557
750,000		Fidelity National Information Services, Inc	0.600	03/01/24	745,657
200,000		Fiserv, Inc	3.500	10/01/22	207,521
250,000		Fiserv, Inc	3.800	10/01/23	268,768
300,000		Global Payments, Inc	4.000	06/01/23	321,190
840,000		International Business Machines Corp	2.850	05/13/22	863,943
500,000		Intuit, Inc	0.650	07/15/23	502,323
360,000		Microsoft Corp	2.650	11/03/22	372,726
1,000,000		Microsoft Corp	2.375	05/01/23	1,038,004
1,130,000		Oracle Corp	2.500	05/15/22	1,152,059
120,000		Oracle Corp	2.500	10/15/22	123,836
475,000		Oracle Corp	2.625	02/15/23	491,882
500,000		Oracle Corp	3.625	07/15/23	533,320
175,000		PayPal Holdings, Inc	2.200	09/26/22	179,586
500,000		PayPal Holdings, Inc	1.350	06/01/23	508,841
300,000		salesforce.com, Inc	3.250	04/11/23	316,910
180,000		Visa, Inc	2.150	09/15/22	184,627
300,000		Visa, Inc	2.800	12/14/22	311,617
190,000		VMware, Inc	2.950	08/21/22	195,937
		TOTAL SOFTWARE & SERVICES			10,224,651

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
700,000		Apple, Inc	2.150	02/09/22	711,529
375,000		Apple, Inc	1.700	09/11/22	383,071
500,000		Apple, Inc	2.100	09/12/22	513,329
500,000		Apple, Inc	2.400	05/03/23	522,349
1,000,000		Apple, Inc	0.750	05/11/23	1,010,590
600,000		Cisco Systems, Inc	3.000	06/15/22	619,729
800,000	g	Dell International LLC	5.450	06/15/23	874,285
300,000		Hewlett Packard Enterprise Co	2.250	04/01/23	309,009
400,000		Hewlett Packard Enterprise Co	4.450	10/02/23	434,629
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,378,520

TELECOMMUNICATION SERVICES - 0.5%
200,000		America Movil SAB de C.V.	3.125	07/16/22	206,626
100,000		AT&T, Inc	2.625	12/01/22	103,098
750,000		AT&T, Inc	4.050	12/15/23	819,384
1,000,000		AT&T, Inc	0.900	03/25/24	1,002,134
500,000		Bell Canada	0.750	03/17/24	499,339
500,000		British Telecommunications plc	4.500	12/04/23	547,046
1,000,000		Verizon Communications, Inc	5.150	09/15/23	1,109,107
1,500,000		Verizon Communications, Inc	0.750	03/22/24	1,501,646
		TOTAL TELECOMMUNICATION SERVICES			5,788,380

TRANSPORTATION - 0.4%
400,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	412,530
300,000		Burlington Northern Santa Fe LLC	3.850	09/01/23	322,028
750,000		FedEx Corp	4.000	01/15/24	815,236
356

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Norfolk Southern Corp	3.000%	04/01/22	$152,953
200,000		Ryder System, Inc	2.875	06/01/22	204,977
300,000		Ryder System, Inc	3.750	06/09/23	319,732
450,000		Southwest Airlines Co	4.750	05/04/23	485,863
200,000		Union Pacific Corp	2.950	03/01/22	204,825
200,000		Union Pacific Corp	3.500	06/08/23	212,330
250,000		United Parcel Service, Inc	2.450	10/01/22	257,762
300,000		United Parcel Service, Inc	2.500	04/01/23	312,625
		TOTAL TRANSPORTATION			3,700,861

UTILITIES - 1.6%
750,000		American Electric Power Co, Inc	0.750	11/01/23	749,837
1,000,000		Atmos Energy Corp	0.625	03/09/23	1,000,378
200,000		Baltimore Gas & Electric Co	3.350	07/01/23	211,366
350,000		Berkshire Hathaway Energy Co	2.800	01/15/23	363,911
500,000		CenterPoint Energy Resources Corp	0.700	03/02/23	499,843
250,000		CenterPoint Energy, Inc	2.500	09/01/22	256,734
500,000		Consolidated Edison, Inc	0.650	12/01/23	499,129
475,000		Consumers Energy Co	0.350	06/01/23	474,215
200,000		DTE Energy Co	2.600	06/15/22	204,725
750,000		DTE Energy Co	0.550	11/01/22	750,120
125,000		DTE Energy Co	2.250	11/01/22	128,201
100,000		Duke Energy Carolinas LLC	3.350	05/15/22	103,369
350,000		Duke Energy Carolinas LLC	3.050	03/15/23	368,047
300,000		Duke Energy Corp	2.400	08/15/22	306,976
200,000		Edison International	2.400	09/15/22	203,953
100,000		Edison International	3.125	11/15/22	103,347
200,000		Emera US Finance LP	2.700	06/15/21	200,524
120,000		Entergy Corp	4.000	07/15/22	124,630
750,000		Entergy Louisiana LLC	0.620	11/17/23	750,993
160,000		Eversource Energy	2.750	03/15/22	163,226
500,000		Exelon Corp	3.497	06/01/22	515,714
100,000		Georgia Power Co	2.100	07/30/23	103,219
500,000		NextEra Energy Capital Holdings, Inc	2.900	04/01/22	512,593
1,000,000		NextEra Energy Capital Holdings, Inc	0.650	03/01/23	1,003,197
200,000		Ohio Power Co	5.375	10/01/21	204,716
120,000		Oncor Electric Delivery Co LLC	7.000	09/01/22	130,873
500,000		ONE Gas, Inc	0.850	03/11/23	500,361
500,000		ONE Gas, Inc	1.100	03/11/24	499,858
250,000		ONEOK Partners LP	3.375	10/01/22	258,280
750,000		Pacific Gas and Electric Co	1.750	06/16/22	751,138
750,000		Pacific Gas and Electric Co	1.367	03/10/23	750,218
200,000		Pacific Gas and Electric Co	4.250	08/01/23	213,354
100,000		PPL Capital Funding, Inc	3.500	12/01/22	104,091
500,000		PSEG Power LLC	3.850	06/01/23	533,052
100,000		Public Service Enterprise Group, Inc	2.650	11/15/22	103,400
200,000		Puget Energy, Inc	5.625	07/15/22	210,394
110,000		Sempra Energy	2.875	10/01/22	113,059
1,000,000	h	Southern California Edison Co	1.100	04/01/24	999,986
300,000		Southern Co	2.950	07/01/23	314,189
1,000,000		Southern Co	0.600	02/26/24	993,664
200,000		Virginia Electric & Power Co	2.750	03/15/23	207,391
500,000		WEC Energy Group, Inc	0.550	09/15/23	498,972
357

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	WEC Energy Group, Inc	0.800%	03/15/24	$499,864
350,000	Xcel Energy, Inc	0.500	10/15/23	349,663
	TOTAL UTILITIES			17,834,770

	TOTAL CORPORATE BONDS			251,130,647
	(Cost $248,579,329)

GOVERNMENT BONDS - 76.0%

AGENCY SECURITIES - 3.1%
1,500,000	Federal Farm Credit Bank (FFCB)	0.250	05/06/22	1,501,979
750,000	FFCB	0.125	11/23/22	749,980
4,000,000	Federal Farm Credit Banks Funding Corp	0.125	02/03/23	3,998,056
330,000	Federal Farm Credit Banks Funding Corp	0.250	02/26/24	328,993
3,000,000	Federal Home Loan Bank (FHLB)	3.000	10/12/21	3,046,847
1,600,000	FHLB	1.625	11/19/21	1,615,864
1,000,000	FHLB	0.250	06/03/22	1,001,544
350,000	FHLB	0.125	08/12/22	349,790
500,000	FHLB	0.125	10/21/22	499,694
1,600,000	FHLB	1.375	02/17/23	1,635,967
1,200,000	FHLB	0.125	03/17/23	1,198,609
1,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.125	07/25/22	999,907
2,500,000	FHLMC	0.375	04/20/23	2,509,498
500,000	FHLMC	0.375	05/05/23	502,149
1,000,000	FHLMC	0.250	06/26/23	1,001,011
1,500,000	FHLMC	0.250	08/24/23	1,500,342
650,000	FHLMC	0.250	09/08/23	649,874
750,000	FHLMC	0.125	10/16/23	747,171
1,000,000	FHLMC	0.250	11/06/23	999,248
945,000	FHLMC	0.250	12/04/23	943,590
1,000,000	Federal National Mortgage Association (FNMA)	2.000	10/05/22	1,027,906
4,500,000	FNMA	0.250	05/22/23	4,505,661
750,000	FNMA	0.250	07/10/23	750,573
500,000	FNMA	0.250	11/27/23	499,434
	TOTAL AGENCY SECURITIES			32,563,687

FOREIGN GOVERNMENT BONDS - 6.9%
600,000	African Development Bank	1.625	09/16/22	612,048
1,600,000	African Development Bank	0.750	04/03/23	1,615,540
400,000	Asian Development Bank	0.625	04/07/22	401,842
2,500,000	Asian Development Bank	1.875	07/19/22	2,554,433
1,250,000	Asian Development Bank	1.625	01/24/23	1,281,425
1,750,000	Asian Development Bank	0.250	07/14/23	1,747,607
500,000	Asian Development Bank	0.250	10/06/23	499,011
750,000	Asian Infrastructure Investment Bank	0.250	09/29/23	749,026
300,000	Chile Government International Bond	2.250	10/30/22	307,287
250,000	Colombia Government International Bond	2.625	03/15/23	256,835
750,000	Colombia Government International Bond	4.000	02/26/24	797,220
550,000	Corp Andina de Fomento	3.250	02/11/22	562,067
500,000	Corp Andina de Fomento	2.375	05/12/23	516,070
500,000	Council of Europe Development Bank	0.250	06/10/23	499,601
500,000	Council Of Europe Development Bank	0.250	10/20/23	498,576
358

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	European Bank for Reconstruction & Development	2.750%	03/07/23	$523,937
1,000,000	European Bank for Reconstruction & Development	0.250	07/10/23	998,244
500,000	European Investment Bank	2.625	05/20/22	513,768
2,750,000	European Investment Bank	1.375	09/06/22	2,795,875
3,707,000	European Investment Bank	1.375	05/15/23	3,794,849
1,360,000	European Investment Bank	0.250	09/15/23	1,357,983
1,500,000	European Investment Bank	3.250	01/29/24	1,619,085
500,000	Export Development Canada	2.000	05/17/22	510,097
1,800,000	Export Development Canada	1.375	02/24/23	1,838,111
250,000	Export-Import Bank of Korea	3.500	11/27/21	254,984
500,000	Export-Import Bank of Korea	2.750	01/25/22	509,360
1,000,000	Export-Import Bank of Korea	0.375	02/09/24	994,906
500,000	FMS Wertmanagement AoeR	2.750	03/06/23	523,848
500,000	Hashemite Kingdom of Jordan Government AID Bond	2.578	06/30/22	514,699
750,000	Hungary Government International Bond	5.750	11/22/23	847,585
300,000	Indonesia Government International Bond	2.950	01/11/23	310,604
750,000	Indonesia Government International Bond	4.450	02/11/24	817,940
1,000,000	Inter-American Development Bank	1.750	04/14/22	1,015,913
1,100,000	Inter-American Development Bank	2.500	01/18/23	1,145,001
1,000,000	Inter-American Development Bank	0.500	05/24/23	1,005,060
1,500,000	Inter-American Development Bank	0.250	11/15/23	1,495,813
1,000,000	Inter-American Development Bank	2.625	01/16/24	1,061,180
1,250,000	International Bank for Reconstruction & Development	2.125	07/01/22	1,279,926
1,000,000	International Bank for Reconstruction & Development	1.875	06/19/23	1,035,477
1,250,000	International Bank for Reconstruction & Development	0.250	11/24/23	1,246,636
400,000	International Finance Corp	0.500	03/20/23	401,314
500,000	International Finance Corp	2.875	07/31/23	529,452
250,000	Israel Government International Bond	4.000	06/30/22	261,262
500,000	Israel Government International Bond	3.150	06/30/23	528,821
200,000	Japan Bank for International Cooperation	1.625	10/17/22	203,994
450,000	Japan Bank for International Cooperation	1.750	01/23/23	461,311
800,000	Japan Bank for International Cooperation	0.625	05/22/23	804,413
500,000	Japan Bank for International Cooperation	3.250	07/20/23	532,138
300,000	Japan Bank for International Cooperation	0.375	09/15/23	299,261
700,000	Japan Bank for International Cooperation	3.375	10/31/23	751,682
350,000	Korea Development Bank	3.000	03/19/22	358,615
300,000	Korea Development Bank	3.375	03/12/23	316,647
550,000	Korea Development Bank	0.500	10/27/23	549,984
500,000	Korea Development Bank	0.400	03/09/24	497,450
500,000	Korea Development Bank	0.400	06/19/24	497,509
500,000	Korea Government International Bond	3.875	09/11/23	540,990
500,000	Kreditanstalt fuer Wiederaufbau	2.500	02/15/22	509,984
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	1,018,255
2,000,000	Kreditanstalt fuer Wiederaufbau	1.750	08/22/22	2,043,040
5,100,000	Kreditanstalt fuer Wiederaufbau	1.625	02/15/23	5,233,671
500,000	Kreditanstalt fuer Wiederaufbau	0.250	10/19/23	498,991
1,400,000	Kreditanstalt fuer Wiederaufbau	0.250	03/08/24	1,392,916
750,000	Mexico Government International Bond	4.000	10/02/23	807,203
500,000	Nordic Investment Bank	1.375	10/17/22	508,849
250,000	Nordic Investment Bank	0.375	05/19/23	250,444
359

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Poland Government International Bond	5.000%	03/23/22	$521,779
400,000	Poland Government International Bond	3.000	03/17/23	419,689
1,000,000	Poland Government International Bond	4.000	01/22/24	1,094,978
400,000	Province of Alberta Canada	2.200	07/26/22	410,073
500,000	Province of Alberta Canada	3.350	11/01/23	536,895
750,000	Province of Alberta Canada	2.950	01/23/24	800,748
300,000	Province of British Columbia Canada	2.000	10/23/22	308,255
400,000	Province of Manitoba Canada	2.125	05/04/22	407,952
300,000	Province of Ontario Canada	2.550	04/25/22	307,321
1,000,000	Province of Ontario Canada	2.250	05/18/22	1,022,073
1,055,000	Province of Ontario Canada	1.750	01/24/23	1,082,704
600,000	Province of Ontario Canada	3.400	10/17/23	645,063
1,000,000	Province of Ontario Canada	3.050	01/29/24	1,071,575
900,000	Province of Quebec Canada	2.625	02/13/23	938,959
1,000,000	Republic of Italy Government International Bond	6.875	09/27/23	1,147,945
120,000	Svensk Exportkredit AB	2.375	04/09/21	120,032
660,000	Svensk Exportkredit AB	1.625	11/14/22	674,520
300,000	Svensk Exportkredit AB	2.875	03/14/23	314,893
1,000,000	Svensk Exportkredit AB	0.750	04/06/23	1,009,010
	TOTAL FOREIGN GOVERNMENT BONDS			73,542,129

MUNICIPAL BONDS - 0.0%
280,000	Port Authority of New York & New Jersey	1.086	07/01/23	284,170
	TOTAL MUNICIPAL BONDS			284,170

U.S. TREASURY SECURITIES - 66.0%
10,000,000	United States Treasury Note	2.375	03/15/22	10,219,531
4,750,000	United States Treasury Note	0.375	03/31/22	4,764,102
12,000,000	United States Treasury Note	2.250	04/15/22	12,270,000
24,000,000	United States Treasury Note	0.125	04/30/22	24,009,375
18,000,000	United States Treasury Note	2.125	05/15/22	18,407,813
7,000,000	United States Treasury Note	0.125	05/31/22	7,001,914
14,000,000	United States Treasury Note	1.750	06/15/22	14,276,719
18,500,000	United States Treasury Note	0.125	06/30/22	18,504,336
20,000,000	United States Treasury Note	1.750	07/15/22	20,422,656
7,800,000	United States Treasury Note	0.125	07/31/22	7,800,609
13,000,000	United States Treasury Note	1.500	08/15/22	13,246,289
28,500,000	United States Treasury Note	0.125	08/31/22	28,500,000
10,000,000	United States Treasury Note	1.500	09/15/22	10,198,828
14,000,000	United States Treasury Note	0.125	09/30/22	13,998,906
17,400,000	United States Treasury Note	1.375	10/15/22	17,729,648
9,250,000	United States Treasury Note	0.125	10/31/22	9,248,916
20,000,000	United States Treasury Note	1.625	11/15/22	20,478,906
27,250,000	United States Treasury Note	0.125	11/30/22	27,244,678
23,000,000	United States Treasury Note	1.625	12/15/22	23,580,391
8,000,000	United States Treasury Note	0.125	12/31/22	7,996,562
22,000,000	United States Treasury Note	1.500	01/15/23	22,528,516
7,000,000	United States Treasury Note	0.125	01/31/23	6,996,719
12,000,000	United States Treasury Note	1.375	02/15/23	12,273,281
23,000,000	United States Treasury Note	0.125	02/28/23	22,985,625
1,000,000	United States Treasury Note	2.625	02/28/23	1,046,914
3,750,000	United States Treasury Note	0.125	03/31/23	3,747,510
21,500,000	United States Treasury Note	0.250	04/15/23	21,531,074
21,500,000	United States Treasury Note	0.125	05/15/23	21,471,445
360

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$18,000,000		United States Treasury Note	0.250%	06/15/23	$18,020,391
17,600,000		United States Treasury Note	0.125	07/15/23	17,565,625
16,500,000		United States Treasury Note	0.125	08/15/23	16,461,973
6,750,000		United States Treasury Note	0.125	09/15/23	6,731,543
33,750,000		United States Treasury Note	0.125	10/15/23	33,639,258
46,250,000		United States Treasury Note	0.250	11/15/23	46,226,514
33,250,000		United States Treasury Note	0.125	12/15/23	33,103,233
16,600,000		United States Treasury Note	0.125	01/15/24	16,517,000
48,243,000	e	United States Treasury Note	0.125	02/15/24	47,982,940
35,000,000		United States Treasury Note	0.250	03/15/24	34,907,031
5,000,000		United States Treasury Note	0.250	08/31/25	4,883,594
4,000,000		United States Treasury Note	0.250	09/30/25	3,901,406
500,000		United States Treasury Note	0.375	11/30/25	489,082
		TOTAL U.S. TREASURY SECURITIES			702,910,853

		TOTAL GOVERNMENT BONDS			809,300,839
		(Cost $805,115,297)

		TOTAL BONDS			1,060,431,486
		(Cost $1,053,694,626)

SHORT-TERM INVESTMENTS - 5.2%

GOVERNMENT AGENCY DEBT - 0.6%
6,750,000		Federal Agricultural Mortgage Corp (FAMC)	0.010	04/01/21	6,750,000
		TOTAL GOVERNMENT AGENCY DEBT			6,750,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.6%
48,683,289	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		48,683,289

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			48,683,289

		TOTAL SHORT-TERM INVESTMENTS			55,433,289
		(Cost $55,433,289)
		TOTAL INVESTMENTS - 104.7%			1,115,864,775
		(Cost $1,109,127,915)
		OTHER ASSETS & LIABILITIES, NET - (4.7)%			(50,038,183)
		NET ASSETS - 100.0%			$1,065,826,592

‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $47,703,659.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2021, the aggregate value of these securities is $2,451,287 or 0.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

361

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
March 31, 2021

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.1%

GOVERNMENT AGENCY DEBT - 32.2%
$10,211,000	Federal Farm Credit Bank (FFCB)	2.420%	04/29/21	$10,230,220
40,816,000	Federal Home Loan Bank (FHLB)	0.010	04/07/21	40,815,423
8,886,000	FHLB	0.010	04/08/21	8,885,862
26,028,000	FHLB	0.010	04/21/21	26,026,771
600,000	FHLB	0.010	04/23/21	599,982
23,000,000	FHLB	0.010	04/28/21	22,999,655
1,230,000	FHLB	0.010	04/29/21	1,229,982
21,200,000	FHLB	0.010	05/04/21	21,198,737
39,000,000	FHLB	0.010	05/05/21	38,997,790
11,000,000	FHLB	0.010	05/10/21	10,999,643
7,097,000	FHLB	0.010	05/12/21	7,096,677
10,000,000	FHLB	0.090	05/14/21	10,000,000
10,000,000	FHLB	0.010	05/19/21	9,999,867
1,000,000	FHLB	0.010	05/21/21	999,972
11,753,000	FHLB	0.010	05/26/21	11,752,188
13,000,000	FHLB	0.040	05/26/21	12,999,891
9,500,000	FHLB	0.010	05/28/21	9,498,646
24,293,000	FHLB	0.010	06/02/21	24,291,559
11,500,000	FHLB	0.010	06/07/21	11,499,037
11,500,000	FHLB	0.045	06/07/21	11,499,927
13,500,000	FHLB	0.045	06/08/21	13,499,976
15,504,000	FHLB	0.010	06/11/21	15,503,236
13,000,000	FHLB	0.045	06/15/21	12,999,907
2,591,000	FHLB	0.010	06/16/21	2,590,865
26,900,000	FHLB	0.010	06/18/21	26,899,092
18,180,000	FHLB	0.010	06/22/21	18,179,586
7,500,000	FHLB	0.010	06/25/21	7,499,593
5,000,000	FHLB	0.020	06/28/21	4,999,964
4,625,000	FHLB	0.010	06/30/21	4,624,422
2,686,000	FHLB	0.010	07/09/21	2,685,335
13,500,000	FHLB	0.050	07/12/21	13,499,779
9,700,000	FHLB	0.050	08/02/21	9,699,802
7,917,000	FHLB	0.010	09/17/21	7,915,811
28,000,000	FHLB	0.040	09/29/21	27,999,169
	TOTAL GOVERNMENT AGENCY DEBT			460,218,366

TREASURY DEBT - 43.1%
18,513,000	United States Cash Management Bill	0.010	06/08/21	18,509,999
7,000,000	United States Cash Management Bill	0.010	06/15/21	6,998,957
13,533,000	United States Cash Management Bill	0.010	06/22/21	13,530,712
7,099,000	United States Cash Management Bill	0.010	06/29/21	7,097,607
16,000,000	United States Cash Management Bill	0.010	07/06/21	15,997,393
66,721,000	United States Cash Management Bill	0.000	07/20/21	66,716,691
14,500,000	United States Cash Management Bill	0.010	07/27/21	14,498,603
38,270,000	United States Treasury Bill	0.010	04/01/21	38,270,000
362

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$26,892,000		United States Treasury Bill		0.010%	04/06/21	$26,891,768
43,483,000		United States Treasury Bill		0.010	04/08/21	43,482,310
11,668,000		United States Treasury Bill		0.010	04/13/21	11,667,765
9,500,000		United States Treasury Bill		0.010	04/15/21	9,499,675
3,132,000		United States Treasury Bill		0.010	04/20/21	3,131,864
36,521,000		United States Treasury Bill		0.010	04/22/21	36,518,977
42,395,000		United States Treasury Bill		0.010	04/27/21	42,392,346
5,000,000		United States Treasury Bill		0.010	04/29/21	4,999,621
2,760,000		United States Treasury Bill		0.010	05/04/21	2,759,911
44,382,000		United States Treasury Bill		0.010	05/06/21	44,379,080
15,117,000		United States Treasury Bill		0.010	05/13/21	15,115,998
48,184,000		United States Treasury Bill		0.010	05/18/21	48,182,064
3,951,000		United States Treasury Bill		0.010	05/20/21	3,950,554
13,000,000		United States Treasury Bill		0.010	05/25/21	12,999,426
9,632,000		United States Treasury Bill		0.010	05/27/21	9,631,111
14,905,000		United States Treasury Bill		0.010	06/01/21	14,903,990
26,002,000		United States Treasury Bill		0.010	06/03/21	26,000,112
7,000,000		United States Treasury Bill		0.010	06/10/21	6,999,353
11,500,000		United States Treasury Bill		0.010	06/17/21	11,498,356
10,000,000		United States Treasury Bill		0.010	06/24/21	9,999,603
22,000		United States Treasury Bill		0.010	07/01/21	21,999
10,300,000		United States Treasury Bill		0.010	07/22/21	10,297,196
16,172,000		United States Treasury Bill		0.010	07/29/21	16,167,907
16,008,000		United States Treasury Bill		0.010	08/05/21	16,004,355
7,000,000		United States Treasury Bill		0.010	09/23/21	6,998,741
		TOTAL TREASURY DEBT				616,114,044

VARIABLE RATE SECURITIES - 24.8%
25,000,000	i	Federal Farm Credit Bank (FFCB)	SOFR + 0.290%	0.300	04/23/21	25,000,000
11,000,000	i	FFCB	SOFR + 0.040%	0.050	08/04/21	11,000,000
10,000,000	i	FFCB	SOFR + 0.055%	0.065	10/15/21	10,000,000
10,000,000	i	FFCB	SOFR + 0.070%	0.080	02/17/22	10,000,000
14,000,000	i	FFCB	SOFR + 0.040%	0.050	06/01/22	13,999,587
5,000,000	i	FFCB	SOFR + 0.190%	0.200	07/14/22	5,000,000
7,500,000	i	FFCB	SOFR + 0.070%	0.080	08/11/22	7,500,000
14,000,000	i	FFCB	SOFR + 0.045%	0.055	09/08/22	13,998,982
3,775,000	i	FFCB	SOFR + 0.060%	0.070	10/21/22	3,775,000
47,500,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.230%	0.240	04/13/21	47,500,000
11,000,000	i	FHLB	SOFR + 0.070%	0.080	04/21/21	11,000,000
9,500,000	i	FHLB	SOFR + 0.055%	0.065	05/14/21	9,500,000
25,000,000	i	FHLB	SOFR + 0.100%	0.110	07/09/21	25,000,000
25,000,000	i	FHLB	SOFR + 0.120%	0.130	10/13/21	25,000,000
9,000,000	i	FHLB	SOFR + 0.065%	0.075	12/21/21	9,000,000
15,000,000	i	FHLB	SOFR + 0.080%	0.090	02/22/22	15,000,000
10,000,000	i	FHLB	SOFR + 0.055%	0.065	05/13/22	10,000,000
6,000,000	i	FHLB	SOFR + 0.090%	0.100	05/26/22	6,000,000
10,825,000	i	FHLB	SOFR + 0.045%	0.055	07/29/22	10,825,000
10,000,000	i	FHLB	SOFR + 0.085%	0.095	10/05/22	10,000,000
11,000,000	i	FHLB	SOFR + 0.060%	0.070	12/08/22	11,000,000
10,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.240%	0.250	07/23/21	10,000,000
10,000,000	i	FHLMC	SOFR + 0.095%	0.105	08/19/22	10,000,000
15,000,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.190%	0.200	04/05/21	15,000,000
20,000,000	i	FNMA	SOFR + 0.280%	0.290	04/26/21	20,000,000
10,000,000	i	FNMA	SOFR + 0.320%	0.330	10/22/21	10,000,000
		TOTAL VARIABLE RATE SECURITIES				355,098,569
363

TIAA-CREF FUNDS - Money Market Fund

VALUE

TOTAL SHORT-TERM INVESTMENTS	$1,431,430,979
(Cost $1,431,430,979)

TOTAL INVESTMENTS- 100.1%	1,431,430,979
(Cost $1,431,430,979)
OTHER ASSETS & LIABILITIES, NET - (0.1)%	(1,687,037)
NET ASSETS - 100.0%	$1,429,743,942

Abbreviation(s):
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
364

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Real Estate Securities Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, and TIAA-CREF Money Market Fund, and the portfolio of investments, of TIAA-CREF Inflation-Linked Bond Fund and TIAA-CREF Real Estate Securities Fund (thirteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2021, the related statements of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2021, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 21, 2021

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

(A12451-B 5/21)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of conduct for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: May 21, 2021	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 21, 2021	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: May 21, 2021	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)